UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund (Formerly BlackRock Advantage U.S. Total Market V.I. Fund)

BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 12/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
DECEMBER 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
The 12-month reporting period as of December 31, 2021 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.
Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of an additional fiscal stimulus package and infrastructure bill further boosted stocks. In the United
States, both large- and small-capitalization stocks posted a strong advance, and many equity indices neared or surpassed all-time highs late in the reporting period. International equities from developed markets also gained, although emerging market stocks declined, pressured by a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds, which declined.
The Fed maintained accommodative monetary policy during the reporting period by maintaining near-zero interest rates and by asserting that inflation could exceed its 2% target for a sustained period without triggering a rate increase. However, the Fed’s tone shifted late in the year, as it reduced its bond-buying program and used its market guidance to raise the prospect of higher rates in 2022.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta and Omicron variants of the coronavirus remain a threat, particularly in emerging markets. While we expect inflation to abate somewhat as supply bottlenecks are resolved, we anticipate that inflation will remain higher than the pre-COVID norm. The Fed is poised to raise interest rates next year in response, but the Fed’s policy shift means that tightening is likely to be less aggressive than what we’ve seen in previous cycles.
In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
11.67% 28.71%
U.S. small cap equities
(Russell 2000
®
Index)
(2.31) 14.82
International equities
(MSCI Europe, Australasia,
Far East Index)
2.24 11.26
Emerging market equities
(MSCI Emerging Markets
Index)
(9.30) (2.54)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.05
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
0.44 (3.68)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
0.06 (1.54)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
0.52 1.77
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
1.59 5.26
This Page is not Part of Your Fund Report

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock 60/40 Target Allocation ETF V.I. Fund
Investment Objective
BlackRock 60/40 Target Allocation ETF V.I. Fund’s (the “Fund”) investment objective is to seek to provide total return.
Portfolio Management Commentary
The Fund, which is a fund of funds, seeks to achieve its investment objective by investing in a portfolio of underlying exchange-traded funds (“ETFs”) that seek to track equity and fixed-income indices. The following discussion relates to exposures achieved through investments in such underlying ETFs.
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund outperformed its blended benchmark (60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate
Bond Index).
What factors influenced performance?
The largest positive contributor to the Fund’s performance relative to the benchmark was an overweight to equities. Within the equity allocation, contributions were led by exposure to U.S. large cap stocks. Commodity-related exposure and holdings of inflation-protected bonds also proved additive.
The Fund’s positions in momentum factor and financial stocks weighed on relative performance as the market rotated out of reflation stories after the Fed’s more hawkish mid-June 2021 meeting. Exposure to developed market value stocks also detracted.
Describe recent portfolio activity.
Early in the period, the Fund maintained an overweight to equities based on confidence in the longer-term sustainability of a cyclical-led rally in stocks. However, the Fund tactically reduced overall equity exposure in response to various short-term COVID-19-related uncertainties. Within the fixed income allocation, the Fund added exposure to so-called “fallen angels” (formerly investment grade corporate bonds that had been downgraded to high yield status) as a potentially higher-quality exposure to riskier credit.
Over the second quarter of 2021, the Fund sought to reposition ahead of any possible disorderly market move where inflation expectations become unhinged. In this vein, the
Fund moved to further underweight fixed income and other duration-sensitive assets which may have been underpricing inflation risk. The Fund added exposure to energy stocks and cyclical companies with operating leverage as tactical opportunities. The Fund ended the year positioned for reflation and overweight equities but with modestly lower active risk and sensitivity to individual sector performance.
Describe portfolio positioning at period end.
At period end, the Fund remained positioned for a reflationary environment as accelerating vaccinations bolster the economic restart, expiring unemployment benefits increase labor force participation, and interest rates move higher alongside above-average inflation data over the medium-term. The Fund was overweight equities while underweighting fixed income, with a tilt toward styles that benefit from rising rates, rising inflation and higher oil prices. In this vein, the Fund continued to target stocks with higher operating leverage, including small cap, energy and value factor stocks, albeit at slightly lower levels than earlier in the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
 Percent of
Affiliated Investment
Companies
Equity Funds .................................... 55%
Fixed - Income Funds ............................... 30
Short-Term Securities .............................. 15
–

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock 60/40 Target Allocation ETF V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
The Fund commenced operations on April 30, 2014.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The Fund’s total returns prior to
May 1, 2019, are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares
®
Dynamic Allocation V.I. Fund.
(b)
The Fund invests in a portfolio of underlying exchange-traded funds that seek to track equity and fixed-income indices.
(c)
A customized weighted index comprised of 60% MSCI All Country World Index and 40% Bloomberg U.S. Aggregate Bond Index.
(d)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(e)
Bloomberg U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Bond Index), a broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years
Since
Inception
(b)
Class I
(c)
.............................................................................. 11.99% 11.27% 7.71%
Class III
(c)
.............................................................................. 11.70 10.99 7.45
60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index .......................... 10.20 10.24 7.58
MSCI All Country World Index ............................................................... 18.54 14.40 10.20
Bloomberg U.S. Aggregate Bond Index ........................................................ (1.54) 3.57 3.16
(a)
For the portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
The Fund commenced operations on April 30, 2014.
(c)
Average annual total returns are based on changes in net asset value ("NAV") for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to May 1, 2019 are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares
®
Dynamic Allocation V.I. Fund.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock 60/40 Target Allocation ETF V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,043.10 $ 0.98 $ 1,000.00 $ 1,024.25 $ 0.97 0.19%
Class III .................................. 1,000.00 1,041.50 2.26 1,000.00 1,022.99 2.24 0.44
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2021
BlackRock Annual Report to Shareholders
BlackRock 60/40 Target Allocation ETF V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security Shares Value
Affiliated Investment Companies — 117.4%
(a)
Equity Funds — 64.7%
iShares Core S&P 500 ETF
(b)
........... 131,236 $ 62,598,260
iShares Core S&P Small-Cap ETF
(b)
....... 119,441 13,677,189
iShares ESG Aware MSCI EM ETF
(b)
...... 227,882 9,058,310
iShares Global Financials ETF
(b)
......... 94,394 7,557,184
iShares Global Tech ETF
(b)
............. 161,565 10,403,170
iShares MSCI EAFE Growth ETF ........ 254,311 28,047,960
iShares MSCI EAFE Value ETF
(b)
......... 593,696 29,916,341
iShares MSCI USA Min Vol Factor ETF
(b)
... 73,663 5,959,337
iShares MSCI USA Value Factor ETF ...... 110,764 12,125,335
iShares Trust ESG Aware MSCI USA ETF
(b)
.. 580,579 62,644,474
iShares U.S. Energy ETF .............. 188,943 5,687,184
247,674,744
Security Shares Value
Fixed-Income Funds — 35.2%
iShares Commodities Select Strategy ETF .. 285,141 $ 8,805,154
iShares Core Total USD Bond Market ETF .. 997,436 52,794,288
iShares Fallen Angels USD Bond ETF
(b)
.... 617,538 18,507,614
iShares TIPS Bond ETF
(b)
.............. 160,351 20,717,349
iShares U.S. Treasury Bond ETF
(b)
........ 1,282,171 34,208,322
135,032,727
Short-Term Securities — 17.5%
(c)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ..................... 1,571,351 1,571,351
SL Liquidity Series, LLC, Money Market Series,
0.15%
(d)
........................ 65,405,862 65,412,403
66,983,754
Total Affiliated Investment Companies — 117.4%
(Cost: $405,751,407) .............................. 449,691,225
Liabilities in Excess of Other Assets — (17.4) % ............ (66,617,858)
Net Assets — 100.0% ............................... $ 383,073,367
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,321,139 $ 250,212 $ — $ — $ — $ 1,571,351 1,571,351 $ 160 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 49,449,031 15,978,557 — (15,185) — 65,412,403 65,405,862 196,006
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... 9,800,045 99,755 (9,908,160) 501,990 (493,630) — — — —
iShares Trust 1-5 Year Investment
Grade Corporate Bond ETF
(c)
14,418,735 14,811,301 (29,034,002) (21,054) (174,980) — — 217,774 —
iShares 20+ Year Treasury Bond
ETF
(c)
................ 2,286,927 24,914 (2,216,567) 56,171 (151,445) — — — —
iShares Commodities Select
Strategy ETF ........... — 12,013,629 (3,091,218) 398,781 (516,038) 8,805,154 285,141 1,345,039 —
iShares Core MSCI EAFE ETF
(c)
5,848,261 50,215 (6,094,333) 1,013,397 (817,540) — — — —
iShares Core S&P 500 ETF .... 50,318,026 19,111,444 (18,241,053) 5,865,401 5,544,442 62,598,260 131,236 648,463 —
iShares Core S&P Small-Cap ETF 6,303,329 6,936,650 (1,618,160) 559,299 1,496,071 13,677,189 119,441 199,712 —
iShares Core Total USD Bond
Market ETF ............ — 54,062,969 (454,608) (6,642) (807,431) 52,794,288 997,436 672,955 —
iShares ESG Aware MSCI EM
ETF .................. 19,215,379 5,245,960 (15,285,031) 5,024,990 (5,142,988) 9,058,310 227,882 280,633 —
iShares Fallen Angels USD Bond
ETF .................. — 18,467,025 (63,741) 859 103,471 18,507,614 617,538 284,223 —
iShares Global Financials ETF .. — 12,313,422 (4,755,600) (26,152) 25,514 7,557,184 94,394 137,566 —
iShares Global Tech ETF ..... 8,532,222 9,721,475 (9,748,526) 4,033,783 (2,135,784) 10,403,170 161,565 40,437 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(c)
..... 30,519,133 2,396,196 (31,596,759) (193,379) (1,125,191) — — 134,712 —
iShares MBS ETF
(c)
......... 9,770,623 486,726 (10,160,898) (108,057) 11,606 — — 24,633 —
iShares MSCI EAFE Growth ETF 19,127,491 13,783,475 (6,370,324) 1,729,393 (222,075) 28,047,960 254,311 338,236 —
iShares MSCI EAFE Value ETF . — 31,895,596 (1,896,621) 71,667 (154,301) 29,916,341 593,696 1,140,017 —
iShares MSCI USA Min Vol Factor
ETF .................. 5,126,841 6,076,794 (5,685,121) 533,571 (92,748) 5,959,337 73,663 30,060 —
iShares MSCI USA Momentum
Factor ETF
(c)
............ — 9,105,023 (9,359,848) 254,825 — — — 8,507 —

BlackRock 60/40 Target Allocation ETF V.I. Fund
Schedule of Investments
7
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
iShares MSCI USA Value Factor
ETF .................. $ 10,529,842 $ 3,653,427 $ (4,717,436) $ 1,577,594 $ 1,081,908 12,125,335 110,764 $ 290,705 $ —
iShares TIPS Bond ETF ...... — 20,855,609 (117,315) (1,107) (19,838) 20,717,349 160,351 424,995 —
iShares Trust ESG Aware MSCI
USA ETF .............. 40,110,713 19,412,066 (7,403,339) 2,280,672 8,244,362 62,644,474 580,579 582,695 —
iShares U.S. Energy ETF ..... — 6,893,227 (2,103,265) 190,911 706,311 5,687,184 188,943 184,357 —
iShares U.S. Medical Devices
ETF
(c)
................ 8,060,417 585,567 (8,926,141) 2,128,662 (1,848,505) — — 282 —
iShares U.S. Treasury Bond ETF 22,361,262 22,035,497 (9,720,269) 205,491 (673,659) 34,208,322 1,282,171 322,433 —
$ 26,055,881 $ 2,837,532 $ 449,691,225 $ 7,504,600 $ —
— $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Affiliated Investment Companies ................................ $ 382,707,471 $ — $ — $ 382,707,471
Short-Term Securities ....................................... 1,571,351 — — 1,571,351
$ 384,278,822 $ — $ — $ 384,278,822
Investments valued at NAV
(a)
...................................... 65,412,403
$ —
$ 449,691,225
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities

December 31, 2021
2021
BlackRock Annual Report to Shareholders
8
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
ASSETS
Investments, at value — affiliated
(a) (b)
........................................................................................ $ 449,691,225
Cash ............................................................................................................. 221
Receivables: –
Securities lending income — affiliated ...................................................................................... 19,730
Capital shares sold ................................................................................................... 44,730
Dividends — affiliated ................................................................................................. 98,868
Prepaid expenses ..................................................................................................... 1,534
Total assets .........................................................................................................
449,856,308
LIABILITIES
Collateral on securities loaned ............................................................................................. 65,445,953
Payables: –
Investments purchased ................................................................................................ 903,922
Capital shares redeemed ............................................................................................... 21,953
Distribution fees ..................................................................................................... 8,843
Investment advisory fees .............................................................................................. 35,707
Directors' and Officer's fees ............................................................................................. 76
Other affiliate fees ................................................................................................... 88
Professional fees .................................................................................................... 95,763
Transfer agent fees .................................................................................................. 190,971
Other accrued expenses ............................................................................................... 79,665
Total liabilities ........................................................................................................
66,782,941
NET ASSETS ........................................................................................................
$ 383,073,367
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 339,080,436
Accumulated earnings .................................................................................................. 43,992,931
NET ASSETS ........................................................................................................
$ 383,073,367
(a)
  Investments, at cost — affiliated .......................................................................................... $ 405,751,407
(b)
  Securities loaned, at value - affiliated ...................................................................................... $ 64,074,198

Statement of Assets and Liabilities
(continued)
December 31, 2021
9
Financial Statements
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 338,569,226
Shares outstanding .................................................................................................
24,133,222
Net asset value ....................................................................................................
$ 14.03
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 44,504,141
Shares outstanding .................................................................................................
3,192,286
Net asset value ....................................................................................................
$ 13.94
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 7,308,594
Securities lending income — affiliated — net ................................................................................. 196,006
Total investment income .................................................................................................
7,504,600
EXPENSES
Transfer agent — class specific .......................................................................................... 679,710
Investment advisory .................................................................................................. 486,438
Professional ....................................................................................................... 135,321
Printing and postage ................................................................................................. 94,209
Distribution — class specific ............................................................................................ 80,406
Accounting services .................................................................................................. 61,631
Custodian ......................................................................................................... 17,206
Directors and Officer ................................................................................................. 6,802
Transfer agent ...................................................................................................... 4,843
Miscellaneous ...................................................................................................... 5,857
Total expenses .......................................................................................................
1,572,423
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (196,185)
Transfer agent fees reimbursed — class specific ............................................................................... (679,410)
Total expenses after fees waived and/or reimbursed ..............................................................................
696,828
Net investment income ..................................................................................................
6,807,772
REALIZED AND UNREALIZED GAIN $ 28,893,413
Net realized gain from investments - affiliated ................................................................................. 26,055,881
Net change in unrealized appreciation on investments - affiliated .................................................................... 2,837,532
Net realized and unrealized gain ...........................................................................................
28,893,413
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 35,701,185

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
BlackRock 60/40 Target Allocation ETF V.I.
Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 6,807,772 $ 3,736,649
Net realized gain .................................................................................. 26,055,881 357,792
Net change in unrealized appreciation (depreciation) .......................................................... 2,837,532 28,912,372
Net increase in net assets resulting from operations .............................................................
35,701,185 33,006,813
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (29,334,949) (3,984,736)
  Class III ....................................................................................... (3,806,065) (303,130)
Decrease in net assets resulting from distributions to shareholders ...................................................
(33,141,014) (4,287,866)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
116,594,037 50,754,571
NET ASSETS
Total increase in net assets ............................................................................. 119,154,208 79,473,518
Beginning of year .................................................................................... 263,919,159 184,445,641
End of year ........................................................................................
$ 383,073,367 $ 263,919,159
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
12
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019
(a)
2018
(a)
2017
(a)
Net asset value, beginning of year ..............................
$ 13.72 $ 12.17 $ 10.32 $ 11.13 $ 9.85
Net investment income
(b)
.....................................
0.31 0.22 0.28 0.33 0.23
Net realized and unrealized gain (loss) ............................
1.33 1.57 1.93 (0.88) 1.26
Net increase (decrease) from investment operations ....................
1.64 1.79 2.21 (0.55) 1.49
Distributions
(c)
– – – – –
From net investment income ..................................
(0.28) (0.21) (0.24) (0.11) (0.20)
From net realized gain .......................................
(1.05) (0.03) (0.12) (0.15) —
Return of capital ...........................................
— — — — (0.01)
Total distributions ...........................................
(1.33) (0.24) (0.36) (0.26) (0.21)
Net asset value, end of year ...................................
$ 14.03 $ 13.72 $ 12.17 $ 10.32 $ 11.13
Total Return
(d)
11.99% — — — —
Based on net asset value ......................................
11.99% 14.67% 21.41% (4.94)% 15.11%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.46% 0.53% 0.57% 1.00%
(f)
0.94%
Total expenses after fees waived and/or reimbursed ....................
0.19% 0.19% 0.19% 0.37%
(f)
0.53%
Net investment income .......................................
2.10% 1.78% 2.45% 3.01% 2.14%
Supplemental Data
Net assets, end of year (000) ....................................
$ 338,569 $ 243,296 $ 173,351 $ 117,502 $ 25,332
Portfolio turnover rate ........................................
62% 89% 61% 54% 48%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.76%
and 0.37%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class III
Year Ended December 31,
2021 2020 2019
(a)
2018
(a)
2017
(a)
Net asset value, beginning of year ..............................
$ 13.65 $ 12.12 $ 10.28 $ 11.09 $ 9.83
Net investment income
(b)
.....................................
0.30 0.19 0.28 0.20 0.21
Net realized and unrealized gain (loss) ............................
1.30 1.55 1.90 (0.77) 1.24
Net increase (decrease) from investment operations ....................
1.60 1.74 2.18 (0.57) 1.45
Distributions
(c)
– – – – –
From net investment income ..................................
(0.26) (0.18) (0.22) (0.09) (0.18)
From net realized gain .......................................
(1.05) (0.03) (0.12) (0.15) —
Return of capital ...........................................
— — — — (0.01)
Total distributions ...........................................
(1.31) (0.21) (0.34) (0.24) (0.19)
Net asset value, end of year ...................................
$ 13.94 $ 13.65 $ 12.12 $ 10.28 $ 11.09
Total Return
(d)
11.70% — — — —
Based on net asset value ......................................
11.70% 14.35% 21.22% (5.18)% 14.72%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.71% 0.77% 0.86% 1.38%
(f)
1.25%
Total expenses after fees waived and/or reimbursed ....................
0.44% 0.44% 0.44% 0.72%
(f)
0.78%
Net investment income .......................................
2.05% 1.56% 2.38% 1.83% 1.97%
Supplemental Data
Net assets, end of year (000) ....................................
$ 44,504 $ 20,623 $ 11,094 $ 4,181 $ 3,615
Portfolio turnover rate ........................................
62% 89% 61% 54% 48%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.14%
and 0.72%, respectively.
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders
14
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock 60/40
Target Allocation ETF V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying financial statements of the Fund include the account of iShares
®
Dynamic Allocation V.I. Fund (Cayman) (the “Subsidiary”).
There were no assets in the Subsidiary during the period. Effective March 26, 2020, the Subsidiary, which was wholly-owned by the Fund, was dissolved. The Subsidiary enabled the Fund to hold commodity-related instruments and other derivatives and satisfy Regulated Investment Company (“RIC”) tax requirements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 2,902,464 $ (2,902,464) $ — $ —
BofA Securities, Inc. ............................... 51,045,077 (51,045,077) — —
Credit Suisse Securities (USA) LLC .................... 4,796,217 (4,796,217) — —
Goldman Sachs & Co. LLC .......................... 1,310,140 (1,310,140) — —
J.P. Morgan Securities LLC .......................... 4,020,300 (4,020,300) — —
$ 64,074,198 $ (64,074,198) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
16
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2021, the Fund reimbursed the Manager $887 for certain accounting services, which is included in accounting services in the Statement of Operations.
Prior to the dissolution of the Subsidiary, the Manager provided investment management and other services to the Subsidiary. The Manager did not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund paid the Manager based on the Fund's net assets, which included the assets of the Subsidiary.
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the class specific distribution fees borne directly by Class III were $80,406.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the
1940 Act ("Independent Directors " ) , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 3 1 , 2021, the amount waived was $ 415 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days' notice by a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.150%
$1 b illion - $3 b illion ..................................................................................................... 0.140
$3 billion - $5 billion ..................................................................................................... 0.135
Greater than $5 billion ................................................................................................... 0.130
Class I .......................................................................................................... $ 613,236
Class III ......................................................................................................... 66,474
$ 679,710

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the
“Independent Trustees”, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, the Manager waived and/or reimbursed investment advisory fees of $195,770, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund , of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective April 30, 2021, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses was terminated.
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
April 30, 2021:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Class I ............................................................................................................. 0.19%
Class III ............................................................................................................ 0.44
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I .......................................................................................................... $ 612,979
Class III ......................................................................................................... 66,431
$ 679,410
Fund Level ............................................................................................................... $ 589,034
Class I .................................................................................................................. 863,946
Class III ................................................................................................................. 60,194

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
18
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended
December 31, 2021, the Fund paid BIM $40,338 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2021, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were $290,037,965 and $198,568,339, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
Purchases ............................................................................................................... $ 6,615,058
Sales ................................................................................................................... 10,164,569
Net Realized Gain .......................................................................................................... 2,133,068
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock 60/40 Target Allocation ETF V.I. Fund
Ordinary income ............................................................................................ $ 15,861,092 $ 4,020,581
Long-term capital gains ........................................................................................ 17,279,922 267,285
$ 33,141,014 $ 4,287,866
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock 60/40 Target Allocation ETF V.I. Fund . ......................................
$ 11,830 $ 115,813 $ 43,865,288 $ 43,992,931

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock 60/40 Target Allocation ETF V.I. Fund ............................ $ 405,894,496 $ 45,832,328 $ (2,035,599) $ 43,796,729

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
20
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Shares sold .............................................
5,645,958 $ 82,247,507 4,557,687 $ 56,617,179
Shares issued in reinvestment of distributions ........................
2,089,453 29,334,949 293,922 3,984,736
Shares redeemed .........................................
(1,328,972) (19,304,685) (1,368,407) (17,001,339)
6,406,439 $ 92,277,771 3,483,202 $ 43,600,576
Class III
Shares sold .............................................
1,738,580 $ 25,316,966 891,129 $ 10,555,456
Shares issued in reinvestment of distributions ........................
272,678 3,806,065 22,500 303,130
Shares redeemed .........................................
(329,345) (4,806,765) (318,862) (3,704,591)
1,681,913 $ 24,316,266 594,767 $ 7,153,995
8,088,352 $ 116,594,037 4,077,969 $ 50,754,571

Report of Independent Registered Public Accounting Firm
21
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock 60/40 Target Allocation ETF V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock 60/40 Target Allocation ETF V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. The presented financial highlights were consolidated through December 31, 2019. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
22
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
S&P Standard & Poor's
TIPS Treasury Inflation-Protected Securities
Currency Abbreviation
USD United States Dollar

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock Advantage Large Cap Core V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Core V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund outperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
Overall, the Fund performed well in a volatile market environment. The continuation of the strong reflationary market tone from the broad-based economic reopening early in 2021 led to an investor preference for value styles early in the period. However, a surprisingly hawkish pivot from the Fed in June prompted a market rotation back toward secular growth positions. This led to a return to themes that were predominant in 2020, supported by declining bond yields and concerns about the COVID-19 Delta variant. These pro-growth themes persisted until another sharp market rotation in September 2021, with a more hawkish Fed prompting investors back toward value stocks.
In particular, the announcement of the expected tapering of Fed bond purchases resulted in a sharp spike in bond yields, which supported cyclical market exposure. The simultaneous sharp rise in commodities prices put further pressure on inflation and compounded the impact on the bond market. Ultimately, though, this final rotation proved short-lived, as the market returned to a pro-growth stance in October. Markets seemed to look past uncertainty from the COVID-19 Omicron variant and increasingly hawkish
Fed policy rhetoric, instead focusing on sustained robust earnings that led investors to view market dips as buying opportunities. Inflation was also a focal point as the year-over-year rise in the Consumer Price Index hit its highest level since 1982, leading to a rotation back toward value styles at period-end. The Fed kept short-term rates low throughout the year but signaled a tapering of quantitative easing in the fourth quarter. More cyclical sectors led markets higher, with energy, real estate, and financials posting the largest gains for the year. Information technology ("IT") continued its strong performance, while defensive sectors such as utilities and consumer staples lagged.
From a factor perspective, valuation-related measures such as earnings yield and book-to-price ratio were up the most in 2021 after producing one of their best quarters on record in the first quarter of 2021.
Despite struggling in the third quarter of 2021, the Fund's broad-based strength in the remainder of the year led to favorable results for the entire period. Sentiment measures drove positive relative performance, while performance from fundamental insights was mixed but positive in the aggregate.
Trend-based sentiment stock selection insights contributed the most to relative performance, benefiting from increased corporate visibility in 2021. Specifically, text analyses of broker reports and company executive commentaries to capture short-term results and long-term fundamentals performed well, motivating overweight positioning in industrials that proved additive. Other fast-moving alternative data insights that evaluate online search trends were able to position the portfolio correctly during the changing market backdrop. The real-time nature of these types of measures was particularly helpful in navigating the quickly evolving marketplace. Elsewhere, capturing sentiment from bond markets produced gains amid volatility in interest rates.
Fundamental measures also supported positive performance despite being mixed overall. Stability-related quality insights with a preference for lower-risk securities performed well amid rising volatility, particularly toward the end of the period. Other insights evaluating companies by earnings yield also supported gains. Lastly, performance from macro thematic insights was mixed. Measures designed to capture hiring trends performed well, as highlighted in the Fund's overweight allocation to stocks in the interactive media industry.
Notwithstanding overall strength, though, select measures struggled. Despite benefiting from the value-style rally early in the year, more traditional valuation metrics struggled in the aggregate amid changing market style preferences. Measures that evaluate research expenditures by price were top detractors from performance. Additionally, environmental, social and governance-related measures struggled overall, as they ran in opposition to the early value-style rally and subsequent commodities run-up.
Among sentiment-based insights, measures that look at informed investor positioning and avoid highly shorted stocks detracted as style volatility overwhelmed consensus positions. Lastly, among macro thematic insights, measures that take a negative stance toward positions of competitors focusing on generic style leanings struggled in light of the style-factor strength during the period.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major drivers of return during the period. However, there were several new stock selection insights added to the
Fund. The Fund built upon its existing alternative data capabilities by adding an insight capturing brand sentiment around retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends, such as sentiment surrounding supply chain disruptions and wage inflation.
Describe portfolio positioning at period end.
Relative to the Russell 1000
®
Index, the Fund's positioning remained largely sector neutral. The Fund had slight overweight positions in the IT and utilities sectors and slight underweight positions in communication services and consumer discretionary stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Core V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Core V.I. Fund”.
(c)
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 93% of the U.S. market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
............................................................................. 28.44% 18.13% 15.77%
Class II
(b)
............................................................................. 28.20 17.92 15.58
Class III
(b)
............................................................................ 28.06 17.79 15.45
Russell 1000
®
Index ..................................................................... 26.45 18.43 16.54
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value ("NAV") for the p eriods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund's total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name "BlackRock Large Cap Core V.I. Fund".

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock Advantage Large Cap Core V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,107.70 $ 3.03 $ 1,000.00 $ 1,022.33 $ 2.91 0.57%
Class II .................................. 1,000.00 1,106.90 3.93 1,000.00 1,021.48 3.77 0.74
Class III .................................. 1,000.00 1,106.00 4.41 1,000.00 1,021.02 4.23 0.83
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 30%
Health Care ..................................... 13
Consumer Discretionary ............................. 12
Financials ....................................... 10
Industrials ....................................... 9
Communication Services ............................. 9
Consumer Staples ................................. 5
Real Estate ...................................... 3
Utilities ......................................... 3
Energy ......................................... 3
Materials ....................................... 2
Short-Term Securities ............................... 4
Liabilities in Excess of Other Assets ..................... (3)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.4%
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.
(a)
............... 1,068 $ 167,676
Lockheed Martin Corp. ............... 3,569 1,268,458
Northrop Grumman Corp. ............. 99 38,320
1,474,454
Air Freight & Logistics — 1.4%
CH Robinson Worldwide, Inc. .......... 12,342 1,328,369
Expeditors International of Washington, Inc. . 11,516 1,546,484
United Parcel Service, Inc., Class B ...... 1,349 289,145
3,163,998
Airlines — 0.1%
Alaska Air Group, Inc.
(a)
............... 2,134 111,181
Auto Components — 0.7%
BorgWarner, Inc. ................... 33,222 1,497,316
Automobiles — 1.6%
(a)
Rivian Automotive, Inc., Class A ......... 3,087 320,091
Tesla, Inc. ........................ 3,179 3,359,504
3,679,595
Banks — 3.0%
Bank of America Corp. ............... 1,250 55,613
Bank of Hawaii Corp. ................ 1,836 153,783
Citigroup, Inc. ..................... 18,012 1,087,745
First Republic Bank ................. 12,251 2,529,954
Huntington Bancshares, Inc. ........... 1,974 30,439
JPMorgan Chase & Co. .............. 4,226 669,187
Pinnacle Financial Partners, Inc. ......... 6,182 590,381
PNC Financial Services Group, Inc. (The) .. 1,022 204,931
Regions Financial Corp. .............. 32,452 707,454
Signature Bank .................... 868 280,772
Western Alliance Bancorp ............. 3,822 411,438
6,721,697
Beverages — 0.8%
Coca-Cola Europacific Partners plc ....... 6,296 352,135
Keurig Dr Pepper, Inc. ............... 13,083 482,240
Molson Coors Beverage Co., Class B ..... 13,039 604,358
PepsiCo, Inc. ..................... 2,099 364,617
1,803,350
Biotechnology — 1.2%
AbbVie, Inc. ...................... 4,634 627,443
Amgen, Inc. ...................... 7,229 1,626,308
Biogen, Inc.
(a)
..................... 752 180,420
Regeneron Pharmaceuticals, Inc.
(a)
....... 467 294,920
2,729,091
Building Products — 1.0%
Builders FirstSource , Inc.
(a)
............ 777 66,597
Lennox International, Inc. ............. 109 35,355
Masco Corp. ...................... 379 26,613
Owens Corning .................... 226 20,453
Trane Technologies plc ............... 10,156 2,051,817
2,200,835
Capital Markets — 2.1%
Apollo Global Management, Inc. ......... 4,554 329,846
FactSet Research Systems, Inc. ......... 1,387 674,096
Goldman Sachs Group, Inc. (The) ....... 161 61,590
Intercontinental Exchange, Inc. ......... 906 123,914
Moody's Corp. ..................... 58 22,654
Morgan Stanley .................... 6,234 611,929
S&P Global, Inc. ................... 4,189 1,976,915
Security
Shares
Shares Value
Capital Markets (continued)
Stifel Financial Corp. ................ 13,184 $ 928,417
4,729,361
Chemicals — 1.1%
Corteva , Inc. ...................... 1,515 71,629
Ecolab, Inc. ...................... 6,393 1,499,734
Mosaic Co. (The) ................... 2,527 99,286
Sherwin-Williams Co. (The) ............ 2,459 865,961
2,536,610
Commercial Services & Supplies — 0.1%
Waste Connections, Inc. .............. 1,875 255,506
Communications Equipment — 0.2%
Juniper Networks, Inc. ............... 15,322 547,149
Construction Materials — 0.3%
Martin Marietta Materials, Inc. .......... 187 82,377
Vulcan Materials Co. ................ 2,282 473,698
556,075
Consumer Finance — 1.5%
Ally Financial, Inc. .................. 37,817 1,800,467
American Express Co. ............... 7,186 1,175,630
Capital One Financial Corp. ............ 3,206 465,159
3,441,256
Containers & Packaging — 0.2%
Avery Dennison Corp. ................ 278 60,207
WestRock Co. ..................... 8,645 383,492
443,699
Diversified Consumer Services — 0.7%
H&R Block, Inc.
(b)
................... 33,567 790,839
Service Corp. International ............ 10,270 729,067
1,519,906
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B
(a)
...... 853 255,047
Voya Financial, Inc. ................. 39,244 2,602,270
2,857,317
Diversified Telecommunication Services — 0.0%
Verizon Communications, Inc. .......... 1,484 77,109
Electric Utilities — 1.1%
NextEra Energy, Inc. ................ 5,973 557,639
OGE Energy Corp. .................. 48,787 1,872,445
Pinnacle West Capital Corp. ........... 872 61,555
2,491,639
Electrical Equipment — 0.1%
AMETEK, Inc. ..................... 1,906 280,258
Electronic Equipment, Instruments & Components — 0.5%
(a)
Flex Ltd. ......................... 12,304 225,532
Keysight Technologies, Inc. ............ 3,508 724,437
Zebra Technologies Corp., Class A ....... 220 130,944
1,080,913
Energy Equipment & Services — 1.0%
Schlumberger NV .................. 74,388 2,227,921
Entertainment — 1.3%
(a)
Roku, Inc. ........................ 2,914 664,975
Spotify Technology SA ............... 1,697 397,149
Walt Disney Co. (The) ............... 8,399 1,300,921
Zynga, Inc., Class A ................. 72,866 466,342
2,829,387

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 3.1%
American Homes 4 Rent, Class A ........ 15,023 $ 655,153
Brixmor Property Group, Inc. ........... 4,198 106,671
CubeSmart ....................... 26,142 1,487,741
Extra Space Storage, Inc. ............. 946 214,487
Life Storage, Inc. ................... 9,813 1,503,155
Prologis, Inc. ...................... 18,311 3,082,840
7,050,047
Food & Staples Retailing — 1.5%
Costco Wholesale Corp. .............. 4,737 2,689,195
Walmart, Inc. ...................... 4,720 682,937
3,372,132
Food Products — 0.3%
McCormick & Co., Inc. (Non-Voting) ...... 7,247 700,133
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories ................. 1,746 245,732
Align Technology, Inc.
(a)
............... 811 532,973
DexCom , Inc.
(a)
.................... 1,676 899,928
Hologic , Inc.
(a)
..................... 1,993 152,584
IDEXX Laboratories, Inc.
(a)
............. 4,109 2,705,612
Medtronic plc ..................... 1,965 203,280
4,740,109
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp. ............. 235 31,229
Anthem, Inc. ...................... 2,743 1,271,490
Cigna Corp. ...................... 1,600 367,408
CVS Health Corp. .................. 2,266 233,760
McKesson Corp. ................... 5,375 1,336,064
UnitedHealth Group, Inc. .............. 2,176 1,092,657
4,332,608
Health Care Technology — 0.2%
Cerner Corp. ...................... 1,464 135,962
Teladoc Health, Inc.
(a)
................ 3,930 360,852
496,814
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.
(a)
.............. 635 1,523,511
McDonald's Corp. .................. 1,530 410,147
Travel + Leisure Co. ................. 10,801 596,971
2,530,629
Household Durables — 0.8%
DR Horton, Inc. .................... 5,255 569,905
Whirlpool Corp.
(b)
................... 5,546 1,301,424
1,871,329
Household Products — 1.6%
Colgate-Palmolive Co. ............... 33,189 2,832,349
Procter & Gamble Co. (The) ........... 4,894 800,561
3,632,910
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc.
(a)
...... 4,787 133,653
Industrial Conglomerates — 0.5%
General Electric Co. ................. 734 69,341
Honeywell International, Inc. ........... 2,665 555,679
Roper Technologies, Inc. .............. 798 392,504
1,017,524
Insurance — 3.5%
Athene Holding Ltd., Class A
(a)
.......... 574 47,831
Marsh & McLennan Cos., Inc.
(b)
......... 16,968 2,949,378
MetLife, Inc. ...................... 39,971 2,497,788
Reinsurance Group of America, Inc. ...... 3,551 388,799
Security
Shares
Shares Value
Insurance (continued)
Travelers Cos., Inc. (The) ............. 6,588 $ 1,030,561
Willis Towers Watson plc .............. 4,323 1,026,669
7,941,026
Interactive Media & Services — 6.0%
(a)
Alphabet, Inc., Class A ............... 2,328 6,744,309
Alphabet, Inc., Class C ............... 1,392 4,027,878
Facebook, Inc., Class A .............. 7,032 2,365,213
Twitter, Inc. ....................... 3,551 153,474
ZoomInfo Technologies, Inc., Class A ..... 1,036 66,511
13,357,385
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.
(a)
................. 2,435 8,119,118
IT Services — 4.7%
Accenture plc, Class A ............... 2,038 844,853
Automatic Data Processing, Inc. ......... 5,245 1,293,312
Broadridge Financial Solutions, Inc. ...... 328 59,965
EPAM Systems, Inc.
(a)
................ 52 34,759
Fidelity National Information Services, Inc. .. 14,665 1,600,685
Global Payments, Inc. ............... 1,963 265,358
Marqeta , Inc., Class A
(a)
.............. 1,045 17,943
Mastercard , Inc., Class A .............. 1,354 486,519
Okta , Inc., Class A
(a)
................. 2,657 595,620
PayPal Holdings, Inc.
(a)
............... 4,874 919,139
Snowflake, Inc., Class A
(a)
............. 73 24,729
Visa, Inc., Class A .................. 19,729 4,275,471
10,418,353
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc. ............. 16,762 2,676,053
Bruker Corp. ...................... 5,330 447,240
Danaher Corp. .................... 6,803 2,238,255
Illumina, Inc.
(a)
..................... 285 108,426
Mettler -Toledo International, Inc.
(a)
....... 19 32,247
Thermo Fisher Scientific, Inc. ........... 280 186,827
5,689,048
Machinery — 2.8%
Caterpillar, Inc. .................... 3,137 648,543
Fortive Corp. ...................... 6,267 478,109
Illinois Tool Works, Inc. ............... 11,572 2,855,970
Otis Worldwide Corp. ................ 25,857 2,251,369
6,233,991
Media — 1.2%
Altice USA, Inc., Class A
(a)
............. 13,927 225,339
Comcast Corp., Class A .............. 19,201 966,386
Discovery, Inc., Class C
(a)
............. 1,795 41,106
Fox Corp., Class A .................. 12,480 460,512
Fox Corp., Class B .................. 760 26,045
Nexstar Media Group, Inc., Class A ....... 495 74,735
Sirius XM Holdings, Inc.
(b)
............. 116,898 742,302
TEGNA, Inc. ...................... 2,981 55,328
2,591,753
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co. ......... 2,503 406,037
Multiline Retail — 1.4%
Kohl's Corp. ...................... 4,163 205,610
Nordstrom, Inc.
(a)(b)
.................. 22,150 501,033
Target Corp. ...................... 10,002 2,314,863
3,021,506
Multi-Utilities — 1.9%
Consolidated Edison, Inc. ............. 25,529 2,178,134
DTE Energy Co. ................... 11,511 1,376,025

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Multi-Utilities (continued)
NiSource, Inc. ..................... 28,806 $ 795,334
4,349,493
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp. ..................... 2,767 324,707
Devon Energy Corp. ................. 1,629 71,758
EOG Resources, Inc. ................ 30,559 2,714,556
Phillips 66 ........................ 3,900 282,594
Williams Cos., Inc. (The) .............. 10,960 285,398
3,679,013
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A .... 5,229 1,935,776
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co. .............. 5,503 343,112
Eli Lilly & Co. ..................... 4,895 1,352,097
Johnson & Johnson ................. 27,191 4,651,564
Merck & Co., Inc. ................... 7,044 539,852
Pfizer, Inc. ....................... 16,996 1,003,614
Zoetis, Inc. ....................... 12,428 3,032,805
10,923,044
Professional Services — 0.9%
Equifax, Inc. ...................... 6,316 1,849,262
IHS Markit Ltd. .................... 1,851 246,035
2,095,297
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 2,996 325,096
Road & Rail — 1.3%
Landstar System, Inc. ................ 5,010 896,890
Lyft, Inc., Class A
(a)
.................. 1,111 47,473
Old Dominion Freight Line, Inc. ......... 164 58,774
Ryder System, Inc. .................. 18,083 1,490,582
Schneider National, Inc., Class B ........ 11,715 315,251
2,808,970
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.
(a)
......... 11,123 1,600,600
Applied Materials, Inc. ............... 9,844 1,549,052
Cirrus Logic, Inc.
(a)
.................. 8,885 817,598
Intel Corp. ....................... 42,571 2,192,406
KLA Corp. ........................ 286 123,011
Lam Research Corp. ................ 1,040 747,916
NVIDIA Corp. ..................... 12,469 3,667,258
QUALCOMM, Inc. .................. 5,714 1,044,919
Silicon Laboratories, Inc.
(a)
............. 1,988 410,363
Texas Instruments, Inc. ............... 551 103,847
Xilinx, Inc. ........................ 1,219 258,464
12,515,434
Software — 10.7%
Adobe, Inc.
(a)
...................... 5,578 3,163,061
Atlassian Corp. plc, Class A
(a)
........... 151 57,575
Cadence Design Systems, Inc.
(a)
........ 2,800 521,780
Crowdstrike Holdings, Inc., Class A
(a)
...... 128 26,208
HashiCorp , Inc., Class A
(a)
............. 2,392 217,768
HubSpot , Inc.
(a)
.................... 177 116,670
Intuit, Inc. ........................ 4,884 3,141,486
Manhattan Associates, Inc.
(a)
........... 703 109,309
Security
Shares
Shares Value
Software (continued)
Microsoft Corp. .................... 31,655 $ 10,646,210
salesforce.com, Inc.
(a)
................ 3,615 918,680
ServiceNow , Inc.
(a)
.................. 3,784 2,456,232
VMware, Inc., Class A ................ 941 109,043
Workday, Inc., Class A
(a)
.............. 8,907 2,433,214
23,917,236
Specialty Retail — 1.3%
Advance Auto Parts, Inc. .............. 1,656 397,241
American Eagle Outfitters, Inc. .......... 18,073 457,608
Dick's Sporting Goods, Inc. ............ 208 23,918
Foot Locker, Inc. ................... 1,074 46,859
Home Depot, Inc. (The) .............. 2,165 898,497
Lithia Motors, Inc. .................. 321 95,321
Lowe's Cos., Inc. ................... 811 209,627
Penske Automotive Group, Inc. ......... 2,893 310,188
Tractor Supply Co. .................. 1,517 361,956
2,801,215
Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc. ....................... 73,548 13,059,918
Dell Technologies, Inc., Class C
(a)
........ 43,302 2,432,273
Hewlett Packard Enterprise Co.
(b)
........ 132,745 2,093,389
NetApp, Inc. ...................... 8,395 772,256
Western Digital Corp.
(a)
............... 5,133 334,723
18,692,559
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., Class A ............ 9,215 230,651
Ralph Lauren Corp. ................. 2,845 338,157
Tapestry, Inc. ...................... 5,010 203,406
772,214
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc. ...... 3,797 46,361
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.
(a)
........ 3,342 809,700
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 8,775 276,588
Total Common Stocks — 99.4%
(Cost: $194,153,962) ............................. 222,859,724
Total Long-Term Investments — 99.4%
(Cost: $194,153,962) ............................. 222,859,724
Short-Term Securities — 3.6%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 2,529,816 2,529,816
SL Liquidity Series, LLC, Money Market Series,
0.15%
(e)
....................... 5,510,818 5,511,369
Total Short-Term Securities — 3.6%
(Cost: $8,041,185) .............................. 8,041,185
Total Investments — 103.0%
(Cost: $202,195,147 ) ............................. 230,900,909
Liabilities in Excess of Other Assets — (3.0)% ............ (6,759,834)
Net Assets — 100.0% .............................. $ 224,141,075

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
9
Schedule of Investments
(continued)
December 31, 2021
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 13,565,086 $ — $ (11,035,270) $ — $ — $ 2,529,816 2,529,816 $ 1,218 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 7,671,732 — (2,160,209) (154) — 5,511,369 5,510,818 66,017
(b)
—
$ (154) $ — $ 8,041,185 $ 67,235 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
10
Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 9 03/18/22 $ 2,141 $ 34,683
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 34,683 $ — $ — $ — $ 34,683
(a) Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (l oss).
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 2,712,600 $ — $ — $ — $ 2,712,600
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (355,186) — — — (355,186)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,181,836

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
11
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 222,859,724 $ — $ — $ 222,859,724
Short-Term Securities ....................................... 2,529,816 — — 2,529,816
$ 225,389,540 $ — $ — $ 225,389,540
Investments valued at NAV
(a)
...................................... 5,511,369
$ —
$ 230,900,909
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 34,683 $ — $ — $ 34,683
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2021
2021
BlackRock Annual Report to Shareholders
12
BlackRock
Advantage Large
Cap Core V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 222,859,724
Investments, at value — affiliated
(c)
......................................................................................... 8,041,185
Cash ............................................................................................................. 1,553
Cash pledged: –
Futures contracts .................................................................................................... 105,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 751
Capital shares sold ................................................................................................... 715
Dividends — affiliated ................................................................................................. 12
Dividends — unaffiliated ............................................................................................... 117,156
Prepaid expenses ..................................................................................................... 3,067
Total assets .........................................................................................................
231,129,163
LIABILITIES
Collateral on securities loaned ............................................................................................. 5,522,575
Payables: –
Capital shares redeemed ............................................................................................... 1,017,223
Distribution fees ..................................................................................................... 5,184
Investment advisory fees .............................................................................................. 93,711
Directors' and Officer's fees ............................................................................................. 198
Other affiliate fees ................................................................................................... 792
Transfer agent fees .................................................................................................. 211,358
Variation margin on futures contracts ....................................................................................... 6,182
Other accrued expenses ............................................................................................... 130,865
Total liabilities ........................................................................................................
6,988,088
NET ASSETS ........................................................................................................
$ 224,141,075
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 192,749,973
Accumulated earnings .................................................................................................. 31,391,102
NET ASSETS ........................................................................................................
$ 224,141,075
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 194,153,962
(b)
  Securities loaned, at value .............................................................................................. $ 5,388,993
(c)
  Investments, at cost — affiliated .......................................................................................... $ 8,041,185
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 203,609,344
Shares outstanding .................................................................................................
9,618,775
Net asset value ....................................................................................................
$ 21.17
Shares authorized ..................................................................................................
200 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 4,570,044
Shares outstanding .................................................................................................
215,194
Net asset value ....................................................................................................
$ 21.24
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 15,961,687
Shares outstanding .................................................................................................
703,695
Net asset value ....................................................................................................
$ 22.68
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders
14
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 1,218
Dividends — unaffiliated ............................................................................................... 5,975,666
Securities lending income — affiliated — net ................................................................................. 66,017
Foreign taxes withheld ................................................................................................ (816)
Total investment income .................................................................................................
6,042,085
EXPENSES
Investment advisory .................................................................................................. 2,129,217
Transfer agent — class specific .......................................................................................... 935,780
Distribution — class specific ............................................................................................ 671,585
Professional ....................................................................................................... 71,520
Accounting services .................................................................................................. 65,633
Custodian ......................................................................................................... 37,543
Directors and Officer ................................................................................................. 7,232
Transfer agent ...................................................................................................... 4,801
Miscellaneous ...................................................................................................... 18,144
Total expenses .......................................................................................................
3,941,455
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (3,137)
Transfer agent fees reimbursed — class specific ............................................................................... (624,206)
Total expenses after fees waived and/or reimbursed ..............................................................................
3,314,112
Net investment income ..................................................................................................
2,727,973
REALIZED AND UNREALIZED GAIN (LOSS) $ 112,365,986
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (154)
Investments — unaffiliated ........................................................................................... 93,705,023
Foreign currency transactions ......................................................................................... 150
Futures contracts .................................................................................................. 2,712,600
In-kind redemptions
(a)
............................................................................................... 74,370,303
A
170,787,922
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (58,066,750)
Futures contracts .................................................................................................. (355,186)
A
(58,421,936)
Net realized and unrealized gain ...........................................................................................
112,365,986
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 115,093,959
(a) See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
15
Financial Statements
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I.
Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 2,727,973 $ 4,202,293
Net realized gain .................................................................................. 170,787,922 47,047,340
Net change in unrealized appreciation (depreciation) .......................................................... (58,421,936) 32,233,421
Net increase in net assets resulting from operations .............................................................
115,093,959 83,483,054
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (91,723,528) (16,255,252)
  Class II ....................................................................................... (2,141,528) (342,878)
  Class III ....................................................................................... (15,178,144) (28,131,287)
Decrease in net assets resulting from distributions to shareholders ...................................................
(109,043,200) (44,729,417)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(274,442,101) (30,480,772)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (268,391,342) 8,272,865
Beginning of year .................................................................................... 492,532,417 484,259,552
End of year ........................................................................................
$ 224,141,075 $ 492,532,417
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
16
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 29.89 $ 27.48 $ 22.80 $ 28.45 $ 31.91
Net investment income
(a)
.....................................
0.25 0.31 0.38 0.42
(b)
0.44
Net realized and unrealized gain (loss) ............................
7.78 5.04 6.20 (1.90) 6.64
Net increase (decrease) from investment operations ....................
8.03 5.35 6.58 (1.48) 7.08
Distributions
(c)
– – – – –
From net investment income ..................................
(0.51) (0.33) (0.39) (0.44) (0.47)
From net realized gain .......................................
(16.24) (2.61) (1.51) (3.73) (10.07)
Total distributions ...........................................
(16.75) (2.94) (1.90) (4.17) (10.54)
Net asset value, end of year ...................................
$ 21.17 $ 29.89 $ 27.48 $ 22.80 $ 28.45
Total Return
(d)
28.44% — — — —
Based on net asset value ......................................
28.44% 19.80% 28.92% (5.22)% 22.33%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.71% 0.71% 0.72% 0.74% 0.73%
Total expenses after fees waived and/or reimbursed ....................
0.56% 0.56% 0.57% 0.58% 0.58%
Net investment income .......................................
0.76% 1.12% 1.43% 1.45%
(b)
1.27%
Supplemental Data
Net assets, end of year (000) ....................................
$ 203,609 $ 177,977 $ 169,743 $ 152,717 $ 185,938
Portfolio turnover rate ........................................
116%
(f)
121% 129% 149% 149%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I. Fund
Class II
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 29.95 $ 27.51 $ 22.83 $ 28.47 $ 31.93
Net investment income
(a)
.....................................
0.19 0.26 0.34 0.37
(b)
0.38
Net realized and unrealized gain (loss) ............................
7.79 5.06 6.19 (1.89) 6.64
Net increase (decrease) from investment operations ....................
7.98 5.32 6.53 (1.52) 7.02
Distributions
(c)
– – – – –
From net investment income ..................................
(0.45) (0.27) (0.34) (0.39) (0.41)
From net realized gain .......................................
(16.24) (2.61) (1.51) (3.73) (10.07)
Total distributions ...........................................
(16.69) (2.88) (1.85) (4.12) (10.48)
Net asset value, end of year ...................................
$ 21.24 $ 29.95 $ 27.51 $ 22.83 $ 28.47
Total Return
(d)
28.20% — — — —
Based on net asset value ......................................
28.20% 19.66% 28.67% (5.37)% 22.12%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.86% 0.86% 0.87% 0.89% 0.88%
Total expenses after fees waived and/or reimbursed ....................
0.73% 0.73% 0.74% 0.75% 0.75%
Net investment income .......................................
0.59% 0.96% 1.26% 1.28%
(b)
1.08%
Supplemental Data
Net assets, end of year (000) ....................................
$ 4,570 $ 3,771 $ 4,986 $ 4,390 $ 4,862
Portfolio turnover rate ........................................
116%
(f)
121% 129% 149% 149%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
18
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I. Fund
Class III
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 29.58 $ 27.22 $ 22.60 $ 28.23 $ 31.74
Net investment income
(a)
.....................................
0.15 0.23 0.30 0.34
(b)
0.34
Net realized and unrealized gain (loss) ............................
7.73 4.99 6.14 (1.89) 6.59
Net increase (decrease) from investment operations ....................
7.88 5.22 6.44 (1.55) 6.93
Distributions
(c)
– – – – –
From net investment income ..................................
(0.02) (0.25) (0.31) (0.35) (0.37)
From net realized gain .......................................
(14.76) (2.61) (1.51) (3.73) (10.07)
Total distributions ...........................................
(14.78) (2.86) (1.82) (4.08) (10.44)
Net asset value, end of year ...................................
$ 22.68 $ 29.58 $ 27.22 $ 22.60 $ 28.23
Total Return
(d)
28.06% — — — —
Based on net asset value ......................................
28.06% 19.50% 28.56% (5.51)% 21.97%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.95% 0.96% 0.97% 0.99% 0.99%
Total expenses after fees waived and/or reimbursed ....................
0.83% 0.84% 0.85% 0.86% 0.86%
Net investment income .......................................
0.46% 0.83% 1.15% 1.17%
(b)
0.98%
Supplemental Data
Net assets, end of year (000) ....................................
$ 15,962 $ 310,785 $ 309,530 $ 278,913 $ 341,630
Portfolio turnover rate ........................................
116%
(f)
121% 129% 149% 149%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Core V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
In-Kind Redemptions: The Fund transferred securities and cash to shareholders in connection with an in-kind redemption transaction. For financial reporting purposes, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the redemption. For the year  ended December 31, 2021 , the Fund had in-kind redemptions of $309,717,405 . For tax purposes, no gains or losses were recognized.
Net gains and losses resulting from such in-kind redemptions are shown in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
20
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 250,132 $ (250,132) $ — $ —
Credit Suisse Securities (USA) LLC .................... 2,085,840 (2,085,840) — —
Morgan Stanley .................................. 2,407,471 (2,407,471) — —
National Financial Services LLC ....................... 645,550 (645,550) — —
$ 5,388,993 $ (5,388,993) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
22
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Th e Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2021, the Fund reimbursed the Manager $2,095 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2021, the amount waived was $ 3,137 .
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.500%
$250 million - $300 m illion ................................................................................................. 0.450
$300 million - $400 million ................................................................................................ 0.425
Greater than $400 million ................................................................................................. 0.400
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 6,887
Class III ......................................................................................................... 664,698
$ 671,585
Class I .......................................................................................................... $ 391,389
Class II ......................................................................................................... 9,306
Class III ......................................................................................................... 535,085
$ 935,780

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended
December 31, 2021, the Fund paid BIM $17,876 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC , the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.08
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Advantage Large Cap Core V.I. Fund
Class I .......................................................................................................... $ 294,968
Class II ......................................................................................................... 6,088
Class III ......................................................................................................... 323,150
$ 624,206
Class I ............................................................................................................. 1.25%
Class II ............................................................................................................ 1.40
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
24
lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions were $509,496,346 and $567,772,369, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name Paid-in Capital
Accumulated Earnings
(Loss)
BlackRock Advantage Large Cap Core V.I. Fund ...................................................... $ 73,651,322 $ (73,651,322)
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Advantage Large Cap Core V.I. Fund
Ordinary income ............................................................................................ $ 63,351,480 $ 17,099,386
Long-term capital gains ........................................................................................ 45,691,720 27,630,031
$ 109,043,200 $ 44,729,417
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Advantage Large Cap Core V.I. Fund .......................................
$ 1,339,849 $ 1,434,085 $ 28,617,168 $ 31,391,102
(a)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains
(losses) on certain futures contracts and the timing and recognition of partnership income.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Core V.I. Fund ............................ $ 202,295,805 $ 33,204,800 $ (4,634,379) $ 28,570,421

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
26
be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Shares sold .............................................
93,318 $ 3,092,181 102,372 $ 2,817,017
Shares issued in reinvestment of distributions ........................
4,336,742 91,723,528 554,725 16,255,252
Shares redeemed .........................................
(764,763) (25,242,850) (881,202) (24,241,525)
3,665,297 $ 69,572,859 (224,105) $ (5,169,256)
Class II
Shares sold .............................................
36,679 $ 1,148,150 69,765 $ 1,797,582
Shares issued in reinvestment of distributions ........................
100,845 2,141,528 11,701 342,878
Shares redeemed .........................................
(48,243) (1,480,524) (136,779) (3,630,527)
89,281 $ 1,809,154 (55,313) $ (1,490,067)
Class III
Shares sold .............................................
356,353 $ 11,552,269 376,993 $ 9,513,924
Shares issued in reinvestment of distributions ........................
544,993 15,178,144 970,829 28,131,287
Shares redeemed .........................................
(10,702,931) (372,554,527) (2,212,014) (61,466,660)
(9,801,585) $ (345,824,114) (864,192) $ (23,821,449)
(6,047,007) $ (274,442,101) (1,143,611) $ (30,480,772)

Report of Independent Registered Public Accounting Firm
27
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage Large Cap Core V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Large Cap Core V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
28
Portfolio Abbreviation
S&P Standard & Poor's

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock Advantage Large Cap Value V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Value V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund outperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
Overall, the Fund performed well in a volatile market environment. The continuation of the strong reflationary market tone from the broad-based economic reopening early in 2021 led to an investor preference for value styles early in the period. However, a surprisingly hawkish pivot from the Fed in June prompted a market rotation back toward secular growth positions. This led to a return to themes that were predominant in 2020, supported by declining bond yields and concerns about the COVID-19 Delta variant. These pro-growth themes persisted until another sharp market rotation in September 2021, with a more hawkish Fed prompting investors back toward value stocks.
In particular, the announcement of the expected tapering of Fed bond purchases resulted in a sharp spike in bond yields, which supported cyclical market exposure. The simultaneous sharp rise in commodities prices put further pressure on inflation and compounded the impact on the bond market. Ultimately, though, this final rotation proved short-lived, as the market returned to a pro-growth stance in October 2021. Markets seemed to look past uncertainty from the COVID-19 Omicron variant and increasingly hawkish Fed policy rhetoric, instead focusing on sustained robust earnings that led investors to view market dips as buying opportunities. Inflation was also a focal point as the year-over-year rise in the Consumer Price Index hit its highest level since 1982, leading to a rotation back toward value styles at period-end. The Fed kept short-term rates low throughout the year but signaled a tapering of quantitative easing in the fourth quarter. More cyclical sectors led markets higher, with energy, real estate, and financials posting the largest gains for the year. Information technology ("IT") continued its strong performance, while defensive sectors such as utilities and consumer staples lagged.
From a factor perspective, valuation-related measures such as earnings yield and book-to-price ratio were up the most in 2021 after producing one of their best quarters on record in the first quarter of 2021.
Despite struggling in the third quarter of 2021, the Fund's broad-based strength in the remainder of the year led to favorable results for the entire period. Sentiment measures drove positive relative performance, while performance from fundamental insights was mixed but positive in the aggregate.
Trend-based sentiment stock selection insights contributed the most to relative performance, benefiting from increased corporate visibility in 2021. Specifically, text analyses of broker reports and company executive commentaries to capture short-term results and long-term fundamentals performed well, motivating overweight positioning in industrials that proved additive. Other fast-moving alternative data insights that evaluate online search trends were able to position the portfolio correctly during the changing market backdrop. The real-time nature of these types of measures was particularly helpful in navigating the quickly evolving marketplace. Elsewhere, capturing sentiment from bond markets produced gains amid volatility in interest rates.
Fundamental measures also supported positive performance despite being mixed overall, with insights evaluating companies by earnings yield supporting gains. Within non-traditional fundamental insights, performance from environmental, social and governance (“ESG”)-related measures was bifurcated, with measures designed to capture investor flows into preferred ESG position contributing to positive performance and benefiting from the broader sustainability trend. Lastly, performance from macro thematic insights was mixed. Measures designed to capture hiring trends performed well, as highlighted in the Fund's overweight allocation to stocks in the interactive media industry.
Notwithstanding overall strength, though, select measures struggled. Despite benefiting from the value-style rally early in the year, more traditional valuation metrics struggled in the aggregate amid changing market style preferences. Measures that evaluate research expenditures by price were top detractors from performance. Additionally, select
ESG-related measures struggled, as they ran in opposition to the early value-style rally and subsequent commodities run-up. Insights tracking "green" bonds were top detractors. Among sentiment-based insights, measures that look at informed investor positioning and avoid highly shorted stocks detracted as style volatility overwhelmed consensus positions. Lastly, among macro thematic insights, measures that take a negative stance toward positions of competitors focusing on generic style leanings struggled in light of the style-factor strength during the period.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major drivers of return during the period. However, there were several new stock selection insights added to the
Fund. The Fund built upon its existing alternative data capabilities by adding an insight capturing brand sentiment around retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends, such as sentiment surrounding supply chain disruptions and wage inflation.
Describe portfolio positioning at period end.
Relative to the Russell 1000
®
Index, the Fund's positioning remained largely sector neutral. The Fund had slight overweight positions in the IT and industrials sectors and slight underweight positions in communication services and materials stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Value V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Large Cap Value V.I. Fund”.
(c)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
............................................................................. 26.52% 12.00% 12.85%
Class II
(b)
............................................................................. 26.30 11.83 12.64
Class III
(b)
............................................................................ 26.22 11.71 12.50
Russell 1000
®
Value Index ................................................................. 25.16 11.16 12.97
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Large Cap Value V.I. Fund”.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock Advantage Large Cap Value V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,078.60 $ 3.14 $ 1,000.00 $ 1,022.18 $ 3.06 0.60%
Class II .................................. 1,000.00 1,077.00 3.93 1,000.00 1,021.42 3.82 0.75
Class III .................................. 1,000.00 1,077.30 4.45 1,000.00 1,020.92 4.33 0.85
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Financials ....................................... 21%
Health Care ..................................... 17
Industrials ....................................... 12
Information Technology .............................. 11
Consumer Staples ................................. 7
Communication Services ............................. 6
Utilities ......................................... 6
Consumer Discretionary ............................. 6
Energy ......................................... 5
Real Estate ...................................... 5
Materials ....................................... 3
Short-Term Securities ............................... 5
Liabilities in Excess of Other Assets ..................... (4)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.4%
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.
(a)
............... 313 $ 49,141
Lockheed Martin Corp. ............... 3,235 1,149,751
Mercury Systems, Inc.
(a)
.............. 1,041 57,318
Northrop Grumman Corp. ............. 473 183,084
1,439,294
Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc. .......... 6,836 735,758
Expeditors International of Washington, Inc. . 4,437 595,845
United Parcel Service, Inc., Class B ...... 652 139,750
1,471,353
Airlines — 0.3%
Alaska Air Group, Inc.
(a)
............... 5,768 300,513
Auto Components — 0.8%
BorgWarner, Inc. ................... 19,252 867,688
Automobiles — 0.1%
Rivian Automotive, Inc., Class A
(a)
........ 1,536 159,268
Banks — 7.2%
Bank of America Corp.
(b)
.............. 22,287 991,549
Bank of Hawaii Corp. ................ 1,985 166,263
Citigroup, Inc. ..................... 22,635 1,366,928
First Republic Bank ................. 6,464 1,334,881
Huntington Bancshares, Inc. ........... 14,235 219,504
JPMorgan Chase & Co. .............. 11,303 1,789,830
Pinnacle Financial Partners, Inc. ......... 3,097 295,763
PNC Financial Services Group, Inc. (The) .. 1,796 360,134
Regions Financial Corp. .............. 17,389 379,080
Signature Bank .................... 233 75,368
Truist Financial Corp. ................ 6,496 380,341
Wells Fargo & Co. .................. 9,201 441,464
Western Alliance Bancorp ............. 2,035 219,068
8,020,173
Beverages — 1.2%
Coca-Cola Europacific Partners plc ....... 2,642 147,767
Keurig Dr Pepper, Inc. ............... 14,291 526,766
Molson Coors Beverage Co., Class B ..... 13,945 646,351
1,320,884
Biotechnology — 1.1%
Amgen, Inc. ...................... 2,918 656,462
Biogen, Inc.
(a)
..................... 889 213,289
Gilead Sciences, Inc. ................ 3,406 247,310
Regeneron Pharmaceuticals, Inc.
(a)
....... 204 128,830
1,245,891
Building Products — 1.5%
Builders FirstSource , Inc.
(a)
............ 603 51,683
Lennox International, Inc. ............. 287 93,091
Masco Corp. ...................... 4,423 310,583
Owens Corning .................... 3,642 329,601
Trane Technologies plc ............... 4,149 838,223
1,623,181
Capital Markets — 3.7%
Apollo Global Management, Inc. ......... 1,985 143,774
Cboe Global Markets, Inc. ............. 111 14,474
CME Group, Inc. ................... 2,223 507,867
FactSet Research Systems, Inc. ......... 695 337,777
Goldman Sachs Group, Inc. (The) ....... 865 330,906
Intercontinental Exchange, Inc. ......... 1,038 141,967
KKR & Co., Inc. .................... 221 16,465
Moody's Corp. ..................... 130 50,775
Security
Shares
Shares Value
Capital Markets (continued)
Morgan Stanley .................... 7,346 $ 721,083
S&P Global, Inc. ................... 2,418 1,141,127
Stifel Financial Corp.
(b)
............... 10,251 721,875
4,128,090
Chemicals — 1.6%
Corteva , Inc. ...................... 7,984 377,484
Ecolab, Inc. ...................... 4,751 1,114,537
Mosaic Co. (The) ................... 6,900 271,101
Sherwin-Williams Co. (The) ............ 138 48,598
Valvoline, Inc. ..................... 408 15,214
1,826,934
Commercial Services & Supplies — 0.2%
Waste Connections, Inc. .............. 1,605 218,713
Communications Equipment — 1.0%
Cisco Systems, Inc. ................. 3,002 190,237
Juniper Networks, Inc. ............... 21,439 765,586
Motorola Solutions, Inc. .............. 663 180,137
1,135,960
Construction Materials — 0.4%
Vulcan Materials Co. ................ 2,250 467,055
Consumer Finance — 1.7%
Ally Financial, Inc. .................. 23,527 1,120,120
American Express Co. ............... 2,096 342,906
Capital One Financial Corp. ............ 3,247 471,107
1,934,133
Containers & Packaging — 0.5%
Amcor plc ........................ 10,455 125,565
Avery Dennison Corp. ................ 349 75,583
WestRock Co. ..................... 7,084 314,246
515,394
Diversified Consumer Services — 0.8%
H&R Block, Inc. .................... 16,063 378,444
Service Corp. International
(b)
........... 6,567 466,192
844,636
Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B
(a)
...... 5,474 1,636,726
Voya Financial, Inc. ................. 19,477 1,291,520
2,928,246
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ........................ 28,049 690,005
Verizon Communications, Inc. .......... 5,282 274,453
964,458
Electric Utilities — 2.5%
Alliant Energy Corp. ................. 486 29,875
Entergy Corp. ..................... 646 72,772
NextEra Energy, Inc. ................ 8,458 789,639
OGE Energy Corp. .................. 32,937 1,264,122
Pinnacle West Capital Corp. ........... 4,087 288,501
Southern Co. (The) ................. 4,295 294,551
2,739,460
Electrical Equipment — 0.3%
AMETEK, Inc. ..................... 2,423 356,278
Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc. ....................... 918 37,849
Flex Ltd.
(a)
........................ 3,680 67,455
Keysight Technologies, Inc.
(a)
........... 1,400 289,114
394,418

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Energy Equipment & Services — 1.3%
Baker Hughes Co. .................. 514 $ 12,367
Halliburton Co. .................... 3,290 75,242
Schlumberger NV .................. 45,197 1,353,650
1,441,259
Entertainment — 1.2%
(a)
Roku, Inc. ........................ 726 165,673
Walt Disney Co. (The) ............... 6,929 1,073,233
Zynga, Inc., Class A ................. 10,974 70,234
1,309,140
Equity Real Estate Investment Trusts (REITs) — 4.0%
American Homes 4 Rent, Class A ........ 9,013 393,057
Brixmor Property Group, Inc. ........... 9,745 247,620
CubeSmart ....................... 14,983 852,682
Extra Space Storage, Inc. ............. 593 134,451
Life Storage, Inc. ................... 5,666 867,918
Prologis, Inc. ...................... 11,349 1,910,718
4,406,446
Food & Staples Retailing — 1.6%
Costco Wholesale Corp. .............. 1,299 737,443
Walmart, Inc. ...................... 7,112 1,029,035
1,766,478
Food Products — 0.7%
Conagra Brands, Inc. ................ 732 24,998
Kellogg Co. ....................... 3,876 249,692
McCormick & Co., Inc. (Non-Voting) ...... 4,668 450,975
725,665
Gas Utilities — 0.2%
UGI Corp. ........................ 4,951 227,300
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories ................. 375 52,778
DexCom , Inc.
(a)
.................... 43 23,089
Hologic , Inc.
(a)
..................... 3,182 243,614
IDEXX Laboratories, Inc.
(a)
............. 1,803 1,187,203
Medtronic plc ..................... 4,231 437,697
Stryker Corp. ..................... 158 42,252
1,986,633
Health Care Providers & Services — 4.6%
AmerisourceBergen Corp. ............. 409 54,352
Anthem, Inc.
(b)
..................... 3,590 1,664,109
Cigna Corp. ...................... 3,460 794,520
CVS Health Corp. .................. 7,075 729,857
McKesson Corp. ................... 2,978 740,241
Molina Healthcare, Inc.
(a)
.............. 86 27,355
UnitedHealth Group, Inc. .............. 2,152 1,080,605
5,091,039
Health Care Technology — 0.2%
Cerner Corp. ...................... 327 30,369
Teladoc Health, Inc.
(a)
................ 1,994 183,089
213,458
Hotels, Restaurants & Leisure — 0.7%
Booking Holdings, Inc.
(a)
.............. 123 295,105
McDonald's Corp. .................. 826 221,426
Sweetgreen , Inc., Class A
(a)(b)
........... 715 22,880
Travel + Leisure Co. ................. 5,184 286,520
825,931
Security
Shares
Shares Value
Household Durables — 0.9%
DR Horton, Inc. .................... 2,641 $ 286,416
Whirlpool Corp.
(b)
................... 3,200 750,912
1,037,328
Household Products — 2.7%
Colgate-Palmolive Co. ............... 16,980 1,449,073
Procter & Gamble Co. (The) ........... 9,517 1,556,791
3,005,864
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc.
(a)
...... 2,371 66,198
Industrial Conglomerates — 1.4%
General Electric Co. ................. 3,387 319,970
Honeywell International, Inc. ........... 4,204 876,576
Roper Technologies, Inc. .............. 759 373,322
1,569,868
Insurance — 5.0%
Allstate Corp. (The) ................. 1,537 180,828
American International Group, Inc. ....... 1,628 92,568
Athene Holding Ltd., Class A
(a)
.......... 601 50,081
Hanover Insurance Group, Inc. (The) ..... 466 61,074
Hartford Financial Services Group, Inc. (The) 149 10,287
Marsh & McLennan Cos., Inc. .......... 9,538 1,657,895
MetLife, Inc. ...................... 23,080 1,442,269
Reinsurance Group of America, Inc. ...... 3,350 366,792
Travelers Cos., Inc. (The) ............. 8,483 1,326,996
Willis Towers Watson plc .............. 1,663 394,946
5,583,736
Interactive Media & Services — 2.2%
(a)
Alphabet, Inc., Class A ............... 642 1,859,900
Alphabet, Inc., Class C ............... 204 590,292
Twitter, Inc. ....................... 651 28,136
2,478,328
Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc.
(a)
................. 8 26,675
IT Services — 2.6%
Automatic Data Processing, Inc. ......... 2,314 570,586
Fidelity National Information Services, Inc. .. 8,216 896,777
Global Payments, Inc. ............... 1,095 148,022
Okta , Inc., Class A
(a)
................. 154 34,522
Visa, Inc., Class A
(b)
................. 5,613 1,216,393
2,866,300
Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc. ............. 7,400 1,181,410
Danaher Corp. .................... 5,117 1,683,544
Thermo Fisher Scientific, Inc. ........... 445 296,922
3,161,876
Machinery — 3.4%
Caterpillar, Inc. .................... 2,631 543,933
Fortive Corp. ...................... 4,438 338,575
Illinois Tool Works, Inc.
(b)
.............. 5,112 1,261,642
Otis Worldwide Corp. ................ 15,415 1,342,184
Snap-on, Inc. ..................... 135 29,076
Stanley Black & Decker, Inc. ........... 1,226 231,248
3,746,658
Media — 1.7%
Altice USA, Inc., Class A
(a)
............. 8,651 139,973
Comcast Corp., Class A .............. 18,171 914,546
Discovery, Inc., Class C
(a)
............. 1,646 37,693
Fox Corp., Class A .................. 5,510 203,319
Fox Corp., Class B .................. 793 27,176

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Media (continued)
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
416 $ 21,154
Nexstar Media Group, Inc., Class A ....... 213 32,159
Sirius XM Holdings, Inc.
(b)
............. 54,527 346,247
TEGNA, Inc. ...................... 6,059 112,455
1,834,722
Metals & Mining — 0.5%
Reliance Steel & Aluminum Co. ......... 3,072 498,340
Multiline Retail — 1.5%
Kohl's Corp. ...................... 1,631 80,555
Nordstrom, Inc.
(a)(b)
.................. 8,347 188,809
Target Corp. ...................... 6,047 1,399,518
1,668,882
Multi-Utilities — 3.2%
Ameren Corp. ..................... 2,441 217,273
CMS Energy Corp. .................. 5,234 340,472
Consolidated Edison, Inc. ............. 15,678 1,337,647
DTE Energy Co. ................... 8,302 992,421
NiSource, Inc. ..................... 24,345 672,166
3,559,979
Oil, Gas & Consumable Fuels — 3.8%
Chesapeake Energy Corp. ............ 612 39,486
Chevron Corp. ..................... 7,895 926,478
Continental Resources, Inc. ............ 1,361 60,919
Devon Energy Corp. ................. 7,495 330,155
EOG Resources, Inc. ................ 16,736 1,486,659
Exxon Mobil Corp. .................. 10,425 637,906
Kinder Morgan, Inc. ................. 20,866 330,935
Phillips 66 ........................ 4,970 360,126
Targa Resources Corp. ............... 1,489 77,785
4,250,449
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A .... 2,014 745,583
Pharmaceuticals — 7.4%
AstraZeneca plc, ADR ............... 310 18,066
Bristol-Myers Squibb Co. .............. 16,352 1,019,547
Eli Lilly & Co. ..................... 725 200,260
Johnson & Johnson ................. 20,730 3,546,281
Merck & Co., Inc. ................... 10,130 776,363
Pfizer, Inc. ....................... 23,647 1,396,356
Zoetis, Inc. ....................... 5,142 1,254,802
8,211,675
Professional Services — 0.9%
Equifax, Inc. ...................... 2,455 718,799
IHS Markit Ltd. .................... 1,941 257,998
976,797
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A
(a)
........... 5,575 604,943
Road & Rail — 1.5%
Landstar System, Inc. ................ 4,144 741,859
Ryder System, Inc. .................. 9,092 749,453
Schneider National, Inc., Class B ........ 7,090 190,792
1,682,104
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.
(a)
......... 707 101,737
Analog Devices, Inc. ................. 472 82,963
Applied Materials, Inc. ............... 660 103,858
Cirrus Logic, Inc.
(a)
.................. 4,887 449,702
Intel Corp. ....................... 32,201 1,658,351
KLA Corp. ........................ 266 114,409
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. ................ 113 $ 81,264
Marvell Technology, Inc. .............. 261 22,835
Texas Instruments, Inc. ............... 93 17,528
2,632,647
Software — 2.3%
Adobe, Inc.
(a)
...................... 244 138,363
Braze, Inc., Class A
(a)
................ 27 2,083
Expensify, Inc., Class A
(a)
............. 1,414 62,216
Gitlab , Inc., Class A
(a)
................ 411 35,757
HashiCorp , Inc., Class A
(a)
............. 1,168 106,335
Intuit, Inc. ........................ 1,216 782,155
salesforce.com, Inc.
(a)
................ 1,395 354,511
ServiceNow , Inc.
(a)
.................. 669 434,255
Workday, Inc., Class A
(a)
.............. 2,379 649,895
2,565,570
Specialty Retail — 0.4%
Advance Auto Parts, Inc. .............. 301 72,204
American Eagle Outfitters, Inc.
(b)
......... 4,184 105,939
Penske Automotive Group, Inc. ......... 2,449 262,581
440,724
Technology Hardware, Storage & Peripherals — 2.4%
Dell Technologies, Inc., Class C
(a)
........ 18,828 1,057,569
Hewlett Packard Enterprise Co.
(b)
........ 66,629 1,050,739
NetApp, Inc. ...................... 2,450 225,376
Western Digital Corp.
(a)
............... 4,850 316,268
2,649,952
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., Class A ............ 1,835 45,930
Ralph Lauren Corp. ................. 2,008 238,671
Under Armour , Inc., Class C
(a)
.......... 1,031 18,599
303,200
Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp, Inc.
(b)
..... 17,146 209,353
Radian Group, Inc. .................. 7,327 154,819
364,172
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.
(a)
........ 1,655 400,973
Wireless Telecommunication Services — 0.3%
United States Cellular Corp.
(a)
.......... 11,216 353,528
Total Common Stocks — 99.4%
(Cost: $99,296,653) .............................. 110,182,440
Total Long-Term Investments — 99.4%
(Cost: $99,296,653) .............................. 110,182,440
Short-Term Securities — 5.1%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 1,180,573 1,180,573
SL Liquidity Series, LLC, Money Market Series,
0.15%
(e)
....................... 4,509,795 4,510,247
Total Short-Term Securities — 5.1%
(Cost: $5,690,820) .............................. 5,690,820
Total Investments — 104.5%
(Cost: $104,987,473 ) ............................. 115,873,260
Liabilities in Excess of Other Assets — (4.5)% ............ (5,019,252)
Net Assets — 100.0% .............................. $ 110,854,008

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
9
Schedule of Investments
(continued)
December 31, 2021
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,174,299 $ — $ (993,726) $ — $ — $ 1,180,573 1,180,573 $ 258 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 2,433,943 2,077,066 — (762) — 4,510,247 4,509,795 10,819
(b)
—
$ (762) $ — $ 5,690,820 $ 11,077 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
10
Schedule of Investments
(continued)
December 31, 2021
i
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 5 03/18/22 $ 1,190 $ 20,787
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 20,787 $ — $ — $ — $ 20,787
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 482,424 $ — $ — $ — $ 482,424
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (41,912) — — — (41,912)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,470,726

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
11
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 110,182,440 $ — $ — $ 110,182,440
Short-Term Securities ....................................... 1,180,573 — — 1,180,573
$ 111,363,013 $ — $ — $ 111,363,013
Investments valued at NAV
(a)
...................................... 4,510,247
$ —
$ 115,873,260
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 20,787 $ — $ — $ 20,787
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2021
2021
BlackRock Annual Report to Shareholders
12
BlackRock
Advantage Large
Cap Value V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 110,182,440
Investments, at value — affiliated
(c)
......................................................................................... 5,690,820
Cash pledged: –
Futures contracts .................................................................................................... 59,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 630
Dividends — affiliated ................................................................................................. 4
Dividends — unaffiliated ............................................................................................... 76,382
Prepaid expenses ..................................................................................................... 756
Total assets .........................................................................................................
116,010,032
LIABILITIES
Collateral on securities loaned ............................................................................................. 4,517,196
Payables: –
Capital shares redeemed ............................................................................................... 463,216
Distribution fees ..................................................................................................... 2,313
Investment advisory fees .............................................................................................. 45,655
Directors' and Officer's fees ............................................................................................. 23
Other affiliate fees ................................................................................................... 171
Professional fees .................................................................................................... 36,941
Transfer agent fees .................................................................................................. 57,268
Variation margin on futures contracts ....................................................................................... 3,455
Other accrued expenses ............................................................................................... 29,786
Total liabilities ........................................................................................................
5,156,024
NET ASSETS ........................................................................................................
$ 110,854,008
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 98,514,060
Accumulated earnings .................................................................................................. 12,339,948
NET ASSETS ........................................................................................................
$ 110,854,008
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 99,296,653
(b)
  Securities loaned, at value .............................................................................................. $ 4,397,724
(c)
  Investments, at cost — affiliated .......................................................................................... $ 5,690,820
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 98,862,626
Shares outstanding .................................................................................................
9,480,336
Net asset value ....................................................................................................
$ 10.43
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 683,011
Shares outstanding .................................................................................................
64,846
Net asset value ....................................................................................................
$ 10.53
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 11,308,371
Shares outstanding .................................................................................................
1,113,497
Net asset value ....................................................................................................
$ 10.16
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders
14
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 258
Dividends — unaffiliated ............................................................................................... 2,012,368
Securities lending income — affiliated — net ................................................................................. 10,819
Foreign taxes withheld ................................................................................................ (293)
Total investment income .................................................................................................
2,023,152
EXPENSES
Investment advisory .................................................................................................. 769,422
Transfer agent — class specific .......................................................................................... 201,968
Accounting services .................................................................................................. 48,814
Professional ....................................................................................................... 47,258
Distribution — class specific ............................................................................................ 24,891
Custodian ......................................................................................................... 19,104
Directors and Officer ................................................................................................. 6,560
Transfer agent ...................................................................................................... 4,801
Miscellaneous ...................................................................................................... 10,791
Total expenses .......................................................................................................
1,133,609
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (291,217)
Transfer agent fees reimbursed — class specific ............................................................................... (201,948)
Total expenses after fees waived and/or reimbursed ..............................................................................
640,444
Net investment income ..................................................................................................
1,382,708
REALIZED AND UNREALIZED GAIN (LOSS) $ 22,013,324
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (762)
Investments — unaffiliated ........................................................................................... 19,256,236
Foreign currency transactions ......................................................................................... 74
Futures contracts .................................................................................................. 482,424
A
19,737,972
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 2,317,264
Futures contracts .................................................................................................. (41,912)
A
2,275,352
Net realized and unrealized gain ...........................................................................................
22,013,324
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 23,396,032

Statements of Changes in Net Assets
15
Financial Statements
See notes to financial statements.
BlackRock Advantage Large Cap Value V.I.
Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,382,708 $ 1,495,219
Net realized gain (loss) .............................................................................. 19,737,972 (890,828)
Net change in unrealized appreciation (depreciation) .......................................................... 2,275,352 1,516,984
Net increase in net assets resulting from operations .............................................................
23,396,032 2,121,375
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (16,732,178) (2,153,705)
  Class II ....................................................................................... (113,405) (16,443)
  Class III ....................................................................................... (1,923,847) (152,464)
Decrease in net assets resulting from distributions to shareholders ...................................................
(18,769,430) (2,322,612)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
17,794,364 (5,810,577)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 22,420,966 (6,011,814)
Beginning of year .................................................................................... 88,433,042 94,444,856
End of year ........................................................................................
$ 110,854,008 $ 88,433,042
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
16
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.94 $ 9.86 $ 8.40 $ 10.63 $ 12.06
Net investment income
(a)
.....................................
0.16 0.16 0.20 0.20
(b)
0.20
Net realized and unrealized gain (loss) ............................
2.44 0.18 1.88 (1.08) 1.86
Net increase (decrease) from investment operations ....................
2.60 0.34 2.08 (0.88) 2.06
Distributions
(c)
– – – – –
From net investment income ..................................
(0.19) (0.16) (0.20) (0.21) (0.21)
From net realized gain .......................................
(1.92) (0.10) (0.42) (1.14) (3.28)
Total distributions ...........................................
(2.11) (0.26) (0.62) (1.35) (3.49)
Net asset value, end of year ...................................
$ 10.43 $ 9.94 $ 9.86 $ 8.40 $ 10.63
Total Return
(d)
26.52% — — — —
Based on net asset value ......................................
26.52% 3.66% 24.89% (8.20)% 17.22%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.08% 1.11% 1.13% 1.17% 1.17%
Total expenses after fees waived and/or reimbursed ....................
0.60% 0.60% 0.60% 0.61% 0.71%
Net investment income .......................................
1.37% 1.85% 2.12% 1.90%
(b)
1.57%
Supplemental Data
Net assets, end of year (000) ....................................
$ 98,863 $ 81,864 $ 87,984 $ 78,685 $ 99,213
Portfolio turnover rate ........................................
131% 139% 144% 164% 168%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Advantage Large Cap Value V.I. Fund
Class II
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.02 $ 9.93 $ 8.44 $ 10.67 $ 12.09
Net investment income
(a)
.....................................
0.14 0.16 0.19 0.19
(b)
0.18
Net realized and unrealized gain (loss) ............................
2.46 0.17 1.89 (1.09) 1.86
Net increase (decrease) from investment operations ....................
2.60 0.33 2.08 (0.90) 2.04
Distributions
(c)
– – – – –
From net investment income ..................................
(0.17) (0.14) (0.17) (0.19) (0.18)
From net realized gain .......................................
(1.92) (0.10) (0.42) (1.14) (3.28)
Total distributions ...........................................
(2.09) (0.24) (0.59) (1.33) (3.46)
Net asset value, end of year ...................................
$ 10.53 $ 10.02 $ 9.93 $ 8.44 $ 10.67
Total Return
(d)
26.30% — — — —
Based on net asset value ......................................
26.30% 3.53% 24.69% (8.37)% 17.06%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.21% 1.22% 1.27% 1.32% 1.32%
Total expenses after fees waived and/or reimbursed ....................
0.75% 0.75% 0.75% 0.76% 0.88%
Net investment income .......................................
1.22% 1.77% 1.95% 1.74%
(b)
1.38%
Supplemental Data
Net assets, end of year (000) ....................................
$ 683 $ 697 $ 1,484 $ 4,813 $ 7,063
Portfolio turnover rate ........................................
131% 139% 144% 164% 168%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.10%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
18
BlackRock Advantage Large Cap Value V.I. Fund
Class III
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.73 $ 9.66 $ 8.24 $ 10.46 $ 11.92
Net investment income
(a)
.....................................
0.12 0.14 0.18 0.18
(b)
0.16
Net realized and unrealized gain (loss) ............................
2.39 0.17 1.84 (1.07) 1.83
Net increase (decrease) from investment operations ....................
2.51 0.31 2.02 (0.89) 1.99
Distributions
(c)
– – – – –
From net investment income ..................................
(0.16) (0.14) (0.18) (0.19) (0.17)
From net realized gain .......................................
(1.92) (0.10) (0.42) (1.14) (3.28)
Total distributions ...........................................
(2.08) (0.24) (0.60) (1.33) (3.45)
Net asset value, end of year ...................................
$ 10.16 $ 9.73 $ 9.66 $ 8.24 $ 10.46
Total Return
(d)
26.22% — — — —
Based on net asset value ......................................
26.22% 3.42% 24.60% (8.46)% 16.86%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.34% 1.36% 1.38% 1.42% 1.43%
Total expenses after fees waived and/or reimbursed ....................
0.85% 0.85% 0.85% 0.86% 0.99%
Net investment income .......................................
1.11% 1.60% 1.88% 1.70%
(b)
1.26%
Supplemental Data
Net assets, end of year (000) ....................................
$ 11,308 $ 5,872 $ 4,976 $ 3,876 $ 3,019
Portfolio turnover rate ........................................
131% 139% 144% 164% 168%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Value V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
20
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: T he Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 410,692 $ (410,692) $ — $ —
Credit Suisse Securities (USA) LLC .................... 1,465 (1,465) — —
J . P . Morgan Securities LLC .......................... 1,790,321 (1,790,321) — —
Morgan Stanley .................................. 1,109,864 (1,109,864) — —
National Financial Services LLC ....................... 980,507 (980,507) — —
Toronto Dominion Bank ............................. 104,875 (104,875) — —
$ 4,397,724 $ (4,397,724) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
22
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2021, the Fund reimbursed the Manager $405 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2021, the Fund did not pay any amounts to affiliates in return for the se services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has agreed to voluntarily waive 0.05% of its investment advisory fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the year ended December 31, 2021, the amount waived and/or reimbursed was $51,296.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the year ended December 31, 2021, the amount waived was $662.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 b illion ......................................................................................................... 0.75%
$1 billion - $3 b illion ..................................................................................................... 0.71
$3 billion - $5 b illion ..................................................................................................... 0.68
$5 billion - $10 b illion .................................................................................................... 0.65
Greater than $10 b illion ................................................................................................... 0.64
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 1,090
Class III ......................................................................................................... 23,801
$ 24,891
Class I .......................................................................................................... $ 181,20 8
Class II ......................................................................................................... 1,284
Class III ......................................................................................................... 19,47 6
$ 201,968

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.  These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, the Manager waived and/or reimbursed investment advisory fees of $239,259 and $10,819, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed —
class specific, respectively, in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended
December 31, 2021 the Fund paid BIM $2,761 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Class I ................................................................................................................
0.00%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.11
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Advantage Large Cap Value V.I. Fund
Class I .......................................................................................................... $ 181,20 8
Class II ......................................................................................................... 920
Class III ......................................................................................................... 9,001
$ 191,12 9
Class I ............................................................................................................. 0.60%
Class II ............................................................................................................ 0.75
Class III ............................................................................................................ 0.85

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
24
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were $133,597,189 and $131,155,873, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the timing and recognition of partnership income.
During the year ended December 31, 2021, the Fund utilized $321,924 of its respective capital loss carryforward.
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Advantage Large Cap Value V.I. Fund
Ordinary income ............................................................................................ $ 13,309,574 $ 1,811,710
Long-term capital gains ........................................................................................ 5,459,856 510,902
$ 18,769,430 $ 2,322,612
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Advantage Large Cap Value V.I. Fund ......................................
$ 1,011,407 $ 619,251 $ 10,709,290 $ 12,339,948
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Value V.I. Fund ............................ $ 105,169,907 $ 12,552,630 $ (1,849,277) $ 10,703,353

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out  of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
26
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Shares sold .............................................
877,169 $ 10,235,761 362,405 $ 3,256,367
Shares issued in reinvestment of distributions ........................
1,630,842 16,732,178 233,134 2,153,705
Shares redeemed .........................................
(1,262,657) (14,381,147) (1,284,699) (11,309,362)
1,245,354 $ 12,586,792 (689,160) $ (5,899,290)
Class II
Shares sold .............................................
— $ — 53,715 $ 390,836
Shares issued in reinvestment of distributions ........................
10,942 113,405 1,773 16,443
Shares redeemed .........................................
(15,623) (186,324) (135,381) (1,054,862)
(4,681) $ (72,919) (79,893) $ (647,583)
Class III
Shares sold .............................................
1,022,451 $ 11,463,740 356,326 $ 3,073,696
Shares issued in reinvestment of distributions ........................
192,642 1,923,847 16,951 152,464
Shares redeemed .........................................
(705,034) (8,107,096) (284,996) (2,489,864)
510,059 $ 5,280,491 88,281 $ 736,296
1,750,732 $ 17,794,364 (680,772) $ (5,810,577)

Report of Independent Registered Public Accounting Firm
27
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage Large Cap Value V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Large Cap Value V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
28
Portfolio Abbreviation
ADR American Depositary Receipts
S&P Standard & Poor's

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock Advantage SMID Cap V.I. Fund
Investment Objective
BlackRock Advantage SMID Cap V.I. Fund’s (formerly known as BlackRock Advantage U.S. Total Market V.I. Fund) (the “Fund”) investment objective is to seek long-term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund underperformed both its new benchmark, the Russell 2500
TM
Index, and its former benchmark, the Russell
3000
®
Index.
What factors influenced performance?
Overall, the Fund performed well in a volatile market environment, apart from the Fund's benchmark change from the Russell 3000
®
Index to the Russell 2500
TM
Index. The
continuation of the strong reflationary market tone from the broad-based economic reopening early in 2021 led to an investor preference for value styles early in the period.
However, a surprisingly hawkish pivot from the Fed in June 2021 prompted a market rotation back toward secular growth positions. This led to a return to themes that were predominant in 2020, supported by declining bond yields and concerns about the COVID-19 Delta variant. These pro-growth themes persisted until another sharp market rotation in September 2021, with a more hawkish Fed prompting investors back toward value stocks. In particular, the announcement of the expected tapering of Fed bond purchases resulted in a sharp spike in bond yields, which supported cyclical market exposure. The simultaneous sharp rise in commodities prices put further pressure on inflation and compounded the impact on the bond market. Ultimately, though, this final rotation proved short-lived, as the market returned to a pro-growth stance in October.
Markets seemed to look past uncertainty from the COVID-19 Omicron variant and increasingly hawkish Fed policy rhetoric, instead focusing on sustained robust earnings that led investors to view market dips as buying opportunities. Inflation was also a focal point as the year-over-year rise in the Consumer Price Index hit its highest level since
1982, leading to a rotation back toward value styles at period end. The Fed kept short-term rates low throughout the year but signaled a tapering of quantitative easing in the fourth quarter of 2021. More cyclical sectors led markets higher, with energy, real estate, and financials posting the largest gains for the year. Information technology ("IT")
continued its strong performance, while defensive sectors such as utilities and consumer staples lagged.
The most significant detractor from the Fund's relative performance was the benchmark change in February 2021 from the Russell 3000
®
Index to the Russell 2500
TM
Index.
The change weighed on relative returns compared to the new benchmark because lower-cap securities soundly outperformed their larger-cap counterparts at the start of the year due to expectations of a stronger economic recovery. Also over the period, nontraditional quality measures detracted as investor preferences shifted toward pockets of value. A management quality insight that focuses on founder-led firms as well as human capital environmental, social and governance (“ESG’) related insights both struggled given their growth orientation. Notably, a measure that penalizes companies that pay lower levels of taxes than peers (typically growth-oriented tech companies) and favors those with higher tax levels (typically blue-chip stocks) was a top detractor. Elsewhere, other measures that look to avoid holding similar positions to predominantly factor-
focused competing quantitative funds also detracted, as it struggled amid the generic style-factor strength during the period.
Conversely, across the stock selection model, insights across sentiment and fundamentals both provided gains during the period. Stability-related fundamental signals, such as preference for lower-risk securities, were top contributors and did well as market volatility rose. More traditional value insights, such as evaluating company research expenditures in relation to sales, were additive early in the period as investor preferences pivoted toward the style. Broadly, sentiment-based measures were able to position the Fund correctly in the evolving market environment. Faster-moving trend-based measures drove gains, with text analyses of broker reports and company executive commentaries to capture both short-term results and long-term fundamentals performing well. Lastly, signals designed to measure company sensitivity to supply chain challenges successfully captured returns that contributed to performance.
Describe recent portfolio activity.
As discussed in February 2021, the Fund's benchmark changed from the Russell 3000
®
Index to the Russell 2500
TM
Index. The former benchmark is large-cap biased,
whereas the new benchmark is focused more on lower market-cap stocks.
The Fund maintained a balanced allocation of risk across all major drivers of return during the period. However, there were several new stock selection insights added to the Fund. The Fund built upon its existing alternative data capabilities by adding an insight capturing brand sentiment from consumers, most notably around retail names.
Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends, such as sentiment surrounding supply chain disruptions and wage inflation.
Describe portfolio positioning at period end.
From a sector positioning perspective, relative to the Russell 2500
TM
Index, the Fund's positioning remained largely sector neutral. The Fund maintained slight overweight positions to consumer discretionary and IT stocks, and maintained slight underweight positions in the health care and consumer staples sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock Advantage SMID Cap V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. small and medium capitalization companies, and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 2500™ Index. The Fund’s total returns for the period between June 12, 2017 and February 8, 2021 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Advantage U.S. Total Market V.I. Fund”. The Fund’s total returns for the period prior to
June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Value Opportunities V.I. Fund”.
(c)
An index that measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market.
(d)
An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “ smid ” cap. The Russell 2500
TM
Index is a subset of the Russell
3000
®
Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. 13.64% 13.42% 13.94%
Class II
(b)
............................................................................. 13.45 13.25 13.76
Class III
(b)
............................................................................. 13.35 13.14 13.69
Russell 3000
®
Index ..................................................................... 25.66 17.97 16.30
Russell 2500
™
Index ..................................................................... 18.18 13.75 14.15
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund's total returns for the period between June 12, 2017 and February 8, 2021 are the returns of the Fund when it followed different investment strategies under the name "BlackRock Advantage U.S. Total Market V.I. Fund". The Fund's total returns for the period prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name "BlackRock Value Opportunities V.I. Fund".

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock Advantage SMID Cap V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,017.60 $ 2.80 $ 1,000.00 $ 1,022.43 $ 2.80 0.55%
Class II .................................. 1,000.00 1,016.60 3.56 1,000.00 1,021.68 3.57 0.70
Class III .................................. 1,000.00 1,015.70 4.06 1,000.00 1,021.17 4.08 0.80
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 18%
Industrials ....................................... 17
Financials ....................................... 14
Health Care ..................................... 13
Consumer Discretionary ............................. 13
Real Estate ...................................... 10
Materials ....................................... 4
Energy ......................................... 3
Utilities ......................................... 3
Consumer Staples ................................. 2
Communication Services ............................. 2
Short-Term Securities ............................... 6
Liabilities in Excess of Other Assets ..................... (5)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.1%
Aerospace & Defense — 1.3%
Aerojet Rocketdyne Holdings, Inc. ....... 2,044 $ 95,577
Astronics Corp.
(a)
................... 7,550 90,600
Axon Enterprise, Inc.
(a)
............... 8,889 1,395,573
Mercury Systems, Inc.
(a)(b)
............. 13,948 767,977
2,349,727
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A
(a)
............. 2,739 230,733
Airlines — 0.8%
(a)
Alaska Air Group, Inc. ................ 27,003 1,406,856
JetBlue Airways Corp. ................ 6,113 87,049
1,493,905
Auto Components — 1.0%
BorgWarner, Inc. ................... 38,225 1,722,801
Cooper-Standard Holdings, Inc.
(a)
........ 4,907 109,966
LCI Industries ..................... 322 50,190
QuantumScape Corp., Class A
(a)
......... 3,408 75,623
1,958,580
Automobiles — 0.1%
Canoo , Inc., Class A
(a)
................ 9,627 74,321
Harley-Davidson, Inc. ................ 2,422 91,285
165,606
Banks — 6.1%
Bank of Hawaii Corp. ................ 26,044 2,181,445
BankFinancial Corp. ................. 3,322 35,446
Capital City Bank Group, Inc. ........... 738 19,483
CIT Group, Inc. .................... 472 24,232
Citizens & Northern Corp. ............. 1,214 31,710
Cullen/Frost Bankers, Inc. ............. 1,149 144,854
East West Bancorp, Inc. .............. 428 33,675
First Busey Corp. ................... 3,865 104,819
First Business Financial Services, Inc. ..... 899 26,224
First Financial Bankshares , Inc. ......... 3,627 184,397
First Horizon Corp. .................. 6,372 104,055
First Interstate BancSystem , Inc., Class A
(b)
. 29,062 1,181,951
First Northwest Bancorp .............. 1,086 21,970
First Western Financial, Inc.
(a)
.......... 124 3,765
FNCB Bancorp, Inc. ................. 2,151 19,596
Heartland Financial USA, Inc. .......... 10,813 547,246
HomeTrust Bancshares, Inc. ........... 1,946 60,287
Independent Bank Corp. .............. 6,552 156,396
Investar Holding Corp. ............... 720 13,255
Lakeland Bancorp, Inc. ............... 5,315 100,932
Level One Bancorp, Inc. .............. 627 24,729
Macatawa Bank Corp. ............... 4,839 42,680
Mercantile Bank Corp. ............... 2,127 74,509
Mid Penn Bancorp, Inc. ............... 810 25,709
Midland States Bancorp, Inc. ........... 6,219 154,169
Oak Valley Bancorp ................. 545 9,483
OceanFirst Financial Corp. ............ 7,627 169,319
Peapack -Gladstone Financial Corp. ...... 1,944 68,818
Pinnacle Financial Partners, Inc. ......... 10,402 993,391
Popular, Inc. ...................... 425 34,867
Republic First Bancorp, Inc.
(a)
........... 23,405 87,067
SouthState Corp. ................... 7,948 636,714
TriState Capital Holdings, Inc.
(a)
......... 802 24,268
Umpqua Holdings Corp. .............. 7,479 143,896
Western Alliance Bancorp ............. 924 99,469
Wintrust Financial Corp. .............. 23,933 2,173,595
Zions Bancorp NA .................. 26,329 1,662,940
11,421,361
Security
Shares
Shares Value
Beverages — 0.1%
Brown-Forman Corp., Class B .......... 1,286 $ 93,698
Biotechnology — 3.5%
(a)
Agenus, Inc. ...................... 20,850 67,137
Akebia Therapeutics, Inc. ............. 41,342 93,433
Alector , Inc. ...................... 4,670 96,435
Aligos Therapeutics, Inc. .............. 1,131 13,425
Allogene Therapeutics, Inc. ............ 998 14,890
Applied Molecular Transport, Inc. ........ 971 13,575
Applied Therapeutics, Inc. ............. 1,845 16,513
Arcutis Biotherapeutics , Inc. ........... 2,264 46,955
Atara Biotherapeutics , Inc. ............. 9,516 149,972
Atreca , Inc., Class A ................. 21,316 64,587
Beyondspring , Inc. .................. 5,913 26,786
BioCryst Pharmaceuticals, Inc. .......... 2,252 31,190
Black Diamond Therapeutics, Inc. ........ 4,310 22,972
Bridgebio Pharma, Inc. ............... 12,195 203,413
C4 Therapeutics, Inc. ................ 628 20,222
Cabaletta Bio, Inc. .................. 1,797 6,811
Denali Therapeutics, Inc. .............. 4,131 184,243
Enochian Biosciences, Inc. ............ 6,756 49,251
Exelixis , Inc. ...................... 49,768 909,759
Foghorn Therapeutics, Inc. ............ 3,141 71,835
Frequency Therapeutics, Inc. ........... 5,874 30,134
G1 Therapeutics, Inc.
(b)
............... 2,165 22,105
Galera Therapeutics, Inc. ............. 2,597 11,920
Gritstone Oncology, Inc. .............. 4,349 55,928
Halozyme Therapeutics, Inc. ........... 3,087 124,128
Heron Therapeutics, Inc. .............. 1,088 9,933
Impel Neuropharma , Inc.
(b)
............. 2,621 22,619
Infinity Pharmaceuticals, Inc. ........... 4,864 10,944
Inovio Pharmaceuticals, Inc. ........... 4,773 23,817
Inozyme Pharma, Inc. ................ 2,036 13,886
Invitae Corp. ...................... 4,277 65,310
Karyopharm Therapeutics, Inc. .......... 45,079 289,858
Kiniksa Pharmaceuticals Ltd., Class A ..... 13,368 157,341
MacroGenics , Inc. .................. 2,070 33,223
Metacrine , Inc. .................... 4,751 3,203
Mirum Pharmaceuticals, Inc. ........... 4,121 65,730
Natera , Inc. ....................... 3,588 335,083
NextCure , Inc. ..................... 10,095 60,570
Novavax , Inc. ..................... 353 50,504
Oncorus , Inc. ..................... 1,319 6,951
OPKO Health, Inc. .................. 15,372 73,939
Oyster Point Pharma, Inc. ............. 1,802 32,905
Passage Bio, Inc. ................... 5,948 37,770
PhaseBio Pharmaceuticals, Inc. ......... 6,971 18,194
PMV Pharmaceuticals, Inc. ............ 1,694 39,131
Poseida Therapeutics, Inc. ............ 11,293 76,905
Precision BioSciences , Inc. ............ 7,908 58,519
PTC Therapeutics, Inc. ............... 2,138 85,157
Puma Biotechnology, Inc. ............. 2,139 6,503
Sangamo Therapeutics, Inc. ........... 6,202 46,515
Sarepta Therapeutics, Inc. ............. 5,194 467,720
Silverback Therapeutics, Inc. ........... 5,929 39,487
Solid Biosciences, Inc. ............... 5,787 10,127
Sorrento Therapeutics, Inc. ............ 11,700 54,405
Spruce Biosciences, Inc. .............. 420 1,873
SQZ Biotechnologies Co. ............. 601 5,367
Sutro Biopharma, Inc. ................ 4,787 71,231
Taysha Gene Therapies, Inc. ........... 4,683 54,557
Twist Bioscience Corp. ............... 761 58,894
Ultragenyx Pharmaceutical, Inc. ......... 4,695 394,803
United Therapeutics Corp. ............. 2,996 647,376
UroGen Pharma Ltd. ................ 1,267 12,049
Veracyte , Inc. ..................... 4,700 193,640

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. ........... 2,279 $ 500,468
Vincerx Pharma, Inc.
(b)
............... 5,103 52,000
Vir Biotechnology, Inc. ............... 1,613 67,536
X4 Pharmaceuticals, Inc. .............. 5,307 12,153
6,615,815
Building Products — 3.6%
AO Smith Corp. .................... 6,349 545,062
Builders FirstSource , Inc.
(a)
............ 30,053 2,575,842
Fortune Brands Home & Security, Inc. ..... 1,037 110,855
Lennox International, Inc. ............. 1,771 574,442
Owens Corning .................... 23,553 2,131,546
Trex Co., Inc.
(a)
.................... 6,288 849,069
6,786,816
Capital Markets — 1.7%
FactSet Research Systems, Inc. ......... 1,814 881,622
Stifel Financial Corp.
(b)
............... 30,412 2,141,613
Virtus Investment Partners, Inc. ......... 822 244,216
3,267,451
Chemicals — 2.3%
Avient Corp. ...................... 3,781 211,547
Hawkins, Inc. ..................... 1,726 68,091
HB Fuller Co. ..................... 18,176 1,472,256
Mosaic Co. (The) ................... 18,780 737,866
Trinseo plc ....................... 3,826 200,712
Valvoline, Inc. ..................... 46,343 1,728,130
4,418,602
Commercial Services & Supplies — 0.1%
Cimpress plc
(a)
..................... 813 58,219
Kimball International, Inc., Class B ....... 2,244 22,956
Quad/Graphics, Inc.
(a)
................ 4,652 18,608
Steelcase, Inc., Class A .............. 5,890 69,031
Tetra Tech, Inc. .................... 514 87,277
256,091
Communications Equipment — 1.5%
Applied Optoelectronics, Inc.
(a)
.......... 3,265 16,782
Calix, Inc.
(a)
....................... 4,926 393,932
Juniper Networks, Inc. ............... 69,476 2,480,988
2,891,702
Construction & Engineering — 2.3%
EMCOR Group, Inc. ................. 18,171 2,314,804
MasTec , Inc.
(a)
..................... 13,464 1,242,458
Primoris Services Corp. .............. 2,007 48,128
Quanta Services, Inc. ................ 5,629 645,421
4,250,811
Consumer Finance — 1.0%
Ally Financial, Inc. .................. 37,232 1,772,616
PROG Holdings, Inc. ................ 2,819 127,165
Upstart Holdings, Inc.
(a)
............... 454 68,690
1,968,471
Containers & Packaging — 0.6%
Sealed Air Corp. ................... 17,794 1,200,561
Distributors — 0.2%
Pool Corp. ....................... 695 393,370
Diversified Consumer Services — 2.0%
2U, Inc.
(a)
........................ 23,759 476,843
Chegg , Inc.
(a)
...................... 16,049 492,704
H&R Block, Inc. .................... 33,153 781,085
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Service Corp. International
(b)
........... 27,191 $ 1,930,289
3,680,921
Diversified Financial Services — 1.2%
Voya Financial, Inc. ................. 34,645 2,297,310
Diversified Telecommunication Services — 0.7%
(a)
Bandwidth, Inc., Class A .............. 6,680 479,357
EchoStar Corp., Class A .............. 5,777 152,224
Iridium Communications, Inc. ........... 18,170 750,239
1,381,820
Electric Utilities — 0.7%
Portland General Electric Co. ........... 25,583 1,353,852
Electrical Equipment — 1.0%
Bloom Energy Corp., Class A
(a)(b)
........ 8,812 193,247
nVent Electric plc ................... 4,773 181,374
Plug Power, Inc.
(a)
.................. 8,671 244,782
Regal Rexnord Corp. ................ 2,431 413,708
Sunrun , Inc.
(a)
..................... 22,880 784,784
1,817,895
Electronic Equipment, Instruments & Components — 1.8%
Avnet, Inc. ....................... 48,722 2,008,808
ePlus , Inc.
(a)
...................... 2,279 122,792
Littelfuse , Inc. ..................... 3,456 1,087,534
ScanSource , Inc.
(a)
.................. 5,209 182,732
3,401,866
Energy Equipment & Services — 0.8%
Helmerich & Payne, Inc. .............. 2,176 51,571
Newpark Resources, Inc.
(a)
............ 12,441 36,577
Oceaneering International, Inc.
(a)
........ 21,757 246,072
Patterson-UTI Energy, Inc. ............ 24,814 209,678
ProPetro Holding Corp.
(a)
.............. 23,035 186,583
Schlumberger NV .................. 24,823 743,449
Seadrill Ltd.
(a)
..................... 29 4
TechnipFMC plc
(a)
.................. 11,017 65,221
1,539,155
Entertainment — 0.3%
(a)
Cinemark Holdings, Inc.
(b)
............. 25,888 417,315
Gaia, Inc. ........................ 1,999 17,131
Lions Gate Entertainment Corp., Class A ... 2,106 35,044
469,490
Equity Real Estate Investment Trusts (REITs) — 9.1%
Alpine Income Property Trust, Inc. ....... 4,383 87,835
American Homes 4 Rent, Class A ........ 55,433 2,417,433
Ashford Hospitality Trust, Inc.
(a)
......... 2,559 24,566
Braemar Hotels & Resorts, Inc.
(a)
........ 79,436 405,124
Brixmor Property Group, Inc. ........... 66,158 1,681,075
Clipper Realty, Inc. .................. 3,898 38,746
CorEnergy Infrastructure Trust, Inc.
(b)
..... 8,251 25,826
CorePoint Lodging, Inc.
(a)
............. 1,076 16,893
CubeSmart ....................... 42,467 2,416,797
DigitalBridge Group, Inc., Class A
(a)
....... 14,639 121,943
Douglas Emmett, Inc. ................ 5,764 193,094
EastGroup Properties, Inc. ............ 6,030 1,373,936
Equity LifeStyle Properties, Inc. ......... 10,598 929,021
First Industrial Realty Trust, Inc. ......... 35,742 2,366,120
Highwoods Properties, Inc. ............ 42,509 1,895,476
Lamar Advertising Co., Class A ......... 1,769 214,580
Life Storage, Inc. ................... 16,179 2,478,299
Regency Centers Corp. .............. 4,068 306,524
Simon Property Group, Inc. ............ 1,221 195,079
17,188,367

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc., Class A .......... 1,212 $ 36,590
Andersons, Inc. (The) ................ 363 14,052
BJ's Wholesale Club Holdings, Inc.
(a)
...... 4,986 333,912
Chefs' Warehouse, Inc. (The)
(a)
......... 2,087 69,497
Performance Food Group Co.
(a)
......... 11,777 540,447
Rite Aid Corp.
(a)
.................... 13,757 202,090
1,196,588
Food Products — 0.3%
Bunge Ltd. ....................... 2,010 187,654
Hostess Brands, Inc.
(a)
............... 961 19,624
Kellogg Co. ....................... 1,275 82,135
Mission Produce, Inc.
(a)
............... 1,952 30,646
Seneca Foods Corp., Class A
(a)
......... 1,030 49,389
Vital Farms, Inc.
(a)
.................. 12,849 232,053
601,501
Gas Utilities — 1.1%
Brookfield Infrastructure Corp., Class A .... 1,225 83,619
Southwest Gas Holdings, Inc. .......... 18 1,261
UGI Corp. ........................ 44,117 2,025,411
2,110,291
Health Care Equipment & Supplies — 2.7%
Accuray , Inc.
(a)
..................... 14,628 69,775
Dentsply Sirona, Inc. ................ 491 27,393
Eargo , Inc.
(a)
...................... 15,054 76,775
Envista Holdings Corp.
(a)(b)
............. 9,017 406,306
Globus Medical, Inc., Class A
(a)
......... 8,551 617,382
Haemonetics Corp.
(a)
................ 16,769 889,428
Heska Corp.
(a)
..................... 808 147,452
Masimo Corp.
(a)
.................... 177 51,822
Merit Medical Systems, Inc.
(a)
........... 471 29,343
Natus Medical, Inc.
(a)
................ 4,197 99,595
OraSure Technologies, Inc.
(a)
........... 2,543 22,099
Penumbra, Inc.
(a)
................... 3,822 1,098,137
Shockwave Medical, Inc.
(a)
............. 1,485 264,820
Sientra , Inc.
(a)
..................... 7,409 27,191
STERIS plc ....................... 326 79,352
Tandem Diabetes Care, Inc.
(a)
.......... 7,550 1,136,426
5,043,296
Health Care Providers & Services — 1.8%
1Life Healthcare, Inc.
(a)
............... 9,843 172,941
Aveanna Healthcare Holdings, Inc.
(a)
...... 3,319 24,561
Henry Schein, Inc.
(a)
................. 14,828 1,149,615
LHC Group, Inc.
(a)
.................. 7,535 1,034,028
Molina Healthcare, Inc.
(a)
.............. 1,610 512,109
Patterson Cos., Inc. ................. 9,590 281,466
Progyny , Inc.
(a)
..................... 2,785 140,225
3,314,945
Health Care Technology — 0.6%
(a)
Allscripts Healthcare Solutions, Inc. ...... 11,976 220,957
American Well Corp., Class A .......... 5,747 34,712
Doximity , Inc., Class A ............... 2,594 130,037
Omnicell , Inc. ..................... 3,046 549,620
Phreesia , Inc. ..................... 607 25,288
Vocera Communications, Inc. ........... 1,525 98,881
1,059,495
Hotels, Restaurants & Leisure — 2.6%
Accel Entertainment, Inc.
(a)
............ 2,341 30,480
International Game Technology plc ....... 36,973 1,068,889
Papa John's International, Inc. .......... 212 28,296
Penn National Gaming, Inc.
(a)
........... 1,759 91,204
PlayAGS , Inc.
(a)
.................... 3,494 23,724
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc., Class A
(a)
........... 10,308 $ 743,825
Sweetgreen , Inc., Class A
(a)(b)
........... 1,269 40,608
Travel + Leisure Co. ................. 31,099 1,718,842
Wendy's Co. (The) .................. 15,337 365,788
Wingstop , Inc. ..................... 4,968 858,470
4,970,126
Household Durables — 1.7%
(a)
Casper Sleep, Inc. .................. 9,466 63,233
GoPro, Inc., Class A ................. 16,018 165,146
Green Brick Partners, Inc. ............. 8,492 257,562
iRobot Corp.
(b)
..................... 10,855 715,127
LGI Homes, Inc. ................... 10,060 1,554,069
Meritage Homes Corp. ............... 3,239 395,352
Sonos , Inc. ....................... 3,891 115,952
3,266,441
Household Products — 0.3%
Central Garden & Pet Co., Class A
(a)
...... 11,070 529,700
Independent Power and Renewable Electricity Producers — 0.6%
Brookfield Renewable Corp. ........... 13,807 508,512
Clearway Energy, Inc. ................ 2,394 80,151
Sunnova Energy International, Inc.
(a)
...... 19,245 537,320
1,125,983
Insurance — 2.6%
Athene Holding Ltd., Class A
(a)
.......... 3,171 264,239
Crawford & Co., Class A .............. 1,185 8,876
Hanover Insurance Group, Inc. (The) ..... 16,428 2,153,054
Investors Title Co. .................. 60 11,829
Reinsurance Group of America, Inc. ...... 14,766 1,616,729
Trupanion , Inc.
(a)
................... 5,189 685,104
Unum Group ...................... 5,878 144,422
4,884,253
Interactive Media & Services — 0.1%
(a)
Eventbrite, Inc., Class A .............. 1,419 24,747
fuboTV , Inc. ...................... 9,105 141,310
Liberty TripAdvisor Holdings, Inc., Class A .. 8,032 17,429
183,486
Internet & Direct Marketing Retail — 0.5%
(a)
1-800-Flowers.com, Inc., Class A
(b)
....... 10,642 248,703
Lands' End, Inc. .................... 2,276 44,678
Overstock.com, Inc. ................. 7,571 446,765
RealReal , Inc. (The) ................. 13,275 154,123
Stitch Fix, Inc., Class A ............... 6,413 121,334
1,015,603
IT Services — 2.4%
Conduent , Inc.
(a)
................... 51,903 277,162
CSG Systems International, Inc. ......... 762 43,906
Genpact Ltd. ...................... 30,358 1,611,403
LiveRamp Holdings, Inc.
(a)
............. 8,575 411,171
MongoDB, Inc.
(a)
................... 1,122 593,931
Paymentus Holdings, Inc., Class A
(a)
...... 4,592 160,628
StoneCo Ltd., Class A
(a)
.............. 5,598 94,382
Western Union Co. (The) ............. 68,841 1,228,124
Wix.com Ltd.
(a)(b)
................... 362 57,120
4,477,827
Leisure Products — 0.3%
YETI Holdings, Inc.
(a)
................ 6,640 549,991
Life Sciences Tools & Services — 3.5%
Adaptive Biotechnologies Corp.
(a)
........ 1,769 49,638
Bruker Corp. ...................... 16,450 1,380,320
Medpace Holdings, Inc.
(a)
............. 5,810 1,264,488

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Pacific Biosciences of California, Inc.
(a)
.... 943 $ 19,294
Personalis , Inc.
(a)
................... 10,197 145,511
Repligen Corp.
(a)
................... 7,603 2,013,579
Syneos Health, Inc.
(a)
................ 17,550 1,802,034
6,674,864
Machinery — 3.3%
AGCO Corp. ...................... 7,802 905,188
Allison Transmission Holdings, Inc. ....... 1,947 70,773
Astec Industries, Inc. ................ 254 17,595
Desktop Metal, Inc., Class A
(a)
.......... 18,916 93,634
Donaldson Co., Inc. ................. 376 22,282
Hurco Cos., Inc. .................... 1,060 31,482
Hyliion Holdings Corp., Class A
(a)
........ 8,020 49,724
Manitowoc Co., Inc. (The)
(a)
............ 5,406 100,497
Meritor, Inc.
(a)
..................... 3,006 74,489
Oshkosh Corp. .................... 1,539 173,461
Pentair plc ....................... 32,095 2,343,898
Snap-on, Inc.
(b)
.................... 11,175 2,406,871
6,289,894
Media — 0.4%
AMC Networks, Inc., Class A
(a)
.......... 329 11,331
Cardlytics, Inc.
(a)
................... 4,664 308,244
comScore, Inc.
(a)
................... 8,863 29,602
Discovery, Inc., Class A
(a)(b)
............ 829 19,514
Discovery, Inc., Class C
(a)
............. 1,221 27,961
Entravision Communications Corp., Class A . 5,506 37,331
EW Scripps Co. (The), Class A .......... 2,788 53,948
Hemisphere Media Group, Inc.
(a)
......... 2,086 15,165
Interpublic Group of Cos., Inc. (The) ...... 1,524 57,074
Nexstar Media Group, Inc., Class A ....... 1,079 162,907
TEGNA, Inc. ...................... 1,419 26,337
Thryv Holdings, Inc.
(a)
................ 1,500 61,695
811,109
Metals & Mining — 1.5%
Materion Corp. .................... 1,634 150,230
Reliance Steel & Aluminum Co. ......... 10,448 1,694,875
Royal Gold, Inc. .................... 240 25,250
Ryerson Holding Corp. ............... 4,403 114,698
Schnitzer Steel Industries, Inc., Class A .... 13,137 682,073
Steel Dynamics, Inc. ................. 3,335 207,004
2,874,130
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AG Mortgage Investment Trust, Inc. ...... 1,919 19,670
Blackstone Mortgage Trust, Inc., Class A ... 20,333 622,596
642,266
Multiline Retail — 0.7%
Franchise Group, Inc. ................ 1,671 87,159
Kohl's Corp. ...................... 18,409 909,221
Nordstrom, Inc.
(a)(b)
.................. 14,644 331,247
1,327,627
Multi-Utilities — 0.4%
NiSource, Inc. ..................... 19,061 526,274
NorthWestern Corp. ................. 4,598 262,822
789,096
Oil, Gas & Consumable Fuels — 2.6%
Antero Resources Corp.
(a)
............. 5,504 96,320
Ardmore Shipping Corp.
(a)(b)
............ 10,586 35,781
Brigham Minerals, Inc., Class A ......... 9,930 209,424
Callon Petroleum Co.
(a)
............... 1,404 66,339
Chesapeake Energy Corp.
(b)
........... 9,658 623,134
Clean Energy Fuels Corp.
(a)
............ 16,788 102,910
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc. ............ 6,394 $ 286,195
Devon Energy Corp. ................. 29,554 1,301,854
EOG Resources, Inc. ................ 8,355 742,175
EQT Corp.
(a)
...................... 7,007 152,823
Falcon Minerals Corp. ................ 21,878 106,546
Ovintiv , Inc. ....................... 8,275 278,867
PBF Energy, Inc., Class A
(a)
............ 20,777 269,478
Penn Virginia Corp.
(a)
................ 3,912 105,311
SandRidge Energy, Inc.
(a)
............. 2,880 30,125
Scorpio Tankers, Inc.
(b)
............... 7,015 89,862
SM Energy Co. .................... 3,034 89,442
Talos Energy, Inc.
(a)
................. 19,653 192,599
Texas Pacific Land Corp. .............. 126 157,358
4,936,543
Personal Products — 0.8%
Coty, Inc., Class A
(a)
................. 60,317 633,329
Herbalife Nutrition Ltd.
(a)
.............. 10,660 436,314
Medifast , Inc. ..................... 1,404 294,040
Nature's Sunshine Products, Inc. ........ 1,667 30,839
Nu Skin Enterprises, Inc., Class A ........ 648 32,886
1,427,408
Pharmaceuticals — 1.3%
(a)
Aclaris Therapeutics, Inc.
(b)
............ 2,153 31,305
Atea Pharmaceuticals, Inc. ............ 6,551 58,566
Cassava Sciences, Inc. ............... 584 25,521
Catalent , Inc. ..................... 12,071 1,545,450
Jazz Pharmaceuticals plc ............. 1,576 200,782
Nektar Therapeutics ................. 31,072 419,783
NGM Biopharmaceuticals, Inc. .......... 1,163 20,597
Revance Therapeutics, Inc. ............ 344 5,614
Zogenix , Inc. ...................... 2,978 48,392
2,356,010
Professional Services — 1.7%
ASGN, Inc.
(a)
...................... 293 36,156
Booz Allen Hamilton Holding Corp. ....... 4,754 403,092
Franklin Covey Co.
(a)
................ 3,047 141,259
Insperity , Inc. ...................... 11,876 1,402,674
Kelly Services, Inc., Class A ............ 5,716 95,857
Kforce , Inc. ....................... 4,452 334,880
Mistras Group, Inc.
(a)
................ 8,655 64,307
Robert Half International, Inc. ........... 2,485 277,127
TriNet Group, Inc.
(a)
................. 4,276 407,332
3,162,684
Real Estate Management & Development — 0.4%
(a)
Altisource Portfolio Solutions SA ......... 2,992 33,570
Marcus & Millichap, Inc. .............. 4,948 254,624
Opendoor Technologies, Inc. ........... 7,237 105,733
Realogy Holdings Corp. .............. 21,355 358,978
752,905
Road & Rail — 1.9%
Covenant Logistics Group, Inc., Class A
(a)
.. 3,357 88,725
Landstar System, Inc. ................ 1,628 291,445
Ryder System, Inc. .................. 20,855 1,719,078
Schneider National, Inc., Class B ........ 46,626 1,254,706
Werner Enterprises, Inc. .............. 2,852 135,926
3,489,880
Semiconductors & Semiconductor Equipment — 4.1%
Ambarella , Inc.
(a)
................... 613 124,371
Cirrus Logic, Inc.
(a)
.................. 16,000 1,472,320
Enphase Energy, Inc.
(a)
............... 2,719 497,414
First Solar, Inc.
(a)
................... 429 37,392

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Ichor Holdings Ltd.
(a)
................. 9,965 $ 458,689
Lattice Semiconductor Corp.
(a)
.......... 27,508 2,119,766
Meta Materials, Inc.
(a)
................ 3,341 8,219
Monolithic Power Systems, Inc. ......... 608 299,945
Power Integrations, Inc. .............. 4,013 372,768
Silicon Laboratories, Inc.
(a)
............. 11,003 2,271,239
Wolfspeed , Inc.
(a)
................... 1,137 127,082
7,789,205
Software — 7.0%
ACI Worldwide, Inc.
(a)
................ 4,779 165,831
Alteryx , Inc., Class A
(a)
............... 665 40,232
Appian Corp.
(a)
.................... 2,199 143,397
Asana, Inc., Class A
(a)
................ 2,401 178,995
Bill.com Holdings, Inc.
(a)
.............. 2,866 714,064
Box, Inc., Class A
(a)
................. 16,949 443,894
Braze, Inc., Class A
(a)
................ 47 3,627
C3.ai, Inc., Class A
(a)
................ 20,167 630,219
Dynatrace , Inc.
(a)
................... 461 27,821
Elastic NV
(a)
...................... 2,354 289,754
Everbridge , Inc.
(a)
................... 1,343 90,424
Expensify, Inc., Class A
(a)
............. 2,549 112,156
Gitlab , Inc., Class A
(a)
................ 739 64,293
HubSpot , Inc.
(a)
.................... 837 551,709
LivePerson , Inc.
(a)
.................. 21,954 784,197
Manhattan Associates, Inc.
(a)
........... 9,129 1,419,468
PagerDuty , Inc.
(a)
................... 41,568 1,444,488
Paylocity Holding Corp.
(a)
............. 3,680 869,069
Progress Software Corp. .............. 10,248 494,671
PROS Holdings, Inc.
(a)
............... 1,386 47,803
Rapid7, Inc.
(a)(b)
.................... 11,072 1,303,064
Sailpoint Technologies Holdings, Inc.
(a)
.... 3,633 175,619
Smartsheet , Inc., Class A
(a)
............ 1,019 78,922
Sprout Social, Inc., Class A
(a)
........... 1,264 114,632
Tenable Holdings, Inc.
(a)
.............. 9,203 506,809
Varonis Systems, Inc.
(a)
............... 30,986 1,511,497
Workiva , Inc.
(a)
..................... 7,802 1,018,083
13,224,738
Specialty Retail — 2.9%
American Eagle Outfitters, Inc.
(b)
......... 25,327 641,280
Asbury Automotive Group, Inc.
(a)
......... 216 37,310
AutoNation, Inc.
(a)
................... 1,254 146,530
Chico's FAS, Inc.
(a)
.................. 3,069 16,511
Conn's, Inc.
(a)
..................... 12,193 286,779
Designer Brands, Inc., Class A
(a)
......... 6,996 99,413
Dick's Sporting Goods, Inc.
(b)
........... 10,437 1,200,151
Express, Inc.
(a)
..................... 3,347 10,309
Lithia Motors, Inc. .................. 3,684 1,093,964
MarineMax , Inc.
(a)
................... 12,384 731,151
National Vision Holdings, Inc.
(a)
......... 10,750 515,892
Penske Automotive Group, Inc. ......... 1,902 203,932
Petco Health & Wellness Co., Inc.
(a)
...... 11,052 218,719
Security
Shares
Shares Value
Specialty Retail (continued)
Shift Technologies, Inc., Class A
(a)
........ 13,287 $ 45,309
Sonic Automotive, Inc., Class A ......... 1,183 58,499
Urban Outfitters, Inc.
(a)
............... 1,263 37,082
Williams-Sonoma, Inc.
(b)
.............. 714 120,759
5,463,590
Technology Hardware, Storage & Peripherals — 0.8%
Pure Storage, Inc., Class A
(a)
........... 44,551 1,450,135
Textiles, Apparel & Luxury Goods — 0.8%
Fossil Group, Inc.
(a)
................. 11,052 113,725
Skechers USA, Inc., Class A
(a)
.......... 28,321 1,229,131
Tapestry, Inc. ...................... 4,298 174,499
Unifi, Inc.
(a)
....................... 1,651 38,221
1,555,576
Thrifts & Mortgage Finance — 1.2%
Essent Group Ltd. .................. 2,569 116,967
Federal Agricultural Mortgage Corp., Class C 9,483 1,175,228
Flagstar Bancorp, Inc. ............... 1,424 68,266
Merchants Bancorp ................. 578 27,357
Radian Group, Inc. .................. 12,986 274,394
Southern Missouri Bancorp, Inc. ......... 489 25,511
Walker & Dunlop, Inc. ................ 3,206 483,721
Washington Federal, Inc. .............. 2,094 69,898
Western New England Bancorp, Inc. ...... 8,847 77,500
2,318,842
Trading Companies & Distributors — 1.3%
MRC Global, Inc.
(a)
.................. 6,677 45,938
SiteOne Landscape Supply, Inc.
(a)
........ 9,900 2,398,572
Watsco , Inc. ...................... 155 48,496
2,493,006
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 4,438 139,886
Total Common Stocks — 99.1%
(Cost: $182,728,434) ............................. 187,192,896
Total Long-Term Investments — 99.1%
(Cost: $182,728,434) ............................. 187,192,896
Short-Term Securities — 5.5%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 1,731,585 1,731,585
SL Liquidity Series, LLC, Money Market Series,
0.15%
(e)
....................... 8,552,107 8,552,962
Total Short-Term Securities — 5.5%
(Cost: $10,284,743) .............................. 10,284,547
Total Investments — 104.6%
(Cost: $193,013,177 ) ............................. 197,477,443
Liabilities in Excess of Other Assets — (4.6)% ............ (8,642,115)
Net Assets — 100.0% .............................. $ 188,835,328
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
11
Schedule of Investments
(continued)
December 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 5,156,187 $ — $ (3,424,602) $ — $ — $ 1,731,585 1,731,585 $ 467 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,482,546 7,074,476 — (3,864) (196) 8,552,962 8,552,107 20,306
(b)
—
$ (3,864) $ (196) $ 10,284,547 $ 20,773 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
12
Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 8 03/18/22 $ 1,903 $ 26,313
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 26,313 $ — $ — $ — $ 26,313
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 965,080 $ — $ — $ — $ 965,080
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (116,284) — — — (116,284)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,875,982

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
13
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 187,192,896 $ — $ — $ 187,192,896
Short-Term Securities ....................................... 1,731,585 — — 1,731,585
$ 188,924,481 $ — $ — $ 188,924,481
Investments valued at NAV
(a)
...................................... 8,552,962
$ —
$ 197,477,443
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 26,313 $ — $ — $ 26,313
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2021
2021
BlackRock Annual Report to Shareholders
14
BlackRock
Advantage SMID
Cap V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 187,192,896
Investments, at value — affiliated
(c)
......................................................................................... 10,284,547
Cash ............................................................................................................. 629
Cash pledged: –
Futures contracts .................................................................................................... 93,000
Foreign currency, at value
(d)
.............................................................................................. 771
Receivables: –
Securities lending income — affiliated ...................................................................................... 1,886
Capital shares sold ................................................................................................... 1,293
Dividends — a ffiliated ................................................................................................. 8
Dividends — unaffiliated ............................................................................................... 112,579
Prepaid expenses ..................................................................................................... 1,818
Total assets .........................................................................................................
197,689,427
LIABILITIES
Collateral on securities loaned ............................................................................................. 8,558,175
Payables: –
Capital shares redeemed ............................................................................................... 19,516
Distribution fees ..................................................................................................... 1,805
Investment advisory fees .............................................................................................. 63,735
Directors' and Officer's fees ............................................................................................. 61
Other affiliate fees ................................................................................................... 717
Professional fees .................................................................................................... 63,449
Transfer agent fees .................................................................................................. 103,689
Variation margin on futures contracts ....................................................................................... 5,494
Other accrued expenses ............................................................................................... 37,458
Total liabilities ........................................................................................................
8,854,099
NET ASSETS ........................................................................................................
$ 188,835,328
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 183,723,051
Accumulated earnings .................................................................................................. 5,112,277
NET ASSETS ........................................................................................................
$ 188,835,328
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 182,728,434
(b)
  Securities loaned, at value .............................................................................................. $ 8,365,748
(c)
  Investments, at cost — affiliated .......................................................................................... $ 10,284,743
(d)
  Foreign currency, at cost ............................................................................................... $ 785
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
15
Financial Statements
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 179,033,982
Shares outstanding .................................................................................................
8,168,629
Net asset value ....................................................................................................
$ 21.92
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 2,774,187
Shares outstanding .................................................................................................
127,092
Net asset value ....................................................................................................
$ 21.83
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 7,027,159
Shares outstanding .................................................................................................
664,619
Net asset value ....................................................................................................
$ 10.57
Shares authorized ..................................................................................................
10 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders
16
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 467
Dividends — unaffiliated ............................................................................................... 2,580,332
Securities lending income — affiliated — net ................................................................................. 20,306
Foreign taxes withheld ................................................................................................ (2,031)
Total investment income .................................................................................................
2,599,074
EXPENSES
Investment advisory .................................................................................................. 1,442,673
Transfer agent — class specific .......................................................................................... 381,535
Professional ....................................................................................................... 117,378
Accounting services .................................................................................................. 57,230
Custodian ......................................................................................................... 43,374
Distribution — class specific ............................................................................................ 21,558
Directors and Officer ................................................................................................. 6,583
Transfer agent ...................................................................................................... 4,801
Miscellaneous ...................................................................................................... 33,046
Total expenses .......................................................................................................
2,108,178
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (647,258)
Transfer agent fees reimbursed — class specific ............................................................................... (381,444)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,079,476
Net investment income ..................................................................................................
1,519,598
REALIZED AND UNREALIZED GAIN (LOSS) $ 22,970,787
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (3,864)
Investments — unaffiliated ........................................................................................... 51,382,834
Futures contracts .................................................................................................. 965,080
A
52,344,050
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (196)
Investments — unaffiliated ........................................................................................... (29,256,788)
Foreign currency translations .......................................................................................... 5
Futures contracts .................................................................................................. (116,284)
A
(29,373,263)
Net realized and unrealized gain ...........................................................................................
22,970,787
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 24,490,385

Statements of Changes in Net Assets
17
Financial Statements
See notes to financial statements.
BlackRock Advantage SMID Cap V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,519,598 $ 1,846,661
Net realized gain .................................................................................. 52,344,050 13,314,605
Net change in unrealized appreciation (depreciation) .......................................................... (29,373,263) 15,997,899
Net increase in net assets resulting from operations .............................................................
24,490,385 31,159,165
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (52,649,242) (12,317,097)
  Class II ....................................................................................... (816,292) (215,249)
  Class III ....................................................................................... (3,231,043) (670,030)
Decrease in net assets resulting from distributions to shareholders ...................................................
(56,696,577) (13,202,376)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
34,317,518 (8,531,951)
NET ASSETS
Total increase in net assets ............................................................................. 2,111,326 9,424,838
Beginning of year .................................................................................... 186,724,002 177,299,164
End of year ........................................................................................
$ 188,835,328 $ 186,724,002
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
18
See notes to financial statements.
BlackRock Advantage SMID Cap V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 27.49 $ 24.65 $ 21.11 $ 25.63 $ 27.93
Net investment income
(a)
.....................................
0.23 0.28 0.35 0.34 0.26
(b)
Net realized and unrealized gain (loss) ............................
3.13 4.57 5.74 (2.00) 3.60
Net increase (decrease) from investment operations ....................
3.36 4.85 6.09 (1.66) 3.86
Distributions
(c)
– – – – –
From net investment income ..................................
(0.26) (0.30) (0.44) (0.34) (0.27)
From net realized gain .......................................
(8.67) (1.71) (2.11) (2.52) (5.89)
Total distributions ...........................................
(8.93) (2.01) (2.55) (2.86) (6.16)
Net asset value, end of year ...................................
$ 21.92 $ 27.49 $ 24.65 $ 21.11 $ 25.63
Total Return
(d)
13.64% 19.96% 28.98% (6.39)% 14.05%
Based on net asset value ......................................
13.64% 19.96% 28.98% (6.39)% 14.05%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.09% 1.06% 1.02% 1.03% 1.05%
Total expenses after fees waived and/or reimbursed ....................
0.55% 0.55% 0.55% 0.55% 0.71%
Net investment income .......................................
0.80% 1.12% 1.45% 1.31% 0.91%
(b)
Supplemental Data
Net assets, end of year (000) ....................................
$ 179,034 $ 177,134 $ 168,415 $ 218,976 $ 261,872
Portfolio turnover rate ........................................
216% 119% 135% 150% 179%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.05 per share and 0.18%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
See notes to financial statements.
BlackRock Advantage SMID Cap V.I. Fund
Class II
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 27.41 $ 24.58 $ 21.06 $ 25.57 $ 27.88
Net investment income
(a)
.....................................
0.19 0.24 0.32 0.30 0.20
(b)
Net realized and unrealized gain (loss) ............................
3.11 4.56 5.71 (1.99) 3.60
Net increase (decrease) from investment operations ....................
3.30 4.80 6.03 (1.69) 3.80
Distributions
(c)
– – – – –
From net investment income ..................................
(0.21) (0.26) (0.40) (0.30) (0.22)
From net realized gain .......................................
(8.67) (1.71) (2.11) (2.52) (5.89)
Total distributions ...........................................
(8.88) (1.97) (2.51) (2.82) (6.11)
Net asset value, end of year ...................................
$ 21.83 $ 27.41 $ 24.58 $ 21.06 $ 25.57
Total Return
(d)
13.45% 19.82% 28.77% (6.53)% 13.85%
Based on net asset value ......................................
13.45% 19.82% 28.77% (6.53)% 13.85%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.24% 1.19% 1.21% 1.22% 1.22%
Total expenses after fees waived and/or reimbursed ....................
0.70% 0.70% 0.70% 0.70% 0.88%
Net investment income .......................................
0.64% 0.97% 1.29% 1.16% 0.72%
(b)
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,774 $ 3,036 $ 3,055 $ 2,742 $ 3,131
Portfolio turnover rate ........................................
216% 119% 135% 150% 179%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.05 per share and 0.17%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
20
See notes to financial statements.
BlackRock Advantage SMID Cap V.I. Fund
Class III
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 17.50 $ 16.33 $ 14.66 $ 18.74 $ 21.89
Net investment income
(a)
.....................................
0.10 0.14 0.20 0.20 0.14
(b)
Net realized and unrealized gain (loss) ............................
1.85 3.00 3.97 (1.46) 2.82
Net increase (decrease) from investment operations ....................
1.95 3.14 4.17 (1.26) 2.96
Distributions
(c)
– – – – –
From net investment income ..................................
(0.21) (0.26) (0.39) (0.30) (0.22)
From net realized gain .......................................
(8.67) (1.71) (2.11) (2.52) (5.89)
Total distributions ...........................................
(8.88) (1.97) (2.50) (2.82) (6.11)
Net asset value, end of year ...................................
$ 10.57 $ 17.50 $ 16.33 $ 14.66 $ 18.74
Total Return
(d)
13.35% 19.65% 28.65% (6.65)% 13.83%
Based on net asset value ......................................
13.35% 19.65% 28.65% (6.65)% 13.83%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.34% 1.29% 1.31% 1.32% 1.32%
Total expenses after fees waived and/or reimbursed ....................
0.80% 0.80% 0.80% 0.80% 0.95%
Net investment income .......................................
0.56% 0.87% 1.19% 1.06% 0.65%
(b)
Supplemental Data
Net assets, end of year (000) ....................................
$ 7,027 $ 6,553 $ 5,829 $ 5,073 $ 5,324
Portfolio turnover rate ........................................
216% 119% 135% 150% 179%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.17%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Notes to Financial Statements
21
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
SMID Cap V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and
Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
22
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 5,634 $ (5,634) $ — $ —
BofA Securities, Inc. ............................... 5,402 (5,402) — —
Citigroup Global Markets, Inc. ........................ 3,376,334 (3,376,334) — —
Credit Suisse Securities (USA) LLC .................... 38,215 (38,215) — —
Jefferies LLC .................................... 6,126 (6,126) — —
JP Morgan Securities LLC ........................... 2,743,549 (2,743,549) — —
National Financial Services LLC ....................... 1,329,601 (1,329,601) — —
State Street Bank & Trust Co. ........................ 64,175 (64,175) — —
Toronto Dominion Bank ............................. 796,712 (796,712) — —
$ 8,365,748 $ (8,365,748) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
24
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2021, the Fund reimbursed the Manager $810 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver . This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 3 1 , 2021, the amount waived was $1,212 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 4,5 60
Class III ......................................................................................................... 16,99 8
$ 21,558
Class I .......................................................................................................... $ 361,458
Class II ......................................................................................................... 6,174
Class III ......................................................................................................... 13,903
$ 381,535

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, the Manager waived and/or reimbursed investment advisory fees of $646,046 and $131,087, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed —
class specific, respectively, in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended
December 31, 2021 the Fund paid BIM $4,759 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the "Order") from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.09
Class III ...............................................................................................................
0.01
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Advantage SMID Cap V.I. Fund
Class I .......................................................................................................... $ 233,696
Class II ......................................................................................................... 3,438
Class III ......................................................................................................... 13,223
$ 250,357
Class I ............................................................................................................. 0.55%
Class II ............................................................................................................ 0.70
Class III ............................................................................................................ 0.80

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
26
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were $405,240,207 and $421,360,562, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Advantage SMID Cap V.I. Fund
Ordinary income ............................................................................................ $ 32,444,608 $ 5,727,948
Long-term capital gains ........................................................................................ 24,251,969 7,474,428
$ 56,696,577 $ 13,202,376
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Advantage SMID Cap V.I. Fund ...........................................
$ 925,550 $ 294,551 $ 3,892,176 $ 5,112,277
(a)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains
(losses) on certain futures contracts and the timing and recognition of partnership income.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage SMID Cap V.I. Fund ................................ $ 193,606,347 $ 17,880,364 $ (14,009,268) $ 3,871,096

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
28
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage SMID Cap V.I. Fund
Class I
Shares sold .............................................
85,189 $ 2,527,464 63,469 $ 1,572,468
Shares issued in reinvestment of distributions ........................
2,451,975 52,649,242 459,212 12,317,097
Shares redeemed .........................................
(812,321) (23,889,109) (911,272) (22,466,104)
1,724,843 $ 31,287,597 (388,591) $ (8,576,539)
Class II
Shares sold .............................................
639 $ 15,265 135 $ 2,693
Shares issued in reinvestment of distributions ........................
38,094 816,292 8,054 215,249
Shares redeemed .........................................
(22,430) (668,458) (21,668) (541,795)
16,303 $ 163,099 (13,479) $ (323,853)
Class III
Shares sold .............................................
72,357 $ 1,218,552 56,878 $ 972,213
Shares issued in reinvestment of distributions ........................
308,406 3,231,043 38,976 670,030
Shares redeemed .........................................
(90,517) (1,582,773) (78,333) (1,273,802)
290,246 $ 2,866,822 17,521 $ 368,441
2,031,392 $ 34,317,518 (384,550) $ (8,531,951)

Report of Independent Registered Public Accounting Firm
29
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage SMID Cap V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage SMID Cap V.I. Fund (formerly, BlackRock Advantage U.S. Total Market V.I.
Fund) of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
30
Portfolio Abbreviation
S&P Standard & Poor's

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock Basic Value V.I. Fund
Investment Objective
BlackRock Basic Value V.I. Fund’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund underperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
The largest detractor from the Fund's relative performance was its stock selection in the health care sector. Most notably, stock selection in the pharmaceuticals and health care equipment & supplies industries weighed on relative returns, while the Fund's lack of investment in the life sciences tools & services industry also detracted. Elsewhere, in consumer staples, stock selection within the personal products industry meaningfully weighed on relative results, while investment decisions among food products and tobacco producers also proved costly. Other notable detractors included stock selection in consumer discretionary stocks and an underweight allocation to the real estate sector.
By contrast, the largest contribution to the Fund's relative performance came from stock selection and allocation decisions in the communication services sector. In particular, allocation decisions in the entertainment and interactive media & services industries proved beneficial. Underweight exposure to diversified telecommunications services stocks also boosted relative returns. Elsewhere, positive contributions from investment decisions in financials were broad-based, specifically within the insurance, consumer finance, and capital markets industries. Lastly, stock selection within materials and allocation decisions in the energy sector added to relative performance.
Describe recent portfolio activity.
During the period, a combination of portfolio trading activity and market price changes resulted in the Fund increasing its exposure to the information technology ("IT"), consumer discretionary and health care sectors. The Fund reduced its allocations to the financials, communication services and energy sectors.
Describe portfolio positioning at period end.
The Fund's largest absolute allocations were to the financials, health care and consumer discretionary sectors. Relative to the Russell 1000
®
Value Index, the Fund ended the
period with the most significant overweight exposures to the consumer discretionary, financials and health care sectors. The Fund maintained its most significant underweight sector exposures to real estate, industrials and communication services.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Financials ....................................... 21%
Health Care ..................................... 17
Consumer Discretionary ............................. 13
Information Technology .............................. 13
Industrials ....................................... 9
Consumer Staples ................................. 6
Energy ......................................... 6
Communication Services ............................. 5
Utilities ......................................... 5
Materials ....................................... 3
Real Estate ...................................... 1
Short-Term Securities ............................... 7
Liabilities in Excess of Other Assets ..................... (6)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock Basic Value V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth.
(c)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. 21.67% 9.24% 11.59%
Class II
(b)
............................................................................. 21.56 9.07 11.40
Class III
(b)
............................................................................. 21.34 8.94 11.28
Russell 1000
®
Value Index ................................................................. 25.16 11.16 12.97
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock Basic Value V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,033.40 $ 3.64 $ 1,000.00 $ 1,021.63 $ 3.62 0.71%
Class II .................................. 1,000.00 1,033.00 4.51 1,000.00 1,020.77 4.48 0.88
Class III .................................. 1,000.00 1,031.70 5.07 1,000.00 1,020.21 5.04 0.99
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2021
BlackRock Annual Report to Shareholders
BlackRock Basic Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.5%
Aerospace & Defense — 4.9%
BAE Systems plc, ADR
(a)
.............. 273,126 $ 8,135,058
Huntington Ingalls Industries, Inc. ........ 19,754 3,688,862
Raytheon Technologies Corp. .......... 71,048 6,114,391
17,938,311
Auto Components — 0.9%
Lear Corp. ....................... 18,849 3,448,425
Automobiles — 3.0%
General Motors Co.
(b)
................ 189,059 11,084,529
Banks — 9.4%
Citigroup, Inc. ..................... 202,413 12,223,721
First Citizens BancShares , Inc., Class A
(a)
.. 8,933 7,412,961
Wells Fargo & Co. .................. 308,602 14,806,724
34,443,406
Beverages — 0.7%
Coca-Cola Co. (The) ................ 41,621 2,464,379
Capital Markets — 3.6%
Apollo Global Management, Inc. ......... 98,636 7,144,205
Morgan Stanley .................... 61,979 6,083,859
13,228,064
Communications Equipment — 3.4%
Cisco Systems, Inc. ................. 197,517 12,516,652
Consumer Finance — 2.0%
Capital One Financial Corp. ............ 49,607 7,197,480
Containers & Packaging — 2.1%
Sealed Air Corp. ................... 115,847 7,816,197
Diversified Financial Services — 1.6%
Equitable Holdings, Inc. .............. 174,744 5,729,856
Electric Utilities — 2.1%
American Electric Power Co., Inc. ........ 34,468 3,066,618
Edison International ................. 31,736 2,165,982
Exelon Corp. ...................... 39,626 2,288,798
7,521,398
Food Products — 0.8%
Danone SA ....................... 47,676 2,963,515
Health Care Equipment & Supplies — 3.1%
Dentsply Sirona, Inc. ................ 75,369 4,204,836
Zimmer Biomet Holdings, Inc. .......... 54,572 6,932,827
11,137,663
Health Care Providers & Services — 9.4%
Anthem, Inc. ...................... 22,948 10,637,316
Cigna Corp. ...................... 35,591 8,172,761
CVS Health Corp. .................. 72,673 7,496,947
Laboratory Corp. of America Holdings
(b)
.... 25,381 7,974,964
34,281,988
Household Durables — 1.5%
Panasonic Corp. ................... 483,700 5,317,214
Household Products — 1.2%
Reckitt Benckiser Group plc ............ 49,286 4,242,719
Industrial Conglomerates — 1.0%
General Electric Co. ................. 38,186 3,607,431
Security
Shares
Shares Value
Insurance — 4.2%
American International Group, Inc. ....... 189,750 $ 10,789,185
Fidelity National Financial, Inc. .......... 87,552 4,568,463
15,357,648
IT Services — 6.2%
Cognizant Technology Solutions Corp., Class A 77,768 6,899,577
Fidelity National Information Services, Inc. .. 14,032 1,531,593
Fiserv, Inc.
(b)
...................... 71,611 7,432,506
FleetCor Technologies, Inc.
(b)
........... 29,779 6,665,731
22,529,407
Machinery — 1.6%
Komatsu Ltd. ..................... 257,500 6,021,894
Media — 3.0%
Comcast Corp., Class A .............. 143,193 7,206,904
Discovery, Inc., Class A
(a)(b)
............ 155,925 3,670,474
10,877,378
Metals & Mining — 1.2%
Steel Dynamics, Inc. ................. 72,930 4,526,765
Multiline Retail — 2.5%
Dollar General Corp. ................ 7,989 1,884,046
Dollar Tree, Inc.
(b)
................... 51,290 7,207,271
9,091,317
Multi-Utilities — 2.6%
NiSource, Inc. ..................... 111,198 3,070,177
Public Service Enterprise Group, Inc. ..... 43,722 2,917,569
Sempra Energy .................... 27,229 3,601,852
9,589,598
Oil, Gas & Consumable Fuels — 5.8%
BP plc, ADR
(a)
..................... 237,092 6,313,760
ConocoPhillips .................... 96,856 6,991,066
EQT Corp.
(b)
...................... 182,772 3,986,257
Marathon Petroleum Corp. ............ 61,989 3,966,676
21,257,759
Personal Products — 1.8%
Unilever plc, ADR .................. 123,410 6,638,224
Pharmaceuticals — 4.3%
Bayer AG (Registered) ............... 98,373 5,253,545
Sanofi, ADR
(a)
..................... 167,931 8,413,343
Viatris , Inc. ....................... 157,531 2,131,394
15,798,282
Professional Services — 1.7%
CACI International, Inc., Class A
(b)
....... 22,751 6,124,797
Real Estate Management & Development — 1.5%
Howard Hughes Corp. (The)
(b)
.......... 52,169 5,309,761
Software — 3.2%
CDK Global, Inc. ................... 94,010 3,923,978
SS&C Technologies Holdings, Inc. ....... 94,186 7,721,368
11,645,346
Specialty Retail — 1.8%
Ross Stores, Inc. ................... 56,395 6,444,821
Textiles, Apparel & Luxury Goods — 3.4%
Gildan Activewear , Inc.
(a)
.............. 89,572 3,796,957
Ralph Lauren Corp. ................. 72,483 8,615,329
12,412,286
Tobacco — 1.9%
British American Tobacco plc, ADR
(a)
...... 185,555 6,941,613

BlackRock Basic Value V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Wireless Telecommunication Services — 2.1%
Rogers Communications, Inc., Class B
(a)
... 162,978 $ 7,760,121
Total Common Stocks — 99.5%
(Cost: $316,955,020) ............................. 363,266,244
Total Long-Term Investments — 99.5%
(Cost: $316,955,020) ............................. 363,266,244
Security
Shares
Shares Value
Short-Term Securities — 6.9%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 2,032,614 $ 2,032,614
SL Liquidity Series, LLC, Money Market Series,
0.15%
(e)
....................... 23,305,458 23,307,788
Total Short-Term Securities — 6.9%
(Cost: $25,340,402) .............................. 25,340,402
Total Investments — 106.4%
(Cost: $342,295,422 ) ............................. 388,606,646
Liabilities in Excess of Other Assets — (6.4)% ............ (23,492,050)
Net Assets — 100.0% .............................. $ 365,114,596
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,793,464 $ 239,150 $ — $ — $ — $ 2,032,614 2,032,614 $ 300 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 23,859,305 — (542,507) (9,010) — 23,307,788 23,305,458 48,492
(b)
—
$ (9,010) $ — $ 25,340,402 $ 48,792 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Basic Value V.I. Fund
8
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 17,938,311 $ — $ — $ 17,938,311
Auto Components ...................................... 3,448,425 — — 3,448,425
Automobiles .......................................... 11,084,529 — — 11,084,529
Banks ............................................... 34,443,406 — — 34,443,406
Beverages ........................................... 2,464,379 — — 2,464,379
Capital Markets ........................................ 13,228,064 — — 13,228,064
Communications Equipment ................................ 12,516,652 — — 12,516,652
Consumer Finance ...................................... 7,197,480 — — 7,197,480
Containers & Packaging .................................. 7,816,197 — — 7,816,197
Diversified Financial Services ............................... 5,729,856 — — 5,729,856
Electric Utilities ........................................ 7,521,398 — — 7,521,398
Food Products ......................................... — 2,963,515 — 2,963,515
Health Care Equipment & Supplies ........................... 11,137,663 — — 11,137,663
Health Care Providers & Services ............................ 34,281,988 — — 34,281,988
Household Durables ..................................... — 5,317,214 — 5,317,214
Household Products ..................................... — 4,242,719 — 4,242,719
Industrial Conglomerates .................................. 3,607,431 — — 3,607,431
Insurance ............................................ 15,357,648 — — 15,357,648
IT Services ........................................... 22,529,407 — — 22,529,407
Machinery ............................................ — 6,021,894 — 6,021,894
Media ............................................... 10,877,378 — — 10,877,378
Metals & Mining ........................................ 4,526,765 — — 4,526,765
Multiline Retail ......................................... 9,091,317 — — 9,091,317
Multi-Utilities .......................................... 9,589,598 — — 9,589,598
Oil, Gas & Consumable Fuels ............................... 21,257,759 — — 21,257,759
Personal Products ...................................... 6,638,224 — — 6,638,224
Pharmaceuticals ....................................... 10,544,737 5,253,545 — 15,798,282
Professional Services .................................... 6,124,797 — — 6,124,797
Real Estate Management & Development ....................... 5,309,761 — — 5,309,761
Software ............................................. 11,645,346 — — 11,645,346
Specialty Retail ........................................ 6,444,821 — — 6,444,821
Textiles, Apparel & Luxury Goods ............................ 12,412,286 — — 12,412,286
Tobacco ............................................. 6,941,613 — — 6,941,613
Wireless Telecommunication Services ......................... 7,760,121 — — 7,760,121
Short-Term Securities ....................................... 2,032,614 — — 2,032,614
$ 341,499,971 $ 23,798,887 $ — $ 365,298,858
Investments valued at NAV
(a)
...................................... 23,307,788
$ —
$ 388,606,646
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
December 31, 2021
9
Financial Statements
BlackRock Basic
Value V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 363,266,244
Investments, at value — affiliated
(c)
......................................................................................... 25,340,402
Cash ............................................................................................................. 6,909
Foreign currency, at value
(d)
.............................................................................................. 42,159
Receivables: –
Investments sold .................................................................................................... 60,966
Securities lending income — affiliated ...................................................................................... 6,127
Capital shares sold ................................................................................................... 17,116
Dividends — affiliated ................................................................................................. 8
Dividends — unaffiliated ............................................................................................... 455,574
Prepaid expenses ..................................................................................................... 3,023
Total assets .........................................................................................................
389,198,528
LIABILITIES
Collateral on securities loaned ............................................................................................. 23,335,828
Payables: –
Capital shares redeemed ............................................................................................... 225,048
Distribution fees ..................................................................................................... 15,798
Investment advisory fees .............................................................................................. 182,427
Directors' and Officer's fees ............................................................................................. 95
Other affiliate fees ................................................................................................... 803
Printing and postage fees .............................................................................................. 54,479
Professional fees .................................................................................................... 48,527
Transfer agent fees .................................................................................................. 200,940
Other accrued expenses ............................................................................................... 19,987
Total liabilities ........................................................................................................
24,083,932
NET ASSETS ........................................................................................................
$ 365,114,596
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 317,825,422
Accumulated earnings .................................................................................................. 47,289,174
NET ASSETS ........................................................................................................
$ 365,114,596
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 316,955,020
(b)
  Securities loaned, at value .............................................................................................. $ 22,638,386
(c)
  Investments, at cost — affiliated .......................................................................................... $ 25,340,402
(d)
  Foreign currency, at cost ............................................................................................... $ 42,155
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 287,094,552
Shares outstanding .................................................................................................
20,519,817
Net asset value ....................................................................................................
$ 13.99
Shares authorized ..................................................................................................
300 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 3,862,863
Shares outstanding .................................................................................................
277,373
Net asset value ....................................................................................................
$ 13.93
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 74,157,181
Shares outstanding .................................................................................................
5,360,387
Net asset value ....................................................................................................
$ 13.83
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2021
11
Financial Statements
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 300
Dividends — unaffiliated ............................................................................................... 7,290,539
Securities lending income — affiliated — net ................................................................................. 48,492
Foreign taxes withheld ................................................................................................ (183,857)
Total investment income .................................................................................................
7,155,474
EXPENSES
Investment advisory .................................................................................................. 2,105,235
Transfer agent — class specific .......................................................................................... 682,661
Distribution — class specific ............................................................................................ 140,735
Professional ....................................................................................................... 70,666
Accounting services .................................................................................................. 65,188
Custodian ......................................................................................................... 16,964
Directors and Officer ................................................................................................. 7,516
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 36,942
Total expenses .......................................................................................................
3,130,907
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (827)
Transfer agent fees reimbursed — class specific ............................................................................... (454,936)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,675,144
Net investment income ..................................................................................................
4,480,330
REALIZED AND UNREALIZED GAIN (LOSS) $ 61,593,534
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (9,010)
Investments — unaffiliated ........................................................................................... 49,077,577
Foreign currency transactions ......................................................................................... (13,880)
A
49,054,687
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 12,542,266
Foreign currency translations .......................................................................................... (3,419)
A
12,538,847
Net realized and unrealized gain ...........................................................................................
61,593,534
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 66,073,864

Statements of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Basic Value V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 4,480,330 $ 6,108,184
Net realized gain .................................................................................. 49,054,687 7,807,614
Net change in unrealized appreciation (depreciation) .......................................................... 12,538,847 (10,055,534)
Net increase in net assets resulting from operations .............................................................
66,073,864 3,860,264
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (44,309,212) (11,883,865)
Class II ....................................................................................... (594,410) (160,504)
Class III ....................................................................................... (10,755,633) (1,704,850)
Decrease in net assets resulting from distributions to shareholders ...................................................
(55,659,255) (13,749,219)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
47,307,035 (38,857,318)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 57,721,644 (48,746,273)
Beginning of year .................................................................................... 307,392,952 356,139,225
End of year ........................................................................................
$ 365,114,596 $ 307,392,952
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Basic Value V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 13.58 $ 13.75 $ 12.39 $ 15.60 $ 15.21
Net investment income
(a)
.....................................
0.20 0.26 0.31 0.28 0.22
Net realized and unrealized gain (loss) ............................
2.68 0.18 2.63 (1.51) 1.03
Net increase (decrease) from investment operations ....................
2.88 0.44 2.94 (1.23) 1.25
Distributions
(b)
– – – – –
From net investment income ..................................
(0.20) (0.30) (0.35) (0.29) (0.25)
From net realized gain .......................................
(2.27) (0.31) (1.23) (1.69) (0.61)
Total distributions ...........................................
(2.47) (0.61) (1.58) (1.98) (0.86)
Net asset value, end of year ...................................
$ 13.99 $ 13.58 $ 13.75 $ 12.39 $ 15.60
Total Return
(c)
21.67% 3.43% 23.91% (7.85)% 8.24%
Based on net asset value ......................................
21.67% 3.43% 23.91% (7.85)% 8.24%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.85% 0.87% 0.84% 0.85% 0.85%
Total expenses after fees waived and/or reimbursed ....................
0.72% 0.73% 0.73% 0.72% 0.73%
Net investment income .......................................
1.32% 2.14% 2.20% 1.80% 1.47%
Supplemental Data
Net assets, end of year (000) ....................................
$ 287,095 $ 270,007 $ 288,543 $ 326,873 $ 397,180
Portfolio turnover rate ........................................
67% 89% 45% 32% 41%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
14
BlackRock Basic Value V.I. Fund
Class II
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 13.52 $ 13.70 $ 12.35 $ 15.56 $ 15.16
Net investment income
(a)
.....................................
0.18 0.24 0.27 0.26 0.20
Net realized and unrealized gain (loss) ............................
2.67 0.17 2.64 (1.52) 1.03
Net increase (decrease) from investment operations ....................
2.85 0.41 2.91 (1.26) 1.23
Distributions
(b)
– – – – –
From net investment income ..................................
(0.17) (0.28) (0.33) (0.26) (0.22)
From net realized gain .......................................
(2.27) (0.31) (1.23) (1.69) (0.61)
Total distributions ...........................................
(2.44) (0.59) (1.56) (1.95) (0.83)
Net asset value, end of year ...................................
$ 13.93 $ 13.52 $ 13.70 $ 12.35 $ 15.56
Total Return
(c)
21.56% 3.21% 23.71% (8.06)% 8.15%
Based on net asset value ......................................
21.56% 3.21% 23.71% (8.06)% 8.15%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.01% 1.02% 1.02% 1.02% 1.02%
Total expenses after fees waived and/or reimbursed ....................
0.89% 0.90% 0.90% 0.89% 0.90%
Net investment income .......................................
1.15% 1.97% 1.97% 1.63% 1.29%
Supplemental Data
Net assets, end of year (000) ....................................
$ 3,863 $ 3,802 $ 4,218 $ 3,829 $ 4,928
Portfolio turnover rate ........................................
67% 89% 45% 32% 41%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Basic Value V.I. Fund
Class III
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 13.46 $ 13.62 $ 12.29 $ 15.48 $ 15.08
Net investment income
(a)
.....................................
0.16 0.23 0.26 0.24 0.18
Net realized and unrealized gain (loss) ............................
2.65 0.16 2.61 (1.50) 1.02
Net increase (decrease) from investment operations ....................
2.81 0.39 2.87 (1.26) 1.20
Distributions
(b)
– – – – –
From net investment income ..................................
(0.17) (0.24) (0.31) (0.24) (0.19)
From net realized gain .......................................
(2.27) (0.31) (1.23) (1.69) (0.61)
Total distributions ...........................................
(2.44) (0.55) (1.54) (1.93) (0.80)
Net asset value, end of year ...................................
$ 13.83 $ 13.46 $ 13.62 $ 12.29 $ 15.48
Total Return
(c)
21.34% 3.13% 23.53% (8.11)% 8.01%
Based on net asset value ......................................
21.34% 3.13% 23.53% (8.11)% 8.01%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.11% 1.12% 1.13% 1.15% 1.16%
Total expenses after fees waived and/or reimbursed ....................
0.99% 1.01% 1.01% 1.00% 1.01%
Net investment income .......................................
1.04% 1.94% 1.86% 1.52% 1.16%
Supplemental Data
Net assets, end of year (000) ....................................
$ 74,157 $ 33,584 $ 63,378 $ 57,661 $ 78,896
Portfolio turnover rate ........................................
67% 89% 45% 32% 41%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Basic Value
V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
18
and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: T he Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2021, the Fund reimbursed the Manager $1,476 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 2,124,975 $ (2,124,975) $ — $ —
Citigroup Global Markets, Inc. ........................ 7,303,386 (7,303,386) — —
Credit Suisse Securities (USA) LLC .................... 272,008 (272,008) — —
Goldman Sachs & Co. LLC .......................... 3,903,106 (3,903,106) — —
JP Morgan Securities LLC ........................... 5,351,374 (5,351,374) — —
Morgan Stanley .................................. 1,940,873 (1,940,873) — —
Toronto Dominion Bank ............................. 1,742,664 (1,735,110) — 7,554
$ 22,638,386 $ (22,630,832) $ — $ 7,554
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of December 31, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Average Daily Net Assets
Investment
Advisory Fees
First $1 b illion ......................................................................................................... 0.60%
$1 billion - $3 b illion ..................................................................................................... 0.56
$3 billion - $5 b illion ..................................................................................................... 0.54
$5 billion - $10 b illion .................................................................................................... 0.52
Greater than $10 b illion ................................................................................................... 0.51
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
For the year ended December 31, 2021, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizatio ns which is shown as transfer agent – class specific. For the year ended
December 31, 2021, the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 202 1 , the amount waived was $ 827 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.  These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 5,979
Class III ......................................................................................................... 134,756
$ 140,735
Class I .......................................................................................................... $ 564,090
Class II ......................................................................................................... 8,103
Class III ......................................................................................................... 110,468
$ 682,661
Class I ................................................................................................................
0.06%
Class II ...............................................................................................................
0.08
Class III ...............................................................................................................
0.09
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Basic Value V.I. Fund
Class I .......................................................................................................... $ 388,100
Class II ......................................................................................................... 4,911
Class III ......................................................................................................... 61,925
$ 454,936
Class I ............................................................................................................. 1.25%
Class II ............................................................................................................ 1.40
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
20
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended
December 31, 2021 the Fund paid BIM $10,081 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the "Order") from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were $230,179,688 and $232,791,347, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Basic Value V.I. Fund
Ordinary income ............................................................................................ $ 33,803,252 $ 9,787,660
Long-term capital gains ........................................................................................ 21,856,003 3,961,559
$ 55,659,255 $ 13,749,219
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Basic Value V.I. Fund .................................................
$ 241,005 $ 4,311,834 $ 42,736,335 $ 47,289,174
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Basic Value V.I. Fund ....................................... $ 345,937,920 $ 51,774,671 $ (9,105,945) $ 42,668,726

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
22
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Basic Value V.I. Fund
Class I
Shares sold .............................................
448,450 $ 6,908,585 607,803 $ 6,867,874
Shares issued in reinvestment of distributions ........................
3,185,710 44,309,212 915,518 11,883,865
Shares redeemed .........................................
(3,001,612) (46,403,958) (2,624,627) (31,840,843)
632,548 $ 4,813,839 (1,101,306) $ (13,089,104)
Class II
Shares sold .............................................
369 $ 5,716 9,798 $ 110,603
Shares issued in reinvestment of distributions ........................
42,916 594,410 12,438 160,504
Shares redeemed .........................................
(47,060) (716,180) (49,037) (612,213)
(3,775) $ (116,054) (26,801) $ (341,106)
Class III
Shares sold .............................................
2,641,467 $ 40,469,693 570,905 $ 6,185,743
Shares issued in reinvestment of distributions ........................
787,334 10,755,633 135,831 1,704,850
Shares redeemed .........................................
(563,482) (8,616,076) (2,864,953) (33,317,701)
2,865,319 $ 42,609,250 (2,158,217) $ (25,427,108)
3,494,092 $ 47,307,035 (3,286,324) $ (38,857,318)

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Basic Value V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Basic Value V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
24
Portfolio Abbreviation
ADR American Depositary Receipts

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock Capital Appreciation V.I. Fund
Investment Objective
BlackRock Capital Appreciation V.I. Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund underperformed both its benchmark, the Russell 1000
®
Growth Index, and the broad-market S&P 500
®
Index.
The following discussion of relative performance pertains to the Russell 1000
®
Growth Index.
What factors influenced performance?
From a sector perspective, the largest detractors from the Fund's relative performance were allocation and stock selection decisions within the communication services, consumer discretionary and information technology ("IT") sectors. Within communication services, an overweight allocation to the interactive media & service industry, most notably an out-of-benchmark position in Tencent Holdings Ltd., detracted from relative performance. Stock selection in the internet & direct marketing retail sub-sector was also a detractor in the consumer discretionary sector, particularly with the Fund's out-of-benchmark position in Latin American e-commerce platform provider MercadoLibre
Inc. Lastly, stock selection within IT stemmed most notably from an overweight position in Wix.com Ltd.in the IT services industry.
Conversely, the largest contributors to relative performance were stock selection in the health care and financial sectors as well as positioning within consumer staples. In health care, the Fund's lack of exposure to biotechnology stocks contributed, as did an overweight position in Danaher Corp. in the life sciences tools & services industry.
Selective positioning across consumer staples subsectors added to relative results. Lastly, an overweight allocation to financials, notably to the capital markets sub-sector as a result of its overweight position in S&P Global, Inc. proved advantageous as well.
Describe recent portfolio activity.
During the period, the most notable increase in the Fund’s sector weightings was to communication services, particularly within the interactive media & services industry.
Exposure to industrials also rose. Conversely, the Fund's exposure to IT decreased the most due to a reduced allocation to the IT services industry. Exposure to the real estate sector decreased as well.
Describe portfolio positioning at period end.
Relative to its benchmark, the Fund ended the period with its largest overweight positions relative to the benchmark in the communication services sector, followed by financials and materials. The Fund’s largest underweight position was in IT, followed by consumer staples and real estate.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock Capital Appreciation V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that the investment adviser believes have exhibited above-average growth rates in earnings over the long-term.
(c)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000
®
companies with higher price-to-book ratios and higher
forecasted growth values.
(d)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock Capital Appreciation V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. 21.16% 25.36% 18.57%
Class III
(b)
............................................................................. 20.89 25.03 18.26
Russell 1000
®
Growth Index ............................................................... 27.60 25.32 19.79
S&P 500
®
Index ........................................................................ 28.71 18.47 16.55
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value for the periods shown, and ass ume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,066.30 $ 4.06 $ 1,000.00 $ 1,021.27 $ 3.97 0.78%
Class III .................................. 1,000.00 1,064.80 5.41 1,000.00 1,019.96 5.30 1.04
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 40%
Consumer Discretionary ............................. 18
Communication Services ............................. 16
Health Care ..................................... 9
Industrials ....................................... 8
Financials ....................................... 4
Materials ....................................... 3
Consumer Staples ................................. 1
Energy ......................................... 1
Short-Term Securities ............................... 4
Liabilities in Excess of Other Assets ..................... (4)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included shareholder expenses would have been higher.

2021
BlackRock Annual Report to Shareholders
BlackRock Capital Appreciation V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.6%
Aerospace & Defense — 1.8%
TransDigm Group, Inc.
(a)
............... 7,198 $ 4,579,943
Automobiles — 0.9%
Tesla, Inc.
(a)
........................ 2,176 2,299,553
Capital Markets — 4.2%
KKR & Co., Inc. ..................... 35,901 2,674,625
S&P Global, Inc.
(b)
................... 16,883 7,967,594
10,642,219
Chemicals — 2.2%
Linde plc ......................... 5,894 2,041,859
Sherwin-Williams Co. (The) ............. 10,313 3,631,826
5,673,685
Containers & Packaging — 0.5%
Ball Corp. ......................... 14,597 1,405,253
Electronic Equipment, Instruments & Components — 1.2%
Zebra Technologies Corp., Class A
(a)
....... 5,001 2,976,595
Entertainment — 4.0%
(a)
Netflix, Inc. ........................ 9,376 5,648,477
Sea Ltd., ADR ...................... 20,377 4,558,539
10,207,016
Health Care Equipment & Supplies — 1.9%
(a)
Align Technology, Inc. ................. 4,421 2,905,393
Intuitive Surgical, Inc. ................. 5,517 1,982,258
4,887,651
Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc. ............... 6,091 3,058,535
Hotels, Restaurants & Leisure — 2.9%
Chipotle Mexican Grill, Inc.
(a)
............ 1,371 2,396,851
Domino's Pizza, Inc. .................. 4,444 2,507,882
Evolution AB
(c)(d)
..................... 17,230 2,435,306
7,340,039
Industrial Conglomerates — 1.5%
Roper Technologies, Inc. ............... 7,544 3,710,592
Interactive Media & Services — 11.8%
(a)
Alphabet, Inc., Class A ................ 4,301 12,460,169
Facebook, Inc., Class A ............... 29,580 9,949,233
Match Group, Inc. ................... 24,575 3,250,044
Snap, Inc., Class A ................... 90,479 4,255,227
29,914,673
Internet & Direct Marketing Retail — 10.4%
(a)
Amazon.com, Inc. ................... 6,041 20,142,748
Etsy, Inc. ......................... 14,451 3,163,902
MercadoLibre , Inc.
(b)
.................. 2,288 3,085,139
26,391,789
IT Services — 6.3%
Mastercard , Inc., Class A ............... 11,287 4,055,645
Shopify, Inc., Class A
(a)
................ 3,136 4,319,495
Visa, Inc., Class A ................... 28,613 6,200,723
Wix.com Ltd.
(a)(b)
.................... 9,622 1,518,256
16,094,119
Life Sciences Tools & Services — 3.8%
Danaher Corp. ..................... 13,603 4,475,523
Lonza Group AG (Registered) ........... 3,204 2,667,613
Thermo Fisher Scientific, Inc. ............ 3,598 2,400,730
9,543,866
Security
Shares
Shares Value
Machinery — 0.9%
Fortive Corp. ....................... 29,961 $ 2,285,725
Oil, Gas & Consumable Fuels — 0.6%
Pioneer Natural Resources Co. .......... 7,976 1,450,675
Personal Products — 0.9%
Olaplex Holdings, Inc.
(a)
............... 79,555 2,317,437
Pharmaceuticals — 2.4%
Eli Lilly & Co. ...................... 5,033 1,390,215
Zoetis, Inc. ........................ 19,537 4,767,614
6,157,829
Professional Services — 2.1%
CoStar Group, Inc.
(a)
.................. 24,386 1,927,226
TransUnion ........................ 27,744 3,289,883
5,217,109
Road & Rail — 1.2%
Uber Technologies, Inc.
(a)
.............. 30,600 1,283,058
Union Pacific Corp. .................. 6,782 1,708,589
2,991,647
Semiconductors & Semiconductor Equipment — 10.9%
Analog Devices, Inc. .................. 19,273 3,387,615
ASML Holding NV (Registered), NYRS ..... 10,175 8,100,725
Marvell Technology, Inc. ............... 93,739 8,201,225
NVIDIA Corp. ...................... 26,661 7,841,267
27,530,832
Software — 18.1%
Adobe, Inc.
(a)
....................... 10,200 5,784,012
Crowdstrike Holdings, Inc., Class A
(a)
....... 6,000 1,228,500
Intuit, Inc. ......................... 15,210 9,783,376
Microsoft Corp. ..................... 70,535 23,722,330
ServiceNow , Inc.
(a)
................... 8,151 5,290,896
45,809,114
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc. ........................ 52,400 9,304,668
Textiles, Apparel & Luxury Goods — 4.2%
LVMH Moet Hennessy Louis Vuitton SE ..... 5,206 4,302,415
NIKE, Inc., Class B .................. 38,306 6,384,461
10,686,876
Total Common Stocks — 99.6%
(Cost: $146,920,010) .............................. 252,477,440
Preferred Stocks — 0.6%
Media — 0.6%
Bytedance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,100,015)
(e)(f)
................ 10,039 1,641,880
Total Preferred Stocks — 0.6%
(Cost: $1,100,015) ............................... 1,641,880
Total Long-Term Investments — 100.2%
(Cost: $148,020,025) .............................. 254,119,320

BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Short-Term Securities — 3.9%
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 81,873 $ 81,873
SL Liquidity Series, LLC, Money Market Series,
0.15%
( i )
........................ 9,874,445 9,875,432
Total Short-Term Securities — 3.9%
(Cost: $9,957,684) ............................... 9,957,305
Total Investments — 104.1%
(Cost: $157,977,709 ) .............................. 264,076,625
Liabilities in Excess of Other Assets — (4.1)% ............. (10,510,042)
Net Assets — 100.0% ............................... $ 253,566,583
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,641,880, representing 0.65% of its net assets as of period end, and an original cost of $1,100,015.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,393,435 $ — $ (1,311,562) $ — $ — $ 81,873 81,873 $ 105 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 9,399,514 478,211 — (1,914) (379) 9,875,432 9,874,445 17,092
(b)
—
$ (1,914) $ (379) $ 9,957,305 $ 17,197 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Capital Appreciation V.I. Fund
8
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,579,943 $ — $ — $ 4,579,943
Automobiles .......................................... 2,299,553 — — 2,299,553
Capital Markets ........................................ 10,642,219 — — 10,642,219
Chemicals ............................................ 5,673,685 — — 5,673,685
Containers & Packaging .................................. 1,405,253 — — 1,405,253
Electronic Equipment, Instruments & Components ................. 2,976,595 — — 2,976,595
Entertainment ......................................... 10,207,016 — — 10,207,016
Health Care Equipment & Supplies ........................... 4,887,651 — — 4,887,651
Health Care Providers & Services ............................ 3,058,535 — — 3,058,535
Hotels, Restaurants & Leisure .............................. 4,904,733 2,435,306 — 7,340,039
Industrial Conglomerates .................................. 3,710,592 — — 3,710,592
Interactive Media & Services ............................... 29,914,673 — — 29,914,673
Internet & Direct Marketing Retail ............................ 26,391,789 — — 26,391,789
IT Services ........................................... 16,094,119 — — 16,094,119
Life Sciences Tools & Services .............................. 6,876,253 2,667,613 — 9,543,866
Machinery ............................................ 2,285,725 — — 2,285,725
Oil, Gas & Consumable Fuels ............................... 1,450,675 — — 1,450,675
Personal Products ...................................... 2,317,437 — — 2,317,437
Pharmaceuticals ....................................... 6,157,829 — — 6,157,829
Professional Services .................................... 5,217,109 — — 5,217,109
Road & Rail ........................................... 2,991,647 — — 2,991,647
Semiconductors & Semiconductor Equipment .................... 27,530,832 — — 27,530,832
Software ............................................. 45,809,114 — — 45,809,114
Technology Hardware, Storage & Peripherals .................... 9,304,668 — — 9,304,668
Textiles, Apparel & Luxury Goods ............................ 6,384,461 4,302,415 — 10,686,876
Preferred Stocks ......................................... — — 1,641,880 1,641,880
Short-Term Securities ....................................... 81,873 — — 81,873
$ 243,153,979 $ 9,405,334 $ 1,641,880 $ 254,201,193
Investments valued at NAV
(a)
...................................... 9,875,432
$ —
$ 264,076,625
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
December 31, 2021
9
Financial Statements
BlackRock Capital
Appreciation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 254,119,320
Investments, at value — affiliated
(c)
......................................................................................... 9,957,305
Cash ............................................................................................................. 513
Receivables: –
Securities lending income — affiliated ...................................................................................... 1,000
Capital shares sold ................................................................................................... 1,578
Dividends — affiliated ................................................................................................. 5
Dividends — unaffiliated ............................................................................................... 13,491
Prepaid expenses ..................................................................................................... 2,093
Total assets .........................................................................................................
264,095,305
LIABILITIES
Collateral on securities loaned ............................................................................................. 9,875,077
Payables: –
Capital shares redeemed ............................................................................................... 243,181
Distribution fees ..................................................................................................... 21,508
Investment advisory fees .............................................................................................. 139,263
Directors' and Officer's fees ............................................................................................. 78
Other affiliate fees ................................................................................................... 178
Printing and postage fees .............................................................................................. 50,723
Professional fees .................................................................................................... 35,803
Transfer agent fees .................................................................................................. 144,382
Other accrued expenses ............................................................................................... 18,529
Total liabilities ........................................................................................................
10,528,722
NET ASSETS ........................................................................................................
$ 253,566,583
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 142,399,636
Accumulated earnings .................................................................................................. 111,166,947
NET ASSETS ........................................................................................................
$ 253,566,583
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 148,020,025
(b)
  Securities loaned, at value .............................................................................................. $ 9,691,784
(c)
  Investments, at cost — affiliated .......................................................................................... $ 9,957,684
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Capital
Appreciation V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 170,538,861
Shares outstanding .................................................................................................
16,736,333
Net asset value ....................................................................................................
$ 10.19
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 83,027,722
Shares outstanding .................................................................................................
8,473,521
Net asset value ....................................................................................................
$ 9.80
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2021
11
Financial Statements
See notes to financial statements.
BlackRock Capital
Appreciation V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 105
Dividends — unaffiliated ............................................................................................... 1,091,305
Securities lending income — affiliated — net ................................................................................. 17,092
Foreign taxes withheld ................................................................................................ (11,190)
Total investment income .................................................................................................
1,097,312
EXPENSES
Investment advisory .................................................................................................. 1,600,427
Transfer agent — class specific .......................................................................................... 500,311
Distribution — class specific ............................................................................................ 196,559
Professional ....................................................................................................... 70,009
Accounting services .................................................................................................. 58,424
Custodian ......................................................................................................... 16,418
Directors and Officer ................................................................................................. 7,466
Transfer agent ...................................................................................................... 5,365
Miscellaneous ...................................................................................................... 17,274
Total expenses .......................................................................................................
2,472,253
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (278)
Transfer agent fees reimbursed — class specific ............................................................................... (319,824)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,152,151
Net investment loss ....................................................................................................
(1,054,839)
REALIZED AND UNREALIZED GAIN (LOSS) $ 47,918,118
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (1,914)
Investments — unaffiliated ........................................................................................... 47,653,392
Foreign currency transactions ......................................................................................... (5)
A
47,651,473
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (379)
Investments — unaffiliated ........................................................................................... 267,260
Foreign currency translations .......................................................................................... (236)
A
266,645
Net realized and unrealized gain ...........................................................................................
47,918,118
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 46,863,279

Statements of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Capital Appreciation V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (1,054,839) $ (861,471)
Net realized gain .................................................................................. 47,651,473 24,847,122
Net change in unrealized appreciation (depreciation) .......................................................... 266,645 49,690,707
Net increase in net assets resulting from operations .............................................................
46,863,279 73,676,358
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (32,035,049) (14,109,501)
  Class III ....................................................................................... (15,968,252) (6,593,327)
Decrease in net assets resulting from distributions to shareholders ...................................................
(48,003,301) (20,702,828)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
18,746,052 (16,985,856)
NET ASSETS
Total increase in net assets ............................................................................. 17,606,030 35,987,674
Beginning of year .................................................................................... 235,960,553 199,972,879
End of year ........................................................................................
$ 253,566,583 $ 235,960,553
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
See notes to financial statements.
BlackRock Capital Appreciation V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.35 $ 7.99 $ 7.25 $ 10.26 $ 8.63
Net investment income ( loss )
(a)
.................................
(0.04) (0.03) (0.02) 0.00
(b)(c)
(0.00)
(d)(e)
Net realized and unrealized gain ................................
2.16 3.36 2.31 0.23 2.86
Net increase from investment operations ............................
2.12 3.33 2.29 0.23 2.86
Distributions from net realized gain
(f)
............................
(2.28) (0.97) (1.55) (3.24) (1.23)
Net asset value, end of year ...................................
$ 10.19 $ 10.35 $ 7.99 $ 7.25 $ 10.26
Total Return
(g)
21.16% — — — —
Based on net asset value ......................................
21.16% 41.91% 31.99% 2.39% 33.22%
Ratios to Average Net Assets
(h)
Total expenses .............................................
0.92% 0.95% 0.93% 0.94% 0.92%
Total expenses after fees waived and/or reimbursed ....................
0.79% 0.82% 0.80% 0.80% 0.79%
Net investment income ( loss ) ...................................
(0.35)% (0.33)% (0.20)% 0.01%
(c)
(0.00)%
(e)( i )
Supplemental Data
Net assets, end of year (000) ....................................
$ 170,539 $ 162,334 $ 135,871 $ 119,220 $ 142,246
Portfolio turnover rate ........................................
42% 37% 43% 45% 48%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.21%, respectively, resulting from a non-recurring dividend.
(d)
Amount is greater than $(0.005) per share.
(e)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend from
TransDigm Group, Inc. in August 2017.
(f)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(g)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Amount is greater than (0.005)%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
14
See notes to financial statements.
BlackRock Capital Appreciation V.I. Fund
Class III
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.05 $ 7.80 $ 7.13 $ 10.17 $ 8.56
Net investment loss
(a)
.......................................
(0.07) (0.05) (0.04) (0.03)
(b)
(0.03)
(c)
Net realized and unrealized gain ................................
2.10 3.27 2.26 0.23 2.84
Net increase from investment operations ............................
2.03 3.22 2.22 0.20 2.81
Distributions from net realized gain
(d)
............................
(2.28) (0.97) (1.55) (3.24) (1.20)
Net asset value, end of year ...................................
$ 9.80 $ 10.05 $ 7.80 $ 7.13 $ 10.17
Total Return
(e)
20.89% — — — —
Based on net asset value ......................................
20.89% 41.52% 31.55% 2.13% 32.94%
Ratios to Average Net Assets
(f)
Total expenses .............................................
1.17% 1.19% 1.17% 1.19% 1.17%
Total expenses after fees waived and/or reimbursed ....................
1.05% 1.08% 1.05% 1.06% 1.05%
Net investment loss ..........................................
(0.61)% (0.59)% (0.47)% (0.28)%
(b)
(0.27)%
(c)
Supplemental Data
Net assets, end of year (000) ....................................
$ 83,028 $ 73,627 $ 64,102 $ 145,559 $ 259,969
Portfolio turnover rate ........................................
42% 37% 43% 45% 48%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.19%, respectively, resulting from a non-recurring dividend.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend from
TransDigm Group, Inc. in August 2017.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Notes to Financial Statements
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Capital
Appreciation V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
16
or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Credit Suisse Securities (USA) LLC .................... $ 2,292,280 $ (2,292,280) $ — $ —
JP Morgan Securities LLC ........................... 7,399,504 (7,399,504) — —
$ 9,691,784 $ (9,691,784) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
18
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2021, the Fund reimbursed the Manager $1,030 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the class specific distribution fees borne directly by Class III were $196,559.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "inte rested persons" of the Company, as defined in the 1940 Act
("Independent Directors ") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver . This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2021, the amount waived was $ 278 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.
Average Daily Net Assets
Investment
Advisory Fees
First $1 b illion ......................................................................................................... 0.65%
$1 b illion - $3 b illion ..................................................................................................... 0.61
$3 b illion - $5 b illion ..................................................................................................... 0.59
$5 b illion - $10 b illion .................................................................................................... 0.57
Greater than $10 b illion ................................................................................................... 0.55
Class I .......................................................................................................... $ 341,240
Class III ......................................................................................................... 159,071
$ 500,311
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.08

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended
December 31, 2021, the Fund paid BIM $4,219 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the "Order") from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, including paydowns/payups excluding short-term investments, were $102,267,363 and
$131,541,098, respectively.
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Capital Appreciation V.I. Fund
Class I .......................................................................................................... $ 223,736
Class III ......................................................................................................... 96,088
$ 319,824
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
20
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net operating losses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, and the timing and recognition of partnership income.
(b)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war,
Fund Name Paid-in Capital
Accumulated Earnings
(Loss)
BlackRock Capital Appreciation V.I. Fund ........................................................... $ (533,704) $ 533 , 704
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Capital Appreciation V.I. Fund
Long-term capital gains ........................................................................................ $ 48,003,301 $ 20,702,828
Fund Name
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Qualified
Late-year Losses
(b)
Total
BlackRock Capital Appreciation V.I. Fund ............................................
$ 5,138,577 $ 106,062,490 $ (34,120) $ 111,166,947
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Capital Appreciation V.I. Fund ................................. $ 158,029,323 $ 108,885,635 $ (2,838,333) $ 106,047,302

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
22
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Capital Appreciation V.I. Fund
Class I
Shares sold .............................................
551,866 $ 6,384,560 385,157 $ 3,361,946
Shares issued in reinvestment of distributions ........................
3,173,746 32,035,049 1,379,522 14,109,501
Shares redeemed .........................................
(2,679,944) (30,219,254) (3,070,891) (27,319,577)
1,045,668 $ 8,200,355 (1,306,212) $ (9,848,130)
Class III
Shares sold .............................................
772,605 $ 8,536,883 531,980 $ 4,605,235
Shares issued in reinvestment of distributions ........................
1,644,466 15,968,252 663,660 6,593,327
Shares redeemed .........................................
(1,270,426) (13,959,438) (2,081,845) (18,336,288)
1,146,645 $ 10,545,697 (886,205) $ (7,137,726)
2,192,313 $ 18,746,052 (2,192,417) $ (16,985,856)

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Capital Appreciation V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Capital Appreciation V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
24
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock Equity Dividend V.I. Fund
Investment Objective
BlackRock Equity Dividend V.I. Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund underperformed both its benchmark, the Russell 1000
®
Value Index, and the broad-market S&P 500
®
Index.
The following discussion of relative performance pertains to the Russell 1000
®
Value Index.
What factors influenced performance?
The largest detractor from the Fund's relative performance was stock selection in the health care sector. Notably, stock selection in the health care equipment & supplies detracted the most, as did the Fund's decision not to invest in the life sciences tools & services industry. Within consumer staples, stock selection in the personal products industry and an underweight allocation to the household products industry weighed on relative returns. Other notable detractors included a lack of exposure to real estate and stock selection in the industrials sector.
By contrast, the largest contribution to the Fund's relative performance came from a combination of stock selection and allocation decisions in financials. In particular, stock selection in the capital markets industry and an overweight allocation to the insurance industry proved beneficial. Elsewhere, in communication services, an underweight allocation to the entertainment industry and allocation decisions in the diversified telecommunication services industry added to relative returns. In energy, allocation decisions in the oil, gas & consumable fuels industry boosted relative returns. Other noteworthy contributors included stock selection and allocation decisions in utilities as well as an overweight allocation to the information technology ("IT") sector.
The Fund held a slightly elevated cash position for the period. The cash position was strategic in nature to maintain an appropriate risk and potential return profile. The cash position detracted from relative returns amid rising U.S. stock prices.
Describe recent portfolio activity.
During the period, a combination of portfolio trading activity and market price changes resulted in the Fund increasing its exposure to the health care, consumer discretionary and communication services sectors. The Fund reduced its allocations to the financials, energy and consumer staples sectors.
Describe portfolio positioning at period end.
The Fund's largest absolute allocations were to the financials, health care, and IT sectors. Relative to the Russell 1000
®
Value Index, the Fund ended the period with the most
significant overweight exposures to the financials, health care and energy sectors. The Fund maintained its most significant underweight sector exposures to industrials, real estate and communication services.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock Equity Dividend V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.
(c)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.
(d)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. 20.54% 11.63% 11.84%
Class III
(b)
............................................................................. 20.30 11.36 11.56
Russell 1000
®
Value Index ................................................................. 25.16 11.16 12.97
S&P 500
®
Index ........................................................................ 28.71 18.47 16.55
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock Equity Dividend V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,034.70 $ 3.33 $ 1,000.00 $ 1,021.93 $ 3.31 0.65%
Class III .................................. 1,000.00 1,033.60 4.61 1,000.00 1,020.67 4.58 0.90
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Financials ....................................... 24%
Health Care ..................................... 19
Information Technology .............................. 12
Industrials ....................................... 8
Consumer Discretionary ............................. 7
Energy ......................................... 6
Communication Services ............................. 6
Consumer Staples ................................. 6
Utilities ......................................... 4
Materials ....................................... 2
Short-Term Securities ............................... 9
Liabilities in Excess of Other Assets ..................... (3)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
at

2021
BlackRock Annual Report to Shareholders
BlackRock Equity Dividend V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 94.4%
Aerospace & Defense — 2.9%
BAE Systems plc .................... 865,278 $ 6,452,551
Huntington Ingalls Industries, Inc. ......... 4,760 888,882
Lockheed Martin Corp. ................ 4,174 1,483,481
Raytheon Technologies Corp. ........... 23,729 2,042,118
10,867,032
Auto Components — 0.7%
Lear Corp.
(a)
....................... 14,692 2,687,901
Automobiles — 1.9%
General Motors Co.
(b)
................. 120,707 7,077,051
Banks — 11.0%
Bank of America Corp. ................ 208,291 9,266,867
Citigroup, Inc. ...................... 171,890 10,380,437
First Citizens BancShares , Inc., Class A ..... 3,636 3,017,298
JPMorgan Chase & Co. ............... 29,855 4,727,539
Wells Fargo & Co. ................... 281,727 13,517,262
40,909,403
Beverages — 2.3%
Coca-Cola Co. (The) ................. 59,571 3,527,199
Constellation Brands, Inc., Class A ........ 19,848 4,981,253
8,508,452
Capital Markets — 4.4%
Apollo Global Management, Inc. .......... 42,578 3,083,925
Charles Schwab Corp. (The) ............ 56,005 4,710,020
Morgan Stanley ..................... 43,086 4,229,322
Raymond James Financial, Inc. .......... 44,243 4,441,997
16,465,264
Chemicals — 1.6%
Corteva , Inc. ....................... 45,074 2,131,099
DuPont de Nemours, Inc. .............. 13,548 1,094,407
PPG Industries, Inc. .................. 14,666 2,529,005
5,754,511
Communications Equipment — 2.9%
Cisco Systems, Inc. .................. 167,685 10,626,198
Consumer Finance — 0.7%
Capital One Financial Corp. ............. 17,526 2,542,847
Containers & Packaging — 0.8%
Sealed Air Corp. .................... 46,045 3,106,656
Diversified Financial Services — 0.8%
Equitable Holdings, Inc. ............... 91,010 2,984,218
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc. ........... 91,220 4,739,791
Electric Utilities — 0.8%
American Electric Power Co., Inc. ......... 18,725 1,665,963
Edison International .................. 20,580 1,404,585
3,070,548
Entertainment — 0.6%
Activision Blizzard, Inc. ................ 30,401 2,022,579
Health Care Equipment & Supplies — 4.8%
Alcon, Inc. ........................ 19,008 1,676,608
Becton Dickinson and Co. .............. 3,686 926,955
Koninklijke Philips NV ................. 94,515 3,498,154
Medtronic plc ...................... 68,311 7,066,773
Zimmer Biomet Holdings, Inc. ........... 37,496 4,763,492
17,931,982
Security
Shares
Shares Value
Health Care Providers & Services — 8.9%
Anthem, Inc. ....................... 22,902 $ 10,615,993
Cigna Corp.
(a)
...................... 22,080 5,070,230
CVS Health Corp. ................... 46,080 4,753,613
Humana, Inc. ...................... 11,696 5,425,307
Laboratory Corp. of America Holdings
(b)
..... 4,028 1,265,638
McKesson Corp. .................... 9,301 2,311,950
UnitedHealth Group, Inc. ............... 7,332 3,681,690
33,124,421
Household Durables — 1.5%
Newell Brands, Inc. .................. 121,134 2,645,566
Panasonic Corp. .................... 259,100 2,848,233
5,493,799
Household Products — 0.3%
Reckitt Benckiser Group plc ............. 13,589 1,169,791
Industrial Conglomerates — 2.1%
General Electric Co. .................. 55,044 5,200,007
Siemens AG (Registered) .............. 14,890 2,578,991
7,778,998
Insurance — 7.1%
Allstate Corp. (The) .................. 13,355 1,571,216
American International Group, Inc. ........ 183,148 10,413,795
Fidelity National Financial, Inc. ........... 80,881 4,220,371
MetLife, Inc. ....................... 70,544 4,408,294
Progressive Corp. (The) ............... 16,064 1,648,970
Willis Towers Watson plc ............... 16,737 3,974,870
26,237,516
IT Services — 4.8%
Cognizant Technology Solutions Corp., Class A 78,549 6,968,867
Fidelity National Information Services, Inc. ... 56,956 6,216,747
Visa, Inc., Class A ................... 20,595 4,463,143
17,648,757
Machinery — 1.0%
Komatsu Ltd. ...................... 158,700 3,711,358
Media — 3.0%
Comcast Corp., Class A ............... 128,555 6,470,173
Fox Corp., Class A ................... 123,594 4,560,619
Fox Corp., Class B ................... 1,029 35,264
11,066,056
Multiline Retail — 1.4%
Dollar General Corp. ................. 22,269 5,251,698
Multi-Utilities — 3.0%
Ameren Corp. ...................... 16,142 1,436,799
CenterPoint Energy, Inc.
(a)
.............. 99,696 2,782,515
NiSource, Inc. ...................... 77,845 2,149,301
Public Service Enterprise Group, Inc. ...... 40,330 2,691,221
Sempra Energy ..................... 15,129 2,001,264
11,061,100
Oil, Gas & Consumable Fuels — 6.2%
BP plc ........................... 1,448,799 6,491,524
ConocoPhillips ..................... 76,030 5,487,846
Enterprise Products Partners LP .......... 284,515 6,247,949
EQT Corp.
(b)
....................... 59,103 1,289,037
Hess Corp. ........................ 20,874 1,545,302
Marathon Petroleum Corp. ............. 31,582 2,020,932
23,082,590
Personal Products — 1.9%
Unilever plc, ADR
(a)
.................. 131,386 7,067,253

BlackRock Equity Dividend V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Pharmaceuticals — 5.6%
AstraZeneca plc .................... 64,285 $ 7,506,524
Bayer AG (Registered) ................ 90,257 4,820,115
Merck & Co., Inc. .................... 10,762 824,800
Sanofi ........................... 73,892 7,414,621
20,566,060
Professional Services — 1.0%
Leidos Holdings, Inc. ................. 41,087 3,652,634
Road & Rail — 1.0%
Union Pacific Corp. .................. 14,389 3,625,021
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc. .................. 8,981 1,578,590
Software — 2.8%
CDK Global, Inc. .................... 85,568 3,571,608
Microsoft Corp. ..................... 4,857 1,633,506
SS&C Technologies Holdings, Inc. ........ 61,068 5,006,355
10,211,469
Specialty Retail — 1.5%
Ross Stores, Inc. .................... 49,536 5,660,974
Technology Hardware, Storage & Peripherals — 0.7%
Samsung Electronics Co. Ltd., GDR
(c)(d)
..... 1,524 2,510,801
Security
Shares
Shares Value
Tobacco — 1.4%
Altria Group, Inc. .................... 45,023 $ 2,133,640
British American Tobacco plc ............ 82,211 3,052,636
5,186,276
Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc., Class B
(a)
.... 99,772 4,750,597
Total Common Stocks — 94.4%
(Cost: $286,951,453) .............................. 349,730,192
Total Long-Term Investments — 94.4%
(Cost: $286,951,453) .............................. 349,730,192
Short-Term Securities — 8.9%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 21,189,230 21,189,230
SL Liquidity Series, LLC, Money Market Series,
0.15%
(g)
........................ 11,609,913 11,611,074
Total Short-Term Securities — 8.9%
(Cost: $32,800,304) ............................... 32,800,304
Total Investments — 103.3%
(Cost: $319,751,757 ) .............................. 382,530,496
Liabilities in Excess of Other Assets — (3.3)% ............. (12,043,564)
Net Assets — 100.0% ............................... $ 370,486,932
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 19,884,502 $ 1,304,728 $ — $ — $ — $ 21,189,230 21,189,230 $ 2,326 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,489,725 7,125,928 — (4,579) — 11,611,074 11,609,913 14,649
(b)
—
$ (4,579) $ — $ 32,800,304 $ 16,975 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Equity Dividend V.I. Fund
8
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,414,481 $ 6,452,551 $ — $ 10,867,032
Auto Components ...................................... 2,687,901 — — 2,687,901
Automobiles .......................................... 7,077,051 — — 7,077,051
Banks ............................................... 40,909,403 — — 40,909,403
Beverages ........................................... 8,508,452 — — 8,508,452
Capital Markets ........................................ 16,465,264 — — 16,465,264
Chemicals ............................................ 5,754,511 — — 5,754,511
Communications Equipment ................................ 10,626,198 — — 10,626,198
Consumer Finance ...................................... 2,542,847 — — 2,542,847
Containers & Packaging .................................. 3,106,656 — — 3,106,656
Diversified Financial Services ............................... 2,984,218 — — 2,984,218
Diversified Telecommunication Services ........................ 4,739,791 — — 4,739,791
Electric Utilities ........................................ 3,070,548 — — 3,070,548
Entertainment ......................................... 2,022,579 — — 2,022,579
Health Care Equipment & Supplies ........................... 12,757,220 5,174,762 — 17,931,982
Health Care Providers & Services ............................ 33,124,421 — — 33,124,421
Household Durables ..................................... 2,645,566 2,848,233 — 5,493,799
Household Products ..................................... — 1,169,791 — 1,169,791
Industrial Conglomerates .................................. 5,200,007 2,578,991 — 7,778,998
Insurance ............................................ 26,237,516 — — 26,237,516
IT Services ........................................... 17,648,757 — — 17,648,757
Machinery ............................................ — 3,711,358 — 3,711,358
Media ............................................... 11,066,056 — — 11,066,056
Multiline Retail ......................................... 5,251,698 — — 5,251,698
Multi-Utilities .......................................... 11,061,100 — — 11,061,100
Oil, Gas & Consumable Fuels ............................... 16,591,066 6,491,524 — 23,082,590
Personal Products ...................................... 7,067,253 — — 7,067,253
Pharmaceuticals ....................................... 824,800 19,741,260 — 20,566,060
Professional Services .................................... 3,652,634 — — 3,652,634
Road & Rail ........................................... 3,625,021 — — 3,625,021
Semiconductors & Semiconductor Equipment .................... 1,578,590 — — 1,578,590
Software ............................................. 10,211,469 — — 10,211,469
Specialty Retail ........................................ 5,660,974 — — 5,660,974
Technology Hardware, Storage & Peripherals .................... — 2,510,801 — 2,510,801
Tobacco ............................................. 2,133,640 3,052,636 — 5,186,276
Wireless Telecommunication Services ......................... 4,750,597 — — 4,750,597
Short-Term Securities ....................................... 21,189,230 — — 21,189,230
$ 317,187,515 $ 53,731,907 $ — $ 370,919,422
Investments valued at NAV
(a)
...................................... 11,611,074
$ —
$ 382,530,496
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
December 31, 2021
9
Financial Statements
See notes to financial statements.
BlackRock Equity
Dividend V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 349,730,192
Investments, at value — affiliated
(c)
......................................................................................... 32,800,304
Foreign currency, at value
(d)
.............................................................................................. 643
Receivables: –
Investments sold .................................................................................................... 280,861
Securities lending income — affiliated ...................................................................................... 2,175
Capital shares sold ................................................................................................... 36,590
Dividends — affiliated ................................................................................................. 85
Dividends — unaffiliated ............................................................................................... 379,615
Prepaid expenses ..................................................................................................... 2,798
Total assets .........................................................................................................
383,233,263
LIABILITIES
Collateral on securities loaned ............................................................................................. 11,620,251
Payables: –
Investments purchased ................................................................................................ 439,222
Capital shares redeemed ............................................................................................... 178,203
Distribution fees ..................................................................................................... 67,700
Investment advisory fees .............................................................................................. 184,492
Directors' and Officer's fees ............................................................................................. 112
Other affiliate fees ................................................................................................... 487
Transfer agent fees .................................................................................................. 181,051
Other accrued expenses ............................................................................................... 74,813
Total liabilities ........................................................................................................
12,746,331
NET ASSETS ........................................................................................................
$ 370,486,932
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 304,552,051
Accumulated earnings .................................................................................................. 65,934,881
NET ASSETS ........................................................................................................
$ 370,486,932
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 286,951,453
(b)
  Securities loaned, at value .............................................................................................. $ 11,169,408
(c)
  Investments, at cost — affiliated .......................................................................................... $ 32,800,304
(d)
  Foreign currency, at cost ............................................................................................... $ 666

Statement of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders
10
BlackRock Equity
Dividend V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 39,836,622
Shares outstanding .................................................................................................
3,272,855
Net asset value ....................................................................................................
$ 12.17
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 330,650,310
Shares outstanding .................................................................................................
27,237,348
Net asset value ....................................................................................................
$ 12.14
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
See notes to financial statements.

Statement of Operations
Year Ended December 31, 2021
11
Financial Statements
See notes to financial statements.
BlackRock Equity
Dividend V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 2,326
Dividends — unaffiliated ............................................................................................... 8,412,131
Securities lending income — affiliated — net ................................................................................. 14,649
Foreign taxes withheld ................................................................................................ (215,615)
Total investment income .................................................................................................
8,213,491
EXPENSES
Investment advisory .................................................................................................. 2,182,087
Distribution — class specific ............................................................................................ 818,369
Transfer agent — class specific .......................................................................................... 734,573
Accounting services .................................................................................................. 64,111
Professional ....................................................................................................... 54,123
Custodian ......................................................................................................... 26,709
Directors and Officer ................................................................................................. 7,065
Transfer agent ...................................................................................................... 5,786
Miscellaneous ...................................................................................................... 44,608
Total expenses .......................................................................................................
3,937,431
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (6,690)
Transfer agent fees reimbursed — class specific ............................................................................... (734,573)
Total expenses after fees waived and/or reimbursed ..............................................................................
3,196,168
Net investment income ..................................................................................................
5,017,323
REALIZED AND UNREALIZED GAIN (LOSS) $ 60,935,403
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (4,579)
Investments — unaffiliated ........................................................................................... 48,819,047
Foreign currency transactions ......................................................................................... 9,144
A
48,823,612
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 12,116,374
Foreign currency translations .......................................................................................... (4,583)
A
12,111,791
Net realized and unrealized gain ...........................................................................................
60,935,403
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 65,952,726

Statements of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Equity Dividend V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,017,323 $ 5,663,568
Net realized gain .................................................................................. 48,823,612 10,960,947
Net change in unrealized appreciation (depreciation) .......................................................... 12,111,791 (3,642,656)
Net increase in net assets resulting from operations .............................................................
65,952,726 12,981,859
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (5,286,311) (1,683,804)
  Class III ....................................................................................... (44,657,662) (15,790,208)
Decrease in net assets resulting from distributions to shareholders ...................................................
(49,943,973) (17,474,012)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
12,894,968 5,829,771
NET ASSETS
Total increase in net assets ............................................................................. 28,903,721 1,337,618
Beginning of year .................................................................................... 341,583,211 340,245,593
End of year ........................................................................................
$ 370,486,932 $ 341,583,211
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Equity Dividend V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 11.68 $ 11.90 $ 10.17 $ 12.14 $ 11.15
Net investment income
(a)
.....................................
0.21 0.22 0.25 0.24 0.22
Net realized and unrealized gain (loss) ............................
2.15 0.20 2.53 (1.09) 1.62
Net increase (decrease) from investment operations ....................
2.36 0.42 2.78 (0.85) 1.84
Distributions
(b)
– – – – –
From net investment income ..................................
(0.20) (0.24) (0.24) (0.24) (0.21)
From net realized gain .......................................
(1.67) (0.40) (0.81) (0.88) (0.64)
Total distributions ...........................................
(1.87) (0.64) (1.05) (1.12) (0.85)
Net asset value, end of year ...................................
$ 12.17 $ 11.68 $ 11.90 $ 10.17 $ 12.14
Total Return
(c)
20.54% — — — —
Based on net asset value ......................................
20.54% 3.91% 27.71% (7.16)% 16.74%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.86% 0.85% 0.86% 0.87% 0.89%
Total expenses after fees waived and/or reimbursed ....................
0.65% 0.65% 0.65% 0.66% 0.68%
Net investment income .......................................
1.59% 2.08% 2.17% 2.00% 1.82%
Supplemental Data
Net assets, end of year (000) ....................................
$ 39,837 $ 31,361 $ 33,881 $ 30,655 $ 37,525
Portfolio turnover rate ........................................
42% 51% 45% 37% 37%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
14
BlackRock Equity Dividend V.I. Fund
Class III
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 11.65 $ 11.88 $ 10.15 $ 12.12 $ 11.13
Net investment income
(a)
.....................................
0.18 0.19 0.22 0.21 0.19
Net realized and unrealized gain (loss) ............................
2.15 0.19 2.53 (1.09) 1.62
Net increase (decrease) from investment operations ....................
2.33 0.38 2.75 (0.88) 1.81
Distributions
(b)
– – – – –
From net investment income ..................................
(0.17) (0.21) (0.21) (0.21) (0.18)
From net realized gain .......................................
(1.67) (0.40) (0.81) (0.88) (0.64)
Total distributions ...........................................
(1.84) (0.61) (1.02) (1.09) (0.82)
Net asset value, end of year ...................................
$ 12.14 $ 11.65 $ 11.88 $ 10.15 $ 12.12
Total Return
(c)
20.30% — — — —
Based on net asset value ......................................
20.30% 3.57% 27.46% (7.42)% 16.49%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.11% 1.11% 1.12% 1.12% 1.16%
Total expenses after fees waived and/or reimbursed ....................
0.90% 0.90% 0.90% 0.91% 0.93%
Net investment income .......................................
1.36% 1.83% 1.91% 1.75% 1.57%
Supplemental Data
Net assets, end of year (000) ....................................
$ 330,650 $ 310,222 $ 306,365 $ 250,255 $ 287,615
Portfolio turnover rate ........................................
42% 51% 45% 37% 37%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Equity
Dividend V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
16
or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Th e Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2021, the Fund reimbursed the Manager $1,538 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the class specific distribution fees borne directly by Class III were $818,369.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 36,590 $ (36,590) $ — $ —
Citigroup Global Markets, Inc. ........................ 5,976,069 (5,976,069) — —
Goldman Sachs & Co. LLC .......................... 4,186,603 (4,186,603) — —
JP Morgan Securities LLC ........................... 665,927 (665,927) — —
National Financial Services LLC ....................... 304,219 (304,219) — —
$ 11,169,408 $ (11,169,408) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
18
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2021, the amount waived was $6,690.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts reimbursed are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in
Class I .......................................................................................................... $ 72,668
Class III ......................................................................................................... 661,905
$ 734,573
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Equity Dividend V.I. Fund
Class I .......................................................................................................... $ 72,668
Class III ......................................................................................................... 661,905
$ 734,573
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended
December 31, 2021 the Fund paid BIM $2,995 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were $141,845,249 and $174,737,381, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Equity Dividend V.I. Fund
Ordinary income ............................................................................................ $ 14,404,471 $ 6,780,703
Long-term capital gains ........................................................................................ 35,539,502 10,693,309
$ 49,943,973 $ 17,474,012
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Equity Dividend V.I. Fund ...............................................
$ 17,974 $ 6,003,620 $ 59,913,287 $ 65,934,881
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Equity Dividend V.I. Fund .................................... $ 321,196,354 $ 67,816,491 $ (6,482,349) $ 61,334,142

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
20
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out  of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Equity Dividend V.I. Fund
Class I
Shares sold .............................................
608,872 $ 8,073,437 231,232 $ 2,425,012
Shares issued in reinvestment of distributions ........................
434,538 5,286,311 153,325 1,683,804
Shares redeemed .........................................
(456,147) (6,031,978) (545,626) (5,790,101)
587,263 $ 7,327,770 (161,069) $ (1,681,285)
Class III
Shares sold .............................................
2,365,289 $ 31,068,682 4,391,414 $ 44,431,982
Shares issued in reinvestment of distributions ........................
3,682,603 44,657,662 1,434,535 15,790,208
Shares redeemed .........................................
(5,437,180) (70,159,146) (4,997,363) (52,711,134)
610,712 $ 5,567,198 828,586 $ 7,511,056
1,197,975 $ 12,894,968 667,517 $ 5,829,771

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders
22
To the Shareholders of BlackRock Equity Dividend V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Equity Dividend V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
23
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock Global Allocation V.I. Fund
Investment Objective
BlackRock Global Allocation V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund underperformed its reference benchmark, which is comprised of the S&P 500
®
Index (36%), FTSE World
(ex-US) Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”),
and underperformed the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the Reference Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds, and may vary relative to the market value.
What factors influenced performance?
Within equities, security selection within consumer discretionary, information technology and industrials detracted from performance. Short positioning on U.S. index futures as a way to manage the overall beta (market sensitivity) of the portfolio, while maintaining exposure to core equity positions, weighed on returns. Within fixed income, positioning within U.S. Treasuries to manage duration and corresponding interest rate sensitivity, notably positioning at the long end of the yield curve, negatively impacted performance. Exposure to gold-related securities and cash and cash equivalents detracted.
An overweight to equities, as compared to the Reference Benchmark, positively impacted performance. Within equities, stock selection within materials contributed to returns.
An underweight to developed market government bonds, as compared to the Reference Benchmark, was additive. Within fixed income, exposure to corporate credit and securitized assets, as well as an overweight to Chinese government bonds, positively impacted returns. Currency management, notably an overweight to the U.S. dollar and an underweight to the euro, also contributed to performance.
Describe recent portfolio activity.
While the Fund’s overall equity allocation remained relatively unchanged at 68% of net assets, equity exposure was tactically managed throughout the period. Within equities, the Fund increased exposure to the United States, and decreased exposure to continental Europe and Asia, particularly China. From a sector perspective, the Fund increased exposure to energy and financials, and decreased exposure to information technology. The Fund’s allocation to fixed income decreased from 24% to 21% of net assets. Within fixed income, the Fund decreased exposure to developed market government bonds and corporate credit, and increased exposure to securitized debt and floating rate loan interests (“bank loans”). From a duration perspective, the Fund’s total portfolio duration was tactically managed over the period and ended the period at 0.5 years, down from 1.9 years at the beginning of the period. The Fund’s allocation to commodity-related securities decreased slightly from 1% to less than 1% of net assets.
Reflecting the changes in the Fund’s overall allocations to the equity, fixed income and commodity-related asset classes during the period, the Fund’s cash equivalents increased from 7% to 10% of net assets. During the 12-month period, cash helped mitigate portfolio volatility and served as a source of funds for new investments and redemptions.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was overweight in equities and underweight in fixed income, with modest exposure to commodity-related securities and an overweight to cash equivalents. Within equities, the Fund was overweight in the United States, Europe and China, and underweight in Japan and Australia. From a sector perspective, the Fund was overweight in consumer discretionary, health care, industrials, energy, materials and communication services, and underweight in consumer staples, real estate and financials. Within fixed income, the Fund was underweight in developed market government bonds and overweight incorporate credit, securitized debt and bank loans. From a duration perspective, the total portfolio duration was 0.5 versus a benchmark duration of 2.7 (total portfolio duration assumes equity duration of
0). From a currency perspective, the Fund was overweight in the U.S. dollar and underweight in the euro.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock Global Allocation V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests in a portfolio of U.S. and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time with respect to types of securities and markets in response to changing markets and economic trends.
(c)
A market cap weighted index representing the performance of the large- and mid-cap stocks from the Developed and Advanced Emerging segments of the FTSE Global Equity Index Series and covers approximately 90-95% of the investable market capitalization.
(d)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. 6.67% 9.95% 7.94%
Class II
(b)
............................................................................. 6.55 9.79 7.78
Class III
(b)
............................................................................. 6.42 9.71 7.68
FTSE World Index ...................................................................... 20.95 15.27 12.79
Reference Benchmark ................................................................... 10.13 10.34 8.49
U.S. Stocks: S&P 500
®
Index
(c)
.............................................................. 28.71 18.47 16.55
Non-U.S. Stocks: FTSE World (ex-U.S.) Index
(d)
.................................................. 11.71 10.46 8.18
U.S. Bonds: ICE BofA Current 5-year U.S. Treasury Index
(e)
......................................... (2.82) 2.43 1.68
Non U.S. Bonds: FTSE Non-U.S. Dollar World Government Bond Index
(f)
............................... (9.68) 2.68 0.34
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fees. Without such waiver and/or reimbursement , the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(d)
An index comprised of large- and mid-cap stocks, providing coverage of developed and emerging markets excluding the United States. The index is derived from the FTSE Global Equity Index
Series, which covers approximately 98% of the world’s investable market capitalization.
(e)
An unmanaged index designed to track the total return of the current coupon 5-year U.S. Treasury bond.
(f)
An unmanaged market capitalization-weighted index that tracks certain government bond indexes, excluding the United States.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock Global Allocation V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual Hypothetical
(a)
Expenses Paid
During the Period
Including Dividend
Expense
Excluding Dividend
Expense Annualized Expense Ratio
Beginning
Account
Value
(07/01/21)
Ending
Account
Value
(12/31/21)
Including
Dividend
Expense
(b)
Excluding
Dividend
Expense
(b)
Beginning
Account
Value
(07/01/21)
Ending
Account
Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Ending
Account
Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Including
Dividend
Expense
Excluding
Dividend
Expense
Class I ....... $ 1,000.00 $ 1,000.50 $ 3.73 $ 3.68 $ 1,000.00 $ 1,021.48 $ 3.77 $ 1,021.53 $ 3.72 0.74% 0.73%
Class II ...... 1,000.00 1,000.10 4.49 4.44 1,000.00 1,020.72 4.53 1,020.77 4.48 0.89 0.88
Class III ...... 1,000.00 999.10 4.99 4.94 1,000.00 1,020.21 5.04 1,020.27 4.99 0.99 0.98
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 67% — %
(b)
67%
Germany .............................. 4 —
(b)
4
China ................................. 4 —
(b)
4
United Kingdom .......................... 3 —
(b)
3
Japan ................................ 3 —
(b)
3
France ................................ 3 —
(b)
3
Netherlands ............................ 2  —
(b)
2
Canada ............................... 2 —
(b)
2
Other
(c)
................................ 12 — 12
Total ................................. 100% —% 100%
(a)
Total investments include the gross market values of long and short positions and exclude
Short-Term Securities, Options Purchased and Options Written.
(b)
Represents less than 1% of the Fund's total investments.
(c)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated
Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
6
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
December 31, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 1.6%
Cayman Islands — 0.4%
(a)
AGL CLO 5 Ltd.
(b)
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 1.53%,
07/20/34 ............... USD 411 $ 410,613
Series 2020-5A, Class BR, (LIBOR
USD 3 Month + 1.70%), 1.83%,
07/20/34 ............... 574 573,566
AIMCO CLO, Series 2018-AA, Class
B, (LIBOR USD 3 Month + 1.40%),
1.52%, 04/17/31
(b)
........... 256 255,234
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (LIBOR USD 3 Month +
1.10%), 1.22%, 07/15/31
(b)
..... 250 249,924
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
1.97%, 10/15/29
(b)
........... 252 251,552
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month +
1.45%), 1.57%, 04/25/31
(b)
..... 125 124,813
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.14%, 04/20/31
(b)
.... 620 619,328
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (LIBOR USD 3 Month +
1.70%), 1.82%, 07/15/34
(b)
..... 790 790,616
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month +
2.15%), 2.28%, 10/20/34
(b)
..... 280 280,251
Atrium XII, Series 12A, Class BR,
(LIBOR USD 3 Month + 1.35%),
1.48%, 04/22/27
(b)
........... 287 286,515
Bain Capital Credit CLO Ltd., Series
2020-2A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.82%, 07/19/34
(b)
575 575,464
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (LIBOR USD 3 Month +
1.55%), 1.67%, 01/25/35
(b)
..... 485 478,244
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (LIBOR USD 3 Month +
1.72%), 1.84%, 04/24/34
(b)
..... 288 287,442
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2,
(LIBOR USD 3 Month + 1.45%),
1.57%, 07/15/29
(b)
........... 610 609,474
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
1.78%, 07/20/29
(b)
........... 283 282,565
BlueMountain CLO Ltd.
(b)
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.73%,
10/22/30 ............... 250 249,693
Series 2014-2A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 1.88%,
10/20/30 ............... 256 255,568
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (LIBOR USD 3
Month + 1.50%), 1.62%, 07/15/31
(b)
502 497,686
Canyon CLO Ltd., Series 2020-3A,
Class B, (LIBOR USD 3 Month +
1.70%), 1.82%, 01/15/34
(b)
..... 250 249,999
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (LIBOR USD 3 Month +
1.35%), 1.48%, 04/20/29
(b)
..... 313 312,662
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 1.53%,
05/29/32
(b)
................ USD 250 $ 249,806
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (LIBOR USD 3 Month
+ 1.55%), 1.67%, 04/15/30
(b)
.... 401 400,796
CIFC Funding 2015-III Ltd., Series
2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.27%, 04/19/29
(b)
288 285,864
CIFC Funding Ltd.
(b)
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.80%), 1.93%,
07/20/30 ............... 276 275,891
Series 2020-1A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.77%,
07/15/36 ............... 875 868,885
Cook Park CLO Ltd., Series 2018-1A,
Class B, (LIBOR USD 3 Month +
1.40%), 1.52%, 04/17/30
(b)
..... 402 399,105
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.72%, 07/18/30
(b)
250 249,999
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 1.78%, 04/20/34
(b)
..... 475 473,348
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (LIBOR USD 3 Month +
1.24%), 1.36%, 04/15/33
(b)
..... 300 299,861
FS RIALTO, Series 2021-FL2, Class
A, (LIBOR USD 1 Month + 1.22%),
1.33%, 04/16/28
(b)
........... 390 389,345
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (LIBOR USD 3 Month +
0.97%), 1.09%, 10/15/30
(b)
..... 275 274,725
GoldenTree Loan Management US
CLO 6 Ltd., Series 2019-6A, Class
B1, (LIBOR USD 3 Month + 1.90%),
2.03%, 01/20/33
(b)
........... 326 326,193
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
1.19%, 01/18/31
(b)
........... 250 249,937
Gracie Point International Funding
(b)
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 1.50%,
11/01/23 ............... 410 409,821
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 2.50%,
11/01/23 ............... 550 549,745
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.49%, 04/15/33
(b)
1,742 1,742,406
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 2.28%, 04/20/32
(b)
.... 258 258,002
LoanCore Issuer Ltd., Series 2021-
CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 1.41%, 07/15/36
(b)
1,490 1,489,616
Loanpal Solar Loan Ltd., Series 2020-
2GF, Class A, 2.75%, 07/20/47 .. 1,373 1,397,029
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.62%,
04/19/30
(b)
................ 250 248,817

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.77%,
04/25/29
(b)
................ USD 288 $ 287,454
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.33%,
07/29/30
(b)
................ 259 258,892
Madison Park Funding XXXVI Ltd.,
Series 2019-36A, Class B1, (LIBOR
USD 3 Month + 1.85%), 1.97%,
01/15/33
(b)
................ 518 517,867
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.77%,
10/17/30
(b)
................ 250 249,999
Ocean Trails CLO VI
(b)
Series 2016-6A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 1.57%,
07/15/28 ............... 200 199,702
Series 2016-6A, Class CRR, (LIBOR
USD 3 Month + 2.25%), 2.37%,
07/15/28 ............... 250 250,219
OCP CLO Ltd., Series 2014-5A, Class
A2R, (LIBOR USD 3 Month +
1.40%), 1.52%, 04/26/31
(b)
..... 300 298,360
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.77%,
07/15/36
(b)
................ 300 298,927
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 1.47%,
07/19/30
(b)
................ 263 263,043
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.78%, 07/02/35
(b)
308 306,599
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A, (LIBOR USD 3
Month + 1.25%), 1.37%, 10/19/32
(b)
150 150,032
Palmer Square Loan Funding Ltd.
(b)
Series 2018-4A, Class A2, (LIBOR
USD 3 Month + 1.45%), 1.61%,
11/15/26 ............... 250 249,955
Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.40%), 1.53%,
01/20/27 ............... 436 435,499
Series 2019-2A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.73%,
04/20/27 ............... 583 582,510
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(LIBOR USD 3 Month + 1.80%),
1.96%, 08/23/31
(b)
........... 269 268,663
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 1.30%, 07/24/31
(b)
..... 278 277,782
Pikes Peak CLO 8, Series 2021-8A,
Class A, (LIBOR USD 3 Month +
1.17%), 1.32%, 07/20/34
(b)
..... 250 249,721
Recette CLO Ltd., Series 2015-1A,
Class BRR, (LIBOR USD 3 Month +
1.40%), 1.53%, 04/20/34
(b)
..... 250 245,610
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (LIBOR USD 3
Month + 1.45%), 1.57%, 01/15/34
(b)
250 246,592
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Rockford Tower CLO Ltd.
(b)
Series 2017-1A, Class BR2A,
(LIBOR USD 3 Month + 1.65%),
1.78%, 04/20/34 .......... USD 250 $ 248,595
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.26%,
05/20/31 ............... 250 250,071
Signal Peak CLO 8 Ltd.
(b)
Series 2020-8A, Class A, (LIBOR
USD 3 Month + 1.27%), 1.40%,
04/20/33 ............... 250 250,107
Series 2020-8A, Class B, (LIBOR
USD 3 Month + 1.65%), 1.78%,
04/20/33 ............... 250 249,186
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class B, (LIBOR USD 3 Month
+ 1.85%), 1.98%, 10/20/32
(b)
.... 290 289,879
TICP CLO IX Ltd., Series 2017-9A,
Class B, (LIBOR USD 3 Month +
1.60%), 1.73%, 01/20/31
(b)
..... 250 249,669
TICP CLO VI Ltd.
(b)
Series 2016-6A, Class AR2, (LIBOR
USD 3 Month + 1.12%), 1.24%,
01/15/34 ............... 250 250,114
Series 2016-6A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.62%,
01/15/34 ............... 250 247,510
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (LIBOR USD 3 Month +
1.65%), 1.77%, 07/15/34
(b)
..... 300 299,969
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month +
1.33%), 1.46%, 01/20/33
(b)
..... 870 869,942
Trinitas CLO XIV Ltd.
(b)
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.12%,
01/25/34 ............... 452 452,867
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.12%,
01/25/34 ............... 343 344,647
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 1.17%, 04/20/34
(b)
..... 300 298,211
Whitebox CLO II Ltd.
(b)
Series 2020-2A, Class A1R, (LIBOR
USD 3 Month + 1.22%), 1.38%,
10/24/34 ............... 397 397,000
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.91%,
10/24/34 ............... 274 274,000
York CLO-1 Ltd., Series 2014-1A,
Class BRR, (LIBOR USD 3 Month +
1.65%), 1.78%, 10/22/29
(b)
..... 256 255,858
York CLO-3 Ltd., Series 2016-1A, Class
BR, (LIBOR USD 3 Month + 1.75%),
1.88%, 10/20/29
(b)
........... 725 724,997
30,070,448
Ireland — 0.0%
(b)
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33
(c)
EUR 207 235,711
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30
(c)
..... 231 260,963

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
8
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32
(c)
...... EUR 135 $ 153,488
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32
(c)
........... 160 181,314
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(c)
..... 268 304,146
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 2.50%), 2.60%,
07/25/51 ............... USD 530 531,548
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 3.75%), 3.85%,
07/25/51 ............... 310 311,139
Series 2021-1A, Class D, (LIBOR
USD 1 Month + 5.90%), 6.00%,
07/25/51 ............... 250 250,673
Rockford Tower Europe CLO
DAC, Series 2018-1X, Class B,
(EURIBOR 3 Month + 1.85%),
1.85%, 12/20/31
(c)
........... EUR 207 235,741
Sound Point Euro CLO II Funding DAC,
Series 2X, Class A, (EURIBOR 3
Month + 1.11%), 1.11%, 10/26/32
(c)
260 296,128
2,760,851
Netherlands — 0.0%
(b)
Avoca CLO XVII DAC, Series 17A,
Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/32
(a)
..... 250 284,040
Avoca CLO XVII Designated Activity
Co., Series 17X, Class AR,
(EURIBOR 3 Month + 0.96%),
0.96%, 10/15/32
(c)
........... 142 161,433
445,473
United States — 1.2%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 0.48%, 05/25/36
(b)
..... USD 853 838,584
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 1.31%, 06/15/36
(a)
(b)
...................... 2,790 2,788,460
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 7,690 7,621,919
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 935 926,035
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 618 606,312
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 372,099
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 248,498
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 1.32%, 07/15/34
(a)(b)
... 612 612,167
BHG Securitization Trust
(a)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 1,263 1,253,819
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 170 170,443
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-A, Class C, 3.69%,
11/17/33 ............... USD 100 $ 101,603
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 1,850 1,856,350
College Avenue Student Loans LLC,
Series 2021-B,  3.78%, 06/25/52 . 100 99,563
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 4,805 4,722,180
Lendmark Funding Trust
(a)
Series 2021-1A, Class B, 2.47%,
11/20/31 ............... 960 965,540
Series 2021-1A, Class C, 3.41%,
11/20/31 ............... 740 752,019
Series 2021-1A, Class D, 5.05%,
11/20/31 ............... 640 662,036
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 640 642,361
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 2,050 2,063,513
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6, Class
A, (LIBOR USD 1 Month + 1.10%),
1.21%, 07/16/36
(a)(b)
.......... 970 966,150
Mosaic Solar Loans LLC
(a)
Series 2017-2A, Class A, 3.82%,
06/22/43 ............... 405 420,995
Series 2021-2A, Class B, 2.09%,
04/22/47 ............... 1,206 1,179,383
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 1.26%, 04/15/60
(b)
5,377 5,369,394
Series 2021-DA, Class B, 2.61%,
04/15/60
(d)
.............. 960 954,771
Series 2021-DA, Class C, 3.48%,
04/15/60
(d)
.............. 2,477 2,467,042
Series 2021-DA, Class D, 4.00%,
04/15/60
(d)
.............. 790 763,024
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 8,090 8,094,488
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 4,690 4,853,868
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 2,000 2,054,428
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 7,560 7,527,572
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 2,110 2,108,568
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 620 619,605
OneMain Financial Issuance Trust
(a)
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 180 177,354
Series 2021-1A, Class D, 2.47%,
06/16/36 ............... 390 383,734
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 2,350 2,335,043
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 440 438,149
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 210 210,199

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-B, Class D, 5.41%,
05/08/31 ............... USD 500 $ 500,148
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 4,597 4,595,978
Progress Residential, Series 2021-
SFR3, Class F, 3.44%, 05/17/26
(a)
900 892,605
SMB Private Education Loan Trust
(a)
Series 2020-B, Class B, 2.76%,
07/15/53 ............... 1,330 1,323,404
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 4,810 4,794,617
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 2,580 2,540,538
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 1,410 1,392,626
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 500 501,124
Series 2021-C, Class C, 3.00%,
01/15/53
(d)
.............. 410 406,416
Series 2021-C, Class D, 3.93%,
01/15/53
(d)
.............. 190 188,776
Upstart Pass-Through Trust
(a)
Series 2021-ST4, Class A, 2.00%,
07/20/27 ............... 495 490,687
Series 2021-ST5, Class A, 2.00%,
07/20/27 ............... 255 252,850
86,107,037
Total Asset-Backed Securities — 1.6%
(Cost: $119,007,748) ............................. 119,383,809
Shares
Shares
Common Stocks — 68.0%
Argentina — 0.3%
MercadoLibre, Inc.
(e)
............ 18,946 25,546,786
Australia — 0.4%
Australia & New Zealand Banking
Group Ltd. ................ 5,555 111,274
BHP Group Ltd. ............... 35,336 1,066,855
BHP Group plc ............... 223,223 6,641,939
Commonwealth Bank of Australia ... 1,174 86,302
CSL Ltd. .................... 2,688 568,513
Endeavour Group Ltd. .......... 151,630 744,102
Glencore plc
(e)
................ 2,067,524 10,534,616
Goodman Group .............. 13,942 268,758
Magellan Financial Group Ltd. ..... 7,041 108,801
Quintis HoldCo Pty. Ltd.
(d)(f)
....... 9,827,224 2,216,437
Rio Tinto Ltd. ................ 1,783 130,110
Rio Tinto plc ................. 78,076 5,148,823
Santos Ltd. .................. 64,392 296,620
South32 Ltd. ................. 1,162,416 3,399,583
Treasury Wine Estates Ltd. ....... 41,491 374,097
Westpac Banking Corp. ......... 22,953 356,082
Woodside Petroleum Ltd. ........ 50,992 812,913
32,865,825
Belgium — 0.0%
Etablissements Franz Colruyt NV ... 26,070 1,106,215
Umicore SA ................. 4,703 191,856
1,298,071
Security
Shares
Shares Value
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao ....... 119,962 $ 238,890
Banco do Brasil SA
(e)
........... 18,445 95,331
Cosan SA ................... 26,562 104,360
Engie Brasil Energia SA ......... 48,820 336,399
Locaweb Servicos de Internet SA
(a)(c)(e)
345,047 800,519
Natura & Co. Holding SA
(e)
....... 54,864 252,983
NU Holdings Ltd., Class A
(e)
....... 435,485 4,084,849
Sendas Distribuidora SA ......... 34,170 79,704
WEG SA ................... 38,894 229,092
6,222,127
Canada — 1.1%
Alimentation Couche-Tard, Inc. ..... 9,315 390,288
Barrick Gold Corp. ............. 9,274 176,323
Brookfield Asset Management, Inc.,
Class A .................. 2,842 171,628
Canadian Natural Resources Ltd. ... 6,996 295,613
Cenovus Energy, Inc. ........... 1,506,785 18,480,188
CGI, Inc., Class A
(e)
............ 6,907 610,734
Enbridge, Inc. ................ 1,370,441 53,530,566
George Weston Ltd. ............ 2,352 272,694
Great-West Lifeco, Inc. .......... 7,351 220,597
Loblaw Cos. Ltd. .............. 3,033 248,500
Nutrien Ltd. .................. 12,601 947,154
Restaurant Brands International, Inc. 3,735 226,471
Rogers Communications, Inc., Class B 3,278 156,080
Saputo, Inc. ................. 10,501 236,593
Shopify, Inc., Class A
(e)
.......... 2,450 3,374,533
TC Energy Corp. .............. 6,443 299,650
Thomson Reuters Corp. ......... 9,090 1,087,035
80,724,647
Cayman Islands — 0.0%
Hedosophia European Growth
(e)
.... 217,492 2,471,194
China — 2.5%
AAC Technologies Holdings, Inc. ... 197,500 778,382
Agricultural Bank of China Ltd., Class H 1,822,000 626,836
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 272,622 1,814,918
Alibaba Group Holding Ltd.
(e)
...... 370,300 5,441,774
Alibaba Group Holding Ltd., ADR
(e)
.. 76,207 9,052,630
Amoy Diagnostics Co. Ltd., Class A . 155,450 1,845,814
Angelalign Technology, Inc.
(a)(c)(e)
.... 27,600 885,514
Anhui Gujing Distillery Co. Ltd., Class B 4,200 59,770
ANTA Sports Products Ltd. ....... 235,000 3,529,309
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 27,187 1,860,219
Bank of China Ltd., Class H ....... 537,000 193,195
BYD Co. Ltd., Class A ........... 213,000 8,970,363
China Construction Bank Corp., Class
H ...................... 1,081,000 749,076
China Feihe Ltd.
(a)(c)
............ 311,000 417,269
China Galaxy Securities Co. Ltd., Class
H ...................... 122,000 70,122
China Gas Holdings Ltd. ......... 69,000 143,526
China Hongqiao Group Ltd. ....... 853,000 901,581
China Life Insurance Co. Ltd., Class H 132,000 218,813
China Merchants Bank Co. Ltd., Class
H ...................... 184,000 1,431,443
China National Building Material Co.
Ltd., Class H ............... 952,000 1,168,808
China Pacific Insurance Group Co. Ltd.,
Class H .................. 68,000 184,748
China Petroleum & Chemical Corp.,
Class H .................. 1,600,000 745,314

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
10
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
China (continued)
China Resources Cement Holdings Ltd. 218,000 $ 164,880
China Tower Corp. Ltd., Class H
(a)(c)
. 1,028,000 113,426
Contemporary Amperex Technology
Co. Ltd., Class A ............ 201,400 18,598,150
COSCO SHIPPING Holdings Co. Ltd.,
Class H
(e)
................. 190,100 368,596
Dali Foods Group Co. Ltd.
(a)(c)
...... 179,500 93,922
Dongfeng Motor Group Co. Ltd., Class
H ...................... 420,000 349,145
ENN Energy Holdings Ltd. ........ 43,100 812,509
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 159,400 2,633,128
Ganfeng Lithium Co. Ltd., Class H
(a)(c)
152,000 2,393,472
Glodon Co. Ltd., Class A ......... 150,990 1,519,190
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 1,452,000 2,755,772
Haidilao International Holding Ltd.
(a)(c)
441,000 996,998
Haitong Securities Co. Ltd., Class H . 98,800 87,591
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 181,600 1,029,145
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(c)
............ 65,500 831,090
Hengan International Group Co. Ltd. . 17,000 87,582
Huazhu Group Ltd., ADR
(e)(g)
...... 66,553 2,485,089
Hundsun Technologies, Inc., Class A . 226,333 2,215,973
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
239,400 1,499,441
Industrial & Commercial Bank of China
Ltd., Class H ............... 1,904,000 1,074,015
Jafron Biomedical Co. Ltd., Class A .. 49,200 413,556
JD Health International, Inc.
(a)(c)(e)(g)
.. 905,850 7,145,743
Jiangsu Hengrui Medicine Co. Ltd.,
Class A .................. 214,000 1,709,385
Jinxin Fertility Group Ltd.
(a)(c)
...... 1,293,000 1,445,514
JiuGui Liquor Co. Ltd., Class A ..... 3,900 130,358
Kindstar Globalgene Technology,
Inc., (Acquired 07/08/21, cost
$2,708,204)
(a)(c)(e)(h)
........... 2,129,500 1,565,395
Kingdee International Software Group
Co. Ltd.
(e)
................. 749,000 2,305,542
Kingsoft Corp. Ltd. ............. 322,000 1,416,273
Kweichow Moutai Co. Ltd., Class A .. 8,000 2,577,274
Lenovo Group Ltd. ............. 938,000 1,078,030
Li Auto, Inc., ADR
(e)
............ 290,684 9,330,956
Meituan Dianping, Class B
(c)(e)
..... 30,100 870,417
Microport Cardioflow Medtech Corp.
(a)(c)
(e)(g)
..................... 3,718,000 1,845,882
Ming Yuan Cloud Group Holdings Ltd.
(e)
370,000 843,844
NetEase, Inc., ADR
(g)
........... 12,277 1,249,553
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 46,000 303,842
NXP Semiconductors NV ........ 135,881 30,950,974
PetroChina Co. Ltd., Class H ...... 782,000 346,345
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
10,400 160,604
PICC Property & Casualty Co. Ltd.,
Class H .................. 344,000 281,200
Ping An Insurance Group Co. of China
Ltd., Class H ............... 100,500 724,215
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 2,900 173,745
Shimao Group Holdings Ltd. ...... 122,500 80,199
SITC International Holdings Co. Ltd. . 137,000 495,486
Sun Art Retail Group Ltd. ........ 167,000 67,035
Tencent Holdings Ltd. ........... 411,700 24,023,156
Tingyi Cayman Islands Holding Corp. 206,000 423,658
Trip.com Group Ltd., ADR
(e)
....... 6,188 152,349
Venustech Group, Inc., Class A .... 299,496 1,345,006
Vipshop Holdings Ltd., ADR
(e)
...... 41,847 351,515
Security
Shares
Shares Value
China (continued)
Want Want China Holdings Ltd.
(g)
... 1,363,000 $ 1,250,947
Weibo Corp., ADR
(e)(g)
........... 8,050 249,389
WuXi AppTec Co. Ltd., Class A ..... 76,542 1,428,162
Wuxi Biologics Cayman, Inc.
(a)(c)(e)
... 271,465 3,213,848
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 156,934 1,359,794
Yonyou Network Technology Co. Ltd.,
Class A .................. 428,214 2,416,917
Yum China Holdings, Inc. ........ 29,672 1,478,852
186,403,498
Denmark — 0.3%
AP Moller - Maersk A/S, Class B .... 310 1,106,487
DSV Panalpina A/S ............ 42,489 9,901,140
GN Store Nord A/S ............. 8,695 545,575
Novo Nordisk A/S, Class B ....... 52,956 5,948,329
Pandora A/S ................. 55,543 6,909,044
24,410,575
Finland — 0.2%
Neste OYJ .................. 221,128 10,882,990
Nordea Bank Abp ............. 13,223 161,301
Wartsila OYJ Abp .............. 17,085 239,631
11,283,922
France — 2.2%
Alstom SA .................. 441,131 15,664,767
Arkema SA .................. 128,335 18,113,812
BNP Paribas SA .............. 164,731 11,389,677
Cie de Saint-Gobain ............ 243,676 17,141,783
Cie Generale des Etablissements
Michelin SCA .............. 693 113,502
Credit Agricole SA ............. 12,052 171,829
Danone SA .................. 282,659 17,569,936
Electricite de France SA ......... 48,568 571,223
EssilorLuxottica SA ............ 40,988 8,725,404
Kering SA ................... 3,337 2,677,450
La Francaise des Jeux SAEM
(a)(c)
... 5,787 256,467
LVMH Moet Hennessy Louis Vuitton SE 47,285 39,077,927
Orange SA .................. 13,636 145,662
Orpea SA ................... 2,306 231,265
Pernod Ricard SA ............. 2,252 541,781
Remy Cointreau SA ............ 1,654 402,037
Safran SA ................... 220,335 26,974,143
Societe Generale SA ........... 174,439 5,995,247
TOTAL SE .................. 4,869 247,833
166,011,745
Germany — 3.1%
adidas AG .................. 2,889 831,874
Allianz SE (Registered) .......... 62,420 14,722,310
Auto1 Group SE
(a)(c)(e)
........... 302,356 6,682,543
Bayer AG (Registered) .......... 2,146 114,606
Bayerische Motoren Werke AG .... 11,645 1,164,992
Brenntag SE ................. 4,092 369,523
Covestro AG
(a)(c)
............... 83,960 5,167,574
Daimler AG (Registered) ......... 609,706 46,584,099
Daimler Truck Holding AG
(e)
....... 214,961 7,902,432
Deutsche Boerse AG ........... 5,194 867,265
Deutsche Post AG (Registered) .... 5,369 345,338
Deutsche Telekom AG (Registered) . 1,852,223 34,224,458
Evonik Industries AG ........... 6,894 222,714
Fresenius Medical Care AG & Co.
KGaA ................... 2,182 141,455
Fresenius SE & Co. KGaA ........ 3,572 143,571
Infineon Technologies AG ........ 202,501 9,322,837
Puma SE ................... 140,540 17,163,360

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Germany (continued)
SAP SE .................... 6,293 $ 885,674
Siemens AG ................. 350,806 60,760,614
Siemens Energy AG
(e)
........... 28,576 729,097
TeamViewer AG
(e)
............. 9,764 131,020
Telefonica Deutschland Holding AG . 28,271 78,418
Vantage Towers AG ............ 691,240 25,309,566
Vitesco Technologies Group AG
(e)
... 3,857 189,151
234,054,491
Hong Kong — 0.4%
AIA Group Ltd. ............... 2,543,400 25,670,149
ASM Pacific Technology Ltd. ...... 5,600 60,518
Hang Lung Properties Ltd. ........ 359,000 738,483
Jardine Matheson Holdings Ltd. .... 1,900 104,476
Nine Dragons Paper Holdings Ltd. .. 83,000 89,136
26,662,762
India — 0.1%
HCL Technologies Ltd. .......... 48,896 864,966
Indian Oil Corp. Ltd. ............ 140,707 210,529
InterGlobe Aviation Ltd.
(a)(c)(e)
...... 43,485 1,178,579
Reliance Industries Ltd. ......... 82,255 2,612,962
Tata Consultancy Services Ltd. .... 3,691 185,124
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$2,928,536)
(d)(h)
............. 1,951 6,134,383
11,186,543
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 4,043,100 2,070,677
Israel — 0.4%
(e)
Nice Ltd., ADR
(g)
.............. 94,182 28,593,655
SimilarWeb Ltd.
(g)
.............. 55,003 985,104
Taboola.com Ltd., (Acquired 06/30/21,
cost $2,801,000)
(h)
........... 280,100 2,179,178
31,757,937
Italy — 0.8%
Enel SpA ................... 2,613,021 20,893,944
Eni SpA .................... 14,266 198,266
Ferrari NV .................. 25,306 6,513,920
Intesa Sanpaolo SpA ........... 13,887,615 35,870,665
63,476,795
Japan — 2.2%
Advantest Corp. ............... 8,600 814,413
AGC, Inc. ................... 18,600 888,580
Aisin Seiki Co. Ltd. ............. 12,100 464,248
Asahi Group Holdings Ltd. ........ 3,800 147,929
Asahi Kasei Corp. ............. 16,900 159,204
Astellas Pharma, Inc. ........... 118,265 1,924,826
Capcom Co. Ltd. .............. 21,800 513,419
Chubu Electric Power Co., Inc. ..... 24,800 261,950
Chugai Pharmaceutical Co. Ltd. .... 43,200 1,408,148
Daifuku Co. Ltd. ............... 32,000 2,616,797
Daikin Industries Ltd. ........... 2,800 634,254
Disco Corp. .................. 14,200 4,340,266
Electric Power Development Co. Ltd. 7,000 93,027
FANUC Corp. ................ 135,700 28,844,663
Fast Retailing Co. Ltd. .......... 1,000 568,445
Fujitsu Ltd. .................. 8,300 1,426,161
GLP J-Reit .................. 122 210,879
GMO Payment Gateway, Inc. ...... 26,500 3,299,959
Honda Motor Co. Ltd. ........... 54,400 1,547,721
Hoya Corp. .................. 176,293 26,160,439
Inpex Corp. .................. 28,700 249,564
Security
Shares
Shares Value
Japan (continued)
ITOCHU Corp. ............... 33,000 $ 1,009,599
Kao Corp. ................... 35,400 1,854,052
KDDI Corp. .................. 19,000 555,631
Keyence Corp. ............... 18,798 11,819,397
Kirin Holdings Co. Ltd. .......... 80,100 1,290,161
Kose Corp. .................. 60,100 6,817,864
Kyocera Corp. ................ 15,400 962,901
Lixil Corp. ................... 20,000 533,539
Marubeni Corp. ............... 87,200 849,589
Mazda Motor Corp.
(e)
........... 144,000 1,104,897
Mitsubishi Corp. ............... 37,000 1,174,865
Mitsubishi Electric Corp. ......... 184,600 2,343,135
Mitsubishi Heavy Industries Ltd. .... 31,100 719,045
Mitsui & Co. Ltd. .............. 32,500 770,181
Mizuho Financial Group, Inc. ...... 121,400 1,541,933
MS&AD Insurance Group Holdings, Inc. 22,000 677,431
Murata Manufacturing Co. Ltd. ..... 9,400 749,767
NEC Corp. .................. 45,800 2,117,778
Nidec Corp. ................. 8,600 1,017,332
Nintendo Co. Ltd. .............. 1,500 701,786
Nippon Paint Holdings Co. Ltd. ..... 17,000 185,653
Nippon Telegraph & Telephone Corp. 51,800 1,416,640
Nippon Yusen KK .............. 11,700 892,160
Nissan Motor Co. Ltd.
(e)
.......... 68,800 331,378
Nitto Denko Corp. ............. 7,800 602,569
Nomura Holdings, Inc. .......... 387,200 1,686,508
Obic Co. Ltd. ................. 600 112,290
Olympus Corp. ............... 40,200 925,695
Oracle Corp. Japan ............ 13,400 1,018,045
Oriental Land Co. Ltd. .......... 20,900 3,524,307
Osaka Gas Co. Ltd. ............ 9,700 160,431
Otsuka Holdings Co. Ltd. ........ 26,600 967,733
Pan Pacific International Holdings
Corp. .................... 117,400 1,618,223
Panasonic Corp. .............. 91,600 1,006,940
Recruit Holdings Co. Ltd. ........ 187,227 11,393,834
Ricoh Co. Ltd. ................ 43,200 402,672
Rohm Co. Ltd. ................ 6,500 591,301
SoftBank Corp. ............... 84,800 1,071,073
SoftBank Group Corp. .......... 18,600 891,687
Sony Corp. .................. 78,500 9,912,844
Subaru Corp. ................ 37,700 673,617
SUMCO Corp. ................ 12,600 256,571
Sumitomo Corp. .............. 81,000 1,198,751
Sumitomo Mitsui Trust Holdings, Inc. . 6,800 227,381
Suzuki Motor Corp. ............ 33,500 1,291,855
Takeda Pharmaceutical Co. Ltd. .... 33,300 909,367
Terumo Corp. ................ 17,300 730,762
Tokyo Electron Ltd. ............ 1,800 1,036,031
Tokyo Gas Co. Ltd. ............ 4,600 82,572
Toray Industries, Inc. ........... 26,500 157,003
Toyota Motor Corp. ............ 135,100 2,496,998
Yamato Holdings Co. Ltd. ........ 43,200 1,014,834
163,973,500
Luxembourg — 0.1%
ArcelorMittal SA ............... 94,604 3,034,771
Arrival SA
(e)(g)
................. 921,360 6,836,491
9,871,262
Macau — 0.0%
Sands China Ltd.
(e)
............. 43,600 101,187

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
12
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 26,476 $ 206,230
Grupo Bimbo SAB de CV ........ 100,338 309,166
515,396
Netherlands — 1.6%
Adyen NV
(a)(c)(e)
............... 8,714 22,874,273
ASML Holding NV ............. 59,287 47,490,122
Heineken Holding NV ........... 1,154 106,404
ING Groep NV ................ 3,210,628 44,637,391
Koninklijke Ahold Delhaize NV ..... 10,663 365,915
Koninklijke Philips NV ........... 46,997 1,739,435
Randstad NV ................ 13,788 940,580
Royal Dutch Shell plc, Class A ..... 18,900 414,182
Salt Pay Co Ltd., Series C (Acquired
11/16/21, cost $2,894,102)
(d)(e)(h)
.. 1,490 2,894,102
121,462,404
Norway — 0.1%
LINK Mobility Group Holding ASA
(e)
.. 216,508 470,672
Norsk Hydro ASA .............. 430,737 3,389,293
3,859,965
Poland — 0.0%
Dino Polska SA
(a)(c)(e)
............ 1,330 121,244
Polski Koncern Naftowy ORLEN SA . 10,851 200,005
321,249
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 75,890 1,736,655
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 2,041 87,637
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 97,100 2,351,661
Singapore Press Holdings Ltd. ..... 40,900 70,612
United Overseas Bank Ltd. ....... 101,100 2,019,141
4,441,414
South Africa — 0.1%
Anglo American plc ............ 164,331 6,759,303
FirstRand Ltd. ................ 48,293 184,245
Impala Platinum Holdings Ltd. ..... 33,317 469,994
Kumba Iron Ore Ltd. ............ 9,087 262,061
Standard Bank Group Ltd. ........ 11,818 103,826
7,779,429
South Korea — 0.6%
Amorepacific Corp.
(g)
........... 85,329 11,974,693
DL E&C Co. Ltd.
(e)
............. 1,152 115,137
Fila Holdings Corp. ............ 4,407 132,810
Hana Financial Group, Inc. ....... 12,099 427,447
Kakao Corp. ................. 82,397 7,780,938
KB Financial Group, Inc. ......... 8,465 391,458
Kia Corp. ................... 2,985 206,004
Krafton, Inc.
(e)(g)
............... 1,960 757,528
Kumho Petrochemical Co. Ltd. ..... 2,028 282,711
LG Chem Ltd. ................ 13,843 7,156,306
LG Household & Health Care Ltd. ... 318 293,503
Lotte Chemical Corp. ........... 646 117,844
OCI Co. Ltd.
(e)
................ 781 68,220
POSCO .................... 5,691 1,319,668
Samsung Biologics Co. Ltd.
(a)(c)(e)
... 348 264,239
Samsung Electronics Co. Ltd. ..... 15,448 1,014,547
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 1,096 186,184
Security
Shares
Shares Value
South Korea (continued)
Samsung SDI Co. Ltd. .......... 17,193 $ 9,455,670
SK Hynix, Inc. ................ 1,757 192,976
SK Innovation Co. Ltd.
(e)
......... 1,889 378,237
42,516,120
Spain — 0.4%
Banco Santander SA ........... 35,842 119,034
Cellnex Telecom SA
(a)(c)
.......... 486,189 28,163,771
Endesa SA .................. 20,930 481,838
Iberdrola SA ................. 66,507 787,442
29,552,085
Sweden — 0.9%
Atlas Copco AB, Class A ......... 106,426 7,354,126
Elekta AB, Class B ............. 18,245 230,681
Epiroc AB, Class A ............. 154,851 3,915,533
EQT AB .................... 1,533 83,104
H & M Hennes & Mauritz AB, Class B 38,485 755,157
Hexagon AB, Class B ........... 490,165 7,764,483
Kinnevik AB, Class B
(e)
.......... 3,642 129,486
Lundin Energy AB ............. 2,061 73,748
Saab AB, Class B ............. 6,192 157,275
Sandvik AB .................. 781,120 21,772,587
Svenska Handelsbanken AB, Class A 54,843 592,741
Volvo AB, Class B ............. 1,132,582 26,192,666
69,021,587
Switzerland — 0.7%
ABB Ltd. (Registered) ........... 45,908 1,749,683
Adecco Group AG (Registered) .... 23,959 1,220,888
Alcon, Inc.
(g)
................. 13,500 1,176,120
Cie Financiere Richemont SA
(Registered) ............... 33,272 4,971,997
Julius Baer Group Ltd. .......... 7,009 468,708
Kuehne + Nagel International AG
(Registered) ............... 1,224 394,198
Lonza Group AG (Registered) ..... 9,303 7,745,569
Nestle SA (Registered) .......... 47,632 6,650,252
Novartis AG (Registered) ........ 2,670 234,618
On Holding AG, Class A
(e)(g)
....... 15,008 567,452
Partners Group Holding AG ....... 1,512 2,496,024
Roche Holding AG ............. 568 235,641
Sika AG (Registered) ........... 26,906 11,182,603
STMicroelectronics NV .......... 86,306 4,244,093
Straumann Holding AG (Registered) . 3,394 7,176,924
Swatch Group AG (The) ......... 1,841 560,651
UBS Group AG (Registered) ...... 7,404 132,897
Vifor Pharma AG .............. 379 67,328
51,275,646
Taiwan — 0.9%
ASE Technology Holding Co. Ltd. ... 64,000 247,310
Asustek Computer, Inc. .......... 14,000 190,057
Cathay Financial Holding Co. Ltd. ... 663,000 1,493,641
Evergreen Marine Corp. Taiwan Ltd. . 104,000 532,784
Formosa Plastics Corp. .......... 308,000 1,156,008
Fubon Financial Holding Co. Ltd. ... 692,916 1,907,269
Hon Hai Precision Industry Co. Ltd. .. 364,960 1,368,652
MediaTek, Inc. ................ 42,000 1,802,200
Nan Ya Plastics Corp. ........... 417,000 1,284,671
Nanya Technology Corp. ......... 47,000 132,381
Novatek Microelectronics Corp. .... 45,000 873,824
Sea Ltd., ADR
(e)
............... 670 149,886
SinoPac Financial Holdings Co. Ltd. . 293,000 170,875
Taiwan Cooperative Financial Holding
Co. Ltd. .................. 314,000 288,513
Taiwan Glass Industry Corp. ...... 264,000 254,737

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 2,372,000 $ 52,471,010
Uni-President Enterprises Corp. .... 322,000 797,213
United Microelectronics Corp. ..... 160,000 374,843
Yageo Corp. ................. 23,000 397,661
65,893,535
Thailand — 0.0%
Intouch Holdings PCL, Class F ..... 576,700 1,384,781
Turkey — 0.0%
BIM Birlesik Magazalar A/S ....... 21,237 98,407
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 365,939 5
United Kingdom — 2.4%
Alphawave IP Group plc
(e)(g)
....... 745,739 2,016,771
AstraZeneca plc .............. 251,753 29,397,059
Auto Trader Group plc
(a)(c)
........ 309,842 3,103,029
Barclays plc ................. 896,436 2,283,459
BP plc ..................... 339,367 1,520,576
BP plc, ADR
(g)
................ 189,399 5,043,695
British American Tobacco plc ...... 5,404 200,660
Burberry Group plc ............. 27,150 670,123
Compass Group plc
(e)
........... 787,641 17,732,706
Diageo plc .................. 27,758 1,517,698
Dr. Martens plc
(e)
.............. 88,792 514,389
Experian plc ................. 3,329 163,973
Exscientia Ltd., (Acquired 02/24/21,
cost $5,148,190)
(e)(h)
.......... 735,000 14,164,544
Genius Sports Ltd.
(e)
............ 280,973 2,135,395
GlaxoSmithKline plc ............ 19,628 427,356
Hargreaves Lansdown plc ........ 8,644 158,844
Intertek Group plc ............. 1,929 147,159
Kingfisher plc ................ 110,496 508,253
Legal & General Group plc ....... 140,313 566,625
Linde plc ................... 16,367 5,670,020
Lloyds Banking Group plc ........ 75,242,998 48,862,231
London Stock Exchange Group plc .. 1,666 156,721
National Grid plc .............. 19,106 275,495
NatWest Group plc ............. 78,796 241,298
RELX plc ................... 9,935 324,347
Royal Mail plc ................ 69,461 476,240
Smith & Nephew plc ............ 25,201 439,818
Spirax-Sarco Engineering plc ...... 20,513 4,464,254
THG Holdings Ltd.
(e)(g)
........... 2,771,840 8,599,181
Unilever plc .................. 578,950 31,036,730
Vodafone Group plc ............ 112,524 169,488
182,988,137
United States — 46.0%
Abbott Laboratories ............ 434,472 61,147,589
AbbVie, Inc. ................. 404,463 54,764,290
Accenture plc, Class A .......... 789 327,080
Activision Blizzard, Inc. .......... 11,851 788,447
Adobe, Inc.
(e)
................. 3,346 1,897,383
Advance Auto Parts, Inc. ......... 30,038 7,205,514
Advanced Micro Devices, Inc.
(e)
.... 3,952 568,693
Agilent Technologies, Inc. ........ 5,883 939,221
Air Products & Chemicals, Inc. ..... 113,443 34,516,167
Airbnb, Inc., Class A
(e)
........... 11,695 1,947,101
Akamai Technologies, Inc.
(e)
....... 1,106 129,446
Albemarle Corp. .............. 60,885 14,233,086
Alcoa Corp. .................. 30,453 1,814,390
Allegion plc .................. 1,279 169,391
Allstate Corp. (The) ............ 2,808 330,361
Security
Shares
Shares Value
United States (continued)
Alnylam Pharmaceuticals, Inc.
(e)
.... 22,161 $ 3,758,062
Alphabet, Inc., Class A
(e)
......... 232 672,113
Alphabet, Inc., Class C
(e)
......... 48,091 139,155,637
Altair Engineering, Inc., Class A
(e)(g)
.. 92,191 7,128,208
AltC Acquisition Corp., Class A
(e)(g)
.. 224,345 2,209,798
Altice USA, Inc., Class A
(e)
........ 42,045 680,288
Amazon.com, Inc.
(e)
............ 31,458 104,891,668
American Tower Corp. .......... 204,855 59,920,087
American Water Works Co., Inc. .... 26,634 5,030,097
AMETEK, Inc. ................ 4,120 605,805
Amphenol Corp., Class A ........ 3,208 280,572
Analog Devices, Inc. ............ 2,074 364,547
ANSYS, Inc.
(e)
................ 18,427 7,391,438
Anthem, Inc. ................. 71,615 33,196,417
Aon plc, Class A .............. 388 116,617
Apple, Inc.
(g)(i)
................ 865,086 153,613,321
Applied Materials, Inc. .......... 209,959 33,039,148
Aptiv plc
(e)
................... 114,122 18,824,424
Arthur J Gallagher & Co. ......... 1,412 239,574
Astra Space, Inc., (Acquired 06/30/21,
cost $2,495,210)
(e)(h)
.......... 249,521 1,729,181
Atlassian Corp. plc, Class A
(e)
...... 15,685 5,980,534
Autodesk, Inc.
(e)
............... 100,216 28,179,737
AutoZone, Inc.
(e)
.............. 186 389,929
AvidXchange Holdings, Inc.
(e)
...... 5,767 86,851
Bank of America Corp. .......... 1,368,515 60,885,232
Bank of New York Mellon Corp. (The) 4,466 259,385
Bath & Body Works, Inc. ......... 63,915 4,460,628
Becton Dickinson and Co. ........ 3,254 818,316
Berkshire Grey, Inc., Class A
(e)
..... 89,420 491,810
Berkshire Hathaway, Inc., Class B
(e)
. 5,067 1,515,033
Best Buy Co., Inc. ............. 55,247 5,613,095
Bio-Rad Laboratories, Inc., Class A
(e)
. 154 116,358
Booking Holdings, Inc.
(e)
......... 56 134,357
Boston Scientific Corp.
(e)
......... 1,217,232 51,708,015
Bristol-Myers Squibb Co. ......... 497,373 31,011,207
Brookfield Renewable Corp. ...... 1,972 72,569
Brown & Brown, Inc. ............ 2,342 164,596
Brown-Forman Corp., Class B ..... 18,840 1,372,682
Cadence Design Systems, Inc.
(e)
... 41,220 7,681,347
California Resources Corp. ....... 131,224 5,604,577
Capital One Financial Corp.
(g)
...... 312,323 45,314,944
Capri Holdings Ltd.
(e)
........... 83,925 5,447,572
Cardinal Health, Inc. ............ 2,467 127,026
Carrier Global Corp. ............ 92,660 5,025,878
CBRE Acquistion Holding, (Acquired
12/09/21, cost $1,287,500)
(e)(h)
... 128,750 1,249,871
CBRE Group, Inc., Class A
(e)
...... 4,509 489,272
Cerner Corp. ................. 5,520 512,642
CF Industries Holdings, Inc. ....... 47,135 3,336,215
Charles River Laboratories
International, Inc.
(e)
........... 678 255,457
Charles Schwab Corp. (The)
(g)
..... 576,086 48,448,833
Charter Communications, Inc., Class
A
(e)
..................... 42,812 27,912,140
Cigna Corp. ................. 2,368 543,764
Citigroup, Inc. ................ 3,466 209,312
Citrix Systems, Inc. ............ 2,030 192,018
CME Group, Inc. .............. 25,631 5,855,658
Comcast Corp., Class A ......... 841,739 42,364,724
ConocoPhillips
(g)
.............. 787,992 56,877,263
Constellation Brands, Inc., Class A .. 6,633 1,664,684
Corteva, Inc. ................. 21,061 995,764
Costco Wholesale Corp. ......... 90,423 51,333,137
Crowdstrike Holdings, Inc., Class A
(e)
. 64,430 13,192,042

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
14
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
United States (continued)
Crown Castle International Corp. ... 4,963 $ 1,035,977
Crown PropTech Acquisitions
(e)
..... 162,972 1,668,833
Crown PropTech Acquisitions
(d)
..... 62,472 150,558
Danaher Corp. ............... 10,227 3,364,785
Datadog, Inc., Class A
(e)
......... 21,820 3,886,360
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/01/21, cost
$8,829,800)
(e)(h)(j)
............ 8,829,800 6,140,305
DaVita, Inc.
(e)
................. 11,169 1,270,585
Deere & Co. ................. 6,477 2,220,899
Dell Technologies, Inc., Class C
(e)
... 12,379 695,328
Delta Air Lines, Inc.
(e)
........... 67,635 2,643,176
Devon Energy Corp. ............ 66,814 2,943,157
DexCom, Inc.
(e)
............... 14,146 7,595,695
Dick's Sporting Goods, Inc.
(g)
...... 21,114 2,427,899
Diversey Holdings Ltd.
(e)
......... 789,948 10,514,208
DocuSign, Inc.
(e)
.............. 4,262 649,145
Doma Holding, Inc., (Acquired
07/28/21, cost $4,723,000)
(e)(h)
... 447,600 2,273,808
Dominion Energy, Inc. ........... 1,167 91,679
DoubleVerify Holdings, Inc.
(e)
...... 43,448 1,445,949
DR Horton, Inc. ............... 347,945 37,734,635
Duke Energy Corp. ............ 783 82,137
Dynatrace, Inc.
(e)
.............. 82,543 4,981,470
Eaton Corp. plc ............... 6,510 1,125,058
Edwards Lifesciences Corp.
(e)
..... 205,241 26,588,972
Electronic Arts, Inc. ............ 11,428 1,507,353
Element Solutions, Inc. .......... 65,592 1,592,574
Eli Lilly & Co. ................ 598 165,180
Emerson Electric Co. ........... 19,646 1,826,489
Energy Transfer LP ............ 295,477 2,431,776
Enphase Energy, Inc.
(e)
.......... 520 95,129
EPAM Systems, Inc.
(e)
........... 4,379 2,927,143
Epic Games, Inc., (Acquired 07/02/20,
cost $8,212,150)
(d)(h)
.......... 14,282 13,802,696
EQT Corp.
(e)
................. 1,397,280 30,474,677
Equity Residential ............. 8,370 757,485
Essex Property Trust, Inc. ........ 796 280,375
Estee Lauder Cos., Inc. (The), Class A 8,678 3,212,596
Expedia Group, Inc.
(e)
........... 32,729 5,914,785
Extra Space Storage, Inc. ........ 555 125,835
Exxon Mobil Corp. ............. 53,837 3,294,286
Facebook, Inc., Class A
(e)
........ 69,786 23,472,521
Fanatics Holdings Inc., (Acquired
12/15/21, cost $11,574,996)
(d)(e)(h)
. 170,622 11,574,996
FedEx Corp. ................. 19,008 4,916,229
Ferguson plc ................. 33,810 6,005,561
Fidelity National Information Services,
Inc. ..................... 3,294 359,540
Floor & Decor Holdings, Inc., Class A
(e)
44,274 5,756,063
FMC Corp. .................. 6,259 687,801
Ford Motor Co. ............... 270,096 5,609,894
Fortinet, Inc.
(e)
................ 30,071 10,807,517
Fortive Corp. ................. 597,738 45,601,432
Fortune Brands Home & Security, Inc. 41,442 4,430,150
Franklin Resources, Inc. ......... 21,834 731,221
Freeport-McMoRan, Inc.
(i)
........ 924,544 38,581,221
Frontier Communications Parent, Inc.
(e)
(g)
...................... 150,034 4,424,503
Fusion Acquisition Corp., Class
A (Acquired 09/22/21, cost
$2,804,430)
(e)(h)
............. 280,443 1,130,185
Garmin Ltd. .................. 887 120,783
Gartner, Inc.
(e)
................ 1,471 491,785
Generac Holdings, Inc.
(e)
......... 13,934 4,903,653
Security
Shares
Shares Value
United States (continued)
General Motors Co.
(e)
........... 197,098 $ 11,555,856
Genuine Parts Co. ............. 3,961 555,332
Gilead Sciences, Inc. ........... 2,622 190,383
Gitlab, Inc., Class A
(e)
........... 627 54,549
Global Foundries, Inc.
(e)
......... 271,404 17,633,118
Global Payments, Inc. .......... 903 122,068
Globe Life, Inc. ............... 1,300 121,836
Gores Holdings VIII, Inc., Class A
(e)
.. 70,492 719,018
Green Plains, Inc.
(e)
............ 42,393 1,473,581
Hasbro, Inc. ................. 1,698 172,822
HCA Healthcare, Inc. ........... 6,218 1,597,529
Healthcare Merger Corp., (Acquired
10/30/20, cost $3,117,860)
(h)
.... 311,786 399,086
Hess Corp. .................. 3,703 274,133
Hewlett Packard Enterprise Co. .... 35,276 556,302
Highland Transcend Partners I Corp.
(e)
227,970 2,370,888
Hilton Worldwide Holdings, Inc.
(e)
... 137,079 21,382,953
Hologic, Inc.
(e)
................ 4,323 330,969
Home Depot, Inc. (The) ......... 103,846 43,097,128
Honeywell International, Inc. ...... 741 154,506
HP, Inc. .................... 12,942 487,525
Humana, Inc. ................ 227 105,296
IDEXX Laboratories, Inc.
(e)
........ 1,291 850,072
iHeartMedia, Inc., Class A
(e)
....... 3,240 68,170
IHS Markit Ltd. ............... 2,998 398,494
Informatica, Inc., Class A
(e)
....... 110,629 4,091,060
Ingersoll Rand, Inc. ............ 3,383 209,306
International Flavors & Fragrances, Inc. 133,559 20,120,663
International Paper Co. .......... 3,499 164,383
Intuit, Inc. ................... 1,248 802,739
Intuitive Surgical, Inc.
(e)
.......... 62,992 22,633,026
Invesco Ltd. ................. 26,609 612,539
IQVIA Holdings, Inc.
(e)
........... 1,356 382,582
Israel Amplify Program Corp.
(d)(e)
.... 116,847 30,380
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)(h)
........ 301,223 3
Johnson & Johnson
(i)
........... 357,241 61,113,218
Johnson Controls International plc .. 54,935 4,466,765
JPMorgan Chase & Co. ......... 10,584 1,675,976
Khosla Ventures Acquisition Co.
(e)
... 264,466 2,565,320
Kinder Morgan, Inc. ............ 18,886 299,532
Kroger Co. (The) .............. 7,692 348,140
Lam Research Corp. ........... 1,493 1,073,691
Latch, Inc., (Acquired 06/04/21, cost
$2,178,410)
(e)(h)
............. 217,841 1,649,056
Leidos Holdings, Inc. ........... 2,712 241,097
Lennar Corp., Class A ........... 2,093 243,123
Liberty Broadband Corp., Class C
(e)
. 691 111,320
Liberty Media Acquisition Corp.
(e)
... 448,561 4,759,232
Liberty Media Corp.-Liberty SiriusXM,
Class A
(e)
................. 257,964 13,117,470
Liberty Media Corp.-Liberty SiriusXM,
Class C
(e)
................. 356,972 18,152,026
Lions Gate Entertainment Corp., Class
A
(e)(g)
.................... 131,851 2,194,001
Live Nation Entertainment, Inc.
(e)(g)
.. 46,576 5,574,681
LKQ Corp. .................. 11,460 687,944
Lookout, Inc., (Acquired 03/04/15, cost
$936,169)
(d)(e)(h)
............. 73,943 814,852
Lowe's Cos., Inc. .............. 78,538 20,300,502
Lululemon Athletica, Inc.
(e)
........ 2,313 905,424
Marsh & McLennan Cos., Inc. ..... 264,933 46,050,654
Masco Corp. ................. 532,957 37,424,241
Masimo Corp.
(e)
............... 21,738 6,364,452
Mastercard, Inc., Class A ......... 144,721 52,001,150

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
United States (continued)
McDonald's Corp. ............. 146,290 $ 39,215,960
Medtronic plc ................ 12,223 1,264,469
Merck & Co., Inc. .............. 10,841 830,854
Mettler-Toledo International, Inc.
(e)
.. 867 1,471,481
Micron Technology, Inc. .......... 265,443 24,726,015
Microsoft Corp.
(i)
.............. 554,396 186,454,463
Mirion Technologies, Class A (Acquired
10/20/21, cost $7,569,900)
(e)(h)
... 756,990 7,925,685
Moderna, Inc.
(e)
............... 18,555 4,712,599
Mondelez International, Inc., Class A . 1,130 74,930
MongoDB, Inc.
(e)
.............. 9,762 5,167,515
Monolithic Power Systems, Inc. .... 396 195,359
Moody's Corp. ................ 354 138,265
Morgan Stanley
(g)
.............. 369,781 36,297,703
Mosaic Co. (The) .............. 15,647 614,771
Motorola Solutions, Inc. ......... 364 98,899
MSCI, Inc. .................. 140 85,777
Netflix, Inc.
(e)
................. 1,613 971,736
New Relic, Inc.
(e)
.............. 42,339 4,655,596
Newmont Corp. ............... 1,429 88,627
NextEra Energy, Inc. ........... 629,014 58,724,747
NIKE, Inc., Class B ............ 36,153 6,025,620
Northern Trust Corp. ............ 5,381 643,621
NortonLifeLock, Inc. ............ 22,759 591,279
NVIDIA Corp. ................ 134,925 39,682,792
NVR, Inc.
(e)
.................. 26 153,631
Offerpad Solutions, Inc., Class
A (Acquired 09/01/21, cost
$2,483,100)
(e)(h)
............. 248,310 1,589,184
Okta, Inc., Class A
(e)
............ 23,503 5,268,667
ONEOK, Inc. ................. 12,655 743,608
Opendoor Technologies, Inc.
(e)
..... 248,045 3,623,937
Oracle Corp. ................. 1,938 169,013
O'Reilly Automotive, Inc.
(e)
........ 9,608 6,785,458
Otis Worldwide Corp. ........... 8,595 748,367
Palantir Technologies, Inc., Class A
(e)
20,495 373,214
Palo Alto Networks, Inc.
(e)(g)
....... 18,666 10,392,482
Park Hotels & Resorts, Inc.
(e)
...... 38,294 722,991
Parker-Hannifin Corp. ........... 65,010 20,680,981
PayPal Holdings, Inc.
(e)
.......... 84,845 16,000,070
Peloton Interactive, Inc., Class A
(e)
.. 182,867 6,539,324
Penn National Gaming, Inc.
(e)
...... 52,856 2,740,584
PepsiCo, Inc. ................ 28,431 4,938,749
Petco Health & Wellness Co., Inc.
(e)(g)
61,992 1,226,822
Philip Morris International, Inc. ..... 8,119 771,305
Pinterest, Inc., Class A
(e)
......... 7,304 265,500
Planet Labs Pbc, (Acquired 12/07/21,
cost $2,068,000)
(e)(h)
.......... 206,800 1,131,868
Playstudios, Inc., (Acquired 06/17/21,
cost $3,467,480)
(e)(h)
.......... 346,748 1,369,655
Playtika Holding Corp.
(e)
......... 547,791 9,471,306
PNC Financial Services Group, Inc.
(The) .................... 2,448 490,873
PPG Industries, Inc. ............ 250,197 43,143,971
Prologis, Inc. ................. 11,651 1,961,562
Proof Acquisition Corp.
(d)(e)
........ 30,948 155
Public Storage ................ 547 204,884
PVH Corp. .................. 32,392 3,454,607
QIAGEN NV
(e)
................ 105,497 5,863,523
QIAGEN NV
(e)
................ 3,456 191,638
QUALCOMM, Inc. ............. 41,557 7,599,529
Raytheon Technologies Corp. ..... 1,830 157,490
Regeneron Pharmaceuticals, Inc.
(e)
.. 15,746 9,943,914
ResMed, Inc. ................ 29,850 7,775,328
RingCentral, Inc., Class A
(e)
....... 4,757 891,224
Security
Shares
Shares Value
United States (continued)
Rivian Automotive, Inc., Class A
(e)(g)
.. 130,453 $ 13,526,672
Robert Half International, Inc. ...... 1,902 212,111
Rocket Lab USA, Inc., (Acquired
08/25/21, cost $1,876,930)
(e)(h)
... 187,693 2,304,870
Rockwell Automation, Inc. ........ 3,034 1,058,411
Roku, Inc.
(e)
.................. 280 63,896
Rollins, Inc. .................. 2,522 86,278
Rotor Acquisition Corp.
(d)
......... 31,440 227,940
S&P Global, Inc. .............. 11,384 5,372,451
salesforce.com, Inc.
(e)
........... 225,184 57,226,010
Sarcos Technology & Robotics Corp.
(e)
58,607 584,898
Sarcos Technology & Robotics,
(Acquired 09/24/21, cost
$11,766,520)
(e)(h)
............ 1,176,652 11,742,987
SBA Communications Corp. ...... 4,499 1,750,201
Schneider Electric SE ........... 7,861 1,545,438
Seagen, Inc.
(e)
................ 70,556 10,907,958
Sema4 Holdings Corp., (Acquired
07/17/20, cost $3,686,955)
(e)(h)
... 743,971 3,300,597
Sema4 Holdings Corp., (Acquired
07/22/21, cost $3,087,660)
(e)(h)
... 308,766 1,377,096
Sempra Energy ............... 305,245 40,377,809
ServiceNow, Inc.
(e)
............. 60,584 39,325,680
Signet Jewelers Ltd.
(g)
........... 36,012 3,134,124
Skyworks Solutions, Inc. ......... 1,293 200,596
SmartRent, Inc., Class A
(e)(g)
....... 282,014 2,729,895
Snap-on, Inc. ................ 2,762 594,880
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $301,445)
(d)(e)(h)
... 20,070 287,402
Snowflake, Inc., Class A
(e)
........ 1,662 563,002
Sonos, Inc.
(e)
................. 226,276 6,743,025
Southern Co. (The) ............ 3,249 222,816
Southwest Airlines Co.
(e)
......... 10,010 428,828
Splunk, Inc.
(e)
................ 14,465 1,673,890
Starbucks Corp. ............... 1,465 171,361
Starwood Property Trust, Inc. ...... 145,435 3,534,070
State Street Corp. ............. 1,986 184,698
Stellantis NV ................. 69,078 1,304,096
Stryker Corp. ................ 16,880 4,514,050
Sun Country Airlines Holdings,
Inc., (Acquired 06/25/21, cost
$7,291,224)
(e)(h)
............. 323,187 8,806,846
Synopsys, Inc.
(e)
.............. 496 182,776
T. Rowe Price Group, Inc. ........ 2,895 569,273
Target Corp. ................. 1,859 430,247
TE Connectivity Ltd. ............ 170,825 27,560,905
Teledyne Technologies, Inc.
(e)
...... 556 242,911
Tesla, Inc.
(e)
.................. 1,658 1,752,141
Thermo Fisher Scientific, Inc. ...... 89,808 59,923,490
TJX Cos., Inc. (The) ............ 481,898 36,585,696
T-Mobile US, Inc.
(e)
............. 477 55,322
Toast, Inc., Class A
(e)(g)
.......... 157,500 5,466,825
TPB Acquisition Corp. I, Class A
(e)
... 81,647 796,875
Trane Technologies plc .......... 20,208 4,082,622
TransDigm Group, Inc.
(e)
......... 12,344 7,854,240
Trimble, Inc.
(e)
................ 2,628 229,135
Twilio, Inc., Class A
(e)
........... 29,519 7,773,533
Twitter, Inc.
(e)
................. 9,277 400,952
Uber Technologies, Inc.
(e)
........ 54,265 2,275,331
UDR, Inc. ................... 3,042 182,490
Ulta Beauty, Inc.
(e)
............. 7,108 2,930,913
United Parcel Service, Inc., Class B . 249,237 53,421,459
United Rentals, Inc.
(e)
........... 13,174 4,377,588
United States Steel Corp. ........ 104,598 2,490,478
UnitedHealth Group, Inc. ......... 184,550 92,669,937

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
16
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
United States (continued)
US Bancorp ................. 69,086 $ 3,880,561
Vail Resorts, Inc. .............. 1,972 646,619
Valero Energy Corp.
(g)
........... 368,830 27,702,821
VeriSign, Inc.
(e)
............... 31,867 8,088,482
Verisk Analytics, Inc. ............ 26,962 6,167,018
Verizon Communications, Inc. ..... 41,942 2,179,306
Vertex Pharmaceuticals, Inc.
(e)
..... 2,923 641,891
Vertiv Holdings Co., Class A (Acquired
03/01/21, cost $2,650,251)
(h)
.... 1,242,945 31,036,337
VF Corp. ................... 11,532 844,373
Victoria's Secret & Co.
(e)
......... 28,144 1,563,118
Visa, Inc., Class A ............. 588 127,425
VMware, Inc., Class A ........... 8,357 968,409
Vulcan Materials Co. ........... 192,591 39,978,040
Walmart, Inc. ................. 125,719 18,190,282
Walt Disney Co. (The)
(e)
......... 296,676 45,952,146
Waste Connections, Inc. ......... 6,313 860,272
Waters Corp.
(e)
............... 2,286 851,764
Western Digital Corp.
(e)
.......... 102,240 6,667,070
Weyerhaeuser Co. ............. 112,760 4,643,457
Williams-Sonoma, Inc.
(g)
......... 89,843 15,195,147
Willis Towers Watson plc ......... 3,986 946,635
WillScot Mobile Mini Holdings Corp.
(e)
130,926 5,347,018
Workday, Inc., Class A
(e)
......... 17,669 4,826,817
WR Berkley Corp. ............. 1,813 149,373
Wynn Resorts Ltd.
(e)
............ 11,197 952,193
Xilinx, Inc. ................... 60,202 12,764,630
Yum! Brands, Inc. ............. 3,247 450,878
Zebra Technologies Corp., Class A
(e)
. 1,221 726,739
Zimmer Biomet Holdings, Inc. ..... 6,904 877,084
Zoetis, Inc. .................. 33,895 8,271,397
Zoom Video Communications, Inc.,
Class A
(e)
................. 3,293 605,616
Zscaler, Inc.
(e)
................ 29,609 9,514,260
3,464,917,225
Total Common Stocks — 68.0%
(Cost: $3,978,075,843) ........................... 5,128,245,221
Par (000)
Pa r (000)
Corporate Bonds — 7.0%
Argentina — 0.0%
Genneia SA, 8.75%
,
09/02/27
(a)
.... USD 297 277,765
Australia — 0.6%
Oceana Australian Fixed Income Trust
(d)
10.00%, 08/31/23 ........... AUD 1,989 1,454,332
10.25%, 08/31/25 ........... 3,691 2,695,592
Quintis Australia Pty. Ltd.
(a)(d)(f)(k)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 19,974 19,565,791
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 18,591 18,591,047
42,306,762
Bahrain — 0.0%
BBK BSC, 5.50%
,
07/09/24
(c)
...... 333 346,070
Brazil — 0.1%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
89 94,663
Azul Investments LLP, 7.25%
,
06/15/26
(a)
................ 202 184,994
Banco do Brasil SA, 4.75%
,
03/20/24
(c)
361 377,764
Security
Par (000)
Par (000) Value
Brazil (continued)
Embraer Netherlands Finance BV,
6.95%
,
01/17/28
(a)
........... USD 359 $ 397,884
Gol Finance SA, 8.00%
,
06/30/26
(a)
.. 332 312,350
Itau Unibanco Holding SA, 3.25%
,
01/24/25
(a)
................ 375 379,758
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 428 395,900
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 255 253,645
Nexa Resources SA, 5.38%
,
05/04/27
(a)
350 370,847
Oi SA, 10.00%
,
(10.00% Cash or
4.00% PIK), 07/27/25
(k)
........ 221 194,590
Rumo Luxembourg SARL, 5.88%
,
01/18/25
(a)
................ 204 209,521
Simpar Europe SA, 5.20%
,
01/26/31
(a)
201 187,282
Suzano Austria GmbH
3.75%, 01/15/31 ............ 316 320,700
3.13%, 01/15/32 ............ 490 474,075
XP, Inc., 3.25%
,
07/01/26
(a)
....... 246 236,437
4,390,410
Canada — 0.0%
(a)
Bombardier, Inc., 7.13%
,
06/15/26 .. 599 621,408
Brookfield Residential Properties, Inc.
6.25%, 09/15/27 ............ 101 105,424
5.00%, 06/15/29 ............ 556 556,389
Mattamy Group Corp., 4.63%
,
03/01/30 1,288 1,311,764
2,594,985
Chile — 0.0%
Antofagasta plc, 2.38%
,
10/14/30
(a)
.. 203 192,888
Celulosa Arauco y Constitucion SA,
5.15%
,
01/29/50
(a)
........... 200 227,350
Colbun SA, 3.15%
,
01/19/32
(a)
..... 200 197,475
GNL Quintero SA, 4.63%
,
07/31/29
(c)
237 251,013
Kenbourne Invest SA, 6.88%
,
11/26/24
(a)
................ 332 346,483
Sable International Finance Ltd.,
5.75%
,
09/07/27
(c)
........... 211 216,011
Sociedad Quimica y Minera de Chile
SA, 3.50%
,
09/10/51
(a)
........ 300 289,088
VTR Comunicaciones SpA, 4.38%
,
04/15/29
(a)
................ 615 611,925
2,332,233
China — 0.4%
Agile Group Holdings Ltd., 5.50%
,
04/21/25
(c)
................ 965 571,763
Central China Real Estate Ltd.
(c)
7.65%, 08/27/23 ............ 282 185,415
7.90%, 11/07/23 ............ 440 288,200
China Aoyuan Group Ltd.
(c)
7.95%, 02/19/23 ............ 520 101,400
7.95%, 06/21/24 ............ 684 129,746
5.98%, 08/18/25 ............ 720 136,575
6.20%, 03/24/26 ............ 887 168,708
China Evergrande Group
(c)(e)(l)
8.25%, 03/23/22 ............ 653 118,887
9.50%, 04/11/22 ............ 653 100,317
11.50%, 01/22/23 ........... 645 96,670
10.00%, 04/11/23 ........... 322 48,360
China Grand Automotive Services Ltd.,
8.63%
,
04/08/22
(c)
........... 430 279,366
China Milk Products Group Ltd., 0.00%
,
01/05/12
(e)(l)(m)(n)
............. 4,800 4,800

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
China (continued)
China SCE Group Holdings Ltd.
(c)
7.25%, 04/19/23 ............ USD 322 $ 283,360
7.38%, 04/09/24 ............ 323 273,355
5.95%, 09/29/24 ............ 323 267,283
7.00%, 05/02/25 ............ 323 260,822
CIFI Holdings Group Co. Ltd.
(c)
6.45%, 11/07/24 ............ 245 241,861
6.00%, 07/16/25 ............ 200 195,260
5.95%, 10/20/25 ............ 200 194,000
4.45%, 08/17/26 ............ 403 374,664
Country Garden Holdings Co. Ltd.,
5.40%
,
05/27/25
(c)
........... 660 623,700
DaFa Properties Group Ltd., 9.95%
,
01/18/22
(c)
................ 430 391,257
Dexin China Holdings Co. Ltd.
(c)
11.88%, 04/23/22 ........... 270 211,579
9.95%, 12/03/22 ............ 450 315,647
Easy Tactic Ltd.
(c)
9.13%, 07/28/22 ............ 200 86,350
12.38%, 11/18/22 ........... 200 86,537
5.88%, 02/13/23 ............ 200 74,000
8.13%, 02/27/23 ............ 200 73,500
11.75%, 08/02/23 ........... 610 222,650
8.63%, 03/05/24 ............ 430 147,275
11.63%, 09/03/24 ........... 290 99,325
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
11.75%, 04/17/22 ........... 920 211,600
7.95%, 07/05/22 ............ 280 64,400
10.88%, 01/09/23 ........... 1,048 241,040
11.88%, 06/01/23 ........... 323 74,189
9.88%, 10/19/23 ............ 200 45,938
Fortune Star BVI Ltd.
(c)
6.85%, 07/02/24 ............ 374 383,911
5.95%, 10/19/25 ............ 887 888,863
5.05%, 01/27/27 ............ 726 689,772
Fuqing Investment Management Ltd.,
3.25%
,
06/23/25
(c)
........... 990 933,570
Greenland Global Investment Ltd.
(c)
6.13%, 04/22/23 ............ 200 157,000
6.75%, 09/26/23 ............ 390 327,429
Guoren Property & Casualty Insurance
Co. Ltd., 3.35%
,
06/01/26
(c)
..... 366 366,143
Haimen Zhongnan Investment
Development International Co. Ltd.
(c)
12.00%, 06/08/22 ........... 470 164,059
10.88%, 06/18/22 ........... 250 87,422
Health & Happiness H&H International
Holdings Ltd., 5.63%
,
10/24/24
(c)
. 323 322,354
Hilong Holding Ltd., 9.75%
,
11/18/24
(c)
470 379,907
Hopson Development Holdings Ltd.
(c)
6.80%, 12/28/23 ............ 484 467,907
7.00%, 05/18/24 ............ 200 191,600
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(c)
................ 470 259,375
Kaisa Group Holdings Ltd.
(c)(e)(l)
11.50%, 01/30/23 ........... 403 104,226
10.88%, 07/23/23 ........... 563 145,430
9.75%, 09/28/23 ............ 523 135,424
11.95%, 11/12/23 ........... 524 136,502
9.38%, 06/30/24 ............ 763 198,762
11.25%, 04/16/25 ........... 510 133,811
9.95%, 07/23/25 ............ 270 70,335
KWG Group Holdings Ltd., 7.40%
,
03/05/24
(c)
................ 968 718,740
Security
Par (000)
Par (000) Value
China (continued)
Logan Group Co. Ltd.
(c)
5.75%, 01/14/25 ............ USD 200 $ 191,260
4.70%, 07/06/26 ............ 300 273,390
4.50%, 01/13/28 ............ 765 684,436
Modern Land China Co. Ltd.
(c)(e)(l)
11.50%, 11/13/22 ........... 200 35,937
9.80%, 04/11/23 ............ 740 132,969
11.95%, 03/04/24 ........... 200 35,938
New Metro Global Ltd.
(c)
4.80%, 12/15/24 ............ 218 195,655
4.50%, 05/02/26 ............ 807 685,597
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24
(c)
........... 323 275,357
Redco Properties Group Ltd., 9.90%
,
02/17/24
(c)
................ 200 97,725
Redsun Properties Group Ltd.
(c)
10.50%, 10/03/22 ........... 400 224,000
9.70%, 04/16/23 ............ 484 219,558
7.30%, 01/13/25 ............ 279 117,319
RKPF Overseas 2019 A Ltd.
(c)
5.90%, 03/05/25 ............ 403 386,754
6.00%, 09/04/25 ............ 645 618,998
RKPF Overseas 2020 A Ltd.
(c)
5.20%, 01/12/26 ............ 327 303,718
5.13%, 07/26/26 ............ 323 298,775
Ronshine China Holdings Ltd.
(c)
8.10%, 06/09/23 ............ 645 232,200
7.35%, 12/15/23 ............ 200 75,000
6.75%, 08/05/24 ............ 440 158,400
7.10%, 01/25/25 ............ 1,223 458,625
Scenery Journey Ltd.
(c)(e)(l)
11.50%, 10/24/22 ........... 403 52,088
13.00%, 11/06/22 ........... 773 100,152
12.00%, 10/24/23 ........... 484 61,710
Seazen Group Ltd., 6.00%
,
08/12/24
(c)
845 716,137
Shimao Group Holdings Ltd.
(c)
5.60%, 07/15/26 ............ 880 547,800
3.45%, 01/11/31 ............ 543 308,831
Shui On Development Holding Ltd.
(c)
6.15%, 08/24/24 ............ 323 316,540
5.50%, 03/03/25 ............ 684 656,426
Sinic Holdings Group Co. Ltd.
(c)(e)(l)
8.50%, 01/24/22 ............ 270 10,773
10.50%, 06/18/22 ........... 450 17,955
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(c)(o)
................ 200 163,600
Sunac China Holdings Ltd.
(c)
7.95%, 10/11/23 ............ 323 206,720
7.50%, 02/01/24 ............ 402 253,260
6.65%, 08/03/24 ............ 603 385,920
6.50%, 01/10/25 ............ 523 329,327
7.00%, 07/09/25 ............ 444 279,581
Times China Holdings Ltd.
(c)
6.75%, 07/08/25 ............ 886 602,203
5.75%, 01/14/27 ............ 685 462,161
Wanda Group Overseas Ltd., 8.88%
,
03/21/23
(c)
................ 680 596,700
Wanda Properties International Co.
Ltd., 7.25%
,
01/29/24
(c)
........ 200 188,760
Wanda Properties Overseas Ltd.,
6.88%
,
07/23/23
(c)
........... 200 190,500
Yango Justice International Ltd.
10.25%, 09/15/22 ........... 286 74,271

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
18
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
China (continued)
9.25%, 04/15/23
(c)
........... USD 646 $ 164,471
7.88%, 09/04/24
(c)
........... 403 104,654
Yanlord Land HK Co. Ltd., 5.13%
,
05/20/26
(c)
................ 323 312,502
Yuzhou Group Holdings Co. Ltd.
(c)
8.50%, 02/04/23 ............ 430 141,900
8.50%, 02/26/24 ............ 1,206 352,755
8.38%, 10/30/24 ............ 658 213,850
7.70%, 02/20/25 ............ 403 114,855
8.30%, 05/27/25 ............ 403 114,855
7.38%, 01/13/26 ............ 403 110,825
Zhenro Properties Group Ltd.
(c)
9.15%, 05/06/23 ............ 200 140,000
8.35%, 03/10/24 ............ 323 221,255
7.88%, 04/14/24 ............ 401 262,655
7.35%, 02/05/25 ............ 484 308,187
6.63%, 01/07/26 ............ 200 128,500
ZhongAn Online P&C Insurance Co.
Ltd., 3.50%
,
03/08/26
(c)
........ 810 785,700
30,252,331
Colombia — 0.0%
Avianca Midco 2 Ltd., 9.00%
,
12/01/28
(a)
................ 409 408,758
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(b)
.......... 163 161,808
Bancolombia SA, 3.00%
,
01/29/25 .. 200 199,225
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 303 290,274
Millicom International Cellular SA
5.13%, 01/15/28
(c)
........... 565 585,265
4.50%, 04/27/31
(a)
........... 200 201,287
Promigas SA ESP, 3.75%
,
10/16/29
(a)
200 196,725
SURA Asset Management SA, 4.88%
,
04/17/24
(a)
................ 355 374,813
2,418,155
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ 672 692,706
France — 0.0%
Societe Generale SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.51%), 5.38%
(a)(b)
(o)
...................... 1,044 1,096,618
Germany — 0.2%
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24
(a)
................ EUR 6,063 6,438,724
APCOA Parking Holdings GmbH,
(EURIBOR 3 Month + 5.00%),
5.00%
,
01/15/27
(a)(b)
.......... 2,692 3,077,102
Deutsche Bank AG, (SOFR + 2.76%),
3.73%
,
01/14/32
(b)
........... USD 889 908,842
Douglas GmbH, 6.00%
,
04/08/26
(a)
.. EUR 3,401 3,860,423
Kirk Beauty SUN GmbH, 8.25%
,
10/01/26
(a)(b)
............... 2,481 2,643,608
16,928,699
Greece — 0.1%
Ellaktor Value plc, 6.38%
,
12/15/24
(a)
. 3,973 4,312,323
Security
Par (000)
Par (000) Value
Guatemala — 0.0%
Central American Bottling Corp.,
5.75%
,
01/31/27
(c)
........... USD 461 $ 472,611
Hong Kong — 0.1%
(c)
AIA Group Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.76%), 2.70%
(b)(o)
1,070 1,068,716
Bank of East Asia Ltd. (The)
(b)(o)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.87% ........... 403 419,825
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83% ........... 403 423,654
Li & Fung Ltd., 4.50%
,
08/18/25 .... 220 224,373
Melco Resorts Finance Ltd.
5.25%, 04/26/26 ............ 354 349,199
5.38%, 12/04/29 ............ 453 437,513
Nan Fung Treasury III Ltd., 5.00%
(o)
. 610 612,211
Nan Fung Treasury Ltd., 3.63%
,
08/27/30 ................. 220 221,012
Nanyang Commercial Bank Ltd.
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.21%), 5.00%
(o)
.......... 523 529,864
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.18%), 3.80%, 11/20/29 ..... 700 716,319
NWD Finance BVI Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.86%), 4.12%
(b)(o)
1,063 1,044,397
NWD MTN Ltd., 4.13%
,
07/18/29 ... 430 433,440
6,480,523
India — 0.3%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 797 870,473
BPRL International Singapore Pte. Ltd.,
4.38%
,
01/18/27
(c)
........... 850 892,925
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 600 620,280
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(c)
........... 280 285,833
4.50%, 02/09/27
(a)
........... 268 273,669
GMR Hyderabad International Airport
Ltd.
(c)
5.38%, 04/10/24 ............ 323 331,539
4.25%, 10/27/27 ............ 282 272,359
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
1,184 1,195,810
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.93%), 3.70%
(b)(c)
(o)
...................... 800 797,000
Hindustan Petroleum Corp. Ltd.,
4.00%
,
07/12/27
(c)
........... 920 965,598
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26
(c)
................ 200 208,500
ICICI Bank Ltd., 3.80%
,
12/14/27
(c)
.. 1,090 1,155,945
India Cleantech Energy, 4.70%
,
08/10/26
(a)
................ 250 253,672
India Green Energy Holdings
5.38%, 04/29/24
(c)
........... 399 411,968
5.38%, 04/29/24
(a)
........... 400 413,000
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ 282 282,353

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
India (continued)
JSW Steel Ltd., 5.38%
,
04/04/25
(c)
.. USD 522 $ 546,795
Manappuram Finance Ltd., 5.90%
,
01/13/23
(c)
................ 498 508,583
Muthoot Finance Ltd., 6.13%
,
10/31/22
(a)
................ 258 264,498
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.27%), 5.65%
(b)(c)
(o)
...................... 926 973,052
Oil India International Pte. Ltd., 4.00%
,
04/21/27
(c)
................ 220 230,354
ONGC Videsh Vankorneft Pte. Ltd.,
3.75%
,
07/27/26
(c)
........... 1,110 1,162,586
Periama Holdings LLC, 5.95%
,
04/19/26
(c)
................ 323 343,188
REC Ltd., 2.75%
,
01/13/27
(c)
...... 580 573,956
REI Agro Ltd.
(e)(l)(m)
5.50%, 11/13/14
(a)
........... 5,549 46,398
5.50%, 11/13/14
(c)(d)
.......... 2,291 —
ReNew Power Pvt Ltd., 5.88%
,
03/05/27
(c)
................ 403 418,636
ReNew Power Synthetic, 6.67%
,
03/12/24
(c)
................ 200 207,850
Shriram Transport Finance Co. Ltd.
(c)
5.95%, 10/24/22 ............ 323 328,265
5.10%, 07/16/23 ............ 200 204,500
4.40%, 03/13/24 ............ 484 491,260
Summit Digitel Infrastructure Pvt Ltd.,
2.88%
,
08/12/31
(c)
........... 840 810,558
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 323 326,230
UPL Corp. Ltd.
(c)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.87%), 5.25%
(b)(o)
......... 274 275,250
4.50%, 03/08/28 ............ 850 895,581
4.63%, 06/16/30 ............ 850 894,519
Vedanta Resources Finance II plc
8.00%, 04/23/23
(c)
........... 403 394,008
13.88%, 01/21/24
(c)
.......... 523 553,497
8.95%, 03/11/25
(a)
........... 202 197,455
8.95%, 03/11/25
(c)
........... 403 393,933
20,271,876
Indonesia — 0.1%
Global Prime Capital Pte. Ltd., 5.95%
,
01/23/25
(c)
................ 323 327,845
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39
(c)
................ 888 1,011,627
Medco Oak Tree Pte. Ltd., 7.38%
,
05/14/26
(c)
................ 323 333,917
Medco Platinum Road Pte. Ltd., 6.75%
,
01/30/25
(c)
................ 522 532,538
Minejesa Capital BV
(c)
4.63%, 08/10/30 ............ 510 524,025
5.63%, 08/10/37 ............ 660 688,174
Pelabuhan Indonesia II PT, 5.38%
,
05/05/45
(c)
................ 660 778,305
Star Energy Geothermal Darajat II
4.85%, 10/14/38
(c)
........... 770 843,775
4.85%, 10/14/38
(a)
........... 710 778,027
Theta Capital Pte. Ltd., 8.13%
,
01/22/25
(c)
................ 323 339,857
6,158,090
Security
Par (000)
Par (000) Value
Ireland — 0.0%
AerCap Ireland Capital DAC, 2.45%
,
10/29/26 ................. USD 535 $ 539,387
Israel — 0.0%
(a)(c)
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(b)
................ 508 508,317
Energean Israel Finance Ltd.
4.50%, 03/30/24 ............ 246 245,739
4.88%, 03/30/26 ............ 130 129,371
Leviathan Bond Ltd., 5.75%
,
06/30/23 254 260,567
1,143,994
Italy — 0.3%
Forno d'Asolo SpA, (EURIBOR 3 Month
+ 5.50%), 5.50%
,
04/30/27
(a)(b)
... EUR 7,161 7,826,687
Intesa Sanpaolo SpA, (USD Swap
Semi 5 Year + 5.46%), 7.70%
(a)(b)(o)
USD 980 1,097,600
KME SE, 6.75%
,
02/01/23
(c)
....... EUR 3,084 3,360,155
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 2,934 3,402,009
Shiba Bidco SpA, 4.50%
,
10/31/28
(a)
. 2,964 3,408,259
Taurus Law 130 Securities S.r.l.,
(Acquired 12/21/21, cost
$5,300,753), (3M EURIBOR +
2.30%), 0.00%
,
08/24/26
(b)(d)(h)(m)
.. 4,698 5,348,673
24,443,383
Japan — 0.0%
Nissan Motor Co. Ltd., 3.52%
,
09/17/25
(a)
................ USD 526 551,342
Kuwait — 0.0%
(a)
Equate Petrochemical BV
4.25%, 11/03/26 ............ 229 248,723
2.63%, 04/28/28 ............ 200 200,500
NBK Tier 1 Financing Ltd., (USD Swap
Semi 6 Year + 2.88%), 3.62%
(b)(o)
. 200 197,312
646,535
Luxembourg — 0.3%
(a)
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 ............ EUR 1,473 1,738,221
7.75%, 11/01/25 ............ GBP 2,503 3,519,218
Herens Midco SARL, 5.25%
,
05/15/29 EUR 3,427 3,659,379
Intelsat Jackson Holdings SA, 8.00%
,
02/15/24
(p)
................ USD 7,812 7,919,415
Picard Bondco SA, 5.38%
,
07/01/27 . EUR 2,380 2,726,565
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26 ............ 2,275 2,626,867
22,189,665
Macau — 0.1%
Champion Path Holdings Ltd.
(c)
4.50%, 01/27/26 ............ USD 323 309,272
4.85%, 01/27/28 ............ 522 496,977
MGM China Holdings Ltd.
5.38%, 05/15/24
(c)
........... 300 298,744
5.38%, 05/15/24
(a)
........... 200 199,162
5.25%, 06/18/25
(c)
........... 200 197,475
5.88%, 05/15/26
(a)
........... 200 200,288
5.88%, 05/15/26
(c)
........... 398 398,572
Sands China Ltd., 4.38%
,
06/18/30 .. 430 438,084
Studio City Finance Ltd., 5.00%
,
01/15/29
(c)
................ 684 614,446

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
20
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Macau (continued)
Wynn Macau Ltd.
(c)
4.88%, 10/01/24 ............ USD 323 $ 302,772
5.50%, 01/15/26 ............ 684 636,120
4,091,912
Malaysia — 0.0%
(c)
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 339,223
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 1,220 1,257,210
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,320 1,519,485
3,115,918
Mexico — 0.1%
Alfa SAB de CV, 6.88%
,
03/25/44
(a)
.. 314 410,261
Alpek SAB de CV, 3.25%
,
02/25/31
(a)
204 204,357
Banco Mercantil del Norte SA
(a)(b)(o)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75% ........... 235 243,342
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.87% ........... 415 412,147
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.12%
,
01/18/33
(b)(c)
............... 495 508,241
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 305 306,430
Cemex SAB de CV
(a)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.53%), 5.12%
(b)(o)
......... 702 726,570
3.88%, 07/11/31 ............ 335 333,953
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 215 244,401
Fresnillo plc, 4.25%
,
10/02/50
(a)
.... 281 294,225
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
(o)
...................... 236 243,862
Industrias Penoles SAB de CV, 4.75%
,
08/06/50
(a)
................ 200 218,538
Kimberly-Clark de Mexico SAB de CV,
2.43%
,
07/01/31
(a)
........... 231 229,195
Mexico City Airport Trust, 4.25%
,
10/31/26
(a)
................ 352 373,186
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. 681 631,542
Trust Fibra Uno, 5.25%
,
01/30/26
(a)
.. 245 267,969
5,648,219
Mongolia — 0.0%
Mongolian Mining Corp., 9.25%
,
04/15/24
(c)
................ 910 745,518
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 287 298,480
Netherlands — 0.0%
(a)
Titan Holdings II BV, 5.13%
,
07/15/29 EUR 1,780 2,012,142
VEON Holdings BV
4.00%, 04/09/25 ............ USD 641 651,416
3.38%, 11/25/27 ............ 200 195,475
2,859,033
Security
Par (000)
Par (000) Value
Oman — 0.0%
(a)
OQ SAOC, 5.13%
,
05/06/28 ...... USD 265 $ 269,687
Oryx Funding Ltd., 5.80%
,
02/03/31 . 200 211,500
481,187
Panama — 0.0%
Banco Nacional de Panama, 2.50%
,
08/11/30
(a)
................ 446 417,512
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(c)
. 290 297,305
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
311 302,214
Kallpa Generacion SA, 4.88%
,
05/24/26
(c)
................ 393 417,391
SAN Miguel Industrias Pet SA, 3.50%
,
08/02/28
(a)
................ 434 425,401
1,442,311
Philippines — 0.0%
(b)(c)(o)
Globe Telecom, Inc., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.53%), 4.20% . 340 348,500
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50% ................... 323 328,814
677,314
Russia — 0.0%
(a)
Lukoil Capital DAC, 2.80%
,
04/26/27 . 380 374,186
Metalloinvest Finance DAC, 3.38%
,
10/22/28 ................. 657 649,247
Phosagro OAO, 3.05%
,
01/23/25 ... 200 202,760
1,226,193
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ 657 646,324
Singapore — 0.1%
BOC Aviation Ltd., 3.50%
,
09/18/27
(c)
1,000 1,053,438
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(b)(c)
(o)
...................... 1,260 1,281,420
GLP Pte. Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.74%), 4.50%
(b)(c)
(o)
...................... 363 351,951
LMIRT Capital Pte. Ltd., 7.50%
,
02/09/26
(c)
................ 323 332,690
Puma International Financing SA
5.13%, 10/06/24
(a)
........... 200 200,000
5.13%, 10/06/24
(c)
........... 227 227,000
3,446,499
South Africa — 0.0%
Gold Fields Orogen Holdings BVI Ltd.,
5.13%
,
05/15/24
(a)
........... 279 297,187
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 590 606,041
Sasol Financing USA LLC
6.50%, 09/27/28 ............ 308 333,314
5.50%, 03/18/31 ............ 329 330,250
1,566,792

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
South Korea — 0.1%
(c)
Kookmin Bank
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.64%), 4.35%
(b)(o)
......... USD 660 $ 687,555
2.50%, 11/04/30 ............ 770 755,447
LG Chem Ltd., 2.38%
,
07/07/31 .... 720 708,696
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.87%
(b)(o)
................. 440 433,262
SK Battery America, Inc., 2.13%
,
01/26/26 ................. 880 861,432
SK Hynix, Inc., 2.38%
,
01/19/31 .... 900 866,700
4,313,092
Switzerland — 0.1%
(a)(b)(o)
Credit Suisse Group AG
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.82%), 6.37% ........... 1,841 1,984,230
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.29%), 5.10% ........... 200 200,250
UBS Group AG, (USD Swap Semi 5
Year + 4.34%), 7.00% ........ 1,022 1,101,971
3,286,451
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 450 468,647
Thailand — 0.1%
(c)
Bangkok Bank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(o)
.......... 900 932,794
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 200 203,912
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 ............ 440 444,345
4.30%, 03/18/51 ............ 220 241,833
Kasikornbank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(o)
.......... 900 939,263
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 200 199,787
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(b)(o)
282 283,410
Muang Thai Life Assurance PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%),
3.55%
,
01/27/37
(b)
........... 685 689,699
Thaioil Treasury Center Co. Ltd.,
5.38%
,
11/20/48 ............ 850 925,863
TMBThanachart Bank PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(o)
................. 323 325,382
5,186,288
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/21
(a)(d)(e)(f)(l)(m)
........... 21,400 1,686,320
Security
Par (000)
Par (000) Value
Ukraine — 0.0%
Metinvest BV, 8.50%
,
04/23/26
(c)
... USD 305 $ 317,543
United Arab Emirates — 0.0%
DP World plc, 6.85%
,
07/02/37
(c)
... 360 473,468
Galaxy Pipeline Assets Bidco Ltd.,
2.94%
,
09/30/40
(c)
........... 357 355,215
MAF Sukuk Ltd., 4.64%
,
05/14/29
(c)
. 580 644,090
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 156 159,120
1,631,893
United Kingdom — 0.4%
Barclays plc, (USD Swap Semi 5 Year
+ 6.77%), 7.88%
(b)(c)(o)
......... 1,086 1,098,217
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... GBP 3,708 4,993,869
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 4,944 5,537,277
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. GBP 2,452 2,746,394
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 1,239 1,302,499
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(a)
........... GBP 1,004 1,336,813
Deuce Finco plc
5.50%, 06/15/27
(a)
........... 6,410 8,612,641
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... 2,115 2,920,013
Vodafone Group plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.77%), 4.12%
,
06/04/81
(b)
................ USD 1,108 1,096,876
Wheel Bidco Ltd., 6.75%
,
07/15/26
(a)
. GBP 1,169 1,550,654
31,195,253
United States — 3.5%
Acadia Healthcare Co., Inc.
(a)
5.50%, 07/01/28 ............ USD 238 250,155
5.00%, 04/15/29 ............ 200 205,500
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 761 791,440
Air Lease Corp., 3.13%
,
12/01/30 ... 1,421 1,449,949
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 3,960 3,967,762
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
5,715 6,086,475
AMC Networks, Inc.
5.00%, 04/01/24 ............ 64 64,480
4.75%, 08/01/25 ............ 148 151,145
American Express Co., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.85%), 3.55%
(b)(o)
1,115 1,116,951
AMN Healthcare, Inc., 4.00%
,
04/15/29
(a)
................ 254 257,492
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 164 169,535
Ashton Woods USA LLC, 4.63%
,
08/01/29
(a)
................ 410 404,875
Avantor Funding, Inc., 4.63%
,
07/15/28
(a)
................ 628 654,690
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 1,945 2,061,700
Aviation Capital Group LLC, 1.95%
,
09/20/26
(a)
................ 1,213 1,178,168
Bank of America Corp., (SOFR +
1.32%), 2.69%
,
04/22/32
(b)
..... 1,363 1,383,208
Bausch Health Cos., Inc., 4.88%
,
06/01/28
(a)
................ 977 996,540

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
22
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ USD 300 $ 318,000
Boyd Gaming Corp., 8.63%
,
06/01/25
(a)
214 229,305
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
1,265 1,315,878
Broadcom, Inc., 1.95%
,
02/15/28
(a)
.. 370 365,796
Buckeye Partners LP
4.35%, 10/15/24 ............ 352 366,960
4.13%, 03/01/25
(a)
........... 1,739 1,795,518
Caesars Entertainment, Inc., 4.63%
,
10/15/29
(a)
................ 603 603,000
Capital One Financial Corp., Series
M, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.16%), 3.95%
(b)(o)
........... 1,092 1,097,460
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 445 400,500
Cedar Fair LP
5.38%, 04/15/27 ............ 83 85,075
5.25%, 07/15/29 ............ 81 83,025
Centene Corp.
4.25%, 12/15/27 ............ 405 422,212
2.45%, 07/15/28 ............ 2,566 2,527,510
2.63%, 08/01/31 ............ 1,714 1,679,720
Centennial Resource Production LLC,
5.38%
,
01/15/26
(a)
........... 172 168,560
Charter Communications Operating
LLC
2.80%, 04/01/31 ............ 2,140 2,117,513
3.90%, 06/01/52 ............ 1,576 1,580,360
Cheniere Energy Partners LP, 3.25%
,
01/31/32
(a)
................ 189 190,890
Cheniere Energy, Inc., 4.63%
,
10/15/28 654 695,673
Chesapeake Energy Corp.
(a)
5.50%, 02/01/26 ............ 1,431 1,506,127
5.88%, 02/01/29 ............ 261 279,205
Churchill Downs, Inc., 5.50%
,
04/01/27
(a)
................ 99 101,970
Citigroup, Inc.
(b)
(SOFR + 3.91%), 4.41%, 03/31/31 2,115 2,415,456
(SOFR + 1.17%), 2.56%, 05/01/32 1,010 1,015,238
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
87 89,610
Colgate Energy Partners III LLC,
7.75%
,
02/15/26
(a)
........... 469 506,520
Colt Merger Sub, Inc.
(a)
5.75%, 07/01/25 ............ 783 817,699
6.25%, 07/01/25 ............ 3,869 4,060,999
8.13%, 07/01/27 ............ 2,403 2,661,178
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 163 166,667
CSC Holdings LLC
(a)
4.13%, 12/01/30 ............ 2,726 2,661,257
4.63%, 12/01/30 ............ 4,803 4,544,839
3.38%, 02/15/31 ............ 979 916,589
Dana, Inc., 4.25%
,
09/01/30 ...... 294 298,042
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 83 85,698
DaVita, Inc.
(a)
4.63%, 06/01/30 ............ 2,450 2,508,188
3.75%, 02/15/31 ............ 4,386 4,273,411
DIRECTV Holdings LLC, 5.88%
,
08/15/27
(a)
................ 225 230,335
DISH DBS Corp., 5.25%
,
12/01/26
(a)
. 2,115 2,148,385
Emergent BioSolutions, Inc., 3.88%
,
08/15/28
(a)
................ 115 110,374
Security
Par (000)
Par (000) Value
United States (continued)
Endeavor Energy Resources LP,
5.75%
,
01/30/28
(a)
........... USD 142 $ 151,356
Equinix, Inc., 2.50%
,
05/15/31 ..... 613 612,574
Ford Motor Co., 3.25%
,
02/12/32 ... 678 694,272
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 527 528,317
5.00%, 03/01/28 ............ 3,602 3,696,553
Freed Corp., 10.00%
,
12/01/23
(d)
... 4,903 4,780,425
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(a)
................ 969 996,859
Frontier Communications Corp.
(a)
5.88%, 10/15/27 ............ 620 655,650
5.00%, 05/01/28 ............ 1,504 1,549,120
6.75%, 05/01/29 ............ 2,378 2,473,120
Frontier Communications Holdings
LLC, 5.88%
,
11/01/29 ......... 326 325,620
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,680 1,780,800
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 239 250,950
GCI LLC, 4.75%
,
10/15/28
(a)
...... 413 423,841
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ 2,559 2,602,927
Genesis Energy LP, 8.00%
,
01/15/27 347 357,604
Goldman Sachs Group, Inc. (The),
(SOFR + 1.28%), 2.62%
,
04/22/32
(b)
2,893 2,913,777
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ 401 421,050
HCA, Inc.
5.38%, 02/01/25 ............ 1,402 1,540,798
5.88%, 02/01/29 ............ 140 166,817
3.50%, 09/01/30 ............ 1,262 1,333,776
Hilton Domestic Operating Co., Inc.,
3.63%
,
02/15/32
(a)
........... 4,153 4,131,155
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 98 100,940
Hologic, Inc., 3.25%
,
02/15/29
(a)
.... 2,469 2,469,000
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 6,434 6,321,405
Howard Hughes Corp. (The)
(a)
5.38%, 08/01/28 ............ 1,984 2,113,049
4.13%, 02/01/29 ............ 1,047 1,060,978
4.38%, 02/01/31 ............ 1,151 1,162,510
iHeartCommunications, Inc.
6.38%, 05/01/26 ............ 121 125,902
5.25%, 08/15/27
(a)
........... 109 113,371
International Game Technology plc,
6.50%
,
02/15/25
(a)
........... 227 246,295
IQVIA, Inc., 5.00%
,
05/15/27
(a)
..... 211 218,448
Iron Mountain, Inc.
(a)
5.25%, 07/15/30 ............ 1,637 1,725,106
4.50%, 02/15/31 ............ 3,004 3,036,113
JBS USA LUX SA
(a)
6.75%, 02/15/28 ............ 158 170,444
6.50%, 04/15/29 ............ 246 270,603
Joseph T Ryerson & Son, Inc., 8.50%
,
08/01/28
(a)
................ 204 221,850
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... 128 128,640
Level 3 Financing, Inc.
(a)
4.25%, 07/01/28 ............ 5,169 5,117,310
3.63%, 01/15/29 ............ 2,702 2,566,900
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(m)
............... 1,137 903,685

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... USD 277 $ 281,847
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 675 683,100
Lumen Technologies, Inc.
(a)
5.13%, 12/15/26 ............ 1,895 1,971,994
5.38%, 06/15/29 ............ 1,861 1,861,000
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 1,069 1,114,432
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 72 75,510
Meritor, Inc., 4.50%
,
12/15/28
(a)
.... 22 22,055
MGM Growth Properties Operating
Partnership LP
5.63%, 05/01/24 ............ 178 190,232
3.88%, 02/15/29
(a)
........... 968 1,016,400
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 1,342 1,348,710
Molina Healthcare, Inc., 3.88%
,
11/15/30
(a)
................ 370 383,875
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 3,566 3,553,412
MPT Operating Partnership LP, 5.00%
,
10/15/27 ................. 230 240,638
Nationstar Mortgage Holdings, Inc.
(a)
5.50%, 08/15/28 ............ 607 619,140
5.13%, 12/15/30 ............ 341 336,737
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 768 783,360
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 932 949,475
NRG Energy, Inc.
5.75%, 01/15/28 ............ 136 143,767
5.25%, 06/15/29
(a)
........... 106 113,567
NuStar Logistics LP, 5.75%
,
10/01/25 2,477 2,665,549
ONEOK Partners LP, 4.90%
,
03/15/25 2,931 3,192,019
Oracle Corp., 3.95%
,
03/25/51 ..... 1,629 1,691,077
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 94 96,188
Pacific Gas & Electric Co.
2.10%, 08/01/27 ............ 1,340 1,293,693
4.55%, 07/01/30 ............ 377 407,611
4.50%, 07/01/40 ............ 985 1,026,079
Park Intermediate Holdings LLC
(a)
5.88%, 10/01/28 ............ 296 307,840
4.88%, 05/15/29 ............ 1,876 1,918,210
Parsley Energy LLC, 5.63%
,
10/15/27
(a)
115 117,444
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 525 542,063
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 346 373,680
PG&E Corp.
5.00%, 07/01/28 ............ 3,023 3,179,652
5.25%, 07/01/30 ............ 313 328,243
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
................ 141 148,888
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 2,074 2,153,849
7.25%, 03/15/29 ............ 1,790 1,839,225
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 605 592,900
Quicken Loans LLC
(a)
3.63%, 03/01/29 ............ 3,277 3,289,289
3.88%, 03/01/31 ............ 2,344 2,379,160
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
723 730,230
Security
Par (000)
Par (000) Value
United States (continued)
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ USD 550 $ 572,000
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 286 293,865
RMIT Cash Management LLC, Series
2021-3, Class A, 0.00%
,
10/17/33
(d)
7,680 7,622,400
Sabre GLBL, Inc., 9.25%
,
04/15/25
(a)
. 1,340 1,514,200
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 5,559 5,888,343
Service Properties Trust
5.00%, 08/15/22 ............ 3,578 3,573,992
4.50%, 06/15/23 ............ 2,615 2,613,719
7.50%, 09/15/25 ............ 333 360,784
Sirius XM Radio, Inc.
(a)
5.00%, 08/01/27 ............ 248 257,756
5.50%, 07/01/29 ............ 208 224,120
4.13%, 07/01/30 ............ 1,956 1,956,000
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(a)
................ 161 162,610
SM Energy Co., 10.00%
,
01/15/25
(a)
. 1,694 1,864,484
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 303 304,136
Standard Industries, Inc., 5.00%
,
02/15/27
(a)
................ 77 79,264
Stem, Inc., 0.50%
,
12/01/28
(a)(m)
.... 213 203,159
Summit Materials LLC, 5.25%
,
01/15/29
(a)
................ 163 170,726
Sunoco LP
6.00%, 04/15/27 ............ 98 102,204
4.50%, 05/15/29 ............ 355 360,512
4.50%, 04/30/30
(a)
........... 1,236 1,266,795
Talen Energy Supply LLC, 7.63%
,
06/01/28
(a)
................ 2,464 2,193,206
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 2,948 3,065,920
Targa Resources Partners LP
5.88%, 04/15/26 ............ 165 172,172
5.38%, 02/01/27 ............ 83 85,537
6.50%, 07/15/27 ............ 134 143,648
6.88%, 01/15/29 ............ 135 151,035
4.00%, 01/15/32
(a)
........... 3,056 3,193,520
TEGNA, Inc., 4.75%
,
03/15/26
(a)
.... 586 609,440
Teleflex, Inc., 4.63%
,
11/15/27 ..... 82 85,280
Tenet Healthcare Corp.
(a)
4.63%, 09/01/24 ............ 97 99,182
4.88%, 01/01/26 ............ 335 344,089
6.25%, 02/01/27 ............ 250 258,750
4.63%, 06/15/28 ............ 226 232,215
4.25%, 06/01/29 ............ 9,579 9,727,379
4.38%, 01/15/30 ............ 1,604 1,624,956
TransDigm, Inc., 6.25%
,
03/15/26
(a)
.. 10,442 10,853,154
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%
,
10/15/27 ................. 5,636 6,173,180
United Rentals North America, Inc.
5.50%, 05/15/27 ............ 169 175,760
4.88%, 01/15/28 ............ 268 281,635
United Shore Financial Services LLC,
5.50%
,
11/15/25
(a)
........... 3,049 3,106,169
Venture Global Calcasieu Pass LLC,
3.88%
,
11/01/33
(a)
........... 931 978,090
Verizon Communications, Inc., 3.70%
,
03/22/61 ................. 928 1,006,153

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
24
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
VICI Properties LP
(a)
3.50%, 02/15/25 ............ USD 1,105 $ 1,121,575
3.75%, 02/15/27 ............ 1,060 1,094,816
4.13%, 08/15/30 ............ 1,465 1,549,237
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 3,196 3,291,880
5.00%, 07/31/27 ............ 214 222,093
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 904 931,120
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 84 86,835
Wyndham Destinations, Inc., 6.63%
,
07/31/26
(a)
................ 581 644,236
Wyndham Hotels & Resorts, Inc.,
4.38%
,
08/15/28
(a)
........... 250 257,500
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 712 754,720
XHR LP
(a)
6.38%, 08/15/25 ............ 2,380 2,517,397
4.88%, 06/01/29 ............ 283 287,953
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 1,280 1,261,786
261,025,544
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(c)
........... 645 626,174
Zambia — 0.0%
First Quantum Minerals Ltd., 6.88%
,
10/15/27
(a)
................ 1,302 1,396,395
Total Corporate Bonds — 7.0%
(Cost: $585,485,262) ............................. 528,643,275
Floating Rate Loan Interests — 4.3%
Belgium — 0.1%
Apollo Finco BV, Facility Term Loan
B, (EURIBOR 6 Month + 4.88%),
4.88%
,
 10/02/28
(b)(d)
.......... EUR 5,715 6,270,666
Canada — 0.2%
(b)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.10%
,
 06/02/25 ............ USD 3,029 3,013,318
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25 ...... EUR 8,148 9,297,369
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 11/01/26 ....... USD 925 926,739
13,237,426
France — 0.1%
Babilou Family, Facility Term Loan,
(EURIBOR 3 Month + 4.00%),
4.00%
,
 11/17/27
(b)
........... EUR 9,198 10,469,305
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.1%
(b)(d)
Vita Global Finco Ltd., Facility Term
Loan, (EURIBOR 3 Month + 7.00%),
7.00%
,
 01/01/28 ............ EUR 2,895 $ 3,283,910
Vita Global FinCo Ltd., Facility Term
Loan, (LIBOR GBP 6 Month +
7.00%), 7.05%
,
 07/06/27 ...... GBP 1,737 2,345,344
5,629,254
Luxembourg — 0.2%
(b)
AEA International Holdings SARL, 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.25%
,
 09/07/28 USD 1,086 1,085,652
CatLuxe SARL, Facility Term Loan
B1, (EURIBOR 3 Month + 4.50%),
4.50%
,
 10/02/24 ............ EUR 2,290 1,825,407
CatLuxe SARL, Facility Term Loan
B3, (EURIBOR 3 Month + 4.50%),
4.50%
,
 10/02/24 ............ 5,783 4,608,403
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 05/05/28 ............ USD 4,726 4,740,799
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
(LIBOR USD 3 Month + 9.25%),
9.41%
,
 01/01/28
(d)
........... 4,838 4,795,430
17,055,691
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan,
(EURIBOR 6 Month + 4.50%),
4.50%
,
 01/01/28
(d)
........... EUR 6,673 7,160,060
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
2.47%
,
 07/21/26 ............ USD 5,355 5,332,614
Median BV, Facility Term Loan B1,
10/14/27
(q)
................ EUR 3,900 4,373,548
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 11,807 13,238,191
30,104,413
Spain — 0.1%
Challenger, Term Loan, (EURIBOR 3
Month + 2.75%), 2.75%
,
 01/01/28
(b)
(d)
...................... 7,041 7,985,977
United Kingdom — 0.2%
(b)
Constellation Automotive Ltd., 2nd Lien
Facility Term Loan, (LIBOR GBP 6
Month + 7.50%), 7.75%
,
 07/27/29 GBP 1,181 1,613,025
Entain plc, Facility Term Loan B,
(LIBOR USD 3 Month + 2.50%),
3.00%
,
 03/29/27 ............ USD 4,915 4,898,097
Mercia, Term Loan A1, (LIBOR GBP 3
Month + 2.40%), 2.45%
,
 01/01/28
(d)
GBP 3,102 4,198,078
Mercia, Term Loan A2, (LIBOR GBP 3
Month + 2.40%), 2.45%
,
 01/01/28
(d)
6,398 8,660,311
Mercia, Term Loan B1, (LIBOR GBP 3
Month + 2.40%), 2.45%
,
 01/01/28
(d)
360 487,614
19,857,125

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States — 2.9%
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
4.75%
,
 05/17/28
(b)
........... USD 3,941 $ 3,881,649
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 02/02/26
(b)(d)
.... 3,185 3,161,275
Allied Universal Holdco LLC, Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/12/28
(b)
..... 367 365,476
Altar Bidco, Inc., Term Loan, 11/17/28
(b)
(q)
...................... 1,889 1,881,916
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 06/09/28
(b)
..... 1,052 1,047,771
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.25%), 3.50%
,
 09/19/24
(b)
..... 489 488,786
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 02/11/26
(b)
........... 759 758,428
Avantor Funding, Inc., Term Loan B5,
(LIBOR USD 1 Month + 2.25%),
2.75%
,
 11/08/27
(b)
........... 1,809 1,806,514
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 12/15/27
(b)
........... 1,187 1,188,947
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.11%
,
 12/15/27
(b)
........... 909 907,414
Bally's Corp., Facility Term Loan B,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 10/02/28
(b)
........... 4,133 4,131,264
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... 704 702,640
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 07/21/25
(b)
..... 1,307 1,307,095
Change Healthcare Holdings, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.50%), 3.50%
,
 03/01/24
(b)
..... 640 638,828
City Brewing Co., LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 04/05/28
(b)
..... 2,849 2,691,125
Cobham Ultra US Co., Term Loan,
11/17/28
(b)(q)
............... 398 396,384
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 6 Month + 2.75%),
3.25%
,
 05/14/28
(b)
........... 287 287,052
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/17/28
(b)
..... 1,258 1,257,119
ConnectWise LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28
(b)
........... 1,240 1,235,796
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 10/02/28
(b)(d)
.... 443 441,728
Digital Room Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 5.25%),
5.75% - 0.00%
,
 12/15/28
(b)
..... 1,050 1,041,138
DirectTV Financing LLC, Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 08/02/27
(b)
........... 3,949 3,950,245
Security
Par (000)
Par (000) Value
United States (continued)
DS Parent, Inc., Term Loan B,
12/10/28
(b)(d)(q)
.............. USD 1,676 $ 1,629,910
DT Midstream, Inc., Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.50%
,
 06/26/28
(b)
........... 2,607 2,610,895
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.35%
,
 02/06/26
(b)
..... 1,171 1,165,952
Ecl Entertainment LLC, Term Loan B,
(LIBOR USD 1 Month + 7.50%),
8.25%
,
 05/01/28
(b)
........... 2,154 2,186,488
Fanatics Commerce Intermediate
Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28
(b)
........... 1,386 1,377,338
Flexera Software LLC, 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 03/03/28
(b)
..... 800 800,313
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 01/31/28
(b)
902 895,249
Frontier Communications Holdings
LLC, Term Loan B, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 05/01/28
(b)
2,443 2,438,139
Galaxy Brands (Refi), Term Loan,
01/01/38
(b)(d)(q)
.............. 5,607 5,494,409
Gray Television, Inc., Term Loan D,
(LIBOR USD 1 Month + 3.00%),
3.10%
,
 12/01/28
(b)
........... 4,621 4,594,429
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
8.00%), 8.13%
,
 07/20/26
(b)(d)
.... 4,505 4,505,000
Herschend Entertainment Co. LLC,
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 08/27/28
(b)
..... 1,130 1,126,700
Hilton Grand Vacations Borrower LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/02/28
(b)
..... 5,372 5,376,221
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 1.85%
,
 06/22/26
(b)
..... 5,703 5,651,342
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 1 Month +
5.50%), 6.50%
,
 10/25/28
(b)(d)
.... 783 759,510
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.88%
,
 10/27/28
(b)
........... 3,420 3,404,747
IRB Holding Corp., Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.25%
,
 12/15/27
(b)
........... 4,343 4,338,999
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 07/10/28
(b)
........... 1,441 1,432,739
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 04/26/28
(b)(d)
.......... 2,279 2,278,718
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.50%
,
 10/04/28
(b)
........... 729 726,726
Jeld-Wen, Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%),
2.35%
,
 07/28/28
(b)
........... 3,397 3,392,684

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
26
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Jo-Ann Stores LLC, Term Loan B1,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 07/07/28
(b)
........... USD 2,608 $ 2,577,354
Kronos Acquisition Holdings Inc., Term
Loan, (LIBOR USD 3 Month +
6.00%), 7.00%
,
 12/22/26
(b)
..... 557 551,781
LBM Acquisition LLC, 1st Lien Term
Loan, 12/17/27
(b)(q)
........... 5,131 5,080,250
Leslie's Poolmart, Inc.,Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.00%
,
 03/09/28
(b)
........... 3,477 3,460,998
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.86%
,
 08/31/27
(b)
........... 3,592 3,568,897
LSF11 A5 Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 10/15/28
(b)
........... 2,028 2,024,613
Luxembourg Life Fund - Long
Term Growth Fund, Term Loan,
(LIBOR USD 3 Month + 9.25%),
9.38%
,
 01/01/38
(b)(d)
.......... 5,581 5,560,071
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 8.50%
,
 09/03/26
(b)
..... 1,008 1,009,733
McAfee LLC, Term Loan B,
(LIBOR USD 1 Month + 3.75%),
3.85%
,
 09/30/24
(b)
........... 689 689,290
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (LIBOR USD 3
Month + 7.00%), 7.50%
,
 11/01/29
(b)
557 549,575
Medline Borrower LP, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 10/23/28
(b)
........... 4,776 4,773,899
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(b)
766 765,840
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/15/28
(b)
........... 1,850 1,831,378
MIP V Waste Holdings LLC, Term Loan,
12/08/28
(b)(q)
............... 926 922,528
OD Intermediate SUBI Holdco II LLC,
Term Loan, 04/01/26
(d)(q)(r)
...... 7,949 7,694,894
Organon & Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.50%
,
 06/02/28
(b)
........... 2,450 2,450,211
OVG Business Services LLC, Term
Loan, (LIBOR USD 3 Month +
6.25%), 7.25%
,
 11/20/28
(b)(d)
.... 2,059 2,028,115
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(b)
..... 2,243 2,220,637
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(b)
........... 1,121 1,120,303
Peraton Corp., 2nd Lien Term Loan
B1, (LIBOR USD 1 Month + 7.75%),
8.50%
,
 02/01/29
(b)
........... 578 584,503
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 2,456 2,426,883
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
2.85%
,
 03/13/28
(b)
........... 5,768 5,736,386
Security
Par (000)
Par (000) Value
United States (continued)
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
USD 3,768 $ 3,761,238
Proofpoint, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 08/31/28
(b)
........... 722 718,302
Realpage, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/24/28
(b)
........... 1,904 1,897,254
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 04/27/28
(b)
..... 4,138 3,942,375
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.50%
,
 04/27/29
(b)
..... 2,250 2,066,243
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 4,202 4,156,827
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/13/22
(b)
..... 4,463 4,440,501
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/06/25
(b)
........... 1,524 1,512,555
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 09/23/27
(b)
..... 2,375 2,365,270
Sheraton Austin, Term Loan, 01/01/28
(b)
(d)(q)
..................... 4,499 4,498,866
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 04/03/28
(b)
........... 2,988 2,898,372
Southwestern Energy Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.00%
,
 06/22/27
(b)
........... 257 257,162
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 06/08/28
(b)
727 726,284
SRS Distribution, Inc., Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 06/02/28
(b)
........... 4,374 4,359,595
Surf Holdings SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 3.69%
,
 03/05/27
(b)
..... 2,407 2,385,112
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 10/06/28
(b)
..... 1,076 1,065,240
The Enterprise Development Authority,
Term Loan B, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/28/28
(b)
.... 3,878 3,869,624
The Vinoy St. Petersburg, Term Loan,
01/01/38
(b)(d)(q)
.............. 5,497 5,469,311
Tory Burch LLC, Term Loan B,
(LIBOR USD 1 Month + 3.00%),
3.50%
,
 04/16/28
(b)
........... 1,895 1,889,855
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 03/31/28
(b)
..... 2,983 2,947,964
UKG Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 05/04/26
(b)
........... 1,284 1,276,491
Univision Communications, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/15/26
(b)
811 811,687

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Univision Communications, Inc., Term
Loan B, 05/05/28
(b)(q)
.......... USD 1,580 $ 1,576,050
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 10/04/28
(b)(d)
.... 537 536,329
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.10%
,
 02/28/27
(b)
........... 1,704 1,694,788
White Cap Buyer LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 10/19/27
(b)
........... 4,911 4,911,735
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.25%
,
 03/24/28
(b)
..... 1,039 1,035,707
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(b)
..... 1,805 1,804,557
Zurn LLC, 1st Lien Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.75%
,
 10/04/28
(b)
........... 190 189,941
216,448,472
Total Floating Rate Loan Interests — 4.3%
(Cost: $329,071,195) ............................. 327,058,329
Foreign Agency Obligations — 0.2%
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
4.25%
,
07/17/42
(c)
........... 307 337,949
Colombia — 0.0%
Ecopetrol SA
5.38%, 06/26/26 ............ 344 362,017
4.63%, 11/02/31 ............ 260 252,538
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)
........... 333 315,372
929,927
India — 0.1%
(c)
Export-Import Bank of India
3.88%, 02/01/28 ............ 400 427,450
3.25%, 01/15/30 ............ 860 874,137
NTPC Ltd., 4.25%
,
02/26/26 ...... 1,090 1,165,142
Oil India Ltd., 5.13%
,
02/04/29 ..... 770 859,416
Power Finance Corp. Ltd.
6.15%, 12/06/28 ............ 220 259,435
4.50%, 06/18/29 ............ 810 865,333
4,450,913
Indonesia — 0.1%
Pertamina Persero PT
(c)
3.65%, 07/30/29 ............ 311 329,913
3.10%, 08/27/30 ............ 373 380,343
6.50%, 05/27/41 ............ 550 713,384
6.00%, 05/03/42 ............ 600 735,675
5.63%, 05/20/43 ............ 890 1,045,917
6.45%, 05/30/44 ............ 500 652,594
3,857,826
Mexico — 0.0%
Petroleos Mexicanos
6.50%, 03/13/27 ............ 929 987,648
5.95%, 01/28/31 ............ 674 654,168
6.70%, 02/16/32
(a)
........... 883 889,622
6.75%, 09/21/47 ............ 305 269,162
Security
Par (000)
Par (000) Value
Mexico (continued)
7.69%, 01/23/50 ............ USD 200 $ 192,000
2,992,600
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)
.... 523 505,839
Panama — 0.0%
(a)
Aeropuerto Internacional de Tocumen
SA
4.00%, 08/11/41 ............ 418 426,700
5.13%, 08/11/61 ............ 320 335,160
Banco Latinoamericano de Comercio
Exterior SA, 2.38%
,
09/14/25 .... 415 414,818
1,176,678
Qatar — 0.0%
Qatar Petroleum, 3.30%
,
07/12/51
(a)
. 285 292,838
Total Foreign Agency Obligations — 0.2%
(Cost: $14,661,159) .............................. 14,544,570
Foreign Government Obligations — 2.4%
Argentina — 0.2%
Argentine Republic
1.00%, 07/09/29 ............ 1,126 408,291
0.50%, 07/09/30
(p)
........... 10,702 3,772,481
1.13%, 07/09/35
(p)
........... 13,212 4,260,730
2.00%, 01/09/38
(p)
........... 4,484 1,712,734
2.50%, 07/09/41
(p)
........... 407 143,880
10,298,116
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(a)(c)
EUR 4,460 7,824,446
Bahrain — 0.0%
Kingdom of Bahrain
7.00%, 01/26/26
(c)
........... USD 200 219,350
4.25%, 01/25/28
(a)
........... 200 194,750
6.75%, 09/20/29
(c)
........... 280 301,840
7.38%, 05/14/30
(c)
........... 265 294,034
5.25%, 01/25/33
(a)
........... 202 189,312
1,199,286
Brazil — 0.0%
Federative Republic of Brazil
6.00%, 04/07/26 ............ 200 223,850
4.63%, 01/13/28 ............ 432 450,981
3.88%, 06/12/30 ............ 755 732,727
1,407,558
Canada — 0.5%
Canada Government Bond, 0.50%
,
09/01/25 ................. CAD 48,358 37,317,834
Chile — 0.0%
Republic of Chile
2.55%, 07/27/33 ............ USD 360 349,987
3.10%, 05/07/41 ............ 443 433,116
783,103
China — 0.3%
People's Republic of China, 2.68%
,
05/21/30 ................. CNY 127,630 19,758,770
Colombia — 0.0%
Republic of Colombia
8.13%, 05/21/24 ............ USD 320 362,060

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
28
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Colombia (continued)
4.50%, 01/28/26 ............ USD 200 $ 209,225
3.88%, 04/25/27 ............ 568 572,189
4.50%, 03/15/29 ............ 233 237,849
3.00%, 01/30/30 ............ 398 363,374
3.13%, 04/15/31 ............ 661 595,437
3.25%, 04/22/32 ............ 200 180,000
2,520,134
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... 650 723,125
4.50%, 01/30/30
(a)
........... 810 824,580
4.88%, 09/23/32
(a)
........... 850 863,706
5.30%, 01/21/41
(c)
........... 150 148,153
6.40%, 06/05/49
(c)
........... 322 338,060
2,897,624
Egypt — 0.1%
Arab Republic of Egypt
6.13%, 01/31/22
(a)
........... 216 216,799
5.75%, 05/29/24
(a)
........... 315 327,316
5.88%, 06/11/25
(c)
........... 856 879,968
5.25%, 10/06/25
(a)
........... 200 201,500
7.60%, 03/01/29
(c)
........... 709 701,485
5.88%, 02/16/31
(a)
........... 200 177,040
6.38%, 04/11/31
(a)
........... EUR 289 302,899
8.50%, 01/31/47
(a)
........... USD 440 389,048
3,196,055
Guatemala — 0.0%
Republic of Guatemala
(a)
5.38%, 04/24/32 ............ 400 445,450
4.65%, 10/07/41 ............ 200 199,912
645,362
Hungary — 0.0%
Hungary Government Bond, 3.13%
,
09/21/51
(a)
................ 200 196,913
India — 0.0%
(c)
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25 ................. 220 230,010
Indian Railway Finance Corp. Ltd.
3.25%, 02/13/30 ............ 930 942,962
2.80%, 02/10/31 ............ 220 214,216
1,387,188
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia
III
(c)
4.45%, 02/20/29 ............ 1,100 1,256,612
2.80%, 06/23/30 ............ 1,320 1,359,435
3.55%, 06/09/51 ............ 580 592,325
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
(c)
5.45%, 05/21/28 ............ 520 595,823
5.38%, 01/25/29 ............ 1,280 1,468,800
5.25%, 10/24/42 ............ 660 740,561
5.25%, 05/15/47 ............ 380 423,415
Republic of Indonesia
4.75%, 01/08/26
(c)
........... 335 373,379
4.10%, 04/24/28 ............ 1,233 1,375,026
4.75%, 02/11/29 ............ 200 232,750
8.50%, 10/12/35
(c)
........... 500 797,438
6.63%, 02/17/37
(c)
........... 1,210 1,686,664
7.75%, 01/17/38
(c)
........... 580 882,796
11,785,024
Security
Par (000)
Par (000) Value
Israel — 0.0%
State of Israel Government Bond,
2.75%
,
07/03/30 ............ USD 200 $ 212,438
Japan — 0.4%
Japan Government Bond, 0.70%
,
09/20/51 ................. JPY 3,118,900 27,161,246
Mexico — 0.0%
United Mexican States
3.75%, 01/11/28 ............ USD 344 369,972
4.50%, 04/22/29 ............ 356 397,229
2.66%, 05/24/31 ............ 427 416,138
4.75%, 03/08/44 ............ 172 187,190
6.38%, 01/23/45 ............ 171 148,535
4.35%, 01/15/47 ............ 369 382,099
4.50%, 01/31/50 ............ 200 212,288
2,113,451
Mongolia — 0.0%
State of Mongolia, 3.50%
,
07/07/27
(c)
300 282,750
Morocco — 0.0%
Kingdom of Morocco
(a)
3.00%, 12/15/32 ............ 580 552,559
4.00%, 12/15/50 ............ 200 180,937
733,496
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ 342 347,130
Oman Sovereign Sukuk Co., 4.88%
,
06/15/30
(a)
................ 200 212,000
559,130
Pakistan — 0.0%
Islamic Republic of Pakistan
(c)
6.00%, 04/08/26 ............ 282 281,648
7.38%, 04/08/31 ............ 282 279,885
561,533
Panama — 0.0%
Republic of Panama
3.88%, 03/17/28 ............ 200 216,287
3.16%, 01/23/30 ............ 611 633,072
2.25%, 09/29/32 ............ 200 190,413
4.50%, 05/15/47 ............ 200 220,475
4.50%, 04/16/50 ............ 258 284,010
4.50%, 04/01/56 ............ 200 220,475
1,764,732
Paraguay — 0.0%
Republic of Paraguay
5.00%, 04/15/26
(c)
........... 293 325,194
4.95%, 04/28/31
(a)
........... 738 829,235
2.74%, 01/29/33
(a)
........... 335 323,233
5.40%, 03/30/50
(c)
........... 200 227,975
5.40%, 03/30/50
(a)
........... 286 326,004
2,031,641
Peru — 0.0%
Peru Government Bond, 1.86%
,
12/01/32 ................. 623 568,604
Republic of Peru
7.35%, 07/21/25 ............ 149 177,198
4.13%, 08/25/27 ............ 216 236,831
2.78%, 01/23/31 ............ 219 217,467
3.00%, 01/15/34 ............ 50 49,750

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Peru (continued)
3.30%, 03/11/41 ............ USD 157 $ 156,755
1,406,605
Philippines — 0.1%
Republic of Philippines
3.75%, 01/14/29 ............ 373 420,044
6.38%, 01/15/32 ............ 1,190 1,584,039
6.38%, 10/23/34 ............ 820 1,138,160
2.95%, 05/05/45 ............ 320 315,360
3,457,603
Qatar — 0.0%
State of Qatar
4.50%, 04/23/28
(c)
........... 324 371,527
4.00%, 03/14/29
(a)
........... 488 549,335
920,862
Romania — 0.0%
Romania Government Bond
3.00%, 02/14/31
(a)
........... 348 352,628
6.13%, 01/22/44
(a)
........... 222 289,999
4.00%, 02/14/51
(c)
........... 180 179,532
822,159
Russia — 0.0%
Russian Federation, 4.25%
,
06/23/27
(c)
800 862,000
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.00%, 04/17/25
(c)
........... 234 251,945
3.63%, 03/04/28
(c)
........... 200 217,688
4.38%, 04/16/29
(a)
........... 529 606,201
4.50%, 04/17/30
(c)
........... 332 386,676
2.25%, 02/02/33
(c)
........... 346 337,674
1,800,184
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 ................. 200 212,850
Spain — 0.4%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(c)
EUR 18,058 30,942,990
Ukraine — 0.0%
Ukraine Government Bond
7.75%, 09/01/23
(c)
........... USD 156 152,100
8.99%, 02/01/24
(c)
........... 954 948,932
9.75%, 11/01/28
(c)
........... 200 200,937
7.25%, 03/15/33
(a)
........... 206 180,765
1,482,734
Uruguay — 0.0%
Oriental Republic of Uruguay
4.38%, 10/27/27 ............ 328 366,890
5.10%, 06/18/50 ............ 123 163,129
530,019
Total Foreign Government Obligations — 2.4%
(Cost: $190,727,642) ............................. 179,075,836
Shares
Shares
Investment Companies — 3.1%
Consumer Discretionary Select Sector
SPDR Fund
(g)
.............. 38,033 7,775,467
Financial Select Sector SPDR Fund
(g)
220,495 8,610,330
Security
Shares
Shares Value
Investment Companies (continued)
Health Care Select Sector SPDR
Fund
(g)
................... 59,953 $ 8,446,778
Industrial Select Sector SPDR Fund
(g)
143,687 15,203,521
Invesco Senior Loan ETF
(g)
....... 332,379 7,345,576
iShares China Large-Cap ETF
(f)(g)
... 137,076 5,014,240
iShares iBoxx $ High Yield Corporate
Bond ETF
(f)(g)
............... 25,446 2,214,057
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)(g)
....... 14,187 1,880,061
iShares Latin America 40 ETF
(f)(g)
... 111,907 2,625,338
iShares MSCI Brazil ETF
(f)(g)
....... 126,802 3,559,332
iShares MSCI Emerging Markets ETF
(f)
(g)
...................... 16,353 798,844
iShares Nasdaq Biotechnology ETF
(f)(g)
5,951 908,242
iShares S&P 500 Value ETF
(f)(g)
.... 69,142 10,829,712
KraneShares Bosera MSCI China A
ETF
(g)
................... 50,931 2,211,424
KraneShares CSI China Internet ETF
(g)
170,247 6,212,313
SPDR Blackstone Senior Loan ETF
(g)
160,000 7,300,800
SPDR Bloomberg Barclays High Yield
Bond ETF
(g)
............... 48,027 5,214,291
SPDR Gold Shares
(j)
............ 84,856 14,506,982
SPDR S&P 500 ETF Trust ........ 243,900 115,842,744
United States Oil Fund LP
(g ) (j)
...... 61,501 3,343,194
VanEck Vectors Semiconductor ETF
(g)
8,454 2,610,511
Total Investment Companies — 3.1%
(Cost: $224,801,256) ............................. 232,453,757
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities — 3.3%
Collateralized Mortgage Obligations — 1.0%
United States — 1.0%
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1,
(SOFR30A + 3.10%), 3.15%,
10/25/41
(a)(b)
............... USD 1,150 1,162,243
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(b)
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.05%,
12/25/50 ............... 743 748,387
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 3.55%,
10/25/33 ............... 1,836 1,902,517
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.05%,
08/25/33 ............... 1,359 1,362,372
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.05%,
08/25/33 ............... 814 832,205
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(a)(b)
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.45%,
08/25/33 ............... 798 819,727
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.05%,
08/25/33 ............... 721 788,328

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
30
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Federal Home Loan Mortgage
Corp.,Structured Agency Credit Risk
Debt Notes, Series 2021-DNA7,
Class B1, (SOFR30A + 3.65%),
3.70%, 11/25/41
(a)(b)
.......... USD 1,931 $ 1,960,683
Federal Home Loan Mortgage Corp.
STACR REMIC Trust, Series
2021-DNA6, Class B1, (SOFR30A +
3.40%), 3.45%, 10/25/41
(a)(b)
.... 1,952 1,964,238
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 8,949 9,010,964
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 3,017 2,930,904
JPMorgan Mortgage Trust, Series
2021-INV5, Class A2A, 2.50%,
12/25/51
(a)(b)
............... 22,285 22,284,345
MCM, Series 2021-VFN1,  3.00%,
08/28/28
(d)
................ 1,323 490,108
MCM Trust, Series 2018-NPL2,  3.00%,
08/25/28
(d)
................ 1,842 1,842,038
Texas Capital Bank NA,   (LIBOR
USD 3 Month + 4.50%), 4.72%,
09/30/24
(a)(b)
............... 3,692 3,696,625
TVC DSCR, 2.38%, 02/01/51
(d)
..... 8,508 8,508,312
TVC Holding, 0.00%, 02/01/51
(d)
.... 2,127 2,668,632
Western Alliance CLN, (LIBOR USD 3
Month + 5.50%), 5.63%, 12/28/24
(b)
11,150 11,143,498
74,116,126
Commercial Mortgage-Backed Securities — 2.2%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (SOFR30A + 3.37%), 3.42%,
12/15/34
(a)(b)
............... 2,461 2,468,780
United States — 2.2%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 1,520 1,551,145
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 3.21%, 04/15/34
(a)
(b)
...................... 1,755 1,749,543
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 550 467,596
BAMLL Commercial Mortgage
Securities Trust, Series 2015-200P,
Class D, 3.60%, 04/14/33
(a)(b)
.... 255 258,171
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (LIBOR
USD 1 Month + 1.05%), 1.15%,
11/25/35 ............... 136 128,334
Series 2006-3A, Class M1, (LIBOR
USD 1 Month + 0.34%), 0.44%,
10/25/36 ............... 166 159,700
BBCMS Mortgage Trust, Series 2017-
DELC, Class E, (LIBOR USD 1
Month + 2.50%), 2.61%, 08/15/36
(a)
(b)
...................... 559 551,981
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 1.21%,
04/15/36 ............... 1,549 1,537,803
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 1.46%,
04/15/36 ............... USD 1,930 $ 1,916,053
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 1.71%,
04/15/36 ............... 1,773 1,759,649
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 2.21%,
04/15/36 ............... 1,535 1,523,441
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 3.01%,
04/15/36 ............... 1,467 1,458,230
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 3.91%,
04/15/36 ............... 1,661 1,657,742
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 5.01%,
04/15/36 ............... 1,177 1,174,745
BHMS
(a)(b)
Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.36%,
07/15/35 ............... 2,215 2,214,062
Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 2.01%,
07/15/35 ............... 840 835,346
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,287 1,316,412
BX Commercial Mortgage Trust
(a)(b)
Series 2018-BIOA, Class D, (LIBOR
USD 1 Month + 1.32%), 1.43%,
03/15/37 ............... 910 906,061
Series 2018-BIOA, Class E, (LIBOR
USD 1 Month + 1.95%), 2.06%,
03/15/37 ............... 2,855 2,849,253
Series 2018-BIOA, Class F, (LIBOR
USD 1 Month + 2.47%), 2.58%,
03/15/37 ............... 2,578 2,553,499
Series 2018-IND, Class G, (LIBOR
USD 1 Month + 2.05%), 2.16%,
11/15/35 ............... 1,325 1,321,469
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 2.41%,
10/15/36 ............... 2,826 2,803,264
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.76%,
10/15/36 ............... 4,496 4,448,127
Series 2020-BXLP, Class D, (LIBOR
USD 1 Month + 1.25%), 1.36%,
12/15/36 ............... 614 611,956
Series 2020-BXLP, Class F, (LIBOR
USD 1 Month + 2.00%), 2.11%,
12/15/36 ............... 651 645,566
Series 2020-BXLP, Class G, (LIBOR
USD 1 Month + 2.50%), 2.61%,
12/15/36 ............... 870 860,578
Series 2020-VKNG, Class G,
(LIBOR USD 1 Month + 3.25%),
3.36%, 10/15/37 .......... 387 384,490
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 2.28%,
10/15/36 ............... 4,203 4,150,283
Series 2021-CIP, Class E, (LIBOR
USD 1 Month + 2.82%), 2.92%,
12/15/28 ............... 3,737 3,736,060

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 1.02%,
02/15/33
(d)
.............. USD 7,459 $ 7,431,029
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 2.26%,
02/15/33
(d)
.............. 4,374 4,357,597
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 4.36%,
02/15/33
(d)
.............. 2,888 2,877,170
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 2.91%,
05/15/38 ............... 4,160 4,121,586
Series 2021-XL2, Class F, (LIBOR
USD 1 Month + 2.24%), 2.35%,
10/15/38 ............... 4,686 4,661,463
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,926 3,888,481
Series 2021-ARIA, Class E, (LIBOR
USD 1 Month + 2.24%), 2.35%,
10/15/36 ............... 2,622 2,607,328
Series 2021-MFM1, Class E,
(LIBOR USD 1 Month + 2.25%),
2.36%, 01/15/34 .......... 1,060 1,051,897
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.11%,
01/15/34 ............... 1,650 1,643,774
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
2.91%, 06/15/38 .......... 5,600 5,547,349
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 2.26%,
12/15/37
(a)(b)
............... 719 718,152
CFCRE Commercial Mortgage Trust
(a)
Series 2018-TAN, Class C, 5.29%,
02/15/33 ............... 350 357,461
Series 2018-TAN, Class E, 6.45%,
02/15/33
(b)
.............. 396 402,649
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class D, 5.09%,
03/10/47
(a)(b)
............... 405 421,278
Commercial Mortgage Trust, Series
2014-CR17, Class C, 4.78%,
05/10/47
(b)
................ 650 674,674
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 2.46%, 12/15/31
(a)
(b)
...................... 562 550,905
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 1.54%,
05/15/36
(b)
.............. 606 604,116
Series 2019-ICE4, Class D, (LIBOR
USD 1 Month + 1.60%), 1.71%,
05/15/36
(b)
.............. 2,018 2,010,406
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 2.26%,
05/15/36
(b)
.............. 1,792 1,790,255
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 2.76%,
05/15/36
(b)
.............. 2,679 2,668,675
Series 2020-NET, Class A, 2.26%,
08/15/37 ............... 1,412 1,423,209
Security
Par (000)
Par (000) Value
United States (continued)
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.65%,
11/15/48
(b)
.............. USD 419 $ 439,549
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 4,122 4,203,593
CSMC Trust, Series 2020-FACT, Class
E, (LIBOR USD 1 Month + 4.86%),
4.97%, 10/15/37
(a)(b)
.......... 563 569,157
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 1.40%,
05/15/35 ............... 628 625,943
Series 2018-BIOD, Class F, (LIBOR
USD 1 Month + 2.00%), 2.10%,
05/15/35 ............... 2,246 2,224,937
DBWF Mortgage Trust
(a)(b)
Series 2018-GLKS, Class B, (LIBOR
USD 1 Month + 1.35%), 1.45%,
12/19/30 ............... 723 721,093
Series 2018-GLKS, Class C, (LIBOR
USD 1 Month + 1.75%), 1.85%,
12/19/30 ............... 575 572,882
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (LIBOR
USD 1 Month + 2.67%), 2.78%,
11/15/38
(a)(b)
............... 1,879 1,867,326
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.36%,
07/15/38 ............... 4,347 4,347,379
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 2.96%,
07/15/38 ............... 2,815 2,815,349
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 2.46%,
02/15/38
(a)(b)
............... 270 270,052
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (LIBOR
USD 1 Month + 2.94%), 3.04%,
11/15/36 ............... 3,631 3,630,098
Series 2021-ROSS, Class A,
(LIBOR USD 1 Month + 1.15%),
1.26%, 05/15/26 .......... 490 487,263
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,547 1,579,918
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 315 312,295
JPMorgan Chase Commercial
Mortgage Securities Corp.
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 2.56%,
04/15/38 ............... 2,540 2,535,190
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 3.06%,
04/15/38 ............... 2,670 2,666,753
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)
Series 2018-WPT, Class DFL,
(LIBOR USD 1 Month + 2.50%),
2.60%, 07/05/33
(b)
......... 438 438,096
Series 2018-WPT, Class DFX,
5.35%, 07/05/33 .......... 756 778,251

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
32
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 3.11%,
07/15/36
(b)
.............. USD 2,095 $ 2,043,807
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.46%, 03/15/38
(a)(b)
.... 5,071 5,058,024
LUXE Trust, Series 2021-TRIP, Class
E, (LIBOR USD 1 Month + 2.75%),
2.86%, 10/15/38
(a)(b)
.......... 344 343,465
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 4.11%,
11/15/38 ............... 4,677 4,630,287
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
5.36%, 11/15/38 .......... 5,030 4,980,068
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.21%,
04/15/38 ............... 5,320 5,311,655
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 2.71%,
04/15/38 ............... 4,090 4,083,587
MHP, Series 2021-STOR, Class G,
(LIBOR USD 1 Month + 2.75%),
2.86%, 07/15/38
(a)(b)
.......... 1,119 1,108,484
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, (LIBOR USD 1 Month + 0.00%),
4.34%, 05/15/48
(b)
........... 227 233,412
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 709 778,374
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (LIBOR
USD 1 Month + 3.35%), 3.46%,
07/15/38
(a)(b)
............... 533 532,999
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (LIBOR
USD 1 Month + 2.62%), 2.72%,
11/15/38 ............... 2,799 2,776,969
Series 2021-MFP2, Class F, (LIBOR
USD 1 Month + 2.62%), 2.72%,
11/15/36 ............... 1,305 1,298,459
STWD Trust, Series 2021-FLWR, Class
E, (LIBOR USD 1 Month + 1.92%),
2.03%, 07/15/36
(a)(b)
.......... 931 923,979
TPGI Trust, Series 2021-DGWD, Class
F, (LIBOR USD 1 Month + 3.00%),
3.11%, 06/15/26
(a)(b)
.......... 1,181 1,170,741
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 412 432,001
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.05%, 08/10/49
(a)(b)
.......... 597 605,111
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 750 752,787
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 1,140 1,202,246
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 1,065 1,130,580
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)
.............. USD 759 $ 822,402
166,644,574
169,113,354
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
Benchmark Mortgage Trust
Series 2021-B23, Class XA, 1.28%,
02/15/54 ............... 18,279 1,624,791
Series 2021-B25, Class XA, 1.11%,
04/15/54 ............... 9,648 792,259
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.73%,
12/12/53
(a)
................ 1,493 180,086
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.88%,
07/15/53 ............... 10,736 1,385,676
Series 2021-C59, Class XA, 1.55%,
04/15/54 ............... 8,324 930,834
4,913,646
Total Non-Agency Mortgage-Backed Securities — 3.3%
(Cost: $248,331,097) ............................. 248,143,126
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests - 0.1%
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(d)(s)
.............. 7,220 8,360,924
Total Other Interests - 0.1%
(Cost: $7,284,549) ................................ 8,360,924
Par (000)
Pa r (000)
Preferred Securities — 3.2%
Capital Trusts — 0.2%
United States — 0.2%
(b)
Ally Financial, Inc., Series B , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%),
4.70%
(o)
.................. 1,072 1,112,200
Bank of America Corp., Series JJ ,
(LIBOR USD 3 Month + 3.29%),
5.12%
(o)
.................. 1,058 1,106,932
Charles Schwab Corp. (The), Series
I , (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.17%), 4.00%
(o)
............ 1,074 1,095,480
Citigroup, Inc., Series V , (SOFR +
3.23%), 4.70%
(o)
............ 1,085 1,096,067
Edison International, Series A , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%),
5.38%
(o)
.................. 1,109 1,161,788

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70%
(o)
....... USD 984 $ 1,121,760
Goldman Sachs Group, Inc. (The),
Series T , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.97%), 3.80%
(o)
....... 1,105 1,099,475
JPMorgan Chase & Co., Series HH ,
(SOFR + 3.13%), 4.60%
(o)
...... 1,088 1,116,560
Morgan Stanley, Series H , (LIBOR USD
3 Month + 3.61%), 3.73%
(o)
..... 2,972 2,973,508
Prudential Financial, Inc.
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 1,491 1,551,398
(LIBOR USD 3 Month + 4.18%),
5.87%, 09/15/42 .......... 2,264 2,313,880
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 3.50%
(o)
........... 1,158 1,115,193
Vistra Corp. , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.74%), 7.00%
(a)(o)
...... 850 860,956
17,725,197
Total Capital Trusts — 0.2%
(Cost: $17,716,561) .............................. 17,725,197
Shares
Shares
Preferred Stocks — 2.9%
Brazil — 0.1%
Banco Bradesco SA (Preference) ... 258,844 897,363
Itau Unibanco Holding SA (Preference) 40,863 153,998
Neon Payments Ltd.
(d)
........... 13,839 5,670,115
Petroleo Brasileiro SA (Preference) .. 108,849 552,969
7,274,445
China — 0.2%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $11,713,918)
(d)(h)
.. 106,904 17,484,167
Germany — 0.3%
Caresyntax, Inc.
(d)
............. 11,234 1,684,314
Henkel AG & Co. KGaA (Preference) 1,576 127,169
Porsche Automobil Holding SE
(Preference) ............... 36,318 3,428,886
Volkswagen AG (Preference) ...... 46,717 9,384,666
Volocopter Gmbh, (Acquired 03/03/21,
cost $7,545,514)
(d)(h)
.......... 1,420 8,343,165
22,968,200
India — 0.1%
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$4,447,111)
(d)(h)
............. 1,380 4,339,031
Jersey, Channel Islands — 0.1%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $3,701,680)
(d)(h)
... 432,945 6,043,912
United States — 2.1%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$7,969,637)
(d)(h)
............. 210,424 6,579,328
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(m)
............ 12,010 12,522,947
Security
Shares
Shares Value
United States (continued)
Aptiv plc, Series A, 5.50%
(m)
....... 40,585 $ 7,471,293
Becton Dickinson and Co., Series B,
6.00%
(g)
.................. 151,936 8,014,624
Boston Scientific Corp., Series A,
5.50% ................... 26,805 3,073,461
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$4,854,509)
(d)(h)
............. 8,988 4,568,331
Cruise, Series G (Acquired 03/25/21,
cost $3,295,779)
(d)(h)
.......... 125,077 3,078,145
Databricks, Inc., Series F (Acquired
10/22/19, cost $3,896,150)
(d)(h)
... 90,717 18,362,935
Databricks, Inc., Series G (Acquired
02/01/21, cost $4,396,950)
(d)(h)
... 24,790 5,017,992
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $3,888,688)
(d)(h)
... 639,810 4,043,599
Dream Finders Homes, Inc., 9.00%
(d)
10,838 10,729,620
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $2,729,072)
(d)(h)
... 465,871 2,529,680
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$3,117,865)
(d)(h)
............. 94,319 6,108,098
Farmer's Business Network, Inc.,
(Acquired 09/15/21, cost $886,805)
(d)
(h)
...................... 14,267 923,931
Grand Rounds, Inc., Series C (Acquired
03/31/15, cost $5,939,231)
(d)(h)
... 1,929,993 4,882,882
Grand Rounds, Inc., Series D (Acquired
05/01/18, cost $3,180,966)
(d)(h)
... 1,184,166 2,972,257
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $4,033,036)
(d)(h)
... 2,211,458 12,826,456
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $871,086)
(d)(e)(h)
... 145,455 843,639
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost
$10,936,522)
(d)(h)
............ 863,811 9,519,197
MNTN Digital, Series D (Acquired
11/05/21, cost $2,152,423)
(d)(e)(h)
.. 93,725 2,152,423
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $2,117,646)
(d)(h)
... 308,241 2,351,879
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$2,786,613)
(d)(h)
............. 312,236 2,538,479
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $1,743,151)
(d)(h)
... 66,466 1,734,098
Relativity Space, Inc., (Acquired
05/27/21, cost $3,000,761)
(d)(h)
... 131,410 3,035,571
SambaNova Systems, Inc., Series
C (Acquired 02/19/20, cost
$4,030,858)
(d)(h)
............. 75,709 8,203,827
SambaNova Systems, Inc., Series
D (Acquired 04/9/21, cost
$2,289,175)
(d)(h)
............. 24,092 2,610,609
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $1,079,673)
(d)(h)
... 71,884 1,029,379
Ursa Major Technologies, Inc.,
(Acquired 09/13/21, cost
$2,763,384)
(d)(h)
............. 463,282 2,599,012
Verge Genomics, Series B (Acquired
11/05/21, cost $2,589,150)
(d)(e)(h)
.. 486,061 2,585,844
Wells Fargo & Co., Series L, 7.50%
(g)(m)
(o)
...................... 1,758 2,620,352

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
34
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$3,083,013)
(d)(h)
............. 195,578 $ 2,961,051
158,490,939
Total Preferred Stocks — 2.9%
(Cost: $175,839,741) ............................. 216,600,694
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 6.50%, 10/30/40
(b)
189,312 5,281,805
Total Trust Preferreds — 0.1%
(Cost: $5,191,094) .............................. 5,281,805
Total Preferred Securities — 3.2%
(Cost: $198,747,396) ............................. 239,607,696
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 0.0%
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ USD 2,840 240,797
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KW09, Class X1,
0.80%, 05/25/29
(b)
........... 19,588 970,574
1,211,371
Total U.S. Government Sponsored Agency Securities
—
0.0%
(Cost: $1,197,046) .............................. 1,211,371
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds
1.75%, 08/15/41 ............ 14,228 13,794,685
2.00%, 08/15/51
(t)
........... 20,266 20,658,246
1.88%, 11/15/51 ............ 9,691 9,613,973
U.S. Treasury Notes
0.13%, 11/30/22
(j)
............ 15,000 14,966,016
1.38%, 11/15/31 ............ 19,831 19,579,520
Total U.S. Treasury Obligations — 1.1%
(Cost: $77,589,060) .............................. 78,612,440
Shares
Shares
Warrants — 0.0%
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(e)
.......... 85,886 97,781
Security
Shares
Shares Value
Israel — 0.0%
Innovid Corp. (Issued/exercisable
01/28/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50)
(e)
.................. 13,984 $ 15,522
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(e)
.......... 1,586 1,741
United Kingdom — 0.0%
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50)
(e)
.................. 44,923 98,381
United States — 0.0%
(e)
Altus Power, Inc. (Issued/exercisable
01/22/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.00) ................... 19,701 50,632
Austerlitz Acquisition Corp. I (Issued/
exercisable 02/17/21, 1 share for
1 warrant, Expires 02/19/26, Strike
Price USD 11.50) ............ 59,729 62,715
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 88,134 210,640
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 90,780 47,206
Embark Technology, Inc. (Issued/
exercisable 12/28/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 35,878 70,321
EVgo, Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 48,920 129,638
Gores Holdings VIII, Inc. (Issued/
exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 3,402 6,906
Hippo Holdings, Inc. (Issued/
exercisable 01/04/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 36,207 17,292
Israel Amplify Program Corp. (Issued/
exercisable 05/14/21, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 11.50)
(d)
.......... 134,819 173,917
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50) ................... 37,211 68,282
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 98,870 203,517
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 10/13/25, Strike
Price USD 11.50) ............ 64,424 68,934

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
v
Security
Shares
Shares Value
United States (continued)
Proof Acquisition Corp. I (Issued/
exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(d)
.......... 77,370 $ 77,370
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 33,370 40,044
Sarcos Technology & Robotics Corp.
(Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 76,688 155,677
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 27,215 19,799
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 21,860 18,144
Volta, Inc. (Issued/exercisable
10/22/20, 1 share for 1 warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 50,390 93,725
1,514,759
Total Warrants — 0.0%
(Cost: $1,894,606) .............................. 1,728,184
Total Long-Term Investments — 94.3%
(Cost: $5,976,873,859) ........................... 7,107,068,538
Par (000)
Pa r (000)
Short-Term Securities — 8.3%
Foreign Government Obligations — 0.3%
(u)
Brazil - 0.3%
Federative Republic of Brazil Treasury
Bills, 7.58%
,
07/01/24 ......... BRL 168 23,297,054
Total Foreign Government Obligations — 0.3%
(Cost: $26,697,908) .............................. 23,297,054
Shares
Shares
Money Market Funds — 7.9%
(f)(v)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00% ...... 412,798,466 412,798,466
SL Liquidity Series, LLC, Money Market
Series, 0.15%
(w)
............. 181,642,107 181,656,901
Total Money Market Funds — 7.9%
(Cost: $594,455,367) ............................. 594,455,367
Par (000)
Pa r (000)
Time Deposits — 0.1%
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., (0.33)%, 01/04/22 ... AUD 1,833 1,333,922
Security
Par (000)
Par (000) Value
Canada — 0.1%
Royal Bank of Canada,
0.01%, 01/04/22 ............ CAD 2,526 $ 1,997,175
Denmark — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 01/03/22 ............ DKK 980 150,091
Europe — 0.0%
Citibank NA, (0.97)%, 01/03/22 .... EUR 1,227 1,396,775
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.34)%, 01/04/22 ........... JPY 15,000 130,401
New Zealand — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 01/05/22 ............ NZD —
(x)
3
United Kingdom — 0.0%
Citibank NA, 0.01%, 01/04/22 ..... GBP 366 494,975
Total Time Deposits — 0.1%
(Cost: $5,503,342) .............................. 5,503,342
Total Short-Term Securities — 8.3%
(Cost: $626,656,617) ............................. 623,255,763
Total Options Purchased — 0.3%
(Cost: $35,707,069 ) .............................. 24,774,303
Total Investments Before Options Written and Investments Sold
Short — 102.9%
(Cost: $6,639,237,545) ........................... 7,755,098,604
Total Options Written — (0.2)%
(Premiums Received — $22,730,595) ................. (14,695,064)
Shares
Shares
Investments Sold Short — (0.1)%
Common Stocks — (0.1)%
United States — (0.1)%
JM Smucker Co. (The) .......... 15,304 (2,078,589)
Walgreens Boots Alliance, Inc. ..... 133,971 (6,987,928)
(9,066,517)
Total Common Stocks — (0.1)%
(Proceeds: $7,510,154) ........................... (9,066,517)
Total Investments Sold Short — (0.1)%
(Proceeds: $7,510,154 ) ........................... (9,066,517)
Total Investments Net of Options Written and Investments Sold
Short — 102.6%
(Cost: $6,608,996,796) ........................... 7,731,337,023
Liabilities in Excess of Other Assets — (2.6)% ............ (193,170,205)
Net Assets — 100.0% .............................. $ 7,538,166,818

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
36
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Affiliate of the Fund.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $294,191,758, representing 3.90% of its net assets as of period end, and an original cost of $229,230,341.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Perpetual security with no stated maturity date.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Fixed rate.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)
Rates are discount rates or a range of discount rates as of period end.
(v)
Annualized 7-day yield as of period end.
(w)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(x)
Rounds to less than 1,000.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Par/Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 29,360,501 $ 383,437,965 $ — $ — $ — $ 412,798,466 412,798,466 $ 10,579 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 352,621,386 — (170,921,957) (42,528) — 181,656,901 181,642,107 1,533,731
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/21 ......... 2,193,500 — — — (507,180) 1,686,320 21,400,000 — —
iShares China Large-Cap ETF .. 11,083,538 5,112,317 (9,523,819) (174,012) (1,483,784) 5,014,240 137,076 83,577 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 103,651,290 — (100,429,281) 2,441,203 (3,449,155) 2,214,057 25,446 1,236,656 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 46,918,617 14,754,823 (58,154,953) (643,712) (994,714) 1,880,061 14,187 219,564 —
iShares Latin America 40 ETF .. 5,690,965 — (2,286,373) 236,384 (1,015,638) 2,625,338 111,907 229,150 —
iShares MSCI Brazil ETF ..... 4,298,303 4,334,189 (3,416,692) 484,160 (2,140,628) 3,559,332 126,802 387,137 —
iShares MSCI Emerging Markets
ETF .................. 1,464,018 — (637,411) 102,627 (130,390) 798,844 16,353 16,556 —
iShares MSCI Japan ETF
(c)
.... — 4,446,939 (4,750,627) 303,688 — — — — —
iShares Nasdaq Biotechnology
ETF .................. 1,569,891 — (664,241) 163,048 (160,456) 908,242 5,951 2,505 —
iShares Russell 2000 ETF
(c)
.... 107,492,052 6,309,939 (121,996,977) 18,173,874 (9,978,888) — — 103,273 —
iShares S&P 500 Value ETF ... 10,275,781 — (1,639,907) 274,035 1,919,803 10,829,712 69,142 209,435 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ......... 18,089,674 1,513,226 — — (37,109) 19,565,791 19,974,151 1,506,925 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ......... 18,591,047 — (167,952) — 167,952 18,591,047 18,591,047 1 —
Quintis HoldCo Pty. Ltd. ...... 6,288,328 — — — (4,071,891) 2,216,437 9,827,224 — —
$ 21,318,767 $ (21,882,078) $ 664,344,788 $ 5,539,089 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2021
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
38
Consolidated Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 490 03/08/22 $ 82,012 $ (1,633,117)
Euro-Bund .............................................................. 690 03/08/22 134,622 (2,294,589)
Japan 10 Year Bond ........................................................ 59 03/14/22 77,752 (181,546)
Australia 10 Year Bond ...................................................... 1,057 03/15/22 107,023 75,409
FTSE/MIB Index .......................................................... 35 03/18/22 5,410 127,153
MSCI Emerging Markets E-Mini Index ............................................ 176 03/18/22 10,791 (114,536)
Russell 2000 E-Mini Index .................................................... 741 03/18/22 83,096 1,257,366
U.S. Treasury 10 Year Note ................................................... 1,958 03/22/22 255,182 2,023,424
U.S. Treasury Long Bond .................................................... 199 03/22/22 31,828 333,927
U.S. Treasury 5 Year Note .................................................... 7,253 03/31/22 876,763 2,496,342
2,089,833
Short Contracts
Euro- Buxl ............................................................... 145 03/08/22 34,129 1,824,523
SPI 200 Index ............................................................ 20 03/17/22 2,673 (25,904)
EURO STOXX 50 Index ..................................................... 460 03/18/22 22,389 (488,266)
FTSE 100 Index .......................................................... 105 03/18/22 10,420 (210,160)
NASDAQ 100 E-Mini Index ................................................... 654 03/18/22 213,475 121,650
S&P 500 E-Mini Index ...................................................... 2,441 03/18/22 580,775 (7,789,028)
U.S. Treasury 10 Year Ultra Note ............................................... 2,932 03/22/22 428,393 (2,941,322)
U.S. Treasury Ultra Bond .................................................... 67 03/22/22 13,140 98,364
Long Gilt ............................................................... 227 03/29/22 38,376 (150,363)
U.S. Treasury 2 Year Note .................................................... 1,100 03/31/22 239,946 516,600
(9,043,906)
$ (6,954,073)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 2,072,828,340 EUR 15,807,000 JPMorgan Chase Bank NA 01/13/22 $ 21,568
JPY 3,482,239,945 EUR 26,284,000 Morgan Stanley & Co. International plc 01/20/22 342,114
MXN 334,428,000 USD 16,275,663 Goldman Sachs International 01/20/22 13,038
USD 11,302,889 EUR 9,715,000 Bank of America NA 01/20/22 238,758
USD 88,536,658 EUR 76,053,927 BNP Paribas SA 01/20/22 1,921,045
USD 371,891 EUR 326,215 JPMorgan Chase Bank NA 01/20/22 374
USD 16,536,181 EUR 14,229,142 Morgan Stanley & Co. International plc 01/20/22 331,024
USD 18,673,186 JPY 2,120,041,510 Citibank NA 01/20/22 240,568
USD 11,936,978 JPY 1,356,699,490 JPMorgan Chase Bank NA 01/20/22 141,207
USD 18,353,573 NOK 153,991,000 JPMorgan Chase Bank NA 01/20/22 872,807
CNY 35,243,039 USD 5,487,775 Citibank NA 01/27/22 47,067
IDR 109,532,118,000 USD 7,653,701 HSBC Bank plc 01/27/22 42,573
IDR 104,634,000 USD 7,288 UBS AG 01/27/22 64
USD 29,901,702 HKD 232,653,156 Deutsche Bank AG 01/27/22 63,756
EUR 9,634,783 USD 10,863,957 Barclays Bank plc 02/03/22 112,055
USD 11,185,571 EUR 9,634,783 Morgan Stanley & Co. International plc 02/03/22 209,559
USD 29,967,036 HKD 233,404,255 HSBC Bank plc 02/10/22 31,973
USD 11,129,486 JPY 1,271,663,098 HSBC Bank plc 02/10/22 71,200
CNY 222,838,331 USD 34,779,878 Citibank NA 02/11/22 180,978
AUD 20,193,325 USD 14,442,482 Morgan Stanley & Co. International plc 03/03/22 251,152
USD 20,011,390 SEK 180,535,237 Morgan Stanley & Co. International plc 03/03/22 23,373
EUR 16,425,808 USD 18,513,364 Citibank NA 03/10/22 211,846
EUR 16,376,808 USD 18,456,089 Citibank NA 03/16/22 216,017
BRL 62,486,922 USD 10,949,172 Morgan Stanley & Co. International plc 03/17/22 72,825
CAD 16,737,591 USD 13,018,293 Bank of America NA 03/17/22 211,559
EUR 139,987,875 USD 158,551,667 BNP Paribas SA 03/17/22 1,060,186

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 11,173,403 EUR 13,088,009 UBS AG 03/17/22 $ 196,227
GBP 14,208,356 USD 18,854,406 Barclays Bank plc 03/17/22 371,208
GBP 11,367,062 USD 15,030,609 HSBC Bank plc 03/17/22 350,392
EUR 25,664,324 USD 28,964,448 UBS AG 03/24/22 302,625
8,149,138
USD 29,628,785 CNY 192,356,000 JPMorgan Chase Bank NA 01/06/22 (625,068)
USD 26,794,781 CNY 173,884,435 UBS AG 01/13/22 (543,469)
CAD 23,502,000 USD 18,960,795 Goldman Sachs International 01/20/22 (381,679)
CAD 23,497,000 USD 19,012,979 Morgan Stanley & Co. International plc 01/20/22 (437,816)
GBP 19,114,000 USD 26,369,994 Deutsche Bank AG 01/20/22 (499,212)
JPY 1,733,700,000 USD 15,181,698 Citibank NA 01/20/22 (108,117)
JPY 1,743,041,000 USD 15,273,247 Goldman Sachs International 01/20/22 (118,445)
USD 5,473,347 CNY 35,243,039 UBS AG 01/27/22 (61,495)
NOK 164,372,975 CHF 17,578,326 Bank of America NA 02/03/22 (652,024)
EUR 17,822,686 USD 20,705,678 Deutsche Bank AG 02/10/22 (399,288)
JPY 2,917,105,157 USD 25,865,975 UBS AG 02/10/22 (499,050)
USD 34,552,596 CNY 222,838,331 BNP Paribas SA 02/11/22 (408,260)
AUD 44,017,386 USD 32,137,971 Bank of America NA 02/17/22 (109,400)
JPY 2,589,262,000 USD 22,624,292 Bank of America NA 02/17/22 (107,174)
NOK 101,504,710 CHF 10,722,802 Bank of America NA 02/17/22 (264,240)
KRW 33,692,982,000 USD 28,413,954 Citibank NA 02/24/22 (117,745)
USD 11,343,437 INR 855,384,735 BNP Paribas SA 03/03/22 (67,070)
USD 13,251,395 BRL 76,255,150 HSBC Bank plc 03/08/22 (235,043)
JPY 14,856,191,946 USD 130,925,242 Deutsche Bank AG 03/10/22 (1,708,075)
USD 14,704,621 INR 1,117,595,292 Citibank NA 03/10/22 (186,868)
USD 14,449,577 NZD 21,407,352 Morgan Stanley & Co. International plc 03/10/22 (197,622)
USD 17,987,429 SEK 163,274,768 Bank of America NA 03/10/22 (90,858)
USD 14,863,492 EUR 13,109,910 Citibank NA 03/16/22 (83,842)
JPY 23,815,748,090 USD 209,694,586 JPMorgan Chase Bank NA 03/17/22 (2,529,919)
RUB 693,933,278 USD 9,248,128 Citibank NA 03/17/22 (115,665)
USD 34,433,961 CNY 220,790,556 Deutsche Bank AG 03/17/22 (134,030)
USD 4,356,717 INR 332,818,318 Barclays Bank plc 03/17/22 (72,253)
(10,753,727)
$ (2,604,589)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Bank of America NA 04/18/22 RUB 66.00 RUB 66.00 USD 1,153 $ 52,126
Put
USD Currency ............... One-Touch Citibank NA 02/21/22 RUB 68.00 RUB 68.00 USD 1,538 26,683
$ 78,809
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 2,379 01/07/22 USD 472.00 USD 112,993 $ 1,200,206
SPDR S&P 500 ETF Trust ...................... 2,439 01/14/22 USD 475.00 USD 115,843 1,130,477
Alcoa Corp. ............................... 688 01/21/22 USD 50.00 USD 4,099 698,320
Alcoa Corp. ............................... 1,309 01/21/22 USD 55.00 USD 7,799 798,490
Alibaba Group Holding Ltd. ..................... 427 01/21/22 USD 190.00 USD 5,072 3,416
Amazon.com, Inc. ........................... 22 01/21/22 USD 3,900.00 USD 7,336 4,125

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
40
Consolidated Schedule of Investments
(continued)
December 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Atlassian Corp. plc ........................... 88 01/21/22 USD 470.00 USD 3,355 $ 6,160
Autodesk, Inc. .............................. 226 01/21/22 USD 310.00 USD 6,355 11,526
Barclays plc ............................... 1,104 01/21/22 GBP 2.05 GBP 2,064 7,472
BP plc ................................... 1,165 01/21/22 USD 27.00 USD 3,102 53,590
BP plc ................................... 1,344 01/21/22 USD 32.00 USD 3,579 2,016
BP plc ................................... 1,911 01/21/22 USD 31.00 USD 5,089 5,733
Caesars Entertainment, Inc. .................... 263 01/21/22 USD 100.00 USD 2,460 42,738
CF Industries Holdings, Inc. ..................... 409 01/21/22 USD 65.00 USD 2,895 257,670
Comcast Corp. ............................. 483 01/21/22 USD 57.50 USD 2,431 966
Comcast Corp. ............................. 756 01/21/22 USD 55.00 USD 3,805 4,914
Daimler AG ................................ 206 01/21/22 EUR 95.00 EUR 1,392 1,994
Deere & Co. ............................... 86 01/21/22 USD 380.00 USD 2,949 2,881
Devon Energy Corp. .......................... 302 01/21/22 USD 44.00 USD 1,330 57,833
Devon Energy Corp. .......................... 832 01/21/22 USD 46.00 USD 3,665 91,520
Devon Energy Corp. .......................... 3,158 01/21/22 USD 40.00 USD 13,911 1,468,470
Diamondback Energy, Inc. ...................... 341 01/21/22 USD 115.00 USD 3,678 67,348
Dick's Sporting Goods, Inc. ..................... 650 01/21/22 USD 140.00 USD 7,474 34,125
DR Horton, Inc. ............................. 515 01/21/22 USD 105.00 USD 5,585 251,063
Eli Lilly & Co. .............................. 292 01/21/22 USD 275.00 USD 8,066 215,191
Energy Transfer LP .......................... 2,401 01/21/22 USD 10.00 USD 1,976 6,003
Exxon Mobil Corp. ........................... 466 01/21/22 USD 62.50 USD 2,851 35,416
FedEx Corp. ............................... 139 01/21/22 USD 280.00 USD 3,595 6,325
Ford Motor Co. ............................. 2,760 01/21/22 USD 22.00 USD 5,733 97,980
Freeport-McMoRan, Inc. ....................... 2,008 01/21/22 USD 41.00 USD 8,379 373,488
Generac Holdings, Inc. ........................ 33 01/21/22 USD 440.00 USD 1,161 1,568
General Motors Co. .......................... 686 01/21/22 USD 65.00 USD 4,022 19,551
Global Payments, Inc. ........................ 475 01/21/22 USD 170.00 USD 6,421 13,063
Hilton Worldwide Holdings, Inc. .................. 230 01/21/22 USD 140.00 USD 3,588 361,100
iShares MSCI Emerging Markets ETF .............. 4,117 01/21/22 USD 54.00 USD 20,112 6,176
Lions Gate Entertainment Corp. .................. 134 01/21/22 USD 19.00 USD 223 3,015
Lloyds Banking Group plc ...................... 10,096 01/21/22 GBP 0.52 GBP 4,826 68,327
MongoDB, Inc. ............................. 68 01/21/22 USD 610.00 USD 3,600 18,190
O'Reilly Automotive, Inc. ....................... 51 01/21/22 USD 660.00 USD 3,602 251,430
Ovintiv , Inc. ................................ 855 01/21/22 USD 38.00 USD 2,881 34,200
Pandora A/S ............................... 93 01/21/22 DKK 964.81 DKK 7,659 2,164
Pandora A/S ............................... 155 01/21/22 DKK 934.97 DKK 12,765 3,607
Pandora A/S ............................... 206 01/21/22 DKK 875.29 DKK 16,965 13,059
Royal Dutch Shell plc ......................... 3,012 01/21/22 EUR 22.00 EUR 5,816 5,144
Sabre Corp. ............................... 146 01/21/22 USD 12.00 USD 125 365
salesforce.com, Inc. .......................... 165 01/21/22 USD 290.00 USD 4,193 3,878
Societe Generale SA ......................... 1,122 01/21/22 EUR 30.00 EUR 3,389 100,276
SPDR S&P 500 ETF Trust ...................... 2,470 01/21/22 USD 468.00 USD 117,315 2,676,245
SPDR S&P 500 ETF Trust ...................... 2,963 01/21/22 USD 470.00 USD 140,731 2,740,775
SPDR S&P Biotech ETF ....................... 813 01/21/22 USD 134.00 USD 9,102 8,537
SPDR S&P Biotech ETF ....................... 963 01/21/22 USD 135.00 USD 10,782 11,556
Tesla, Inc. ................................. 86 01/21/22 USD 1,200.00 USD 9,088 144,480
Uber Technologies, Inc. ....................... 2,788 01/21/22 USD 50.00 USD 11,690 46,002
Zscaler , Inc. ............................... 111 01/21/22 USD 370.00 USD 3,567 10,656
Alphabet, Inc. .............................. 31 02/18/22 USD 3,200.00 USD 8,970 56,110
ARK Innovation ETF ......................... 919 02/18/22 USD 97.00 USD 8,693 408,955
Ford Motor Co. ............................. 3,302 02/18/22 USD 22.00 USD 6,858 297,180
Generac Holdings, Inc. ........................ 33 02/18/22 USD 390.00 USD 1,161 29,865
iShares China Large-Cap ETF ................... 3,964 02/18/22 USD 39.00 USD 14,500 188,290
iShares China Large-Cap ETF ................... 6,986 02/18/22 USD 44.00 USD 25,555 38,423
Micron Technology, Inc. ....................... 439 02/18/22 USD 90.00 USD 4,089 290,838
Microsoft Corp. ............................. 245 02/18/22 USD 350.00 USD 8,240 148,838
Microsoft Corp. ............................. 483 02/18/22 USD 340.00 USD 16,244 498,698
Xerox Holdings Corp. ......................... 197 02/18/22 USD 25.00 USD 446 8,865
Dexcom , Inc. .............................. 71 03/18/22 USD 600.00 USD 3,812 129,575
BP plc ................................... 3,809 04/14/22 USD 32.00 USD 10,143 83,798
Twilio , Inc. ................................ 192 04/14/22 USD 310.00 USD 5,056 213,120
Western Digital Corp. ......................... 367 04/14/22 USD 80.00 USD 2,393 63,124
Xerox Holdings Corp. ......................... 209 04/14/22 USD 30.00 USD 473 3,658
General Motors Co. .......................... 1,341 06/17/22 USD 65.00 USD 7,862 486,113

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Xerox Holdings Corp. ......................... 108 07/15/22 USD 30.00 USD 245 $ 4,320
16,430,590
Put
CBOE Volatility Index ......................... 2,687 01/19/22 USD 22.00 USD 4,627 1,007,625
Invesco QQQ Trust 1 ......................... 44 01/21/22 USD 360.00 USD 1,751 2,904
iShares iBoxx $ High Yield Corporate Bond ETF ....... 170 01/21/22 USD 85.00 USD 1,479 1,870
iShares iBoxx $ High Yield Corporate Bond ETF ....... 4,000 01/21/22 USD 82.00 USD 34,804 16,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 8,000 01/21/22 USD 84.00 USD 69,608 64,000
iShares Russell 2000 ETF ...................... 104 01/21/22 USD 195.00 USD 2,313 3,172
salesforce.com, Inc. .......................... 159 01/21/22 USD 280.00 USD 4,041 419,363
Invesco QQQ Trust 1 ......................... 94 02/18/22 USD 350.00 USD 3,740 20,868
Invesco QQQ Trust 1 ......................... 126 02/18/22 USD 325.00 USD 5,013 12,780
iShares iBoxx $ High Yield Corporate Bond ETF ....... 114 02/18/22 USD 84.00 USD 992 3,135
iShares Russell 2000 ETF ...................... 76 02/18/22 USD 190.00 USD 1,691 7,980
iShares Russell 2000 ETF ...................... 228 02/18/22 USD 205.00 USD 5,072 53,580
U.S. Treasury 10 Year Note ..................... 23 02/18/22 USD 129.00 USD 2,300 9,344
U.S. Treasury 10 Year Note ..................... 1,478 02/18/22 USD 129.50 USD 147,800 808,281
American Airlines Group, Inc. .................... 245 03/18/22 USD 10.00 USD 440 1,715
United Airlines Holdings, Inc. .................... 120 03/18/22 USD 25.00 USD 525 2,280
Invesco Senior Loan ETF ...................... 622 04/14/22 USD 20.00 USD 1,375 4,665
Pitney Bowes, Inc. ........................... 61 04/14/22 USD 6.00 USD 40 2,898
2,442,460
$ 18,873,050
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Pioneer Natural Resources Co. Morgan Stanley & Co. International plc 64,342 01/21/22 USD 205.00 USD 11,703 $ 39,411
Royal Dutch Shell plc ...... Nomura International plc 132,675 01/21/22 USD 45.00 USD 5,758 46,436
Vodafone Group plc ....... Goldman Sachs International 2,349,982 01/21/22 GBP 1.20 GBP 2,638 15,904
EURO STOXX 50 Index .... Credit Suisse International 2,423 03/18/22 EUR 4,600.00 EUR 10,415 40,551
LVMH Moet Hennessy Louis
Vuitton SE ........... Barclays Bank plc 4,891 03/18/22 EUR 730.00 EUR 3,556 92,928
USD Currency ........... Citibank NA — 03/29/22 CNH 6.75 USD 37,714 27,194
USD Currency ........... Citibank NA — 03/29/22 CNH 6.45 USD 37,714 193,428
Pioneer Natural Resources Co. Morgan Stanley & Co. International plc 117,264 04/14/22 USD 210.00 USD 21,328 595,474
Royal Dutch Shell plc ...... Citibank NA 233,114 04/14/22 USD 50.00 USD 10,117 110,729
Amazon.com, Inc. ........ Citibank NA 2,862 06/17/22 USD 4,150.00 USD 9,543 129,720
EssilorLuxottica SA ....... Goldman Sachs International 36,131 06/17/22 EUR 200.00 EUR 6,765 244,941
EURO STOXX 50 Index .... Credit Suisse International 2,423 06/17/22 EUR 4,650.00 EUR 10,415 94,206
EssilorLuxottica SA ....... JPMorgan Chase Bank NA 21,647 09/16/22 EUR 200.00 EUR 4,053 201,794
1,832,716
Put
EUR Currency ........... Deutsche Bank AG — 01/06/22 USD 1.13 EUR 207,035 41,133
S&P 500 Index .......... Citibank NA 3,164 01/21/22 USD 4,571.55 USD 15,080 51,975
EUR Currency ........... BNP Paribas SA — 03/17/22 USD 1.13 EUR 48,890 292,704
385,812
$ 2,218,528

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
42
Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 1.00 % Quarterly CDX.NA.IG.37.V1 Quarterly
JPMorgan Chase
Bank NA 01/19/22 USD 70.00 USD 25,150 $ 2,137
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
JPMorgan Chase
Bank NA 02/16/22 USD 104.00 USD 2,215 4,056
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly Bank of America NA 01/19/22 USD 106.00 USD 1,660 1,347
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly Bank of America NA 01/19/22 USD 106.00 USD 3,030 2,459
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
Goldman Sachs
International 01/19/22 USD 106.00 USD 4,465 3,624
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
Morgan Stanley
& Co.
International
plc 01/19/22 USD 106.00 USD 3,635 2,950
$ 16,573
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual
Morgan Stanley & Co.
International plc 04/14/22 1.50 % USD 57,064 $ 1,011,061
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual
Goldman Sachs
International 04/20/22 1.60 USD 29,189 762,310
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 1.30 USD 30,938 161,224
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual Citibank NA 07/05/22 1.52 USD 30,461 876,314
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Deutsche Bank AG 07/06/22 1.55 USD 12,860 401,910
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 391,953 322,188
3,535,007
Put
30-Year Interest Rate Swap
(a)
1.96% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/19/22 1.96 USD 30,681 52,336
$ 3,587,343
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
S&P 500 Index ....... Down and In Citibank NA 3,164 01/21/22 USD 4,114.40 USD 3,657.24 USD 4 $ (3,124)

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
EURO STOXX 50 Index . Down and In
Credit Suisse
International 3,635 06/17/22 EUR 3,400.00 EUR 3,000.00 EUR 5 $ (205,935)
$ (209,059)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ....................... 1,585 01/07/22 USD 480.00 USD 75,281 $ (133,140)
Abbott Laboratories ........................... 399 01/21/22 USD 146.00 USD 5,616 (29,327)
Alcoa Corp. ................................ 791 01/21/22 USD 65.00 USD 4,713 (116,673)
Alibaba Group Holding Ltd. ...................... 427 01/21/22 USD 215.00 USD 5,072 (1,068)
Amazon.com, Inc. ............................ 22 01/21/22 USD 4,250.00 USD 7,336 (1,177)
Apple, Inc. ................................. 2,475 01/21/22 USD 195.00 USD 43,949 (90,338)
Atlassian Corp. plc ............................ 88 01/21/22 USD 520.00 USD 3,355 (10,340)
Autodesk, Inc. ............................... 226 01/21/22 USD 330.00 USD 6,355 (4,407)
BP plc .................................... 1,165 01/21/22 USD 30.00 USD 3,102 (4,078)
Caesars Entertainment, Inc. ..................... 263 01/21/22 USD 130.00 USD 2,460 (3,419)
Capital One Financial Corp. ...................... 629 01/21/22 USD 164.40 USD 9,126 (9,435)
Costco Wholesale Corp. ........................ 253 01/21/22 USD 585.00 USD 14,363 (91,080)
Daimler AG ................................. 206 01/21/22 EUR 104.00 EUR 1,392 (2,814)
Devon Energy Corp. ........................... 832 01/21/22 USD 55.00 USD 3,665 (5,824)
Devon Energy Corp. ........................... 3,158 01/21/22 USD 50.00 USD 13,911 (99,477)
Diamondback Energy, Inc. ....................... 341 01/21/22 USD 140.00 USD 3,678 (5,115)
DR Horton, Inc. .............................. 415 01/21/22 USD 100.00 USD 4,501 (374,538)
Eli Lilly & Co. ............................... 292 01/21/22 USD 295.00 USD 8,066 (46,511)
Exxon Mobil Corp. ............................ 466 01/21/22 USD 70.00 USD 2,851 (1,631)
Freeport-McMoRan, Inc. ........................ 1,854 01/21/22 USD 46.00 USD 7,737 (45,423)
Freeport-McMoRan, Inc. ........................ 2,008 01/21/22 USD 49.00 USD 8,379 (12,048)
Global Payments, Inc. ......................... 475 01/21/22 USD 195.00 USD 6,421 (190,000)
iShares MSCI Emerging Markets ETF ............... 4,117 01/21/22 USD 57.00 USD 20,112 (12,351)
Lowe's Cos., Inc. ............................. 321 01/21/22 USD 270.00 USD 8,297 (37,557)
Micron Technology, Inc. ........................ 219 01/21/22 USD 92.50 USD 2,040 (75,008)
MongoDB, Inc. .............................. 68 01/21/22 USD 680.00 USD 3,600 (17,000)
Ovintiv , Inc. ................................. 855 01/21/22 USD 50.00 USD 2,881 (4,275)
SPDR S&P 500 ETF Trust ....................... 933 01/21/22 USD 488.00 USD 44,314 (72,308)
Tesla, Inc. .................................. 86 01/21/22 USD 1,400.00 USD 9,088 (30,100)
TJX Cos., Inc. (The) ........................... 686 01/21/22 USD 77.50 USD 5,208 (55,909)
Uber Technologies, Inc. ........................ 2,272 01/21/22 USD 60.00 USD 9,526 (3,408)
Zscaler , Inc. ................................ 111 01/21/22 USD 410.00 USD 3,567 (9,546)
Alphabet, Inc. ............................... 31 02/18/22 USD 3,400.00 USD 8,970 (17,670)
ARK Innovation ETF .......................... 919 02/18/22 USD 108.00 USD 8,693 (117,173)
DR Horton, Inc. .............................. 1,020 02/18/22 USD 115.00 USD 11,062 (228,480)
Ford Motor Co. .............................. 3,302 02/18/22 USD 27.00 USD 6,858 (49,530)
Home Depot, Inc. (The) ........................ 344 02/18/22 USD 440.00 USD 14,276 (131,580)
iShares China Large-Cap ETF .................... 3,964 02/18/22 USD 42.00 USD 14,500 (43,604)
iShares China Large-Cap ETF .................... 6,986 02/18/22 USD 48.00 USD 25,555 (69,860)
Marsh & McLennan Cos., Inc. .................... 663 02/18/22 USD 180.00 USD 11,524 (119,340)
McDonald's Corp. ............................ 437 02/18/22 USD 280.00 USD 11,715 (90,459)
Micron Technology, Inc. ........................ 437 02/18/22 USD 100.00 USD 4,071 (110,124)
Micron Technology, Inc. ........................ 439 02/18/22 USD 105.00 USD 4,089 (65,850)
Microsoft Corp. .............................. 367 02/18/22 USD 380.00 USD 12,343 (37,985)
Microsoft Corp. .............................. 725 02/18/22 USD 365.00 USD 24,383 (184,513)
NVIDIA Corp. ............................... 280 02/18/22 USD 350.00 USD 8,235 (134,400)
Dexcom , Inc. ............................... 107 03/18/22 USD 680.00 USD 5,745 (72,225)
NextEra Energy, Inc. .......................... 1,802 03/18/22 USD 100.00 USD 16,823 (189,210)
UnitedHealth Group, Inc. ........................ 95 03/18/22 USD 530.00 USD 4,770 (91,913)
Twilio , Inc. ................................. 192 04/14/22 USD 390.00 USD 5,056 (40,224)
General Motors Co. ........................... 1,341 06/17/22 USD 80.00 USD 7,862 (145,499)
(3,534,964)
Put
CBOE Volatility Index .......................... 4,031 01/19/22 USD 18.00 USD 6,941 (322,480)
Alcoa Corp. ................................ 1,206 01/21/22 USD 40.00 USD 7,185 (7,839)
Alibaba Group Holding Ltd. ...................... 427 01/21/22 USD 150.00 USD 5,072 (1,351,455)

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
44
Consolidated Schedule of Investments
(continued)
December 31, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Aptiv plc ................................... 243 01/21/22 USD 150.00 USD 4,008 $ (18,225)
Atlassian Corp. plc ............................ 88 01/21/22 USD 380.00 USD 3,355 (127,160)
Autodesk, Inc. ............................... 226 01/21/22 USD 270.00 USD 6,355 (74,015)
Barclays plc ................................ 1,104 01/21/22 GBP 1.70 GBP 2,064 (20,547)
Boston Scientific Corp. ......................... 899 01/21/22 USD 38.00 USD 3,819 (13,036)
BP plc .................................... 956 01/21/22 USD 25.00 USD 2,546 (17,208)
CF Industries Holdings, Inc. ...................... 409 01/21/22 USD 52.50 USD 2,895 (20,450)
Comcast Corp. .............................. 1,239 01/21/22 USD 50.00 USD 6,236 (121,422)
Deere & Co. ................................ 86 01/21/22 USD 320.00 USD 2,949 (13,545)
Devon Energy Corp. ........................... 302 01/21/22 USD 35.00 USD 1,330 (4,077)
Dick's Sporting Goods, Inc. ...................... 202 01/21/22 USD 110.00 USD 2,323 (45,450)
Dick's Sporting Goods, Inc. ...................... 448 01/21/22 USD 100.00 USD 5,152 (29,120)
DR Horton, Inc. .............................. 515 01/21/22 USD 90.00 USD 5,585 (8,240)
Edwards Lifesciences Corp. ..................... 340 01/21/22 USD 105.00 USD 4,405 (11,050)
Energy Transfer LP ........................... 2,401 01/21/22 USD 8.00 USD 1,976 (33,614)
FedEx Corp. ................................ 139 01/21/22 USD 220.00 USD 3,595 (1,599)
Generac Holdings, Inc. ......................... 33 01/21/22 USD 360.00 USD 1,161 (56,595)
Global Payments, Inc. ......................... 355 01/21/22 USD 135.00 USD 4,799 (136,675)
Intuitive Surgical, Inc. .......................... 112 01/21/22 USD 320.00 USD 4,024 (27,720)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 170 01/21/22 USD 81.00 USD 1,479 (510)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 4,000 01/21/22 USD 78.00 USD 34,804 (12,000)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 8,000 01/21/22 USD 80.00 USD 69,608 (24,000)
Lloyds Banking Group plc ....................... 10,096 01/21/22 GBP 0.44 GBP 4,826 (68,327)
Microsoft Corp. .............................. 242 01/21/22 USD 300.00 USD 8,139 (14,762)
MongoDB, Inc. .............................. 68 01/21/22 USD 490.00 USD 3,600 (57,460)
O'Reilly Automotive, Inc. ........................ 51 01/21/22 USD 560.00 USD 3,602 (20,910)
Pandora A/S ................................ 93 01/21/22 DKK 835.50 DKK 7,659 (44,218)
Pandora A/S ................................ 155 01/21/22 DKK 775.82 DKK 12,765 (22,229)
Pandora A/S ................................ 206 01/21/22 DKK 755.93 DKK 16,965 (19,430)
Royal Dutch Shell plc .......................... 3,012 01/21/22 EUR 19.00 EUR 5,816 (94,302)
salesforce.com, Inc. ........................... 132 01/21/22 USD 240.00 USD 3,355 (21,978)
salesforce.com, Inc. ........................... 636 01/21/22 USD 250.00 USD 16,163 (263,940)
Societe Generale SA .......................... 1,122 01/21/22 EUR 27.00 EUR 3,389 (12,135)
Uber Technologies, Inc. ........................ 516 01/21/22 USD 40.00 USD 2,164 (51,084)
Zscaler , Inc. ................................ 111 01/21/22 USD 290.00 USD 3,567 (33,966)
Alphabet, Inc. ............................... 31 02/18/22 USD 2,700.00 USD 8,970 (137,485)
Generac Holdings, Inc. ......................... 33 02/18/22 USD 300.00 USD 1,161 (20,790)
Live Nation Entertainment, Inc. ................... 360 02/18/22 USD 85.00 USD 4,309 (23,400)
Micron Technology, Inc. ........................ 439 02/18/22 USD 72.50 USD 4,089 (14,268)
salesforce.com, Inc. ........................... 418 02/18/22 USD 230.00 USD 10,623 (113,696)
Twilio , Inc. ................................. 147 02/18/22 USD 200.00 USD 3,871 (44,100)
U.S. Treasury 10 Year Note ...................... 2,216 02/18/22 USD 127.50 USD 221,600 (346,250)
Dexcom , Inc. ............................... 73 03/18/22 USD 580.00 USD 3,920 (481,435)
UnitedHealth Group, Inc. ........................ 95 03/18/22 USD 430.00 USD 4,770 (38,713)
BP plc .................................... 5,153 04/14/22 USD 24.00 USD 13,722 (378,746)
Twilio , Inc. ................................. 192 04/14/22 USD 260.00 USD 5,056 (479,040)
(5,300,696)
$ (8,835,660)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 32,171 01/21/22 USD 225.00 USD 5,851 $ (1,416)
Royal Dutch Shell plc ......... Nomura International plc 132,675 01/21/22 USD 50.00 USD 5,758 (3,317)
Vodafone Group plc .......... Goldman Sachs International 2,349,982 01/21/22 GBP 1.35 GBP 2,638 (64)
Form er Charter Communications ,
Inc. ................... Citibank NA 10,300 03/18/22 USD 680.00 USD 6,715 (193,640)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 7,340 03/18/22 EUR 800.00 EUR 5,336 (51,928)

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. Citibank NA — 03/29/22 CNH 6.60 USD 75,428 $ (127,682)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 117,264 04/14/22 USD 240.00 USD 21,328 (159,753)
Royal Dutch Shell plc ......... Citibank NA 233,114 04/14/22 USD 60.00 USD 10,117 (6,366)
EssilorLuxottica SA .......... Goldman Sachs International 36,131 06/17/22 EUR 220.00 EUR 6,765 (78,225)
EssilorLuxottica SA .......... JPMorgan Chase Bank NA 21,647 09/16/22 EUR 225.00 EUR 4,053 (127,559)
(749,950)
Put
EUR Currency .............. Deutsche Bank AG — 01/06/22 USD 1.11 EUR 155,276 (719)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 42,921 01/21/22 USD 160.00 USD 7,806 (34,337)
Royal Dutch Shell plc ......... Nomura International plc 178,667 01/21/22 USD 40.00 USD 7,754 (31,267)
EUR Currency .............. BNP Paribas SA — 03/17/22 USD 1.10 EUR 48,890 (79,113)
Former Charter Communications ,
Inc. ................... Citibank NA 10,300 03/18/22 USD 560.00 USD 6,715 (62,315)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 4,891 03/18/22 EUR 650.00 EUR 3,556 (56,018)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 117,264 04/14/22 USD 155.00 USD 21,328 (687,122)
Royal Dutch Shell plc ......... Citibank NA 233,114 04/14/22 USD 40.00 USD 10,117 (308,876)
Amazon.com, Inc. ........... Citibank NA 1,432 06/17/22 USD 2,800.00 USD 4,775 (110,694)
EssilorLuxottica SA .......... Goldman Sachs International 36,131 06/17/22 EUR 160.00 EUR 6,765 (174,002)
EssilorLuxottica SA .......... JPMorgan Chase Bank NA 21,647 09/16/22 EUR 160.00 EUR 4,053 (158,961)
(1,703,424)
$ (2,453,374)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.37.V1 Quarterly 1.00 % Quarterly
JPMorgan Chase
Bank NA 01/19/22 NR USD 85.00 USD 25,150 $ (619)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
Bank of America
NA 01/19/22 NR USD 101.00 USD 3,030 (902)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
Goldman Sachs
International 01/19/22 NR USD 101.00 USD 4,465 (1,329)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
Morgan Stanley
& Co.
International
plc 01/19/22 NR USD 101.00 USD 3,635 (1,082)
$ (3,932)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 % USD 391,953 $ (118,582)

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
46
Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 % USD 391,953 $ (195,233)
(313,815)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.39% Semi-Annual Citibank NA 01/05/22 1.39 USD 118,459 (144,748)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.42% Semi-Annual Deutsche Bank AG 01/06/22 1.42 USD 48,225 (44,482)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.47% Semi-Annual
Morgan Stanley & Co.
International plc 01/12/22 1.47 USD 17,567 (17,450)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.76% Semi-Annual
Goldman Sachs
International 01/26/22 1.76 USD 111,493 (252,829)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.63% Semi-Annual
Goldman Sachs
International 02/07/22 1.63 USD 161,618 (216,323)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.08% Semi-Annual
Goldman Sachs
International 03/16/22 1.08 USD 330,937 (147,405)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 121,539 (1,405,275)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 06/30/26 3.04 USD 55,886 (650,712)
(2,879,224)
$ (3,193,039)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.33.V1 ................... 1.00 % Quarterly 12/20/24 USD 302,896 $ (5,541,545) $ (3,948,130) $ (1,593,415)
CDX.NA.IG.36.V1 ................... 1.00 Quarterly 06/20/26 USD 40,941 (1,013,505) (743,327) (270,178)
Avis Budget Car Rental LLC ............ 5.00 Quarterly 12/20/26 USD 3,496 (476,973) (500,370) 23,397
CDX.NA.HY.37.V1 ................... 5.00 Quarterly 12/20/26 USD 17,769 (1,664,947) (1,553,848) (111,099)
ITRAXX.EUR.CROSSOVER.36.V1 ........ 5.00 Quarterly 12/20/26 EUR 8,146 (1,114,898) (1,109,708) (5,190)
$ (9,811,868) $ (7,855,383) $ (1,956,485)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 NR EUR 23,929 $ 3,270,301 $ 1,679,354 $ 1,590,947
ITRAXX.EUR.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 BB- EUR 15,506 2,016,568 2,057,408 (40,840)
$ 5,286,869 $ 3,736,762 $ 1,550,107
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/22 USD 309,250 $ (1,479,837) $ (3,007) $ (1,476,830)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 174,093 (1,110,435) (7,471) (1,102,964)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 277,141 (407,068) — (407,068)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 277,054 (396,177) — (396,177)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 196,638 (524,390) — (524,390)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 196,638 (490,686) — (490,686)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 248,690 2,883,738 — 2,883,738
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 61,771 848,697 — 848,697
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 56,316 684,917 — 684,917
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 07/13/24 USD 51,912 627,799 — 627,799
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/16/24 USD 78,244 864,383 — 864,383
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 25,912 288,256 — 288,256
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 51,825 578,828 — 578,828
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 51,079 662,769 — 662,769
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 51,079 658,213 — 658,213
0.56% Semi-Annual 3 month LIBOR Quarterly N/A 08/12/24 USD 78,160 930,399 — 930,399
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/13/24 USD 50,888 589,874 — 589,874
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,638 315,142 — 315,142
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,638 313,238 — 313,238
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,767 312,354 — 312,354
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,767 310,899 — 310,899
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 25,382 308,974 — 308,974
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 124,109 (2,424,121) 1,043 (2,425,164)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 47,190 1,474,155 — 1,474,155
3 month LIBOR Quarterly 0.37% Semi-Annual N/A 10/29/25 USD 136,775 (4,555,059) — (4,555,059)
3 month LIBOR Quarterly 0.46% Semi-Annual N/A 11/23/25 USD 37,887 (1,175,971) — (1,175,971)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 95,698 (3,384,834) — (3,384,834)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 46,406 1,050,973 — 1,050,973
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 12,682 279,108 — 279,108
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 152,601 (2,546,087) — (2,546,087)
3 month LIBOR Quarterly 0.85% Semi-Annual N/A 04/08/26 USD 222,921 (3,914,247) — (3,914,247)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 04/08/26 USD 91,791 (1,530,785) — (1,530,785)
0.60% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 222,921 6,372,069 — 6,372,069
0.62% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 91,791 2,542,830 — 2,542,830
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 214,430 6,284,122 — 6,284,122
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 108,280 2,130,940 — 2,130,940
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 324,839 9,392,930 — 9,392,930
3 month LIBOR Quarterly 0.98% Semi-Annual N/A 06/28/26 USD 33,790 (523,944) — (523,944)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 07/13/26 USD 30,591 (503,501) — (503,501)
28 day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (291,431) — (291,431)
28 day MXIBTIIE Monthly 6.43% Monthly N/A 08/13/26 MXN 227,511 (425,150) — (425,150)
28 day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (406,181) — (406,181)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (349,669) — (349,669)
28 day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 (206,650) — (206,650)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (314,318) — (314,318)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/26 USD 28,108 182,814 — 182,814
0.94% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/26 USD 17,852 312,249 — 312,249
1.15% Semi-Annual 3 month LIBOR Quarterly N/A 11/10/26 USD 74,674 624,882 — 624,882
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 15,068 1,029,155 — 1,029,155
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 35,177 (1,196,295) (27,057) (1,169,238)
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 16,269 (1,170,664) — (1,170,664)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 5,989 (418,863) — (418,863)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 9,114 (653,379) — (653,379)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 9,114 614,802 — 614,802
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 7,292 (503,308) — (503,308)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 7,292 459,006 — 459,006
0.81% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/30 USD 25,003 1,541,528 — 1,541,528
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 15,984 454,173 — 454,173
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 9,412 248,712 — 248,712
3 month LIBOR Quarterly 1.40% Semi-Annual N/A 04/07/31 USD 69,777 (778,058) — (778,058)

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
48
Consolidated Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 04/08/31 USD 40,156 $ (377,521) $ — $ (377,521)
1.57% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/31 USD 26,608 (43,311) — (43,311)
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 4,718 4,786 — 4,786
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 40,718 (707,082) — (707,082)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 40,111 (698,820) — (698,820)
2.16% Semi-Annual 3 month LIBOR Quarterly 06/18/26
(a)
06/18/31 USD 40,710 (674,558) — (674,558)
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 39,120 (345,446) — (345,446)
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 16,766 (144,987) — (144,987)
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 781,096 — 781,096
1.40% Semi-Annual 3 month LIBOR Quarterly N/A 10/12/31 USD 22,838 313,448 — 313,448
3 month LIBOR Quarterly 1.59% Semi-Annual N/A 10/14/31 USD 105,294 432,919 — 432,919
1.38% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/31 USD 20,245 317,742 — 317,742
1.38% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/31 USD 13,918 214,505 — 214,505
3 month LIBOR Quarterly 1.62% Semi-Annual N/A 11/19/31 USD 71,729 372,947 — 372,947
1.44% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/31 USD 12,246 145,250 — 145,250
1.41% Semi-Annual 3 month LIBOR Quarterly N/A 11/30/31 USD 8,480 126,355 — 126,355
1.70% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/41 USD 6,571 65,774 — 65,774
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 11,154 2,183,485 — 2,183,485
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 7,327 1,455,651 — 1,455,651
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 3,724 (567,304) — (567,304)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 15,811 (2,427,462) — (2,427,462)
3 month LIBOR Quarterly 1.07% Semi-Annual N/A 10/21/50 USD 10,990 (1,712,130) — (1,712,130)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 10/23/50 USD 23,435 2,543,490 — 2,543,490
3 month LIBOR Quarterly 0.97% Semi-Annual N/A 10/28/50 USD 8,912 (1,601,571) — (1,601,571)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/28/50 USD 9,223 1,220,665 — 1,220,665
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/50 USD 27,021 4,790,619 — 4,790,619
1.30% Semi-Annual 3 month LIBOR Quarterly N/A 11/19/50 USD 20,309 2,079,228 — 2,079,228
1.22% Semi-Annual 3 month LIBOR Quarterly N/A 11/27/50 USD 9,223 1,122,276 — 1,122,276
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/50 USD 6,719 455,818 — 455,818
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 36,086 (4,591,922) — (4,591,922)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 9,223 1,022,719 — 1,022,719
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 21,904 1,380,147 — 1,380,147
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 7,491 336,842 — 336,842
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 15,926 323,436 — 323,436
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 28,612 1,583,631 — 1,583,631
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 16,319 532,656 — 532,656
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 9,099 111,594 — 111,594
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 9,412 70,442 — 70,442
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 26,100 (2,981,005) — (2,981,005)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 17,400 3,453,740 — 3,453,740
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 3,671 (174,837) — (174,837)
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 13,763 (919,173) — (919,173)
1.97% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/51 USD 2,265 (131,334) — (131,334)
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 4,280 (309,934) — (309,934)
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 06/22/51 USD 9,332 203,446 — 203,446
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/51 USD 3,283 68,139 — 68,139
1.85% Semi-Annual 3 month LIBOR Quarterly N/A 10/15/51 USD 4,591 (144,328) — (144,328)
1.82% Semi-Annual 3 month LIBOR Quarterly N/A 10/18/51 USD 7,151 (171,756) — (171,756)
3 month LIBOR Quarterly 1.84% Semi-Annual N/A 11/08/51 USD 7,755 207,999 — 207,999
1.71% Semi-Annual 3 month LIBOR Quarterly N/A 11/30/51 USD 3,105 17,621 — 17,621
$ 23,705,805 $ (36,492) $ 23,742,297
(a)
Forward swap.

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 2,962 $ (97,276) $ 243,964 $ (341,240)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Trust Fibra Uno ....... 1.00 % Quarterly Citibank NA 06/20/26 NR USD 1,111 $ (72,362) $ (110,845) $ 38,483
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 192 (12,506) (19,156) 6,650
$ (84,868) $ (130,001) $ 45,133
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 82,238 $ (323,494) $ — $ (323,494)
1 day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,716 (337,994) — (337,994)
1 day
BZDIOVER At Termination 9.54% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,385 (277,206) — (277,206)
1 day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (34,794) — (34,794)
$ (973,488) $ — $ (973,488)
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD (52,394) Citibank NA 01/19/22 USD 52 $ (51,398) $ — $ (51,398)
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (68,064) Citibank NA 01/19/22 USD 68 (19,658) — (19,658)
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (33,596) Citibank NA 01/21/22 USD 34 (29,393) — (29,393)
SK Telecom Co., Ltd ........ USD (32,356) BNP Paribas SA 03/16/22 USD 32 (86,506) — (86,506)
SK Telecom Co., Ltd ........ USD (86,000) BNP Paribas SA 03/17/22 USD 86 (150,544) — (150,544)
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 6,901,737 Goldman Sachs International 03/20/22 USD 6,902 29,761 (838) 30,599
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 4,601,158
Morgan Stanley & Co.
International plc 03/20/22 USD 4,601 13,558 (559) 14,117
Universal Health Services, Inc. . USD (5,580) BNP Paribas SA 06/10/22 USD 6 (10,130) — (10,130)
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 6,901,737 Goldman Sachs International 06/20/22 USD 6,902 43,255 (1,734) 44,989

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
50
Consolidated Schedule of Investments
(continued)
December 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(32,125) of net dividends and financing fees.
(e)
Amount includes $(56,735) of net dividends and financing fees.
OTC Total Return Swaps (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 4,601,158
Morgan Stanley & Co.
International plc 06/20/22 USD 4,601 $ 28,836 $ (1,162) $ 29,998
$ (232,219) $ (4,293) $ (227,926)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ (15,013,430) $ (272,715)
(c)
$ (15,254,020) 0.2%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (23,204,751) 123,961
(e)
(23,024,055) 0.3
$ (148,754) $ (38,278,075)
(b) (d)
Range: 18-107 basis points 15-132 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of December
31, 2021, expiration dates 01/25/21-05/31/23:
Shares Value
% of Basket
Value
Reference Entity — Short
Brazil
Banco BTG Pactual SA ..... (23,277) $ (87,431) 0.6%
Suzano SA ............. (39,424) (425,822) 2.8
(513,253)
China
Baidu, Inc., ADR .......... (1,423) (211,728) 1.4
Bilibili , Inc., ADR .......... (12,836) (595,590) 3.9
China Conch Venture Holdings
Ltd. ................ (124,000) (606,514) 4.0
China Longyuan Power Group
Corp. Ltd., Class H ...... (120,000) (280,298) 1.8
China Molybdenum Co. Ltd.,
Class H .............. (180,000) (95,084) 0.6
China Vanke Co. Ltd., Class H (232,600) (541,622) 3.5
KE Holdings, Inc., ADR ..... (14,924) (300,271) 2.0
Kingsoft Cloud Holdings Ltd.,
ADR ................ (24,937) (392,758) 2.6
Longfor Group Holdings Ltd. .. (142,500) (672,137) 4.4
Microport Scientific Corp. .... (62,700) (228,541) 1.5
Shares Value
% of Basket
Value
China (continued)
Smoore International Holdings
Ltd. ................ (20,000) $ (102,129) 0.7%
Sunny Optical Technology Group
Co. Ltd. .............. (27,000) (855,213) 5.6
Xinyi Solar Holdings Ltd. .... (86,000) (146,006) 1.0
(5,027,891)
Denmark
Vestas Wind Systems A/S ... (3,843) (117,039) 0.8
Finland
Sampo OYJ, Class A ....... (8,985) (449,682) 2.9
Germany
Commerzbank AG ......... (95,806) (724,828) 4.7
HelloFresh SE ........... (1,523) (116,720) 0.8
(841,548)
Japan
Open House Group Co. Ltd. .. (5,800) (303,088) 2.0
Singapore
Singapore Airlines Ltd. ...... (144,300) (535,028) 3.5

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Shares Value
% of Basket
Value
South Korea
Celltrion Healthcare Co. Ltd. .. (16,357) $ (1,101,977) 7.2%
Spain
Ferrovial SA ............. (9,749) (304,887) 2.0
Sweden
Fastighets AB Balder, Class B . (4,980) (358,381) 2.4
Sagax AB, Class B ........ (7,307) (245,789) 1.6
Sweco AB, Class B ........ (6,596) (124,120) 0.8
(728,290)
United Kingdom
BT Group plc ............ (68,523) (157,637) 1.0
Just Eat Takeaway.com NV ... (9,318) (506,256) 3.3
Prudential plc ............ (6,579) (113,770) 0.8
Rolls-Royce Holdings plc .... (387,487) (646,769) 4.2
SSE plc ................ (15,479) (346,036) 2.3
Tesco plc ............... (104,456) (411,251) 2.7
(2,181,719)
United States
American International Group,
Inc. ................. (4,314) (245,294) 1.6
Automatic Data Processing, Inc. (1,857) (457,899) 3.0
Cooper Cos., Inc. (The) ..... (626) (262,256) 1.7
Etsy, Inc. ............... (3,335) (730,165) 4.8
General Electric Co. ....... (2,066) (195,175) 1.3
Martin Marietta Materials, Inc. . (379) (166,957) 1.1
Westinghouse Air Brake
Technologies Corp. ...... (11,854) (1,091,872) 7.1
(3,149,618)
Total Reference Entity — Short ............ (15,254,020)
Net Value of Reference Entity — Citibank NA .. $ (15,254,020)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of December 31, 2021, expiration date 02/08/23:
Reference Entity — Short
Australia
Afterpay Ltd. ............ (8,797) (531,050) 2.3
Crown Resorts Ltd. ........ (8,220) (71,554) 0.3
IDP Education Ltd. ........ (27,667) (696,995) 3.0
(1,299,599)
Brazil
Hapvida Participacoes e
Investimentos SA ....... (110,738) (205,559) 0.9
Petro Rio SA ............ (33,931) (125,648) 0.6
Raia Drogasil SA ......... (64,894) (282,530) 1.2
(613,737)
Canada
Teck Resources Ltd., Class B . (5,435) (156,526) 0.7
China
China Southern Airlines Co. Ltd.,
Class H .............. (394,000) (236,062) 1.0
Country Garden Holdings Co.
Ltd. ................ (1,134,575) (1,007,587) 4.4
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (28,800) (148,940) 0.6
GDS Holdings Ltd., ADR .... (10,253) (483,531) 2.1
Geely Automobile Holdings Ltd. (182,000) (497,191) 2.2
Shares Value
% of Basket
Value
China (continued)
Great Wall Motor Co. Ltd., Class
H .................. (111,500) $ (383,049) 1.7%
Innovent Biologics, Inc. ..... (16,000) (99,078) 0.4
iQIYI , Inc., ADR .......... (173,882) (792,902) 3.4
Ping An Healthcare and
Technology Co. Ltd. ..... (81,400) (296,711) 1.3
Shandong Gold Mining Co. Ltd.,
Class H .............. (227,000) (389,520) 1.7
Shenzhou International Group
Holdings Ltd. .......... (11,900) (230,428) 1.0
Xiaomi Corp., Class B ...... (73,000) (176,956) 0.8
XPeng , Inc., ADR ......... (12,952) (651,874) 2.8
(5,393,829)
Germany
Hannover Rueck SE ....... (1,361) (258,041) 1.1
Hong Kong
CK Asset Holdings Ltd. ..... (126,000) (794,804) 3.5
Italy
Telecom Italia SpA ........ (327,219) (160,984) 0.7
Japan
Central Japan Railway Co. ... (800) (106,457) 0.5
Hitachi Metals Ltd. ........ (19,300) (357,611) 1.5
Kobe Bussan Co. Ltd. ...... (2,000) (77,435) 0.3
Lasertec Corp. ........... (2,000) (612,603) 2.7
Mitsui Fudosan Co. Ltd. ..... (15,400) (305,240) 1.3
(1,459,346)
Macau
Galaxy Entertainment Group
Ltd. ................ (36,000) (186,754) 0.8
Poland
CD Projekt SA ........... (13,879) (660,119) 2.9
Saudi Arabia
Delivery Hero SE ......... (5,993) (663,369) 2.9
South Africa
Capitec Bank Holdings Ltd. ... (2,573) (329,363) 1.4
South Korea
Korea Zinc Co. Ltd. ........ (243) (104,556) 0.5
NCSoft Corp. ............ (179) (96,683) 0.4
POSCO Chemical Co. Ltd. ... (5,559) (671,744) 2.9
(872,983)
Switzerland
Swiss Life Holding AG
(Registered) ........... (325) (198,568) 0.9
Taiwan
Taiwan Cement Corp. ...... (48,000) (83,191) 0.4
United Kingdom
Aviva plc ............... (61,124) (340,716) 1.5
Ocado Group plc ......... (9,573) (217,799) 0.9
(558,515)
United States
Catalent , Inc. ............ (2,613) (334,542) 1.5
Chipotle Mexican Grill, Inc. ... (326) (569,930) 2.5
CVS Health Corp. ......... (2,600) (268,216) 1.2
Discovery, Inc., Class A ..... (4,524) (106,495) 0.5
DISH Network Corp., Class A . (27,435) (889,991) 3.9
Dollar General Corp. ....... (3,495) (824,226) 3.6
Dollar Tree, Inc. .......... (3,768) (529,479) 2.3

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
52
Consolidated Schedule of Investments
(continued)
December 31, 2021
Shares Value
% of Basket
Value
United States (continued)
DXC Technology Co. ....... (5,305) $ (170,768) 0.7%
Fiserv, Inc. .............. (6,549) (679,721) 2.9
Match Group, Inc. ......... (2,830) (374,268) 1.6
Nucor Corp. ............. (7,702) (879,183) 3.8
Occidental Petroleum Corp. .. (7,505) (217,570) 0.9
PACCAR, Inc. ........... (11,073) (977,303) 4.2
Paychex, Inc. ............ (8,364) (1,141,686) 5.0
Shares Value
% of Basket
Value
United States (continued)
Roper Technologies, Inc. .... (2,405) $ (1,182,923) 5.1%
Snap, Inc., Class A ........ (3,998) (188,026) 0.8
(9,334,327)
Total Reference Entity — Short ............ (23,024,055)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (23,024,055)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.03%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 5.72
3 month LIBOR ....................................... London Interbank Offered Rate 0.21
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.55)
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 3,737,805 $ (7,892,918) $ 75,725,738 $ (52,389,819) $ —
OTC Swaps ..................................................... 243,964 (134,294) 288,797 (1,935,072) —
Options Written ................................................... N/A N/A 10,673,306 (2,637,775) (14,695,064)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 1,506,169 $ — $ 7,368,589 $ — $ 8,874,758
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 8,149,138 — — 8,149,138
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 16,573 19,719,494 633,268 4,404,968 — 24,774,303
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,614,344 — — 74,111,394 — 75,725,738
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 289,097 123,961 — 119,703 — 532,761
$ — $ 1,920,014 $ 21,349,624 $ 8,782,406 $ 86,004,654 $ — $ 118,056,698
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 8,627,894 — 7,200,937 — 15,828,831
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 10,753,727 — — 10,753,727
Options written
(b)
Options written at value ..................... — 3,932 10,944,329 207,514 3,539,289 — 14,695,064
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 2,020,722 — — 50,369,097 — 52,389,819
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 471,241 620,344 — 977,781 — 2,069,366
$ — $ 2,495,895 $ 20,192,567 $ 10,961,241 $ 62,087,104 $ — $ 95,736,807
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended December 31, 2021, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (243,478,106) $ — $ (53,671,941) $ — $ (297,150,047)
Forward foreign currency exchange contracts .... — — — (50,825,194) — — (50,825,194)
Options purchased
(a)
.................... — (436,940) (83,254,200) (6,162,088) (21,054,728) (633,773) (111,541,729)
Options written ........................ — 87,645 72,394,173 2,897,932 15,470,146 — 90,849,896
Swaps .............................. — (1,394,858) 10,015,745 — (4,795,069) — 3,825,818
$ — $ (1,744,153) $ (244,322,388) $ (54,089,350) $ (64,051,592) $ (633,773) $ (364,841,256)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — 12,212,475 — 353,317 — 12,565,792
Forward foreign currency exchange contracts .... — — — (14,914,372) — — (14,914,372)
Options purchased
(b)
.................... — (67,444) (17,367,739) (970,738) 2,365,716 137,995 (15,902,210)
Options written ........................ — 14,408 4,879,153 37,633 1,996,920 — 6,928,114
Swaps .............................. — (282,942) (3,438,558) — 33,053,931 — 29,332,431
$ — $ (335,978) $ (3,714,669) $ (15,847,477) $ 37,769,884 $ 137,995 $ 18,009,755
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
54
Consolidated Schedule of Investments
(continued)
December 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 1,289,581,075
Average notional value of contracts — short ................................................................................. 2,381,520,655
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 701,053,433
Average amounts sold — in USD ........................................................................................ 982,989,640
Options:
Average value of option contracts purchased ................................................................................ 27,803,844
Average value of option contracts written ................................................................................... 13,895,505
Average notional value of swaption contracts purchased ......................................................................... 1,231,717,263
Average notional value of swaption contracts written ........................................................................... 1,790,400,734
Credit default swaps:
Average notional value — buy protection ................................................................................... 370,136,182
Average notional value — sell protection ................................................................................... 42,286,536
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 2,733,419,429
Average notional value — receives fixed rate ................................................................................ 1,223,158,758
Total return swaps:
Average notional value ............................................................................................... 19,661,512
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 3,917,300 $ 2,437,973
Forward foreign currency exchange contracts ................................................................. 8,149,138 10,753,727
Options
(a)(b)
........................................................................................ 24,774,303 14,695,064
Swaps — Centrally cleared ............................................................................. — 745,284
Swaps — OTC
(c)
.................................................................................... 532,761 2,069,366
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 37,373,502 $ 30,701,414
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(22,790,350) (12,018,917)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 14,583,152 $ 18,682,497
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 506,249 $ (506,249) $ — $ — $ —
Barclays Bank plc ................................ 820,155 (820,155) — — —
BNP Paribas SA ................................. 3,273,935 (801,623) — — 2,472,312
Citibank NA .................................... 2,357,652 (2,072,847) — (284,805) —
Credit Suisse International .......................... 134,757 (134,757) — — —
Deutsche Bank AG ............................... 506,799 (506,799) — — —
Goldman Sachs International ........................ 1,115,405 (1,115,405) — — —
HSBC Bank plc .................................. 496,138 (235,043) — — 261,095
JPMorgan Chase Bank NA .......................... 1,367,904 (1,367,904) — — —
Morgan Stanley & Co. International plc .................. 3,458,806 (2,502,846) — (955,960) —
Nomura International plc ........................... 46,436 (34,584) — — 11,852
UBS AG ...................................... 498,916 (498,916) — — —
$ 14,583,152 $ (10,597,128) $ — $ (1,240,765) $ 2,745,259

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 1,224,598 $ (506,249) $ — $ — $ 718,349
Barclays Bank plc ................................ 1,926,714 (820,155) — (1,106,559) —
BNP Paribas SA ................................. 801,623 (801,623) — — —
Citibank NA .................................... 2,072,847 (2,072,847) — — —
Credit Suisse International .......................... 205,935 (134,757) (39,306) — 31,872
Deutsche Bank AG ............................... 2,785,806 (506,799) — — 2,279,007
Goldman Sachs International ........................ 1,407,667 (1,115,405) (292,262) — —
HSBC Bank plc .................................. 235,043 (235,043) — — —
JPMorgan Chase Bank NA .......................... 4,380,820 (1,367,904) — — 3,012,916
Morgan Stanley & Co. International plc .................. 2,502,846 (2,502,846) — — —
Nomura International plc ........................... 34,584 (34,584) — — —
UBS AG ...................................... 1,104,014 (498,916) — — 605,098
$ 18,682,497 $ (10,597,128) $ (331,568) $ (1,106,559) $ 6,647,242
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
56
Consolidated Schedule of Investments
(continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 30,070,448 $ — $ 30,070,448
Ireland .............................................. — 2,760,851 — 2,760,851
Netherlands ........................................... — 445,473 — 445,473
United States .......................................... — 81,327,008 4,780,029 86,107,037
Common Stocks
Argentina ............................................ 25,546,786 — — 25,546,786
Australia ............................................. — 30,649,388 2,216,437 32,865,825
Belgium ............................................. — 1,298,071 — 1,298,071
Brazil ............................................... 4,084,849 2,137,278 — 6,222,127
Canada ............................................. 80,724,647 — — 80,724,647
Cayman Islands ........................................ 2,471,194 — — 2,471,194
China ............................................... 57,385,806 129,017,692 — 186,403,498
Denmark ............................................. — 24,410,575 — 24,410,575
Finland .............................................. — 11,283,922 — 11,283,922
France .............................................. — 166,011,745 — 166,011,745
Germany ............................................ 7,902,432 226,152,059 — 234,054,491
Hong Kong ........................................... 738,483 25,924,279 — 26,662,762
India ............................................... — 5,052,160 6,134,383 11,186,543
Indonesia ............................................ — 2,070,677 — 2,070,677
Israel ............................................... 29,578,759 2,179,178 — 31,757,937
Italy ................................................ — 63,476,795 — 63,476,795
Japan ............................................... — 163,973,500 — 163,973,500
Luxembourg .......................................... 6,836,491 3,034,771 — 9,871,262
Macau .............................................. — 101,187 — 101,187
Mexico .............................................. 515,396 — — 515,396
Netherlands ........................................... — 118,568,302 2,894,102 121,462,404
Norway .............................................. — 3,859,965 — 3,859,965
Poland .............................................. 121,244 200,005 — 321,249
Portugal ............................................. 1,736,655 — — 1,736,655
Saudi Arabia .......................................... — 87,637 — 87,637
Singapore ............................................ — 4,441,414 — 4,441,414
South Africa ........................................... — 7,779,429 — 7,779,429
South Korea .......................................... — 42,516,120 — 42,516,120
Spain ............................................... — 29,552,085 — 29,552,085
Sweden ............................................. — 69,021,587 — 69,021,587
Switzerland ........................................... 1,743,572 49,532,074 — 51,275,646
Taiwan .............................................. 149,886 65,743,649 — 65,893,535
Thailand ............................................. 1,384,781 — — 1,384,781
Turkey .............................................. 98,407 — — 98,407
United Arab Emirates .................................... — — 5 5
United Kingdom ........................................ 23,979,451 159,008,686 — 182,988,137
United States .......................................... 3,383,176,266 48,711,672 26,888,982 3,458,776,920
Corporate Bonds
Argentina ............................................ — 277,765 — 277,765
Australia ............................................. — — 42,306,762 42,306,762
Bahrain ............................................. — 346,070 — 346,070
Brazil ............................................... — 4,390,410 — 4,390,410
Canada ............................................. — 2,594,985 — 2,594,985
Chile ............................................... — 2,332,233 — 2,332,233
China ............................................... — 30,252,331 — 30,252,331
Colombia ............................................ — 2,418,155 — 2,418,155
Dominican Republic ..................................... — 692,706 — 692,706
France .............................................. — 1,096,618 — 1,096,618
Germany ............................................ — 16,928,699 — 16,928,699

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Greece .............................................. $ — $ 4,312,323 $ — $ 4,312,323
Guatemala ........................................... — 472,611 — 472,611
Hong Kong ........................................... — 6,480,523 — 6,480,523
India ............................................... — 20,271,876 — 20,271,876
Indonesia ............................................ — 6,158,090 — 6,158,090
Ireland .............................................. — 539,387 — 539,387
Israel ............................................... — 1,143,994 — 1,143,994
Italy ................................................ — 19,094,710 5,348,673 24,443,383
Japan ............................................... — 551,342 — 551,342
Kuwait .............................................. — 646,535 — 646,535
Luxembourg .......................................... — 22,189,665 — 22,189,665
Macau .............................................. — 4,091,912 — 4,091,912
Malaysia ............................................. — 3,115,918 — 3,115,918
Mexico .............................................. — 5,648,219 — 5,648,219
Mongolia ............................................. — 745,518 — 745,518
Morocco ............................................. — 298,480 — 298,480
Netherlands ........................................... — 2,859,033 — 2,859,033
Oman ............................................... — 481,187 — 481,187
Panama ............................................. — 417,512 — 417,512
Peru ................................................ — 1,442,311 — 1,442,311
Philippines ........................................... — 677,314 — 677,314
Russia .............................................. — 1,226,193 — 1,226,193
Saudi Arabia .......................................... — 646,324 — 646,324
Singapore ............................................ — 3,446,499 — 3,446,499
South Africa ........................................... — 1,566,792 — 1,566,792
South Korea .......................................... — 4,313,092 — 4,313,092
Switzerland ........................................... — 3,286,451 — 3,286,451
Tanzania, United Republic Of ............................... — 468,647 — 468,647
Thailand ............................................. — 5,186,288 — 5,186,288
Turkey .............................................. — — 1,686,320 1,686,320
Ukraine ............................................. — 317,543 — 317,543
United Arab Emirates .................................... — 1,631,893 — 1,631,893
United Kingdom ........................................ — 31,195,253 — 31,195,253
United States .......................................... — 242,301,314 18,724,230 261,025,544
Vietnam ............................................. — 626,174 — 626,174
Zambia .............................................. — 1,396,395 — 1,396,395
Floating Rate Loan Interests
Belgium ............................................. — — 6,270,666 6,270,666
Canada ............................................. — 13,237,426 — 13,237,426
France .............................................. — 10,469,305 — 10,469,305
Jersey, Channel Islands ................................... — — 5,629,254 5,629,254
Luxembourg .......................................... — 12,260,261 4,795,430 17,055,691
Netherlands ........................................... — 22,944,353 7,160,060 30,104,413
Spain ............................................... — — 7,985,977 7,985,977
United Kingdom ........................................ — 6,511,122 13,346,003 19,857,125
United States .......................................... — 172,390,336 44,058,136 216,448,472
Foreign Agency Obligations ................................. — 14,544,570 — 14,544,570
Foreign Government Obligations .............................. — 179,075,836 — 179,075,836
Investment Companies .................................... 232,453,757 — — 232,453,757
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 2,468,780 — 2,468,780
United States .......................................... — 217,499,460 28,174,886 245,674,346
Other Interests .......................................... — — 8,360,924 8,360,924
Preferred Securities
Brazil ............................................... — 1,604,330 5,670,115 7,274,445
China ............................................... — — 17,484,167 17,484,167
Germany ............................................ — 12,940,721 10,027,479 22,968,200
India ............................................... — — 4,339,031 4,339,031
Jersey, Channel Islands ................................... — — 6,043,912 6,043,912
United States .......................................... 38,984,482 17,725,197 124,788,262 181,497,941
U.S. Government Sponsored Agency Securities .................... — 1,211,371 — 1,211,371
U.S. Treasury Obligations ................................... — 78,612,440 — 78,612,440
Warrants .............................................. 1,186,130 243,561 298,493 1,728,184
Short-Term Securities
Foreign Government Obligations .............................. — 23,297,054 — 23,297,054
Money Market Funds ...................................... 412,798,466 — — 412,798,466

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
58
Consolidated Schedule of Investments
(continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Time Deposits .......................................... $ — $ 5,503,342 $ — $ 5,503,342
Options Purchased
Credit contracts .......................................... — 16,573 — 16,573
Equity contracts .......................................... 17,840,234 1,879,260 — 19,719,494
Foreign currency exchange contracts ........................... — 633,268 — 633,268
Interest rate contracts ...................................... 817,625 3,587,343 — 4,404,968
Unfunded SPAC PIPE commitments
(a)
................................ — — 280,649 280,649
Unfunded Floating Rate Loan Interests
(b)
.............................. — — 17,577 17,577
Liabilities
Investments Sold Short .................................... (9,066,517) — — (9,066,517)
Unfunded Floating Rate Loan Interests
(b)
.............................. — — (221) (221)
$ 4,323,189,282 $ 2,829,632,881 $ 405,710,723 $ 7,558,532,886
Investments valued at NAV
(c)
...................................... 187,797,206
$ —
$ 7,746,330,092
$ —
Derivative Financial Instruments
(d)
Assets
Credit contracts ........................................... $ — $ 1,659,477 $ — $ 1,659,477
Equity contracts ........................................... 1,379,016 251,114 — 1,630,130
Foreign currency exchange contracts ............................ — 8,149,138 — 8,149,138
Interest rate contracts ....................................... 7,368,589 74,231,097 — 81,599,686
Liabilities
Credit contracts ........................................... — (2,365,894) — (2,365,894)
Equity contracts ........................................... (16,346,463) (3,846,104) — (20,192,567)
Foreign currency exchange contracts ............................ — (10,961,241) — (10,961,241)
Interest rate contracts ....................................... (7,547,187) (54,535,624) — (62,082,811)
$ (15,146,045) $ 12,581,963 $ — $ (2,564,082)
(a)
Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2021
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets
Opening balance, as of
December 31, 2020 .... $ 1,701,538 $ 16,347,363 $ 38,874,222 $ 42,534,107 $ — $ 88,105 $ — $ 109,054,903 $ — $ — $ 370,686 $ 208,970,924
Transfers into Level 3 ..... — — — — — — 7,284,549 — — — — 7,284,549
Transfers out of Level 3 .... — — — — — — — (43,439,112) — — — (43,439,112)
Other ............... — — — — — — — — — — — —
Accrued discounts/premiums . (340) — (21,837) 198,500 3,768 — — — — — — 180,091
Net realized gain (loss) .... (8) — — 1,203,506 — (88,105) — 2,834,729 — — — 3,950,122
Net change in unrealized
appreciation (depreciation)
(a)(b)
............... (71,236) 4,051,832 (503,667) (4,291,707) (37,976) — 1,076,375 33,308,703 17,356 280,649 (489,310) 33,341,019
Purchases ............. 4,804,291 17,734,714 29,717,267 89,527,059 28,209,094 — — 71,259,048 — — 417,117 241,668,590
Sales ................ (1,654,216) — — (39,925,939) — — — (4,665,305) — — — (46,245,460)
Closing balance, as of
December 31, 2021 ....
$ 4,780,029 $ 38,133,909 $ 68,065,985 $ 89,245,526 $ 28,174,886 $ —
$ 8,360,924
$ 168,352,966 $ 17,356 $ 280,649 $ 298,493 $ 405,710,723
Net change in unrealized
appreciation (depreciation)
on investments still held at
December 31, 2021
(b)
...
$ (24,263) $ 4,051,832 $ (503,667) $ (3,089,248) $ (37,976) $ —
$ 1,076,375
$ 33,348,712 $ 17,356 $ 280,649 $ (118,625) $ 35,001,145
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

2021
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
60
Consolidated Schedule of Investments
(continued)
December 31, 2021
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $73,673,359. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks .............................. $ 38,133,901 Income Discount Rate 16% —
Market Revenue Multiple 10.50x – 25.75x 12.67x
Volatility 38% – 67% 49%
Time to Exit 0.8 – 3.0 1.4
EBITDA Multiple 24.75x —
Recent Transactions $0.01 – $1,942.35 $442.77
Corporate Bonds .............................. 68,065,985 Income Discount Rate 4% – 36% 14%
Market Recent Transactions $97.50 – $113.85 $106.13
Floating Rate Loan Interests ....................... 48,825,095 Income Discount Rate 3% – 12% 8%
Market Recent Transactions $98.00 —
Other Interests ............................... 8,360,924 Income Discount Rate 5% —
Preferred Stocks .............................. 168,352,966 Market Revenue Multiple 1.50x – 32.00x 13.40x
EBITDA Multiple 15.50x —
Time to Exit 0.5 – 5.0 3.4
Volatility 42% – 75% 59%
Recent Transactions $5.32 – $990.00 $369.44
Warrants ................................... 298,493 Market Time to Exit 1.2 – 2.1 1.9
Volatility 44% - 54% 46%
Recent Transactions $1.00 —
$ 332,037,364
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Consolidated Statement of Assets and Liabilities
December 31, 2021

Consolidated Financial Statements
BlackRock Global
Allocation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 7,090,753,816
Investments, at value — affiliated
(c)
......................................................................................... 664,344,788
Cash ............................................................................................................. 16,487,258
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 1,521,000
Futures contracts .................................................................................................... 51,694,000
Centrally cleared swaps ................................................................................................ 46,071,000
Foreign currency, at value
(d)
.............................................................................................. 119,960
Receivables: –
Investments sold .................................................................................................... 1,977,581
Securities lending income — affiliated ...................................................................................... 56,205
Swaps   .......................................................................................................... 2,343,602
Capital shares sold ................................................................................................... 4,070,694
Dividends — affiliated ................................................................................................. 22,439
Dividends — unaffiliated ............................................................................................... 3,135,901
Interest — unaffiliated ................................................................................................. 11,748,180
Variation margin on futures contracts ....................................................................................... 3,917,300
Swap premiums paid ................................................................................................... 243,964
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 8,149,138
OTC swaps ........................................................................................................ 288,797
Unfunded floating rate loan interests ....................................................................................... 17,577
Unfunded SPAC PIPE commitments ....................................................................................... 280,649
Prepaid expenses ..................................................................................................... 76,382
Total assets .........................................................................................................
7,907,320,231
LIABILITIES
Investments sold short, at value
(e)
.......................................................................................... 9,066,517
Cash received: –
Collateral — OTC derivatives ............................................................................................ 1,700,000
Collateral on securities loaned ............................................................................................. 181,730,197
Options written, at value
(f)
................................................................................................ 14,695,064
Payables: –
Investments purchased ................................................................................................ 133,358,861
Capital shares redeemed ............................................................................................... 1,314,022
Deferred foreign capital gain tax .......................................................................................... 228,928
Distribution fees ..................................................................................................... 1,273,557
Investment advisory fees .............................................................................................. 4,047,764
Directors' and Officer's fees ............................................................................................. 18,489
Other affiliate fees ................................................................................................... 12,952
Variation margin on futures contracts ....................................................................................... 2,437,973
Variation margin on centrally cleared swaps .................................................................................. 745,284
Other accrued expenses ............................................................................................... 5,700,491
Swap premiums received ................................................................................................ 134,294
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 10,753,727
OTC swaps ........................................................................................................ 1,935,072
Unfunded floating rate loan interests ....................................................................................... 221
Total liabilities ........................................................................................................
369,153,413
NET ASSETS ........................................................................................................
$ 7,538,166,818
See notes to consolidated financial statements.

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders
62
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 6,550,997,456
Accumulated earnings .................................................................................................. 987,169,362
NET ASSETS ........................................................................................................
$ 7,538,166,818
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 5,950,646,046
(b)
  Securities loaned, at value .............................................................................................. $ 176,625,012
(c)
  Investments, at cost — affiliated .......................................................................................... $ 688,591,499
(d)
  Foreign currency, at cost ............................................................................................... $ 92,809
(e)
  Proceeds received from investments sold short at value — unaffiliated ................................................................ $ 7,510,154
(f)
  Premiums received ................................................................................................... $ 22,730,595

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2021
63
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 1,606,132,432
Shares outstanding .................................................................................................
90,279,219
Net asset value ....................................................................................................
$ 17.79
Shares authorized ..................................................................................................
400 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 255,542,464
Shares outstanding .................................................................................................
14,432,608
Net asset value ....................................................................................................
$ 17.71
Shares authorized ..................................................................................................
200 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 5,676,491,922
Shares outstanding .................................................................................................
394,844,867
Net asset value ....................................................................................................
$ 14.38
Shares authorized ..................................................................................................
1.5 billion
Par value ........................................................................................................
$ 0.10

Consolidated Statement of Operations

Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders
64
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 2,498,432
Dividends — unaffiliated ............................................................................................... 99,263,438
Interest — affiliated .................................................................................................. 1,506,926
Interest — unaffiliated ................................................................................................ 62,575,516
Securities lending income — affiliated — net ................................................................................. 1,533,731
Foreign taxes withheld ................................................................................................ (6,264,542)
Total investment income .................................................................................................
161,113,501
EXPENSES
Investment advisory .................................................................................................. 52,266,636
Distribution — class specific ............................................................................................ 16,296,835
Transfer agent — class specific .......................................................................................... 15,547,432
Custodian ......................................................................................................... 814,555
Accounting services .................................................................................................. 532,843
Professional ....................................................................................................... 95,913
Directors and Officer ................................................................................................. 49,700
Transfer agent ...................................................................................................... 28,207
Miscellaneous ...................................................................................................... 605,449
Total expenses excluding dividend expense ....................................................................................
86,237,570
Dividends expense — unaffiliated ........................................................................................... 545,683
Total expenses .......................................................................................................
86,783,253
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (628,438)
Transfer agent fees reimbursed — class specific ............................................................................... (9,813,587)
Total expenses after fees waived and/or reimbursed ..............................................................................
76,341,228
Net investment income ..................................................................................................
84,772,273
REALIZED AND UNREALIZED GAIN (LOSS) $ 450,671,906
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. 21,318,767
Investments — unaffiliated
(a)
.......................................................................................... 1,283,305,358
Forward foreign currency exchange contracts ............................................................................... (50,825,194)
Foreign currency transactions ......................................................................................... (3,843,516)
Futures contracts .................................................................................................. (297,150,047)
Options written ................................................................................................... 90,849,896
Short sales — unaffiliated ............................................................................................ 3,171,078
Swaps ......................................................................................................... 3,825,818
A
1,050,652,160
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (21,882,078)
Investments — unaffiliated
(b)
.......................................................................................... (611,316,899)
Forward foreign currency exchange contracts ............................................................................... (14,914,372)
Foreign currency translations .......................................................................................... 2,327,942
Futures contracts .................................................................................................. 12,565,792
Options written ................................................................................................... 6,928,114
Short sales — unaffiliated ............................................................................................ (3,319,189)
Swaps ......................................................................................................... 29,332,431
Unfunded floating rate loan interests ..................................................................................... 17,356
Unfunded SPAC PIPE commitments ..................................................................................... 280,649
A
(599,980,254)
Net realized and unrealized gain ...........................................................................................
450,671,906
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 535,444,179
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (1,834,349)
(b)
Net of reduction in deferred foreign capital gain tax of ........................................................................... $ 1,048,129

Consolidated Statements of Changes in Net Assets

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 84,772,273 $ 58,009,733
Net realized gain .................................................................................. 1,050,652,160 451,111,801
Net change in unrealized appreciation (depreciation) .......................................................... (599,980,254) 990,961,578
Net increase in net assets resulting from operations .............................................................
535,444,179 1,500,083,112
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (236,905,572) (79,993,028)
  Class II ....................................................................................... (37,510,736) (13,937,498)
  Class III ....................................................................................... (993,417,296) (471,472,143)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,267,833,604) (565,402,669)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(307,800,588) (476,189,342)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (1,040,190,013) 458,491,101
Beginning of year .................................................................................... 8,578,356,831 8,119,865,730
End of year ........................................................................................
$ 7,538,166,818 $ 8,578,356,831
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
66
BlackRock Global Allocation V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 19.49 $ 17.11 $ 15.19 $ 17.26 $ 15.51
Net investment income
(a)
.....................................
0.25 0.17 0.26 0.26 0.22
Net realized and unrealized gain (loss) ............................
1.05 3.41 2.45 (1.52) 1.92
Net increase (decrease) from investment operations ....................
1.30 3.58 2.71 (1.26) 2.14
Distributions
(b)
– – – – –
From net investment income ..................................
(0.17) (0.24) (0.22) (0.17) (0.22)
From net realized gain .......................................
(2.83) (0.96) (0.57) (0.64) (0.17)
Total distributions ...........................................
(3.00) (1.20) (0.79) (0.81) (0.39)
Net asset value, end of year ...................................
$ 17.79 $ 19.49 $ 17.11 $ 15.19 $ 17.26
Total Return
(c)
6.67% 21.08% 17.92% (7.34)% 13.86%
Based on net asset value ......................................
6.67% 21.08% 17.92% (7.34)% 13.86%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.82% 0.84% 0.74% 0.75% 0.72%
Total expenses after fees waived and/or reimbursed ....................
0.73% 0.73% 0.73% 0.74% 0.72%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales .....
0.73% 0.73% 0.73% 0.73% 0.70%
Net investment income .......................................
1.23% 0.95% 1.60% 1.53% 1.32%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,606,132 $ 1,368,516 $ 1,192,769 $ 2,091,197 $ 2,306,034
Portfolio turnover rate .........................................
133%
(e)
161% 198% 144% 118%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 123%.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
67
Consolidated Financial Highlights
BlackRock Global Allocation V.I. Fund
Class II
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 19.41 $ 17.05 $ 15.14 $ 17.21 $ 15.46
Net investment income
(a)
.....................................
0.22 0.14 0.23 0.23 0.19
Net realized and unrealized gain (loss) ............................
1.05 3.39 2.44 (1.52) 1.93
Net increase (decrease) from investment operations ....................
1.27 3.53 2.67 (1.29) 2.12
Distributions
(b)
– – – – –
From net investment income ..................................
(0.14) (0.21) (0.19) (0.14) (0.20)
From net realized gain .......................................
(2.83) (0.96) (0.57) (0.64) (0.17)
Total distributions ...........................................
(2.97) (1.17) (0.76) (0.78) (0.37)
Net asset value, end of year ...................................
$ 17.71 $ 19.41 $ 17.05 $ 15.14 $ 17.21
Total Return
(c)
6.55% 20.88% 17.76% (7.52)% 13.74%
Based on net asset value ......................................
6.55% 20.88% 17.76% (7.52)% 13.74%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.02% 1.02% 1.02% 1.04% 1.00%
Total expenses after fees waived and/or reimbursed ....................
0.88% 0.88% 0.88% 0.89% 0.87%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales .....
0.88% 0.88% 0.88% 0.88% 0.85%
Net investment income .......................................
1.07% 0.80% 1.41% 1.34% 1.17%
Supplemental Data
Net assets, end of year (000) ....................................
$ 255,542 $ 243,361 $ 224,159 $ 213,919 $ 258,564
Portfolio turnover rate .........................................
133%
(e)
161% 198% 144% 118%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 123%.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
68
BlackRock Global Allocation V.I. Fund
Class III
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 16.29 $ 14.47 $ 12.95 $ 14.84 $ 13.37
Net investment income
(a)
.....................................
0.17 0.10 0.19 0.19 0.17
Net realized and unrealized gain (loss) ............................
0.87 2.88 2.08 (1.31) 1.66
Net increase (decrease) from investment operations ....................
1.04 2.98 2.27 (1.12) 1.83
Distributions
(b)
– – – – –
From net investment income ..................................
(0.12) (0.20) (0.18) (0.13) (0.19)
From net realized gain .......................................
(2.83) (0.96) (0.57) (0.64) (0.17)
Total distributions ...........................................
(2.95) (1.16) (0.75) (0.77) (0.36)
Net asset value, end of year ...................................
$ 14.38 $ 16.29 $ 14.47 $ 12.95 $ 14.84
Total Return
(c)
6.42% 20.79% 17.67% (7.58)% 13.71%
Based on net asset value ......................................
6.42% 20.79% 17.67% (7.58)% 13.71%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.12% 1.11% 1.14% 1.14% 1.13%
Total expenses after fees waived and/or reimbursed ....................
0.98% 0.98% 0.98% 0.99% 1.00%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales .....
0.98% 0.98% 0.98% 0.98% 0.98%
Net investment income .......................................
0.99% 0.70% 1.32% 1.28% 1.15%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,676,492 $ 6,966,480 $ 6,702,938 $ 6,669,996 $ 8,233,615
Portfolio turnover rate .........................................
133%
(e)
161% 198% 144% 118%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 123%.
See notes to consolidated financial statements.

Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock
Global Allocation V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the account of BlackRock Cayman Global Allocation V.I. Fund I, Ltd.
(the “Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments. The Subsidiary enables  the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $ 36,961,934 , which is 0.5%  of the Fund's  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Consolidated Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/
with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Notes to Consolidated Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
70
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Consolidated Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
72
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans.
In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities
(the “Mortgage Assets”). The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage pass-through securities Mortgage Assets. Stripped mortgage -backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as th e London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Special Purpose Acquisition Companies: Special purpose acquisition companies (SPACs) are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC's initial public offering. The Fund may enter into a commitment with a SPAC for a private investment in a public equity (PIPE) and will satisfy the commitment if and when the SPAC completes its merger or acquisition. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a registration statement for the shares is filed and declared effective. Unfunded SPAC PIPE commitments are marked-
to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of
Operations. As of period end, the Fund had the following unfunded SPAC PIPE commitments:
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Global Allocation V.I. CP Iris Holdco I, Inc., 1st Lien Term Loan ................. $ 88,566 $ 88,566 $ 88,345 $ (221)
OD Intermediate SUBI Holdco II LLC, Term Loan ........... 9,945,730 9,609,889 9,627,466 17,577
Sheraton Austin, Term Loan .......................... 1,541,134 1,541,134 1,541,134 –
The Vinoy St. Petersburg, Term Loan ................... 803,205 799,189 799,189 –
Fund Name Investment Name
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Global Allocation V.I. Sonder Holdings, Inc. .............................. $ 2,471,981 $ 2,752,630 $ 280,649
Symbiotic, Inc. ................................... 1,242,000 1,242,000 –

Notes to Consolidated Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
74
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund's maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate the Fund to make future cash payments. As of December 31, 2021 , the Fund had outstanding commitments to purchase delayed draw notes from Sonder Holdings Inc. in the amount of $5,627,000. These commitments are not included in the net assets of the Fund as of December 31, 2021 .
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statement of Assets and Liabilities.  Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Consolidated Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Consolidated Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase.
A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or bitcoin (commodity risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 6,935,634 $ (6,935,634) $ — $ —
BofA Securities, Inc. ............................... 25,169,573 (25,169,573) — —
Citigroup Global Markets, Inc. ........................ 24,201,589 (24,201,589) — —
Credit Suisse Securities (USA) LLC .................... 22,269,002 (22,269,002) — —
Deutsche Bank Securities, Inc. ........................ 2,883,199 (2,883,199) — —
Goldman Sachs & Co. LLC .......................... 23,085,687 (23,085,687) — —
JP Morgan Securities LLC ........................... 43,716,354 (43,716,354) — —
Morgan Stanley .................................. 19,810,491 (19,810,491) — —
National Financial Services LLC ....................... 6,216,780 (6,216,780) — —
SG Americas Securities LLC ......................... 20,603 (20,603) — —
State Street Bank & Trust Co. ........................ 735,058 (735,058) — —
Toronto Dominion Bank ............................. 1,581,042 (1,581,042) — —
$ 176,625,012 $ (176,625,012) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
76
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated
Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before

Notes to Consolidated Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
78
a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Th e Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Subsidiary.
The Manager entered into a sub-advisory agreement, effective May 27, 2021, with BlackRock (Singapore) Limited (“BSL”), (the "Sub-Adviser"), an affiliate of the Manager.
The Manager pays BSL for services it provides for that portion of the Fund for which BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
For the year ended December 31, 2021, the Fund reimbursed the Manager $38,855 for certain accounting services, which is included in accounting services in the
Consolidated Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organization s which is shown as transfer agent – class specific. For the year ended
December 31, 2021, the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Consolidated Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $6 b illion ......................................................................................................... 0.65%
$6 billion - $8 b illion ..................................................................................................... 0.61
$8 billion - $10 b illion .................................................................................................... 0.59
$10 b illion - $1 5 b illion ................................................................................................... 0.57
Greater than $15 b illion ................................................................................................... 0.55
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 383,900
Class III ......................................................................................................... 15,912,935
$ 16,296,835

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended December 31 , 2021, the amount waived was $ 39,580 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended December 31, 2021, the Manager waived $588,858 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Consolidated Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Class I .......................................................................................................... $ 2,283,556
Class II ......................................................................................................... 519,904
Class III ......................................................................................................... 12,743,972
$ 15,547,432
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.07
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Global Allocation V.I. Fund
Class I .......................................................................................................... $ 1,186,947
Class II ......................................................................................................... 340,661
Class III ......................................................................................................... 8,285,979
$ 9,813,587
Class I ............................................................................................................. 1.25%
Class II ............................................................................................................ 1.40
Class III ............................................................................................................ 1.50

Notes to Consolidated Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
80
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income -- affiliated - net in the Consolidated Statement of Operations. For the year ended December 31, 2021 the Fund paid BIM $317,662 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.
Other Transactions : The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31 , 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated fu nds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term investments, were as follows:
RULE ABOVE
For the year ended December 31, 2021, purchases and sales related to mortgage dollar rolls were $803,582,634 and $805,289,387, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's consolidated financial statements.
Purchases ............................................................................................................... $ 11,052,646
Sales ................................................................................................................... 1,483,860
Net Realized Gain .......................................................................................................... 314,551
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
BlackRock Global Allocation V.I. Fund ...................................... $ 251,056,165 $ 468,120,756 $ 10,202,055,495 $ 11,961,606,992

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences was attributable to income recognized from a wholly owned subsidiary was reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Fund Name Paid-in Capital
Accumulated Earnings
(Loss)
BlackRock Global Allocation V.I. Fund ............................................................. $ (7,287,377) $ 7,287,377
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Global Allocation V.I. Fund
Ordinary income ............................................................................................ $ 1,026,370,953 $ 430,947,991
Long-term capital gains ........................................................................................ 241,462,651 134,454,678
$ 1,267,833,604 $ 565,402,669
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Global Allocation V.I. Fund ..............................................
$ 57,789,789 $ 14,823,435 $ 914,556,138 $ 987,169,362
(a)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the accounting for swap agreements, the classification of investments, investment in a wholly owned subsidiary and dividends recognized for tax purposes.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation V.I. Fund ................................... $ 6,674,042,084 $ 1,456,465,489 $ (344,379,879) $ 1,112,085,610

Notes to Consolidated Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
82
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Allocation V.I. Fund
Class I
Shares sold .............................................
13,012,769 $ 261,474,884 4,760,199 $ 83,520,363
Shares issued in reinvestment of distributions ........................
12,647,721 229,125,525 4,011,126 76,848,043
Shares redeemed .........................................
(5,601,459) (113,320,017) (8,261,008) (143,407,126)
20,059,031 $ 377,280,392 510,317 $ 16,961,280
Class II
Shares sold .............................................
900,403 $ 18,079,557 736,262 $ 13,118,809
Shares issued in reinvestment of distributions ........................
2,079,809 37,510,736 730,862 13,937,498
Shares redeemed .........................................
(1,085,573) (21,914,587) (2,077,689) (34,169,681)
1,894,639 $ 33,675,706 (610,565) $ (7,113,374)
Class III
Shares sold .............................................
11,012,097 $ 184,863,956 5,868,298 $ 87,028,784
Shares issued in reinvestment of distributions ........................
67,575,364 993,417,296 29,443,468 471,472,143
Shares redeemed .........................................
(111,493,841) (1,897,037,938) (70,805,119) (1,044,538,175)
(32,906,380) $ (718,756,686) (35,493,353) $ (486,037,248)
(10,952,710) $ (307,800,588) (35,593,601) $ (476,189,342)

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders
84
To the Shareholders of BlackRock Global Allocation V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc.
(the “Fund”), including the consolidated schedule of investments, as of December 31, 2021, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the
Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB New Russian Ruble
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Fund

Money Market Overview
For the 12-Month Period Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
Market Review
2021 began with the transition to the Biden-Harris administration, passage of the $1.9 trillion American Rescue Plan Act of 2021, and an acceleration of Covid-19 vaccination programs. Throughout the second quarter much of the United States began to reopen as vaccination efforts ramped up and Covid-19 cases plummeted. The second half of the year, however, was dominated by the Delta and Omicron variants as cases skyrocketed into year-end.
Economic conditions in the United States vastly improved in year two of the coronavirus pandemic. The unemployment rate fell from 6.3% in January 2021 to 3.9% at the end of December 2021. At the end of the second and third quarters in 2021, real gross domestic product increased at an annual rate of 6.7% and 2.3%, respectively.
On the topic of inflation, several key barometers indicated that inflation had risen and was elevated throughout the year. The Consumer Price Index rose 7% in 2021, the largest increase since 1982.
At their June meeting, the Federal Open Market Committee (the “FOMC” or the “Committee”) made upward “technical” adjustments of 0.05% to the interest rate paid on required and excess reserves (“IOER”) and the offering rate on overnight reverse repurchase agreement (“RRP”) operations, bringing these “administered rates” to 0.15%
and 0.05%, respectively. Fed Chair Powell noted that these adjustments were made “in order to keep the Federal Funds rate well within the target range and to support smooth functioning in money markets.”
The FOMC noted at their September meeting that “if progress (toward its maximum employment and price stability goals) continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.” Fed Chair Powell made sure to differentiate the timing and pace of the reduction in asset purchases from the timing of interest rate liftoff.
At their December meeting, the FOMC acknowledged that employment and economic conditions have improved in recent months and simultaneously removed the word
“transitory” when referring to inflation. As was widely expected, the FOMC elected to double the monthly pace of reduction of its asset purchases of U.S. Treasury and agency mortgage-backed securities at their December meeting, to at least $40 billion and $20 billion, respectively. To no surprise, the FOMC left the range of 0.00% - 0.25% for the
Federal Funds target rate unchanged throughout the year.
The so-called “dot plot” median interest rate forecast reflected three 0.25% interest rate hikes in 2022, another three in 2023, and two more in 2024. The Summary of
Economic Projections reflected a near-term decline in the unemployment rate relative to the September 2021 forecast and a firming of core inflation over the intermediate term.
On December 16, 2021, President Biden signed legislation to raise the debt limit by $2.5 trillion, an amount expected to provide the U.S. government with borrowing authority into at least early 2023. The resolution of the debt ceiling saga should result in a rise in Treasury bill (“T-bill”) supply and a meaningful increase in the Treasury General
Account at the Fed. Net T-bill issuance for 2021 was approximately $1.2 trillion as of December 31, 2021.
Daily utilization of the Fed’s RRP facility surged following the adjustment in the program’s offering rate in June 2021, averaging $1.23 trillion per day for the remainder of the year. On December 31, 2021, the RRP facility hit an all-time high with a balance of over $1.9 trillion.
The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities— had been pegged at 0.01% from March 2021 until the FOMC’s “technical” adjustments in June 2021, when it rose to 0.05%. SOFR closed 2021 at 0.05% and averaged 0.04% for the year.
The three-month London Inter-bank Offered Rate (“LIBOR”), which started the year at 0.24%, trended downward for most of the year but rebounded to 0.21% at year end.
The three-month LIBOR averaged 0.16% throughout 2021 and hit an all-time low of 0.11% on September 9, 2021. The three-month LIBOR overnight indexed swap (“L-OIS”)
spread—a gauge of stress in the financial system—hit an all-time low of 0.02% on June 16, 2021 and averaged 0.08% for the year. L-OIS fell from 0.16% at the beginning of the year to 0.09% at year end.
Industry-wide money market mutual funds (“MMFs”) experienced net inflows of approximately $408 billion during the year. Of this, assets of prime and municipal MMFs fell
$19 billion and $3 billion, respectively, while government MMFs experienced $193 billion of inflows.
Portfolio Review
The prevailing investment themes in 2021 included the ultra-accommodative policy put in place by the FOMC, the large and growing supply versus demand imbalance for front-end securities, and the debt ceiling impasse toward the later part of the year. The duration of the Fund’s portfolio was managed to best take advantage of yield movements in this environment.
Although it was a relatively flat curve, yields still did move within that tight range. Duration was managed lower at the mid-year point with the expectation that the FOMC would adjust the RRP and IOER rates. After their technical adjustment, a slightly longer duration profile was employed to take advantage of the back-up in yields that followed.
The debt ceiling impasse dominated headlines for much of the second half of 2021. The general market avoidance of U.S. Treasury securities, which may have matured inside of the default date range, pushed yields on surrounding maturities through the RRP rate. Positioning around the debt ceiling dominated our strategy during this time as we targeted securities that matured outside of what we believed to be the most vulnerable period.
Following the debt ceiling resolution, the U.S. Treasury Department was free to increase issuance of T-bills, which helped support yields in the front-end. Furthermore, the
FOMC’s hawkish tilt caused the T-bill yield curve to reprice higher as the market incorporated the possibility of multiple rate hikes in 2022. We took advantage of this repricing to add duration to the portfolio.

Money Market Overview
For the 12-Month Period Ended December 31, 2021 (continued)
3
Money Market Overview
Outlook
With the debt ceiling impasse now resolved, the U.S. Treasury quickly increased debt issuance to build back its general account balance which had been depleted due to the limitations placed on it. The return of supply has helped support yields in the front end. Overall, net new T-bill supply is expected to be positive going forward. This new supply will be well received as there is still excess liquidity in the front-end.
The FOMC’s hawkish pivot at their December meeting has the market presently pricing in multiple rate hikes in 2022. The timing of these hikes remains unknown and market pricing will remain volatile as new economic data is released. The repricing of FOMC rate hike expectations will likely dominate market pricing through 2022.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
4
BlackRock Government Money Market V.I. Fund
Investment Objective
BlackRock Government Money Market V.I. Fund’s (the “Fund”) investment objective is to seek to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Expense Example
Fund Information
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,000.10 $ 0.35 $ 1,000.00 $ 1,024.85 $ 0.36 0.07%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market V.I. Fund ..... 0.00% 0.00%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Government Sponsored Agency Obligations .............. 36%
Repurchase Agreements ............................... 36
U.S. Treasury Obligations .............................. 29
Liabilities in Excess of Other Assets ....................... (1)

BlackRock Government Money Market V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 36.4%
Federal Farm Credit Bank, 0.07%, 08/10/22 .. USD 4,530 $ 4,529,863
Federal Farm Credit Bank Discount Notes
(a)
0.01% ,  01/07/22 .................. 670 669,995
0.01% ,  01/31/22 .................. 1,155 1,154,952
0.05% ,  03/03/22 .................. 4,000 3,999,661
0.09% ,  04/19/22 .................. 2,445 2,444,633
Federal Farm Credit Bank Variable Rate
Notes
(b)
(SOFR + 0.18%), 0.23% ,  01/14/22 ...... 870 870,000
(US Treasury 3 Month Bill Money Market
Yield + 0.12%), 0.21% ,  05/02/22 ..... 270 269,994
(SOFR + 0.05%), 0.10% ,  05/05/22 ...... 3,000 2,999,953
(SOFR + 0.19%), 0.24% ,  07/14/22 ...... 590 590,000
(US Federal Funds Effective Rate
(continuous series) + 0.18%),
0.26% ,  07/20/22 ................ 2,030 2,029,890
(SOFR + 0.10%), 0.15% ,  09/02/22 ...... 320 320,000
(SOFR + 0.05%), 0.10% ,  09/08/22 ...... 1,335 1,335,139
(SOFR + 0.06%), 0.11% ,  10/21/22 ...... 1,915 1,915,000
(SOFR + 0.08%), 0.12% ,  11/03/22 ...... 1,040 1,040,000
(SOFR + 0.03%), 0.07% ,  01/12/23 ...... 2,285 2,284,881
(SOFR + 0.06%), 0.11% ,  01/20/23 ...... 505 505,000
(SOFR + 0.05%), 0.10% ,  09/28/23 ...... 1,305 1,305,000
(SOFR + 0.06%), 0.11% ,  11/22/23 ...... 2,405 2,405,000
Federal Farm Credit Banks Funding Corp.
Variable Rate Notes, (SOFR + 0.05%),
0.10%, 08/22/23
(b)
................ 1,940 1,940,000
Federal Home Loan Bank
0.04% ,  01/12/22 .................. 3,310 3,309,989
0.05% ,  01/28/22 .................. 1,710 1,709,999
0.04% ,  02/01/22 .................. 3,055 3,054,971
0.05% ,  02/07/22 .................. 835 834,999
0.06% ,  05/23/22 .................. 1,565 1,564,967
Federal Home Loan Bank Discount Notes
(a)
0.01% ,  01/12/22 .................. 3,710 3,709,955
0.01% ,  01/14/22 .................. 1,055 1,054,983
0.02% ,  02/08/22 .................. 880 879,954
0.02% ,  02/11/22 .................. 3,500 3,499,801
0.02% ,  02/14/22 .................. 6,785 6,784,564
0.02% ,  02/15/22 .................. 7,600 7,599,572
0.02% ,  02/16/22 .................. 6,130 6,129,647
0.02% ,  02/18/22 .................. 2,530 2,529,831
0.05% ,  03/02/22 .................. 5,055 5,054,587
0.05% ,  03/08/22 .................. 5,335 5,334,560
0.05% ,  03/18/22 .................. 6,340 6,339,411
0.09% ,  04/01/22 .................. 1,235 1,234,864
0.09% ,  04/22/22 .................. 3,740 3,739,354
Federal Home Loan Bank Variable Rate Notes
(b)
(SOFR + 0.12%), 0.17% ,  02/28/22 ...... 1,265 1,265,000
(SOFR + 0.01%), 0.06% ,  03/28/22 ...... 175 175,000
(SOFR + 0.01%), 0.06% ,  03/30/22 ...... 280 280,000
(SOFR + 0.02%), 0.07% ,  04/12/22 ...... 350 350,000
(SOFR + 0.07%), 0.11% ,  04/28/22 ...... 345 345,000
(SOFR + 0.01%), 0.06% ,  09/06/22 ...... 1,910 1,910,000
(SOFR + 0.02%), 0.07% ,  12/16/22 ...... 5,800 5,800,000
(SOFR + 0.06%), 0.11% ,  12/16/22 ...... 2,425 2,425,000
(SOFR + 0.06%), 0.11% ,  02/03/23 ...... 1,300 1,300,000
Federal Home Loan Banks
0.04% ,  01/28/22 .................. 4,875 4,874,961
0.06% ,  03/22/22 .................. 3,385 3,384,981
Federal Home Loan Mortgage Corp.,
0.13%, 07/25/22 ................. 1,065 1,065,264
Federal Home Loan Mortgage Corp.
Variable Rate Notes, (SOFR + 0.07%),
0.11%, 11/10/22
(b)
................ 755 755,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
Federal National Mortgage Association
Discount Notes, 0.05%, 03/02/22
(a)
...... USD 1,200 $ 1,199,900
Federal National Mortgage Association Variable
Rate Notes
(b)
(SOFR + 0.36%), 0.41% ,  01/20/22 ...... 2,600 2,600,000
(SOFR + 0.35%), 0.40% ,  04/07/22 ...... 985 985,000
(SOFR + 0.39%), 0.44% ,  04/15/22 ...... 1,470 1,470,000
Total U.S. Government Sponsored Agency Obligations — 36.4%
(Cost: $127,160,075) .............................. 127,160,075
U.S. Treasury Obligations — 29.5%
U.S. Treasury Bills
(a)
0.03%, 02/24/22 .................. 9,985 9,984,251
0.03%, 03/01/22 .................. 3,387 3,386,310
0.05%, 03/03/22 .................. 15,590 15,588,679
0.04%, 03/10/22 .................. 20,765 20,762,764
0.06%, 03/24/22 .................. 2,775 2,774,526
0.05%, 03/31/22 .................. 7,685 7,683,385
0.07%, 04/05/22 .................. 575 574,893
0.07%, 04/26/22 .................. 4,035 4,033,582
0.12%, 05/03/22 .................. 8,030 8,026,686
0.13%, 06/16/22 .................. 6,880 6,875,876
0.17%, 06/23/22 .................. 6,935 6,930,006
0.19%, 06/30/22 .................. 3,260 3,256,651
0.22%, 09/08/22 .................. 1,362 1,361,291
0.38%, 12/29/22 .................. 700 697,255
U.S. Treasury Notes
1.38%, 01/31/22 .................. 2,925 2,928,150
1.75%, 02/28/22 .................. 60 60,158
0.38%, 03/31/22 .................. 60 60,041
1.75%, 05/15/22 .................. 300 301,849
2.13%, 05/15/22 .................. 470 473,544
1.75%, 06/15/22 .................. 100 100,759
0.13%, 06/30/22 .................. 210 210,056
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.13%, 01/31/23
(b)
.... 1,853 1,853,284
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.11%, 07/31/23
(b)
.... 5,000 5,000,240
Total U.S. Treasury Obligations — 29.5%
(Cost: $102,924,236) .............................. 102,924,236
Total Repurchase Agreements — 35.6%
(Cost: $124,500,000) .............................. 124,500,000
Total Investments — 101.5%
(Cost: $354,584,311 )
(c)
............................. 354,584,311
Liabilities in Excess of Other Assets — (1.5)% ............. (5,176,365)
Net Assets — 100.0% ............................... $ 349,407,946

2021
BlackRock Annual Report to Shareholders
BlackRock Government Money Market V.I. Fund
6
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
.
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 0.05% 12/31/21 01/03/22 $ 20,000 $ 20,000 $ 20,000,083
U.S. Treasury
Obligation, 1.75%, due
12/31/24 ......... $ 19,948,100 $ 20,400,084
$ – $ –
BNP Paribas SA ...... 0.05 12/31/21 01/03/22 21,000 21,000 21,000,088
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0. 00% to 4.00%, due
01/27/22 to 07 /20/51 63,137,988 21,436,855
$ – $ –
JP Morgan Securities LLC 0.05 12/31/21 01/03/22 20,000 20,000 20,000,083
U.S. Treasury
Obligation, 0.00%, due
02/15/22 ......... 20,401,920 20,400,043
0.20
(a)
12/31/21 02/07/22 3,500 3,500 3,500,743
U.S. Government
Sponsored Agency
Obligations, 3.00% to
5.00%, due 10/25/34 to
08/25/51 ......... 96,530,796 3,675,000
$ – $ –
$ 23,500 $ 24,075,043
$ – $ –
Mizuho Securities USA
LLC ............. 0.05 12/31/21 01/03/22 19,000 19,000 19,000,079
U.S. Government
Sponsored Agency
Obligations, 3.05% to
6.10%, due 03/20/46 to
12/20/51 ......... 323,543,324 19,950,000
$ – $ –
Societe Generale SA ... 0.05 12/31/21 01/03/22 20,000 20,000 20,000,083
U.S. Treasury
Obligations, 0.00% to
7.25%, due 02/28/22 to
08/15/49 ......... 20,144,141 20,400,000
$ – $ –
TD Securities USA LLC .. 0.05 12/31/21 01/03/22 21,000 21,000 21,000,088
U.S. Treasury
Obligations, 0.13%, due
05/31/23 to 07/31/23 21,553,200 21,420,095
$ – $ –
$ 124,500 $ 127,682,077
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 354,584,311 $ — $ 354,584,311

Statement of Assets and Liabilities
December 31, 2021
7
Financial Statements
BlackRock
Government
Money Market V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 230,084,311
Cash ............................................................................................................. 6,289,437
Repurchase agreements, at value
(b)
......................................................................................... 124,500,000
Receivables: –
Capital shares sold ................................................................................................... 45,323
Interest — unaffiliated ................................................................................................. 33,561
Prepaid expenses ..................................................................................................... 1,855
Total assets .........................................................................................................
360,954,487
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 11,412,996
Capital shares redeemed ............................................................................................... 130
Investment advisory fees .............................................................................................. 10,566
Directors' and Officer's fees ............................................................................................. 59
Other affiliate fees ................................................................................................... 199
Other accrued expenses ............................................................................................... 122,591
Total liabilities ........................................................................................................
11,546,541
NET ASSETS ........................................................................................................
$ 349,407,946
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 349,406,515
Accumulated earnings .................................................................................................. 1,431
NET ASSETS ........................................................................................................
$ 349,407,946
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 230,084,311
(b)
  Repurchase agreements, at cost ......................................................................................... $ 124,500,000
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders
8
See notes to financial statements.
BlackRock
Government
Money Market V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 349,407,946
Shares outstanding .................................................................................................
349,406,051
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
3.3 billion
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2021
9
Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market V.I.
Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................ $ 213,081
Other income — unaffiliated ............................................................................................ 11,397
Total investment income .................................................................................................
224,478
EXPENSES
Investment advisory .................................................................................................. 1,487,291
Professional ....................................................................................................... 54,651
Accounting services .................................................................................................. 40,516
Transfer agent ...................................................................................................... 26,615
Custodian ......................................................................................................... 12,406
Directors and Officer ................................................................................................. 6,893
Miscellaneous ...................................................................................................... 46,576
Total expenses .......................................................................................................
1,674,948
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,428,874)
Transfer agent fees reimbursed .......................................................................................... (21,615)
Total expenses after fees waived and/or reimbursed ..............................................................................
224,459
Net investment income ..................................................................................................
19
REALIZED GAIN $ 5,164
Net realized gain from investments ........................................................................................ 5,164
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 5,183

Statements of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Government Money Market V.I.
Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 19 $ 695,418
Net realized gain .................................................................................. 5,164 4,759
Net increase in net assets resulting from operations .............................................................
5,183 700,177
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(17,729) (705,718)
CAPITAL TRANSACTIONS
Net proceeds from sale of shares ......................................................................... 157,939,604 214,735,557
Reinvestment of distributions ............................................................................ 17,729 697,959
Cost s of shares redeemed .............................................................................. (69,934,470) (155,348,427)
Net increase in net as sets derived from capital transactions .......................................................
88,022,863 60,085,089
NET ASSETS
Total increase in net assets ............................................................................. 88,010,317 60,079,548
Beginning of year .................................................................................... 261,397,629 201,318,081
End of year ........................................................................................
$ 349,407,946 $ 261,397,629
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Government Money Market V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0000
(a)
0.0032 0.0196 0.0160 0.0064
Net realized gain (loss) ......................................
0.0001 0.0002 0.0000
(a)
(0.0001) 0.0000
(a)
Net increase from investment operations ............................
0.0001 0.0034 0.0196 0.0159 0.0064
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0034) (0.0196) (0.0159) (0.0064)
From net realized gain .......................................
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
— (0.0000)
(c)
Total distributions ...........................................
(0.0001) (0.0034) (0.0196) (0.0159) (0.0064)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
— 0.34% 1.98% 1.61% —
Based on net asset value ......................................
0.01% 0.34% 1.98% 1.61% 0.65%
Ratios to Average Net Assets
Total expenses .............................................
0.56% 0.65% 0.64% 0.80%
(e)
0.72%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.24% 0.30% 0.30%
(e)
0.30%
Net investment income .......................................
0.00%
(f)
0.32% 1.96% 1.60% 0.63%
Supplemental Data
Net assets, end of year (000) ....................................
$ 349,408 $ 261,398 $ 201,318 $ 199,439 $ 135,659
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.72%
and 0.29%, respectively.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Government
Money Market V.I. Fund (the "Fund"). The Fund is classified as diversified.
The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2021, the Fund reimbursed the Manager $1,039 for certain accounting services, which is included in accounting services in the Statement of Operations.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations. For the year ended December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the year  ended December 31, 2021 , fees waived and/or reimbursed by the Manager under this agreement were $66 7 , 900 .
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.30% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2023, unless approved by the Board of Directors of the Company, including a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, the Manager waived and/or reimbursed investment advisory fees of $760,974 and transfer agent fees of $21,615, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed, respectively, in the Statement of Operations.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 b illion - $2 b illion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.400
$3 billion - $4 billion ..................................................................................................... 0.375
$4 billion - $7 billion ..................................................................................................... 0.350
$7 billion - $10 billion .................................................................................................... 0.325
$10 billion - $15 billion ................................................................................................... 0.300
Greater than $15 billion ................................................................................................... 0.290

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
14
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out o f the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used
USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Government Money Market V.I. Fund
Ordinary income ............................................................................................ $ 17,729 $ 705,718
Fund Name
Undistributed
Ordinary
Income
BlackRock Government Money Market V.I. Fund ..................................................................................
$ 1,431

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
8. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Government Money Market V.I. Fund
Class I
Shares sold .............................................
157,939,604 $ 157,939,604 214,735,557 $ 214,735,557
Shares issued in reinvestment of distributions ........................
17,729 17,729 697,959 697,959
Shares redeemed .........................................
(69,934,470) (69,934,470) (155,348,427) (155,348,427)
88,022,863 $ 88,022,863 60,085,089 $ 60,085,089

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders
16
To the Shareholders of BlackRock Government Money Market V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Government Money Market V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
17
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
SOFR Secured Overnight Financing Rate

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock International Index V.I. Fund
Investment Objective
The investment objective of the BlackRock International Index V.I. Fund (the “Fund”) is to seek to match the performance of the MSCI EAFE Index (Europe, Australasia,
Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Class III Shares commenced operations on February 9, 2021.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund’s Class I and Class III Shares returned 11.30% and 10.97%, respectively. The MSCI EAFE Index returned
11.26% for the same period. The MSCI EAFE Index is a free-float adjusted, market-capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.
Describe the market environment?
The vaccination rollout in developed markets during the first quarter of 2021 boosted optimism for a global economic recovery. However, the reappearance of high numbers of daily COVID-19 cases across Europe weighed down on the general sentiment, especially as social restrictions were tightened again across Europe.
After a relatively slow start in the second quarter of 2021, the vaccination rate across developed markets picked up, leading to more economic activities restarting. The prospect for strong growth, signaled by strong economic data, also boosted European equities over the quarter. Strong corporate earnings in Europe supported market performance as companies benefited from a combination of demand recovery and supply constraints. Services increased over the quarter, as the ease of COVID-19 restrictions helped fuel higher demand. However, despite the improving economic outlook, the European Central Bank policy makers signaled that it was still too soon to withdraw stimulus measures, despite the Bank of England announcing its plans to slow its quantitative easing program.
In Japan, the consistent increase in COVID-19 cases led the government to extend the state of emergency until June 20, 2021. While market performance was initially weighed down by the slow vaccination campaign, the market began to rally in the second quarter of 2021 as the government rolled out mass vaccination efforts throughout the country. The Japanese equity market started to recover by the end of May, but investors’ concerns over the low vaccination rate persisted, resulting in slight negative performance for the quarter.
In the third quarter of 2021, the COVID-19 pandemic continued to have a negative impact on economic recovery, but to lesser degree in developed countries as vaccination rates increased. However, concerns regarding inflation, supply chain disruption, and rising energy prices hindered developed markets’ performance.
In Europe, strong earnings reports and easing of restrictions boosted market performance, and many economies began to recover in the first two months of the third quarter.
However, an increase in energy prices due to energy shortages, along with concerns of inflation and supply chain disruption, hindered market performance and gross domestic product growth.
In Asia, the concerns regarding the debt crisis of the Chinese property developer Evergrande dampened market performance, especially in Hong Kong. The Japanese market continued its recovery throughout the third quarter of 2021 despite the state of emergency implemented in Tokyo. Japanese equities were supported by strong earnings reports and increased hopes of stimulus and economic reopening, as COVID-19 cases declined.
During the fourth quarter of 2021, developed non-U.S. equity markets posted a gain in October on the back of strong corporate earnings reports and robust economic data.
However, the emergence of the new COVID-19 Omicron variant dampened markets performance in November and put pressure on central banks as they faced rising inflation rates on the back of supply chain disruptions. In December, markets rebounded as the new variant was reported to be less severe than expected despite higher transmissibility.
In Europe, the market recovered in December 2021 after concerns regarding the Omicron variant were lessened. The European Central Bank committed to end the emergency bond buying program in March 2022 but promised to keep low borrowing costs over 2022 and to keep the door open for restarting emergency support in the event of turbulence. On the other hand, the Bank of England raised the policy interest rate in December from 0.10% to 0.25%, signaling that inflation risk outweighed the disruptions risk of the Omicron variant.
Asian developed markets finished the fourth quarter of 2021 in negative territory. The uncertainty of the impact of the Omicron variant and higher commodity prices weighed down on the performance of Asian markets. Japanese equities were the worst performer on the back of a weakened yen and renewed ambiguity regarding new mobility restrictions.
In the fourth quarter of 2021, from a sector perspective within the MSCI EAFE Index, materials (+8.80%), consumer staples (+6.96%) and real estate (+6.29%) were among the best performers. Communication services (-7.68%), energy (-7.37%), and financials (+2.08%) were among the worst performers.
Describe recent portfolio activity.
During the 12-month period, as changes were made to the composition of the MSCI EAFE Index, the Fund purchased and sold securities to maintain its objective of matching the risks and return of the Underlying Index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of the Underlying Index, irrespective of the market’s future direction.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock International Index V.I. Fund
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
TOTAL RETURN BASED ON A $10,000 INVESTMENT
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1)
fees applicable to Class III Shares.
(b)
Under normal circumstances, the Fund invests at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the
“Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(c)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock International Index V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
Portfolio Information
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
............................................................................. 11.30% 9.61% 7.80%
Class III
(b) (c) (d)
........................................................................... 10.97 9.33 7.53
MSCI EAFE Index ...................................................................... 11.26 9.55 8.03
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund, a series of State Farm Variable Product Trust, through the
Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the
Predecessor Fund upon completion of the Reorganization.
(d)
The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,020.70 $ 1.32 $ 1,000.00 $ 1,023.89 $ 1.33 0.26%
Class III .................................. 1,000.00 1,019.80 2.49 1,000.00 1,022.74 2.50 0.49
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 22%
United Kingdom ..................................... 12
France ........................................... 11
Switzerland ........................................ 10
Germany ......................................... 8
Australia .......................................... 8
Netherlands ....................................... 6
Sweden .......................................... 4
Denmark ......................................... 3
Hong Kong ........................................ 2
Spain ............................................ 2
Italy ............................................. 2
United States ...................................... 2
Finland .......................................... 1
Singapore ......................................... 1
Other
(a)
........................................... 5
Short-Term Securities ................................. 1
Liabilities in Excess of Other Assets ....................... —
(b)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.
(b)
Represents less than 1% of the Fund's net assets.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock International Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 98.6%
Australia — 7.8%
Afterpay Ltd.
(a)
................ 2,675 $ 161,482
Ampol Ltd. .................. 2,748 59,337
APA Group
(b)
................. 14,138 103,431
Aristocrat Leisure Ltd. ........... 7,630 242,043
ASX Ltd. ................... 2,395 161,864
Aurizon Holdings Ltd. ........... 23,960 60,873
AusNet Services Ltd. ........... 24,028 44,949
Australia & New Zealand Banking
Group Ltd. ................ 35,662 714,358
AZ Corp.
(a)(c)
................. 253,848 3
BHP Group Ltd. ............... 37,188 1,122,770
BHP Group plc ............... 26,505 788,649
BlueScope Steel Ltd. ........... 6,134 93,644
Brambles Ltd. ................ 18,347 141,938
Cochlear Ltd. ................ 828 129,955
Coles Group Ltd. .............. 16,964 221,348
Commonwealth Bank of Australia ... 22,340 1,642,242
Computershare Ltd. ............ 6,833 99,469
Crown Resorts Ltd.
(a)
........... 4,428 38,545
CSL Ltd. .................... 5,976 1,263,926
Dexus ..................... 14,431 116,687
Domino's Pizza Enterprises Ltd. .... 765 65,661
Endeavour Group Ltd. .......... 16,051 78,768
Evolution Mining Ltd. ........... 20,784 61,662
Fortescue Metals Group Ltd. ...... 21,176 297,666
Glencore plc
(a)
................ 125,667 640,309
Goodman Group .............. 20,847 401,864
GPT Group (The) .............. 23,998 94,629
IDP Education Ltd. ............. 2,611 65,777
Insurance Australia Group Ltd. ..... 31,789 98,515
Lendlease Corp. Ltd.
(b)
.......... 8,407 65,461
Macquarie Group Ltd. ........... 4,402 658,034
Magellan Financial Group Ltd. ..... 1,613 24,925
Medibank Pvt Ltd. ............. 31,798 77,447
Mirvac Group ................ 49,339 104,440
National Australia Bank Ltd. ....... 41,361 868,461
Newcrest Mining Ltd. ........... 10,271 183,955
Northern Star Resources Ltd. ...... 13,927 95,781
Orica Ltd. ................... 5,028 50,141
Origin Energy Ltd. ............. 21,517 82,119
Qantas Airways Ltd.
(a)
........... 12,572 45,861
QBE Insurance Group Ltd. ....... 18,704 154,453
Ramsay Health Care Ltd. ........ 2,295 119,271
REA Group Ltd. ............... 701 85,481
Reece Ltd. .................. 3,670 72,175
Rio Tinto Ltd. ................ 4,632 338,007
Rio Tinto plc ................. 14,171 934,525
Santos Ltd. .................. 39,935 183,960
Scentre Group ................ 66,680 153,389
SEEK Ltd. .................. 4,001 95,383
Sonic Healthcare Ltd. ........... 5,750 195,019
South32 Ltd. ................. 59,618 174,358
Stockland ................... 29,531 91,104
Suncorp Group Ltd. ............ 15,622 125,774
Sydney Airport
(a)(b)
............. 17,323 109,368
Tabcorp Holdings Ltd. ........... 27,737 101,332
Telstra Corp. Ltd. .............. 51,980 157,978
Transurban Group
(b)
............ 37,757 379,243
Treasury Wine Estates Ltd. ....... 9,555 86,151
Vicinity Centres ............... 52,795 64,929
Washington H Soul Pattinson & Co. Ltd. 2,711 58,429
Wesfarmers Ltd. .............. 14,202 612,766
Westpac Banking Corp. ......... 46,334 718,803
WiseTech Global Ltd. ........... 1,912 81,091
Security
Shares
Shares Value
Australia (continued)
Woodside Petroleum Ltd. ........ 12,425 $ 198,079
Woolworths Group Ltd. .......... 16,075 444,370
17,004,427
Austria — 0.3%
Erste Group Bank AG ........... 4,467 209,415
Mondi plc ................... 6,082 150,858
OMV AG ................... 1,717 97,101
Raiffeisen Bank International AG ... 1,968 57,801
Verbund AG ................. 878 98,673
voestalpine AG ............... 1,524 55,296
669,144
Belgium — 0.8%
Ageas SA ................... 2,267 117,402
Anheuser-Busch InBev SA/NV ..... 9,534 574,805
Elia Group SA/NV ............. 397 52,327
Etablissements Franz Colruyt NV ... 613 26,011
Groupe Bruxelles Lambert SA ..... 1,449 160,687
KBC Group NV ............... 3,073 264,036
Proximus SADP ............... 2,022 39,489
Sofina SA ................... 198 97,259
Solvay SA ................... 973 113,117
UCB SA .................... 1,583 180,662
Umicore SA ................. 2,436 99,375
1,725,170
Brazil — 0.0%
Yara International ASA .......... 2,127 107,239
Chile — 0.0%
Antofagasta plc ............... 4,848 88,172
China — 0.7%
BOC Hong Kong Holdings Ltd. ..... 46,500 152,497
Budweiser Brewing Co. APAC Ltd.
(d)(e)
22,100 58,100
Chow Tai Fook Jewellery Group Ltd. . 25,200 45,407
ESR Cayman Ltd.
(a)(d)(e)
.......... 25,200 85,242
Futu Holdings Ltd., ADR
(a)
........ 632 27,366
Prosus NV
(a)
................. 11,750 973,194
SITC International Holdings Co. Ltd. . 17,000 61,484
Wilmar International Ltd. ......... 22,600 69,553
1,472,843
Denmark — 2.7%
Ambu A/S, Class B
(f)
............ 2,096 55,322
AP Moller - Maersk A/S, Class A .... 41 136,020
AP Moller - Maersk A/S, Class B .... 73 260,560
Carlsberg A/S, Class B .......... 1,229 212,184
Chr Hansen Holding A/S ......... 1,315 103,688
Coloplast A/S, Class B .......... 1,524 268,339
Danske Bank A/S .............. 8,480 146,399
Demant A/S
(a)
................ 1,367 69,999
DSV A/S .................... 2,574 599,815
Genmab A/S
(a)
................ 828 330,499
GN Store Nord A/S ............. 1,644 103,154
Novo Nordisk A/S, Class B ....... 21,156 2,376,366
Novozymes A/S, Class B ......... 2,560 210,201
Orsted A/S
(d)(e)
................ 2,329 298,268
Pandora A/S ................. 1,226 152,503
Rockwool International A/S, Class B . 102 44,541
Tryg A/S .................... 4,545 112,160
Vestas Wind Systems A/S ........ 12,748 388,242
5,868,260
Finland — 1.2%
Elisa OYJ ................... 1,747 107,573
Fortum OYJ ................. 5,443 166,939

BlackRock International Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Finland (continued)
Kesko OYJ, Class B ............ 3,461 $ 115,358
Kone OYJ, Class B ............ 4,203 301,602
Neste OYJ .................. 5,345 263,059
Nokia OYJ
(a)
................. 68,062 431,084
Nordea Bank Abp ............. 40,693 496,427
Orion OYJ, Class B ............ 1,385 57,531
Sampo OYJ, Class A ........... 6,296 315,103
Stora Enso OYJ, Class R ........ 7,327 134,475
UPM- Kymmene OYJ ........... 6,733 256,181
Wartsila OYJ Abp .............. 5,901 82,766
2,728,098
France — 10.6%
Accor SA
(a)
.................. 1,977 64,081
Adevinta ASA
(a)
............... 3,059 40,636
Aeroports de Paris
(a)
............ 395 50,956
Air Liquide SA ................ 5,961 1,039,624
Airbus SE
(a)
.................. 7,350 940,387
Alstom SA .................. 3,965 140,799
Amundi SA
(d)(e)
................ 804 66,318
Arkema SA .................. 729 102,895
AXA SA .................... 24,300 723,248
BioMerieux .................. 551 78,351
BNP Paribas SA .............. 14,141 977,724
Bollore SA .................. 11,639 65,104
Bouygues SA ................ 2,914 104,310
Bureau Veritas SA ............. 3,861 128,181
Capgemini SE ................ 1,992 488,201
Carrefour SA ................. 7,725 141,626
Cie de Saint-Gobain ............ 6,290 442,480
Cie Generale des Etablissements
Michelin SCA .............. 2,157 353,283
CNP Assurances .............. 2,282 56,446
Covivio .................... 612 50,236
Credit Agricole SA ............. 15,471 220,575
Danone SA .................. 8,234 511,821
Dassault Aviation SA ........... 330 35,692
Dassault Systemes SE .......... 8,402 498,620
Edenred .................... 3,130 144,538
Eiffage SA .................. 1,069 110,218
Electricite de France SA ......... 5,870 69,039
Engie SA ................... 23,207 343,589
EssilorLuxottica SA ............ 3,634 761,024
Eurazeo SE ................. 537 46,851
Faurecia SE ................. 1,227 58,387
Faurecia SE ................. 218 10,185
Gecina SA .................. 601 84,098
Getlink SE .................. 5,227 86,571
Hermes International ........... 396 691,961
Ipsen SA ................... 501 45,846
Kering SA ................... 947 759,828
Klepierre SA ................. 2,450 57,973
La Francaise des Jeux SAEM
(d)(e)
... 1,103 48,882
Legrand SA ................. 3,311 387,788
L'Oreal SA .................. 3,162 1,507,682
LVMH Moet Hennessy Louis Vuitton SE 3,488 2,882,601
Orange SA .................. 25,324 270,516
Orpea SA ................... 664 66,591
Pernod Ricard SA ............. 2,622 630,795
Publicis Groupe SA ............ 2,776 187,030
Remy Cointreau SA ............ 300 72,921
Renault SA
(a)
................. 2,327 80,725
Safran SA ................... 4,315 528,257
Sanofi ..................... 14,304 1,435,321
Sartorius Stedim Biotech ......... 340 186,730
SEB SA .................... 330 51,424
Security
Shares
Shares Value
France (continued)
Societe Generale SA ........... 10,298 $ 353,929
Sodexo SA
(a)
................. 1,160 101,695
Suez SA .................... 4,361 98,357
Teleperformance .............. 735 328,601
Thales SA ................... 1,328 112,968
TOTAL SE .................. 31,514 1,604,070
Ubisoft Entertainment SA
(a)
....... 1,162 56,683
Unibail - Rodamco -Westfield
(a)
...... 1,573 110,077
Valeo ...................... 2,890 87,152
Veolia Environnement SA ........ 8,346 306,498
Vinci SA .................... 6,720 709,732
Vivendi SE .................. 9,782 132,320
Wendel SE .................. 293 35,109
Worldline SA
(a)(d)(e)
............. 3,016 167,871
23,134,027
Germany — 8.1%
adidas AG .................. 2,382 685,886
Allianz SE (Registered) .......... 5,185 1,222,928
Aroundtown SA ............... 12,558 75,754
BASF SE ................... 11,562 811,483
Bayer AG (Registered) .......... 12,277 655,645
Bayerische Motoren Werke AG .... 4,202 420,378
Bechtle AG .................. 1,038 73,864
Beiersdorf AG ................ 1,247 127,824
Brenntag SE ................. 1,917 173,112
Carl Zeiss Meditec AG .......... 529 110,972
Commerzbank AG
(a)
............ 13,055 98,769
Continental AG ............... 1,422 149,403
Covestro AG
(d)(e)
............... 2,490 153,255
Daimler AG (Registered) ......... 10,703 817,754
Daimler Truck Holding AG
(a)
....... 5,351 196,714
Deutsche Bank AG (Registered)
(a)
... 26,090 324,951
Deutsche Boerse AG ........... 2,355 393,225
Deutsche Lufthansa AG (Registered)
(a)
8,000 56,016
Deutsche Post AG (Registered) .... 12,528 805,811
Deutsche Telekom AG (Registered) . 41,842 773,136
E.ON SE ................... 27,743 385,557
Evonik Industries AG ........... 2,692 86,966
Fresenius Medical Care AG & Co.
KGaA ................... 2,588 167,775
Fresenius SE & Co. KGaA ........ 5,288 212,543
GEA Group AG ............... 1,958 106,945
Hannover Rueck SE ............ 747 141,629
HeidelbergCement AG .......... 1,850 125,202
HelloFresh SE
(a)
............... 2,085 159,790
Henkel AG & Co. KGaA ......... 1,255 97,829
Infineon Technologies AG ........ 16,315 751,118
KION Group AG ............... 890 97,211
Knorr- Bremse AG ............. 925 91,357
LANXESS AG ................ 1,089 67,342
LEG Immobilien SE ............ 886 123,529
Merck KGaA ................. 1,597 410,840
MTU Aero Engines AG .......... 650 131,979
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,752 517,206
Nemetschek SE ............... 741 94,747
Puma SE ................... 1,324 161,693
Rational AG ................. 65 66,480
RWE AG ................... 8,213 332,763
SAP SE .................... 13,120 1,846,503
Scout24 AG
(d)(e)
............... 1,127 78,694
Siemens AG (Registered) ........ 9,605 1,663,614
Siemens Energy AG
(a)
........... 4,878 124,459
Siemens Healthineers AG
(d)(e)
...... 3,577 266,698
Symrise AG ................. 1,640 242,547

2021
BlackRock Annual Report to Shareholders
BlackRock International Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Germany (continued)
Telefonica Deutschland Holding AG . 13,365 $ 37,072
Uniper SE ................... 1,155 54,840
United Internet AG (Registered) .... 1,075 42,620
Volkswagen AG ............... 401 117,226
Vonovia SE .................. 9,126 502,862
Zalando SE
(a)(d)(e)
.............. 2,782 224,108
17,658,624
Hong Kong — 2.3%
AIA Group Ltd. ............... 151,354 1,527,593
CK Asset Holdings Ltd. .......... 25,159 158,702
CK Infrastructure Holdings Ltd. ..... 9,000 57,341
CLP Holdings Ltd. ............. 20,783 210,008
Hang Lung Properties Ltd. ........ 27,000 55,541
Hang Seng Bank Ltd. ........... 9,574 175,315
Henderson Land Development Co. Ltd. 18,836 80,346
HK Electric Investments & HK Electric
Investments Ltd.
(b)(e)
.......... 35,000 34,338
HKT Trust & HKT Ltd.
(b)
.......... 50,100 67,318
Hong Kong & China Gas Co. Ltd. ... 140,220 218,710
Hong Kong Exchanges & Clearing Ltd. 15,007 877,669
Hongkong Land Holdings Ltd. ..... 13,800 71,755
Jardine Matheson Holdings Ltd. .... 2,800 153,965
Link REIT ................... 25,500 224,636
Melco Resorts & Entertainment Ltd.,
ADR
(a)
................... 2,311 23,526
MTR Corp. Ltd. ............... 20,000 107,361
New World Development Co. Ltd. ... 18,361 72,696
Power Assets Holdings Ltd. ....... 18,500 115,317
Sino Land Co. Ltd. ............. 37,311 46,458
Sun Hung Kai Properties Ltd. ...... 16,500 200,215
Swire Pacific Ltd., Class A ........ 6,500 36,972
Swire Properties Ltd. ........... 15,600 39,107
Techtronic Industries Co. Ltd. ...... 17,500 348,861
WH Group Ltd.
(d)(e)
............. 100,500 63,089
Wharf Real Estate Investment Co. Ltd. 21,953 111,549
Xinyi Glass Holdings Ltd. ........ 21,000 52,601
5,130,989
Ireland — 0.7%
CRH plc .................... 9,717 514,419
Flutter Entertainment plc
(a)
........ 2,126 336,575
Kerry Group plc, Class A ......... 2,031 262,031
Kingspan Group plc ............ 1,962 234,037
Smurfit Kappa Group plc ......... 3,082 169,869
1,516,931
Israel — 0.6%
Azrieli Group Ltd. .............. 564 53,812
Bank Hapoalim BM ............ 14,196 146,105
Bank Leumi Le-Israel BM ........ 18,004 193,111
Check Point Software Technologies
Ltd.
(a)(f)
................... 1,329 154,908
Elbit Systems Ltd. ............. 313 54,103
ICL Group Ltd. ................ 9,360 90,157
Israel Discount Bank Ltd., Class A
(a)
. 13,363 89,723
Kornit Digital Ltd.
(a)
............. 579 88,153
Mizrahi Tefahot Bank Ltd. ........ 1,858 71,553
Nice Ltd.
(a)
.................. 771 233,810
Teva Pharmaceutical Industries Ltd.,
ADR
(a)
................... 14,621 117,114
Wix.com Ltd.
(a)(f)
............... 700 110,453
1,403,002
Italy — 2.0%
Amplifon SpA ................ 1,578 84,909
Assicurazioni Generali SpA ....... 13,610 287,644
Security
Shares
Shares Value
Italy (continued)
Atlantia SpA
(a)
................ 6,193 $ 122,880
Davide Campari-Milano NV ....... 6,845 99,884
DiaSorin SpA ................ 323 61,450
Enel SpA ................... 102,279 817,832
Eni SpA .................... 31,481 437,516
Ferrari NV .................. 1,568 403,613
FinecoBank Banca Fineco SpA .... 7,920 138,699
Infrastrutture Wireless Italiane SpA
(d)(e)
4,226 51,245
Intesa Sanpaolo SpA ........... 207,497 535,949
Mediobanca Banca di Credito
Finanziario SpA ............. 7,311 83,934
Moncler SpA ................. 2,575 186,091
Nexi SpA
(a)(d)(e)
................ 5,591 88,597
Poste Italiane SpA
(d)(e)
........... 6,946 90,995
Prysmian SpA ................ 3,194 120,146
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 89,258
Snam SpA .................. 25,938 156,229
Telecom Italia SpA ............. 125,782 61,882
Terna - Rete Elettrica Nazionale .... 17,272 139,724
UniCredit SpA ................ 26,907 413,597
4,472,074
Japan — 22.4%
Advantest Corp. ............... 2,500 236,748
Aeon Co. Ltd. ................ 8,100 190,886
AGC, Inc. ................... 2,500 119,433
Aisin Seiki Co. Ltd. ............. 1,900 72,898
Ajinomoto Co., Inc. ............. 6,100 185,697
ANA Holdings, Inc.
(a)
............ 2,000 41,810
Asahi Group Holdings Ltd. ........ 5,800 225,787
Asahi Intecc Co. Ltd. ........... 2,800 60,154
Asahi Kasei Corp. ............. 15,700 147,900
Astellas Pharma, Inc. ........... 23,200 377,592
Azbil Corp. .................. 1,600 72,974
Bandai Namco Holdings, Inc. ...... 2,500 195,471
Benefit One, Inc. .............. 1,000 42,965
Bridgestone Corp. ............. 7,200 309,115
Brother Industries Ltd. .......... 3,000 57,824
Canon, Inc. .................. 12,700 309,800
Capcom Co. Ltd. .............. 2,200 51,813
Central Japan Railway Co. ....... 1,800 239,530
Chiba Bank Ltd. (The) ........... 6,300 36,039
Chubu Electric Power Co., Inc. ..... 8,100 85,556
Chugai Pharmaceutical Co. Ltd. .... 8,500 277,066
Concordia Financial Group Ltd. .... 14,300 51,931
Cosmos Pharmaceutical Corp. ..... 200 29,403
CyberAgent , Inc. .............. 5,200 86,683
Dai Nippon Printing Co. Ltd. ...... 2,700 67,950
Daifuku Co. Ltd. ............... 1,300 106,307
Dai-ichi Life Holdings, Inc. ........ 12,800 258,176
Daiichi Sankyo Co. Ltd. .......... 21,939 558,379
Daikin Industries Ltd. ........... 3,100 702,210
Daito Trust Construction Co. Ltd. ... 800 91,777
Daiwa House Industry Co. Ltd. ..... 7,200 206,921
Daiwa House REIT Investment Corp. 27 81,793
Daiwa Securities Group, Inc. ...... 18,500 104,395
Denso Corp. ................. 5,400 447,503
Dentsu Group, Inc. ............. 2,600 92,542
Disco Corp. .................. 400 122,261
East Japan Railway Co. ......... 3,800 233,607
Eisai Co. Ltd. ................ 3,000 170,303
ENEOS Holdings, Inc. .......... 39,550 147,751
FANUC Corp. ................ 2,400 510,149
Fast Retailing Co. Ltd. .......... 800 454,756
Fuji Electric Co. Ltd. ............ 1,600 87,405

BlackRock International Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Japan (continued)
FUJIFILM Holdings Corp. ........ 4,400 $ 326,191
Fujitsu Ltd. .................. 2,400 412,384
GLP J- Reit .................. 54 93,340
GMO Payment Gateway, Inc. ...... 500 62,263
Hakuhodo DY Holdings, Inc. ...... 3,100 51,584
Hamamatsu Photonics KK ........ 1,700 108,579
Hankyu Hanshin Holdings, Inc. ..... 3,000 85,256
Hikari Tsushin, Inc. ............. 200 30,802
Hino Motors Ltd. .............. 3,400 28,036
Hirose Electric Co. Ltd. .......... 435 73,106
Hitachi Construction Machinery Co. Ltd. 1,400 40,453
Hitachi Ltd. .................. 12,100 655,497
Hitachi Metals Ltd.
(a)
............ 2,900 53,734
Honda Motor Co. Ltd. ........... 20,500 583,240
Hoshizaki Corp. ............... 700 52,666
Hoya Corp. .................. 4,600 682,602
Hulic Co. Ltd. ................ 4,700 44,695
Ibiden Co. Ltd. ................ 1,300 77,201
Idemitsu Kosan Co. Ltd. ......... 2,425 61,885
Iida Group Holdings Co. Ltd. ...... 2,000 46,515
Inpex Corp. .................. 13,600 118,260
Isuzu Motors Ltd. .............. 7,300 90,859
Ito En Ltd. ................... 700 36,780
ITOCHU Corp. ............... 14,600 446,671
Itochu Techno-Solutions Corp. ..... 1,300 41,818
Japan Airlines Co. Ltd.
(a)
......... 1,500 28,475
Japan Exchange Group, Inc. ...... 6,300 138,029
Japan Metropolitan Fund Invest .... 88 75,812
Japan Post Bank Co. Ltd. ........ 5,400 49,500
Japan Post Holdings Co. Ltd.
(a)
..... 30,700 239,161
Japan Post Insurance Co. Ltd. ..... 2,300 36,947
Japan Real Estate Investment Corp. . 15 85,149
Japan Tobacco, Inc. ............ 15,000 302,879
JFE Holdings, Inc. ............. 6,500 82,927
JSR Corp. .................. 2,600 98,809
Kajima Corp. ................. 5,200 59,761
Kakaku.com, Inc. .............. 1,800 48,120
Kansai Electric Power Co., Inc. (The) 8,400 78,515
Kansai Paint Co. Ltd. ........... 2,400 52,190
Kao Corp. ................... 5,900 309,009
KDDI Corp. .................. 20,200 590,723
Keio Corp. .................. 1,200 52,947
Keisei Electric Railway Co. Ltd. .... 1,700 45,989
Keyence Corp. ............... 2,456 1,544,230
Kikkoman Corp. ............... 1,900 160,001
Kintetsu Group Holdings Co. Ltd.
(a)
.. 2,100 58,705
Kirin Holdings Co. Ltd. .......... 10,400 167,511
Kobayashi Pharmaceutical Co. Ltd. .. 600 47,194
Kobe Bussan Co. Ltd. ........... 1,600 61,948
Koei Tecmo Holdings Co. Ltd. ..... 780 30,626
Koito Manufacturing Co. Ltd. ...... 1,200 63,557
Komatsu Ltd. ................ 10,800 252,569
Konami Holdings Corp. .......... 1,200 57,599
Kose Corp. .................. 400 45,377
Kubota Corp. ................ 13,000 289,069
Kurita Water Industries Ltd. ....... 1,300 61,631
Kyocera Corp. ................ 4,100 256,357
Kyowa Kirin Co. Ltd. ............ 3,500 95,430
Lasertec Corp. ............... 1,000 306,302
Lawson, Inc. ................. 700 33,215
Lion Corp. .................. 3,000 40,104
Lixil Corp. ................... 3,500 93,369
M3, Inc. .................... 5,600 282,360
Makita Corp. ................. 2,700 114,614
Marubeni Corp. ............... 19,700 191,937
Security
Shares
Shares Value
Japan (continued)
Mazda Motor Corp.
(a)
........... 7,600 $ 58,314
McDonald's Holdings Co. Japan Ltd. . 900 39,830
Medipal Holdings Corp. .......... 2,300 43,113
MEIJI Holdings Co. Ltd. ......... 1,500 89,541
Mercari , Inc.
(a)
................ 1,300 66,141
MINEBEA MITSUMI, Inc. ........ 4,600 130,703
MISUMI Group, Inc. ............ 3,400 139,679
Mitsubishi Chemical Holdings Corp. . 15,800 117,194
Mitsubishi Corp. ............... 15,900 504,874
Mitsubishi Electric Corp. ......... 22,900 290,671
Mitsubishi Estate Co. Ltd. ........ 15,000 208,087
Mitsubishi Gas Chemical Co., Inc. .. 2,200 37,293
Mitsubishi HC Capital, Inc. ........ 8,300 41,065
Mitsubishi Heavy Industries Ltd. .... 4,000 92,482
Mitsubishi UFJ Financial Group, Inc. . 154,260 839,526
Mitsui & Co. Ltd. .............. 19,500 462,109
Mitsui Chemicals, Inc. ........... 2,400 64,513
Mitsui Fudosan Co. Ltd. ......... 11,400 225,957
Miura Co. Ltd. ................ 1,100 37,868
Mizuho Financial Group, Inc. ...... 30,370 385,737
MonotaRO Co. Ltd. ............ 3,000 53,958
MS&AD Insurance Group Holdings, Inc. 5,600 172,437
Murata Manufacturing Co. Ltd. ..... 7,100 566,313
NEC Corp. .................. 3,200 147,967
Nexon Co. Ltd. ............... 5,900 114,084
NGK Insulators Ltd. ............ 2,900 49,083
Nidec Corp. ................. 5,600 662,449
Nihon M&A Center Holdings, Inc. ... 3,800 93,211
Nintendo Co. Ltd. .............. 1,500 701,786
Nippon Building Fund, Inc. ........ 19 110,668
Nippon Express Co. Ltd.
(c)
........ 1,000 59,022
Nippon Paint Holdings Co. Ltd. ..... 9,500 103,748
Nippon Prologis REIT, Inc. ........ 27 95,438
Nippon Sanso Holdings Corp. ..... 1,700 37,184
Nippon Shinyaku Co. Ltd. ........ 600 41,781
Nippon Steel Corp. ............. 10,800 176,429
Nippon Telegraph & Telephone Corp. 16,200 443,042
Nippon Yusen KK .............. 2,000 152,506
Nissan Chemical Corp. .......... 1,500 87,240
Nissan Motor Co. Ltd.
(a)
.......... 28,700 138,235
Nisshin Seifun Group, Inc. ........ 2,600 37,509
Nissin Foods Holdings Co. Ltd. .... 800 58,387
Nitori Holdings Co. Ltd. .......... 1,000 149,572
Nitto Denko Corp. ............. 1,700 131,329
Nomura Holdings, Inc. .......... 37,900 165,079
Nomura Real Estate Holdings, Inc. .. 1,200 27,650
Nomura Real Estate Master Fund, Inc. 52 73,182
Nomura Research Institute Ltd. .... 4,110 175,706
NTT Data Corp. ............... 7,700 165,174
Obayashi Corp. ............... 8,600 66,558
Obic Co. Ltd. ................. 900 168,434
Odakyu Electric Railway Co. Ltd. ... 3,500 65,070
Oji Holdings Corp. ............. 9,600 46,513
Olympus Corp. ............... 13,800 317,776
Omron Corp. ................. 2,400 239,154
Ono Pharmaceutical Co. Ltd. ...... 4,700 116,820
Open House Group Co. Ltd. ...... 1,000 52,257
Oracle Corp. Japan ............ 500 37,987
Oriental Land Co. Ltd. .......... 2,500 421,568
ORIX Corp. .................. 15,400 314,286
Orix JREIT, Inc. ............... 31 48,461
Osaka Gas Co. Ltd. ............ 5,000 82,696
Otsuka Corp. ................ 1,400 66,756
Otsuka Holdings Co. Ltd. ........ 4,900 178,267
Pan Pacific International Holdings Corp. 5,300 73,054

2021
BlackRock Annual Report to Shareholders
BlackRock International Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Japan (continued)
Panasonic Corp. .............. 27,600 $ 303,401
Persol Holdings Co. Ltd. ......... 2,400 69,776
Pola Orbis Holdings, Inc. ......... 1,200 19,999
Rakuten Group, Inc. ............ 10,400 104,346
Recruit Holdings Co. Ltd. ........ 17,000 1,034,547
Renesas Electronics Corp.
(a)
...... 15,800 196,247
Resona Holdings, Inc. .......... 25,300 98,320
Ricoh Co. Ltd. ................ 8,900 82,958
Rinnai Corp. ................. 400 36,098
Rohm Co. Ltd. ................ 1,100 100,066
Ryohin Keikaku Co. Ltd. ......... 3,000 45,744
Santen Pharmaceutical Co. Ltd. .... 4,400 53,719
SBI Holdings, Inc. ............. 2,945 80,326
SCSK Corp. ................. 2,100 41,795
Secom Co. Ltd. ............... 2,700 187,613
Seiko Epson Corp. ............. 3,700 66,639
Sekisui Chemical Co. Ltd. ........ 5,000 83,621
Sekisui House Ltd. ............. 7,800 167,823
Seven & i Holdings Co. Ltd. ....... 9,340 410,848
SG Holdings Co. Ltd. ........... 4,200 98,483
Sharp Corp. ................. 2,300 26,414
Shimadzu Corp. ............... 3,100 130,938
Shimano, Inc. ................ 1,000 266,319
Shimizu Corp. ................ 7,300 45,263
Shin-Etsu Chemical Co. Ltd. ...... 4,400 763,732
Shionogi & Co. Ltd. ............ 3,300 232,143
Shiseido Co. Ltd. .............. 4,900 273,354
Shizuoka Bank Ltd. (The) ........ 5,700 40,692
SMC Corp. .................. 800 540,686
SoftBank Corp. ............... 35,800 452,175
SoftBank Group Corp. .......... 15,100 723,897
Sohgo Security Services Co. Ltd. ... 900 35,762
Sompo Holdings, Inc. ........... 4,100 172,912
Sony Corp. .................. 15,800 1,995,197
Square Enix Holdings Co. Ltd. ..... 1,000 51,300
Stanley Electric Co. Ltd. ......... 1,800 45,193
Subaru Corp. ................ 7,800 139,369
SUMCO Corp. ................ 4,200 85,524
Sumitomo Chemical Co. Ltd. ...... 17,900 84,413
Sumitomo Corp. .............. 14,200 210,151
Sumitomo Dainippon Pharma Co. Ltd. 2,100 24,229
Sumitomo Electric Industries Ltd. ... 9,200 120,069
Sumitomo Metal Mining Co. Ltd. .... 3,100 117,411
Sumitomo Mitsui Financial Group, Inc. 16,200 553,186
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 137,097
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 112,027
Suntory Beverage & Food Ltd. ..... 1,800 65,183
Suzuki Motor Corp. ............ 4,600 177,389
Sysmex Corp. ................ 2,100 283,461
T&D Holdings, Inc. ............. 6,400 81,765
Taisei Corp. ................. 2,500 76,025
Taisho Pharmaceutical Holdings Co.
Ltd. ..................... 500 23,080
Takeda Pharmaceutical Co. Ltd. .... 19,971 545,374
TDK Corp. .................. 4,800 187,324
Terumo Corp. ................ 8,100 342,149
TIS, Inc. .................... 2,900 86,235
Tobu Railway Co. Ltd. ........... 2,500 57,050
Toho Co. Ltd. ................ 1,500 64,189
Tokio Marine Holdings, Inc. ....... 7,800 434,223
Tokyo Century Corp. ............ 400 19,417
Tokyo Electric Power Co. Holdings,
Inc.
(a)
.................... 19,200 49,636
Tokyo Electron Ltd. ............ 1,900 1,093,588
Security
Shares
Shares Value
Japan (continued)
Tokyo Gas Co. Ltd. ............ 4,800 $ 86,162
Tokyu Corp. ................. 6,600 87,738
TOPPAN, Inc. ................ 3,300 61,927
Toray Industries, Inc. ........... 16,800 99,534
Toshiba Corp. ................ 5,000 205,742
Tosoh Corp. ................. 3,500 51,998
TOTO Ltd. .................. 1,700 78,434
Toyo Suisan Kaisha Ltd. ......... 1,000 42,398
Toyota Industries Corp. .......... 1,900 151,987
Toyota Motor Corp. ............ 133,000 2,458,185
Toyota Tsusho Corp. ............ 2,800 129,071
Trend Micro, Inc. .............. 1,600 88,826
Tsuruha Holdings, Inc. .......... 500 48,009
Unicharm Corp. ............... 5,100 221,887
USS Co. Ltd. ................. 2,900 45,309
Welcia Holdings Co. Ltd. ......... 1,200 37,480
West Japan Railway Co. ......... 2,700 112,922
Yakult Honsha Co. Ltd. .......... 1,600 83,471
Yamaha Corp. ................ 1,600 78,937
Yamaha Motor Co. Ltd. .......... 3,700 88,871
Yamato Holdings Co. Ltd. ........ 3,700 86,919
Yaskawa Electric Corp. .......... 2,900 142,290
Yokogawa Electric Corp. ......... 3,000 54,148
Z Holdings Corp. .............. 33,400 192,718
ZOZO, Inc. .................. 1,400 43,652
49,069,372
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 65,528
Luxembourg — 0.2%
ArcelorMittal SA ............... 8,367 268,402
Eurofins Scientific SE ........... 1,690 209,377
477,779
Macau — 0.1%
(a)
Galaxy Entertainment Group Ltd. ... 28,000 145,253
Sands China Ltd. .............. 30,400 70,552
215,805
Netherlands — 5.4%
ABN AMRO Bank NV, CVA
(d)(e)
..... 5,581 82,039
Adyen NV
(a)(d)(e)
............... 249 653,626
Aegon NV ................... 23,684 117,746
Akzo Nobel NV ............... 2,373 260,710
Argenx SE
(a)
................. 570 202,697
ASM International NV ........... 595 262,644
ASML Holding NV ............. 5,193 4,159,701
Euronext NV
(d)(e)
............... 1,072 111,449
EXOR NV ................... 1,319 118,074
Heineken Holding NV ........... 1,432 132,037
Heineken NV ................ 3,261 366,992
IMCD NV ................... 713 157,575
ING Groep NV ................ 49,047 681,901
JDE Peet's NV
(a)
.............. 1,309 40,516
Koninklijke Ahold Delhaize NV ..... 13,200 452,976
Koninklijke DSM NV ............ 2,201 495,679
Koninklijke KPN NV ............ 41,295 128,349
Koninklijke Philips NV ........... 11,517 426,263
NN Group NV ................ 3,317 179,384
Randstad NV ................ 1,393 95,027
Royal Dutch Shell plc, Class A
(f)
.... 51,419 1,126,817
Royal Dutch Shell plc, Class B ..... 46,550 1,022,079
Universal Music Group NV ....... 8,983 253,429
Wolters Kluwer NV ............. 3,324 391,238
11,918,948

BlackRock International Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
New Zealand — 0.3%
Auckland International Airport Ltd.
(a)
. 15,598 $ 82,105
Fisher & Paykel Healthcare Corp. Ltd. 7,121 159,536
Mercury NZ Ltd. ............... 8,325 34,877
Meridian Energy Ltd. ........... 17,039 56,557
Ryman Healthcare Ltd. .......... 5,318 44,593
Spark New Zealand Ltd. ......... 21,630 66,891
Xero Ltd.
(a)
.................. 1,667 170,633
615,192
Norway — 0.6%
Aker BP ASA ................. 1,577 48,491
DNB Bank ASA ............... 11,369 260,051
Equinor ASA ................. 12,472 330,250
Gjensidige Forsikring ASA ........ 2,659 64,510
Mowi ASA ................... 5,540 131,114
Norsk Hydro ASA .............. 15,926 125,315
Orkla ASA ................... 9,790 98,131
Schibsted ASA, Class A ......... 958 36,935
Schibsted ASA, Class B ......... 1,303 43,944
Telenor ASA ................. 8,961 140,858
1,279,599
Poland — 0.0%
InPost SA
(a)
.................. 2,525 30,466
Portugal — 0.2%
EDP - Energias de Portugal SA .... 34,499 189,514
Galp Energia SGPS SA ......... 6,665 64,671
Jeronimo Martins SGPS SA ....... 3,347 76,592
330,777
Russia — 0.1%
Coca-Cola HBC AG
(a)
........... 2,617 90,615
Evraz plc ................... 6,748 55,170
145,785
Saudi Arabia — 0.1%
Delivery Hero SE
(a)(d)(e)
.......... 2,084 230,679
Singapore — 1.2%
Ascendas REIT ............... 38,690 84,769
CapitaLand Integrated Commercial
Trust .................... 63,356 95,856
Capitaland Investment Ltd.
(a)
...... 34,092 86,199
City Developments Ltd. .......... 5,431 27,478
DBS Group Holdings Ltd. ........ 22,867 553,815
Genting Singapore Ltd. .......... 80,400 46,247
Keppel Corp. Ltd. .............. 17,302 65,800
Mapletree Commercial Trust ...... 29,200 43,675
Mapletree Logistics Trust ........ 36,032 50,817
Oversea-Chinese Banking Corp. Ltd. 42,535 360,005
Singapore Airlines Ltd.
(a)
......... 18,000 66,740
Singapore Exchange Ltd. ........ 9,500 65,578
Singapore Technologies Engineering
Ltd. ..................... 20,781 57,994
Singapore Telecommunications Ltd. . 101,050 173,956
STMicroelectronics NV .......... 8,621 423,937
United Overseas Bank Ltd. ....... 15,059 300,754
UOL Group Ltd. ............... 5,646 29,719
Venture Corp. Ltd. ............. 3,600 48,920
2,582,259
South Africa — 0.3%
Anglo American plc ............ 16,339 672,060
Security
Shares
Shares Value
Spain — 2.3%
ACS Actividades de Construccion y
Servicios SA ............... 3,133 $ 83,529
Aena SME SA
(a)(d)(e)
............ 947 149,137
Amadeus IT Group SA
(a)
......... 5,665 383,318
Banco Bilbao Vizcaya Argentaria SA . 83,223 493,594
Banco Santander SA ........... 217,250 721,504
CaixaBank SA ................ 55,896 152,688
Cellnex Telecom SA
(d)(e)
.......... 6,442 373,170
EDP Renovaveis SA ............ 3,638 90,468
Enagas SA .................. 3,015 70,043
Endesa SA .................. 4,163 95,838
Ferrovial SA ................. 6,043 188,987
Grifols SA ................... 3,727 71,718
Iberdrola SA ................. 71,667 848,536
Industria de Diseno Textil SA ...... 13,510 435,698
Naturgy Energy Group SA ........ 2,431 79,069
Red Electrica Corp. SA .......... 5,673 122,675
Repsol SA .................. 18,161 215,083
Siemens Gamesa Renewable Energy
SA ..................... 2,788 66,209
Telefonica SA ................ 66,656 289,034
4,930,298
Sweden — 3.7%
Alfa Laval AB ................ 3,904 156,822
Assa Abloy AB, Class B ......... 12,770 389,242
Atlas Copco AB, Class A ......... 8,389 579,687
Atlas Copco AB, Class B ......... 4,858 285,360
Boliden AB .................. 3,348 129,098
Electrolux AB, Class B .......... 2,964 71,787
Embracer Group AB
(a)
........... 7,028 74,560
Epiroc AB, Class A ............. 8,142 205,877
Epiroc AB, Class B ............. 5,148 108,866
EQT AB .................... 3,709 201,065
Essity AB, Class B ............. 7,695 251,048
Evolution AB
(d)(e)
............... 2,144 303,035
Fastighets AB Balder, Class B
(a)
.... 1,283 92,330
Getinge AB, Class B ............ 2,861 124,689
H & M Hennes & Mauritz AB, Class B 9,219 180,896
Hexagon AB, Class B ........... 24,465 387,539
Husqvarna AB, Class B .......... 5,551 88,755
Industrivarden AB, Class A ....... 1,637 52,014
Industrivarden AB, Class C ....... 1,883 58,996
Investment AB Latour , Class B ..... 1,900 77,194
Investor AB, Class A ............ 6,238 164,107
Investor AB, Class B ............ 22,956 576,042
Kinnevik AB, Class B
(a)
.......... 2,905 103,283
L E Lundbergforetagen AB, Class B . 1,010 56,586
Lifco AB, Class B .............. 2,916 87,097
Lundin Energy AB ............. 2,489 89,063
Nibe Industrier AB, Class B ....... 17,994 271,888
Sagax AB, Class B ............. 2,014 67,746
Sandvik AB .................. 14,218 396,306
Securitas AB, Class B ........... 4,163 57,268
Sinch AB
(a)(d)(e)
................ 6,345 80,063
Skandinaviska Enskilda Banken AB,
Class A .................. 20,716 287,612
Skanska AB, Class B ........... 4,093 105,768
SKF AB, Class B .............. 4,613 109,096
Svenska Cellulosa AB SCA, Class B . 7,777 137,998
Svenska Handelsbanken AB, Class A 18,412 198,996
Swedbank AB, Class A .......... 11,445 229,997
Swedish Match AB ............. 20,290 161,076
Tele2 AB, Class B ............. 6,403 91,343
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 404,054

2021
BlackRock Annual Report to Shareholders
BlackRock International Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Sweden (continued)
Telia Co. AB ................. 33,556 $ 131,236
Volvo AB, Class A ............. 2,528 59,301
Volvo AB, Class B ............. 18,042 417,248
8,102,034
Switzerland — 10.2%
ABB Ltd. (Registered) ........... 20,834 794,042
Adecco Group AG (Registered) .... 2,047 104,310
Alcon, Inc. .................. 6,308 556,399
Bachem Holding AG (Registered),
Class B .................. 78 61,078
Baloise Holding AG (Registered) ... 592 96,622
Barry Callebaut AG (Registered) .... 45 109,244
Chocoladefabriken Lindt & Spruengli
AG ..................... 14 194,052
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 134,109
Cie Financiere Richemont SA
(Registered) ............... 6,583 983,730
Clariant AG (Registered) ......... 2,648 55,006
Credit Suisse Group AG (Registered) 33,157 321,478
EMS- Chemie Holding AG (Registered) 88 98,347
Geberit AG (Registered) ......... 449 365,995
Givaudan SA (Registered) ........ 118 619,100
Holcim Ltd.
(a)
................. 6,516 331,398
Julius Baer Group Ltd. .......... 2,750 183,899
Kuehne + Nagel International AG
(Registered) ............... 667 214,812
Logitech International SA (Registered) 2,185 183,295
Lonza Group AG (Registered) ..... 938 780,968
Nestle SA (Registered) .......... 35,365 4,937,566
Novartis AG (Registered) ........ 27,530 2,419,117
Partners Group Holding AG ....... 286 472,131
Roche Holding AG ............. 9,228 3,841,493
Schindler Holding AG ........... 508 136,362
Schindler Holding AG (Registered) .. 234 62,534
SGS SA (Registered) ........... 75 250,027
Sika AG (Registered) ........... 1,771 736,058
Sonova Holding AG (Registered) ... 696 271,995
Straumann Holding AG (Registered) . 128 270,668
Swatch Group AG (The) ......... 377 114,810
Swatch Group AG (The) (Registered) 685 40,050
Swiss Life Holding AG (Registered) .. 404 246,835
Swiss Prime Site AG (Registered) ... 947 92,965
Swisscom AG (Registered) ....... 329 185,597
Temenos AG (Registered) ........ 885 121,990
UBS Group AG (Registered) ...... 43,996 789,697
VAT Group AG
(d)(e)
............. 338 167,487
Vifor Pharma AG .............. 605 107,477
Zurich Insurance Group AG ....... 1,905 834,540
22,287,283
Taiwan — 0.2%
Sea Ltd., ADR
(a)(f)
.............. 1,723 385,452
United Kingdom — 12.0%
3i Group plc ................. 12,301 241,140
Abrdn plc
(f)
.................. 28,351 92,368
Admiral Group plc ............. 2,316 99,135
Ashtead Group plc ............. 5,620 453,054
Associated British Foods plc ...... 4,434 121,376
AstraZeneca plc .............. 19,433 2,269,181
Auto Trader Group plc
(d)(e)
........ 12,141 121,591
AVEVA Group plc .............. 1,463 67,506
Aviva plc ................... 48,823 272,148
BAE Systems plc .............. 41,115 306,603
Security
Shares
Shares Value
United Kingdom (continued)
Barclays plc ................. 213,150 $ 542,949
Barratt Developments plc ........ 12,384 125,753
Berkeley Group Holdings plc ...... 1,414 91,564
BP plc ..................... 251,680 1,127,683
British American Tobacco plc ...... 27,220 1,010,726
British Land Co. plc (The) ........ 11,235 81,132
BT Group plc
(a)
............... 109,839 252,685
Bunzl plc ................... 4,215 164,660
Burberry Group plc ............. 4,960 122,424
CK Hutchison Holdings Ltd. ....... 34,159 219,930
CNH Industrial NV ............. 12,504 241,755
Coca-Cola Europacific Partners plc
(f)
. 2,626 146,872
Compass Group plc
(a)
........... 22,354 503,271
Croda International plc .......... 1,754 240,248
DCC plc .................... 1,285 105,194
Diageo plc .................. 29,362 1,605,399
Entain plc
(a)
.................. 7,296 166,762
Experian plc ................. 11,682 575,407
GlaxoSmithKline plc ............ 63,282 1,377,824
Halma plc ................... 4,761 206,432
Hargreaves Lansdown plc ........ 4,262 78,319
HSBC Holdings plc ............ 256,515 1,549,162
Imperial Brands plc ............ 12,079 264,709
Informa plc
(a)
................. 19,097 133,709
InterContinental Hotels Group plc
(a)
.. 2,306 149,081
Intertek Group plc ............. 2,023 154,329
J Sainsbury plc ............... 20,732 77,495
JD Sports Fashion plc
(a)
......... 32,430 95,620
Johnson Matthey plc ........... 2,312 64,246
Just Eat Takeaway.com NV
(a)(d)(e)
.... 2,264 123,005
Kingfisher plc ................ 26,020 119,685
Land Securities Group plc ........ 9,146 96,527
Legal & General Group plc ....... 73,837 298,176
Lloyds Banking Group plc ........ 888,339 576,881
London Stock Exchange Group plc .. 4,099 385,594
M&G plc .................... 33,500 90,628
Melrose Industries plc ........... 53,740 116,873
National Grid plc .............. 45,242 652,358
NatWest Group plc ............. 72,604 222,336
Next plc .................... 1,718 190,016
Ocado Group plc
(a)(f)
............ 6,321 143,811
Pearson plc ................. 9,180 76,155
Persimmon plc ............... 4,139 160,424
Phoenix Group Holdings plc ...... 8,217 72,737
Prudential plc ................ 32,831 567,742
Reckitt Benckiser Group plc ....... 9,004 775,097
RELX plc ................... 24,248 791,623
Rentokil Initial plc
(f)
............. 23,374 185,023
Rolls-Royce Holdings plc
(a)
....... 107,406 179,275
Sage Group plc (The) ........... 13,453 155,664
Schroders plc ................ 1,440 69,505
Segro plc ................... 14,984 291,615
Severn Trent plc .............. 3,146 125,626
Smith & Nephew plc ............ 11,036 192,604
Smiths Group plc .............. 4,753 101,739
Spirax-Sarco Engineering plc ...... 917 199,567
SSE plc .................... 12,985 290,282
St. James's Place plc ........... 6,981 159,531
Standard Chartered plc .......... 32,698 198,830
Taylor Wimpey plc ............. 45,830 109,265
Tesco plc ................... 96,771 380,995
Unilever plc .................. 32,664 1,751,563
United Utilities Group plc ......... 8,430 124,388
Vodafone Group plc ............ 350,876 528,502
Whitbread plc
(a)
............... 2,676 108,853

BlackRock International Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
United Kingdom (continued)
WPP plc .................... 14,848 $ 226,101
26,358,038
United States — 1.5%
CyberArk Software Ltd.
(a)(f)
........ 497 86,120
Ferguson plc ................. 2,817 500,375
Fiverr International Ltd.
(a)
......... 366 41,614
Inmode Ltd.
(a)
................ 621 43,830
James Hardie Industries plc, CDI ... 5,744 231,209
QIAGEN NV
(a)
................ 2,837 157,313
Schneider Electric SE ........... 6,763 1,329,576
Stellantis NV ................. 25,654 485,511
Swiss Re AG ................. 3,806 375,704
Tenaris SA .................. 6,279 65,534
3,316,786
Total Common Stocks — 98.6%
(Cost: $177,915,480) ............................. 215,993,140
Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG
(Preference) ............... 733 60,785
Fuchs Petrolub SE (Preference) .... 924 41,755
Henkel AG & Co. KGaA (Preference) 2,243 180,990
Security
Shares
Shares Value
Germany (continued)
Porsche Automobil Holding SE
(Preference) ............... 1,910 $ 180,329
Sartorius AG (Preference) ........ 331 223,869
Volkswagen AG (Preference) ...... 2,370 476,093
1,163,821
Total Preferred Stocks — 0.5%
(Cost: $676,753) ................................ 1,163,821
Total Long-Term Investments — 99.1%
(Cost: $178,592,233) ............................. 217,156,961
Short-Term Securities — 1.1%
(g)(h)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00% ...... 347,239 347,239
SL Liquidity Series, LLC, Money Market
Series, 0.15%
( i )
............. 1,993,305 1,993,737
Total Short-Term Securities — 1.1%
(Cost: $2,340,976) .............................. 2,340,976
Total Investments — 100.2%
(Cost: $180,933,209) ............................. 219,497,937
Liabilities in Excess of Other Assets — (0.2)% ............ (447,311)
Net Assets — 100.0% .............................. $ 219,050,626
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
All or a portion of this security is on loan.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 207,683 $ 139,556 $ — $ — $ — $ 347,239 347,239 $ 14 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 6,379,240 — (4,385,225) (453) 175 1,993,737 1,993,305 12,667
(b)
—
$ (453) $ 175 $ 2,340,976 $ 12,681 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2021
BlackRock Annual Report to Shareholders
BlackRock International Index V.I. Fund
14
Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ...................................................... 2 03/10/22 $ 250 $ 4,071
SPI 200 Index ............................................................ 1 03/17/22 134 2,709
EURO STOXX 50 Index ..................................................... 10 03/18/22 487 16,305
FTSE 100 Index .......................................................... 5 03/18/22 496 6,263
$ 29,348
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 29,348 $ — $ — $ — $ 29,348
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 246,051 $ — $ — $ — $ 246,051
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — 12,188 — — — 12,188
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,587,219

BlackRock International Index V.I. Fund
Schedule of Investments
15
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 17,004,424 $ 3 $ 17,004,427
Austria .............................................. — 669,144 — 669,144
Belgium ............................................. — 1,725,170 — 1,725,170
Brazil ............................................... — 107,239 — 107,239
Chile ............................................... — 88,172 — 88,172
China ............................................... 27,366 1,445,477 — 1,472,843
Denmark ............................................. — 5,868,260 — 5,868,260
Finland .............................................. — 2,728,098 — 2,728,098
France .............................................. 186,893 22,947,134 — 23,134,027
Germany ............................................ 196,714 17,461,910 — 17,658,624
Hong Kong ........................................... 113,405 5,017,584 — 5,130,989
Ireland .............................................. — 1,516,931 — 1,516,931
Israel ............................................... 470,628 932,374 — 1,403,002
Italy ................................................ — 4,472,074 — 4,472,074
Japan ............................................... — 49,010,350 59,022 49,069,372
Jordan .............................................. — 65,528 — 65,528
Luxembourg .......................................... — 477,779 — 477,779
Macau .............................................. — 215,805 — 215,805
Netherlands ........................................... 381,778 11,537,170 — 11,918,948
New Zealand .......................................... — 615,192 — 615,192
Norway .............................................. 43,944 1,235,655 — 1,279,599
Poland .............................................. 30,466 — — 30,466
Portugal ............................................. 76,592 254,185 — 330,777
Russia .............................................. — 145,785 — 145,785
Saudi Arabia .......................................... — 230,679 — 230,679
Singapore ............................................ — 2,582,259 — 2,582,259
South Africa ........................................... — 672,060 — 672,060
Spain ............................................... — 4,930,298 — 4,930,298
Sweden ............................................. — 8,102,034 — 8,102,034
Switzerland ........................................... 328,161 21,959,122 — 22,287,283
Taiwan .............................................. 385,452 — — 385,452
United Kingdom ........................................ 146,872 26,211,166 — 26,358,038
United States .......................................... 171,564 3,145,222 — 3,316,786
Preferred Securities ....................................... — 1,163,821 — 1,163,821
Short-Term Securities ....................................... 347,239 — — 347,239
$ 2,907,074 $ 214,538,101 $ 59,025 $ 217,504,200
Investments valued at NAV
(a)
...................................... 1,993,737
$ —
$ 219,497,937
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ — $ 29,348 $ — $ 29,348
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2021
2021
BlackRock Annual Report to Shareholders
16
BlackRock
International Index
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 217,156,961
Investments, at value — affiliated
(c)
......................................................................................... 2,340,976
Cash pledged: –
Futures contracts .................................................................................................... 96,627
Foreign currency, at value
(d)
.............................................................................................. 810,559
Receivables: –
Investments sold .................................................................................................... 1,039
Securities lending income — affiliated ...................................................................................... 1,057
Capital shares sold ................................................................................................... 79,612
Dividends — affiliated ................................................................................................. 2
Dividends — unaffiliated ............................................................................................... 755,558
Variation margin on futures contracts ....................................................................................... 364
Prepaid expenses ..................................................................................................... 1,475
Total assets .........................................................................................................
221,244,230
LIABILITIES
Collateral on securities loaned ............................................................................................. 1,993,140
Payables: –
Accounting services fees ............................................................................................... 13,820
Capital shares redeemed ............................................................................................... 9
Custodian fees ...................................................................................................... 25,105
Distribution fees ..................................................................................................... 69
Investment advisory fees .............................................................................................. 14,511
Directors' and Officer's fees ............................................................................................. 63
Other affiliate fees ................................................................................................... 504
Pricing fees ........................................................................................................ 42,984
Printing and postage fees .............................................................................................. 11,702
Professional fees .................................................................................................... 45,204
Transfer agent fees .................................................................................................. 35,364
Variation margin on futures contracts ....................................................................................... 5,451
Other accrued expenses ............................................................................................... 5,678
Total liabilities ........................................................................................................
2,193,604
NET ASSETS ........................................................................................................
$ 219,050,626
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 186,483,332
Accumulated earnings .................................................................................................. 32,567,294
NET ASSETS ........................................................................................................
$ 219,050,626
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 178,592,233
(b)
  Securities loaned, at value .............................................................................................. $ 1,954,629
(c)
  Investments, at cost — affiliated .......................................................................................... $ 2,340,976
(d)
  Foreign currency, at cost ............................................................................................... $ 807,192
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
17
Financial Statements
See notes to financial statements.
BlackRock
International Index
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 218,702,142
Shares outstanding .................................................................................................
20,443,915
Net asset value ....................................................................................................
$ 10.70
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 348,484
Shares outstanding .................................................................................................
32,637
Net asset value ....................................................................................................
$ 10.68
Shares authorized ..................................................................................................
10 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders
18
See notes to financial statements.
BlackRock
International Index
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 14
Dividends — unaffiliated ............................................................................................... 6,049,650
Securities lending income — affiliated — net ................................................................................. 12,667
Foreign taxes withheld ................................................................................................ (333,057)
Total investment income .................................................................................................
5,729,274
EXPENSES
Investment advisory .................................................................................................. 171,500
Transfer agent — class specific .......................................................................................... 111,950
Printing and postage ................................................................................................. 97,678
Professional ....................................................................................................... 81,698
Custodian ......................................................................................................... 56,747
Accounting services .................................................................................................. 56,336
Pricing ........................................................................................................... 47,403
Offering .......................................................................................................... 38,729
Directors and Officer ................................................................................................. 6,535
Transfer agent ...................................................................................................... 5,000
Distribution — class specific ............................................................................................ 339
Miscellaneous ...................................................................................................... 5,429
Total expenses .......................................................................................................
679,344
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (18,714)
Transfer agent fees reimbursed — class specific ............................................................................... (88,742)
Total expenses after fees waived and/or reimbursed ..............................................................................
571,888
Net investment income ..................................................................................................
5,157,386
REALIZED AND UNREALIZED GAIN (LOSS) $ 17,342,603
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (453)
Investments — unaffiliated ........................................................................................... (122,387)
Foreign currency transactions ......................................................................................... (31,542)
Futures contracts .................................................................................................. 246,051
A
91,669
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. 175
Investments — unaffiliated ........................................................................................... 17,293,833
Foreign currency translations .......................................................................................... (55,262)
Futures contracts .................................................................................................. 12,188
A
17,250,934
Net realized and unrealized gain ...........................................................................................
17,342,603
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 22,499,989

Statements of Changes in Net Assets
19
Financial Statements
See notes to financial statements.
BlackRock International Index V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,157,386 $ 3,779,344
Net realized gain (loss) .............................................................................. 91,669 (2,584,968)
Net change in unrealized appreciation (depreciation) .......................................................... 17,250,934 13,182,469
Net increase in net assets resulting from operations .............................................................
22,499,989 14,376,845
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income :
  Class I ........................................................................................ (7,202,399) (3,860,018)
  Class III ....................................................................................... (10,827) —
Return of capital:
  Class I ........................................................................................ (54,175) —
  Class III ....................................................................................... (81) —
Decrease in net assets resulting from distributions to shareholders ...................................................
(7,267,482) (3,860,018)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
1,241,785 (4,306,715)
NET ASSETS
Total increase in net assets ............................................................................. 16,474,292 6,210,112
Beginning of year .................................................................................... 202,576,334 196,366,222
End of year ........................................................................................
$ 219,050,626 $ 202,576,334
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
20
BlackRock International Index V.I. Fund
(a)
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.95 $ 9.39 $ 7.98 $ 14.28 $ 11.84
Net investment income
(b)
.....................................
0.26 0.19 0.28 0.42 0.36
Net realized and unrealized gain (loss) ............................
0.86 0.56 1.45 (2.40) 2.65
Net increase (decrease) from investment operations ....................
1.12 0.75 1.73 (1.98) 3.01
Distributions
(c)
– – – – –
From net investment income ..................................
(0.37) (0.19) (0.31) (0.64) (0.40)
From net realized gain .......................................
— — (0.01) (3.68) (0.17)
Return of capital ...........................................
(0.00)
(d)
— — — —
Total distributions ...........................................
(0.37) (0.19) (0.32) (4.32) (0.57)
Net asset value, end of year ...................................
$ 10.70 $ 9.95 $ 9.39 $ 7.98 $ 14.28
Total Return
(e)
11.30% — — — —
Based on net asset value ......................................
11.30% 8.03% 21.58% (13.70)% 25.40%
Ratios to Average Net Assets
(f)
Total expenses .............................................
0.32% 0.43% 0.39% 0.31%
(g)
0.26%
Total expenses after fees waived and/or reimbursed ....................
0.27% 0.27% 0.27% 0.24%
(g)
0.26%
(h)
Net investment income .......................................
2.41% 2.14% 3.13% 3.00% 2.69%
Supplemental Data
Net assets, end of year (000) ....................................
$ 218,702 $ 202,576 $ 196,366 $ 170,629 $ 334,241
Portfolio turnover rate ........................................
4% 5% 3% 4% 4%
(a)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the "Predecessor Fund"), a series of State Farm Variable
Product Trust, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.27%
and 0.24%, respectively.
(h)
The expense ratio includes the effect of expense reimbursements that are less than 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
21
Financial Highlights
BlackRock
International Index
V.I. Fund
Class III
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period ........................................................................................
$ 10.26
Net investment income
(b)
................................................................................................
0.15
Net realized and unrealized gain ...........................................................................................
0.63
Net increase from investment operations .......................................................................................
0.78
Distributions
(c)
–
From net investment income .............................................................................................
(0.35)
Return of capital ......................................................................................................
(0.01)
Total distributions ......................................................................................................
(0.36)
Net asset value, end of period .............................................................................................
$ 10.68
Total Return
(d)
7.65%
Based on net asset value .................................................................................................
7.65%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................................................
0.50%
(g)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.49%
(g)
Net investment income ..................................................................................................
1.59%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 348
Portfolio turnover rate ...................................................................................................
4%
(h)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders
22
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
Index V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
Class III Shares commenced operations on February 9, 2021.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP .
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
24
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: T he Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
For the year ended December 31, 2021, the Fund reimbursed the Manager $687 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the class specific distribution fees borne directly by Class III were $339.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 54,767 $ (54,767) $ — $ —
Credit Suisse Securities (USA) LLC .................... 111,860 (111,860) — —
Goldman Sachs & Co. LLC .......................... 1,503,901 (1,503,901) — —
J . P . Morgan Securities LLC .......................... 74,932 (74,932) — —
State Street Bank & Trust Co. ........................ 209,169 (209,169) — —
$ 1,954,629 $ (1,954,629) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
26
depending on share class and/or net assets of Fund shareholders serviced by the Service Organizatio ns which is shown as transfer agent – class specific. For the year ended
December 31, 2021, the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year  ended December 31, 2021, the class specific transfer agent fees borne directly by Class I were $111,950 .
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the
1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 202 1 , the amount waived was $44 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, the Manager waived and/or reimbursed investment advisory fees of $18,670 and $83,910, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed —
class specific, respectively, in the Statement of Operations.
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, h as more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will be terminated.
Class I ............................................................................................................. 0.05%
Class III ............................................................................................................ 0.05
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock International Index V.I. Fund
Class I .......................................................................................................... $ 4,832
Class I ............................................................................................................. 0.27%
Class III ............................................................................................................ 0.52

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
As of December 31, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
December 31, 2021:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended
December 31, 2021, the Fund paid BIM $2,566 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the "Order") from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year ended December 31, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were $9,176,551 and $9,042,249, respectively.
Expiring December 31,
2022 2023
Fund Level ........................................................................................ $ 182,357 $ 18,670
Class I ........................................................................................... 94,842 88,742
Fund Level ............................................................................................................... $ 170,201
Class I .................................................................................................................. 59,383
Purchases ............................................................................................................... $ 1,040,023
Sales ................................................................................................................... 1,749,316
Net Realized Gain .......................................................................................................... 302,411

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
28
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
(a)
Subject to limitation, amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the classification of investments and the timing and recognition of partnership income.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
Fund Name Paid-in Capital
Accumulated Earnings
(Loss)
BlackRock International Index V.I. Fund ............................................................ $ (38,729) $ 38,729
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock International Index V.I. Fund
Ordinary income ............................................................................................ $ 7,213,226 $ 3,860,018
R eturn of capital ............................................................................................ 54,256 —
$ 7,267,482 $ 3,860,018
Fund Name
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
BlackRock International Index V.I. Fund .............................................
$ (3,109,759) $ 35,793,318 $ (116,265) $ 32,567,294
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International Index V.I. Fund .................................. $ 183,728,271 $ 85,444,589 $ (49,669,182) $ 35,775,407

Notes to Financial Statements
(continued)
29
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
30
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
Period from February 09, 2021 (commencement of operations) to December 31, 2021 for Class III.
As of December 31, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International Index V.I. Fund
Class I
Shares sold .............................................
439,634 $ 4,709,657 364,984 $ 3,134,817
Shares issued in reinvestment of distributions ........................
690,111 7,256,285 389,099 3,859,866
Shares redeemed .........................................
(1,036,306) (11,078,090) (1,309,269) (11,301,398)
93,439 $ 887,852 (555,186) $ (4,306,715)
Class III
(a)
Shares sold .............................................
31,853 $ 345,793 — $ —
Shares issued in reinvestment of distributions ........................
974 10,211 — —
Shares redeemed .........................................
(190) (2,071) — —
32,637 $ 353,933 — $ —
126,076 $ 1,241,785 (555,186) $ (4,306,715)
Class I .......................................................................................................... 790
Class III ......................................................................................................... 1,949

Report of Independent Registered Public Accounting Firm
31
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock International Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock International Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The financial highlights for the year ended December 31, 2017 of the Fund were audited by other auditors whose report dated February 23, 2018, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
32
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock International V.I. Fund
Investment Objective
BlackRock International V.I. Fund’s (the “Fund”) investment objective is long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund outperformed its benchmark, the MSCI All Country World Index ex-U.S.
What factors influenced performance?
At the sector level, the most significant contribution to the Fund's relative performance came from stock selection within the consumer discretionary and industrials sectors, as well as the Fund's limited exposure to the real estate sector. Among individual stocks, Recruit Holdings Co. Ltd. and Sony Group Corp. in Japan and Koninklijke DSM NV
in the Netherlands were among the top relative contributors. Recruit Holdings performed well as the tight labor market forced enterprise customers to invest heavily to attract and retain talent, benefiting the company's Indeed.com job search website. Sony released strong financial results with notable surprises in its digital media and imaging sensor divisions, prompting management to upgrade future operating income guidance. DSM delivered stronger earnings than expected, helped by volume growth in human and animal nutrition as the company continued its transition toward becoming a pure nutrition business.
Conversely, underweight exposures and stock selection in the information technology ("IT") and financial sectors, as well as stock selection in communication services, detracted the most from relative performance. At the individual stock level, LG Chem Ltd.in South Korea, Banco do Brasil SA in Brazil, and BASE, Inc. in Japan were the primary detractors. LG Chem struggled following further reports of electric-vehicle battery fires from Jaguar, following earlier issues with the GM Bolt that it had already rectified. Shares of Banco do Brasil suffered from the continued impact of the COVID-19 pandemic in Brazil as well as from political interference that led to a change in management. BASE weakened following valuation concerns and competitive pressures from rival Mercari that prompted downgrades from stock analysts.
Describe recent portfolio activity.
The largest change to the Fund's positioning was a substantial increase in exposure in the materials sector, moving from underweight to significantly overweight. This largely stemmed from the addition of German specialty chemicals company Covestro AG, French industrial gas specialist L'Air Liquide SA, and mining giant Rio Tinto Group to the portfolio. The Fund also boosted its exposure to energy by initiating a position in oilfield services company Baker Hughes Co.
By contrast, the Fund finished the period underweight by a greater extent to the consumer staples sector than at the beginning of the period, driven by exiting the Fund's position in global snack-food company Mondelez International Inc. and personal products company Unilever plc. Lastly, the Fund also reduced its exposure to communication services through the sale of Bharti Airtel Ltd., Kuaishou Technology, Ubisoft Entertainment SA and Vodafone Group plc.
Describe portfolio positioning at period end.
The Fund’s largest sector overweight positions were in industrials, materials and consumer discretionary. The largest underweight exposures were in financials, consumer staples and IT. On a geographical basis, the largest overweight exposures were in the United States, France and Denmark, while the largest underweight allocations were to Switzerland, China and Taiwan.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock International V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in stocks of companies outside the U.S.
(c)
An index that captures large- and mid-cap representation across certain developed markets countries (excluding the U.S.) and certain emerging markets countries.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. 8.68% 12.29% 8.85%
MSCI All Country World Index ex - U . S . ........................................................ 7.82 9.61 7.28
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock International V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 951.40 $ 4.57 $ 1,000.00 $ 1,020.52 $ 4.74 0.93%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 15%
Japan ........................................... 13
France ........................................... 10
Canada .......................................... 7
Germany ......................................... 6
Denmark ......................................... 6
United Kingdom ..................................... 6
China ............................................ 5
Italy ............................................. 4
Spain ............................................ 4
South Korea ....................................... 4
Netherlands ....................................... 3
India ............................................ 3
Mexico ........................................... 3
Australia .......................................... 2
Iceland ........................................... 2
Ireland ........................................... 2
Brazil ............................................ 2
Taiwan ........................................... 1
Russia ........................................... 1
Short-Term Securities ................................. 4
Liabilities in Excess of Other Assets ....................... (3)

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2021
BlackRock Annual Report to Shareholders
BlackRock International V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 95.3%
Australia — 2.4%
Rio Tinto plc ................. 37,805 $ 2,493,100
Brazil — 1.6%
Locaweb Servicos de Internet SA
(a)(b)(c)
702,197 1,629,117
Canada — 6.6%
Canadian National Railway Co. .... 47,636 5,851,363
Docebo , Inc.
(a)
................ 14,984 1,005,330
6,856,693
China — 5.3%
(a)(c)
Weimob , Inc.
(b)(d)
.............. 1,170,000 1,184,864
Wuxi Biologics Cayman, Inc.
(b)
..... 217,500 2,574,962
XD, Inc. .................... 337,600 1,713,424
5,473,250
Denmark — 5.9%
Novo Nordisk A/S, Class B ....... 37,273 4,186,722
Vestas Wind Systems A/S ........ 60,611 1,845,917
6,032,639
France — 9.5%
Air Liquide SA ................ 19,441 3,390,595
L'Oreal SA .................. 5,480 2,612,935
Sanofi ..................... 38,043 3,817,388
9,820,918
Germany — 2.4%
Covestro AG
(b)(c)
............... 39,773 2,447,950
Iceland — 2.2%
Marel HF
(b)(c)
................. 342,662 2,317,317
India — 3.3%
Reliance Industries Ltd. ......... 108,520 3,447,311
Ireland — 2.1%
Ryanair Holdings plc, ADR
(a)(d)
..... 20,837 2,132,250
Italy — 4.3%
Intesa Sanpaolo SpA ........... 1,732,852 4,475,826
Japan — 12.8%
Recruit Holdings Co. Ltd. ........ 74,700 4,545,922
Sony Corp. .................. 68,100 8,599,550
13,145,472
Mexico — 2.6%
Grupo Financiero Banorte SAB de CV,
Class O .................. 408,492 2,656,779
Netherlands — 3.5%
Koninklijke DSM NV ............ 15,911 3,583,260
Russia — 1.4%
Sberbank of Russia PJSC, ADR .... 89,951 1,443,264
South Korea — 3.6%
LG Chem Ltd. ................ 7,242 3,743,840
Spain — 3.7%
Cellnex Telecom SA
(b)(c)
.......... 65,559 3,797,677
Taiwan — 1.5%
Sea Ltd., ADR
(a)
............... 6,807 1,522,794
United Kingdom — 5.5%
Barclays plc ................. 1,700,132 4,330,685
Farfetch Ltd., Class A
(a)(d)
......... 41,160 1,375,979
5,706,664
Security
Shares
Shares Value
United States — 15.1%
Airbnb, Inc., Class A
(a)
........... 7,528 $ 1,253,337
Baker Hughes Co. ............. 139,244 3,350,210
GXO Logistics, Inc.
(a)(d)
.......... 21,652 1,966,651
Mastercard , Inc., Class A ......... 14,188 5,098,032
Schneider Electric SE ........... 19,693 3,871,557
15,539,787
Total Common Stocks — 95.3%
(Cost: $88,678,515) .............................. 98,265,908
Preferred Stocks — 4.3%
Germany — 4.3%
Volkswagen AG (Preference) ...... 22,190 4,457,601
Total Preferred Stocks — 4.3%
(Cost: $4,378,235) .............................. 4,457,601
Total Long-Term Investments — 99.6%
(Cost: $93,056,750) .............................. 102,723,509
Short-Term Securities — 3.8%
Money Market Funds — 3.8%
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.00% ...... 249,992 249,992
SL Liquidity Series, LLC, Money Market
Series, 0.15%
(g)
............. 3,621,816 3,622,099
Total Money Market Funds — 3.8%
(Cost: $3,872,091) .............................. 3,872,091
Par (000)
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
Royal Bank of Canada,
0.01%, 01/04/22 ............ CAD 23 18,270
Total Time Deposits — 0.0%
(Cost: $18,270) ................................ 18,270
Total Short-Term Securities — 3.8%
(Cost: $3,890,361) .............................. 3,890,361
Total Investments — 103.4%
(Cost: $96,947,111) .............................. 106,613,870
Liabilities in Excess of Other Assets — (3.4)% ............ (3,541,385)
Net Assets — 100.0% .............................. $ 103,072,485

BlackRock International V.I. Fund
Schedule of Investments
7
Schedule of Investments
(continued)
December 31, 2021
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 753,853 $ — $ (503,861) $ — $ — $ 249,992 249,992 $ 80 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 710,454 2,912,178 — (533) — 3,622,099 3,621,816 5,491
(b)
—
$ (533) $ — $ 3,872,091 $ 5,571 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2021
BlackRock Annual Report to Shareholders
BlackRock International V.I. Fund
8
Schedule of Investments
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 2,493,100 $ — $ 2,493,100
Brazil ............................................... — 1,629,117 — 1,629,117
Canada ............................................. 6,856,693 — — 6,856,693
China ............................................... — 5,473,250 — 5,473,250
Denmark ............................................. — 6,032,639 — 6,032,639
France .............................................. — 9,820,918 — 9,820,918
Germany ............................................ — 2,447,950 — 2,447,950
Iceland .............................................. 2,317,317 — — 2,317,317
India ............................................... — 3,447,311 — 3,447,311
Ireland .............................................. 2,132,250 — — 2,132,250
Italy ................................................ — 4,475,826 — 4,475,826
Japan ............................................... — 13,145,472 — 13,145,472
Mexico .............................................. 2,656,779 — — 2,656,779
Netherlands ........................................... — 3,583,260 — 3,583,260
Russia .............................................. — 1,443,264 — 1,443,264
South Korea .......................................... — 3,743,840 — 3,743,840
Spain ............................................... — 3,797,677 — 3,797,677
Taiwan .............................................. 1,522,794 — — 1,522,794
United Kingdom ........................................ 1,375,979 4,330,685 — 5,706,664
United States .......................................... 11,668,230 3,871,557 — 15,539,787
Preferred Securities ....................................... — 4,457,601 — 4,457,601
Short-Term Securities
Money Market Funds ...................................... 249,992 — — 249,992
Time Deposits .......................................... — 18,270 — 18,270
$ 28,780,034 $ 74,211,737 $ — $ 102,991,771
Investments valued at NAV
(a)
...................................... 3,622,099
$ —
$ 106,613,870
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
December 31, 2021
9
Financial Statements
BlackRock
International V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 102,741,779
Investments, at value — affiliated
(c)
......................................................................................... 3,872,091
Receivables: –
Securities lending income — affiliated ...................................................................................... 138
Capital shares sold ................................................................................................... 196,813
Dividends — affiliated ................................................................................................. 3
Dividends — unaffiliated ............................................................................................... 129,684
Prepaid expenses ..................................................................................................... 742
Total assets .........................................................................................................
106,941,250
LIABILITIES
Bank overdraft ........................................................................................................ 9,724
Collateral on securities loaned ............................................................................................. 3,627,377
Payables: –
Investments purchased ................................................................................................ 117
Accounting services fees ............................................................................................... 12,632
Capital shares redeemed ............................................................................................... 2,177
Investment advisory fees .............................................................................................. 65,078
Directors' and Officer's fees ............................................................................................. 28
Other affiliate fees ................................................................................................... 87
Printing and postage fees .............................................................................................. 37,093
Professional fees .................................................................................................... 42,938
Transfer agent fees .................................................................................................. 60,603
Other accrued expenses ............................................................................................... 10,911
Total liabilities ........................................................................................................
3,868,765
NET ASSETS ........................................................................................................
$ 103,072,485
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 90,768,599
Accumulated earnings .................................................................................................. 12,303,886
NET ASSETS ........................................................................................................
$ 103,072,485
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 93,075,020
(b)
  Securities loaned, at value .............................................................................................. $ 3,265,945
(c)
  Investments, at cost — affiliated .......................................................................................... $ 3,872,091
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock
International V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 103,072,485
Shares outstanding .................................................................................................
8,678,863
Net asset value ....................................................................................................
$ 11.88
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2021
11
Financial Statements
See notes to financial statements.
BlackRock
International V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 80
Dividends — unaffiliated ............................................................................................... 2,003,538
Securities lending income — affiliated — net ................................................................................. 5,491
Foreign taxes withheld ................................................................................................ (233,966)
Total investment income .................................................................................................
1,775,143
EXPENSES
Investment advisory .................................................................................................. 823,190
Transfer agent ...................................................................................................... 223,767
Professional ....................................................................................................... 68,135
Accounting services .................................................................................................. 51,302
Custodian ......................................................................................................... 28,485
Directors and Officer ................................................................................................. 6,543
Miscellaneous ...................................................................................................... 28,019
Total expenses .......................................................................................................
1,229,441
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (7,638)
Transfer agent fees reimbursed .......................................................................................... (201,189)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,020,614
Net investment income ..................................................................................................
754,529
REALIZED AND UNREALIZED GAIN (LOSS) $ 8,305,248
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (533)
Investments — unaffiliated ........................................................................................... 23,867,076
Foreign currency transactions ......................................................................................... (15,960)
A
23,850,583
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (15,535,347)
Foreign currency translations .......................................................................................... (9,988)
A
(15,545,335)
Net realized and unrealized gain ...........................................................................................
8,305,248
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 9,059,777

Statements of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock International V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 754,529 $ 377,956
Net realized gain .................................................................................. 23,850,583 2,633,649
Net change in unrealized appreciation (depreciation) .......................................................... (15,545,335) 14,557,196
Net increase in net assets resulting from operations .............................................................
9,059,777 17,568,801
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(24,608,781) (1,905,779)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
15,868,024 (8,052,954)
NET ASSETS
Total increase in net assets ............................................................................. 319,020 7,610,068
Beginning of year .................................................................................... 102,753,465 95,143,397
End of year ........................................................................................
$ 103,072,485 $ 102,753,465
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock International V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 14.27 $ 12.02 $ 9.20 $ 12.56 $ 9.58
Net investment income
(a)
.....................................
0.11 0.05 0.14 0.17
(b)
0.15
Net realized and unrealized gain (loss) ............................
1.12 2.46 2.81 (2.88) 2.83
Net increase (decrease) from investment operations ....................
1.23 2.51 2.95 (2.71) 2.98
Distributions
(c)
– – – – –
From net investment income ..................................
(0.11) (0.06) (0.13) (0.32) —
From net realized gain .......................................
(3.51) (0.20) — (0.33) —
Total distributions ...........................................
(3.62) (0.26) (0.13) (0.65) —
Net asset value, end of year ...................................
$ 11.88 $ 14.27 $ 12.02 $ 9.20 $ 12.56
Total Return
(d)
8.68% 21.32% 32.12% (21.82)% 31.11%
Based on net asset value ......................................
8.68% 21.32% 32.12% (21.82)% 31.11%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.12% 1.14% 1.12% 1.20% 1.24%
Total expenses after fees waived and/or reimbursed ....................
0.93% 0.93% 0.97% 1.07% 1.11%
Net investment income .......................................
0.69% 0.43% 1.31% 1.48%
(b)
1.37%
Supplemental Data
Net assets, end of year (000) ....................................
$ 103,072 $ 102,753 $ 95,143 $ 82,233 $ 115,433
Portfolio turnover rate ........................................
80% 98% 104% 100% 103%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.31%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders
14
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
V.I. Fund (the "Fund"). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
16
interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2021, the Fund reimbursed the Manager $414 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations. For the year ended December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 303,239 $ (303,239) $ — $ —
Credit Suisse Securities (USA) LLC .................... 35,402 (35,402) — —
Jefferies LLC .................................... 506,352 (506,352) — —
JP Morgan Securities LLC ........................... 599,478 (599,478) — —
Morgan Stanley .................................. 1,821,474 (1,821,474) — —
$ 3,265,945 $ (3,265,945) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s who are not "interested persons" of the Company, as defined in the 1 940 Act
("Independent Directors") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31 , 2021, the amount waived was $333 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.08% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed in the Statement of Operations. For the year ended December 31, 2021, expense reimbursements were $131,077.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.93% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, the Manager waived investment advisory fees of $7,305 and $70,112, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed, respectively, in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended
December 31, 2021 the Fund paid BIM $1,111 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
18
6. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were $86,529,445 and $94,173,507, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock International V.I. Fund
Ordinary income ............................................................................................ $ 8,546,386 $ 442,534
Long-term capital gains ........................................................................................ 16,062,395 1,463,245
$ 24,608,781 $ 1,905,779
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock International V.I. Fund .................................................
$ 275,949 $ 2,393,557 $ 9,634,380 $ 12,303,886
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International V.I. Fund ...................................... $ 96,981,925 $ 12,277,161 $ (2,645,216) $ 9,631,945

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Althoug h many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
20
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International V.I. Fund
Class I
Shares sold .............................................
451,699 $ 6,984,226 255,832 $ 2,922,838
Shares issued in reinvestment of distributions ........................
2,032,205 24,608,781 160,308 1,905,779
Shares redeemed .........................................
(1,003,484) (15,724,983) (1,133,111) (12,881,571)
1,480,420 $ 15,868,024 (716,971) $ (8,052,954)

Report of Independent Registered Public Accounting Firm
21
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock International V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock International V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
22
Currency Abbreviation
CAD Canadian Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
PJSC Public Joint Stock Company

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock Large Cap Focus Growth V.I. Fund
Investment Objective
BlackRock Large Cap Focus Growth V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
During the 12-month period ended December 31, 2021, the Fund underperformed its benchmark, the Russell 1000
®
Growth Index.
What factors influenced performance?
Positioning in the consumer discretionary, information technology and communication services sectors detracted from Fund performance. In consumer discretionary, an overweight in the internet & direct marketing retail industry detracted, primarily due to an out-of-benchmark position in MercadoLibre, Inc. Selection in the IT services industry—especially, an overweight in Wix.com Ltd.—was the leading cause of underperformance in information technology. Match Group, Inc. was the largest detractor in communication services.
Positioning in the health care, financials and materials sectors made the largest contributions to relative performance. A zero weighting in the poor-performing biotechnology industry was a key contributor in health care, as was an overweight in Danaher Corp. An overweight in the capital markets industry in the financials sector, which the Fund achieved through a position in S&P Global, Inc., also added value. Selection in the chemicals industry helped results in materials, led by an overweight in Sherwin-Williams
Co.
Describe recent portfolio activity.
During the period, the Fund’s allocation to the communication services and consumer discretionary sectors increased, while its weighting in information technology fell due to a reduction in the IT services industry. The Fund’s allocation to industrials was also decreased.
Describe portfolio positioning at period end.
The Fund’s largest overweight position was in the communication services sector, followed by consumer discretionary and financials. The Fund’s most notable underweights were in information technology, consumer staples and real estate.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock Large Cap Focus Growth V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Growth V.I. Fund”.
(c)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
............................................................................. 18.09% 24.62% 19.36%
Class III
(b)
............................................................................ 17.78 24.31 19.05
Russell 1000
®
Growth Index ............................................................... 27.60 25.32 19.79
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund's total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name "BlackRock Large Cap Growth V.I. Fund".

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock Large Cap Focus Growth V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,056.50 $ 3.94 $ 1,000.00 $ 1,021.37 $ 3.87 0.76%
Class III .................................. 1,000.00 1,055.30 5.23 1,000.00 1,020.11 5.14 1.01
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 41%
Consumer Discretionary ............................. 21
Communication Services ............................. 18
Health Care ..................................... 9
Industrials ....................................... 5
Financials ....................................... 4
Materials ....................................... 1
Energy ......................................... 1
Short-Term Securities ............................... 4
Liabilities in Excess of Other Assets ..................... (4)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2021
BlackRock Annual Report to Shareholders
BlackRock Large Cap Focus Growth V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.2%
Aerospace & Defense — 2.1%
TransDigm Group, Inc.
(a)
.............. 10,194 $ 6,486,238
Automobiles — 0.9%
Tesla, Inc.
(a)
....................... 2,745 2,900,861
Capital Markets — 3.7%
S&P Global, Inc. ................... 24,391 11,510,845
Chemicals — 1.1%
Linde plc ........................ 9,648 3,342,357
Commercial Services & Supplies — 2.0%
Copart , Inc.
(a)
..................... 40,561 6,149,859
Entertainment — 4.1%
(a)
Netflix, Inc. ....................... 10,211 6,151,515
Sea Ltd., ADR ..................... 30,165 6,748,212
12,899,727
Health Care Equipment & Supplies — 2.5%
Align Technology, Inc.
(a)
............... 11,923 7,835,557
Hotels, Restaurants & Leisure — 3.9%
Chipotle Mexican Grill, Inc.
(a)
........... 3,654 6,388,105
Evolution AB
(b)(c)
.................... 40,964 5,789,894
12,177,999
Interactive Media & Services — 12.9%
(a)
Alphabet, Inc., Class A ............... 4,521 13,097,518
Facebook, Inc., Class A .............. 41,144 13,838,784
Match Group, Inc. .................. 55,985 7,404,016
Snap, Inc., Class A .................. 128,799 6,057,417
40,397,735
Internet & Direct Marketing Retail — 11.2%
(a)
Amazon.com, Inc. .................. 9,109 30,372,503
Etsy, Inc. ........................ 21,295 4,662,327
35,034,830
IT Services — 7.6%
Adyen NV
(a)(b)(c)
.................... 1,946 5,108,255
Shopify, Inc., Class A
(a)
............... 4,532 6,242,332
Visa, Inc., Class A .................. 56,968 12,345,535
23,696,122
Life Sciences Tools & Services — 4.5%
Danaher Corp. .................... 17,626 5,799,130
Lonza Group AG (Registered) .......... 10,145 8,446,609
14,245,739
Machinery — 1.6%
Chart Industries, Inc.
(a)
............... 31,431 5,012,930
Oil, Gas & Consumable Fuels — 0.9%
Pioneer Natural Resources Co. ......... 15,395 2,800,043
Pharmaceuticals — 2.0%
Zoetis, Inc. ....................... 26,350 6,430,191
Semiconductors & Semiconductor Equipment — 10.0%
ASML Holding NV (Registered), NYRS .... 11,810 9,402,413
Marvell Technology, Inc. .............. 135,322 11,839,322
NVIDIA Corp. ..................... 33,791 9,938,271
31,180,006
Software — 19.3%
Adobe, Inc.
(a)
...................... 9,888 5,607,089
Bill.com Holdings, Inc.
(a)
.............. 18,996 4,732,854
Intuit, Inc. ........................ 22,804 14,667,989
Microsoft Corp. .................... 85,898 28,889,215
Security
Shares
Shares Value
Software (continued)
ServiceNow , Inc.
(a)
.................. 9,836 $ 6,384,646
60,281,793
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.
(d)
...................... 67,147 11,923,293
Textiles, Apparel & Luxury Goods — 5.1%
LVMH Moet Hennessy Louis Vuitton SE .... 8,297 6,856,922
NIKE, Inc., Class B ................. 55,287 9,214,684
16,071,606
Total Common Stocks — 99.2%
(Cost: $196,612,356) ............................. 310,377,731
Preferred Stocks — 1.0%
Media — 1.0%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,974,965)
(e)(f)
............... 18,024 2,947,828
Total Preferred Stocks — 1.0%
(Cost: $1,974,965) .............................. 2,947,828
Total Long-Term Investments — 100.2%
(Cost: $198,587,321) ............................. 313,325,559
Short-Term Securities — 3.9%
Money Market Funds — 3.9%
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% ................... 274,003 274,003
SL Liquidity Series, LLC, Money Market Series,
0.15%
( i )
....................... 12,083,947 12,085,155
Total Money Market Funds — 3.9%
(Cost: $12,359,158) .............................. 12,359,158
Par (000)
Pa r (000)
Time Deposits — 0.0%
Brown Brothers Harriman & Co.,
(0.23)%, 10/01/21 ................ AUD —
(j)
239
Hong Kong & Shanghai Bank, 0.00%, 10/04/21 HKD 1 74
Total Time Deposits — 0.0%
(Cost: $313) ................................... 313
Total Short-Term Securities — 3.9%
(Cost: $12,359,471) .............................. 12,359,471
Total Investments — 104.1%
(Cost: $210,946,792 ) ............................. 325,685,030
Liabilities in Excess of Other Assets — (4.1)% ............ (12,702,341)
Net Assets — 100.0% .............................. $ 312,982,689

BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
7
Schedule of Investments
(continued)
December 31, 2021
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,947,828, representing 0.94% of its net assets as of period end, and an original cost of $1,974,965.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(j)
Rounds to less than 1,000.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,458,115 $ — $ (2,184,112) $ — $ — $ 274,003 274,003 $ 135 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,233,421 7,852,252 — (518) — 12,085,155 12,083,947 10,228
(b)
—
$ (518) $ — $ 12,359,158 $ 10,363 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Large Cap Focus Growth V.I. Fund
8
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 6,486,238 $ — $ — $ 6,486,238
Automobiles .......................................... 2,900,861 — — 2,900,861
Capital Markets ........................................ 11,510,845 — — 11,510,845
Chemicals ............................................ 3,342,357 — — 3,342,357
Commercial Services & Supplies ............................. 6,149,859 — — 6,149,859
Entertainment ......................................... 12,899,727 — — 12,899,727
Health Care Equipment & Supplies ........................... 7,835,557 — — 7,835,557
Hotels, Restaurants & Leisure .............................. 6,388,105 5,789,894 — 12,177,999
Interactive Media & Services ............................... 40,397,735 — — 40,397,735
Internet & Direct Marketing Retail ............................ 35,034,830 — — 35,034,830
IT Services ........................................... 18,587,867 5,108,255 — 23,696,122
Life Sciences Tools & Services .............................. 5,799,130 8,446,609 — 14,245,739
Machinery ............................................ 5,012,930 — — 5,012,930
Oil, Gas & Consumable Fuels ............................... 2,800,043 — — 2,800,043
Pharmaceuticals ....................................... 6,430,191 — — 6,430,191
Semiconductors & Semiconductor Equipment .................... 31,180,006 — — 31,180,006
Software ............................................. 60,281,793 — — 60,281,793
Technology Hardware, Storage & Peripherals .................... 11,923,293 — — 11,923,293
Textiles, Apparel & Luxury Goods ............................ 9,214,684 6,856,922 — 16,071,606
Preferred Stocks ......................................... — — 2,947,828 2,947,828
Short-Term Securities
Money Market Funds ...................................... 274,003 — — 274,003
Time Deposits .......................................... — 313 — 313
$ 284,450,054 $ 26,201,993 $ 2,947,828 $ 313,599,875
Investments valued at NAV
(a)
...................................... 12,085,155
$ —
$ 325,685,030
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
December 31, 2021
9
Financial Statements
BlackRock Large
Cap Focus Growth
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 313,325,872
Investments, at value — affiliated
(c)
......................................................................................... 12,359,158
Cash ............................................................................................................. 114
Receivables: –
Securities lending income — affiliated ...................................................................................... 316
Capital shares sold ................................................................................................... 2,979
Dividends — affiliated ................................................................................................. 6
Dividends — unaffiliated ............................................................................................... 19,017
Prepaid expenses ..................................................................................................... 1,784
Total assets .........................................................................................................
325,709,246
LIABILITIES
Collateral on securities loaned ............................................................................................. 12,090,731
Payables: –
Capital shares redeemed ............................................................................................... 186,148
Distribution fees ..................................................................................................... 33,638
Investment advisory fees .............................................................................................. 172,365
Directors' and Officer's fees ............................................................................................. 90
Professional fees .................................................................................................... 40,405
Transfer agent fees .................................................................................................. 174,803
Other accrued expenses ............................................................................................... 28,377
Total liabilities ........................................................................................................
12,726,557
NET ASSETS ........................................................................................................
$ 312,982,689
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 186,101,805
Accumulated earnings .................................................................................................. 126,880,884
NET ASSETS ........................................................................................................
$ 312,982,689
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 198,587,634
(b)
  Securities loaned, at value .............................................................................................. $ 11,803,966
(c)
  Investments, at cost — affiliated .......................................................................................... $ 12,359,158
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Large
Cap Focus Growth
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 150,210,503
Shares outstanding .................................................................................................
6,885,311
Net asset value ....................................................................................................
$ 21.82
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 162,772,186
Shares outstanding .................................................................................................
7,682,114
Net asset value ....................................................................................................
$ 21.19
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2021
11
Financial Statements
See notes to financial statements.
BlackRock Large
Cap Focus Growth
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 135
Dividends — unaffiliated ............................................................................................... 1,125,832
Securities lending income — affiliated — net ................................................................................. 10,228
Foreign taxes withheld ................................................................................................ (14,220)
Total investment income .................................................................................................
1,121,975
EXPENSES
Investment advisory .................................................................................................. 1,958,427
Transfer agent — class specific .......................................................................................... 617,587
Distribution — class specific ............................................................................................ 387,466
Professional ....................................................................................................... 59,365
Accounting services .................................................................................................. 56,374
Directors and Officer ................................................................................................. 7,535
Transfer agent ...................................................................................................... 5,087
Custodian ......................................................................................................... 3,478
Miscellaneous ...................................................................................................... 19,974
Total expenses .......................................................................................................
3,115,293
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (432)
Transfer agent fees reimbursed — class specific ............................................................................... (406,348)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,708,513
Net investment loss ....................................................................................................
(1,586,538)
REALIZED AND UNREALIZED GAIN (LOSS) $ 50,445,809
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (518)
Investments — unaffiliated ........................................................................................... 48,349,097
Foreign currency transactions ......................................................................................... (9,765)
A
48,338,814
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 2,107,080
Foreign currency translations .......................................................................................... (85)
A
2,106,995
Net realized and unrealized gain ...........................................................................................
50,445,809
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 48,859,271

Statements of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Large Cap Focus Growth V.I.
Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (1,586,538) $ (1,080,072)
Net realized gain .................................................................................. 48,338,814 24,710,987
Net change in unrealized appreciation (depreciation) .......................................................... 2,106,995 60,567,782
Net increase in net assets resulting from operations .............................................................
48,859,271 84,198,697
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (21,864,723) (7,736,174)
  Class III ....................................................................................... (24,114,951) (8,015,898)
Decrease in net assets resulting from distributions to shareholders ...................................................
(45,979,674) (15,752,072)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
23,502,367 19,654,764
NET ASSETS
Total increase in net assets ............................................................................. 26,381,964 88,101,389
Beginning of year .................................................................................... 286,600,725 198,499,336
End of year ........................................................................................
$ 312,982,689 $ 286,600,725
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 21.58 $ 15.91 $ 13.32 $ 14.51 $ 13.35
Net investment income (loss)
(a)
.................................
(0.09) (0.06) (0.04) (0.04) 0.02
Net realized and unrealized gain ................................
3.89 6.97 4.36 0.49 3.92
Net increase from investment operations ............................
3.80 6.91 4.32 0.45 3.94
Distributions
(b)
– – – – –
From net investment income ..................................
— — — — (0.01)
From net realized gain .......................................
(3.56) (1.24) (1.73) (1.64) (2.77)
Total distributions ...........................................
(3.56) (1.24) (1.73) (1.64) (2.78)
Net asset value, end of year ...................................
$ 21.82 $ 21.58 $ 15.91 $ 13.32 $ 14.51
Total Return
(c)
18.09% — — — —
Based on net asset value ......................................
18.09% 43.74% 32.70% 3.01% 29.56%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.90% 0.91% 0.95% 0.96% 1.01%
Total expenses after fees waived and/or reimbursed ....................
0.77% 0.78% 0.81% 0.82% 0.89%
Net investment income (loss) ...................................
(0.40)% (0.35)% (0.27)% (0.23)% 0.10%
Supplemental Data
Net assets, end of year (000) ....................................
$ 150,211 $ 139,807 $ 106,238 $ 91,380 $ 100,308
Portfolio turnover rate ........................................
52% 54% 58% 63% 95%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
14
BlackRock Large Cap Focus Growth V.I. Fund
Class III
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 21.10 $ 15.61 $ 13.13 $ 14.36 $ 13.24
Net investment loss
(a)
.......................................
(0.15) (0.11) (0.08) (0.08) (0.02)
Net realized and unrealized gain ................................
3.80 6.84 4.29 0.49 3.88
Net increase from investment operations ............................
3.65 6.73 4.21 0.41 3.86
Distributions
(b)
– – – – –
From net investment income ..................................
— — — — (0.00)
(c)
From net realized gain .......................................
(3.56) (1.24) (1.73) (1.64) (2.74)
Total distributions ...........................................
(3.56) (1.24) (1.73) (1.64) (2.74)
Net asset value, end of year ...................................
$ 21.19 $ 21.10 $ 15.61 $ 13.13 $ 14.36
Total Return
(d)
17.78% — — — —
Based on net asset value ......................................
17.78% 43.43% 32.33% 2.77% 29.23%
Ratios to Average Net Assets
(e )
Total expenses .............................................
1.16% 1.16% 1.20% 1.22% 1.28%
Total expenses after fees waived and/or reimbursed ....................
1.02% 1.03% 1.06% 1.07% 1.14%
Net investment loss ..........................................
(0.65)% (0.60)% (0.52)% (0.48)% (0.16)%
Supplemental Data
Net assets, end of year (000) ....................................
$ 162, 772 $ 146,794 $ 92,261 $ 70,685 $ 54,820
Portfolio turnover rate ........................................
52% 54% 58% 63% 95%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Large
Cap Focus Growth V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
16
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Credit Suisse Securities (USA) LLC .................... $ 11,803,966 $ (11,803,966) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
18
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2021, the Fund reimbursed the Manager $1,104 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the class specific distribution fees borne directly by Class III were $387,466.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2021, the amount waived was $432.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I .......................................................................................................... $ 298,480
Class III ......................................................................................................... 319,107
$ 617,587

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended
December 31, 2021, the Fund paid BIM $2,022 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.07
Transfer Agent Fees
Reimbursed
Class I ........................................................................................................ $ 195,906
Class III ....................................................................................................... 210,442
$ 406,348
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
20
6. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were $155,218,406 and $177,065,108, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share . As of period end, the following permanent difference attributable to a net operating loss was reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and timing and recognition of partnership income.
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
Fund Name Paid-in Capital
Accumulated Earnings
(Loss)
BlackRock Large Cap Focus Growth V.I. Fund ....................................................... $ (919,278) $ 919,278
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Large Cap Focus Growth V.I. Fund
Ordinary income ............................................................................................ $ 6,500,855 $ —
Long-term capital gains ........................................................................................ 39,478,819 15,752,072
$ 45,979,674 $ 15,752,072
Fund Name
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Large Cap Focus Growth V.I. Fund .......................................................
$ 12,143,164 $ 114,737,720 $ 126,880,884
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Large Cap Focus Growth V.I. Fund .............................. $ 210,950,811 $ 117,321,319 $ (2,587,100) $ 114,734,219

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out  of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
22
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Shares sold .............................................
427,821 $ 10,111,941 427,437 $ 7,646,247
Shares issued in reinvestment of distributions ........................
1,004,029 21,864,723 369,088 7,736,174
Shares redeemed .........................................
(1,025,067) (23,655,280) (995,847) (18,083,146)
406,783 $ 8,321,384 (199,322) $ (2,700,725)
Class III
Shares sold .............................................
1,140,643 $ 25,851,346 2,994,341 $ 56,657,540
Shares issued in reinvestment of distributions ........................
1,139,728 24,114,951 390,117 8,015,898
Shares redeemed .........................................
(1,555,297) (34,785,314) (2,336,141) (42,317,949)
725,074 $ 15,180,983 1,048,317 $ 22,355,489
1,131,857 $ 23,502,367 848,995 $ 19,654,764

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Large Cap Focus Growth V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Large Cap Focus Growth V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
24
Currency Abbreviation
AUD Australian Dollar
HKD Hong Kong Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock Managed Volatility V.I. Fund
Investment Objective
BlackRock Managed Volatility V.I. Fund’s (the “Fund”) investment objective is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund underperformed its blended benchmark (50% MSCI All Country World Index/50% FTSE WGBI (hedged into
USD). For the same period, the Fund outperformed its performance benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
The Fund’s positions in equities added value relative to the cash benchmark. The investment adviser’s decision to position the portfolio directionally overweight in stocks was the primary contributor to performance. This was largely motivated by the themes of global reflation and European resilience, both of which reflected the investment adviser’s expectations that fiscal stimulus and the rollout of vaccines would have a positive impact on economic growth. Given the broader strength in the world equity markets, this aspect of its strategy aided performance. The Fund also generated positive performance across cross-country and cross-industry strategies. The Fund’s pro-cyclical stance was a key contributor early in 2021, and its country positioning helped results later in the year. Equity signals focusing on trends in corporate profitability, labor and input cost inflation, and seasonal flow insights all contributed positively.
The Fund’s fixed-income positioning detracted from returns, although select exposures did contribute positively. Relative-value positions in the emerging markets were the most important positive contributor. Specifically, longs in South Africa and India versus shorts in Brazil, Mexico, and Poland added value. These positions, which were based on inflation and monetary policy signals, were helped by divergences among those countries’ central banks’ actions throughout the year. In addition, the Fund was underweight in five-year U.S. bonds in the middle of the period on the expectation that rising inflation would prompt the Fed to begin tightening monetary policy. Five-year yields indeed rose, as prices fell, so this element of the Fund’s positioning also contributed. However, shorts in 30-year sovereign bonds—which were part of the global reflation theme—detracted. Other short positions, specifically in German bunds, worked in the first half of 2021 but subsequently lagged as worries about the potential effect that new COVID-19 variants would have on economic growth caused bonds to rally. A long in Australian bonds, which reflected the nation’s strict lockdowns and China’s slowing economy, also hurt results due to the Reserve Bank of Australia’s decision to pursue a less accommodative policy. In currencies, a long position in the Euro against a basket of developed market currencies weighed on performance.
The Fund used derivatives as an efficient means to take active views on interest rates, equity indexes and currencies. The use of derivatives instead of physical instruments had a negative impact on Fund performance.
The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position did not have any material effect on
Fund performance.
Describe recent portfolio activity.
The Fund began the period positioned net long in equities and net short in bonds. This stance was supported by the investment adviser’s view that the continued resumption of normal business activity following the COVID-19 outbreak would be a tailwind for stocks but put pressure on long-dated bonds. In addition, the investment adviser believed monetary and fiscal stimulus across the world would lend further support to stocks while keeping short-term bond yields at extreme lows. The Fund maintained a net long in equities throughout the year, but it gradually decreased the magnitude of the position. It also trimmed the extent of its short position in bonds, and it subsequently shifted to a modest long by the end of December 2021.
In equities, the Fund started the year with a preference for Europe based on the region’s improving growth and compelling valuations. By the second quarter of 2021, the Fund reduced the weighting in Europe in favor of the United States and the United Kingdom. The investment adviser believed the combination of the growth outlook and valuations in the two countries made them attractive relative to their global peers. However, the Fund maintained positions in intra-European value opportunities. Concurrently, the Fund began adding to Japanese equities based on their attractive valuations and expectations that the weaker yen would help the country’s export growth. Later in the year, the
Fund trimmed the extent of the long in Japan after valuations moved in line with expectations. In the fourth quarter of 2021, the Fund moved to a short in U.S. equities versus
Europe and the Asia-Pacific region.
Within bonds, the Fund began the period positioned materially short in Europe versus longs in Australia and select emerging markets. This reflected the investment adviser’s view that growth and inflation in Europe would climb as COVID-19 restrictions were relaxed. The Fund maintained its long in Australia through year end, as the investment adviser believed that price moves were at odds with the country’s relatively weak growth and inflation outlook. The investment adviser closed the short in Europe in the final weeks of 2021. The Fund maintained its relative value positions in the emerging markets.
In currencies, the Fund began the period with a short U.S. dollar position versus a developed market basket primarily consisting of the euro. Given the potential for U.S. dollar strength following the Fed’s change in tone at the June 2021 Federal Open Market Committee meeting, the Fund closed the U.S. dollar short and rotated to a long in the euro versus a basket consisting of the Canadian and Australian dollars and Japanese yen.
Describe portfolio positioning at period end.
The Fund ended the year positioned net long in equities and bonds on the expectation that economic activity will remain positive. However, the investment adviser acknowledges that the withdrawal of policy support and persistence of inflationary pressures could create a challenging environment over the medium term. In equities, the
Fund was overweight in Europe and select Asia-Pacific equities versus the United States. In bonds, the Fund was long in Canada and Germany against the United States and United Kingdom. In currencies, the Fund remained long in the euro against the developed market basket.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock Managed Volatility V.I. Fund
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1)
fees applicable to Class III Shares.
(b)
The Fund uses an asset allocation strategy, investing various percentages of its portfolio in three major categories: stocks, bonds and money market investments. The Fund’s total returns prior to January 22, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Balanced Capital V.I. Fund”.
(c)
An index that captures large- and mid-cap representation across certain developed and emerging markets .
(d)
A market capitalization weighted bond index consisting of government bond markets of 23 countries, including the United States.
(e)
A customized weighted index comprised of the returns of 50% MSCI All Country World Index/50% FTSE WGBI (hedged into USD).
(f)
An unmanaged index that measures returns of three-month Treasury Bills. Effective June 2, 2014, the ICE BofA 3-Month U.S. Treasury Bill Index was added to the performance benchmarks against which the Fund measures its performance. On 3/1/2021 the Fund began to track the 4pm pricing variant of the Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. 0.68% 2.44% 3.74%
Class III
(b)
............................................................................. 0.53 2.20
(c)
3.49
(c)
50% MSCI All Country World Index /50% FTSE WGBI (hedged into USD) ................................ 7.79 8.99 7.80
MSCI  All Country World Index .............................................................. 18.54 14.40 11.85
FTSE WGBI (hedged into USD) ............................................................. (2.29) 3.17 3.38
ICE BofA 3-Month U.S. Treasury Bill Index ..................................................... 0.05 1.14 1.62
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to January 22, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Balanced Capital V.I. Fund”.
(c)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock Managed Volatility V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,006.10 $ 2.98 $ 1,000.00 $ 1,022.23 $ 3.01 0.59%
Class III .................................. 1,000.00 1,005.30 4.25 1,000.00 1,020.97 4.28 0.84
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 92%
U.S. Treasury Obligations ............................. 8
Preferred Stocks ................................... —
(b)
Corporate Bonds ................................... —
(b)
Warrants ........................................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 70.4%
Aerospace & Defense — 0.0%
MTU Aero Engines AG ................ 103 $ 20,914
Singapore Technologies Engineering Ltd. .... 25,300 70,605
91,519
Air Freight & Logistics — 0.3%
Deutsche Post AG (Registered) .......... 2,350 151,154
DSV A/S .......................... 579 134,923
FedEx Corp. ....................... 150 38,796
InPost SA
(a)
........................ 1,739 20,983
SG Holdings Co. Ltd. ................. 1,000 23,448
United Parcel Service, Inc., Class B ....... 933 199,979
Yamato Holdings Co. Ltd. .............. 1,800 42,285
611,568
Airlines — 0.0%
(a)
Alaska Air Group, Inc. ................. 357 18,600
American Airlines Group, Inc. ............ 1,843 33,100
United Airlines Holdings, Inc. ............ 921 40,321
92,021
Auto Components — 0.2%
Aptiv plc
(a)
......................... 883 145,651
Bridgestone Corp. ................... 1,600 68,692
Continental AG ..................... 396 41,606
Denso Corp. ....................... 1,500 124,306
Faurecia SE ....................... 44 2,058
Faurecia SE ....................... 129 6,137
Koito Manufacturing Co. Ltd. ............ 100 5,297
393,747
Automobiles — 2.2%
Bayerische Motoren Werke AG .......... 908 90,838
Daimler AG (Registered) ............... 2,070 158,157
Ferrari NV ........................ 262 67,440
Ford Motor Co. ..................... 11,419 237,173
General Motors Co.
(a)
................. 4,342 254,572
Honda Motor Co. Ltd. ................. 5,900 167,859
Isuzu Motors Ltd. .................... 900 11,202
Mazda Motor Corp.
(a)
................. 1,700 13,044
Nissan Motor Co. Ltd.
(a)
................ 9,100 43,831
Rivian Automotive, Inc., Class A
(a)
......... 339 35,151
Stellantis NV ....................... 4,039 76,361
Subaru Corp. ...................... 6,900 123,288
Suzuki Motor Corp. .................. 500 19,281
Tesla, Inc.
(a)
........................ 2,643 2,793,070
Toyota Motor Corp. .................. 26,000 480,547
Volkswagen AG ..................... 172 50,281
Yamaha Motor Co. Ltd. ................ 900 21,617
4,643,712
Banks — 3.3%
ABN AMRO Bank NV, CVA
(b)(c)
........... 1,019 14,979
Australia & New Zealand Banking Group Ltd. . 8,622 172,710
Banco Bilbao Vizcaya Argentaria SA ....... 12,712 75,395
Banco Santander SA ................. 37,415 124,258
Bank Hapoalim BM .................. 1,970 20,275
Bank Leumi Le-Israel BM .............. 3,246 34,817
Bank of America Corp. ................ 18,535 824,622
Barclays plc ....................... 35,430 90,250
BNP Paribas SA .................... 2,400 165,939
BOC Hong Kong Holdings Ltd. ........... 8,000 26,236
CaixaBank SA ...................... 8,373 22,872
Citigroup, Inc. ...................... 4,915 296,817
Citizens Financial Group, Inc. ........... 331 15,640
Comerica, Inc. ...................... 381 33,147
Commonwealth Bank of Australia ......... 4,377 321,759
Security
Shares
Shares Value
Banks (continued)
Credit Agricole SA ................... 2,332 $ 33,248
Danske Bank A/S .................... 1,092 18,852
DBS Group Holdings Ltd. .............. 5,900 142,892
DNB Bank ASA ..................... 3,460 79,143
Erste Group Bank AG ................. 414 19,408
Fifth Third Bancorp .................. 822 35,798
First Republic Bank .................. 230 47,497
Hang Seng Bank Ltd. ................. 1,800 32,961
HSBC Holdings plc .................. 49,417 298,442
Huntington Bancshares, Inc. ............ 2,211 34,094
ING Groep NV ...................... 9,166 127,435
Intesa Sanpaolo SpA ................. 32,020 82,705
Israel Discount Bank Ltd., Class A
(a)
....... 2,601 17,464
Japan Post Bank Co. Ltd. .............. 5,100 46,750
JPMorgan Chase & Co. ............... 7,744 1,226,262
KBC Group NV ..................... 562 48,288
KeyCorp .......................... 1,117 25,836
M&T Bank Corp. .................... 138 21,194
Mitsubishi UFJ Financial Group, Inc. ....... 34,100 185,582
Mizrahi Tefahot Bank Ltd. .............. 2,158 83,106
Mizuho Financial Group, Inc. ............ 7,650 97,165
National Australia Bank Ltd. ............. 9,822 206,234
NatWest Group plc ................... 14,073 43,096
Nordea Bank Abp ................... 10,240 124,913
Oversea-Chinese Banking Corp. Ltd. ...... 7,100 60,093
People's United Financial, Inc. ........... 1,218 21,705
Regions Financial Corp. ............... 984 21,451
Resona Holdings, Inc. ................ 4,800 18,654
Skandinaviska Enskilda Banken AB, Class A . 6,007 83,398
Societe Generale SA ................. 1,378 47,360
Standard Chartered plc ................ 5,978 36,351
Sumitomo Mitsui Financial Group, Inc. ...... 4,000 136,589
Sumitomo Mitsui Trust Holdings, Inc. ....... 900 30,094
SVB Financial Group
(a)
................ 60 40,694
Svenska Handelsbanken AB, Class A ...... 5,180 55,985
Swedbank AB, Class A ................ 3,147 63,242
Truist Financial Corp. ................. 3,824 223,895
UniCredit SpA ...................... 2,857 43,916
United Overseas Bank Ltd. ............. 2,500 49,929
US Bancorp ....................... 3,699 207,773
Wells Fargo & Co. ................... 9,146 438,825
Westpac Banking Corp. ............... 10,669 165,514
Zions Bancorp NA ................... 462 29,180
7,092,729
Beverages — 0.9%
Anheuser-Busch InBev SA/NV ........... 1,693 102,071
Asahi Group Holdings Ltd. .............. 500 19,464
Carlsberg A/S, Class B ................ 122 21,063
Coca-Cola Co. (The) ................. 6,783 401,621
Coca-Cola Europacific Partners plc ........ 1,329 74,331
Coca-Cola HBC AG
(a)
................. 1,345 46,571
Constellation Brands, Inc., Class A ........ 40 10,039
Diageo plc ........................ 5,949 325,268
Heineken Holding NV ................. 687 63,345
Heineken NV ...................... 1,242 139,774
PepsiCo, Inc. ...................... 2,657 461,548
Pernod Ricard SA ................... 583 140,257
Treasury Wine Estates Ltd. ............. 2,396 21,603
1,826,955
Biotechnology — 1.3%
AbbVie, Inc. ....................... 5,714 773,676
Alnylam Pharmaceuticals, Inc.
(a)
.......... 73 12,379
Amgen, Inc. ....................... 1,919 431,717
Argenx SE
(a)
....................... 89 31,649

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Biogen, Inc.
(a)
...................... 521 $ 124,998
BioMarin Pharmaceutical, Inc.
(a)
.......... 208 18,377
CSL Ltd. .......................... 1,179 249,359
Exact Sciences Corp.
(a)
................ 183 14,243
Genmab A/S
(a)
...................... 100 39,915
Gilead Sciences, Inc. ................. 4,406 319,920
Horizon Therapeutics plc
(a)
............. 568 61,208
Incyte Corp.
(a)
...................... 690 50,646
Moderna, Inc.
(a)
..................... 1,164 295,633
Neurocrine Biosciences, Inc.
(a)
........... 108 9,198
Novavax, Inc.
(a)
..................... 60 8,584
Regeneron Pharmaceuticals, Inc.
(a)
........ 349 220,401
Seagen, Inc.
(a)
...................... 188 29,065
Vertex Pharmaceuticals, Inc.
(a)
........... 900 197,640
2,888,608
Building Products — 0.7%
Allegion plc ........................ 470 62,247
AO Smith Corp. ..................... 204 17,513
Assa Abloy AB, Class B ............... 3,316 101,075
Carrier Global Corp. .................. 3,537 191,847
Cie de Saint-Gobain .................. 1,119 78,718
Daikin Industries Ltd. ................. 600 135,911
Fortune Brands Home & Security, Inc. ...... 454 48,533
Geberit AG (Registered) ............... 58 47,278
Johnson Controls International plc ........ 3,115 253,281
Kingspan Group plc .................. 430 51,293
Lennox International, Inc. .............. 71 23,029
Lixil Corp. ......................... 300 8,003
Masco Corp. ....................... 1,487 104,417
Nibe Industrier AB, Class B ............. 5,720 86,429
Rockwool International A/S, Class B ....... 86 37,554
Trane Technologies plc ................ 1,056 213,344
1,460,472
Capital Markets — 1.7%
3i Group plc ....................... 1,913 37,501
Abrdn plc
(d)
........................ 3,688 12,016
Ameriprise Financial, Inc. .............. 493 148,718
Amundi SA
(b)(c)
...................... 477 39,345
ASX Ltd. ......................... 598 40,415
Bank of New York Mellon Corp. (The) ...... 1,855 107,738
Cboe Global Markets, Inc. .............. 113 14,735
Charles Schwab Corp. (The) ............ 3,739 314,450
CME Group, Inc. .................... 896 204,700
Credit Suisse Group AG (Registered) ...... 5,213 50,543
Daiwa Securities Group, Inc. ............ 5,900 33,294
Deutsche Bank AG (Registered)
(a)
......... 3,983 49,608
Deutsche Boerse AG ................. 507 84,656
EQT AB .......................... 894 48,464
Euronext NV
(b)(c)
..................... 156 16,218
Franklin Resources, Inc. ............... 350 11,721
Goldman Sachs Group, Inc. (The) ........ 849 324,785
Hargreaves Lansdown plc .............. 773 14,205
Hong Kong Exchanges & Clearing Ltd. ..... 2,100 122,816
Intercontinental Exchange, Inc. .......... 1,606 219,653
Invesco Ltd. ....................... 413 9,507
Japan Exchange Group, Inc. ............ 1,400 30,673
Julius Baer Group Ltd. ................ 267 17,855
London Stock Exchange Group plc ........ 749 70,459
Macquarie Group Ltd. ................. 929 138,872
MarketAxess Holdings, Inc. ............. 39 16,040
Moody's Corp.
(d)
..................... 392 153,107
Morgan Stanley ..................... 3,742 367,315
MSCI, Inc. ........................ 191 117,024
Nasdaq, Inc. ....................... 214 44,942
Security
Shares
Shares Value
Capital Markets (continued)
Nomura Holdings, Inc. ................ 11,100 $ 48,348
Northern Trust Corp. .................. 391 46,768
Partners Group Holding AG ............. 45 74,286
Raymond James Financial, Inc. .......... 228 22,891
S&P Global, Inc. .................... 673 317,609
SBI Holdings, Inc. ................... 400 10,910
Schroders plc ...................... 189 9,123
St. James's Place plc ................. 767 17,528
State Street Corp. ................... 754 70,122
T. Rowe Price Group, Inc. .............. 528 103,826
UBS Group AG (Registered) ............ 6,870 123,312
3,706,098
Chemicals — 1.0%
Air Liquide SA ...................... 1,220 212,773
Air Products & Chemicals, Inc. ........... 98 29,817
Akzo Nobel NV ..................... 726 79,762
Albemarle Corp. .................... 134 31,325
Arkema SA ........................ 332 46,860
Asahi Kasei Corp. ................... 3,100 29,203
BASF SE ......................... 3,435 241,087
Covestro AG
(b)(c)
..................... 451 27,758
Croda International plc ................ 179 24,518
Dow, Inc. ......................... 610 34,599
DuPont de Nemours, Inc. .............. 1,238 100,006
Ecolab, Inc. ....................... 672 157,645
Givaudan SA (Registered) .............. 15 78,699
International Flavors & Fragrances, Inc. ..... 662 99,730
Kansai Paint Co. Ltd. ................. 1,900 41,317
Linde plc ......................... 369 127,833
LyondellBasell Industries NV, Class A ...... 118 10,883
Mitsubishi Chemical Holdings Corp. ....... 1,400 10,384
Nippon Sanso Holdings Corp. ........... 900 19,685
Novozymes A/S, Class B ............... 305 25,044
Orica Ltd. ......................... 1,530 15,258
PPG Industries, Inc. .................. 606 104,499
Sherwin-Williams Co. (The) ............. 686 241,582
Shin-Etsu Chemical Co. Ltd. ............ 900 156,218
Sika AG (Registered) ................. 261 108,476
Solvay SA ......................... 713 82,891
Symrise AG ....................... 45 6,655
Umicore SA ....................... 385 15,706
2,160,213
Commercial Services & Supplies — 0.3%
Brambles Ltd. ...................... 5,043 39,014
Cintas Corp. ....................... 186 82,430
Copart, Inc.
(a)
...................... 861 130,545
Dai Nippon Printing Co. Ltd. ............ 400 10,067
Rentokil Initial plc
(d)
.................. 5,476 43,347
Republic Services, Inc. ................ 286 39,883
Rollins, Inc. ........................ 654 22,373
Secom Co. Ltd. ..................... 1,100 76,435
Securitas AB, Class B ................. 1,149 15,806
Sohgo Security Services Co. Ltd. ......... 300 11,921
TOPPAN, Inc. ...................... 600 11,259
Waste Connections, Inc. ............... 98 13,354
Waste Management, Inc. ............... 1,027 171,406
667,840
Construction & Engineering — 0.1%
Bouygues SA ...................... 563 20,153
Ferrovial SA ....................... 1,111 34,745
Kajima Corp. ....................... 900 10,343
Obayashi Corp. ..................... 1,400 10,835
Quanta Services, Inc. ................. 396 45,406

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Construction & Engineering (continued)
Skanska AB, Class B ................. 641 $ 16,564
Taisei Corp. ....................... 600 18,246
Vinci SA .......................... 1,201 126,844
283,136
Construction Materials — 0.1%
CRH plc .......................... 2,137 113,133
HeidelbergCement AG ................ 246 16,648
Holcim Ltd.
(a)
....................... 2,256 114,738
James Hardie Industries plc, CDI ......... 1,558 62,713
307,232
Consumer Finance — 0.3%
American Express Co. ................ 1,591 260,287
Capital One Financial Corp. ............. 1,090 158,148
Discover Financial Services ............. 639 73,843
Synchrony Financial .................. 1,099 50,983
543,261
Containers & Packaging — 0.5%
Avery Dennison Corp. ................. 888 192,314
Ball Corp. ......................... 2,833 272,733
Crown Holdings, Inc. ................. 2,025 224,006
Packaging Corp. of America ............ 699 95,169
Sealed Air Corp. .................... 1,188 80,154
Smurfit Kappa Group plc ............... 492 27,117
WestRock Co. ...................... 4,991 221,401
1,112,894
Distributors — 0.3%
Genuine Parts Co. ................... 2,132 298,906
LKQ Corp. ........................ 1,922 115,378
Pool Corp. ........................ 260 147,160
561,444
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B
(a)
....... 5,854 1,750,346
Equitable Holdings, Inc. ............... 680 22,297
Eurazeo SE ....................... 86 7,503
EXOR NV ......................... 48 4,297
Groupe Bruxelles Lambert SA ........... 640 71,480
Industrivarden AB, Class A ............. 872 27,707
Industrivarden AB, Class C ............. 1,101 34,495
Investor AB, Class A .................. 2,599 68,374
Investor AB, Class B .................. 6,493 162,931
Kinnevik AB, Class B
(a)
................ 631 22,435
L E Lundbergforetagen AB, Class B ....... 355 19,889
M&G plc .......................... 4,623 12,507
Mitsubishi HC Capital, Inc. .............. 2,300 11,379
ORIX Corp. ........................ 3,200 65,306
Sofina SA ......................... 73 35,858
Wendel SE ........................ 90 10,784
2,327,588
Diversified Telecommunication Services — 0.3%
AT&T, Inc. ......................... 2,426 59,680
BT Group plc
(a)
..................... 13,281 30,553
Cellnex Telecom SA
(b)(c)
................ 757 43,851
Deutsche Telekom AG (Registered) ....... 7,191 132,872
Koninklijke KPN NV .................. 3,478 10,810
Nippon Telegraph & Telephone Corp. ...... 2,400 65,636
Orange SA ........................ 3,324 35,508
Singapore Telecommunications Ltd. ....... 31,200 53,710
Spark New Zealand Ltd. ............... 7,977 24,669
Telefonica SA ...................... 5,627 24,400
Telenor ASA ....................... 2,992 47,031
Telia Co. AB ....................... 15,012 58,711
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Telstra Corp. Ltd. .................... 13,963 $ 42,436
Verizon Communications, Inc. ........... 1,682 87,397
717,264
Electric Utilities — 2.2%
AusNet Services Ltd. ................. 33,666 62,978
CK Infrastructure Holdings Ltd. ........... 20,000 127,424
Edison International .................. 4,751 324,256
Electricite de France SA ............... 4,002 47,069
Elia Group SA/NV ................... 817 107,685
Endesa SA ........................ 5,268 121,277
Enel SpA ......................... 29,976 239,691
Entergy Corp. ...................... 2,607 293,679
Eversource Energy .................. 3,961 360,372
Exelon Corp. ....................... 8,965 517,818
FirstEnergy Corp. ................... 6,326 263,098
Fortum OYJ ....................... 3,720 114,094
Iberdrola SA ....................... 23,303 275,907
Mercury NZ Ltd. ..................... 18,947 79,377
NextEra Energy, Inc. ................. 13,313 1,242,902
Orsted A/S
(b)(c)
...................... 737 94,385
SSE plc .......................... 6,981 156,062
Terna - Rete Elettrica Nazionale .......... 16,113 130,348
Verbund AG ....................... 539 60,575
4,618,997
Electrical Equipment — 0.2%
ABB Ltd. (Registered) ................. 316 12,044
Legrand SA ....................... 478 55,984
Mitsubishi Electric Corp. ............... 4,300 54,580
Nidec Corp. ....................... 700 82,806
Schneider Electric SE ................. 1,022 200,921
Siemens Energy AG
(a)
................. 436 11,124
Vestas Wind Systems A/S .............. 2,384 72,605
490,064
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp. ........................ 87 17,816
Halma plc ......................... 316 13,701
Hamamatsu Photonics KK .............. 400 25,548
Hexagon AB, Class B ................. 4,851 76,843
Keyence Corp. ..................... 400 251,503
Kyocera Corp. ...................... 600 37,516
Murata Manufacturing Co. Ltd. ........... 1,000 79,762
Trimble, Inc.
(a)
...................... 286 24,936
Venture Corp. Ltd. ................... 2,700 36,690
Zebra Technologies Corp., Class A
(a)
....... 89 52,973
617,288
Energy Equipment & Services — 0.1%
Baker Hughes Co. ................... 3,052 73,431
Halliburton Co. ..................... 2,338 53,470
Schlumberger NV ................... 4,523 135,464
262,365
Entertainment — 1.3%
Activision Blizzard, Inc. ................ 2,317 154,150
AMC Entertainment Holdings, Inc., Class A
(a)
. 1,575 42,840
Bollore SA ........................ 4,166 23,303
Electronic Arts, Inc. .................. 779 102,750
Embracer Group AB
(a)
................. 1,203 12,763
Liberty Media Corp. -Liberty Formula One,
Class C
(a)
....................... 442 27,952
Live Nation Entertainment, Inc.
(a)
......... 727 87,015
Netflix, Inc.
(a)
....................... 1,562 941,011
Nexon Co. Ltd. ..................... 800 15,469
Nintendo Co. Ltd. .................... 300 140,357

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Entertainment (continued)
Sea Ltd., ADR
(a)
..................... 317 $ 70,916
Take-Two Interactive Software, Inc.
(a)
....... 236 41,942
Universal Music Group NV ............. 2,057 58,032
Walt Disney Co. (The)
(a)
............... 6,372 986,959
2,705,459
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc. ....... 476 106,129
American Tower Corp. ................ 1,421 415,642
Ascendas REIT ..................... 23,300 51,050
AvalonBay Communities, Inc. ........... 415 104,825
Boston Properties, Inc. ................ 419 48,260
British Land Co. plc (The) .............. 759 5,481
CapitaLand Integrated Commercial Trust .... 22,122 33,470
Covivio .......................... 84 6,895
Crown Castle International Corp. ......... 1,419 296,202
Daiwa House REIT Investment Corp. ...... 8 24,235
Dexus ........................... 3,081 24,913
Digital Realty Trust, Inc. ............... 950 168,026
Duke Realty Corp. ................... 925 60,717
Equinix, Inc.
(d)
...................... 289 244,448
Equity Residential ................... 1,008 91,224
Essex Property Trust, Inc. .............. 190 66,924
Extra Space Storage, Inc. .............. 364 82,530
Federal Realty Investment Trust .......... 199 27,128
Gecina SA ........................ 117 16,372
GLP J-Reit ........................ 12 20,742
Goodman Group .................... 4,419 85,184
GPT Group (The) .................... 5,363 21,147
Healthpeak Properties, Inc. ............. 1,430 51,609
Host Hotels & Resorts, Inc.
(a)
............ 1,600 27,824
Invitation Homes, Inc. ................. 304 13,783
Iron Mountain, Inc.
(d)
.................. 725 37,939
Japan Metropolitan Fund Invest .......... 12 10,338
Japan Real Estate Investment Corp. ....... 5 28,383
Kimco Realty Corp. .................. 1,746 43,039
Klepierre SA ....................... 302 7,146
Land Securities Group plc .............. 1,619 17,087
Link REIT ......................... 6,100 53,737
Mapletree Commercial Trust ............ 13,000 19,444
Mapletree Logistics Trust .............. 13,999 19,743
Medical Properties Trust, Inc. ............ 394 9,310
Mid-America Apartment Communities, Inc. ... 304 69,750
Mirvac Group ...................... 7,959 16,847
Nippon Building Fund, Inc. .............. 4 23,299
Nippon Prologis REIT, Inc. .............. 3 10,604
Nomura Real Estate Master Fund, Inc. ..... 13 18,295
Orion Office REIT, Inc.
(a)
............... 123 2,296
Orix JREIT, Inc. ..................... 4 6,253
Prologis, Inc. ....................... 2,274 382,851
Public Storage ...................... 482 180,538
Realty Income Corp. .................. 1,701 121,775
Regency Centers Corp. ............... 261 19,666
SBA Communications Corp. ............ 326 126,821
Scentre Group ...................... 10,526 24,214
Segro plc ......................... 2,663 51,827
Simon Property Group, Inc. ............. 915 146,190
Stockland ......................... 6,386 19,701
UDR, Inc. ......................... 664 39,833
Unibail-Rodamco-Westfield
(a)
............ 217 15,186
Ventas, Inc. ....................... 1,114 56,948
Vicinity Centres ..................... 6,806 8,370
Vornado Realty Trust ................. 268 11,218
Welltower, Inc. ...................... 1,306 112,016
Weyerhaeuser Co. ................... 2,074 85,407
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
WP Carey, Inc. ..................... 242 $ 19,856
3,910,687
Food & Staples Retailing — 0.6%
Aeon Co. Ltd. ...................... 200 4,713
Carrefour SA ....................... 470 8,617
Coles Group Ltd. .................... 3,904 50,940
Costco Wholesale Corp. ............... 1,158 657,397
Endeavour Group Ltd. ................ 2,011 9,869
HelloFresh SE
(a)
..................... 510 39,085
Jeronimo Martins SGPS SA ............. 3,101 70,963
Koninklijke Ahold Delhaize NV ........... 5,428 186,269
Ocado Group plc
(a)
................... 859 19,543
Walmart, Inc. ....................... 1,011 146,282
Woolworths Group Ltd. ................ 3,001 82,958
1,276,636
Food Products — 0.5%
Associated British Foods plc ............ 702 19,216
Barry Callebaut AG (Registered) .......... 3 7,283
Danone SA ........................ 986 61,289
JDE Peet's NV
(a)
.................... 396 12,257
Kerry Group plc, Class A ............... 268 34,576
Kikkoman Corp. ..................... 300 25,263
Lamb Weston Holdings, Inc. ............ 413 26,176
Mondelez International, Inc., Class A ....... 564 37,399
Mowi ASA ......................... 1,183 27,998
Nestle SA (Registered) ................ 6,160 860,043
Orkla ASA ......................... 2,548 25,540
1,137,040
Gas Utilities — 0.3%
APA Group
(e)
....................... 15,645 114,456
Atmos Energy Corp. .................. 574 60,138
Hong Kong & China Gas Co. Ltd. ......... 23,732 37,016
Naturgy Energy Group SA .............. 4,729 153,812
Osaka Gas Co. Ltd. .................. 4,900 81,042
Snam SpA ........................ 24,859 149,730
Tokyo Gas Co. Ltd. .................. 3,300 59,236
UGI Corp. ......................... 958 43,982
699,412
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories .................. 4,922 692,722
Alcon, Inc. ........................ 853 75,239
Align Technology, Inc.
(a)
................ 84 55,203
Baxter International, Inc. ............... 1,726 148,160
Becton Dickinson and Co. .............. 455 114,423
Boston Scientific Corp.
(a)
............... 2,100 89,208
Carl Zeiss Meditec AG ................ 138 28,949
Cochlear Ltd. ...................... 81 12,713
Coloplast A/S, Class B ................ 155 27,292
DexCom, Inc.
(a)
..................... 135 72,488
Edwards Lifesciences Corp.
(a)
........... 870 112,709
Fisher & Paykel Healthcare Corp. Ltd. ...... 1,702 38,131
Hoya Corp. ........................ 900 133,553
IDEXX Laboratories, Inc.
(a)
.............. 89 58,603
Intuitive Surgical, Inc.
(a)
................ 611 219,532
Koninklijke Philips NV ................. 1,926 71,284
Medtronic plc ...................... 2,767 286,246
Olympus Corp. ..................... 2,500 57,568
ResMed, Inc. ...................... 108 28,132
Siemens Healthineers AG
(b)(c)
............ 1,054 78,586
Smith & Nephew plc .................. 1,828 31,903
Sonova Holding AG (Registered) ......... 43 16,804
Straumann Holding AG (Registered) ....... 9 19,031
Stryker Corp. ...................... 538 143,872

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Sysmex Corp. ...................... 400 $ 53,993
Terumo Corp. ...................... 1,500 63,361
Zimmer Biomet Holdings, Inc. ........... 69 8,766
2,738,471
Health Care Providers & Services — 1.1%
Anthem, Inc. ....................... 647 299,910
Centene Corp.
(a)
.................... 1,557 128,297
Cigna Corp. ....................... 526 120,785
CVS Health Corp. ................... 1,222 126,062
Fresenius Medical Care AG & Co. KGaA .... 772 50,048
Fresenius SE & Co. KGaA .............. 1,288 51,769
Humana, Inc. ...................... 351 162,815
Ramsay Health Care Ltd. .............. 363 18,865
Ryman Healthcare Ltd. ................ 1,371 11,496
Sonic Healthcare Ltd. ................. 824 27,947
UnitedHealth Group, Inc. ............... 2,605 1,308,075
2,306,069
Health Care Technology — 0.0%
M3, Inc. .......................... 1,100 55,463
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A
(a)
................. 352 58,605
Aristocrat Leisure Ltd. ................. 709 22,491
Booking Holdings, Inc.
(a)
............... 154 369,481
Caesars Entertainment, Inc.
(a)
........... 843 78,846
Carnival Corp.
(a)
..................... 5,349 107,622
Chipotle Mexican Grill, Inc.
(a)
............ 69 120,629
Compass Group plc
(a)
................. 5,379 121,101
Darden Restaurants, Inc. .............. 223 33,593
Domino's Pizza, Inc. .................. 52 29,345
DraftKings, Inc., Class A
(a)
.............. 705 19,366
Entain plc
(a)
........................ 891 20,365
Evolution AB
(b)(c)
..................... 463 65,441
Expedia Group, Inc.
(a)
................. 575 103,914
Flutter Entertainment plc
(a)
.............. 405 64,117
Hilton Worldwide Holdings, Inc.
(a)
......... 1,072 167,221
InterContinental Hotels Group plc
(a)
........ 459 29,674
La Francaise des Jeux SAEM
(b)(c)
......... 301 13,340
Las Vegas Sands Corp.
(a)
.............. 210 7,904
Marriott International, Inc., Class A
(a)
....... 1,052 173,833
McDonald's Corp. ................... 1,997 535,336
MGM Resorts International ............. 1,583 71,045
Norwegian Cruise Line Holdings Ltd.
(a)
...... 1,053 21,839
Oriental Land Co. Ltd. ................ 500 84,314
Penn National Gaming, Inc.
(a)
............ 473 24,525
Royal Caribbean Cruises Ltd.
(a)
.......... 960 73,824
Sodexo SA
(a)
....................... 591 51,812
Starbucks Corp. ..................... 2,850 333,365
Vail Resorts, Inc. .................... 87 28,527
Wynn Resorts Ltd.
(a)
.................. 459 39,033
Yum! Brands, Inc. ................... 718 99,702
2,970,210
Household Durables — 1.0%
DR Horton, Inc. ..................... 4,836 524,464
Leggett & Platt, Inc. .................. 380 15,641
Lennar Corp., Class A
(d)
............... 4,120 478,579
NVR, Inc.
(a)
........................ 61 360,441
Panasonic Corp. .................... 2,900 31,879
PulteGroup, Inc. .................... 5,246 299,862
Sony Corp. ........................ 2,900 366,207
2,077,073
Security
Shares
Shares Value
Household Products — 0.3%
Essity AB, Class B ................... 725 $ 23,653
Henkel AG & Co. KGaA ............... 150 11,693
Procter & Gamble Co. (The) ............ 2,752 450,172
Reckitt Benckiser Group plc ............. 1,923 165,539
Unicharm Corp. ..................... 200 8,701
659,758
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis SA .................. 2,367 58,861
Meridian Energy Ltd. ................. 18,233 60,520
Uniper SE ......................... 2,636 125,158
244,539
Industrial Conglomerates — 0.3%
3M Co. ........................... 612 108,709
CK Hutchison Holdings Ltd. ............. 13,500 86,919
Hitachi Ltd. ........................ 1,800 97,512
Investment AB Latour, Class B ........... 536 21,777
Lifco AB, Class B .................... 1,737 51,882
Siemens AG (Registered) .............. 1,533 265,520
Smiths Group plc .................... 1,038 22,218
Toshiba Corp. ...................... 800 32,919
687,456
Insurance — 3.2%
Admiral Group plc ................... 394 16,865
Aegon NV ......................... 4,720 23,466
Aflac, Inc. ......................... 3,593 209,795
Ageas SA ......................... 382 19,783
AIA Group Ltd. ..................... 29,200 294,711
Alleghany Corp.
(a)
.................... 116 77,440
Allianz SE (Registered) ................ 1,092 257,558
Allstate Corp. (The) .................. 2,129 250,477
American Financial Group, Inc. .......... 492 67,561
American International Group, Inc. ........ 2,455 139,591
Aon plc, Class A .................... 1,314 394,936
Arch Capital Group Ltd.
(a)
.............. 2,232 99,212
Arthur J Gallagher & Co. ............... 1,494 253,487
Assicurazioni Generali SpA ............. 1,724 36,436
Assurant, Inc. ...................... 227 35,380
Athene Holding Ltd., Class A
(a)
........... 665 55,415
Aviva plc ......................... 10,521 58,646
AXA SA .......................... 6,007 178,788
Baloise Holding AG (Registered) ......... 176 28,726
Brown & Brown, Inc. .................. 2,222 156,162
Cincinnati Financial Corp. .............. 1,001 114,044
CNP Assurances .................... 858 21,223
Dai-ichi Life Holdings, Inc. .............. 2,300 46,391
Erie Indemnity Co., Class A ............. 407 78,413
Everest Re Group Ltd. ................ 407 111,485
Fidelity National Financial, Inc. ........... 1,691 88,236
Gjensidige Forsikring ASA .............. 1,391 33,747
Globe Life, Inc. ..................... 462 43,299
Hannover Rueck SE .................. 359 68,065
Hartford Financial Services Group, Inc. (The) . 2,428 167,629
Insurance Australia Group Ltd. ........... 8,029 24,882
Japan Post Holdings Co. Ltd.
(a)
........... 9,400 73,229
Japan Post Insurance Co. Ltd. ........... 800 12,851
Legal & General Group plc ............. 12,200 49,267
Lincoln National Corp. ................ 853 58,226
Loews Corp. ....................... 2,033 117,426
Markel Corp.
(a)
...................... 57 70,338
Marsh & McLennan Cos., Inc. ........... 2,298 399,438
Medibank Pvt Ltd. ................... 8,538 20,795
MetLife, Inc. ....................... 4,108 256,709
MS&AD Insurance Group Holdings, Inc. .... 2,100 64,664

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 423 $ 124,873
NN Group NV ...................... 1,502 81,229
Phoenix Group Holdings plc ............ 2,262 20,023
Principal Financial Group, Inc. ........... 1,139 82,384
Progressive Corp. (The) ............... 3,866 396,845
Prudential Financial, Inc. ............... 1,724 186,606
Prudential plc ...................... 6,028 104,241
QBE Insurance Group Ltd. ............. 2,518 20,793
Sampo OYJ, Class A ................. 1,041 52,100
Sompo Holdings, Inc. ................. 1,400 59,043
Suncorp Group Ltd. .................. 4,945 39,813
Swiss Life Holding AG (Registered) ........ 66 40,325
Swiss Re AG ....................... 719 70,975
T&D Holdings, Inc. ................... 1,600 20,441
Tokio Marine Holdings, Inc. ............. 2,300 128,040
Travelers Cos., Inc. (The) .............. 1,773 277,350
Tryg A/S .......................... 1,628 40,175
Willis Towers Watson plc ............... 932 221,341
WR Berkley Corp. ................... 1,545 127,293
Zurich Insurance Group AG ............. 386 169,099
6,837,781
Interactive Media & Services — 3.5%
Adevinta ASA
(a)
..................... 1,107 14,705
Alphabet, Inc., Class A
(a)
............... 855 2,476,969
Alphabet, Inc., Class C
(a)
............... 803 2,323,553
Auto Trader Group plc
(b)(c)
.............. 2,209 22,123
Facebook, Inc., Class A
(a)
.............. 6,763 2,274,735
Match Group, Inc.
(a)
.................. 834 110,297
Pinterest, Inc., Class A
(a)
............... 240 8,724
REA Group Ltd. ..................... 242 29,510
Scout24 AG
(b)(c)
..................... 126 8,798
SEEK Ltd. ........................ 937 22,338
Snap, Inc., Class A
(a)
................. 406 19,094
Twitter, Inc.
(a)
....................... 2,431 105,068
Z Holdings Corp. .................... 6,100 35,197
7,451,111
Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.
(a)
.................. 1,387 4,624,730
Chewy, Inc., Class A
(a)(d)
............... 651 38,389
Delivery Hero SE
(a)(b)(c)
................. 505 55,899
DoorDash, Inc., Class A
(a)
.............. 706 105,123
eBay, Inc. ......................... 3,401 226,167
Etsy, Inc.
(a)
........................ 711 155,666
Fiverr International Ltd.
(a)
............... 84 9,551
Just Eat Takeaway.com NV
(a)(b)(c)
.......... 453 24,612
MercadoLibre, Inc.
(a)
.................. 40 53,936
Mercari, Inc.
(a)
...................... 300 15,263
Prosus NV
(a)
....................... 2,386 197,621
Rakuten Group, Inc. .................. 2,900 29,096
Wayfair, Inc., Class A
(a)
................ 302 57,371
Zalando SE
(a)(b)(c)
.................... 657 52,926
ZOZO, Inc. ........................ 300 9,354
5,655,704
IT Services — 2.6%
Accenture plc, Class A ................ 1,781 738,314
Adyen NV
(a)(b)(c)
..................... 45 118,125
Afterpay Ltd.
(a)
...................... 461 27,829
Akamai Technologies, Inc.
(a)
............. 436 51,029
Amadeus IT Group SA
(a)
............... 928 62,792
Automatic Data Processing, Inc. .......... 1,235 304,526
Broadridge Financial Solutions, Inc. ....... 200 36,564
Capgemini SE ...................... 403 98,768
Security
Shares
Shares Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A 1,417 $ 125,716
DXC Technology Co.
(a)
................ 717 23,080
Edenred .......................... 305 14,084
Fidelity National Information Services, Inc. ... 1,742 190,139
Fiserv, Inc.
(a)
....................... 1,596 165,649
Fujitsu Ltd. ........................ 400 68,731
Gartner, Inc.
(a)
...................... 228 76,225
Global Payments, Inc. ................ 757 102,331
GMO Payment Gateway, Inc. ............ 100 12,453
International Business Machines Corp. ..... 2,606 348,318
Jack Henry & Associates, Inc. ........... 78 13,025
Mastercard, Inc., Class A ............... 2,568 922,734
NEC Corp. ........................ 300 13,872
Nexi SpA
(a)(b)(c)
...................... 760 12,043
Nomura Research Institute Ltd. .......... 800 34,201
NTT Data Corp. ..................... 2,200 47,193
Obic Co. Ltd. ....................... 300 56,145
Otsuka Corp. ...................... 600 28,610
Paychex, Inc. ...................... 703 95,959
PayPal Holdings, Inc.
(a)
................ 3,368 635,137
SCSK Corp. ....................... 700 13,932
Snowflake, Inc., Class A
(a)
.............. 31 10,501
Square, Inc., Class A
(a)
................ 25 4,038
TIS, Inc. .......................... 500 14,868
Twilio, Inc., Class A
(a)
................. 52 13,694
VeriSign, Inc.
(a)
..................... 167 42,388
Visa, Inc., Class A ................... 4,835 1,047,793
Wix.com Ltd.
(a)(d)
.................... 331 52,228
Worldline SA
(a)(b)(c)
................... 969 53,935
5,676,969
Leisure Products — 0.2%
Bandai Namco Holdings, Inc. ............ 300 23,457
Hasbro, Inc. ....................... 1,223 124,477
Peloton Interactive, Inc., Class A
(a)
........ 3,115 111,392
Shimano, Inc. ...................... 200 53,264
Yamaha Corp. ...................... 200 9,867
322,457
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A
(a)
........... 87 12,959
Agilent Technologies, Inc. .............. 912 145,601
Avantor, Inc.
(a)
...................... 1,483 62,494
Bio-Rad Laboratories, Inc., Class A
(a)
....... 83 62,712
Bio-Techne Corp. .................... 123 63,633
Charles River Laboratories International, Inc.
(a)
115 43,330
Danaher Corp. ..................... 1,862 612,617
Eurofins Scientific SE ................. 309 38,282
Illumina, Inc.
(a)
...................... 503 191,361
IQVIA Holdings, Inc.
(a)
................. 637 179,723
Lonza Group AG (Registered) ........... 152 126,553
Mettler-Toledo International, Inc.
(a)
........ 76 128,988
PerkinElmer, Inc. .................... 414 83,239
QIAGEN NV
(a)
...................... 624 34,601
Sartorius Stedim Biotech ............... 45 24,714
Thermo Fisher Scientific, Inc. ............ 1,230 820,705
Waters Corp.
(a)
..................... 191 71,167
West Pharmaceutical Services, Inc. ....... 157 73,635
2,776,314
Machinery — 1.0%
Alfa Laval AB ...................... 878 35,269
Alstom SA ........................ 314 11,150
Atlas Copco AB, Class A ............... 747 51,618
Atlas Copco AB, Class B ............... 1,338 78,595
Caterpillar, Inc. ..................... 649 134,174

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Machinery (continued)
Cummins, Inc. ...................... 183 $ 39,920
Daimler Truck Holding AG
(a)
............. 1,035 38,049
Deere & Co. ....................... 707 242,423
Dover Corp. ....................... 124 22,518
Epiroc AB, Class B ................... 822 17,383
FANUC Corp. ...................... 300 63,769
Hoshizaki Corp. ..................... 200 15,048
Husqvarna AB, Class B ................ 498 7,963
IDEX Corp. ........................ 88 20,796
Illinois Tool Works, Inc.
(d)
............... 776 191,517
Ingersoll Rand, Inc. .................. 232 14,354
Komatsu Ltd. ...................... 1,900 44,433
Kone OYJ, Class B .................. 421 30,210
Kornit Digital Ltd.
(a)
................... 138 21,011
Kubota Corp. ...................... 2,900 64,485
Makita Corp. ....................... 1,000 42,450
Mitsubishi Heavy Industries Ltd. .......... 400 9,248
Otis Worldwide Corp. ................. 248 21,593
PACCAR, Inc. ...................... 667 58,869
Parker-Hannifin Corp. ................. 122 38,811
Rational AG ....................... 15 15,341
Sandvik AB ........................ 3,634 101,292
Schindler Holding AG (Registered) ........ 33 8,819
SKF AB, Class B .................... 1,135 26,842
SMC Corp. ........................ 100 67,586
Snap-on, Inc. ...................... 55 11,846
Spirax-Sarco Engineering plc ............ 183 39,826
Stanley Black & Decker, Inc. ............ 300 56,586
Techtronic Industries Co. Ltd. ............ 4,500 89,707
Toyota Industries Corp. ................ 700 55,995
Volvo AB, Class A ................... 1,449 33,990
Volvo AB, Class B ................... 5,586 129,185
Wartsila OYJ Abp .................... 762 10,688
Xylem, Inc. ........................ 637 76,389
Yaskawa Electric Corp. ................ 400 19,626
2,059,374
Marine — 0.1%
AP Moller - Maersk A/S, Class A .......... 16 53,081
Kuehne + Nagel International AG (Registered) 27 8,695
Nippon Yusen KK .................... 200 15,251
SITC International Holdings Co. Ltd. ....... 7,000 25,317
102,344
Media — 0.9%
Cable One, Inc. ..................... 23 40,559
Charter Communications, Inc., Class A
(a)
.... 566 369,015
Comcast Corp., Class A ............... 16,730 842,021
CyberAgent, Inc. .................... 500 8,335
Dentsu Group, Inc. ................... 300 10,678
Discovery, Inc., Class A
(a)
.............. 1,044 24,576
Discovery, Inc., Class C
(a)
.............. 1,836 42,044
DISH Network Corp., Class A
(a)
.......... 1,019 33,056
Fox Corp., Class A ................... 1,031 38,044
Fox Corp., Class B ................... 417 14,291
Informa plc
(a)
....................... 3,335 23,350
Interpublic Group of Cos., Inc. (The) ....... 1,970 73,777
Liberty Broadband Corp.
(a)
.............. 120 19,308
Liberty Broadband Corp., Class C
(a)
....... 314 50,585
Liberty Media Corp.-Liberty SiriusXM, Class C
(a)
560 28,476
News Corp., Class A .................. 1,526 34,045
News Corp., Class B ................. 347 7,808
Omnicom Group, Inc.
(d)
................ 1,223 89,609
Pearson plc ....................... 1,523 12,634
Publicis Groupe SA .................. 391 26,343
Schibsted ASA, Class A ............... 248 9,561
Security
Shares
Shares Value
Media (continued)
Schibsted ASA, Class B ............... 342 $ 11,534
Sirius XM Holdings, Inc.
(d)
.............. 8,698 55,232
ViacomCBS, Inc. .................... 3,225 97,331
Vivendi SE ........................ 2,057 27,825
WPP plc .......................... 1,961 29,862
2,019,899
Metals & Mining — 0.5%
Antofagasta plc ..................... 6,673 121,363
ArcelorMittal SA ..................... 1,451 46,546
BlueScope Steel Ltd. ................. 2,392 36,517
Boliden AB ........................ 1,599 61,657
Evraz plc ......................... 1,626 13,294
Fortescue Metals Group Ltd. ............ 1,230 17,290
Glencore plc
(a)
...................... 31,280 159,380
Hitachi Metals Ltd.
(a)
.................. 800 14,823
Newcrest Mining Ltd. ................. 3,809 68,220
Nippon Steel Corp. ................... 1,600 26,138
Norsk Hydro ASA .................... 8,525 67,080
Nucor Corp. ....................... 61 6,963
Rio Tinto Ltd. ...................... 1,032 75,307
Rio Tinto plc ....................... 2,722 179,506
South32 Ltd. ....................... 25,947 75,884
Sumitomo Metal Mining Co. Ltd. .......... 1,700 64,387
voestalpine AG ..................... 277 10,050
1,044,405
Multiline Retail — 0.5%
Dollar General Corp. ................. 1,320 311,296
Dollar Tree, Inc.
(a)
.................... 1,427 200,522
Pan Pacific International Holdings Corp. .... 1,100 15,162
Target Corp. ....................... 2,307 533,932
Wesfarmers Ltd. .................... 1,302 56,177
1,117,089
Multi-Utilities — 1.1%
Consolidated Edison, Inc. .............. 5,009 427,368
E.ON SE ......................... 16,895 234,797
Engie SA ......................... 11,378 168,456
National Grid plc .................... 20,234 291,760
Public Service Enterprise Group, Inc. ...... 8,893 593,430
Sempra Energy ..................... 3,381 447,239
Suez SA .......................... 4,458 100,544
Veolia Environnement SA .............. 3,378 124,053
2,387,647
Oil, Gas & Consumable Fuels — 2.1%
Aker BP ASA ....................... 416 12,791
Ampol Ltd. ........................ 1,044 22,543
APA Corp. ........................ 1,076 28,934
BP plc ........................... 60,980 273,228
Chevron Corp. ...................... 6,882 807,603
ConocoPhillips ..................... 4,221 304,672
Coterra Energy, Inc. .................. 2,282 43,358
Devon Energy Corp. .................. 1,586 69,863
Diamondback Energy, Inc. .............. 380 40,983
ENEOS Holdings, Inc. ................ 16,900 63,135
Eni SpA .......................... 8,007 111,280
EOG Resources, Inc. ................. 1,640 145,681
Equinor ASA ....................... 3,781 100,118
Exxon Mobil Corp. ................... 12,049 737,278
Galp Energia SGPS SA ............... 3,633 35,252
Hess Corp. ........................ 990 73,290
Idemitsu Kosan Co. Ltd. ............... 1,400 35,728
Inpex Corp. ........................ 3,200 27,826
Kinder Morgan, Inc. .................. 5,476 86,849
Lundin Energy AB ................... 1,084 38,788

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp. ................... 2,244 $ 36,846
Marathon Petroleum Corp. ............. 1,793 114,734
Neste OYJ ........................ 1,141 56,155
Occidental Petroleum Corp. ............. 3,090 89,579
OMV AG ......................... 593 33,536
ONEOK, Inc. ....................... 1,252 73,568
Phillips 66 ......................... 1,231 89,198
Pioneer Natural Resources Co. .......... 819 148,960
Repsol SA ........................ 6,126 72,551
Santos Ltd. ........................ 3,391 15,621
TOTAL SE ........................ 8,527 434,026
Valero Energy Corp. .................. 1,897 142,484
Williams Cos., Inc. (The) ............... 6,988 181,968
Woodside Petroleum Ltd. .............. 2,304 36,730
4,585,156
Paper & Forest Products — 0.0%
Mondi plc ......................... 2,422 60,075
Personal Products — 0.3%
L'Oreal SA ........................ 629 299,915
Shiseido Co. Ltd. .................... 300 16,736
Unilever plc ........................ 6,695 359,065
675,716
Pharmaceuticals — 4.5%
Astellas Pharma, Inc. ................. 4,400 71,612
AstraZeneca plc .................... 3,604 420,837
Bristol-Myers Squibb Co. ............... 11,127 693,768
Catalent, Inc.
(a)
..................... 1,275 163,238
Chugai Pharmaceutical Co. Ltd. .......... 1,900 61,932
Daiichi Sankyo Co. Ltd. ................ 4,200 106,896
Eisai Co. Ltd. ...................... 600 34,061
Elanco Animal Health, Inc.
(a)
............. 2,825 80,174
Eli Lilly & Co. ...................... 3,648 1,007,651
GlaxoSmithKline plc .................. 12,613 274,620
Hikma Pharmaceuticals plc ............. 246 7,388
Jazz Pharmaceuticals plc
(a)
............. 466 59,368
Johnson & Johnson .................. 9,012 1,541,683
Kyowa Kirin Co. Ltd. .................. 600 16,359
Merck & Co., Inc. .................... 11,037 845,876
Merck KGaA ....................... 341 87,725
Novartis AG (Registered) .............. 4,901 430,661
Novo Nordisk A/S, Class B ............. 3,519 395,275
Ono Pharmaceutical Co. Ltd. ............ 900 22,370
Organon & Co. ..................... 722 21,985
Otsuka Holdings Co. Ltd. .............. 900 32,743
Pfizer, Inc. ........................ 23,458 1,385,195
Roche Holding AG ................... 1,677 700,990
Royalty Pharma plc, Class A ............ 1,121 44,672
Sanofi ........................... 2,658 266,714
Shionogi & Co. Ltd. .................. 500 35,173
Takeda Pharmaceutical Co. Ltd. .......... 4,500 122,887
Teva Pharmaceutical Industries Ltd., ADR
(a)
.. 3,810 30,518
UCB SA .......................... 118 13,467
Viatris, Inc. ........................ 10,790 145,989
Zoetis, Inc. ........................ 2,433 593,725
9,715,552
Professional Services — 0.5%
Adecco Group AG (Registered) .......... 1,021 52,027
Clarivate plc
(a)
...................... 301 7,079
CoStar Group, Inc.
(a)
.................. 96 7,587
Equifax, Inc.
(d)
...................... 334 97,792
Experian plc ....................... 1,782 87,774
IHS Markit Ltd. ..................... 1,104 146,744
Intertek Group plc ................... 153 11,672
Security
Shares
Shares Value
Professional Services (continued)
Nielsen Holdings plc .................. 1,021 $ 20,941
Nihon M&A Center Holdings, Inc. ......... 700 17,170
Randstad NV ...................... 544 37,110
Recruit Holdings Co. Ltd. .............. 3,200 194,738
RELX plc ......................... 6,656 217,298
Robert Half International, Inc. ............ 230 25,650
Teleperformance .................... 142 63,485
Verisk Analytics, Inc. .................. 360 82,343
Wolters Kluwer NV ................... 863 101,576
1,170,986
Real Estate Management & Development — 0.4%
Aroundtown SA ..................... 3,354 20,233
Azrieli Group Ltd. .................... 444 42,362
Capitaland Investment Ltd.
(a)
............ 9,100 23,009
CBRE Group, Inc., Class A
(a)
............ 881 95,597
CK Asset Holdings Ltd. ................ 6,500 41,002
Daito Trust Construction Co. Ltd. ......... 100 11,472
Daiwa House Industry Co. Ltd. ........... 1,800 51,730
ESR Cayman Ltd.
(a)(b)(c)
................ 2,400 8,118
Fastighets AB Balder, Class B
(a)
.......... 364 26,195
Hang Lung Properties Ltd. .............. 3,000 6,171
Henderson Land Development Co. Ltd. ..... 10,000 42,656
Hongkong Land Holdings Ltd. ........... 3,300 17,159
Hulic Co. Ltd. ...................... 1,200 11,411
LEG Immobilien SE .................. 190 26,490
Lendlease Corp. Ltd.
(e)
................ 1,811 14,102
Mitsubishi Estate Co. Ltd. .............. 4,500 62,426
Mitsui Fudosan Co. Ltd. ............... 2,400 47,570
New World Development Co. Ltd. ......... 7,000 27,715
Sino Land Co. Ltd. ................... 8,000 9,961
Sumitomo Realty & Development Co. Ltd. ... 900 26,533
Sun Hung Kai Properties Ltd. ............ 5,500 66,738
Swire Pacific Ltd., Class A .............. 500 2,844
Swire Properties Ltd. ................. 4,400 11,030
Swiss Prime Site AG (Registered) ......... 266 26,113
UOL Group Ltd. ..................... 5,600 29,477
Vonovia SE ........................ 1,865 102,766
Wharf Real Estate Investment Co. Ltd. ..... 3,000 15,244
866,124
Road & Rail — 1.0%
AMERCO ......................... 50 36,311
Aurizon Holdings Ltd. ................. 3,166 8,044
Canadian Pacific Railway Ltd. ........... 2,278 163,879
Central Japan Railway Co. ............. 300 39,922
CSX Corp. ........................ 9,471 356,110
East Japan Railway Co. ............... 700 43,033
Hankyu Hanshin Holdings, Inc. ........... 700 19,893
JB Hunt Transport Services, Inc. ......... 472 96,477
Keio Corp. ........................ 300 13,237
Knight-Swift Transportation Holdings, Inc. ... 394 24,010
Lyft, Inc., Class A
(a)
................... 1,076 45,977
MTR Corp. Ltd. ..................... 9,500 50,997
Nippon Express Co. Ltd.
(f)
.............. 100 5,902
Norfolk Southern Corp. ................ 1,096 326,290
Odakyu Electric Railway Co. Ltd. ......... 700 13,014
Old Dominion Freight Line, Inc. .......... 450 161,271
Tobu Railway Co. Ltd. ................. 400 9,128
Tokyu Corp. ....................... 1,000 13,294
Uber Technologies, Inc.
(a)
.............. 3,171 132,960
Union Pacific Corp. .................. 2,565 646,200
West Japan Railway Co. ............... 400 16,729
2,222,678

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc.
(a)
.......... 2,422 $ 348,526
Advantest Corp. ..................... 200 18,940
Analog Devices, Inc. .................. 1,433 251,878
Applied Materials, Inc. ................ 2,732 429,908
ASM International NV ................. 156 68,861
ASML Holding NV ................... 674 539,888
Broadcom, Inc. ..................... 1,022 680,049
Enphase Energy, Inc.
(a)
................ 427 78,115
Entegris, Inc. ....................... 548 75,942
Infineon Technologies AG .............. 3,359 154,643
Intel Corp. ........................ 8,008 412,412
KLA Corp. ......................... 225 96,775
Lam Research Corp. ................. 419 301,324
Lasertec Corp. ..................... 100 30,630
Microchip Technology, Inc. .............. 1,488 129,545
Micron Technology, Inc. ................ 1,921 178,941
NVIDIA Corp. ...................... 5,929 1,743,778
NXP Semiconductors NV .............. 1,105 251,697
QUALCOMM, Inc. ................... 1,826 333,921
Renesas Electronics Corp.
(a)
............ 3,300 40,988
Rohm Co. Ltd. ...................... 100 9,097
SolarEdge Technologies, Inc.
(a)
........... 157 44,050
STMicroelectronics NV ................ 1,377 67,714
Teradyne, Inc. ...................... 87 14,227
Texas Instruments, Inc. ................ 2,013 379,390
Tokyo Electron Ltd. .................. 200 115,115
Xilinx, Inc. ......................... 573 121,493
6,917,847
Software — 5.5%
Adobe, Inc.
(a)
....................... 1,395 791,049
ANSYS, Inc.
(a)
...................... 278 111,511
Autodesk, Inc.
(a)
..................... 635 178,556
Cadence Design Systems, Inc.
(a)
......... 613 114,233
Ceridian HCM Holding, Inc.
(a)
............ 458 47,843
Check Point Software Technologies Ltd.
(a)
... 828 96,512
Citrix Systems, Inc. .................. 305 28,850
CyberArk Software Ltd.
(a)
............... 103 17,848
Dassault Systemes SE ................ 1,967 116,732
Dynatrace, Inc.
(a)
.................... 623 37,598
Fortinet, Inc.
(a)
...................... 373 134,056
Intuit, Inc. ......................... 771 495,923
Microsoft Corp. ..................... 20,990 7,059,357
Nice Ltd.
(a)
........................ 275 83,395
NortonLifeLock, Inc. .................. 1,348 35,021
Oracle Corp. ....................... 4,748 414,073
Palantir Technologies, Inc., Class A
(a)
...... 768 13,985
Paycom Software, Inc.
(a)
............... 139 57,711
PTC, Inc.
(a)
........................ 323 39,131
Sage Group plc (The) ................. 1,570 18,166
salesforce.com, Inc.
(a)
................. 2,763 702,161
SAP SE .......................... 2,737 385,204
ServiceNow, Inc.
(a)
................... 746 484,236
Sinch AB
(a)(b)(c)
...................... 964 12,164
Synopsys, Inc.
(a)
.................... 375 138,188
Temenos AG (Registered) .............. 148 20,401
Trend Micro, Inc. .................... 400 22,206
Tyler Technologies, Inc.
(a)
.............. 75 40,346
WiseTech Global Ltd. ................. 201 8,525
Xero Ltd.
(a)
........................ 322 32,960
Zoom Video Communications, Inc., Class A
(a)
. 30 5,517
11,743,458
Specialty Retail — 1.6%
Advance Auto Parts, Inc. ............... 41 9,835
AutoZone, Inc.
(a)
.................... 38 79,663
Security
Shares
Shares Value
Specialty Retail (continued)
Bath & Body Works, Inc. ............... 1,271 $ 88,703
Best Buy Co., Inc. ................... 484 49,174
Burlington Stores, Inc.
(a)
............... 293 85,412
CarMax, Inc.
(a)
...................... 346 45,060
Fast Retailing Co. Ltd. ................ 200 113,689
Gap, Inc. (The) ..................... 613 10,820
H & M Hennes & Mauritz AB, Class B ...... 3,707 72,739
Home Depot, Inc. (The) ............... 2,904 1,205,189
Industria de Diseno Textil SA ............ 3,326 107,264
JD Sports Fashion plc
(a)
............... 3,634 10,715
Kingfisher plc ...................... 2,887 13,280
Lowe's Cos., Inc. .................... 1,878 485,426
Nitori Holdings Co. Ltd. ................ 200 29,914
O'Reilly Automotive, Inc.
(a)
.............. 136 96,047
Ross Stores, Inc. .................... 2,093 239,188
TJX Cos., Inc. (The) .................. 6,191 470,021
Tractor Supply Co. ................... 319 76,113
Ulta Beauty, Inc.
(a)
................... 163 67,211
3,355,463
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc. ........................ 42,403 7,529,501
Brother Industries Ltd. ................ 400 7,710
Canon, Inc. ........................ 1,800 43,909
FUJIFILM Holdings Corp. .............. 800 59,307
Hewlett Packard Enterprise Co. .......... 2,047 32,281
HP, Inc. .......................... 2,944 110,900
Logitech International SA (Registered) ...... 79 6,627
NetApp, Inc. ....................... 439 40,384
Ricoh Co. Ltd. ...................... 700 6,525
7,837,144
Textiles, Apparel & Luxury Goods — 1.3%
adidas AG ........................ 442 127,272
EssilorLuxottica SA .................. 736 156,678
Hanesbrands, Inc. ................... 994 16,620
Hermes International ................. 51 89,116
Kering SA ......................... 145 116,341
Lululemon Athletica, Inc.
(a)
.............. 663 259,531
LVMH Moet Hennessy Louis Vuitton SE ..... 629 519,827
NIKE, Inc., Class B .................. 6,781 1,130,189
Pandora A/S ....................... 149 18,534
Puma SE ......................... 289 35,294
PVH Corp. ........................ 203 21,650
Ralph Lauren Corp. .................. 138 16,403
Tapestry, Inc. ....................... 794 32,236
Under Armour, Inc., Class A
(a)
............ 537 11,379
Under Armour, Inc., Class C
(a)
........... 593 10,698
VF Corp. ......................... 3,533 258,686
2,820,454
Trading Companies & Distributors — 0.5%
Ashtead Group plc ................... 683 55,060
Bunzl plc ......................... 1,207 47,152
Fastenal Co. ....................... 3,170 203,070
Ferguson plc ....................... 131 23,269
ITOCHU Corp. ..................... 3,600 110,138
Marubeni Corp. ..................... 1,500 14,615
Mitsubishi Corp. ..................... 3,000 95,259
Mitsui & Co. Ltd. .................... 3,500 82,943
MonotaRO Co. Ltd. .................. 1,200 21,583
Sumitomo Corp. .................... 4,500 66,597
United Rentals, Inc.
(a)
................. 410 136,239
WW Grainger, Inc. ................... 318 164,800
1,020,725

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Transportation Infrastructure — 0.1%
Auckland International Airport Ltd.
(a)
....... 6,486 $ 34,141
Sydney Airport
(a)(e)
................... 3,114 19,660
Transurban Group
(e)
.................. 11,038 110,869
164,670
Water Utilities — 0.5%
American Water Works Co., Inc. .......... 2,864 540,895
Essential Utilities, Inc. ................. 3,932 211,109
Severn Trent plc .................... 3,625 144,754
United Utilities Group plc ............... 8,472 125,008
1,021,766
Wireless Telecommunication Services — 0.3%
KDDI Corp. ........................ 3,300 96,504
SoftBank Corp. ..................... 6,400 80,836
SoftBank Group Corp. ................ 2,200 105,468
Tele2 AB, Class B ................... 1,306 18,631
T-Mobile US, Inc.
(a)
................... 1,680 194,847
Vodafone Group plc .................. 66,098 99,559
595,845
Total Common Stocks — 70.4%
(Cost: $122,196,671) .............................. 151,170,041
Par (000)
Par (000)
Corporate Bonds — 0.0%
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ........... USD 25 33,853
Total Corporate Bonds — 0.0%
(Cost: $29,345) ................................. 33,853
Beneficial Interest
(000)
Other Interests — 0.0%
(g)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(f)(h)
....... 25 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Shares
Shares
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Preference) .. 280 23,220
Porsche Automobil Holding SE (Preference) .. 552 52,116
Security
Shares
Shares Value
Automobiles (continued)
Volkswagen AG (Preference) ............ 419 $ 84,170
159,506
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 86 58,165
Total Preferred Stocks — 0.1%
(Cost: $219,906) ................................. 217,671
Par (000)
Par (000)
U.S. Treasury Obligations — 6.5%
U.S. Treasury Notes
1.50%, 09/15/22 .................. USD 4,000 4,034,219
0.13%, 12/15/23 .................. 4,900 4,843,726
0.75%, 11/15/24 .................. 5,000 4,971,875
Total U.S. Treasury Obligations — 6.5%
(Cost: $13,907,480) ............................... 13,849,820
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(a)
..... 392 4,943
Total Warrants — 0.0%
(Cost: $1,940) .................................. 4,943
Total Long-Term Investments — 77.0%
(Cost: $136,355,342) .............................. 165,276,328
Short-Term Securities — 2.1%
(i)(j)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 3,765,116 3,765,116
SL Liquidity Series, LLC, Money Market Series,
0.15%
(k)
........................ 770,448 770,525
Total Short-Term Securities — 2.1%
(Cost: $4,535,641) ............................... 4,535,641
Total Investments — 79.1%
(Cost: $140,890,983 ) .............................. 169,811,969
Other Assets Less Liabilities — 20.9% ................... 44,963,200
Net Assets — 100.0% ............................... $ 214,775,169
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Affiliate of the Fund.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
16
Schedule of Investments
(continued)
December 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 7,228,106 $ — $ (3,462,990) $ — $ — $ 3,765,116 3,765,116 $ 868 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 53,711 717,782 — (973) 5 770,525 770,448 1,009
(b)
—
$ (973) $ 5 $ 4,535,641 $ 1,877 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
17
Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Amsterdam Index ......................................................... 1 01/21/22 $ 181 $ 1,994
CAC 40 10 Euro Index ...................................................... 166 01/21/22 13,490 335,666
OMXS30 Index ........................................................... 606 01/21/22 16,169 564,043
FTSE China A50 Index ...................................................... 48 01/27/22 754 (3,688)
MSCI Singapore Index ...................................................... 298 01/28/22 7,526 82,254
Euro-Bund .............................................................. 734 03/08/22 143,207 (2,503,652)
TOPIX Index ............................................................. 75 03/10/22 13,006 69,381
FTSE/JSE Top 40 Index ..................................................... 68 03/17/22 2,864 61,412
SPI 200 Index ............................................................ 121 03/17/22 16,174 133,190
FTSE/MIB Index .......................................................... 93 03/18/22 14,375 319,654
Mini-DAX Index ........................................................... 8 03/18/22 719 5,898
Canada 10 Year Bond ...................................................... 840 03/22/22 94,708 323,203
(610,645)
Short Contracts
IBEX 35 Index ............................................................ 103 01/21/22 10,137 (392,590)
SGX NIFTY 50 Index ....................................................... 94 01/27/22 3,266 (56,231)
Euro- Buxl ............................................................... 73 03/08/22 17,182 903,079
Australia 10 Year Bond ...................................................... 217 03/15/22 21,972 84,253
S&P/TSX 60 Index ......................................................... 10 03/17/22 2,025 (32,437)
DAX Index .............................................................. 34 03/18/22 15,277 (171,309)
FTSE 100 Index .......................................................... 7 03/18/22 695 (11,166)
MSCI EAFE E-Mini Index .................................................... 331 03/18/22 38,426 (538,130)
S&P 500 E-Mini Index ...................................................... 610 03/18/22 145,134 (1,953,933)
WIG20 Index ............................................................ 46 03/18/22 519 (10,010)
U.S. Treasury 10 Year Note ................................................... 361 03/22/22 47,048 (95,400)
U.S. Treasury Ultra Bond .................................................... 39 03/22/22 7,649 (113,570)
Long Gilt ............................................................... 350 03/29/22 59,170 683,013
SET50 Index ............................................................. 834 03/30/22 4,923 (80,554)
(1,784,985)
$ (2,395,630)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 1,396,000 USD 984,757 JPMorgan Chase Bank NA 03/16/22 $ 31,085
AUD 1,839,000 USD 1,323,885 Morgan Stanley & Co. International plc 03/16/22 14,320
BRL 4,384,000 USD 759,345 Goldman Sachs International 03/16/22 14,173
CAD 1,183,000 USD 920,476 Bank of America NA 03/16/22 14,604
CHF 450,000 USD 488,302 JPMorgan Chase Bank NA 03/16/22 6,463
CHF 200,000 USD 218,198 Morgan Stanley & Co. International plc 03/16/22 1,697
EUR 12,433,089 USD 14,114,182 Morgan Stanley & Co. International plc 03/16/22 61,473
GBP 575,000 USD 764,092 Bank of America NA 03/16/22 13,956
GBP 764,000 USD 1,030,848 HSBC Bank plc 03/16/22 2,941
INR 395,000 USD 5,209 HSBC Bank plc 03/16/22 48
MXN 30,898,000 USD 1,437,793 Bank of America NA 03/16/22 52,508
NZD 116,000 USD 78,954 Morgan Stanley & Co. International plc 03/16/22 405
PLN 3,560,000 USD 873,710 Morgan Stanley & Co. International plc 03/16/22 5,176
RUB 134,777,000 USD 1,772,311 Citibank NA 03/16/22 1,868
SEK 1,000,000 USD 110,499 Barclays Bank plc 03/16/22 231
SGD 163,000 USD 119,363 Bank of America NA 03/16/22 1,547
USD 603,081 CLP 510,729,000 BNP Paribas SA 03/16/22 10,111
USD 5,447,128 JPY 613,942,531 UBS AG 03/16/22 106,729

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
18
Schedule of Investments
(continued)
December 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 751,356 KRW 883,531,000 Goldman Sachs International 03/16/22 $ 9,622
348,957
JPY 84,590,000 USD 747,590 Bank of America NA 03/16/22 (11,781)
JPY 34,986,000 USD 310,409 UBS AG 03/16/22 (6,082)
KRW 1,047,743,000 USD 891,340 Credit Suisse International 03/16/22 (11,748)
USD 6,644,775 AUD 9,336,384 HSBC Bank plc 03/16/22 (149,132)
USD 1,581,671 AUD 2,201,000 JPMorgan Chase Bank NA 03/16/22 (19,954)
USD 1,660,721 BRL 9,627,000 BNP Paribas SA 03/16/22 (37,878)
USD 835,839 CAD 1,069,000 Banco Santander SA 03/16/22 (9,132)
USD 5,541,248 CAD 7,094,432 Goldman Sachs International 03/16/22 (66,411)
USD 1,408,810 CAD 1,801,000 UBS AG 03/16/22 (14,756)
USD 142,922 CHF 131,000 JPMorgan Chase Bank NA 03/16/22 (1,110)
USD 2,183,053 EUR 1,923,000 Bank of America NA 03/16/22 (9,467)
USD 825,256 GBP 621,000 Banco Santander SA 03/16/22 (15,036)
USD 847,364 GBP 631,000 Bank of America NA 03/16/22 (6,459)
USD 778,928 GBP 589,000 JPMorgan Chase Bank NA 03/16/22 (18,064)
USD 2,907,783 MXN 63,356,000 Goldman Sachs International 03/16/22 (148,062)
USD 752,823 MXN 15,889,000 UBS AG 03/16/22 (13,550)
USD 18,422 NOK 168,000 HSBC Bank plc 03/16/22 (630)
USD 1,774,879 PLN 7,315,000 HSBC Bank plc 03/16/22 (31,035)
USD 85,954 SEK 778,000 HSBC Bank plc 03/16/22 (194)
USD 1,624,573 SEK 14,723,000 JPMorgan Chase Bank NA 03/16/22 (5,711)
USD 1,064,012 THB 35,917,000 Citibank NA 03/16/22 (10,884)
USD 814,216 ZAR 13,208,000 UBS AG 03/16/22 (6,389)
(593,465)
$ (244,508)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.51% Monthly 28 day MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 44,000 $ (1,242) $ — $ (1,242)
7.22% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 139,000 79,502 — 79,502
7.73% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 77,000 (35,854) — (35,854)
7.54% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 113,000 (10,086) — (10,086)
7.44% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 76,000 9,450 — 9,450
7.67% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 85,000 (29,635) — (29,635)
7.72% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 87,000 (39,625) — (39,625)
7.55% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 59,000 (5,866) — (5,866)
7.50% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 98,000 (772) — (772)
7.41% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 53,000 9,557 — 9,557
7.37% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 182,000 48,184 — 48,184
1.37% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/15/27 USD 3,000 7,455 242 7,213
1.35% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/15/27 USD 4,000 14,310 1,604 12,706
3 month STIBOR Quarterly 0.68% Annual 03/16/22
(a)
03/16/27 SEK 24,000 (8,346) 549 (8,895)
3 month STIBOR Quarterly 0.77% Annual 03/16/22
(a)
03/16/27 SEK 29,000 4,316 (127) 4,443
3 month STIBOR Quarterly 0.78% Annual 03/16/22
(a)
03/16/27 SEK 47,000 8,685 3,742 4,943
6 month BBR Semi-Annual 0.97% Semi-Annual 03/16/22
(a)
03/16/27 AUD 16,050 (443,015) — (443,015)
6 month BBR Semi-Annual 0.98% Semi-Annual 03/16/22
(a)
03/16/27 AUD 4,000 (108,579) — (108,579)
6 month BBR Semi-Annual 0.98% Semi-Annual 03/16/22
(a)
03/16/27 AUD 4,000 (107,734) — (107,734)
0.88% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 5,000 63,676 (1,056) 64,732
1.08% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 15,000 (9,954) (31,052) 21,098
1.10% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 5,000 (8,297) 2,278 (10,575)
0.88% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 4,000 51,551 413 51,138
1.07% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 8,000 389 6,639 (6,250)

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
19
Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.96% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 5,000 $ 37,761 $ 2,276 $ 35,485
0.98% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 6,000 35,525 1,546 33,979
1.05% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 12,000 17,188 7,809 9,379
1.06% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 4,000 3,557 (3,677) 7,234
6 month BBR Semi-Annual 1.03% Semi-Annual 03/16/22
(a)
03/16/27 AUD 13,400 (338,746) — (338,746)
6 month BBR Semi-Annual 1.03% Semi-Annual 03/16/22
(a)
03/16/27 AUD 6,600 (166,381) — (166,381)
6 month BBR Semi-Annual 1.16% Semi-Annual 03/16/22
(a)
03/16/27 AUD 6,000 (125,073) — (125,073)
6 month BBR Semi-Annual 1.19% Semi-Annual 03/16/22
(a)
03/16/27 AUD 5,610 (110,429) — (110,429)
6 month BBR Semi-Annual 1.20% Semi-Annual 03/16/22
(a)
03/16/27 AUD 5,780 (112,656) — (112,656)
6 month BBR Semi-Annual 1.20% Semi-Annual 03/16/22
(a)
03/16/27 AUD 5,610 (109,442) — (109,442)
6 month BBR Semi-Annual 1.21% Semi-Annual 03/16/22
(a)
03/16/27 AUD 5,000 (94,726) — (94,726)
6 month BBR Semi-Annual 1.23% Semi-Annual 03/16/22
(a)
03/16/27 AUD 3,500 (63,783) — (63,783)
6 month BBR Semi-Annual 1.24% Semi-Annual 03/16/22
(a)
03/16/27 AUD 3,500 (63,044) — (63,044)
1 day SORA Semi-Annual 1.25% Semi-Annual 03/16/22
(a)
03/16/27 SGD 4,000 (7,645) — (7,645)
3 month HIBOR Quarterly 1.28% Quarterly 03/16/22
(a)
03/16/27 HKD 16,500 (10,193) — (10,193)
6 month BBR Semi-Annual 1.29% Semi-Annual 03/16/22
(a)
03/16/27 AUD 4,000 (65,224) — (65,224)
6 month BBR Semi-Annual 1.31% Semi-Annual 03/16/22
(a)
03/16/27 AUD 4,000 (62,549) — (62,549)
3 month HIBOR Quarterly 1.32% Quarterly 03/16/22
(a)
03/16/27 HKD 16,500 (6,525) — (6,525)
6 month BBR Semi-Annual 1.32% Semi-Annual 03/16/22
(a)
03/16/27 AUD 8,000 (120,594) — (120,594)
6 month BBR Semi-Annual 1.36% Semi-Annual 03/16/22
(a)
03/16/27 AUD 3,200 (43,846) — (43,846)
6 month BBR Semi-Annual 1.36% Semi-Annual 03/16/22
(a)
03/16/27 AUD 3,300 (45,158) — (45,158)
6 month BBR Semi-Annual 1.36% Semi-Annual 03/16/22
(a)
03/16/27 AUD 3,500 (47,833) — (47,833)
3 month BA Semi-Annual 1.40% Semi-Annual 03/16/22
(a)
03/16/27 CAD 21,000 (372,775) (28,634) (344,141)
1 day SORA Semi-Annual 1.43% Semi-Annual 03/16/22
(a)
03/16/27 SGD 3,000 13,455 — 13,455
1 day SORA Semi-Annual 1.43% Semi-Annual 03/16/22
(a)
03/16/27 SGD 4,000 18,299 — 18,299
3 month HIBOR Quarterly 1.48% Quarterly 03/16/22
(a)
03/16/27 HKD 8,184 5,220 — 5,220
3 month HIBOR Quarterly 1.50% Quarterly 03/16/22
(a)
03/16/27 HKD 3,816 2,793 — 2,793
6 month BBR Semi-Annual 1.53% Semi-Annual 03/16/22
(a)
03/16/27 AUD 2,000 (15,351) — (15,351)
6 month BBR Semi-Annual 1.54% Semi-Annual 03/16/22
(a)
03/16/27 AUD 10,000 (74,731) — (74,731)
6 month BBR Semi-Annual 1.57% Semi-Annual 03/16/22
(a)
03/16/27 AUD 15,000 (97,316) — (97,316)
3 month BA Semi-Annual 1.67% Semi-Annual 03/16/22
(a)
03/16/27 CAD 6,000 (44,996) (5,586) (39,410)
3 month BA Semi-Annual 1.68% Semi-Annual 03/16/22
(a)
03/16/27 CAD 6,000 (43,286) — (43,286)
3 month BA Semi-Annual 1.69% Semi-Annual 03/16/22
(a)
03/16/27 CAD 23,000 (157,195) 5,097 (162,292)
3 month BA Semi-Annual 1.71% Semi-Annual 03/16/22
(a)
03/16/27 CAD 8,000 (49,361) 480 (49,841)
6 month BBR Semi-Annual 1.75% Semi-Annual 03/16/22
(a)
03/16/27 AUD 15,000 1,657 — 1,657
6 month BBR Semi-Annual 1.75% Semi-Annual 03/16/22
(a)
03/16/27 AUD 7,000 (1,074) — (1,074)
3 month BA Semi-Annual 1.79% Semi-Annual 03/16/22
(a)
03/16/27 CAD 11,000 (33,621) 2,358 (35,979)
3 month BA Semi-Annual 1.80% Semi-Annual 03/16/22
(a)
03/16/27 CAD 5,000 (13,384) (2,717) (10,667)
3 month BA Semi-Annual 1.81% Semi-Annual 03/16/22
(a)
03/16/27 CAD 7,000 (16,079) 5,873 (21,952)
6 month BBR Semi-Annual 1.87% Semi-Annual 03/16/22
(a)
03/16/27 AUD 7,000 28,486 — 28,486
6 month BBR Semi-Annual 1.89% Semi-Annual 03/16/22
(a)
03/16/27 AUD 4,000 19,797 — 19,797
3 month BA Semi-Annual 1.90% Semi-Annual 03/16/22
(a)
03/16/27 CAD 6,000 8,089 (3,794) 11,883
3 month BA Semi-Annual 1.94% Semi-Annual 03/16/22
(a)
03/16/27 CAD 4,000 10,253 (831) 11,084
3 month BA Semi-Annual 1.99% Semi-Annual 03/16/22
(a)
03/16/27 CAD 8,000 37,213 — 37,213
6 month BBR Semi-Annual 1.99% Semi-Annual 03/16/22
(a)
03/16/27 AUD 8,000 66,339 — 66,339
3 month BA Semi-Annual 2.01% Semi-Annual 03/16/22
(a)
03/16/27 CAD 8,000 43,592 18,513 25,079
3 month BA Semi-Annual 2.03% Semi-Annual 03/16/22
(a)
03/16/27 CAD 13,000 79,723 (14,568) 94,291
3 month BA Semi-Annual 2.10% Semi-Annual 03/16/22
(a)
03/16/27 CAD 10,000 88,285 3,766 84,519
3 month BA Semi-Annual 2.12% Semi-Annual 03/16/22
(a)
03/16/27 CAD 15,000 142,394 5,814 136,580
1.39% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/16/27 USD 23,000 37,694 266 37,428
(0.04)% Annual
6 month
EURIBOR Semi-Annual 03/16/22
(a)
03/16/27 EUR 7,000 36,267 436 35,831
(0.01)% Annual
6 month
EURIBOR Semi-Annual 03/16/22
(a)
03/16/27 EUR 9,000 29,269 (695) 29,964
0.04% Annual
6 month
EURIBOR Semi-Annual 03/16/22
(a)
03/16/27 EUR 3,000 1,611 1,225 386
0.06% Annual
6 month
EURIBOR Semi-Annual 03/16/22
(a)
03/16/27 EUR 3,000 (993) 368 (1,361)
(0.01)% Annual
6 month
EURIBOR Semi-Annual 03/16/22
(a)
03/16/27 EUR 18,000 62,258 (27,735) 89,993

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
20
Schedule of Investments
(continued)
December 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(0.01)% Annual
6 month
EURIBOR Semi-Annual 03/16/22
(a)
03/16/27 EUR 4,000 $ 14,788 $ 232 $ 14,556
2.69% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 51,000 626,635 — 626,635
2.63% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 29,000 374,498 — 374,498
3.30% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 27,000 147,702 — 147,702
2.96% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 22,000 203,568 — 203,568
2.75% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 27,000 314,227 — 314,227
3.08% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 42,000 333,887 — 333,887
3.23% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 16,000 100,129 — 100,129
2.74% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 15,000 175,902 — 175,902
3.26% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 23,000 136,281 — 136,281
3.43% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 17,000 67,917 — 67,917
3.27% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 9,000 52,329 — 52,329
3 month JIBAR Quarterly 6.24% Quarterly 03/16/22
(a)
03/16/27 ZAR 268,000 (213,671) — (213,671)
3 month JIBAR Quarterly 6.30% Quarterly 03/16/22
(a)
03/16/27 ZAR 125,000 (80,567) — (80,567)
3 month JIBAR Quarterly 6.41% Quarterly 03/16/22
(a)
03/16/27 ZAR 63,000 (22,615) — (22,615)
3 month JIBAR Quarterly 6.67% Quarterly 03/16/22
(a)
03/16/27 ZAR 57,000 19,362 — 19,362
3 month JIBAR Quarterly 6.88% Quarterly 03/16/22
(a)
03/16/27 ZAR 59,000 52,876 — 52,876
3 month JIBAR Quarterly 6.94% Quarterly 03/16/22
(a)
03/16/27 ZAR 13,000 13,809 — 13,809
3 month JIBAR Quarterly 7.01% Quarterly 03/16/22
(a)
03/16/27 ZAR 81,000 100,026 — 100,026
$ 217,869 $ (48,946) $ 266,815
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.58% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 14,000 $ (162,246) $ — $ (162,246)
8.07% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 15,000 126,460 — 126,460
7.86% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 19,000 201,472 — 201,472
7.91% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 10,000 110,484 — 110,484
7.95% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 12,000 129,487 — 129,487
8.32% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 10,000 92,147 — 92,147
7.82% At Termination
1 day
BZDIOVER At Termination HSBC Bank plc N/A 01/02/25 BRL 1,000 11,341 — 11,341
8.67% At Termination
1 day
BZDIOVER At Termination HSBC Bank plc N/A 01/02/25 BRL 13,000 99,963 — 99,963
9.73% At Termination
1 day
BZDIOVER At Termination HSBC Bank plc N/A 01/02/25 BRL 10,000 28,624 — 28,624
11.92% At Termination
1 day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc N/A 01/02/25 BRL 11,000 (84,918) — (84,918)
0.66% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 TWD 359,000 142,554 — 142,554
1 day MIBOR Semi-Annual 5.60% Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 INR 11,200 1,037 — 1,037
1 day MIBOR Semi-Annual 5.83% Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 INR 392,320 88,335 — 88,335
1 week
CNREPOFI Quarterly
2.49%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 14,000 10,902 — 10,902

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
21
Schedule of Investments
(continued)
December 31, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 week
CNREPOFI Quarterly
2.53%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 22,000 $ 23,918 $ — $ 23,918
1 week
CNREPOFI Quarterly
2.68%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 8,100 17,390 — 17,390
1 week
CNREPOFI Quarterly
2.68%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 12,150 26,438 — 26,438
1 week
CNREPOFI Quarterly
2.69%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 15,000 33,185 — 33,185
1 week
CNREPOFI Quarterly
2.69%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 15,000 33,838 — 33,838
1.47% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 THB 44,175 (14,279) — (14,279)
1.68% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 19,936,397 143,722 — 143,722
1.71% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 3,912,150 23,077 — 23,077
1.72% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 3,200,850 18,488 — 18,488
2.04% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 2,612,680 (19,461) — (19,461)
2.15% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 5,356,000 (64,016) — (64,016)
0.80% Quarterly
3 month
TWCPBA Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 TWD 94,000 13,688 — 13,688
1 day MIBOR Semi-Annual 5.83% Semi-Annual BNP Paribas SA 03/16/22
(a)
03/16/27 INR 220,680 49,432 — 49,432
1 week
CNREPOFI Quarterly
2.54%
Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 CNY 17,000 20,086 — 20,086
1 week
CNREPOFI Quarterly
2.62%
Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 CNY 17,000 29,897 — 29,897
1 week
CNREPOFI Quarterly
2.66%
Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 CNY 13,000 26,306 — 26,306
1 week
CNREPOFI Quarterly
2.70%
Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 CNY 6,750 15,423 — 15,423
2.05% Quarterly
3 month
CD_KSDA Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 KRW 4,131,767 (32,467) — (32,467)
1 week
CNREPOFI Quarterly
2.72%
Quarterly Citibank NA 03/16/22
(a)
03/16/27 CNY 13,104 31,844 — 31,844
1 week
CNREPOFI Quarterly
2.73%
Quarterly Citibank NA 03/16/22
(a)
03/16/27 CNY 12,896 32,836 — 32,836
0.74% Quarterly
3 month
TWCPBA Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 TWD 42,000 10,497 — 10,497
0.86% Quarterly
3 month
TWCPBA Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 TWD 113,000 4,036 — 4,036
1 week
CNREPOFI Quarterly
2.48%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 33,000 23,900 — 23,900
1 week
CNREPOFI Quarterly
2.48%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 14,000 10,394 — 10,394
1 week
CNREPOFI Quarterly
2.56%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 27,000 34,744 — 34,744
1 week
CNREPOFI Quarterly
2.60%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 18,000 29,042 — 29,042
1 week
CNREPOFI Quarterly
2.66%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 8,875 17,863 — 17,863
1 week
CNREPOFI Quarterly
2.67%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 13,000 26,873 — 26,873
1 week
CNREPOFI Quarterly
2.68%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 16,125 34,503 — 34,503
1.42% Semi-Annual
6 month
THBFIX Semi-Annual HSBC Bank plc 03/16/22
(a)
03/16/27 THB 72,075 (18,002) — (18,002)

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
22
Schedule of Investments
(continued)
December 31, 2021
i
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.74% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 03/16/22
(a)
03/16/27 KRW 4,882,000 $ 23,601 $ — $ 23,601
2.04% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 03/16/22
(a)
03/16/27 KRW 2,769,000 (20,342) — (20,342)
2.05% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 03/16/22
(a)
03/16/27 KRW 2,586,553 (19,796) — (19,796)
1 day MIBOR Semi-Annual
5.61%
Semi-Annual
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 INR 134,800 12,948 — 12,948
1.41% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 THB 69,750 (16,397) — (16,397)
1.68% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 2,681,632 20,101 — 20,101
1.74% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 10,634,000 51,408 — 51,408
1.75% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 4,596,500 20,339 — 20,339
1.77% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 4,596,500 17,516 — 17,516
1.21% Semi-Annual
6 month
THBFIX Semi-Annual Nomura International plc 03/16/22
(a)
03/16/27 THB 399,000 23,466 — 23,466
$ 1,491,681 $ — $ 1,491,681
(a)
Forward swap.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
TAIEX Index Futures January
2022 ................ TWD 242,150,897 Merrill Lynch International & Co. 01/19/22 TWD 242,151 $ 198,486 $ — $ 198,486
Russian Depositary Net Total
Return USD Index ....... USD (883,178) Merrill Lynch International & Co. 02/11/22 USD 883 56,857 — 56,857
Russian Depositary Net Total
Return USD Index ....... USD (434,836) Merrill Lynch International & Co. 02/11/22 USD 435 26,264 — 26,264
Russian Depositary Net Total
Return USD Index ....... USD (994,562) Merrill Lynch International & Co. 02/11/22 USD 995 (26,682) — (26,682)
BOVESPA Index Futures
February 2022 ......... BRL 3,582,141 Merrill Lynch International & Co. 02/16/22 BRL 3,582 (16,202) — (16,202)
KOSPI 200 Index Futures March
2022 ................ KRW 1,172,901,900 Merrill Lynch International & Co. 03/10/22 KRW 1,172,902 8,284 — 8,284
Swiss Market Index Futures
March 2022 ........... CHF (2,733,280) HSBC Bank plc 03/18/22 CHF 2,733 (87,884) — (87,884)
MSCI Mexico Net Return Index USD 1,309,510 HSBC Bank plc 05/04/22 USD 1,310 69,563 — 69,563
MSCI Chile Net Return Index .. USD 571,770 HSBC Bank plc 06/10/22 USD 572 (28,508) — (28,508)
$ 200,178 $ — $ 200,178
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
23
Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.03%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.60
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
1 day SONIA ......................................... Sterling Overnight Index Average 0.19
1 day SORA ......................................... Singapore Overnight Rate Average 0.31
1 week CNREPOFI .................................... China Fixing Repo Rates 2.40
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 5.72
3 month BA .......................................... Canadian Bankers Acceptances 0.52
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 1.29
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 0.26
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.88
3 month LIBOR ....................................... London Interbank Offered Rate 0.21
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.01)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.48
6 month BBR ........................................ Australian Bank Bill Rate 0.21
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.55)
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.40
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 2.74
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 71,526 $ (120,472) $ 3,883,044 $ (3,616,229)
OTC Swaps ................................................................... — — 2,303,059 (611,200)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 1,573,492 $ — $ 1,993,548 $ — $ 3,567,040
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 348,957 — — 348,957
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 3,883,044 — 3,883,044
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 359,454 — 1,943,605 — 2,303,059
$ — $ — $ 1,932,946 $ 348,957 $ 7,820,197 $ — $ 10,102,100
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 3,250,048 — 2,712,622 — 5,962,670
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 593,465 — — 593,465
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 3,616,229 — 3,616,229
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 159,276 — 451,924 — 611,200
$ — $ — $ 3,409,324 $ 593,465 $ 6,780,775 $ — $ 10,783,564

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
24
Schedule of Investments
(continued)
December 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (22,457,328) $ — $ (5,550,898) $ — $ (28,008,226)
Forward foreign currency exchange contracts .... — — — (123,235) — — (123,235)
Swaps .............................. — — (3,977,886) — 395,241 — (3,582,645)
$ — $ — $ (26,435,214) $ (123,235) $ (5,155,657) $ — $ (31,714,106)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — 572,894 — (454,953) — 117,941
Forward foreign currency exchange contracts .... — — — (603,508) — — (603,508)
Swaps .............................. — — 1,144,954 — 3,290,613 — 4,435,567
$ — $ — $ 1,717,848 $ (603,508) $ 2,835,660 $ — $ 3,950,000
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 232,487,861
Average notional value of contracts — short ................................................................................. 391,345,499
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 35,723,593
Average amounts sold — in USD ........................................................................................ 35,999,080
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 1,167,893,227
Average notional value — receives fixed rate ................................................................................ 320,060,865
Total return swaps
Average notional value ............................................................................................... 24,032,186
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,457,027 $ —
Forward foreign currency exchange contracts ................................................................. 348,957 593,465
Swaps — Centrally cleared ............................................................................. — 366,539
Swaps — OTC
(a)
.................................................................................... 2,303,059 611,200
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 4,109,043 $ 1,571,204
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,457,027) (366,539)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,652,016 $ 1,204,665
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
25
Schedule of Investments
(continued)
December 31, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
Bank of America NA .............................. $ 771,959 $ (287,709) $ — $ (370,000) $ 114,250
Barclays Bank plc ................................ 231 — — — 231
BNP Paribas SA ................................. 698,533 (70,345) — (600,000) 28,188
Citibank NA .................................... 66,548 (10,884) — — 55,664
Goldman Sachs International ........................ 23,795 (23,795) — — —
HSBC Bank plc .................................. 404,332 (315,385) (88,947) — —
JPMorgan Chase Bank NA .......................... 61,149 (61,149) — — —
Merrill Lynch International & Co. ...................... 289,891 (42,884) — — 247,007
Morgan Stanley & Co. International plc .................. 205,383 (101,315) — (104,068) —
Nomura International plc ........................... 23,466 — — — 23,466
UBS AG ...................................... 106,729 (40,777) — — 65,952
$ 2,652,016 $ (954,243) $ (88,947) $ (1,074,068) $ 534,758
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(d)
Banco Santander SA .............................. $ 24,168 $ — $ — $ — $ 24,168
Bank of America NA .............................. 287,709 (287,709) — — —
BNP Paribas SA ................................. 70,345 (70,345) — — —
Citibank NA .................................... 10,884 (10,884) — — —
Credit Suisse International .......................... 11,748 — — — 11,748
Goldman Sachs International ........................ 214,473 (23,795) — — 190,678
HSBC Bank plc .................................. 315,385 (315,385) — — —
JPMorgan Chase Bank NA .......................... 84,977 (61,149) — — 23,828
Merrill Lynch International & Co. ...................... 42,884 (42,884) — — —
Morgan Stanley & Co. International plc .................. 101,315 (101,315) — — —
UBS AG ...................................... 40,777 (40,777) — — —
$ 1,204,665 $ (954,243) $ — $ — $ 250,422
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
26
Schedule of Investments
(continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ — $ 91,519 $ — $ 91,519
Air Freight & Logistics .................................... 259,758 351,810 — 611,568
Airlines .............................................. 92,021 — — 92,021
Auto Components ...................................... 147,709 246,038 — 393,747
Automobiles .......................................... 3,319,966 1,323,746 — 4,643,712
Banks ............................................... 3,544,430 3,548,299 — 7,092,729
Beverages ........................................... 947,539 879,416 — 1,826,955
Biotechnology ......................................... 2,567,685 320,923 — 2,888,608
Building Products ....................................... 914,211 546,261 — 1,460,472
Capital Markets ........................................ 2,615,651 1,090,447 — 3,706,098
Chemicals ............................................ 937,919 1,222,294 — 2,160,213
Commercial Services & Supplies ............................. 459,991 207,849 — 667,840
Construction & Engineering ................................ 45,406 237,730 — 283,136
Construction Materials .................................... — 307,232 — 307,232
Consumer Finance ...................................... 543,261 — — 543,261
Containers & Packaging .................................. 1,085,777 27,117 — 1,112,894
Distributors ........................................... 561,444 — — 561,444
Diversified Financial Services ............................... 1,772,643 554,945 — 2,327,588
Diversified Telecommunication Services ........................ 157,887 559,377 — 717,264
Electric Utilities ........................................ 3,002,125 1,616,872 — 4,618,997
Electrical Equipment ..................................... — 490,064 — 490,064
Electronic Equipment, Instruments & Components ................. 95,725 521,563 — 617,288
Energy Equipment & Services .............................. 262,365 — — 262,365
Entertainment ......................................... 2,513,567 191,892 — 2,705,459
Equity Real Estate Investment Trusts (REITs) .................... 3,270,724 639,963 — 3,910,687
Food & Staples Retailing .................................. 874,642 401,994 — 1,276,636
Food Products ......................................... 63,575 1,073,465 — 1,137,040
Gas Utilities ........................................... 104,120 595,292 — 699,412
Health Care Equipment & Supplies ........................... 2,030,064 708,407 — 2,738,471
Health Care Providers & Services ............................ 2,145,944 160,125 — 2,306,069
Health Care Technology .................................. — 55,463 — 55,463
Hotels, Restaurants & Leisure .............................. 2,497,555 472,655 — 2,970,210
Household Durables ..................................... 1,678,987 398,086 — 2,077,073
Household Products ..................................... 450,172 209,586 — 659,758
Independent Power and Renewable Electricity Producers ............ — 244,539 — 244,539
Industrial Conglomerates .................................. 108,709 578,747 — 687,456
Insurance ............................................ 4,536,518 2,301,263 — 6,837,781
Interactive Media & Services ............................... 7,318,440 132,671 — 7,451,111
Internet & Direct Marketing Retail ............................ 5,270,933 384,771 — 5,655,704
IT Services ........................................... 4,999,388 677,581 — 5,676,969
Leisure Products ....................................... 235,869 86,588 — 322,457
Life Sciences Tools & Services .............................. 2,552,164 224,150 — 2,776,314
Machinery ............................................ 988,856 1,070,518 — 2,059,374
Marine .............................................. — 102,344 — 102,344
Media ............................................... 1,871,311 148,588 — 2,019,899
Metals & Mining ........................................ 6,963 1,037,442 — 1,044,405
Multiline Retail ......................................... 1,045,750 71,339 — 1,117,089
Multi-Utilities .......................................... 1,568,581 819,066 — 2,387,647
Oil, Gas & Consumable Fuels ............................... 3,215,848 1,369,308 — 4,585,156
Paper & Forest Products .................................. — 60,075 — 60,075
Personal Products ...................................... — 675,716 — 675,716
Pharmaceuticals ....................................... 6,613,842 3,101,710 — 9,715,552
Professional Services .................................... 388,136 782,850 — 1,170,986
Real Estate Management & Development ....................... 101,768 764,356 — 866,124

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
27
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Road & Rail ........................................... $ 1,989,485 $ 227,291 $ 5,902 $ 2,222,678
Semiconductors & Semiconductor Equipment .................... 5,871,971 1,045,876 — 6,917,847
Software ............................................. 11,043,705 699,753 — 11,743,458
Specialty Retail ........................................ 3,007,862 347,601 — 3,355,463
Technology Hardware, Storage & Peripherals .................... 7,713,066 124,078 — 7,837,144
Textiles, Apparel & Luxury Goods ............................ 1,757,392 1,063,062 — 2,820,454
Trading Companies & Distributors ............................ 504,109 516,616 — 1,020,725
Transportation Infrastructure ............................... — 164,670 — 164,670
Water Utilities ......................................... 752,004 269,762 — 1,021,766
Wireless Telecommunication Services ......................... 194,847 400,998 — 595,845
Corporate Bonds ........................................ — 33,853 — 33,853
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 217,671 — 217,671
U.S. Treasury Obligations ................................... — 13,849,820 — 13,849,820
Warrants .............................................. 4,943 — — 4,943
Short-Term Securities ....................................... 3,765,116 — — 3,765,116
$ 116,390,439 $ 52,645,103 $ 5,902 $ 169,041,444
Investments valued at NAV
(a)
...................................... 770,525
$ —
$ 169,811,969
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ — $ 1,932,946 $ — $ 1,932,946
Foreign currency exchange contracts ............................ — 348,957 — 348,957
Interest rate contracts ....................................... 1,993,548 5,826,649 — 7,820,197
Liabilities
Equity contracts ........................................... (2,524,500) (884,824) — (3,409,324)
Foreign currency exchange contracts ............................ — (593,465) — (593,465)
Interest rate contracts ....................................... (2,712,622) (4,068,153) — (6,780,775)
$ (3,243,574) $ 2,562,110 $ — $ (681,464)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2021
2021
BlackRock Annual Report to Shareholders
28
BlackRock
Managed Volatility
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 165,276,328
Investments, at value — affiliated
(c)
......................................................................................... 4,535,641
Cash pledged: –
Futures contracts .................................................................................................... 26,298,000
Centrally cleared swaps ................................................................................................ 7,418,000
Foreign currency, at value
(d)
.............................................................................................. 11,150,238
Receivables: –
Securities lending income — affiliated ...................................................................................... 232
Dividends — affiliated ................................................................................................. 31
Dividends — unaffiliated ............................................................................................... 155,681
Interest — unaffiliated ................................................................................................. 23,140
Variation margin on futures contracts ....................................................................................... 1,457,027
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 348,957
OTC swaps ........................................................................................................ 2,303,059
Prepaid expenses ..................................................................................................... 1,881
Total assets .........................................................................................................
218,968,215
LIABILITIES
Bank overdraft ........................................................................................................ 76,422
Cash received: –
Collateral — OTC derivatives ............................................................................................ 1,230,000
Collateral on securities loaned ............................................................................................. 771,692
Payables: –
Investments purchased ................................................................................................ 789
Accounting services fees ............................................................................................... 43,343
Capital shares redeemed ............................................................................................... 107,600
Custodian fees ...................................................................................................... 38,805
Distribution fees ..................................................................................................... 38,208
Investment advisory fees .............................................................................................. 78,477
Directors' and Officer's fees ............................................................................................. 83
Other affiliate fees ................................................................................................... 777
Printing and postage fees .............................................................................................. 33,632
Professional fees .................................................................................................... 76,385
Transfer agent fees .................................................................................................. 110,242
Variation margin on centrally cleared swaps .................................................................................. 366,539
Other accrued expenses ............................................................................................... 15,387
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 593,465
OTC swaps ........................................................................................................ 611,200
Total liabilities ........................................................................................................
4,193,046
NET ASSETS ........................................................................................................
$ 214,775,169
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 341,969,257
Accumulated loss ..................................................................................................... (127,194,088)
NET ASSETS ........................................................................................................
$ 214,775,169
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 136,355,342
(b)
  Securities loaned, at value .............................................................................................. $ 756,185
(c)
  Investments, at cost — affiliated .......................................................................................... $ 4,535,641
(d)
  Foreign currency, at cost ............................................................................................... $ 11,128,431
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
29
Financial Statements
See notes to financial statements.
BlackRock
Managed Volatility
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 8,853,017
Shares outstanding .................................................................................................
669,958
Net asset value ....................................................................................................
$ 13.21
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 205,922,152
Shares outstanding .................................................................................................
15,625,872
Net asset value ....................................................................................................
$ 13.18
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders
30
See notes to financial statements.
BlackRock
Managed Volatility
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 868
Dividends — unaffiliated ............................................................................................... 2,350,295
Interest — unaffiliated ................................................................................................ 78,401
Securities lending income — affiliated — net ................................................................................. 1,009
Foreign taxes withheld ................................................................................................ (108,601)
Total investment income .................................................................................................
2,321,972
EXPENSES
Investment advisory .................................................................................................. 1,202,791
Distribution — class specific ............................................................................................ 523,519
Transfer agent — class specific .......................................................................................... 442,718
Accounting services .................................................................................................. 150,180
Custodian ......................................................................................................... 114,983
Professional ....................................................................................................... 73,663
Transfer agent ...................................................................................................... 7,818
Directors and Officer ................................................................................................. 6,730
Miscellaneous ...................................................................................................... 28,906
Total expenses .......................................................................................................
2,551,308
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (294,923)
Transfer agent fees reimbursed — class specific ............................................................................... (442,718)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,813,667
Net investment income ..................................................................................................
508,305
REALIZED AND UNREALIZED GAIN (LOSS) $ 625,474
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (973)
Investments — unaffiliated ........................................................................................... 28,326,797
Forward foreign currency exchange contracts ............................................................................... (123,235)
Foreign currency transactions ......................................................................................... (636,190)
Futures contracts .................................................................................................. (28,008,226)
Payment by affiliate ................................................................................................ 7,217
Swaps ......................................................................................................... (3,582,645)
A
(4,017,255)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. 5
Investments — unaffiliated ........................................................................................... 738,024
Forward foreign currency exchange contracts ............................................................................... (603,508)
Foreign currency translations .......................................................................................... (45,300)
Futures contracts .................................................................................................. 117,941
Swaps ......................................................................................................... 4,435,567
A
4,642,729
Net realized and unrealized gain ...........................................................................................
625,474
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 1,133,779

Statements of Changes in Net Assets
31
Financial Statements
See notes to financial statements.
BlackRock Managed Volatility V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 508,305 $ 1,081,005
Net realized loss .................................................................................. (4,017,255) (14,376,375)
Net change in unrealized appreciation (depreciation) .......................................................... 4,642,729 19,921,968
Net increase in net assets resulting from operations .............................................................
1,133,779 6,626,598
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (62,723) (379,975)
  Class III ....................................................................................... (1,417,402) (7,568,483)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,480,125) (7,948,458)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(8,573,356) (11,214,463)
NET ASSETS
Total decrease in net assets ............................................................................ (8,919,702) (12,536,323)
Beginning of year .................................................................................... 223,694,871 236,231,194
End of year ........................................................................................
$ 214,775,169 $ 223,694,871
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
32
BlackRock Managed Volatility V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 13.21 $ 13.27 $ 13.45 $ 13.71 $ 13.19
Net investment income
(a)
.....................................
0.06 0.10 0.22 0.15 0.04
Net realized and unrealized gain (loss) ............................
0.03 0.36 0.06 (0.01) 0.62
Net increase from investment operations ............................
0.09 0.46 0.28 0.14 0.66
Distributions
(b)
– – – – –
From net investment income ..................................
(0.09) (0.52) (0.46) (0.25) (0.05)
From net realized gain .......................................
— — (0.00)
(c)
(0.15) (0.09)
Total distributions ...........................................
(0.09) (0.52) (0.46) (0.40) (0.14)
Net asset value, end of year ...................................
$ 13.21 $ 13.21 $ 13.27 $ 13.45 $ 13.71
Total Return
(d)
0.68% 3.49% 2.11% 1.02% 4.98%
Based on net asset value ......................................
0.68%
(e)
3.49% 2.11% 1.02% 4.98%
Ratios to Average Net Assets
(f)
Total expenses .............................................
0.93% 1.00% 0.93% 1.21% 1.48%
Total expenses after fees waived and/or reimbursed ....................
0.59% 0.59% 0.59% 0.71% 0.89%
Net investment income .......................................
0.47% 0.74% 1.62% 1.09% 0.29%
Supplemental Data
Net assets, end of year (000) ....................................
$ 8,853 $ 9,844 $ 10,808 $ 12,571 $ 14,536
Portfolio turnover rate ........................................
103% 181% 314% 319% 0%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
BlackRock Managed Volatility V.I. Fund
Class III
Year Ended December 31, Period from
02/14/18
(a)
to 12/31/18 2021 2020 2019
Net asset value, beginning of period ............................................
$ 13.20 $ 13.27 $ 13.45 $ 13.70
Net investment income
(b)
....................................................
0.03 0.06 0.19 0.15
Net realized and unrealized gain (loss) ...........................................
0.04 0.36 0.06 (0.02)
Net increase from investment operations ...........................................
0.07 0.42 0.25 0.13
Distributions
(c)
– – – –
From net investment income .................................................
(0.09) (0.49) (0.43) (0.23)
From net realized gain ......................................................
— — (0.00)
(d)
(0.15)
Total distributions ..........................................................
(0.09) (0.49) (0.43) (0.38)
Net asset value, end of period .................................................
$ 13.18 $ 13.20 $ 13.27 $ 13.45
Total Return
(e)
0.53% 3.17% 1.85% 0.90%
Based on net asset value .....................................................
0.53%
(f)
3.17% 1.85% 0.90%
(g)
Ratios to Average Net Assets
(h)
Total expenses ............................................................
1.18% 1.25% 1.36% 0.99%
( i )
Total expenses after fees waived and/or reimbursed ...................................
0.84% 0.84% 0.84% 0.84%
( i )
Net investment income ......................................................
0.22% 0.49% 1.39% 1.22%
( i )
Supplemental Data
Net assets, end of period (000) .................................................
$ 205,922 $ 213,851 $ 225,423 $ 235,579
Portfolio turnover rate .......................................................
103% 181% 314% 319%
(j)
(a)
Recommencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Aggregate total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders
34
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Managed
Volatility V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
36
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
.
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 169,168 $ (169,168) $ — $ —
BofA Securities, Inc. ............................... 12,770 (12,770) — —
Credit Suisse Securities (USA) LLC .................... 78,116 (78,116) — —
Goldman Sachs & Co. LLC .......................... 54,806 (54,806) — —
JP Morgan Securities LLC ........................... 64,718 (64,718) — —
Morgan Stanley .................................. 376,607 (376,607) — —
$ 756,185 $ (756,185) $ — $ —

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
38
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the year ended December 31, 2021, the Fund reimbursed the Manager $917 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”), BlackRock Asset
Management North Asia Limited ("BAMNA"), (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of the Fund for which BIL, BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the class specific distribution fees borne directly by Class III were $523,519.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $1 b illion ......................................................................................................... 0.55%
$1 b illio n - $3 b illion ..................................................................................................... 0.52
$3 billion - $5 b illion ..................................................................................................... 0.50
$5 billion - $10 b illion .................................................................................................... 0.48
Greater than $10 b illion ................................................................................................... 0.47

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
40
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2021, the amount waived was $2,516 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and Class III shares. The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, the Manager waived and/or reimbursed investment advisory fees of $292,407, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2021, the Fund paid BIM $231 for securities lending agent services.
Class I .......................................................................................................... $ 18,604
Class III ......................................................................................................... 424,114
$ 442,718
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Managed Volatility V.I. Fund
Class I .......................................................................................................... $ 18,604
Class III ......................................................................................................... 424,114
$ 442,718
Class I ............................................................................................................. 0.59%
Class III ............................................................................................................ 0.84

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
Interfund Lending: In accordance with an exemptive order (the "Order") from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: During the  year ended December 31, 2021 ,  the Fund received a reimbursement of $7,217 from an affiliate, which is included in payment by affiliate in the Statement of Operations, related to an operating event.
The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated fund in compliance with
Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, including paydowns and excluding short-term investments, were as follows:
RULEABOVE
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net operating loss, were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Purchases ............................................................................................................... $ 365,096
Sales ................................................................................................................... 69,126
Net Realized Gain .......................................................................................................... 23,649
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
Managed Volatility V.I. Fund ............................................. $ 31,912,632 $ 60,746,112 $ 144,215,995 $ 156,030,875
Fund Name Paid-in Capital
Accumulated Earnings
(Loss)
BlackRock Managed Volatility V.I. Fund ............................................................ $ (7,527,461) $ 7,527,461
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Managed Volatility V.I. Fund
Ordinary income ............................................................................................ $ 1,480,125 $ 7,948,458

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
42
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies, certain futures, options and forward contracts, and the accounting for swap agreements.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
During the year ended December 31, 2021, the Fund utilized $10,253,449 of its capital loss carryforward.
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Fund Name
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
BlackRock Managed Volatility V.I. Fund .............................................
$ (120,610,631) $ (1,323,538) $ (5,259,919) $ (127,194,088)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Volatility V.I. Fund .................................. $ 143,762,198 $ 42,264,150 $ (12,846,268) $ 29,417,882

Notes to Financial Statements
(continued)
43
Notes to Financial Statements
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
44
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2021, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 730 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Volatility V.I. Fund
Class I
Shares sold .............................................
14,763 $ 192,972 15,278 $ 203,368
Shares issued in reinvestment of distributions ........................
4,795 62,723 28,794 379,975
Shares redeemed .........................................
(94,946) (1,249,997) (113,418) (1,509,239)
(75,388) $ (994,302) (69,346) $ (925,896)
Class III
Shares sold .............................................
1,689,516 $ 22,160,329 2,660,714 $ 35,220,676
Shares issued in reinvestment of distributions ........................
108,525 1,417,336 573,615 7,568,128
Shares redeemed .........................................
(2,367,345) (31,156,719) (4,032,124) (53,077,371)
(569,304) $ (7,579,054) (797,795) $ (10,288,567)
(644,692) $ (8,573,356) (867,141) $ (11,214,463)

Report of Independent Registered Public Accounting Firm
45
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Managed Volatility V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Managed Volatility V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
46
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
SORA Singapore Overnight Rate Average
STIBOR Stockho lm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock S&P 500 Index V.I. Fund
Investment Objective
BlackRock S&P 500 Index V.I. Fund’s (the “Fund”)
investment objective is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard and Poor’s (“S&P”) 500
®
Index.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund’s Class I, Class II and Class III Shares returned 28.53%, 28.34% and 28.23%, respectively. The benchmark
S&P 500
®
Index returned 28.71% for the same period.
Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.
Describe the market environment.
In the first quarter of 2021, following the strong end to 2020, favorable conditions continued with signs of a sooner-than-expected economic activity restart. Monetary conditions remained supportive, as the Fed signaled a continuing environment of low interest rates. With both the Senate and Congress passing a new $1.9 trillion stimulus package, and the United States starting to lead in the vaccine rollout, optimism continued to rise for strong economic growth in the first quarter. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential infrastructure bill soothed the market and supported a positive return over the first quarter.
The U.S. equity market rallied in the second quarter of 2021 as the vaccination campaign continued to accelerate, and as more signs started to emerge for a sooner-than-
expected economic activity restart. The U.S. Consumer Price Index increased by more than 4% (one-year as of April 2021), which raised questions on whether this surge was sparked by temporary factors at play. However, the inflation concerns and the Fed’s cautious optimism about the recovery muted the market rally in May. In June, the U.S.
equity market extended its rally, supported by the prospect of more fiscal stimulus, as President Biden reached a bipartisan $1 trillion agreement for infrastructure spending.
In the third quarter of 2021, U.S. equities continued climbing in August on the back of strong economic data and quarterly earnings reports. The positive return in markets came despite the increase in COVID-19 Delta variant cases in the United States. The Fed announcement in August was in line with expectations, as Fed Chair Jerome Powell suggested that tapering may start before year end during his Jackson Hole speech.
The positive sentiment of July and August was offset in September amid concerns regarding potential contagion from the unfolding debt crisis at Chinese property developer,
Evergrande. Concerns that higher inflation and supply chain issues would last longer than expected also weighed down on the market. Lastly, the continuing disagreement in Washington D.C. regarding the debt ceiling and the infrastructure bill dampened U.S. equity performance. However, Congress passed a bill, toward the end of the third quarter, extending government funding until December 3, 2021.
Following a strong earnings season in the fourth quarter of 2021 that boosted the positive sentiment early in the quarter, the emergence of the new COVID-19 Omicron variant and the concerns about higher inflation rates weighed down on U.S. market performance in November. However, preliminary data showed that the coronavirus vaccine was effective against the Omicron variant, and the Fed shared more clarity on next year’s policy path, leading to strong positive returns to end the fourth quarter. The falling unemployment rate and the $550 billion bipartisan infrastructure bill signed by President Biden supported market performance over the fourth quarter.
The Fed’s stance on monetary policy was at the forefront of market discussions over the fourth quarter of 2021. Fed Chair Jerome Powell conceded that inflation had been far stickier than initially anticipated. These inflation pressures have been exacerbated as consumer demand continued to increase with supply chain bottlenecks and labor shortages. The Fed brought forward the dates of tapering to Spring 2022.
In the fourth quarter of 2021, from a Global Industry Classification Standard sector perspective, real estate (+17.54%), information technology (+16.69%) and materials
(+15.20%) were among the best performers. While communication services (-0.01%), financials (+4.57%), and energy (+7.97%) were among the worst performers.
Describe recent portfolio activity.
During the period, as changes were made to the composition of the S&P 500
®
Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock S&P 500 Index V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1)
fees applicable to Class III Shares.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500
®
Index and in derivative instruments linked to the S&P 500
®
Index.
(c)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. 28.53% 18.26% 16.25%
Class II
(b)
............................................................................. 28.34 18.09 16.07
Class III
(b)
............................................................................. 28.23 17.97 15.96
(c)
S&P 500
®
Index ........................................................................ 28.71 18.47 16.55
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement , the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock S&P 500 Index V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,116.00 $ 0.75 $ 1,000.00 $ 1,024.50 $ 0.71 0.14%
Class II .................................. 1,000.00 1,115.20 1.55 1,000.00 1,023.74 1.48 0.29
Class III .................................. 1,000.00 1,114.60 2.08 1,000.00 1,023.24 1.99 0.39
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 29%
Health Care ..................................... 13
Consumer Discretionary ............................. 1 2
Financials ....................................... 11
Communication Services ............................. 10
Industrials ....................................... 8
Consumer Staples ................................. 6
Real Estate ...................................... 3
Energy ......................................... 3
Materials ....................................... 3
Utilities ......................................... 2
Short-Term Securities ............................... 1
Liabilities in Excess of Other Assets ..................... (1)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of
$1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.9%
Aerospace & Defense — 1.3%
Boeing Co. (The)
(a)
................... 34,235 $ 6,892,190
General Dynamics Corp. ............... 14,464 3,015,310
Howmet Aerospace, Inc. ............... 24,514 780,281
Huntington Ingalls Industries, Inc. ......... 2,485 464,049
L3Harris Technologies, Inc. ............. 12,054 2,570,395
Lockheed Martin Corp. ................ 15,223 5,410,406
Northrop Grumman Corp. .............. 9,140 3,537,820
Raytheon Technologies Corp. ........... 92,838 7,989,638
Textron, Inc. ....................... 13,744 1,061,037
TransDigm Group, Inc.
(a)
............... 3,318 2,111,177
33,832,303
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. ........... 8,538 918,945
Expeditors International of Washington, Inc. .. 10,238 1,374,861
FedEx Corp. ....................... 15,027 3,886,583
United Parcel Service, Inc., Class B ....... 45,245 9,697,814
15,878,203
Airlines — 0.2%
(a)
Alaska Air Group, Inc. ................. 7,577 394,762
American Airlines Group, Inc.
(b)
........... 41,424 743,975
Delta Air Lines, Inc. .................. 40,208 1,571,329
Southwest Airlines Co. ................ 36,859 1,579,039
United Airlines Holdings, Inc. ............ 20,190 883,918
5,173,023
Auto Components — 0.1%
Aptiv plc
(a)(b)
........................ 16,757 2,764,067
BorgWarner, Inc. .................... 15,833 713,593
3,477,660
Automobiles — 2.5%
Ford Motor Co. ..................... 245,174 5,092,264
General Motors Co.
(a)
................. 90,913 5,330,229
Tesla, Inc.
(a)(b)
...................... 50,558 53,428,683
63,851,176
Banks — 4.0%
Bank of America Corp. ................ 447,616 19,914,436
Citigroup, Inc. ...................... 123,326 7,447,657
Citizens Financial Group, Inc. ........... 26,073 1,231,949
Comerica, Inc. ...................... 7,620 662,940
Fifth Third Bancorp .................. 42,716 1,860,282
First Republic Bank .................. 11,312 2,336,041
Huntington Bancshares, Inc. ............ 90,421 1,394,292
JPMorgan Chase & Co. ............... 183,675 29,084,936
KeyCorp .......................... 56,346 1,303,283
M&T Bank Corp. .................... 7,672 1,178,266
People's United Financial, Inc. ........... 25,789 459,560
PNC Financial Services Group, Inc. (The) ... 26,106 5,234,775
Regions Financial Corp. ............... 59,509 1,297,296
Signature Bank ..................... 3,768 1,218,835
SVB Financial Group
(a)
................ 3,623 2,457,264
Truist Financial Corp. ................. 83,170 4,869,603
US Bancorp ....................... 84,240 4,731,761
Wells Fargo & Co. ................... 247,813 11,890,068
Zions Bancorp NA ................... 9,981 630,400
99,203,644
Beverages — 1.4%
Brown-Forman Corp., Class B ........... 11,318 824,630
Coca-Cola Co. (The) ................. 242,059 14,332,313
Constellation Brands, Inc., Class A ........ 10,077 2,529,025
Molson Coors Beverage Co., Class B ...... 11,838 548,691
Monster Beverage Corp.
(a)
.............. 23,156 2,223,902
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ...................... 86,061 $ 14,949,656
35,408,217
Biotechnology — 1.8%
AbbVie, Inc. ....................... 110,106 14,908,352
Amgen, Inc. ....................... 34,974 7,868,101
Biogen, Inc.
(a)
...................... 9,093 2,181,593
Gilead Sciences, Inc. ................. 77,911 5,657,118
Incyte Corp.
(a)
...................... 12,141 891,149
Moderna , Inc.
(a)
..................... 21,853 5,550,225
Regeneron Pharmaceuticals, Inc.
(a)
........ 6,629 4,186,346
Vertex Pharmaceuticals, Inc.
(a)
........... 15,790 3,467,484
44,710,368
Building Products — 0.5%
Allegion plc ........................ 5,197 688,291
AO Smith Corp. ..................... 8,422 723,029
Carrier Global Corp. .................. 53,637 2,909,271
Fortune Brands Home & Security, Inc. ...... 8,832 944,141
Johnson Controls International plc ........ 43,488 3,536,009
Masco Corp. ....................... 14,695 1,031,883
Trane Technologies plc ................ 14,847 2,999,539
12,832,163
Capital Markets — 3.0%
Ameriprise Financial, Inc. .............. 6,908 2,083,867
Bank of New York Mellon Corp. (The) ...... 47,220 2,742,538
BlackRock, Inc.
(c)
.................... 8,850 8,102,706
Cboe Global Markets, Inc. .............. 6,255 815,652
Charles Schwab Corp. (The) ............ 93,210 7,838,961
CME Group, Inc. .................... 22,231 5,078,894
FactSet Research Systems, Inc. .......... 2,340 1,137,264
Franklin Resources, Inc. ............... 16,173 541,634
Goldman Sachs Group, Inc. (The) ........ 21,098 8,071,040
Intercontinental Exchange, Inc.
(b)
......... 35,088 4,798,986
Invesco Ltd. ....................... 19,269 443,572
MarketAxess Holdings, Inc. ............. 2,386 981,290
Moody's Corp. ...................... 10,012 3,910,487
Morgan Stanley ..................... 89,221 8,757,933
MSCI, Inc. ........................ 5,187 3,178,023
Nasdaq, Inc. ....................... 7,492 1,573,395
Northern Trust Corp. .................. 12,551 1,501,225
Raymond James Financial, Inc. .......... 11,501 1,154,700
S&P Global, Inc. .................... 14,946 7,053,466
State Street Corp. ................... 22,724 2,113,332
T. Rowe Price Group, Inc. .............. 14,097 2,772,034
74,650,999
Chemicals — 1.8%
Air Products & Chemicals, Inc. ........... 13,850 4,214,001
Albemarle Corp. .................... 7,276 1,700,910
Celanese Corp. ..................... 6,780 1,139,447
CF Industries Holdings, Inc. ............. 14,036 993,468
Corteva , Inc. ....................... 45,203 2,137,198
Dow, Inc. ......................... 46,060 2,612,523
DuPont de Nemours, Inc. .............. 31,811 2,569,693
Eastman Chemical Co. ................ 8,005 967,885
Ecolab, Inc. ....................... 15,640 3,668,988
FMC Corp.
(b)
....................... 7,387 811,757
International Flavors & Fragrances, Inc. ..... 15,983 2,407,839
Linde plc ......................... 31,789 11,012,663
LyondellBasell Industries NV, Class A ...... 16,544 1,525,853
Mosaic Co. (The) .................... 23,622 928,108
PPG Industries, Inc. .................. 14,457 2,492,965
Sherwin-Williams Co. (The) ............. 15,000 5,282,400
44,465,698

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Commercial Services & Supplies — 0.4%
Cintas Corp. ....................... 5,434 $ 2,408,186
Copart , Inc.
(a)
...................... 13,122 1,989,558
Republic Services, Inc. ................ 13,155 1,834,465
Rollins, Inc. ........................ 15,511 530,631
Waste Management, Inc. ............... 23,724 3,959,535
10,722,375
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................ 14,274 2,051,888
Cisco Systems, Inc. .................. 262,214 16,616,501
F5 Networks, Inc.
(a)
.................. 3,558 870,678
Juniper Networks, Inc. ................ 19,776 706,201
Motorola Solutions, Inc. ............... 10,364 2,815,899
23,061,167
Construction & Engineering — 0.0%
Quanta Services, Inc. ................. 8,682 995,478
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ........... 3,954 1,741,816
Vulcan Materials Co. ................. 8,214 1,705,062
3,446,878
Consumer Finance — 0.6%
American Express Co. ................ 38,993 6,379,255
Capital One Financial Corp. ............. 26,453 3,838,066
Discover Financial Services ............. 18,012 2,081,467
Synchrony Financial .................. 32,965 1,529,246
13,828,034
Containers & Packaging — 0.3%
Amcor plc ......................... 95,379 1,145,502
Avery Dennison Corp. ................. 5,359 1,160,599
Ball Corp. ......................... 20,300 1,954,281
International Paper Co. ................ 23,650 1,111,077
Packaging Corp. of America ............ 5,548 755,360
Sealed Air Corp. .................... 9,481 639,683
WestRock Co. ...................... 16,447 729,589
7,496,091
Distributors — 0.1%
Genuine Parts Co. ................... 8,558 1,199,831
LKQ Corp. ........................ 17,328 1,040,200
Pool Corp. ........................ 2,525 1,429,150
3,669,181
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B
(a)
....... 113,823 34,033,077
Diversified Telecommunication Services — 1.0%
AT&T, Inc. ......................... 445,826 10,967,319
Lumen Technologies, Inc.
(b)
............. 56,367 707,406
Verizon Communications, Inc. ........... 258,053 13,408,434
25,083,159
Electric Utilities — 1.6%
Alliant Energy Corp. .................. 15,821 972,517
American Electric Power Co., Inc. ......... 31,392 2,792,946
Duke Energy Corp. .................. 48,160 5,051,984
Edison International .................. 23,511 1,604,626
Entergy Corp. ...................... 12,400 1,396,860
Evergy , Inc. ........................ 13,546 929,391
Eversource Energy .................. 21,247 1,933,052
Exelon Corp. ....................... 60,826 3,513,310
FirstEnergy Corp. ................... 33,380 1,388,274
NextEra Energy, Inc. ................. 121,967 11,386,839
NRG Energy, Inc. .................... 15,211 655,290
Pinnacle West Capital Corp. ............ 6,973 492,224
PPL Corp. ........................ 46,525 1,398,542
Security
Shares
Shares Value
Electric Utilities (continued)
Southern Co. (The) .................. 65,678 $ 4,504,197
Xcel Energy, Inc. .................... 33,734 2,283,792
40,303,844
Electrical Equipment — 0.5%
AMETEK, Inc. ...................... 14,313 2,104,584
Eaton Corp. plc ..................... 24,914 4,305,637
Emerson Electric Co. ................. 36,989 3,438,867
Generac Holdings, Inc.
(a)
............... 3,936 1,385,157
Rockwell Automation, Inc. .............. 7,067 2,465,323
13,699,568
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A .............. 37,034 3,238,994
CDW Corp. ........................ 8,186 1,676,329
Corning, Inc. ....................... 47,649 1,773,972
IPG Photonics Corp.
(a)
................ 2,443 420,538
Keysight Technologies, Inc.
(a)
............ 11,432 2,360,822
TE Connectivity Ltd. .................. 20,580 3,320,377
Teledyne Technologies, Inc.
(a)
............ 2,912 1,272,224
Trimble, Inc.
(a)
...................... 15,848 1,381,787
Zebra Technologies Corp., Class A
(a)
....... 3,300 1,964,160
17,409,203
Energy Equipment & Services — 0.2%
Baker Hughes Co. ................... 55,597 1,337,664
Halliburton Co. ..................... 57,620 1,317,769
Schlumberger NV ................... 88,344 2,645,903
5,301,336
Entertainment — 1.7%
Activision Blizzard, Inc. ................ 48,077 3,198,563
Electronic Arts, Inc. .................. 17,372 2,291,367
Live Nation Entertainment, Inc.
(a)
......... 8,358 1,000,369
Netflix, Inc.
(a)
....................... 27,555 16,600,234
Take-Two Interactive Software, Inc.
(a)
....... 7,277 1,293,268
Walt Disney Co. (The)
(a)
............... 113,118 17,520,847
41,904,648
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. ....... 8,774 1,956,251
American Tower Corp.
(b)
............... 28,351 8,292,668
AvalonBay Communities, Inc. ........... 8,883 2,243,757
Boston Properties, Inc. ................ 8,444 972,580
Crown Castle International Corp. ......... 26,882 5,611,349
Digital Realty Trust, Inc. ............... 17,567 3,107,075
Duke Realty Corp. ................... 23,455 1,539,586
Equinix , Inc. ....................... 5,641 4,771,383
Equity Residential ................... 21,469 1,942,944
Essex Property Trust, Inc. .............. 4,038 1,422,305
Extra Space Storage, Inc. .............. 8,388 1,901,811
Federal Realty Investment Trust .......... 4,658 634,979
Healthpeak Properties, Inc. ............. 33,888 1,223,018
Host Hotels & Resorts, Inc.
(a)(b)
........... 44,281 770,047
Iron Mountain, Inc.
(b)
.................. 17,940 938,800
Kimco Realty Corp. .................. 38,488 948,729
Mid-America Apartment Communities, Inc. ... 7,379 1,693,038
Prologis, Inc. ....................... 45,937 7,733,953
Public Storage ...................... 9,448 3,538,843
Realty Income Corp. .................. 35,163 2,517,319
Regency Centers Corp. ............... 8,856 667,300
SBA Communications Corp. ............ 6,771 2,634,054
Simon Property Group, Inc. ............. 20,666 3,301,807
UDR, Inc. ......................... 18,841 1,130,272
Ventas, Inc. ....................... 25,720 1,314,806
Vornado Realty Trust ................. 10,975 459,414
Welltower , Inc. ...................... 27,053 2,320,336

2021
BlackRock Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co. ................... 47,724 $ 1,965,274
67,553,698
Food & Staples Retailing — 1.4%
Costco Wholesale Corp. ............... 27,510 15,617,427
Kroger Co. (The) .................... 42,972 1,944,912
Sysco Corp. ....................... 32,305 2,537,558
Walgreens Boots Alliance, Inc. ........... 43,686 2,278,662
Walmart, Inc. ....................... 88,061 12,741,546
35,120,105
Food Products — 0.9%
Archer-Daniels-Midland Co. ............. 34,714 2,346,319
Campbell Soup Co.
(b)
................. 12,707 552,246
Conagra Brands, Inc.
(b)
................ 30,093 1,027,676
General Mills, Inc. ................... 37,543 2,529,647
Hershey Co. (The) ................... 9,240 1,787,663
Hormel Foods Corp.
(b)
................. 16,502 805,463
JM Smucker Co. (The) ................ 6,864 932,269
Kellogg Co. ........................ 16,431 1,058,485
Kraft Heinz Co. (The) ................. 44,790 1,607,961
Lamb Weston Holdings, Inc. ............ 9,237 585,441
McCormick & Co., Inc. (Non-Voting) ....... 15,502 1,497,648
Mondelez International, Inc., Class A ....... 86,423 5,730,709
Tyson Foods, Inc., Class A ............. 18,155 1,582,390
22,043,917
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 8,371 877,030
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories .................. 109,765 15,448,326
ABIOMED, Inc.
(a)
.................... 2,670 958,984
Align Technology, Inc.
(a)
................ 4,562 2,998,055
Baxter International, Inc. ............... 30,591 2,625,932
Becton Dickinson and Co. .............. 17,808 4,478,356
Boston Scientific Corp.
(a)
............... 89,559 3,804,466
Cooper Cos., Inc. (The) ............... 3,024 1,266,875
Dentsply Sirona, Inc. ................. 14,029 782,678
DexCom , Inc.
(a)
..................... 5,992 3,217,404
Edwards Lifesciences Corp.
(a)
........... 38,921 5,042,216
Hologic , Inc.
(a)
...................... 15,095 1,155,673
IDEXX Laboratories, Inc.
(a)
.............. 5,235 3,447,038
Intuitive Surgical, Inc.
(a)
................ 22,224 7,985,083
Medtronic plc ...................... 83,858 8,675,110
ResMed , Inc. ...................... 9,017 2,348,748
STERIS plc ........................ 6,398 1,557,337
Stryker Corp. ...................... 21,008 5,617,959
Teleflex, Inc. ....................... 2,870 942,738
Zimmer Biomet Holdings, Inc. ........... 12,950 1,645,168
73,998,146
Health Care Providers & Services — 2.8%
AmerisourceBergen Corp. .............. 9,358 1,243,585
Anthem, Inc. ....................... 15,128 7,012,433
Cardinal Health, Inc. .................. 17,766 914,771
Centene Corp.
(a)
.................... 36,567 3,013,121
Cigna Corp. ....................... 20,599 4,730,148
CVS Health Corp. ................... 82,092 8,468,611
DaVita, Inc.
(a)
....................... 3,964 450,945
HCA Healthcare, Inc. ................. 14,885 3,824,254
Henry Schein, Inc.
(a)
.................. 8,855 686,528
Humana, Inc. ...................... 7,938 3,682,121
Laboratory Corp. of America Holdings
(a)
..... 6,019 1,891,230
McKesson Corp. .................... 9,481 2,356,692
Quest Diagnostics, Inc. ................ 7,751 1,341,001
UnitedHealth Group, Inc. ............... 58,596 29,423,395
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B .... 4,703 $ 609,791
69,648,626
Health Care Technology — 0.1%
Cerner Corp. ....................... 18,044 1,675,746
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.
(a)
............... 2,566 6,156,424
Caesars Entertainment, Inc.
(a)(b)
.......... 13,538 1,266,209
Carnival Corp.
(a)
..................... 49,845 1,002,881
Chipotle Mexican Grill, Inc.
(a)
............ 1,748 3,055,941
Darden Restaurants, Inc. .............. 8,192 1,234,043
Domino's Pizza, Inc. .................. 2,171 1,225,161
Expedia Group, Inc.
(a)
................. 9,099 1,644,371
Hilton Worldwide Holdings, Inc.
(a)
......... 17,364 2,708,610
Las Vegas Sands Corp.
(a)
.............. 20,703 779,261
Marriott International, Inc., Class A
(a)
....... 16,869 2,787,434
McDonald's Corp.
(b)
.................. 46,448 12,451,315
MGM Resorts International ............. 23,877 1,071,600
Norwegian Cruise Line Holdings Ltd.
(a)(b)
.... 23,870 495,064
Penn National Gaming, Inc.
(a)
............ 11,250 583,313
Royal Caribbean Cruises Ltd.
(a)
.......... 14,040 1,079,676
Starbucks Corp. ..................... 73,720 8,623,028
Wynn Resorts Ltd.
(a)
.................. 6,665 566,792
Yum! Brands, Inc. ................... 18,328 2,545,026
49,276,149
Household Durables — 0.4%
DR Horton, Inc. ..................... 19,885 2,156,528
Garmin Ltd. ........................ 9,298 1,266,109
Lennar Corp., Class A ................. 17,000 1,974,720
Mohawk Industries, Inc.
(a)
.............. 3,359 611,943
Newell Brands, Inc. .................. 23,373 510,466
NVR, Inc.
(a)
........................ 205 1,211,318
PulteGroup, Inc. .................... 15,269 872,776
Whirlpool Corp. ..................... 3,635 852,989
9,456,849
Household Products — 1.4%
Church & Dwight Co., Inc. .............. 15,592 1,598,180
Clorox Co. (The) .................... 7,596 1,324,438
Colgate-Palmolive Co. ................ 52,752 4,501,856
Kimberly-Clark Corp. ................. 20,904 2,987,600
Procter & Gamble Co. (The) ............ 150,454 24,611,265
35,023,339
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 41,750 1,014,525
Industrial Conglomerates — 1.0%
3M Co. ........................... 35,782 6,355,957
General Electric Co. .................. 68,358 6,457,780
Honeywell International, Inc. ............ 42,680 8,899,207
Roper Technologies, Inc. ............... 6,599 3,245,784
24,958,728
Insurance — 1.8%
Aflac, Inc. ......................... 37,820 2,208,310
Allstate Corp. (The) .................. 17,447 2,052,640
American International Group, Inc. ........ 51,605 2,934,260
Aon plc, Class A .................... 13,694 4,115,869
Arthur J Gallagher & Co. ............... 12,939 2,195,360
Assurant, Inc. ...................... 3,584 558,602
Brown & Brown, Inc. .................. 14,828 1,042,112
Chubb Ltd. ........................ 26,662 5,154,031
Cincinnati Financial Corp. .............. 9,652 1,099,652
Everest Re Group Ltd. ................ 2,469 676,309
Globe Life, Inc. ..................... 5,997 562,039

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The) . 21,391 $ 1,476,835
Lincoln National Corp. ................ 10,293 702,600
Loews Corp. ....................... 11,603 670,189
Marsh & McLennan Cos., Inc. ........... 31,406 5,458,991
MetLife, Inc. ....................... 43,835 2,739,249
Principal Financial Group, Inc. ........... 15,213 1,100,356
Progressive Corp. (The) ............... 36,234 3,719,420
Prudential Financial, Inc. ............... 23,493 2,542,882
Travelers Cos., Inc. (The) .............. 15,067 2,356,931
Willis Towers Watson plc ............... 7,669 1,821,311
WR Berkley Corp. ................... 8,711 717,699
45,905,647
Interactive Media & Services — 6.3%
(a)
Alphabet, Inc., Class A ................ 18,696 54,163,060
Alphabet, Inc., Class C ................ 17,378 50,284,807
Facebook, Inc., Class A ............... 147,068 49,466,322
Match Group, Inc. ................... 17,648 2,333,948
Twitter, Inc. ........................ 49,688 2,147,515
158,395,652
Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.
(a)
.................. 27,107 90,383,954
eBay, Inc. ......................... 38,875 2,585,188
Etsy, Inc.
(a)
........................ 7,814 1,710,797
94,679,939
IT Services — 4.5%
Accenture plc, Class A ................ 39,304 16,293,473
Akamai Technologies, Inc.
(a)
............. 10,045 1,175,667
Automatic Data Processing, Inc. .......... 26,223 6,466,067
Broadridge Financial Solutions, Inc. ....... 7,113 1,300,399
Cognizant Technology Solutions Corp., Class A 32,407 2,875,149
DXC Technology Co.
(a)
................ 15,021 483,526
EPAM Systems, Inc.
(a)
................. 3,509 2,345,591
Fidelity National Information Services, Inc. ... 37,782 4,123,905
Fiserv, Inc.
(a)
....................... 36,558 3,794,355
FleetCor Technologies, Inc.
(a)
............ 4,896 1,095,921
Gartner, Inc.
(a)
...................... 5,034 1,682,967
Global Payments, Inc. ................ 17,886 2,417,829
International Business Machines Corp. ..... 55,828 7,461,970
Jack Henry & Associates, Inc. ........... 4,520 754,795
Mastercard , Inc., Class A ............... 53,780 19,324,230
Paychex, Inc. ...................... 19,946 2,722,629
PayPal Holdings, Inc.
(a)
................ 73,207 13,805,376
VeriSign, Inc.
(a)
..................... 6,026 1,529,519
Visa, Inc., Class A ................... 104,228 22,587,250
112,240,618
Leisure Products — 0.0%
Hasbro, Inc.
(b)
...................... 8,195 834,087
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc. .............. 18,752 2,993,757
Bio-Rad Laboratories, Inc., Class A
(a)
....... 1,365 1,031,353
Bio- Techne Corp.
(b)
................... 2,321 1,200,746
Charles River Laboratories International, Inc.
(a)
3,246 1,223,028
Danaher Corp. ..................... 39,619 13,035,047
Illumina, Inc.
(a)
...................... 9,714 3,695,594
IQVIA Holdings, Inc.
(a)
................. 11,865 3,347,591
Mettler -Toledo International, Inc.
(a)
........ 1,425 2,418,524
PerkinElmer, Inc. .................... 7,843 1,576,914
Thermo Fisher Scientific, Inc. ............ 24,491 16,341,375
Waters Corp.
(a)
..................... 3,829 1,426,685
West Pharmaceutical Services, Inc. ....... 4,697 2,202,940
50,493,554
Security
Shares
Shares Value
Machinery — 1.5%
Caterpillar, Inc. ..................... 33,620 $ 6,950,599
Cummins, Inc. ...................... 8,673 1,891,928
Deere & Co. ....................... 17,586 6,030,064
Dover Corp. ....................... 8,898 1,615,877
Fortive Corp. ....................... 22,756 1,736,055
IDEX Corp. ........................ 4,912 1,160,804
Illinois Tool Works, Inc. ................ 17,767 4,384,896
Ingersoll Rand, Inc. .................. 25,704 1,590,306
Otis Worldwide Corp. ................. 26,191 2,280,450
PACCAR, Inc. ...................... 21,488 1,896,531
Parker-Hannifin Corp. ................. 7,889 2,509,649
Pentair plc ........................ 10,279 750,675
Snap-on, Inc. ...................... 3,420 736,600
Stanley Black & Decker, Inc. ............ 9,905 1,868,281
Westinghouse Air Brake Technologies Corp. .. 11,620 1,070,318
Xylem, Inc. ........................ 11,261 1,350,419
37,823,452
Media — 1.0%
Charter Communications, Inc., Class A
(a)
.... 7,689 5,012,997
Comcast Corp., Class A ............... 283,738 14,280,534
Discovery, Inc., Class A
(a)(b)
............. 11,085 260,941
Discovery, Inc., Class C
(a)
.............. 18,348 420,169
DISH Network Corp., Class A
(a)
.......... 15,324 497,111
Fox Corp., Class A ................... 18,911 697,816
Fox Corp., Class B ................... 8,798 301,507
Interpublic Group of Cos., Inc. (The) ....... 24,424 914,679
News Corp., Class A .................. 24,046 536,466
News Corp., Class B ................. 8,964 201,690
Omnicom Group, Inc. ................. 13,345 977,788
ViacomCBS , Inc. .................... 37,275 1,124,960
25,226,658
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ............... 91,516 3,818,963
Newmont Corp. ..................... 50,227 3,115,079
Nucor Corp.
(b)
...................... 17,763 2,027,646
8,961,688
Multiline Retail — 0.5%
Dollar General Corp. ................. 14,364 3,387,462
Dollar Tree, Inc.
(a)
.................... 13,777 1,935,944
Target Corp. ....................... 30,236 6,997,820
12,321,226
Multi-Utilities — 0.7%
Ameren Corp. ...................... 15,997 1,423,893
CenterPoint Energy, Inc. ............... 40,020 1,116,958
CMS Energy Corp. ................... 17,226 1,120,551
Consolidated Edison, Inc. .............. 22,040 1,880,453
Dominion Energy, Inc. ................. 50,524 3,969,165
DTE Energy Co. .................... 12,048 1,440,218
NiSource, Inc. ...................... 23,929 660,680
Public Service Enterprise Group, Inc. ...... 31,416 2,096,390
Sempra Energy ..................... 20,169 2,667,955
WEC Energy Group, Inc. ............... 19,522 1,895,001
18,271,264
Oil, Gas & Consumable Fuels — 2.5%
APA Corp. ........................ 21,632 581,684
Chevron Corp. ...................... 119,666 14,042,805
ConocoPhillips ..................... 81,930 5,913,707
Coterra Energy, Inc.
(b)
................. 50,150 952,850
Devon Energy Corp. .................. 38,755 1,707,158
Diamondback Energy, Inc. .............. 10,094 1,088,638
EOG Resources, Inc. ................. 36,648 3,255,442
Exxon Mobil Corp. ................... 263,589 16,129,011

2021
BlackRock Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp. ........................ 17,683 $ 1,309,073
Kinder Morgan, Inc. .................. 120,810 1,916,047
Marathon Oil Corp. ................... 48,930 803,431
Marathon Petroleum Corp. ............. 38,260 2,448,257
Occidental Petroleum Corp. ............. 56,360 1,633,876
ONEOK, Inc. ....................... 28,469 1,672,838
Phillips 66 ......................... 27,084 1,962,507
Pioneer Natural Resources Co. .......... 14,233 2,588,698
Valero Energy Corp. .................. 25,207 1,893,298
Williams Cos., Inc. (The) ............... 75,275 1,960,161
61,859,481
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A ..... 14,453 5,350,501
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co. ............... 138,339 8,625,437
Catalent , Inc.
(a)
..................... 10,481 1,341,882
Eli Lilly & Co. ...................... 49,501 13,673,166
Johnson & Johnson .................. 163,620 27,990,473
Merck & Co., Inc. .................... 156,897 12,024,586
Organon & Co. ..................... 16,323 497,035
Pfizer, Inc. ........................ 348,849 20,599,534
Viatris , Inc. ........................ 74,968 1,014,317
Zoetis, Inc. ........................ 29,315 7,153,740
92,920,170
Professional Services — 0.4%
Equifax, Inc. ....................... 7,512 2,199,438
IHS Markit Ltd. ..................... 24,701 3,283,257
Jacobs Engineering Group, Inc. .......... 8,134 1,132,497
Leidos Holdings, Inc. ................. 8,618 766,140
Nielsen Holdings plc .................. 21,810 447,323
Robert Half International, Inc. ............ 6,983 778,744
Verisk Analytics, Inc. .................. 9,808 2,243,384
10,850,783
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
............ 20,833 2,260,589
Road & Rail — 0.9%
CSX Corp. ........................ 136,664 5,138,566
JB Hunt Transport Services, Inc. ......... 4,982 1,018,321
Norfolk Southern Corp. ................ 15,124 4,502,566
Old Dominion Freight Line, Inc. .......... 5,781 2,071,795
Union Pacific Corp. .................. 39,956 10,066,115
22,797,363
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.
(a)
.......... 74,971 10,788,327
Analog Devices, Inc. .................. 33,264 5,846,813
Applied Materials, Inc. ................ 56,119 8,830,886
Broadcom, Inc. ..................... 25,583 17,023,184
Enphase Energy, Inc.
(a)
................ 8,587 1,570,906
Intel Corp. ........................ 252,928 13,025,792
KLA Corp. ......................... 9,431 4,056,367
Lam Research Corp. ................. 8,751 6,293,282
Microchip Technology, Inc. .............. 34,512 3,004,615
Micron Technology, Inc. ................ 69,083 6,435,081
Monolithic Power Systems, Inc. .......... 2,662 1,313,244
NVIDIA Corp. ...................... 155,379 45,698,518
NXP Semiconductors NV .............. 16,479 3,753,587
Qorvo , Inc.
(a)
....................... 6,654 1,040,619
QUALCOMM, Inc. ................... 69,483 12,706,356
Skyworks Solutions, Inc. ............... 10,277 1,594,374
SolarEdge Technologies, Inc.
(a)(b)
......... 3,264 915,780
Teradyne, Inc. ...................... 9,990 1,633,665
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ................ 57,502 $ 10,837,402
Xilinx, Inc. ......................... 15,470 3,280,104
159,648,902
Software — 9.5%
Adobe, Inc.
(a)
....................... 29,647 16,811,628
ANSYS, Inc.
(a)
...................... 5,318 2,133,156
Autodesk, Inc.
(a)
..................... 13,742 3,864,113
Cadence Design Systems, Inc.
(a)
......... 17,247 3,213,978
Ceridian HCM Holding, Inc.
(a)
............ 8,556 893,760
Citrix Systems, Inc. .................. 7,199 680,953
Fortinet, Inc.
(a)
...................... 8,511 3,058,853
Intuit, Inc. ......................... 17,666 11,363,125
Microsoft Corp. ..................... 466,634 156,938,347
NortonLifeLock , Inc. .................. 37,653 978,225
Oracle Corp. ....................... 100,243 8,742,192
Paycom Software, Inc.
(a)
............... 3,104 1,288,750
PTC, Inc.
(a)
........................ 6,810 825,032
salesforce.com, Inc.
(a)
................. 60,847 15,463,048
ServiceNow , Inc.
(a)
................... 12,396 8,046,368
Synopsys, Inc.
(a)
.................... 9,457 3,484,904
Tyler Technologies, Inc.
(a)
.............. 2,621 1,409,967
239,196,399
Specialty Retail — 2.4%
Advance Auto Parts, Inc.
(b)
.............. 3,763 902,668
AutoZone, Inc.
(a)
.................... 1,294 2,712,729
Bath & Body Works, Inc. ............... 15,798 1,102,542
Best Buy Co., Inc. ................... 13,482 1,369,771
CarMax, Inc.
(a)
...................... 10,226 1,331,732
Gap, Inc. (The) ..................... 14,155 249,836
Home Depot, Inc. (The) ............... 65,592 27,221,336
Lowe's Cos., Inc. .................... 43,036 11,123,945
O'Reilly Automotive, Inc.
(a)
.............. 4,161 2,938,623
Ross Stores, Inc. .................... 22,182 2,534,959
TJX Cos., Inc. (The) .................. 74,989 5,693,165
Tractor Supply Co. ................... 6,875 1,640,375
Ulta Beauty, Inc.
(a)
................... 3,350 1,381,339
60,203,020
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc. ........................ 968,702 172,012,414
Hewlett Packard Enterprise Co. .......... 83,510 1,316,953
HP, Inc. .......................... 71,631 2,698,340
NetApp, Inc. ....................... 14,025 1,290,160
Seagate Technology Holdings plc ......... 12,467 1,408,522
Western Digital Corp.
(a)
................ 19,531 1,273,616
180,000,005
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B .................. 79,660 13,276,932
PVH Corp. ........................ 4,872 519,599
Ralph Lauren Corp. .................. 3,353 398,538
Tapestry, Inc. ....................... 17,332 703,679
Under Armour , Inc., Class A
(a)
............ 12,618 267,375
Under Armour , Inc., Class C
(a)
........... 13,493 243,414
VF Corp. ......................... 19,545 1,431,085
16,840,622
Tobacco — 0.6%
Altria Group, Inc. .................... 113,369 5,372,557
Philip Morris International, Inc. ........... 96,600 9,177,000
14,549,557
Trading Companies & Distributors — 0.2%
Fastenal Co. ....................... 35,591 2,279,960
United Rentals, Inc.
(a)
................. 4,636 1,540,496

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................... 2,654 $ 1,375,409
5,195,865
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 11,282 2,130,719
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)
................... 36,305 4,210,654
Total Common Stocks — 99.9%
(Cost: $825,537,260) .............................. 2,508,252,766
Total Long-Term Investments — 99.9%
(Cost: $825,537,260) .............................. 2,508,252,766
Security
Shares
Shares Value
Short-Term Securities — 0.9%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 5,530,497 $ 5,530,497
SL Liquidity Series, LLC, Money Market Series,
0.15%
(e)
........................ 18,137,088 18,138,902
Total Short-Term Securities — 0.9%
(Cost: $23,669,399) ............................... 23,669,399
Total Investments — 100.8%
(Cost: $849,206,659 ) .............................. 2,531,922,165
Liabilities in Excess of Other Assets — (0.8)% ............. (20,857,770)
Net Assets — 100.0% ............................... $ 2,511,064,395
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 20,694,526 $ — $ (15,164,029) $ — $ — $ 5,530,497 5,530,497 $ 1,324 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 13,895,670 4,245,462 — (2,230) — 18,138,902 18,137,088 39,606
(b)
—
BlackRock, Inc. ............ 6,836,592 — (519,968) 393,259 1,392,823 8,102,706 8,850 150,114 —
$ 391,029 $ 1,392,823 $ 31,772,105 $ 191,044 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
12
Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statement.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 28 03/18/22 $ 6,662 $ 78,205
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 78,205 $ — $ — $ — $ 78,205
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 3,682,804 $ — $ — $ — $ 3,682,804
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (207,932) — — — (207,932)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,905,489

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
13
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 2,508,252,766 $ — $ — $ 2,508,252,766
Short-Term Securities ....................................... 5,530,497 — — 5,530,497
$ 2,513,783,263 $ — $ — $ 2,513,783,263
Investments valued at NAV
(a)
...................................... 18,138,902
$ —
$ 2,531,922,165
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 78,205 $ — $ — $ 78,205
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2021
2021
BlackRock Annual Report to Shareholders
14
BlackRock S&P
500 Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 2,500,150,060
Investments, at value — affiliated
(c)
......................................................................................... 31,772,105
Cash ............................................................................................................. 4,877
Cash pledged: –
Futures contracts .................................................................................................... 361,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 3,384
Capital shares sold ................................................................................................... 334,415
Dividends — affiliated ................................................................................................. 41
Dividends — unaffiliated ............................................................................................... 1,508,693
Prepaid expenses ..................................................................................................... 25,623
Total assets .........................................................................................................
2,534,160,198
LIABILITIES
Collateral on securities loaned ............................................................................................. 18,242,486
Payables: –
Capital shares redeemed ............................................................................................... 3,894,629
Distribution fees ..................................................................................................... 53,860
Investment advisory fees .............................................................................................. 146,396
Directors' and Officer's fees ............................................................................................. 1,076
Other affiliate fees ................................................................................................... 2,483
Transfer agent fees .................................................................................................. 385,318
Variation margin on futures contracts ....................................................................................... 20,130
Other accrued expenses ............................................................................................... 349,425
Total liabilities ........................................................................................................
23,095,803
NET ASSETS ........................................................................................................
$ 2,511,064,395
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 844,325,170
Accumulated earnings .................................................................................................. 1,666,739,225
NET ASSETS ........................................................................................................
$ 2,511,064,395
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 822,859,391
(b)
  Securities loaned, at value .............................................................................................. $ 17,777,964
(c)
  Investments, at cost — affiliated .......................................................................................... $ 26,347,268
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
15
Financial Statements
See notes to financial statements.
BlackRock S&P 500
Index V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 2,218,337,347
Shares outstanding .................................................................................................
68,788,591
Net asset value ....................................................................................................
$ 32.25
Shares authorized ..................................................................................................
300 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 11,633,465
Shares outstanding .................................................................................................
365,157
Net asset value ....................................................................................................
$ 31.86
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 281,093,583
Shares outstanding .................................................................................................
8,816,456
Net asset value ....................................................................................................
$ 31.88
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders
16
P;
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 151,438
Dividends — unaffiliated ............................................................................................... 32,959,007
Securities lending income — affiliated — net ................................................................................. 39,606
Foreign taxes withheld ................................................................................................ (4,402)
Total investment income .................................................................................................
33,145,649
EXPENSES
Investment advisory .................................................................................................. 1,632,302
Transfer agent — class specific .......................................................................................... 1,172,235
Distribution — class specific ............................................................................................ 703,412
Accounting services .................................................................................................. 162,163
Professional ....................................................................................................... 45,820
Custodian ......................................................................................................... 37,363
Transfer agent ...................................................................................................... 17,465
Directors and Officer ................................................................................................. 10,409
Miscellaneous ...................................................................................................... 182,991
Total expenses .......................................................................................................
3,964,160
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (3,684)
Transfer agent fees r eimbursed — class specific ............................................................................... (22,177)
Total expenses after fees waived and/or reimb ursed ..............................................................................
3,938,299
Net investment income ..................................................................................................
29,207,350
REALIZED AND UNREALIZED GAIN (LOSS) $ 552,965,935
Net realized gain from: $ –
Investments — affiliated ............................................................................................. 391,029
Investments — unaffiliated ........................................................................................... 141,841,834
Futures contracts .................................................................................................. 3,682,804
A
145,915,667
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. 1,392,823
Investments — unaffiliated ........................................................................................... 405,865,377
Futures contracts .................................................................................................. (207,932)
A
407,050,268
Net realized and unrealized gain ...........................................................................................
552,965,935
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 582,173,285

Statements of Changes in Net Assets
17
Financial Statements
See notes to financial statements.
BlackRock S&P 500 Index V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 29,207,350 $ 32,491,017
Net realized gain .................................................................................. 145,915,667 142,974,461
Net change in unrealized appreciation (depreciation) .......................................................... 407,050,268 153,801,613
Net increase in net assets resulting from operations .............................................................
582,173,285 329,267,091
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (175,702,697) (137,187,142)
  Class II ....................................................................................... (900,439) (661,108)
  Class III ....................................................................................... (22,431,071) (19,843,841)
Decrease in net assets resulting from distributions to shareholders ...................................................
(199,034,207) (157,692,091)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(8,980,259) (51,063,425)
NET ASSETS
Total increase in net assets ............................................................................. 374,158,819 120,511,575
Beginning of year .................................................................................... 2,136,905,576 2,016,394,001
End of year ........................................................................................
$ 2,511,064,395 $ 2,136,905,576
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
18
BlackRock S&P 500 Index V.I. Fund
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 27.28 $ 24.94 $ 20.50 $ 22.82 $ 19.90
Net investment income
(a)
.....................................
0.40 0.43 0.45 0.44 0.37
Net realized and unrealized gain (loss) ............................
7.28 4.05 5.94 (1.51) 3.91
Net increase (decrease) from investment operations ....................
7.68 4.48 6.39 (1.07) 4.28
Distributions
(b)
– – – – –
From net investment income ..................................
(0.41) (0.46) (0.54) (0.25) (0.39)
From net realized gain .......................................
(2.30) (1.68) (1.41) (1.00) (0.97)
Total distributions ...........................................
(2.71) (2.14) (1.95) (1.25) (1.36)
Net asset value, end of year ...................................
$ 32.25 $ 27.28 $ 24.94 $ 20.50 $ 22.82
Total Return
(c)
28.53% — — — —
Based on net asset value ......................................
28.53% 18.24% 31.34% (4.61)% 21.50%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.14% 0.16% 0.15% 0.19%
(e)
0.46%
Total expenses after fees waived and/or reimbursed ....................
0.14% 0.15% 0.14% 0.16%
(e)
0.30%
Net investment income .......................................
1.28% 1.73% 1.90% 1.88% 1.68%
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,218,337 $ 1,857,885 $ 1,709,703 $ 1,412,400 $ 216,251
Portfolio turnover rate ........................................
3% 4% 3% 5% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.18%
and 0.15%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class II
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 26.98 $ 24.70 $ 20.32 $ 22.63 $ 19.75
Net investment income
(a)
.....................................
0.35 0.39 0.41 0.38 0.34
Net realized and unrealized gain (loss) ............................
7.20 3.99 5.89 (1.47) 3.87
Net increase (decrease) from investment operations ....................
7.55 4.38 6.30 (1.09) 4.21
Distributions
(b)
– – – – –
From net investment income ..................................
(0.37) (0.42) (0.51) (0.22) (0.36)
From net realized gain .......................................
(2.30) (1.68) (1.41) (1.00) (0.97)
Total distributions ...........................................
(2.67) (2.10) (1.92) (1.22) (1.33)
Net asset value, end of year ...................................
$ 31.86 $ 26.98 $ 24.70 $ 20.32 $ 22.63
Total Return
(c)
28.34% — — — —
Based on net asset value ......................................
28.34% 18.03% 31.17% (4.74)% 21.31%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.29% 0.31% 0.31% 0.40%
(e)
0.60%
Total expenses after fees waived and/or reimbursed ....................
0.29% 0.30% 0.30% 0.33%
(e)
0.45%
Net investment income .......................................
1.13% 1.60% 1.74% 1.64% 1.54%
Supplemental Data
Net assets, end of year (000) ....................................
$ 11,633 $ 9,215 $ 7,979 $ 4,485 $ 3,340
Portfolio turnover rate ........................................
3% 4% 3% 5% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39%
and 0.33%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
20
BlackRock S&P 500 Index V.I. Fund
Class III
Year Ended December 31, Period from
02/14/18
(a)
to 12/31/18 2021 2020 2019
Net asset value, beginning of period ............................................
$ 26.99 $ 24.70 $ 20.32 $ 22.88
Net investment income
(b)
....................................................
0.31 0.36 0.39 0.34
Net realized and unrealized gain (loss) ...........................................
7.21 4.00 5.87 (1.69)
Net increase (decrease) from investment operations ...................................
7.52 4.36 6.26 (1.35)
Distributions
(c)
– – – –
From net investment income .................................................
(0.33) (0.39) (0.47) (0.21)
From net realized gain ......................................................
(2.30) (1.68) (1.41) (1.00)
Total distributions ..........................................................
(2.63) (2.07) (1.88) (1.21)
Net asset value, end of period .................................................
$ 31.88 $ 26.99 $ 24.70 $ 20.32
Total Return
(d)
28.23% — — —
Based on net asset value .....................................................
28.23% 17.92% 30.97% (5.82)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ............................................................
0.39% 0.41% 0.44% 0.38%
(g)(h)
Total expenses after fees waived and/or reimbursed ...................................
0.39% 0.40% 0.40% 0.36%
(g)(h)
Net investment income ......................................................
1.03% 1.49% 1.65% 1.64%
(g)
Supplemental Data
Net assets, end of period (000) .................................................
$ 281,094 $ 269,805 $ 298,712 $ 319,453
Portfolio turnover rate .......................................................
3% 4% 3% 5%
( i )
(a)
Recommencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37%
and 0.35%, respectively.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
21
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock S&P 500 Index
V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
22
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.07% of the average daily value of the Fund’s net assets.
For the year ended December 31, 2021, the Fund reimbursed the Manager $9,389 for certain accounting services, which is included in accounting services in the Statement of Operations.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 1,150,708 $ (1,150,708) $ — $ —
Citigroup Global Markets, Inc. ........................ 3,083,032 (3,083,032) — —
Credit Suisse Securities (USA) LLC .................... 1,851,894 (1,851,894) — —
Deutsche Bank Securities, Inc. ........................ 6,552,036 (6,552,036) — —
JP Morgan Securities LLC ........................... 2,178,384 (2,178,384) — —
National Financial Services LLC ....................... 1,414,158 (1,414,158) — —
State Street Bank & Trust Co. ........................ 1,547,752 (1,547,752) — —
$ 17,777,964 $ (17,777,964) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
24
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors ” ) , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver . This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 3 1 , 2021, the amount waived was $3,684 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 15,537
Class III ......................................................................................................... 687,875
$ 703,412
Class I .......................................................................................................... $ 1,028,540
Class II ......................................................................................................... 5,285
Class III ......................................................................................................... 138,410
$ 1,172,235
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.05

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the year ended December 31, 2021, class specific reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, the Manager waived and/or reimbursed $729 which is included in transfer agent fees reimbursed — class specific in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended
December 31, 2021, the Fund paid BIM $9,198 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the "Order") from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock S&P 500 Index V.I. Fund
Class I .......................................................................................................... $ 18,10 6
Class II ......................................................................................................... 149
Class III ......................................................................................................... 3,193
$ 21,44 8
Class I ............................................................................................................. 0.15%
Class II ............................................................................................................ 0.30
Class III ............................................................................................................ 0.40

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
26
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year ended December 31, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated fund s in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were $66,364,644 and $222,206,215, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income, the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the classification of investments.
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ 36,379,931
Sales ................................................................................................................... 16,569,860
Net Realized Gain .......................................................................................................... 3,894,188
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock S&P 500 Index V.I. Fund
Ordinary income ............................................................................................ $ 30,178,357 $ 33,656,902
Long-term capital gains ........................................................................................ 168,855,850 124,035,189
$ 199,034,207 $ 157,692,091
Fund Name
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock S&P 500 Index V.I. Fund
$ 12,228,327 $ 1,654,510,898 $ 1,666,739,225
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock S&P 500 Index V.I. Fund ..................................... $ 877,458,315 $ 1,685,902,580 $ (31,438,730) $ 1,654,463,850

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
28
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2021, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 437 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock S&P 500 Index V.I. Fund
Class I
Shares sold .............................................
1,410,973 $ 43,517,604 2,248,347 $ 53,578,258
Shares issued in reinvestment of distributions ........................
5,571,052 175,702,697 5,144,584 137,187,142
Shares redeemed .........................................
(6,304,444) (194,352,788) (7,827,472) (192,065,813)
677,581 $ 24,867,513 (434,541) $ (1,300,413)
Class II
Shares sold .............................................
21,440 $ 673,154 106,158 $ 2,515,464
Shares issued in reinvestment of distributions ........................
28,899 900,439 25,041 661,108
Shares redeemed .........................................
(26,760) (823,114) (112,724) (2,669,268)
23,579 $ 750,479 18,475 $ 507,304
Class III
Shares sold .............................................
645,372 $ 19,982,254 1,099,343 $ 24,867,644
Shares issued in reinvestment of distributions ........................
719,558 22,429,920 752,853 19,842,938
Shares redeemed .........................................
(2,543,321) (77,010,425) (3,948,658) (94,980,898)
(1,178,391) $ (34,598,251) (2,096,462) $ (50,270,316)
(477,231) $ (8,980,259) (2,512,527) $ (51,063,425)

Report of Independent Registered Public Accounting Firm
29
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock S&P 500 Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock S&P 500 Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
30
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders
2
BlackRock Small Cap Index V.I. Fund
Investment Objective
BlackRock Small Cap Index V.I. Fund’s (the “Fund”) investment objective is to seek to match the performance of the Russell 2000
®
Index (the “Russell 2000” or the
“Underlying Index”) as closely as possible before the deduction of Fund expenses.
Class III Shares commenced operations on February 9, 2021.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund’s Class I and Class III Shares returned 14.57% and 14.25%, respectively. The Russell 2000
®
Index returned
14.82% for the same period. The Russell 2000
®
Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index.
It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Describe the market environment.
In the first quarter of 2021, following the strong end to 2020, favorable conditions continued with signs of a sooner-than-expected economic activity restart. Monetary conditions remained supportive, as the Fed signaled a continuing environment of low interest rates. With both the Senate and Congress passing a new $1.9 trillion stimulus package, and the United States starting to lead in the vaccine rollout, optimism continued to rise for strong economic growth in the first quarter. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential infrastructure bill soothed the market and supported a positive return over the first quarter.
The U.S. equity market rallied in the second quarter of 2021 as the vaccination campaign continued to accelerate, and as more signs started to emerge for a sooner-than-
expected economic activity restart. The U.S. Consumer Price Index increased by more than 4% (one-year as of April 2021), which raised questions on whether this surge was sparked by temporary factors at play. However, the inflation concerns and the Fed’s cautious optimism about the recovery muted the market rally in May. In June, the U.S.
equity market extended its rally, supported by the prospect of more fiscal stimulus, as President Biden reached a bipartisan $1 trillion agreement for infrastructure spending.
In the third quarter of 2021, U.S. equities continued climbing in August on the back of strong economic data and quarterly earnings reports. The positive return in markets came despite the increase in COVID-19 Delta variant cases in the United States. The Fed announcement in August was in line with expectations, as Fed Chair Jerome Powell suggested that tapering may start before year end during his Jackson Hole speech.
The positive sentiment of July and August was offset in September amid concerns regarding potential contagion from the unfolding debt crisis at Chinese property developer,
Evergrande. Concerns that higher inflation and supply chain issues would last longer than expected also weighed down on the market. Lastly, the continuing disagreement in Washington D.C. regarding the debt ceiling and the infrastructure bill dampened U.S. equity performance. However, Congress passed a bill, toward the end of the third quarter, extending government funding until December 3, 2021.
Following a strong earnings season in the fourth quarter of 2021 that boosted the positive sentiment early in the quarter, the emergence of the new COVID-19 Omicron variant and the concerns about higher inflation rates weighed down on U.S. market performance in November. However, preliminary data showed that the coronavirus vaccine was effective against the Omicron variant, and the Fed shared more clarity on next year’s policy path, leading to strong positive returns to end the fourth quarter. The falling unemployment rate and the $550 billion bipartisan infrastructure bill signed by President Biden supported market performance over the fourth quarter.
The Fed’s stance on monetary policy was at the forefront of market discussions over the fourth quarter of 2021. Fed Chair Jerome Powell conceded that inflation had been far stickier than initially anticipated. These inflation pressures have been exacerbated as consumer demand continued to increase with supply chain bottlenecks and labor shortages. The Fed brought forward the dates of tapering to Spring 2022.
Describe recent portfolio activity.
During the 12-month period, as changes were made to the composition of the Russell 2000
®
Index, the Fund purchased and sold securities to maintain its objective of seeking to match the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
3
Fund Summary
BlackRock Small Cap Index V.I. Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1)
fees applicable to Class III Shares.
(b)
Under normal circumstances, the Fund will invest at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor
Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(c)
An index that measures the performance of the small-cap segment of the US equity universe. It is a subset of the Russell 3000
®
Index representing approximately 10% of the total market
capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
4
BlackRock Small Cap Index V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles
Expense Example
Portfolio Information
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
............................................................................. 14.57% 11.85% 12.92%
Class III
(b) (c)(d)
........................................................................... 14.25 11.56 12.63
Russell 2000
®
Index ..................................................................... 14.82 12.02 13.23
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund, a series of State Farm Variable Product Trust, through the
Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the
Predecessor Fund upon completion of the Reorganization.
(d)
The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 976.30 $ 1.05 $ 1,000.00 $ 1,024.15 $ 1.07 0.21%
Class III .................................. 1,000.00 974.40 2.04 1,000.00 1,023.14 2.09 0.41
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Health Care ..................................... 1 9%
Financials ....................................... 16
Industrials ....................................... 15
Information Technology .............................. 15
Consumer Discretionary ............................. 11
Real Estate ...................................... 7
Energy ......................................... 4
Materials ....................................... 4
Consumer Staples ................................. 3
Communication Services ............................. 3
Utilities ......................................... 3
Short-Term Securities ............................... 7
Liabilities in Excess of Other Assets ..................... (7)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown which is based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.4%
Aerospace & Defense — 0.7%
AAR Corp.
(a)(b)
...................... 4,185 $ 163,341
Aerojet Rocketdyne Holdings, Inc. ........ 8,802 411,581
AeroVironment, Inc.
(b)
................. 2,653 164,566
AerSale Corp.
(b)
..................... 1,069 18,964
Astronics Corp.
(b)
.................... 3,006 36,072
Byrna Technologies, Inc.
(b)
.............. 2,170 28,969
Ducommun, Inc.
(b)
................... 1,198 56,030
Kaman Corp. ...................... 3,296 142,222
Kratos Defense & Security Solutions, Inc.
(b)
.. 14,634 283,900
Maxar Technologies, Inc.
(a)
............. 8,556 252,659
Moog, Inc., Class A .................. 3,453 279,589
National Presto Industries, Inc. ........... 667 54,714
PAE, Inc.
(b)
........................ 8,363 83,045
Park Aerospace Corp. ................. 2,399 31,667
Parsons Corp.
(b)
..................... 3,140 105,661
Triumph Group, Inc.
(b)
................. 7,498 138,938
Vectrus, Inc.
(b)
...................... 1,336 61,149
2,313,067
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(b)
....... 7,110 208,892
Atlas Air Worldwide Holdings, Inc.
(b)
....... 3,434 323,208
Forward Air Corp. ................... 3,153 381,797
Hub Group, Inc., Class A
(b)
.............. 3,890 327,693
Radiant Logistics, Inc.
(b)
............... 5,513 40,190
1,281,780
Airlines — 0.3%
(b)
Allegiant Travel Co. .................. 1,808 338,168
Frontier Group Holdings, Inc. ............ 4,153 56,356
Hawaiian Holdings, Inc. ............... 5,834 107,171
Mesa Air Group, Inc. .................. 4,257 23,839
SkyWest, Inc. ...................... 5,862 230,377
Spirit Airlines, Inc. ................... 11,730 256,300
Sun Country Airlines Holdings, Inc., (Acquired
06/25/21, cost $ 79,814)
(a)(c)
........... 3,788 103,223
1,115,434
Auto Components — 1.4%
Adient plc
(b)
........................ 11,149 533,814
American Axle & Manufacturing Holdings, Inc.
(b)
13,276 123,865
Cooper-Standard Holdings, Inc.
(b)
......... 2,016 45,178
Dana, Inc. ......................... 17,321 395,265
Dorman Products, Inc.
(b)
............... 3,144 355,303
Fox Factory Holding Corp.
(b)
............. 4,969 845,227
Gentherm, Inc.
(b)
.................... 3,914 340,127
Goodyear Tire & Rubber Co. (The)
(b)
....... 32,402 690,811
LCI Industries
(a)
..................... 2,954 460,440
Modine Manufacturing Co.
(b)
............ 6,092 61,468
Motorcar Parts of America, Inc.
(b)
......... 1,969 33,611
Patrick Industries, Inc. ................ 2,633 212,457
Standard Motor Products, Inc. ........... 2,423 126,941
Stoneridge, Inc.
(b)
.................... 3,097 61,135
Tenneco, Inc., Class A
(b)
............... 8,431 95,270
Visteon Corp.
(b)
..................... 3,312 368,096
XL Fleet Corp., Class A
(b)
............... 4,574 15,140
XPEL, Inc.
(b)(d)
...................... 2,154 147,075
4,911,223
Automobiles — 0.2%
Arcimoto, Inc.
(b)
..................... 3,266 25,410
Canoo, Inc., Class A
(b)
................. 12,520 96,654
Fisker, Inc., Class A
(b)
................. 19,516 306,987
Lordstown Motors Corp., Class A
(a)(b)
....... 18,255 62,980
Winnebago Industries, Inc.
(a)
............ 3,845 288,067
Security
Shares
Shares Value
Automobiles (continued)
Workhorse Group, Inc.
(b)
............... 14,743 $ 64,279
844,377
Banks — 8.5%
1st Source Corp. .................... 1,917 95,083
Allegiance Bancshares, Inc. ............. 2,392 100,966
Amalgamated Financial Corp. ........... 1,859 31,175
Amerant Bancorp, Inc.
(b)
............... 3,208 110,836
American National Bankshares, Inc. ....... 1,401 52,790
Ameris Bancorp ..................... 7,933 394,111
Arrow Financial Corp. ................. 1,770 62,357
Associated Banc-Corp. ................ 17,491 395,122
Atlantic Capital Bancshares, Inc.
(b)
........ 2,254 64,848
Atlantic Union Bankshares Corp. ......... 9,029 336,691
Banc of California, Inc. ................ 6,474 127,020
BancFirst Corp. ..................... 2,049 144,577
Bancorp, Inc. (The)
(b)
................. 6,370 161,225
Bank First Corp. .................... 821 59,309
Bank of Marin Bancorp ................ 1,812 67,461
Bank of NT Butterfield & Son Ltd. (The) ..... 5,973 227,631
BankUnited, Inc. .................... 10,813 457,498
Banner Corp. ...................... 4,086 247,898
Bar Harbor Bankshares ............... 1,970 56,992
Berkshire Hills Bancorp, Inc. ............ 5,272 149,883
Blue Ridge Bankshares, Inc. ............ 2,069 37,035
Brookline Bancorp, Inc. ................ 9,436 152,769
Bryn Mawr Bank Corp. ................ 2,411 108,519
Business First Bancshares, Inc. .......... 2,380 67,378
Byline Bancorp, Inc. .................. 2,818 77,072
Cadence Bank ..................... 19,824 590,557
Cambridge Bancorp .................. 824 77,118
Camden National Corp. ............... 1,734 83,509
Capital Bancorp, Inc. ................. 1,075 28,165
Capital City Bank Group, Inc. ............ 1,826 48,206
Capstar Financial Holdings, Inc. .......... 2,443 51,376
Carter Bankshares, Inc.
(b)
.............. 3,048 46,909
Cathay General Bancorp ............... 8,720 374,873
CBTX, Inc. ........................ 2,094 60,726
Central Pacific Financial Corp. ........... 3,251 91,581
CIT Group, Inc. ..................... 11,678 599,549
Citizens & Northern Corp. .............. 1,779 46,467
City Holding Co. .................... 1,847 151,066
Civista Bancshares, Inc. ............... 1,574 38,406
CNB Financial Corp. .................. 2,069 54,828
Coastal Financial Corp.
(b)
.............. 1,114 56,391
Columbia Banking System, Inc.
(a)
......... 8,586 280,934
Community Bank System, Inc. ........... 6,232 464,159
Community Trust Bancorp, Inc. .......... 1,813 79,065
ConnectOne Bancorp, Inc. ............. 4,390 143,597
CrossFirst Bankshares, Inc.
(b)
............ 5,614 87,635
Customers Bancorp, Inc.
(b)
.............. 3,518 229,972
CVB Financial Corp. .................. 15,419 330,121
Dime Community Bancshares, Inc.
(a)
....... 4,230 148,727
Eagle Bancorp, Inc. .................. 3,699 215,800
Eastern Bankshares, Inc. .............. 20,205 407,535
Enterprise Bancorp, Inc. ............... 1,148 51,568
Enterprise Financial Services Corp. ....... 4,235 199,426
Equity Bancshares, Inc., Class A ......... 1,574 53,406
Farmers National Banc Corp. ............ 3,945 73,180
FB Financial Corp. ................... 3,921 171,818
Fidelity D&D Bancorp, Inc. .............. 528 31,152
Financial Institutions, Inc. .............. 1,836 58,385
First Bancorp ...................... 4,057 185,486
First BanCorp ...................... 23,992 330,610
First Bancorp, Inc. (The) ............... 1,388 43,583
First Bancshares, Inc. (The) ............. 2,417 93,345

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Banks (continued)
First Bank ......................... 2,179 $ 31,617
First Busey Corp. .................... 5,971 161,934
First Commonwealth Financial Corp. ....... 9,378 150,892
First Community Bankshares, Inc. ........ 1,976 66,038
First Financial Bancorp ................ 10,809 263,523
First Financial Bankshares, Inc. .......... 15,277 776,683
First Financial Corp. .................. 1,440 65,218
First Foundation, Inc. ................. 4,749 118,060
First Internet Bancorp ................. 1,052 49,486
First Interstate BancSystem, Inc., Class A
(a)
.. 4,977 202,415
First Merchants Corp. ................. 6,579 275,594
First Mid Bancshares, Inc. .............. 1,936 82,841
First Midwest Bancorp, Inc. ............. 13,589 278,303
First of Long Island Corp. (The) .......... 2,616 56,479
Five Star Bancorp ................... 1,466 43,980
Flushing Financial Corp. ............... 3,679 89,400
Fulton Financial Corp. ................. 18,965 322,405
German American Bancorp, Inc. .......... 3,058 119,201
Glacier Bancorp, Inc. ................. 12,964 735,059
Great Southern Bancorp, Inc. ............ 1,246 73,825
Great Western Bancorp, Inc. ............ 6,291 213,642
Guaranty Bancshares, Inc. ............. 1,095 41,150
Hancock Whitney Corp. ............... 10,113 505,852
Hanmi Financial Corp. ................ 3,597 85,177
HarborOne Bancorp, Inc. .............. 5,835 86,591
HBT Financial, Inc.
(a)
................. 1,397 26,166
Heartland Financial USA, Inc. ........... 4,809 243,383
Heritage Commerce Corp.
(a)
............. 6,602 78,828
Heritage Financial Corp. ............... 4,119 100,668
Hilltop Holdings, Inc. .................. 7,281 255,854
Home BancShares, Inc. ............... 18,195 443,048
HomeStreet, Inc. .................... 2,277 118,404
HomeTrust Bancshares, Inc. ............ 1,769 54,804
Hope Bancorp, Inc.
(a)
................. 13,842 203,616
Horizon Bancorp, Inc. ................. 5,134 107,044
Howard Bancorp, Inc.
(b)
................ 1,869 40,726
Independent Bank Corp. ............... 7,939 503,463
Independent Bank Group, Inc.
(a)
.......... 4,466 322,222
International Bancshares Corp. .......... 6,385 270,660
Investors Bancorp, Inc. ................ 27,250 412,837
Lakeland Bancorp, Inc. ................ 6,113 116,086
Lakeland Financial Corp.
(a)
............. 2,815 225,594
Live Oak Bancshares, Inc.
(a)
............. 3,760 328,210
Macatawa Bank Corp.
(a)
............... 3,277 28,903
Mercantile Bank Corp. ................ 1,800 63,054
Meta Financial Group, Inc. .............. 3,582 213,702
Metrocity Bankshares, Inc. ............. 2,420 66,623
Metropolitan Bank Holding Corp.
(b)
........ 1,153 122,829
Mid Penn Bancorp, Inc. ................ 1,833 58,179
Midland States Bancorp, Inc. ............ 2,410 59,744
MidWestOne Financial Group, Inc. ........ 1,582 51,209
MVB Financial Corp. ................. 1,269 52,689
National Bank Holdings Corp., Class A ..... 3,391 149,001
NBT Bancorp, Inc.
(a)
.................. 5,033 193,871
Nicolet Bankshares, Inc.
(b)
.............. 1,485 127,339
Northrim BanCorp, Inc.
(a)
............... 624 27,119
OceanFirst Financial Corp. ............. 6,758 150,028
OFG Bancorp ...................... 5,664 150,436
Old National Bancorp ................. 19,684 356,674
Old Second Bancorp, Inc. .............. 3,011 37,908
Origin Bancorp, Inc. .................. 2,561 109,918
Orrstown Financial Services, Inc. ......... 1,383 34,852
Pacific Premier Bancorp, Inc. ............ 10,317 412,990
Park National Corp. .................. 1,693 232,466
Peapack-Gladstone Financial Corp. ....... 2,078 73,561
Security
Shares
Shares Value
Banks (continued)
Peoples Bancorp, Inc. ................ 2,874 $ 91,422
Peoples Financial Services Corp. ......... 912 48,053
Preferred Bank ..................... 1,161 83,348
Primis Financial Corp. ................. 3,241 48,745
QCR Holdings, Inc. .................. 1,778 99,568
RBB Bancorp ...................... 1,698 44,488
Red River Bancshares, Inc. ............. 645 34,507
Reliant Bancorp, Inc. ................. 1,974 70,077
Renasant Corp. ..................... 6,498 246,599
Republic Bancorp, Inc., Class A .......... 1,050 53,382
Republic First Bancorp, Inc.
(b)
............ 5,329 19,824
S&T Bancorp, Inc. ................... 4,105 129,390
Sandy Spring Bancorp, Inc. ............. 5,265 253,141
Seacoast Banking Corp. of Florida ........ 6,124 216,728
ServisFirst Bancshares, Inc.
(a)
........... 5,873 498,853
Sierra Bancorp ..................... 1,886 51,205
Silvergate Capital Corp., Class A
(b)
........ 3,249 481,502
Simmons First National Corp., Class A ..... 12,912 381,937
SmartFinancial, Inc. .................. 1,683 46,047
South Plains Financial, Inc. ............. 1,349 37,516
Southern First Bancshares, Inc.
(b)
......... 985 61,553
Southside Bancshares, Inc. ............. 3,717 155,445
SouthState Corp. .................... 8,216 658,184
Spirit of Texas Bancshares, Inc. .......... 1,450 41,731
Stock Yards Bancorp, Inc. .............. 2,835 181,100
Summit Financial Group, Inc. ............ 1,524 41,834
Texas Capital Bancshares, Inc.
(b)
......... 6,050 364,512
Tompkins Financial Corp. .............. 1,649 137,823
Towne Bank ....................... 7,877 248,834
TriCo Bancshares ................... 3,244 139,362
TriState Capital Holdings, Inc.
(b)
.......... 3,359 101,643
Triumph Bancorp, Inc.
(b)
............... 2,770 329,852
Trustmark Corp. .................... 7,317 237,510
UMB Financial Corp. ................. 5,211 552,939
United Bankshares, Inc.
(a)
.............. 15,516 562,920
United Community Banks, Inc. ........... 9,738 349,984
Univest Financial Corp. ................ 3,341 99,963
Valley National Bancorp ............... 47,118 647,872
Veritex Holdings, Inc. ................. 5,521 219,625
Washington Trust Bancorp, Inc. .......... 1,991 112,233
WesBanco, Inc. ..................... 7,217 252,523
West BanCorp, Inc. .................. 2,084 64,750
Westamerica BanCorp
(a)
............... 3,052 176,192
30,060,266
Beverages — 0.4%
Celsius Holdings, Inc.
(b)
................ 6,347 473,296
Coca-Cola Consolidated, Inc. ............ 561 347,366
Duckhorn Portfolio, Inc. (The)
(b)
.......... 4,219 98,471
MGP Ingredients, Inc.
(a)
................ 1,711 145,418
National Beverage Corp. ............... 2,763 125,247
NewAge, Inc.
(b)
..................... 16,634 17,133
Primo Water Corp. ................... 18,510 326,331
Zevia PBC, Class A
(b)
................. 1,214 8,559
1,541,821
Biotechnology — 8.3%
2seventy bio, Inc.
(b)
.................. 2,685 68,817
4D Molecular Therapeutics, Inc.
(b)
......... 2,466 54,104
89bio, Inc.
(a)(b)
...................... 1,426 18,638
ACADIA Pharmaceuticals, Inc.
(b)
.......... 14,276 333,202
Acumen Pharmaceuticals, Inc.
(b)
.......... 1,128 7,625
Adagio Therapeutics, Inc.
(b)
............. 2,486 18,048
Adicet Bio, Inc.
(b)
.................... 2,495 43,638
Adverum Biotechnologies, Inc.
(b)
.......... 8,222 14,471
Aeglea BioTherapeutics, Inc.
(b)
........... 5,227 24,828

2021
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Aerovate Therapeutics, Inc.
(b)
............ 1,186 $ 13,983
Affimed NV
(b)
....................... 14,160 78,163
Agenus, Inc.
(b)
...................... 23,514 75,715
Agios Pharmaceuticals, Inc.
(b)
........... 6,390 210,039
Akebia Therapeutics, Inc.
(b)
............. 20,550 46,443
Akero Therapeutics, Inc.
(b)
.............. 3,067 64,867
Akouos, Inc.
(a)(b)
..................... 2,996 25,466
Albireo Pharma, Inc.
(b)
................. 1,831 42,644
Aldeyra Therapeutics, Inc.
(b)
............. 5,789 23,156
Alector, Inc.
(b)
...................... 6,871 141,886
Aligos Therapeutics, Inc.
(a)(b)
............. 2,238 26,565
Alkermes plc
(b)
...................... 18,804 437,381
Allakos, Inc.
(b)
...................... 4,169 40,815
Allogene Therapeutics, Inc.
(b)
............ 8,111 121,016
Allovir, Inc.
(b)
....................... 3,659 47,347
Alpine Immune Sciences, Inc.
(b)
.......... 1,385 19,182
Altimmune, Inc.
(b)
.................... 4,665 42,731
ALX Oncology Holdings, Inc.
(b)
........... 2,135 45,881
Amicus Therapeutics, Inc.
(b)
............. 30,944 357,403
AnaptysBio, Inc.
(b)
................... 2,300 79,925
Anavex Life Sciences Corp.
(b)
............ 7,676 133,102
Anika Therapeutics, Inc.
(a)(b)
............. 1,778 63,706
Annexon, Inc.
(b)
..................... 3,719 42,731
Apellis Pharmaceuticals, Inc.
(b)
........... 8,486 401,218
Applied Molecular Transport, Inc.
(b)
........ 2,742 38,333
Applied Therapeutics, Inc.
(b)
............. 2,266 20,281
AquaBounty Technologies, Inc.
(b)
......... 6,260 13,146
Arbutus Biopharma Corp.
(b)
............. 9,316 36,239
Arcturus Therapeutics Holdings, Inc.
(b)
...... 2,484 91,933
Arcus Biosciences, Inc.
(b)
............... 5,286 213,924
Arcutis Biotherapeutics, Inc.
(b)
........... 3,409 70,703
Ardelyx, Inc.
(a)(b)
..................... 11,313 12,444
Arena Pharmaceuticals, Inc.
(b)
........... 7,238 672,700
Arrowhead Pharmaceuticals, Inc.
(b)
........ 11,921 790,362
Atara Biotherapeutics, Inc.
(b)
............ 9,725 153,266
Athenex, Inc.
(b)
..................... 11,118 15,120
Athersys, Inc.
(a)(b)
.................... 23,574 21,278
Atossa Therapeutics, Inc.
(b)
............. 13,954 22,326
Atreca, Inc., Class A
(b)
................. 2,293 6,948
Avalo Therapeutics, Inc.
(b)
.............. 7,166 12,182
Avid Bioservices, Inc.
(b)
................ 6,981 203,706
Avidity Biosciences, Inc.
(b)
.............. 4,432 105,349
Avita Medical, Inc. ................... 2,848 34,119
Avrobio, Inc.
(b)
...................... 5,346 20,582
Beam Therapeutics, Inc.
(a)(b)
............. 5,866 467,462
Beyondspring, Inc.
(b)
.................. 2,636 11,941
BioAtla, Inc.
(b)
...................... 1,826 35,844
BioCryst Pharmaceuticals, Inc.
(b)
.......... 21,207 293,717
Biohaven Pharmaceutical Holding Co. Ltd.
(b)
.. 6,603 909,959
Biomea Fusion, Inc.
(b)
................. 1,029 7,666
Bioxcel Therapeutics, Inc.
(b)
............. 1,924 39,115
Black Diamond Therapeutics, Inc.
(a)(b)
...... 3,206 17,088
Bluebird Bio, Inc.
(b)
................... 8,056 80,479
Blueprint Medicines Corp.
(b)
............. 6,881 737,024
Bolt Biotherapeutics, Inc.
(b)
............. 2,693 13,196
Bridgebio Pharma, Inc.
(b)
............... 12,399 206,815
Brooklyn ImmunoTherapeutics, Inc.
(b)
...... 2,839 11,839
C4 Therapeutics, Inc.
(b)
................ 4,546 146,381
Cardiff Oncology, Inc.
(b)
................ 4,313 25,921
CareDx, Inc.
(b)
...................... 5,969 271,470
Caribou Biosciences, Inc.
(a)(b)
............ 2,257 34,058
Catalyst Pharmaceuticals, Inc.
(b)
.......... 10,939 74,057
Celcuity, Inc.
(b)
...................... 950 12,531
Celldex Therapeutics, Inc.
(b)
............. 5,411 209,081
CEL-SCI Corp.
(b)
.................... 3,808 27,037
Security
Shares
Shares Value
Biotechnology (continued)
Century Therapeutics, Inc.
(a)(b)
........... 1,390 $ 22,045
Cerevel Therapeutics Holdings, Inc.
(b)
...... 4,717 152,925
ChemoCentryx, Inc.
(b)
................. 6,268 228,218
Chimerix, Inc.
(b)
..................... 7,569 48,669
Chinook Therapeutics, Inc.
(b)
............ 3,751 61,179
Clene, Inc.
(b)
....................... 2,729 11,189
Clovis Oncology, Inc.
(b)
................ 12,553 34,019
Codiak Biosciences, Inc.
(b)
.............. 1,873 20,865
Cogent Biosciences, Inc.
(b)
.............. 4,432 38,027
Coherus Biosciences, Inc.
(a)(b)
............ 7,507 119,812
Cortexyme, Inc.
(b)
.................... 2,380 30,036
Crinetics Pharmaceuticals, Inc.
(b)
......... 5,420 153,982
Cue Biopharma, Inc.
(b)
................ 3,849 43,532
Cullinan Oncology, Inc.
(b)
............... 3,045 46,984
Curis, Inc.
(b)
........................ 10,330 49,171
Cyteir Therapeutics, Inc.
(b)
.............. 984 11,188
Cytokinetics, Inc.
(a)(b)
.................. 9,294 423,621
CytomX Therapeutics, Inc.
(b)
............ 6,956 30,119
Day One Biopharmaceuticals, Inc.
(b)
....... 1,297 21,854
Deciphera Pharmaceuticals, Inc.
(b)
........ 4,558 44,532
Denali Therapeutics, Inc.
(b)
............. 10,661 475,481
DermTech, Inc.
(b)
.................... 2,827 44,667
Design Therapeutics, Inc.
(b)
............. 3,127 66,949
Dynavax Technologies Corp.
(b)
........... 12,944 182,122
Dyne Therapeutics, Inc.
(b)
.............. 3,582 42,590
Eagle Pharmaceuticals, Inc.
(b)
........... 1,442 73,427
Editas Medicine, Inc.
(b)
................ 8,048 213,674
Eiger BioPharmaceuticals, Inc.
(a)(b)
........ 4,180 21,694
Eliem Therapeutics, Inc.
(b)
.............. 830 8,682
Emergent BioSolutions, Inc.
(a)(b)
.......... 5,844 254,039
Enanta Pharmaceuticals, Inc.
(b)
.......... 2,347 175,509
Entrada Therapeutics, Inc.
(b)
............ 1,077 18,438
Epizyme, Inc.
(b)
..................... 10,238 25,595
Erasca, Inc.
(b)
...................... 2,433 37,906
Evelo Biosciences, Inc.
(b)
............... 3,622 21,986
Exagen, Inc.
(b)
...................... 1,395 16,224
Fate Therapeutics, Inc.
(b)
............... 9,598 561,579
FibroGen, Inc.
(b)
..................... 9,991 140,873
Finch Therapeutics Group, Inc.
(b)
......... 903 9,003
Foghorn Therapeutics, Inc.
(b)
............ 2,333 53,356
Forma Therapeutics Holdings, Inc.
(b)
....... 4,122 58,615
Forte Biosciences, Inc.
(b)
............... 1,346 2,880
Fortress Biotech, Inc.
(b)
................ 7,258 18,145
Frequency Therapeutics, Inc.
(a)(b)
......... 4,360 22,367
G1 Therapeutics, Inc.
(b)
................ 4,694 47,926
Gemini Therapeutics, Inc.
(b)
............. 2,613 7,604
Generation Bio Co.
(b)
................. 5,377 38,069
Geron Corp.
(b)
...................... 38,060 46,433
Global Blood Therapeutics, Inc.
(b)
......... 7,139 208,959
Gossamer Bio, Inc.
(b)
................. 7,317 82,755
Graphite Bio, Inc.
(b)
................... 1,912 23,766
Greenwich Lifesciences, Inc.
(b)
........... 481 11,703
Gritstone Oncology, Inc.
(b)
.............. 5,146 66,178
GT Biopharma, Inc.
(b)
................. 2,844 8,674
Halozyme Therapeutics, Inc.
(b)
........... 16,284 654,780
Harpoon Therapeutics, Inc.
(b)
............ 2,231 16,844
Heron Therapeutics, Inc.
(b)
.............. 11,355 103,671
Homology Medicines, Inc.
(b)
............. 4,731 17,221
Hookipa Pharma, Inc.
(b)
................ 2,778 6,473
Humanigen, Inc.
(b)
................... 5,350 19,902
iBio, Inc.
(a)(b)
....................... 26,532 14,566
Icosavax, Inc.
(b)
..................... 1,574 36,013
Ideaya Biosciences, Inc.
(b)
.............. 3,875 91,605
IGM Biosciences, Inc.
(b)
................ 935 27,424
Imago Biosciences, Inc.
(b)
.............. 1,147 27,195

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Immuneering Corp., Class A
(b)
........... 973 $ 15,733
Immunic, Inc.
(b)
..................... 1,850 17,704
ImmunityBio, Inc.
(a)(b)
.................. 7,977 48,500
ImmunoGen, Inc.
(a)(b)
.................. 23,040 170,957
Immunovant, Inc.
(b)
................... 4,998 42,583
Impel Neuropharma, Inc.
(a)(b)
............ 633 5,463
Infinity Pharmaceuticals, Inc.
(b)
........... 10,441 23,492
Inhibrx, Inc.
(a)(b)
..................... 3,329 145,377
Inovio Pharmaceuticals, Inc.
(a)(b)
.......... 24,662 123,063
Inozyme Pharma, Inc.
(b)
............... 2,201 15,011
Insmed, Inc.
(b)
...................... 13,531 368,584
Instil Bio, Inc.
(b)
..................... 6,359 108,802
Intellia Therapeutics, Inc.
(b)
............. 8,178 966,967
Intercept Pharmaceuticals, Inc.
(b)
......... 3,157 51,428
Invitae Corp.
(a)(b)
..................... 23,553 359,654
Ironwood Pharmaceuticals, Inc.
(b)
......... 17,328 202,044
iTeos Therapeutics, Inc.
(b)
.............. 2,399 111,697
IVERIC bio, Inc.
(b)
.................... 13,530 226,222
Janux Therapeutics, Inc.
(b)
.............. 1,557 30,720
Jounce Therapeutics, Inc.
(a)(b)
............ 3,932 32,832
KalVista Pharmaceuticals, Inc.
(b)
.......... 2,212 29,265
Karuna Therapeutics, Inc.
(b)
............. 2,644 346,364
Karyopharm Therapeutics, Inc.
(b)
......... 7,935 51,022
Keros Therapeutics, Inc.
(b)
.............. 1,862 108,946
Kezar Life Sciences, Inc.
(b)
.............. 4,027 67,331
Kiniksa Pharmaceuticals Ltd., Class A
(b)
..... 3,310 38,959
Kinnate Biopharma, Inc.
(b)
.............. 3,029 53,674
Kodiak Sciences, Inc.
(b)
................ 3,965 336,153
Kronos Bio, Inc.
(b)
.................... 4,630 62,922
Krystal Biotech, Inc.
(b)
................. 2,139 149,623
Kura Oncology, Inc.
(b)
................. 7,388 103,432
Kymera Therapeutics, Inc.
(b)
............. 4,043 256,690
Lexicon Pharmaceuticals, Inc.
(b)
.......... 8,097 31,902
Ligand Pharmaceuticals, Inc.
(b)
........... 1,775 274,167
Lineage Cell Therapeutics, Inc.
(b)
......... 14,464 35,437
Lyell Immunopharma, Inc.
(b)
............. 2,781 21,525
MacroGenics, Inc.
(b)
.................. 7,298 117,133
Madrigal Pharmaceuticals, Inc.
(b)
......... 1,354 114,738
Magenta Therapeutics, Inc.
(b)
............ 3,568 15,806
MannKind Corp.
(b)
................... 29,056 126,975
MEI Pharma, Inc.
(b)
................... 10,853 28,978
MeiraGTx Holdings plc
(b)
............... 3,553 84,348
Mersana Therapeutics, Inc.
(b)
............ 8,214 51,091
MiMedx Group, Inc.
(b)
................. 13,250 80,030
Mirum Pharmaceuticals, Inc.
(b)
........... 116 1,850
Molecular Templates, Inc.
(b)
............. 4,560 17,875
Monte Rosa Therapeutics, Inc.
(a)(b)
........ 1,362 27,812
Morphic Holding, Inc.
(b)
................ 2,473 117,171
Mustang Bio, Inc.
(b)
................... 10,141 16,834
Myriad Genetics, Inc.
(b)
................ 9,133 252,071
Neoleukin Therapeutics, Inc.
(b)
........... 3,695 17,810
NexImmune, Inc.
(b)
................... 2,151 9,916
Nkarta, Inc.
(b)
....................... 1,683 25,834
Nurix Therapeutics, Inc.
(b)
.............. 3,736 108,157
Nuvalent, Inc., Class A
(a)(b)
.............. 1,260 23,990
Ocugen, Inc.
(b)
...................... 22,025 100,214
Olema Pharmaceuticals, Inc.
(b)
........... 2,965 27,752
Omega Therapeutics, Inc.
(b)
............. 870 9,857
Oncocyte Corp.
(b)
.................... 8,559 18,573
Oncorus, Inc.
(b)
..................... 2,436 12,838
Oncternal Therapeutics, Inc.
(b)
........... 5,279 11,983
OPKO Health, Inc.
(b)
.................. 48,538 233,468
Organogenesis Holdings, Inc.
(b)
.......... 4,549 42,033
ORIC Pharmaceuticals, Inc.
(b)
........... 3,520 51,744
Outlook Therapeutics, Inc.
(b)
............. 10,446 14,207
Security
Shares
Shares Value
Biotechnology (continued)
Oyster Point Pharma, Inc.
(b)
............. 1,325 $ 24,195
Passage Bio, Inc.
(b)
.................. 4,476 28,423
PMV Pharmaceuticals, Inc.
(b)
............ 3,129 72,280
Portage Biotech, Inc.
(b)
................ 430 4,614
Poseida Therapeutics, Inc.
(b)
............ 2,760 18,796
Praxis Precision Medicines, Inc.
(b)
......... 3,812 75,096
Precigen, Inc.
(b)
..................... 11,313 41,971
Precision BioSciences, Inc.
(b)
............ 6,100 45,140
Prelude Therapeutics, Inc.
(b)
............. 1,185 14,753
Prometheus Biosciences, Inc.
(b)
.......... 3,525 139,379
Protagonist Therapeutics, Inc.
(b)
.......... 5,311 181,636
Prothena Corp. plc
(b)
.................. 4,067 200,910
PTC Therapeutics, Inc.
(b)
............... 8,285 329,992
Puma Biotechnology, Inc.
(b)
............. 2,972 9,035
Radius Health, Inc.
(b)
................. 5,987 41,430
Rallybio Corp.
(b)
..................... 851 8,119
RAPT Therapeutics, Inc.
(b)
.............. 2,521 92,596
Recursion Pharmaceuticals, Inc., Class A
(b)
.. 13,555 232,197
REGENXBIO, Inc.
(b)
.................. 4,754 155,456
Relay Therapeutics, Inc.
(b)
.............. 8,229 252,713
Reneo Pharmaceuticals, Inc.
(b)
........... 1,179 10,080
Replimune Group, Inc.
(b)
............... 3,359 91,029
REVOLUTION Medicines, Inc.
(b)
.......... 7,084 178,304
Rhythm Pharmaceuticals, Inc.
(b)
.......... 5,254 52,435
Rigel Pharmaceuticals, Inc.
(b)
............ 19,733 52,292
Rocket Pharmaceuticals, Inc.
(b)
........... 4,881 106,552
Rubius Therapeutics, Inc.
(b)
............. 5,378 52,059
Sana Biotechnology, Inc.
(b)
.............. 10,160 157,277
Sangamo Therapeutics, Inc.
(a)(b)
.......... 13,682 102,615
Scholar Rock Holding Corp.
(b)
........... 3,255 80,854
Selecta Biosciences, Inc.
(b)
............. 11,413 37,206
Sensei Biotherapeutics, Inc.
(b)
........... 1,776 10,301
Sera Prognostics, Inc., Class A
(b)
......... 1,035 7,110
Seres Therapeutics, Inc.
(b)
.............. 8,301 69,147
Sesen Bio, Inc.
(b)
.................... 20,390 16,618
Shattuck Labs, Inc.
(b)
................. 3,173 27,002
Sigilon Therapeutics, Inc.
(b)
............. 863 2,382
Silverback Therapeutics, Inc.
(b)
........... 2,413 16,071
Solid Biosciences, Inc.
(b)
............... 7,112 12,446
Sorrento Therapeutics, Inc.
(a)(b)
........... 32,519 151,213
Spectrum Pharmaceuticals, Inc.
(b)
......... 18,396 23,363
Spero Therapeutics, Inc.
(b)
.............. 2,739 43,851
SpringWorks Therapeutics, Inc.
(a)(b)
........ 3,482 215,814
Spruce Biosciences, Inc.
(b)
.............. 1,836 8,189
SQZ Biotechnologies Co.
(b)
............. 2,715 24,245
Stoke Therapeutics, Inc.
(b)
.............. 2,277 54,625
Summit Therapeutics, Inc.
(b)
............. 2,681 7,212
Surface Oncology, Inc.
(b)
............... 3,969 18,972
Sutro Biopharma, Inc.
(b)
................ 5,172 76,959
Syndax Pharmaceuticals, Inc.
(b)
.......... 5,363 117,396
Syros Pharmaceuticals, Inc.
(a)(b)
.......... 7,611 24,812
Talaris Therapeutics, Inc.
(b)
............. 2,507 38,332
Taysha Gene Therapies, Inc.
(b)
........... 2,655 30,931
TCR2 Therapeutics, Inc.
(b)
.............. 3,840 17,894
Tenaya Therapeutics, Inc.
(b)
............. 1,639 31,059
TG Therapeutics, Inc.
(a)(b)
............... 15,015 285,285
Tonix Pharmaceuticals Holding Corp.
(b)
..... 38,965 13,938
Travere Therapeutics, Inc.
(b)
............. 6,860 212,934
Trevena, Inc.
(b)
...................... 19,506 11,362
Turning Point Therapeutics, Inc.
(b)
......... 5,485 261,634
Twist Bioscience Corp.
(b)
............... 5,545 429,128
Tyra Biosciences, Inc.
(b)
............... 1,430 20,120
UroGen Pharma Ltd.
(b)
................ 1,979 18,820
Vanda Pharmaceuticals, Inc.
(b)
........... 6,350 99,632
Vaxart, Inc.
(b)
....................... 14,248 89,335

2021
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Vaxcyte, Inc.
(b)
...................... 4,741 $ 112,788
VBI Vaccines, Inc.
(a)(b)
................. 20,581 48,160
Vera Therapeutics, Inc.
(a)(b)
.............. 831 22,204
Veracyte, Inc.
(b)
..................... 8,004 329,765
Verastem, Inc.
(b)
..................... 19,103 39,161
Vericel Corp.
(b)
...................... 5,485 215,561
Verve Therapeutics, Inc.
(b)
.............. 1,859 68,541
Viking Therapeutics, Inc.
(b)
.............. 7,550 34,730
Vincerx Pharma, Inc.
(b)
................ 1,535 15,642
Vir Biotechnology, Inc.
(b)
............... 7,208 301,799
Viracta Therapeutics, Inc.
(b)
............. 4,324 15,783
VistaGen Therapeutics, Inc.
(b)
............ 22,818 44,495
Vor BioPharma, Inc.
(b)
................. 2,239 26,017
Werewolf Therapeutics, Inc.
(b)
........... 3,106 36,992
XBiotech, Inc. ...................... 1,836 20,435
Xencor, Inc.
(a)(b)
..................... 6,598 264,712
XOMA Corp.
(b)
...................... 748 15,596
Y-mAbs Therapeutics, Inc.
(a)(b)
........... 4,177 67,709
Zentalis Pharmaceuticals, Inc.
(b)
.......... 4,224 355,069
ZIOPHARM Oncology, Inc.
(b)
............ 25,913 28,245
29,284,190
Building Products — 1.4%
AAON, Inc. ........................ 4,936 392,067
American Woodmark Corp.
(b)
............ 1,917 124,988
Apogee Enterprises, Inc. ............... 3,001 144,498
Caesarstone Ltd. .................... 2,327 26,388
Cornerstone Building Brands, Inc.
(b)
....... 6,531 113,901
CSW Industrials, Inc. ................. 1,770 213,922
Gibraltar Industries, Inc.
(b)
.............. 3,880 258,718
Griffon Corp. ....................... 5,478 156,014
Insteel Industries, Inc.
(a)
............... 2,083 82,924
JELD-WEN Holding, Inc.
(b)
.............. 10,762 283,686
Masonite International Corp.
(b)
........... 2,834 334,270
PGT Innovations, Inc.
(b)
................ 6,929 155,833
Quanex Building Products Corp. .......... 4,145 102,713
Resideo Technologies, Inc.
(b)
............ 17,017 442,953
Simpson Manufacturing Co., Inc.
(a)
........ 5,125 712,734
UFP Industries, Inc. .................. 7,064 649,959
View, Inc., Class A
(b)
.................. 16,409 64,159
Zurn Water Solutions Corp. ............. 14,283 519,901
4,779,628
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class
A ............................ 6,821 324,952
AssetMark Financial Holdings, Inc.
(b)
....... 2,168 56,823
Associated Capital Group, Inc., Class A ..... 300 12,900
B. Riley Financial, Inc.
(a)
............... 2,441 216,907
BGC Partners, Inc., Class A ............. 36,744 170,860
Blucora, Inc.
(b)
...................... 5,684 98,447
Brightsphere Investment Group, Inc. ....... 6,919 177,126
Cohen & Steers, Inc. ................. 2,961 273,922
Cowen, Inc., Class A ................. 3,033 109,491
Diamond Hill Investment Group, Inc. ....... 352 68,369
Donnelley Financial Solutions, Inc.
(b)
....... 3,421 161,266
Federated Hermes, Inc., Class B ......... 10,951 411,539
Focus Financial Partners, Inc., Class A
(b)
.... 7,012 418,757
GAMCO Investors, Inc., Class A .......... 630 15,737
GCM Grosvenor, Inc., Class A ........... 5,090 53,445
Greenhill & Co., Inc. .................. 1,834 32,884
Hamilton Lane, Inc., Class A
(a)
........... 4,004 414,895
Houlihan Lokey, Inc. .................. 6,009 622,052
Moelis & Co., Class A ................. 7,297 456,136
Open Lending Corp., Class A
(b)
........... 12,178 273,761
Oppenheimer Holdings, Inc., Class A ....... 1,068 49,523
Security
Shares
Shares Value
Capital Markets (continued)
Piper Sandler Cos. ................... 2,032 $ 362,732
PJT Partners, Inc., Class A ............. 2,878 213,231
Pzena Investment Management, Inc., Class A . 1,562 14,792
Sculptor Capital Management, Inc., Class A .. 2,597 55,446
StepStone Group, Inc., Class A .......... 4,785 198,913
StoneX Group, Inc.
(b)
................. 1,976 121,030
Value Line, Inc. ..................... 115 5,384
Virtus Investment Partners, Inc. .......... 859 255,209
WisdomTree Investments, Inc. ........... 15,487 94,780
5,741,309
Chemicals — 2.0%
AdvanSix, Inc. ...................... 3,233 152,759
American Vanguard Corp. .............. 3,869 63,413
Amyris, Inc.
(b)
...................... 19,946 107,908
Avient Corp. ....................... 10,709 599,169
Balchem Corp. ..................... 3,779 637,139
Cabot Corp. ....................... 6,694 376,203
Chase Corp. ....................... 874 87,015
Danimer Scientific, Inc.
(a)(b)
.............. 10,652 90,755
Ecovyst, Inc. ....................... 6,125 62,720
Ferro Corp.
(b)
....................... 9,583 209,197
FutureFuel Corp. .................... 3,543 27,069
GCP Applied Technologies, Inc.
(b)
......... 5,790 183,311
Hawkins, Inc. ...................... 2,231 88,013
HB Fuller Co. ...................... 6,110 494,910
Ingevity Corp.
(b)
..................... 4,661 334,194
Innospec, Inc. ...................... 2,919 263,703
Intrepid Potash, Inc.
(b)
................. 1,251 53,455
Koppers Holdings, Inc.
(b)
............... 2,429 76,028
Kraton Corp.
(b)
...................... 3,820 176,942
Kronos Worldwide, Inc.
(a)
............... 2,839 42,613
Livent Corp.
(a)(b)
..................... 19,070 464,927
Marrone Bio Innovations, Inc.
(a)(b)
......... 14,625 10,533
Minerals Technologies, Inc. ............. 3,867 282,871
Orion Engineered Carbons SA
(a)(b)
......... 7,203 132,247
PureCycle Technologies, Inc.
(b)
........... 6,279 60,090
Quaker Chemical Corp. ............... 1,605 370,402
Rayonier Advanced Materials, Inc.
(b)
....... 7,334 41,877
Sensient Technologies Corp. ............ 4,943 494,597
Stepan Co. ........................ 2,554 317,437
Tredegar Corp. ..................... 3,437 40,625
Trinseo plc ........................ 4,579 240,214
Tronox Holdings plc, Class A ............ 13,404 322,098
Valhi, Inc. ......................... 447 12,851
Zymergen, Inc.
(b)
.................... 9,429 63,080
6,980,365
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. .................. 8,038 328,352
ACCO Brands Corp. .................. 11,547 95,378
Aris Water Solution, Inc., Class A
(b)
........ 2,289 29,643
Brady Corp., Class A ................. 5,627 303,295
BrightView Holdings, Inc.
(b)
............. 4,891 68,865
Brink's Co. (The)
(a)
................... 5,648 370,339
Casella Waste Systems, Inc., Class A
(b)
..... 5,791 494,667
CECO Environmental Corp.
(b)
............ 4,493 27,991
Cimpress plc
(b)
...................... 1,966 140,785
CompX International, Inc. .............. 284 6,382
CoreCivic, Inc.
(b)
.................... 14,309 142,661
Deluxe Corp. ....................... 5,120 164,403
Ennis, Inc. ........................ 2,869 56,032
Harsco Corp.
(b)
..................... 9,462 158,110
Healthcare Services Group, Inc. .......... 8,913 158,562
Heritage-Crystal Clean, Inc.
(b)
............ 1,740 55,715
Herman Miller, Inc. ................... 8,805 345,068

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
HNI Corp. ......................... 5,188 $ 218,155
Interface, Inc. ...................... 7,046 112,384
KAR Auction Services, Inc.
(a)(b)
........... 13,991 218,539
Kimball International, Inc., Class B ........ 3,980 40,715
Matthews International Corp., Class A ...... 3,699 135,642
Montrose Environmental Group, Inc.
(b)
...... 3,080 217,171
NL Industries, Inc. ................... 1,105 8,177
Pitney Bowes, Inc. ................... 15,420 102,235
RR Donnelley & Sons Co.
(b)
............. 8,452 95,170
SP Plus Corp.
(b)
..................... 2,737 77,238
Steelcase, Inc., Class A ............... 10,547 123,611
Team, Inc.
(b)
....................... 3,929 4,283
Tetra Tech, Inc. ..................... 6,343 1,077,041
UniFirst Corp. ...................... 1,799 378,510
US Ecology, Inc.
(b)
................... 3,890 124,247
Viad Corp.
(a)(b)
...................... 2,488 106,462
VSE Corp.
(a)
....................... 1,237 75,383
6,061,211
Communications Equipment — 0.8%
ADTRAN, Inc. ...................... 5,675 129,560
Aviat Networks, Inc.
(b)
................. 794 25,471
CalAmp Corp.
(b)
..................... 3,771 26,623
Calix, Inc.
(b)
........................ 6,576 525,883
Cambium Networks Corp.
(b)
............. 1,081 27,706
Casa Systems, Inc.
(b)
................. 3,218 18,246
Clearfield, Inc.
(b)
..................... 1,299 109,662
Comtech Telecommunications Corp. ....... 2,824 66,900
Digi International, Inc.
(b)
................ 3,802 93,415
DZS, Inc.
(b)
........................ 2,117 34,338
EMCORE Corp.
(b)
.................... 4,356 30,405
Extreme Networks, Inc.
(b)
............... 14,854 233,208
Harmonic, Inc.
(b)
..................... 10,653 125,279
Infinera Corp.
(b)
..................... 21,242 203,711
Inseego Corp.
(a)(b)
.................... 9,943 57,968
KVH Industries, Inc.
(b)
................. 1,424 13,086
NETGEAR, Inc.
(b)
.................... 3,332 97,328
NetScout Systems, Inc.
(b)
.............. 8,371 276,913
Plantronics, Inc.
(b)
.................... 4,967 145,732
Ribbon Communications, Inc.
(a)(b)
......... 8,602 52,042
Viavi Solutions, Inc.
(b)
................. 27,315 481,290
2,774,766
Construction & Engineering — 1.6%
Ameresco, Inc., Class A
(a)(b)
............. 3,686 300,188
API Group Corp.
(b)
................... 23,608 608,378
Arcosa, Inc. ....................... 5,780 304,606
Argan, Inc. ........................ 1,840 71,190
Comfort Systems USA, Inc. ............. 4,253 420,792
Concrete Pumping Holdings, Inc.
(b)
........ 3,764 30,865
Construction Partners, Inc., Class A
(b)
...... 3,367 99,023
Dycom Industries, Inc.
(b)
............... 3,453 323,753
EMCOR Group, Inc. .................. 6,270 798,735
Fluor Corp.
(a)(b)
...................... 16,886 418,266
Granite Construction, Inc. .............. 5,458 211,225
Great Lakes Dredge & Dock Corp.
(b)
....... 7,801 122,632
IES Holdings, Inc.
(b)
.................. 1,029 52,109
Infrastructure and Energy Alternatives, Inc.
(a)(b)
3,470 31,924
INNOVATE Corp.
(b)
................... 6,279 23,232
Matrix Service Co.
(b)
.................. 2,456 18,469
MYR Group, Inc.
(b)
................... 1,897 209,713
Northwest Pipe Co.
(b)
................. 1,280 40,704
NV5 Global, Inc.
(b)
................... 1,530 211,324
Primoris Services Corp. ............... 6,380 152,992
Sterling Construction Co., Inc.
(b)
.......... 3,274 86,106
Tutor Perini Corp.
(b)
.................. 4,815 59,562
Security
Shares
Shares Value
Construction & Engineering (continued)
WillScot Mobile Mini Holdings Corp.
(b)
...... 24,874 $ 1,015,854
5,611,642
Construction Materials — 0.2%
Forterra, Inc.
(b)
...................... 3,594 85,465
Summit Materials, Inc., Class A
(a)(b)
........ 13,994 561,719
United States Lime & Minerals, Inc. ........ 275 35,481
682,665
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(b)
............. 562 40,082
Curo Group Holdings Corp. ............. 2,633 42,154
Encore Capital Group, Inc.
(b)
............ 3,358 208,565
Enova International, Inc.
(b)
.............. 4,391 179,855
EZCORP, Inc., Class A
(b)
............... 6,650 49,010
FirstCash Holdings, Inc. ............... 4,673 349,587
Green Dot Corp., Class A
(b)
............. 6,184 224,108
LendingClub Corp.
(b)
.................. 11,509 278,288
LendingTree, Inc.
(b)
................... 1,386 169,924
Navient Corp. ...................... 18,612 394,947
Nelnet, Inc., Class A .................. 2,025 197,802
Oportun Financial Corp.
(a)(b)
............. 2,532 51,273
PRA Group, Inc.
(b)
................... 5,086 255,368
PROG Holdings, Inc.
(a)
................ 7,560 341,032
Regional Management Corp. ............ 935 53,725
World Acceptance Corp.
(b)
.............. 507 124,433
2,960,153
Containers & Packaging — 0.3%
Greif, Inc., Class A ................... 2,959 178,635
Greif, Inc., Class B ................... 766 45,791
Myers Industries, Inc. ................. 4,293 85,903
O-I Glass, Inc.
(b)
..................... 18,515 222,735
Pactiv Evergreen, Inc. ................ 5,235 66,380
Ranpak Holdings Corp.
(b)
............... 4,529 170,200
TriMas Corp. ....................... 5,245 194,065
UFP Technologies, Inc.
(b)
............... 876 61,548
1,025,257
Distributors — 0.0%
(b)
Funko, Inc., Class A .................. 3,374 63,431
Greenlane Holdings, Inc., Class A ......... 1,731 1,669
65,100
Diversified Consumer Services — 0.6%
2U, Inc.
(b)
......................... 8,442 169,431
Adtalem Global Education, Inc.
(a)(b)
........ 5,874 173,635
American Public Education, Inc.
(b)
......... 2,315 51,509
Carriage Services, Inc. ................ 1,892 121,920
Coursera, Inc.
(b)
..................... 8,589 209,915
European Wax Center, Inc., Class A
(b)
...... 1,196 36,299
Graham Holdings Co., Class B ........... 444 279,644
Houghton Mifflin Harcourt Co.
(b)
.......... 15,166 244,172
Laureate Education, Inc., Class A ......... 11,686 143,037
OneSpaWorld Holdings Ltd.
(b)
........... 6,105 61,172
Perdoceo Education Corp.
(b)
............ 8,746 102,853
PowerSchool Holdings, Inc., Class A
(b)
...... 6,323 104,140
Regis Corp.
(b)
...................... 3,106 5,404
StoneMor, Inc.
(b)
..................... 4,160 9,485
Strategic Education, Inc. ............... 2,814 162,762
Stride, Inc.
(b)
....................... 4,776 159,184
Udemy, Inc.
(b)
...................... 1,635 31,948
Vivint Smart Home, Inc.
(b)
.............. 10,929 106,886
WW International, Inc.
(a)(b)
.............. 6,282 101,329
2,274,725

2021
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Diversified Financial Services — 0.2%
Alerus Financial Corp. ................ 1,846 $ 54,051
A-Mark Precious Metals, Inc. ............ 1,041 63,605
Banco Latinoamericano de Comercio Exterior
SA, Class E ..................... 3,407 56,556
Cannae Holdings, Inc.
(b)
............... 9,974 350,586
Marlin Business Services Corp. .......... 1,162 27,052
551,850
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(b)
...................... 1,375 80,795
ATN International, Inc. ................ 1,274 50,896
Bandwidth, Inc., Class A
(a)(b)
............. 2,724 195,474
Cogent Communications Holdings, Inc. ..... 5,020 367,364
Consolidated Communications Holdings, Inc.
(b)
8,625 64,515
EchoStar Corp., Class A
(b)
.............. 4,513 118,918
Globalstar, Inc.
(b)
.................... 72,418 84,005
IDT Corp., Class B
(b)
.................. 2,459 108,589
Iridium Communications, Inc.
(b)
........... 13,903 574,055
Liberty Latin America Ltd., Class A
(b)
....... 5,114 59,629
Liberty Latin America Ltd., Class C
(b)
....... 17,990 205,086
Ooma, Inc.
(b)
....................... 2,831 57,866
Radius Global Infrastructure, Inc.
(b)
........ 6,939 111,718
Telesat Corp., Class B
(b)
............... 1,511 43,320
2,122,230
Electric Utilities — 0.6%
ALLETE, Inc. ...................... 6,263 415,550
MGE Energy, Inc.
(a)
.................. 4,346 357,459
Otter Tail Corp. ..................... 4,881 348,601
PNM Resources, Inc. ................. 9,989 455,598
Portland General Electric Co. ............ 10,594 560,634
Via Renewables, Inc. ................. 1,964 22,449
2,160,291
Electrical Equipment — 1.1%
Advent Technologies Holdings, Inc.
(a)(b)
..... 2,036 14,272
Allied Motion Technologies, Inc. .......... 1,497 54,625
American Superconductor Corp.
(b)
........ 3,553 38,657
Array Technologies, Inc.
(b)
.............. 15,236 239,053
Atkore, Inc.
(b)
....................... 5,424 603,095
AZZ, Inc. ......................... 2,863 158,295
Babcock & Wilcox Enterprises, Inc.
(b)
....... 6,621 59,721
Beam Global
(b)
...................... 1,049 19,511
Blink Charging Co.
(a)(b)
................. 4,355 115,451
Bloom Energy Corp., Class A
(b)
........... 16,611 364,279
Encore Wire Corp. ................... 2,323 332,421
EnerSys .......................... 5,116 404,471
Eos Energy Enterprises, Inc., Class A
(a)(b)
.... 5,057 38,029
FTC Solar, Inc.
(b)
.................... 2,269 17,154
FuelCell Energy, Inc.
(b)
................ 43,487 226,132
GrafTech International Ltd. ............. 23,960 283,447
Powell Industries, Inc. ................. 923 27,219
Preformed Line Products Co. ............ 421 27,239
Romeo Power, Inc., Class A
(b)
........... 14,822 54,100
Stem, Inc.
(a)(b)
...................... 13,411 254,407
Thermon Group Holdings, Inc.
(b)
.......... 3,692 62,506
TPI Composites, Inc.
(b)
................ 4,261 63,745
Vicor Corp.
(b)
....................... 2,462 312,625
3,770,454
Electronic Equipment, Instruments & Components — 2.4%
908 Devices, Inc.
(b)
................... 1,529 39,555
Advanced Energy Industries, Inc. ......... 4,438 404,124
Aeva Technologies, Inc.
(a)(b)
............. 12,429 93,963
Akoustis Technologies, Inc.
(b)
............ 5,185 34,636
Arlo Technologies, Inc.
(b)
............... 9,839 103,211
Badger Meter, Inc.
(a)
.................. 3,484 371,255
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Belden, Inc. ....................... 5,198 $ 341,665
Benchmark Electronics, Inc. ............ 4,169 112,980
CTS Corp. ........................ 3,931 144,346
Daktronics, Inc.
(b)
.................... 3,703 18,700
ePlus, Inc.
(b)
....................... 3,078 165,843
Fabrinet
(b)
......................... 4,329 512,857
FARO Technologies, Inc.
(b)
.............. 2,195 153,694
Identiv, Inc.
(a)(b)
...................... 2,464 69,337
II-VI, Inc.
(b)
........................ 12,466 851,802
Insight Enterprises, Inc.
(b)
.............. 4,057 432,476
Iteris, Inc.
(b)
........................ 5,349 21,396
Itron, Inc.
(b)
........................ 5,305 363,499
Kimball Electronics, Inc.
(b)
.............. 3,028 65,889
Knowles Corp.
(b)
.................... 10,747 250,942
Luna Innovations, Inc.
(b)
............... 3,683 31,085
Methode Electronics, Inc. .............. 4,418 217,233
MicroVision, Inc.
(b)
................... 18,888 94,629
Napco Security Technologies, Inc.
(b)
....... 1,706 85,266
nLight, Inc.
(b)
....................... 5,074 121,522
Novanta, Inc.
(a)(b)
.................... 4,144 730,712
OSI Systems, Inc.
(b)
.................. 2,010 187,332
Ouster, Inc., Class A
(b)
................. 18,420 95,784
PAR Technology Corp.
(a)(b)
.............. 2,829 149,286
PC Connection, Inc. .................. 1,249 53,869
Plexus Corp.
(b)
...................... 3,293 315,766
Rogers Corp.
(b)
..................... 2,194 598,962
Sanmina Corp.
(b)
.................... 7,398 306,721
ScanSource, Inc.
(b)
................... 3,029 106,257
TTM Technologies, Inc.
(b)
............... 12,411 184,924
Velodyne Lidar, Inc.
(b)
................. 8,433 39,129
Vishay Intertechnology, Inc. ............. 15,672 342,747
Vishay Precision Group, Inc.
(b)
........... 1,374 51,003
8,264,397
Energy Equipment & Services — 0.8%
Archrock, Inc. ...................... 15,696 117,406
Aspen Aerogels, Inc.
(b)
................ 2,540 126,467
Bristow Group, Inc.
(b)
................. 2,784 88,169
Cactus, Inc., Class A ................. 6,511 248,264
ChampionX Corp.
(b)
.................. 23,710 479,179
DMC Global, Inc.
(b)
................... 2,216 87,776
Dril-Quip, Inc.
(b)
..................... 4,147 81,613
Expro Group Holdings NV
(b)
............. 5,467 78,452
FTS International, Inc., Class A
(b)
......... 1,060 27,825
Helix Energy Solutions Group, Inc.
(b)
....... 17,409 54,316
Helmerich & Payne, Inc. ............... 12,562 297,719
Liberty Oilfield Services, Inc., Class A
(a)(b)
.... 10,661 103,412
Nabors Industries Ltd.
(b)
............... 877 71,116
National Energy Services Reunited Corp.
(b)
.. 4,492 42,449
Newpark Resources, Inc.
(b)
............. 8,957 26,334
NexTier Oilfield Solutions, Inc.
(b)
.......... 21,593 76,655
Oceaneering International, Inc.
(b)
......... 12,254 138,593
Oil States International, Inc.
(b)
............ 6,626 32,931
Patterson-UTI Energy, Inc.
(a)
............ 21,932 185,325
ProPetro Holding Corp.
(b)
............... 10,687 86,565
RPC, Inc.
(b)
........................ 8,169 37,087
Select Energy Services, Inc., Class A
(a)(b)
.... 8,100 50,463
Solaris Oilfield Infrastructure, Inc., Class A ... 3,215 21,058
TETRA Technologies, Inc.
(b)
............. 14,638 41,572
Tidewater, Inc.
(b)
.................... 5,134 54,985
US Silica Holdings, Inc.
(a)(b)
............. 8,832 83,021
2,738,752
Entertainment — 0.8%
(b)
AMC Entertainment Holdings, Inc., Class A .. 60,664 1,650,061
Chicken Soup For The Soul Entertainment, Inc. 839 11,612

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Entertainment (continued)
Cinemark Holdings, Inc. ............... 13,036 $ 210,140
CuriosityStream, Inc., Class A ........... 3,104 18,407
Eros STX Global Corp. ................ 37,891 9,082
IMAX Corp. ........................ 6,070 108,289
Liberty Media Corp.-Liberty Braves, Class A
(a)
. 1,048 30,130
Liberty Media Corp.-Liberty Braves, Class C .. 4,246 119,312
Lions Gate Entertainment Corp., Class A .... 6,947 115,598
Lions Gate Entertainment Corp., Class B .... 13,746 211,551
LiveOne, Inc. ...................... 6,992 8,950
Madison Square Garden Entertainment Corp.
(a)
3,090 217,351
Marcus Corp. (The)
(a)
................. 2,653 47,382
2,757,865
Equity Real Estate Investment Trusts (REITs) — 6.6%
Acadia Realty Trust .................. 10,003 218,365
Agree Realty Corp.
(a)
................. 8,024 572,593
Alexander & Baldwin, Inc.
(a)
............. 8,367 209,928
Alexander's, Inc. .................... 264 68,719
American Assets Trust, Inc. ............. 5,825 218,612
American Finance Trust, Inc. ............ 14,113 128,852
Apartment Investment and Management Co.,
Class A ........................ 17,769 137,177
Apple Hospitality REIT, Inc. ............. 25,049 404,541
Armada Hoffler Properties, Inc. .......... 7,049 107,286
Ashford Hospitality Trust, Inc.
(b)
.......... 2,047 19,651
Braemar Hotels & Resorts, Inc.
(b)
......... 5,307 27,066
Brandywine Realty Trust
(a)
.............. 20,253 271,795
Broadstone Net Lease, Inc. ............. 18,210 451,972
BRT Apartments Corp. ................ 1,506 36,129
CareTrust REIT, Inc. .................. 11,457 261,563
CatchMark Timber Trust, Inc., Class A ...... 5,604 48,811
Centerspace REIT ................... 1,631 180,878
Chatham Lodging Trust
(b)
.............. 5,808 79,686
City Office REIT, Inc. ................. 5,031 99,211
Clipper Realty, Inc. ................... 2,104 20,914
Community Healthcare Trust, Inc. ......... 2,851 134,767
CorePoint Lodging, Inc.
(b)
.............. 4,733 74,308
Corporate Office Properties Trust ......... 13,492 377,371
CTO Realty Growth, Inc. ............... 633 38,879
DiamondRock Hospitality Co.
(b)
.......... 24,581 236,223
DigitalBridge Group, Inc., Class A
(b)
........ 57,076 475,443
Diversified Healthcare Trust ............. 27,473 84,892
Easterly Government Properties, Inc. ...... 9,924 227,458
EastGroup Properties, Inc. ............. 4,729 1,077,503
Empire State Realty Trust, Inc., Class A ..... 16,831 149,796
Equity Commonwealth ................ 13,805 357,549
Essential Properties Realty Trust, Inc. ...... 13,991 403,360
Farmland Partners, Inc. ............... 3,525 42,124
Four Corners Property Trust, Inc. ......... 8,912 262,102
Franklin Street Properties Corp. .......... 12,145 72,263
GEO Group, Inc. (The)
(a)
............... 13,996 108,469
Getty Realty Corp. ................... 4,800 154,032
Gladstone Commercial Corp. ............ 4,247 109,445
Gladstone Land Corp. ................ 3,460 116,810
Global Medical REIT, Inc. .............. 7,385 131,084
Global Net Lease, Inc. ................ 11,884 181,587
Healthcare Realty Trust, Inc. ............ 17,157 542,847
Hersha Hospitality Trust
(b)
.............. 3,854 35,341
Independence Realty Trust, Inc. .......... 12,199 315,100
Indus Realty Trust, Inc.
(a)
............... 576 46,691
Industrial Logistics Properties Trust ........ 7,505 188,000
Innovative Industrial Properties, Inc.
(a)
...... 2,787 732,730
iStar, Inc.
(a)
........................ 8,154 210,618
Kite Realty Group Trust ................ 25,647 558,592
Lexington Realty Trust
(a)
............... 32,732 511,274
LTC Properties, Inc. .................. 4,502 153,698
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Macerich Co. (The)
(a)
................. 25,307 $ 437,305
Mack-Cali Realty Corp.
(a)
............... 10,338 190,012
Monmouth Real Estate Investment Corp. .... 11,057 232,308
National Health Investors, Inc.
(a)
.......... 5,220 299,993
National Storage Affiliates Trust .......... 9,613 665,220
NETSTREIT Corp. ................... 4,734 108,409
NexPoint Residential Trust, Inc. .......... 2,645 221,730
Office Properties Income Trust ........... 5,756 142,979
One Liberty Properties, Inc. ............. 1,954 68,937
Outfront Media, Inc. .................. 17,362 465,649
Paramount Group, Inc. ................ 21,973 183,255
Pebblebrook Hotel Trust ............... 15,509 346,936
Phillips Edison & Co., Inc. .............. 2,206 72,886
Physicians Realty Trust ................ 25,613 482,293
Piedmont Office Realty Trust, Inc., Class A ... 14,344 263,643
Plymouth Industrial REIT, Inc. ........... 3,594 115,008
Postal Realty Trust, Inc., Class A ......... 1,452 28,750
PotlatchDeltic Corp. .................. 7,844 472,366
Preferred Apartment Communities, Inc. ..... 6,414 115,837
PS Business Parks, Inc. ............... 2,397 441,455
Retail Opportunity Investments Corp. ...... 14,207 278,457
Retail Value, Inc. .................... 2,123 13,630
RLJ Lodging Trust
(a)
.................. 19,532 272,081
RPT Realty ........................ 9,979 133,519
Ryman Hospitality Properties, Inc.
(b)
....... 6,330 582,107
Sabra Health Care REIT, Inc. ............ 25,979 351,756
Safehold, Inc.
(a)
..................... 2,444 195,153
Saul Centers, Inc. ................... 1,379 73,115
Seritage Growth Properties, Class A
(b)
...... 4,305 57,127
Service Properties Trust ............... 19,168 168,487
SITE Centers Corp. .................. 20,672 327,238
STAG Industrial, Inc. ................. 20,747 995,026
Summit Hotel Properties, Inc.
(b)
.......... 12,452 121,531
Sunstone Hotel Investors, Inc.
(b)
.......... 25,642 300,781
Tanger Factory Outlet Centers, Inc.
(a)
....... 11,973 230,839
Terreno Realty Corp. ................. 8,675 739,891
UMH Properties, Inc. ................. 4,843 132,359
Uniti Group, Inc. .................... 23,071 323,225
Universal Health Realty Income Trust ...... 1,445 85,934
Urban Edge Properties ................ 13,814 262,466
Urstadt Biddle Properties, Inc., Class A ..... 3,344 71,227
Washington REIT
(a)
.................. 10,102 261,137
Whitestone REIT .................... 5,614 56,870
Xenia Hotels & Resorts, Inc.
(b)
........... 13,366 242,058
23,305,090
Food & Staples Retailing — 1.0%
Andersons, Inc. (The) ................. 3,864 149,575
BJ's Wholesale Club Holdings, Inc.
(b)
....... 16,122 1,079,690
Chefs' Warehouse, Inc. (The)
(b)
.......... 3,794 126,340
HF Foods Group, Inc.
(b)
................ 4,816 40,743
Ingles Markets, Inc., Class A ............ 1,713 147,900
MedAvail Holdings, Inc.
(b)
.............. 1,398 1,957
Natural Grocers by Vitamin Cottage, Inc. .... 1,090 15,533
Performance Food Group Co.
(b)
.......... 17,832 818,311
PriceSmart, Inc. ..................... 2,789 204,071
Rite Aid Corp.
(b)
..................... 6,261 91,974
SpartanNash Co. .................... 4,412 113,653
Sprouts Farmers Market, Inc.
(b)
........... 13,140 389,995
United Natural Foods, Inc.
(b)
............. 6,457 316,910
Village Super Market, Inc., Class A ........ 1,150 26,899
Weis Markets, Inc. ................... 1,962 129,257
3,652,808

2021
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Food Products — 1.0%
AppHarvest, Inc.
(b)
................... 8,210 $ 31,937
B&G Foods, Inc. .................... 7,538 231,643
Calavo Growers, Inc. ................. 2,114 89,634
Cal-Maine Foods, Inc. ................. 4,802 177,626
Fresh Del Monte Produce, Inc. ........... 3,827 105,625
Hostess Brands, Inc.
(b)
................ 15,745 321,513
J&J Snack Foods Corp. ............... 1,759 277,852
John B Sanfilippo & Son, Inc. ............ 1,021 92,053
Laird Superfood, Inc.
(b)
................ 739 9,636
Lancaster Colony Corp. ............... 2,263 374,753
Landec Corp.
(b)
..................... 3,530 39,183
Limoneira Co. ...................... 2,145 32,175
Mission Produce, Inc.
(b)
................ 4,423 69,441
Sanderson Farms, Inc. ................ 2,370 452,860
Seneca Foods Corp., Class A
(b)
.......... 827 39,655
Simply Good Foods Co. (The)
(b)
.......... 10,146 421,769
Sovos Brands, Inc.
(b)
.................. 3,026 45,541
Tattooed Chef, Inc., Class A
(a)(b)
.......... 5,578 86,682
Tootsie Roll Industries, Inc.
(a)
............ 1,841 66,699
TreeHouse Foods, Inc.
(b)
............... 6,202 251,367
Utz Brands, Inc., Class A
(a)
............. 7,132 113,755
Vital Farms, Inc.
(b)
................... 2,850 51,471
Whole Earth Brands, Inc., Class A
(b)
....... 4,458 47,879
3,430,749
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A ..... 7,256 495,295
Chesapeake Utilities Corp.
(a)
............ 2,038 297,161
New Jersey Resources Corp. ............ 11,373 466,975
Northwest Natural Holding Co. ........... 3,676 179,315
ONE Gas, Inc. ...................... 6,291 488,119
South Jersey Industries, Inc. ............ 12,079 315,503
Southwest Gas Holdings, Inc.
(a)
.......... 7,071 495,323
Spire, Inc. ......................... 6,049 394,516
3,132,207
Health Care Equipment & Supplies — 3.2%
Accelerate Diagnostics, Inc.
(b)
........... 4,258 22,227
Accuray, Inc.
(b)
...................... 11,905 56,787
Acutus Medical, Inc.
(b)
................. 1,871 6,380
Alphatec Holdings, Inc.
(a)(b)
.............. 8,211 93,852
AngioDynamics, Inc.
(b)
................ 4,358 120,194
Apyx Medical Corp.
(b)
................. 3,441 44,114
Asensus Surgical, Inc.
(b)
............... 27,909 30,979
Aspira Women's Health, Inc.
(b)
........... 9,969 17,645
AtriCure, Inc.
(b)
..................... 5,323 370,108
Atrion Corp. ....................... 159 112,079
Avanos Medical, Inc.
(b)
................ 5,548 192,349
AxoGen, Inc.
(b)
...................... 4,747 44,479
Axonics, Inc.
(b)
...................... 5,393 302,008
BioLife Solutions, Inc.
(b)
................ 1,221 45,507
Bioventus, Inc., Class A
(b)
.............. 3,056 44,281
Butterfly Network, Inc., Class A
(b)
......... 14,685 98,243
Cardiovascular Systems, Inc.
(b)
........... 4,687 88,022
Cerus Corp.
(b)
...................... 20,119 137,010
ClearPoint Neuro, Inc.
(b)
............... 2,244 25,178
CONMED Corp. ..................... 3,414 483,969
CryoLife, Inc.
(b)
..................... 4,519 91,962
CryoPort, Inc.
(b)
..................... 4,773 282,418
Cue Health, Inc.
(b)
................... 1,715 22,998
Cutera, Inc.
(b)
...................... 2,055 84,913
CVRx, Inc.
(b)
....................... 961 11,753
CytoSorbents Corp.
(a)(b)
................ 5,384 22,559
DarioHealth Corp.
(b)
.................. 1,608 20,856
Eargo, Inc.
(b)
....................... 2,303 11,745
Glaukos Corp.
(b)
..................... 5,384 239,265
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Haemonetics Corp.
(b)
................. 6,018 $ 319,195
Heska Corp.
(b)
...................... 1,143 208,586
Inari Medical, Inc.
(b)
.................. 4,055 370,100
Inogen, Inc.
(a)(b)
..................... 2,345 79,730
Integer Holdings Corp.
(b)
............... 3,919 335,427
Intersect ENT, Inc.
(b)
.................. 4,011 109,540
Invacare Corp.
(b)
.................... 4,437 12,069
iRadimed Corp.
(b)
.................... 746 34,473
iRhythm Technologies, Inc.
(b)
............ 3,417 402,147
Lantheus Holdings, Inc.
(b)
.............. 7,945 229,531
LeMaitre Vascular, Inc. ................ 2,158 108,396
LivaNova plc
(b)
...................... 6,356 555,705
Meridian Bioscience, Inc.
(b)
............. 5,242 106,937
Merit Medical Systems, Inc.
(b)
............ 5,957 371,121
Mesa Laboratories, Inc. ............... 604 198,166
Natus Medical, Inc.
(b)
................. 3,923 93,093
Neogen Corp.
(b)
..................... 12,670 575,345
Neuronetics, Inc.
(b)
................... 2,979 13,286
NeuroPace, Inc.
(a)(b)
.................. 831 8,376
Nevro Corp.
(a)(b)
..................... 4,036 327,198
NuVasive, Inc.
(b)
..................... 6,179 324,274
OraSure Technologies, Inc.
(b)
............ 8,001 69,529
Ortho Clinical Diagnostics Holdings plc
(b)
.... 14,166 303,011
Orthofix Medical, Inc.
(b)
................ 2,289 71,165
OrthoPediatrics Corp.
(b)
................ 1,590 95,177
Outset Medical, Inc.
(b)
................. 5,457 251,513
Paragon 28, Inc.
(b)
................... 1,066 18,858
PAVmed, Inc.
(b)
..................... 7,941 19,535
PROCEPT BioRobotics Corp.
(b)
.......... 850 21,258
Pulmonx Corp.
(b)
.................... 3,029 97,140
Pulse Biosciences, Inc.
(b)
............... 1,765 26,140
Quotient Ltd.
(a)(b)
..................... 9,414 24,382
Retractable Technologies, Inc.
(b)
.......... 1,830 12,682
RxSight, Inc.
(a)(b)
..................... 985 11,081
SeaSpine Holdings Corp.
(b)
............. 4,002 54,507
Senseonics Holdings, Inc.
(a)(b)
............ 49,547 132,290
Shockwave Medical, Inc.
(b)
.............. 3,969 707,792
SI-BONE, Inc.
(b)
..................... 3,832 85,109
Sientra, Inc.
(b)
...................... 7,772 28,523
Sight Sciences, Inc.
(b)
................. 1,311 23,034
Silk Road Medical, Inc.
(a)(b)
.............. 4,046 172,400
STAAR Surgical Co.
(b)
................. 5,592 510,550
Stereotaxis, Inc.
(b)
................... 5,928 36,754
Surmodics, Inc.
(b)
.................... 1,590 76,558
Tactile Systems Technology, Inc.
(b)
........ 2,366 45,025
Talis Biomedical Corp.
(b)
............... 1,225 4,912
TransMedics Group, Inc.
(b)
.............. 3,161 60,565
Treace Medical Concepts, Inc.
(b)
.......... 3,537 65,930
Utah Medical Products, Inc. ............. 456 45,600
Vapotherm, Inc.
(b)
.................... 2,658 55,047
Varex Imaging Corp.
(b)
................ 4,501 142,007
ViewRay, Inc.
(b)
..................... 17,061 94,006
Zynex, Inc.
(a)(b)
...................... 2,065 20,588
11,289,243
Health Care Providers & Services — 2.9%
1Life Healthcare, Inc.
(b)
................ 13,908 244,364
Accolade, Inc.
(b)
..................... 6,005 158,292
AdaptHealth Corp.
(b)
.................. 8,434 206,296
Addus HomeCare Corp.
(b)
.............. 1,865 174,396
Agiliti, Inc.
(b)
....................... 2,696 62,439
Alignment Healthcare, Inc.
(b)
............ 9,330 131,180
AMN Healthcare Services, Inc.
(b)
.......... 5,533 676,852
Apollo Medical Holdings, Inc.
(b)
........... 4,433 325,737
Apria, Inc.
(b)
........................ 1,776 57,898
Aveanna Healthcare Holdings, Inc.
(b)
....... 4,603 34,062

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Biodesix, Inc.
(b)
..................... 1,465 $ 7,750
Brookdale Senior Living, Inc.
(b)
........... 22,076 113,912
Castle Biosciences, Inc.
(b)
.............. 2,541 108,933
Community Health Systems, Inc.
(b)
........ 14,822 197,281
CorVel Corp.
(b)
...................... 1,059 220,272
Covetrus, Inc.
(b)
..................... 12,346 246,550
Cross Country Healthcare, Inc.
(b)
......... 4,089 113,511
Ensign Group, Inc. (The) ............... 6,184 519,209
Fulgent Genetics, Inc.
(b)
............... 2,420 243,428
Hanger, Inc.
(b)
...................... 4,420 80,135
HealthEquity, Inc.
(a)(b)
................. 9,627 425,898
InfuSystem Holdings, Inc.
(a)(b)
............ 2,397 40,821
Innovage Holding Corp.
(a)(b)
............. 2,186 10,930
Joint Corp. (The)
(b)
................... 1,617 106,221
LHC Group, Inc.
(b)
................... 3,594 493,205
LifeStance Health Group, Inc.
(b)
.......... 5,463 52,008
Magellan Health, Inc.
(b)
................ 2,749 261,127
MEDNAX, Inc.
(b)
..................... 9,081 247,094
ModivCare, Inc.
(a)(b)
................... 1,473 218,431
National HealthCare Corp. .............. 1,502 102,046
National Research Corp. ............... 1,716 71,248
Ontrak, Inc.
(b)
...................... 1,057 6,648
Option Care Health, Inc.
(b)
.............. 18,697 531,743
Owens & Minor, Inc. .................. 8,653 376,405
Patterson Cos., Inc.
(a)
................. 10,213 299,751
Pennant Group, Inc. (The)
(b)
............. 3,078 71,040
PetIQ, Inc.
(b)
....................... 3,149 71,514
Privia Health Group, Inc.
(b)
.............. 1,889 48,868
Progyny, Inc.
(a)(b)
.................... 7,527 378,984
R1 RCM, Inc.
(b)
..................... 13,982 356,401
RadNet, Inc.
(b)
...................... 5,560 167,412
Select Medical Holdings Corp. ........... 13,004 382,318
Sharps Compliance Corp.
(b)
............. 1,721 12,271
SOC Telemed, Inc.
(b)
.................. 4,883 6,250
Surgery Partners, Inc.
(b)
............... 3,781 201,943
Tenet Healthcare Corp.
(b)
............... 12,492 1,020,471
Tivity Health, Inc.
(b)
................... 5,047 133,443
Triple-S Management Corp.
(b)
............ 2,677 95,515
US Physical Therapy, Inc. .............. 1,542 147,338
Viemed Healthcare, Inc.
(b)
.............. 4,574 23,876
10,283,717
Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc.
(a)(b)
..... 14,587 269,130
American Well Corp., Class A
(a)(b)
......... 21,548 130,150
Castlight Health, Inc., Class B
(b)
.......... 14,244 21,936
Computer Programs & Systems, Inc. ....... 1,726 50,572
Convey Health Solutions Holdings, Inc.
(b)
.... 1,592 13,309
Evolent Health, Inc., Class A
(b)
........... 9,122 252,406
Forian, Inc. ........................ 2,165 19,528
Health Catalyst, Inc.
(a)(b)
................ 5,901 233,798
HealthStream, Inc.
(b)
.................. 2,974 78,395
iCAD, Inc.
(b)
........................ 2,620 18,864
Inspire Medical Systems, Inc.
(b)
.......... 3,163 727,680
Multiplan Corp., Class A
(a)(b)
............. 44,789 198,415
NantHealth, Inc.
(b)
................... 3,558 3,754
NextGen Healthcare, Inc.
(b)
............. 6,989 124,334
Omnicell, Inc.
(b)
..................... 5,122 924,214
OptimizeRx Corp.
(b)
.................. 2,016 125,214
Phreesia, Inc.
(b)
..................... 5,752 239,628
Schrodinger, Inc.
(b)
................... 5,405 188,256
Simulations Plus, Inc. ................. 1,835 86,795
Tabula Rasa HealthCare, Inc.
(b)
.......... 2,751 41,265
Vocera Communications, Inc.
(b)
.......... 4,059 263,185
4,010,828
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc.
(b)
............. 6,784 $ 88,328
Bally's Corp.
(a)(b)
..................... 3,895 148,244
Biglari Holdings, Inc., Class B
(b)
.......... 133 18,962
BJ's Restaurants, Inc.
(a)(b)
.............. 2,674 92,387
Bloomin' Brands, Inc.
(b)
................ 10,444 219,115
Bluegreen Vacations Holding Corp.
(b)
....... 1,669 58,582
Brinker International, Inc.
(b)
............. 5,385 197,037
Carrols Restaurant Group, Inc. ........... 4,613 13,654
Century Casinos, Inc.
(b)
................ 3,588 43,702
Cheesecake Factory, Inc. (The)
(b)
......... 5,452 213,446
Chuy's Holdings, Inc.
(b)
................ 2,210 66,565
Cracker Barrel Old Country Store, Inc.
(a)
.... 2,830 364,051
Dave & Buster's Entertainment, Inc.
(b)
...... 5,156 197,990
Del Taco Restaurants, Inc. .............. 3,868 48,157
Denny's Corp.
(a)(b)
.................... 7,572 121,152
Dine Brands Global, Inc.
(b)
.............. 1,874 142,068
Drive Shack, Inc.
(b)
................... 9,854 14,091
El Pollo Loco Holdings, Inc.
(b)
............ 2,146 30,452
Esports Technologies, Inc.
(b)
............. 1,303 26,790
Everi Holdings, Inc.
(b)
................. 10,229 218,389
F45 Training Holdings, Inc.
(b)
............ 2,412 26,267
Fiesta Restaurant Group, Inc.
(b)
.......... 1,866 20,545
First Watch Restaurant Group, Inc.
(b)
....... 1,291 21,637
Full House Resorts, Inc.
(b)
.............. 3,902 47,253
GAN Ltd.
(b)
........................ 4,785 43,974
Golden Entertainment, Inc.
(b)
............ 2,047 103,435
Golden Nugget Online Gaming, Inc.
(b)
...... 4,695 46,715
Hall of Fame Resort & Entertainment Co. .... 6,558 9,968
Hilton Grand Vacations, Inc.
(b)
........... 10,202 531,626
International Game Technology plc ........ 11,728 339,056
Jack in the Box, Inc. .................. 2,568 224,649
Krispy Kreme, Inc. ................... 2,585 48,908
Kura Sushi USA, Inc., Class A
(b)
.......... 452 36,540
Life Time Group Holdings, Inc.
(b)
.......... 4,576 78,753
Lindblad Expeditions Holdings, Inc.
(b)
....... 3,333 51,995
Monarch Casino & Resort, Inc.
(b)
.......... 1,525 112,774
Nathan's Famous, Inc. ................ 366 21,371
NeoGames SA
(b)
.................... 666 18,501
Noodles & Co.
(b)
..................... 5,120 46,438
ONE Group Hospitality, Inc. (The)
(b)
........ 2,331 29,394
Papa John's International, Inc. ........... 3,865 515,862
PlayAGS, Inc.
(a)(b)
.................... 3,591 24,383
Portillo's, Inc., Class A
(b)
............... 2,767 103,873
RCI Hospitality Holdings, Inc. ............ 962 74,921
Red Robin Gourmet Burgers, Inc.
(b)
........ 2,011 33,242
Red Rock Resorts, Inc., Class A .......... 7,016 385,950
Rush Street Interactive, Inc.
(b)
........... 6,242 102,993
Ruth's Hospitality Group, Inc.
(b)
........... 4,161 82,804
Scientific Games Corp.
(b)
............... 11,309 755,780
SeaWorld Entertainment, Inc.
(b)
.......... 6,071 393,765
Shake Shack, Inc., Class A
(b)
............ 4,381 316,133
Target Hospitality Corp.
(b)
.............. 4,408 15,692
Texas Roadhouse, Inc. ................ 8,234 735,131
Wingstop, Inc.
(a)
..................... 3,501 604,973
Xponential Fitness, Inc., Class A
(b)
........ 1,099 22,464
8,350,927
Household Durables — 2.0%
Aterian, Inc.
(b)
...................... 2,360 9,700
Bassett Furniture Industries, Inc. ......... 1,111 18,631
Beazer Homes USA, Inc.
(b)
............. 3,274 76,022
Casper Sleep, Inc.
(b)
.................. 4,414 29,486
Cavco Industries, Inc.
(b)
................ 1,087 345,286
Century Communities, Inc. ............. 3,554 290,682
Ethan Allen Interiors, Inc. .............. 2,630 69,143
Flexsteel Industries, Inc. ............... 792 21,273

2021
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Household Durables (continued)
GoPro, Inc., Class A
(b)
................. 15,442 $ 159,207
Green Brick Partners, Inc.
(b)
............. 3,703 112,312
Hamilton Beach Brands Holding Co., Class A . 1,018 14,619
Helen of Troy Ltd.
(b)
.................. 2,835 693,072
Hooker Furnishings Corp. .............. 1,244 28,960
Hovnanian Enterprises, Inc., Class A
(b)
...... 610 77,647
Installed Building Products, Inc. .......... 2,825 394,709
iRobot Corp.
(a)(b)
..................... 3,148 207,390
KB Home ......................... 9,347 418,091
Landsea Homes Corp.
(b)
............... 1,327 9,714
La-Z-Boy, Inc. ...................... 5,168 187,650
Legacy Housing Corp.
(b)
............... 963 25,491
LGI Homes, Inc.
(b)
................... 2,577 398,095
Lifetime Brands, Inc. .................. 1,738 27,756
Lovesac Co. (The)
(b)
.................. 1,524 100,980
M/I Homes, Inc.
(b)
.................... 3,362 209,049
MDC Holdings, Inc. .................. 6,715 374,898
Meritage Homes Corp.
(b)
............... 4,324 527,787
Purple Innovation, Inc.
(a)(b)
.............. 6,778 89,944
Skyline Champion Corp.
(b)
.............. 6,136 484,621
Snap One Holdings Corp.
(b)
............. 1,563 32,948
Sonos, Inc.
(b)
....................... 14,152 421,730
Taylor Morrison Home Corp.
(a)(b)
.......... 14,059 491,503
Traeger, Inc.
(b)
...................... 2,655 32,285
TRI Pointe Homes, Inc.
(b)
............... 13,300 370,937
Tupperware Brands Corp.
(b)
............. 5,798 88,651
Universal Electronics, Inc.
(b)
............. 1,564 63,733
VOXX International Corp.
(b)
............. 1,776 18,062
Vuzix Corp.
(b)
....................... 7,000 60,690
Weber, Inc., Class A
(b)
................. 2,002 25,886
7,008,640
Household Products — 0.3%
Central Garden & Pet Co.
(b)
............. 1,082 56,945
Central Garden & Pet Co., Class A
(b)
....... 4,868 232,934
Energizer Holdings, Inc. ............... 8,120 325,612
Oil-Dri Corp. of America ............... 656 21,471
WD-40 Co.
(a)
....................... 1,629 398,519
1,035,481
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. ................. 4,103 137,368
Clearway Energy, Inc., Class C .......... 9,789 352,698
Ormat Technologies, Inc. ............... 5,292 419,656
Sunnova Energy International, Inc.
(b)
....... 10,300 287,576
1,197,298
Insurance — 2.0%
Ambac Financial Group, Inc.
(b)
........... 5,411 86,846
American Equity Investment Life Holding Co. . 9,737 378,964
American National Group, Inc. ........... 889 167,879
AMERISAFE, Inc. ................... 2,218 119,395
Argo Group International Holdings Ltd. ..... 3,782 219,772
Bright Health Group, Inc.
(b)
.............. 6,246 21,486
BRP Group, Inc., Class A
(b)
............. 5,506 198,822
Citizens, Inc.
(b)
...................... 6,570 34,887
CNO Financial Group, Inc. .............. 14,477 345,132
Crawford & Co., Class A ............... 2,073 15,527
Donegal Group, Inc., Class A ............ 2,010 28,723
eHealth, Inc.
(b)
...................... 2,912 74,256
Employers Holdings, Inc. ............... 3,300 136,554
Enstar Group Ltd.
(b)
.................. 1,461 361,729
Genworth Financial, Inc., Class A
(b)
........ 61,267 248,131
Goosehead Insurance, Inc., Class A
(a)
...... 2,112 274,729
Greenlight Capital Re Ltd., Class A
(b)
....... 2,557 20,047
HCI Group, Inc. ..................... 668 55,805
Security
Shares
Shares Value
Insurance (continued)
Heritage Insurance Holdings, Inc. ......... 2,379 $ 13,988
Horace Mann Educators Corp. ........... 4,848 187,617
Independence Holding Co. ............. 445 25,223
Investors Title Co. ................... 172 33,910
James River Group Holdings Ltd. ......... 3,796 109,363
Kinsale Capital Group, Inc. ............. 2,561 609,236
Maiden Holdings Ltd.
(b)
................ 8,292 25,373
MBIA, Inc.
(b)
....................... 5,521 87,176
MetroMile, Inc.
(b)
.................... 4,380 9,592
National Western Life Group, Inc., Class A ... 298 63,903
NI Holdings, Inc.
(b)
................... 801 15,147
Palomar Holdings, Inc.
(b)
............... 2,931 189,841
ProAssurance Corp. .................. 6,229 157,594
RLI Corp.
(a)
........................ 4,686 525,301
Safety Insurance Group, Inc. ............ 1,721 146,337
Selective Insurance Group, Inc.
(a)
......... 6,962 570,466
Selectquote, Inc.
(a)(b)
.................. 15,449 139,968
SiriusPoint Ltd.
(b)
.................... 10,623 86,365
State Auto Financial Corp. .............. 2,078 107,412
Stewart Information Services Corp. ........ 3,201 255,216
Tiptree, Inc. ....................... 3,208 44,367
Trean Insurance Group, Inc.
(b)
........... 2,154 19,192
Trupanion, Inc.
(a)(b)
................... 4,469 590,042
United Fire Group, Inc. ................ 2,555 59,250
United Insurance Holdings Corp. ......... 2,729 11,844
Universal Insurance Holdings, Inc. ........ 3,335 56,695
6,929,102
Interactive Media & Services — 0.6%
(b)
Cargurus, Inc. ...................... 11,159 375,389
Cars.com, Inc. ...................... 7,880 126,789
Eventbrite, Inc., Class A ............... 8,953 156,140
EverQuote, Inc., Class A ............... 2,254 35,298
fuboTV, Inc. ....................... 15,855 246,069
j2 Global, Inc.
(a)
..................... 5,115 567,049
Liberty TripAdvisor Holdings, Inc., Class A ... 9,645 20,930
MediaAlpha, Inc., Class A .............. 2,471 38,152
Outbrain, Inc. ...................... 955 13,370
QuinStreet, Inc. ..................... 5,922 107,721
TrueCar, Inc. ....................... 11,422 38,835
Yelp, Inc. ......................... 8,345 302,423
2,028,165
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com, Inc., Class A
(a)(b)
....... 3,264 76,280
1stdibs.com, Inc.
(b)
................... 843 10,546
CarParts.com, Inc.
(b)
.................. 5,652 63,302
Duluth Holdings, Inc., Class B
(b)
.......... 1,141 17,320
Groupon, Inc.
(a)(b)
.................... 2,629 60,888
Lands' End, Inc.
(b)
................... 1,728 33,921
Liquidity Services, Inc.
(b)
............... 3,171 70,016
Overstock.com, Inc.
(b)
................. 5,060 298,590
PetMed Express, Inc.
(a)
................ 2,238 56,532
Porch Group, Inc.
(a)(b)
................. 9,074 141,464
Quotient Technology, Inc.
(b)
............. 10,746 79,735
RealReal, Inc. (The)
(b)
................. 9,379 108,890
Rent the Runway, Inc., Class A
(b)
......... 2,018 16,447
Revolve Group, Inc., Class A
(a)(b)
.......... 4,284 240,075
Shutterstock, Inc. .................... 2,728 302,481
Stitch Fix, Inc., Class A
(b)
............... 9,578 181,216
Xometry, Inc., Class A
(b)
............... 949 48,636
1,806,339
IT Services — 1.6%
BigCommerce Holdings, Inc.
(b)
........... 5,857 207,162
Brightcove, Inc.
(b)
.................... 5,141 52,541

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
IT Services (continued)
Cantaloupe, Inc.
(b)
................... 6,951 $ 61,725
Cass Information Systems, Inc. .......... 1,674 65,822
Conduent, Inc.
(b)
.................... 19,803 105,748
CSG Systems International, Inc. .......... 3,767 217,055
DigitalOcean Holdings, Inc.
(b)
............ 5,830 468,324
EVERTEC, Inc. ..................... 7,128 356,257
Evo Payments, Inc., Class A
(b)
........... 5,634 144,230
ExlService Holdings, Inc.
(b)
............. 3,841 556,062
Flywire Corp.
(b)
..................... 7,409 281,987
GreenBox POS
(b)
.................... 2,072 8,702
Grid Dynamics Holdings, Inc.
(b)
........... 4,959 188,293
Hackett Group, Inc. (The) .............. 2,752 56,499
I3 Verticals, Inc., Class A
(a)(b)
............ 2,627 59,869
IBEX Holdings Ltd.
(b)
.................. 759 9,784
International Money Express, Inc.
(b)
........ 3,565 56,897
Limelight Networks, Inc.
(a)(b)
............. 16,277 55,830
LiveRamp Holdings, Inc.
(b)
.............. 7,754 371,804
Maximus, Inc. ...................... 7,218 575,058
MoneyGram International, Inc.
(b)
.......... 10,744 84,770
Paya Holdings, Inc., Class A
(a)(b)
.......... 9,807 62,176
Perficient, Inc.
(b)
..................... 3,803 491,690
Priority Technology Holdings, Inc.
(b)
........ 801 5,671
Rackspace Technology, Inc.
(b)
........... 6,415 86,410
Remitly Global, Inc.
(b)
................. 1,444 29,775
Repay Holdings Corp.
(b)
............... 10,194 186,244
StarTek, Inc.
(b)
...................... 2,147 11,207
TTEC Holdings, Inc. .................. 2,194 198,667
Tucows, Inc., Class A
(a)(b)
............... 1,213 101,674
Unisys Corp.
(b)
...................... 7,794 160,323
Verra Mobility Corp.
(b)
................. 16,302 251,540
5,569,796
Leisure Products — 0.5%
Acushnet Holdings Corp. ............... 4,128 219,114
American Outdoor Brands, Inc.
(b)
......... 1,842 36,711
AMMO, Inc.
(a)(b)
..................... 10,187 55,519
Callaway Golf Co.
(a)
.................. 13,806 378,837
Clarus Corp. ....................... 2,888 80,055
Escalade, Inc. ...................... 1,239 19,564
Genius Brands International, Inc.
(b)
........ 33,666 35,349
Johnson Outdoors, Inc., Class A .......... 636 59,587
Latham Group, Inc.
(a)(b)
................ 3,753 93,938
Malibu Boats, Inc., Class A
(a)(b)
........... 2,472 169,901
Marine Products Corp. ................ 684 8,550
MasterCraft Boat Holdings, Inc.
(b)
......... 2,213 62,694
Nautilus, Inc.
(b)
...................... 3,299 20,223
Smith & Wesson Brands, Inc. ............ 5,641 100,410
Solo Brands, Inc., Class A
(b)
............. 1,378 21,538
Sturm Ruger & Co., Inc. ............... 2,027 137,876
Vista Outdoor, Inc.
(b)
.................. 6,767 311,756
1,811,622
Life Sciences Tools & Services — 0.9%
(b)
Absci Corp. ........................ 1,633 13,391
Akoya Biosciences, Inc. ............... 911 13,947
Alpha Teknova, Inc. .................. 819 16,773
Berkeley Lights, Inc.
(a)
................. 5,719 103,971
Bionano Genomics, Inc. ............... 33,551 100,318
ChromaDex Corp. ................... 5,439 20,342
Codex DNA, Inc. .................... 912 9,850
Codexis, Inc. ....................... 7,084 221,517
Cytek Biosciences, Inc.
(a)
............... 1,890 30,845
Fluidigm Corp. ...................... 9,238 36,213
Harvard Bioscience, Inc. ............... 4,638 32,698
Inotiv, Inc.
(a)
........................ 1,545 64,998
MaxCyte, Inc. ...................... 11,286 115,004
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Medpace Holdings, Inc. ............... 3,410 $ 742,152
NanoString Technologies, Inc. ........... 5,292 223,481
NeoGenomics, Inc. .................. 13,344 455,297
Pacific Biosciences of California, Inc.
(a)
..... 22,837 467,245
Personalis, Inc. ..................... 4,247 60,605
Quanterix Corp. ..................... 3,681 156,074
Rapid Micro Biosystems, Inc., Class A
(a)
..... 941 10,012
Seer, Inc. ......................... 4,897 111,701
Singular Genomics Systems, Inc. ......... 1,393 16,103
3,022,537
Machinery — 3.7%
AgEagle Aerial Systems, Inc.
(b)
........... 7,961 12,499
Alamo Group, Inc. ................... 1,186 174,555
Albany International Corp., Class A ........ 3,671 324,700
Altra Industrial Motion Corp. ............ 7,737 398,997
Astec Industries, Inc. ................. 2,763 191,393
Barnes Group, Inc. ................... 5,550 258,575
Blue Bird Corp.
(b)
.................... 1,694 26,494
Chart Industries, Inc.
(b)
................ 4,298 685,488
CIRCOR International, Inc.
(b)
............ 2,124 57,730
Columbus McKinnon Corp. ............. 3,321 153,629
Commercial Vehicle Group, Inc.
(a)(b)
........ 3,823 30,813
Desktop Metal, Inc., Class A
(a)(b)
.......... 21,665 107,242
Douglas Dynamics, Inc. ............... 2,622 102,415
Energy Recovery, Inc.
(b)
............... 5,079 109,148
Enerpac Tool Group Corp. .............. 7,030 142,568
EnPro Industries, Inc. ................. 2,449 269,561
ESCO Technologies, Inc. .............. 3,037 273,300
Evoqua Water Technologies Corp.
(b)
....... 13,753 642,953
Federal Signal Corp. ................. 7,092 307,367
Franklin Electric Co., Inc. .............. 5,420 512,515
Gorman-Rupp Co. (The)
(a)
.............. 2,709 120,686
Greenbrier Cos., Inc. (The) ............. 3,729 171,124
Helios Technologies, Inc. ............... 3,806 400,277
Hillenbrand, Inc. .................... 8,587 446,438
Hydrofarm Holdings Group, Inc.
(a)(b)
........ 4,581 129,597
Hyliion Holdings Corp., Class A
(b)
......... 13,984 86,701
Hyster-Yale Materials Handling, Inc. ....... 1,227 50,430
Ideanomics, Inc.
(b)
................... 48,734 58,481
John Bean Technologies Corp. ........... 3,673 564,026
Kadant, Inc. ....................... 1,356 312,531
Kennametal, Inc. .................... 9,839 353,319
Lindsay Corp. ...................... 1,300 197,600
Luxfer Holdings plc .................. 3,156 60,942
Manitowoc Co., Inc. (The)
(b)
............. 3,913 72,743
Mayville Engineering Co., Inc.
(b)
.......... 1,380 20,576
Meritor, Inc.
(b)
...................... 7,986 197,893
Miller Industries, Inc. ................. 1,464 48,898
Mueller Industries, Inc. ................ 6,555 389,105
Mueller Water Products, Inc., Class A ...... 18,440 265,536
Nikola Corp.
(b)
...................... 26,483 261,387
NN, Inc.
(b)
......................... 4,836 19,828
Omega Flex, Inc. .................... 375 47,606
Park-Ohio Holdings Corp. .............. 985 20,852
Proto Labs, Inc.
(b)
.................... 3,307 169,814
RBC Bearings, Inc.
(a)(b)
................ 3,289 664,279
REV Group, Inc. .................... 3,482 49,270
Shyft Group, Inc. (The) ................ 4,015 197,257
SPX Corp.
(b)
....................... 5,124 305,800
SPX FLOW, Inc. .................... 4,892 423,060
Standex International Corp. ............. 1,380 152,711
Tennant Co. ....................... 2,187 177,235
Terex Corp. ........................ 8,054 353,973
Titan International, Inc.
(b)
............... 6,023 66,012
Trinity Industries, Inc.
(a)
................ 9,275 280,105

2021
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Machinery (continued)
Wabash National Corp. ................ 6,059 $ 118,272
Watts Water Technologies, Inc., Class A ..... 3,221 625,422
Welbilt, Inc.
(b)
....................... 15,161 360,377
13,022,105
Marine — 0.2%
Costamare, Inc. ..................... 6,404 81,011
Eagle Bulk Shipping, Inc. .............. 1,057 48,093
Genco Shipping & Trading Ltd. ........... 3,832 61,312
Matson, Inc. ....................... 4,891 440,337
Safe Bulkers, Inc.
(b)
.................. 7,634 28,780
659,533
Media — 1.0%
Advantage Solutions, Inc., Class A
(a)(b)
...... 9,113 73,086
AMC Networks, Inc., Class A
(b)
........... 3,512 120,953
Boston Omaha Corp., Class A
(b)
.......... 2,079 59,730
Cardlytics, Inc.
(b)
.................... 3,814 252,067
Clear Channel Outdoor Holdings, Inc.
(b)
..... 43,322 143,396
comScore, Inc.
(b)
.................... 7,824 26,132
Daily Journal Corp.
(b)
................. 153 54,580
Digital Media Solutions, Inc., Class A
(b)
..... 1,111 5,311
Emerald Holding, Inc.
(b)
................ 2,520 10,004
Entercom Communications Corp., Class A
(b)
.. 14,559 37,417
Entravision Communications Corp., Class A .. 7,780 52,748
EW Scripps Co. (The), Class A ........... 7,028 135,992
Fluent, Inc.
(b)
....................... 4,481 8,917
Gannett Co., Inc.
(b)
................... 15,986 85,205
Gray Television, Inc. .................. 10,125 204,120
Hemisphere Media Group, Inc.
(b)
.......... 2,141 15,565
iHeartMedia, Inc., Class A
(b)
............. 13,360 281,094
Integral Ad Science Holding Corp.
(b)
....... 1,998 44,376
John Wiley & Sons, Inc., Class A
(a)
........ 5,148 294,826
Magnite, Inc.
(b)
...................... 15,282 267,435
National CineMedia, Inc. ............... 6,954 19,541
Scholastic Corp. .................... 3,103 123,996
Sinclair Broadcast Group, Inc., Class A ..... 5,319 140,581
Stagwell, Inc.
(a)(b)
.................... 7,455 64,635
TechTarget, Inc.
(b)
.................... 3,070 293,676
TEGNA, Inc. ....................... 26,310 488,314
Thryv Holdings, Inc.
(b)
................. 772 31,752
WideOpenWest, Inc.
(b)
................ 6,242 134,328
3,469,777
Metals & Mining — 1.2%
Allegheny Technologies, Inc.
(b)
........... 15,141 241,196
Arconic Corp.
(b)
..................... 12,568 414,870
Carpenter Technology Corp. ............ 5,773 168,514
Century Aluminum Co.
(b)
............... 6,137 101,629
Coeur Mining, Inc.
(b)
.................. 30,381 153,120
Commercial Metals Co.
(a)
.............. 14,307 519,201
Compass Minerals International, Inc. ....... 4,068 207,793
Constellium SE, Class A
(b)
.............. 14,644 262,274
Gatos Silver, Inc.
(b)
................... 5,460 56,675
Haynes International, Inc. .............. 1,372 55,333
Hecla Mining Co. .................... 62,567 326,600
Kaiser Aluminum Corp.
(a)
............... 1,906 179,050
Materion Corp. ..................... 2,443 224,609
MP Materials Corp., Class A
(b)
........... 8,702 395,245
Novagold Resources, Inc.
(b)
............. 28,296 194,110
Olympic Steel, Inc. ................... 1,268 29,798
Perpetua Resources Corp.
(b)
............ 3,197 15,186
PolyMet Mining Corp.
(b)
................ 3,444 8,610
Ryerson Holding Corp. ................ 2,135 55,617
Schnitzer Steel Industries, Inc., Class A ..... 3,180 165,105
SunCoke Energy, Inc. ................. 9,308 61,340
Security
Shares
Shares Value
Metals & Mining (continued)
TimkenSteel Corp.
(b)
.................. 5,216 $ 86,064
Warrior Met Coal, Inc. ................. 6,058 155,751
Worthington Industries, Inc. ............. 3,937 215,196
4,292,886
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc. ................... 865 19,687
Angel Oak Mortgage, Inc. .............. 860 14,087
Apollo Commercial Real Estate Finance, Inc. . 16,308 214,613
Arbor Realty Trust, Inc.
(a)
............... 16,085 294,677
Ares Commercial Real Estate Corp. ....... 5,150 74,881
ARMOUR Residential REIT, Inc.
(a)
........ 9,707 95,226
Blackstone Mortgage Trust, Inc., Class A .... 18,518 567,021
BrightSpire Capital, Inc., Class A ......... 10,167 104,314
Broadmark Realty Capital, Inc. ........... 15,450 145,694
Chimera Investment Corp. .............. 28,130 424,201
Dynex Capital, Inc.
(a)
.................. 4,220 70,516
Ellington Financial, Inc. ................ 5,384 92,013
Franklin BSP Realty Trust, Inc.
(b)
.......... 3,602 53,814
Granite Point Mortgage Trust, Inc. ........ 6,283 73,574
Great Ajax Corp. .................... 2,702 35,558
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 9,025 479,408
Invesco Mortgage Capital, Inc. ........... 34,526 95,982
KKR Real Estate Finance Trust, Inc. ....... 3,798 79,112
Ladder Capital Corp. ................. 13,296 159,419
MFA Financial, Inc. ................... 52,813 240,827
New York Mortgage Trust, Inc. ........... 43,925 163,401
Orchid Island Capital, Inc.
(a)
............. 15,002 67,509
PennyMac Mortgage Investment Trust
(a)
.... 11,589 200,837
Ready Capital Corp. .................. 6,901 107,863
Redwood Trust, Inc. .................. 13,236 174,583
TPG RE Finance Trust, Inc. ............. 7,288 89,788
Two Harbors Investment Corp. ........... 40,474 233,535
4,372,140
Multiline Retail — 0.4%
Big Lots, Inc. ....................... 3,788 170,649
Dillard's, Inc., Class A
(a)
................ 687 168,329
Franchise Group, Inc. ................. 3,380 176,301
Macy's, Inc. ....................... 35,976 941,852
1,457,131
Multi-Utilities — 0.4%
Avista Corp.
(a)
...................... 8,161 346,761
Black Hills Corp. .................... 7,421 523,700
NorthWestern Corp. .................. 6,060 346,390
Unitil Corp. ........................ 1,970 90,600
1,307,451
Oil, Gas & Consumable Fuels — 3.6%
Aemetis, Inc.
(a)(b)
.................... 3,366 41,402
Alto Ingredients, Inc.
(b)
................ 8,531 41,034
Altus Midstream Co., Class A ............ 389 23,850
Antero Resources Corp.
(b)
.............. 34,018 595,315
Arch Resources, Inc. ................. 1,775 162,093
Berry Corp. ........................ 7,488 63,049
Brigham Minerals, Inc., Class A .......... 5,428 114,477
California Resources Corp. ............. 9,484 405,062
Callon Petroleum Co.
(b)
................ 5,592 264,222
Centennial Resource Development, Inc., Class
A
(b)
........................... 21,599 129,162
Centrus Energy Corp., Class A
(b)
.......... 1,127 56,249
Chesapeake Energy Corp.
(a)
............ 12,391 799,467
Civitas Resources, Inc.
(a)(b)
.............. 5,112 250,335
Clean Energy Fuels Corp.
(b)
............. 18,564 113,797
CNX Resources Corp.
(b)
............... 24,674 339,268

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
(b)
............. 10,924 $ 88,375
CONSOL Energy, Inc.
(a)(b)
.............. 4,053 92,044
Crescent Energy, Inc., Class A
(b)
.......... 3,504 44,431
CVR Energy, Inc. .................... 3,889 65,374
Delek US Holdings, Inc. ............... 7,967 119,425
Denbury, Inc.
(b)
..................... 5,886 450,809
DHT Holdings, Inc. ................... 17,440 90,514
Dorian LPG Ltd. ..................... 3,612 45,836
Earthstone Energy, Inc., Class A
(b)
........ 2,568 28,094
Energy Fuels, Inc.
(b)
.................. 18,202 138,881
Equitrans Midstream Corp. ............. 48,789 504,478
Falcon Minerals Corp. ................. 5,943 28,942
Frontline Ltd.
(a)
..................... 13,916 98,386
Gevo, Inc.
(a)(b)
...................... 23,282 99,647
Golar LNG Ltd.
(b)
.................... 11,717 145,174
Green Plains, Inc.
(b)
.................. 4,336 150,719
HighPeak Energy, Inc. ................ 397 5,812
International Seaways, Inc. ............. 5,567 81,724
Kosmos Energy Ltd.
(b)
................. 48,864 169,070
Laredo Petroleum, Inc.
(b)
............... 1,501 90,255
Magnolia Oil & Gas Corp., Class A
(a)
....... 16,609 313,412
Matador Resources Co. ............... 12,935 477,560
Murphy Oil Corp. .................... 17,482 456,455
Nordic American Tankers Ltd.
(a)
.......... 18,951 32,027
Northern Oil and Gas, Inc. .............. 6,195 127,493
Oasis Petroleum, Inc. ................. 2,407 303,258
Ovintiv, Inc.
(a)
....................... 30,833 1,039,072
Par Pacific Holdings, Inc.
(b)
............. 5,308 87,529
PBF Energy, Inc., Class A
(a)(b)
............ 11,435 148,312
PDC Energy, Inc. .................... 11,467 559,360
Peabody Energy Corp.
(b)
............... 9,476 95,423
Penn Virginia Corp.
(b)
................. 1,979 53,275
Range Resources Corp.
(b)
.............. 28,422 506,764
Renewable Energy Group, Inc.
(b)
......... 5,269 223,616
REX American Resources Corp.
(b)
........ 646 62,016
Riley Exploration Permian, Inc. ........... 273 5,274
Scorpio Tankers, Inc. ................. 5,818 74,529
SFL Corp. Ltd. ...................... 14,585 118,868
SM Energy Co. ..................... 14,253 420,178
Southwestern Energy Co.
(a)(b)
............ 119,535 557,033
Talos Energy, Inc.
(b)
.................. 4,398 43,100
Teekay Corp.
(b)
..................... 8,284 26,012
Teekay Tankers Ltd., Class A
(b)
........... 2,845 31,011
Tellurian, Inc.
(b)
..................... 42,615 131,254
Uranium Energy Corp.
(b)
............... 28,312 94,845
Ur-Energy, Inc.
(b)
.................... 21,583 26,331
W&T Offshore, Inc.
(b)
................. 12,705 41,037
Whiting Petroleum Corp.
(b)
.............. 4,699 303,931
World Fuel Services Corp. .............. 7,355 194,687
12,490,434
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(b)
.............. 1,927 70,663
Glatfelter Corp. ..................... 5,305 91,246
Neenah, Inc. ....................... 2,100 97,188
Schweitzer-Mauduit International, Inc. ...... 3,739 111,796
Verso Corp., Class A ................. 3,358 90,733
461,626
Personal Products — 0.6%
Beauty Health Co. (The), Class A
(b)
........ 10,263 247,954
BellRing Brands, Inc., Class A
(b)
.......... 4,729 134,918
Edgewell Personal Care Co. ............ 6,338 289,710
elf Beauty, Inc.
(b)
.................... 5,754 191,090
Honest Co., Inc. (The)
(b)
............... 10,004 80,932
Inter Parfums, Inc. ................... 2,139 228,659
Security
Shares
Shares Value
Personal Products (continued)
Medifast, Inc. ...................... 1,371 $ 287,129
Nature's Sunshine Products, Inc. ......... 1,161 21,479
Nu Skin Enterprises, Inc., Class A ......... 5,929 300,897
Revlon, Inc., Class A
(b)
................ 1,015 11,510
USANA Health Sciences, Inc.
(b)
.......... 1,466 148,359
Veru, Inc.
(b)
........................ 6,942 40,889
1,983,526
Pharmaceuticals — 1.4%
9 Meters Biopharma, Inc.
(b)
............. 25,349 24,809
Aclaris Therapeutics, Inc.
(b)
............. 6,034 87,734
Aerie Pharmaceuticals, Inc.
(b)
............ 5,049 35,444
Amneal Pharmaceuticals, Inc.
(b)
.......... 10,749 51,488
Amphastar Pharmaceuticals, Inc.
(b)
........ 4,629 107,809
Ampio Pharmaceuticals, Inc.
(b)
........... 22,687 12,932
Angion Biomedica Corp.
(a)(b)
............. 2,562 7,430
ANI Pharmaceuticals, Inc.
(b)
............. 1,221 56,264
Antares Pharma, Inc.
(b)
................ 18,927 67,569
Arvinas, Inc.
(a)(b)
..................... 5,540 455,056
Atea Pharmaceuticals, Inc.
(b)
............ 7,703 68,865
Athira Pharma, Inc.
(b)
................. 3,847 50,126
Axsome Therapeutics, Inc.
(b)
............ 3,314 125,203
BioDelivery Sciences International, Inc.
(b)
.... 11,301 35,033
Cara Therapeutics, Inc.
(b)
.............. 5,604 68,257
Cassava Sciences, Inc.
(a)(b)
............. 4,563 199,403
Citius Pharmaceuticals, Inc.
(b)
........... 13,544 20,858
Collegium Pharmaceutical, Inc.
(b)
......... 4,395 82,099
Corcept Therapeutics, Inc.
(b)
............ 11,405 225,819
CorMedix, Inc.
(b)
..................... 5,051 22,982
Cymabay Therapeutics, Inc.
(b)
........... 6,894 23,302
DICE Therapeutics, Inc.
(a)(b)
............. 1,638 41,458
Durect Corp.
(b)
...................... 24,081 23,741
Edgewise Therapeutics, Inc.
(b)
........... 4,550 69,524
Endo International plc
(b)
................ 28,139 105,803
Esperion Therapeutics, Inc.
(b)
............ 2,847 14,235
Evolus, Inc.
(b)
...................... 3,847 25,044
EyePoint Pharmaceuticals, Inc.
(b)
......... 2,520 30,845
Fulcrum Therapeutics, Inc.
(b)
............ 2,945 52,097
Harmony Biosciences Holdings, Inc.
(b)
...... 2,666 113,678
Ikena Oncology, Inc.
(b)
................. 3,063 38,410
Innoviva, Inc.
(b)
..................... 5,103 88,027
Intra-Cellular Therapies, Inc.
(b)
........... 8,430 441,226
Kala Pharmaceuticals, Inc.
(b)
............ 7,157 8,660
Kaleido Biosciences, Inc.
(b)
............. 3,195 7,636
KemPharm, Inc.
(b)
................... 3,409 29,692
Landos Biopharma, Inc.
(b)
.............. 763 3,662
Marinus Pharmaceuticals, Inc.
(b)
.......... 4,405 52,331
Mind Medicine MindMed, Inc.
(b)
.......... 43,122 59,508
NGM Biopharmaceuticals, Inc.
(b)
.......... 3,780 66,944
Nuvation Bio, Inc., Class A
(b)
............ 18,695 158,908
Ocular Therapeutix, Inc.
(b)
.............. 8,761 61,064
Omeros Corp.
(b)
..................... 7,096 45,627
Oramed Pharmaceuticals, Inc.
(b)
.......... 3,186 45,496
Pacira BioSciences, Inc.
(b)
.............. 5,267 316,915
Paratek Pharmaceuticals, Inc.
(b)
.......... 5,304 23,815
Phathom Pharmaceuticals, Inc.
(b)
......... 2,416 47,523
Phibro Animal Health Corp., Class A ....... 2,371 48,416
Pliant Therapeutics, Inc.
(b)
.............. 2,956 39,906
Prestige Consumer Healthcare, Inc.
(b)
...... 5,914 358,684
Provention Bio, Inc.
(b)
................. 6,145 34,535
Rain Therapeutics, Inc.
(b)
............... 885 11,399
Reata Pharmaceuticals, Inc., Class A
(b)
..... 3,275 86,362
Relmada Therapeutics, Inc.
(b)
............ 1,955 44,046
Revance Therapeutics, Inc.
(b)
............ 8,373 136,647
Seelos Therapeutics, Inc.
(b)
............. 9,043 14,740
SIGA Technologies, Inc.
(b)
.............. 5,355 40,270

2021
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc.
(b)
......... 5,859 $ 170,848
Tarsus Pharmaceuticals, Inc.
(b)
........... 1,130 25,425
Terns Pharmaceuticals, Inc.
(b)
............ 1,732 12,245
TherapeuticsMD, Inc.
(b)
................ 49,642 17,648
Theravance Biopharma, Inc.
(b)
........... 7,524 83,140
Ventyx Biosciences, Inc.
(b)
.............. 1,228 24,388
Verrica Pharmaceuticals, Inc.
(b)
........... 1,738 15,920
WaVe Life Sciences Ltd.
(b)
.............. 4,026 12,642
Zogenix, Inc.
(b)
...................... 6,556 106,535
5,084,147
Professional Services — 1.7%
Acacia Research Corp.
(b)
............... 5,266 27,015
ASGN, Inc.
(b)
....................... 5,987 738,796
Atlas Technical Consultants, Inc.
(b)
........ 1,652 13,910
Barrett Business Services, Inc. ........... 891 61,532
CBIZ, Inc.
(b)
........................ 5,842 228,539
CRA International, Inc. ................ 841 78,516
Exponent, Inc. ...................... 6,109 713,104
First Advantage Corp.
(b)
................ 6,474 123,265
Forrester Research, Inc.
(b)
.............. 1,251 73,471
Franklin Covey Co.
(b)
................. 1,417 65,692
Heidrick & Struggles International, Inc. ..... 2,229 97,474
HireQuest, Inc. ..................... 601 12,116
HireRight Holdings Corp.
(b)
............. 2,638 42,208
Huron Consulting Group, Inc.
(b)
........... 2,636 131,536
ICF International, Inc.
(a)
................ 2,213 226,943
Insperity, Inc. ....................... 4,276 505,038
KBR, Inc. ......................... 16,633 792,063
Kelly Services, Inc., Class A ............. 4,184 70,166
Kforce, Inc. ........................ 2,465 185,417
Korn Ferry ........................ 6,337 479,901
ManTech International Corp., Class A ...... 3,227 235,345
Mistras Group, Inc.
(b)
................. 2,325 17,275
Resources Connection, Inc. ............. 3,476 62,012
Sterling Check Corp.
(b)
................ 1,950 39,995
TriNet Group, Inc.
(b)
.................. 4,836 460,677
TrueBlue, Inc.
(b)
..................... 4,215 116,629
Upwork, Inc.
(b)
...................... 13,879 474,107
Willdan Group, Inc.
(b)
................. 1,339 47,133
6,119,875
Real Estate Management & Development — 0.8%
Cushman & Wakefield plc
(a)(b)
............ 16,329 363,157
Douglas Elliman, Inc.
(b)
................ 8,346 95,979
eXp World Holdings, Inc. ............... 7,404 249,441
Fathom Holdings, Inc.
(b)
............... 624 12,767
Forestar Group, Inc.
(b)
................. 2,201 47,872
FRP Holdings, Inc.
(b)
.................. 727 42,021
Kennedy-Wilson Holdings, Inc. ........... 13,873 331,287
Marcus & Millichap, Inc.
(b)
.............. 2,781 143,110
Newmark Group, Inc., Class A ........... 17,493 327,119
Rafael Holdings, Inc., Class B
(a)(b)
......... 1,177 6,003
RE/MAX Holdings, Inc., Class A .......... 2,229 67,962
Realogy Holdings Corp.
(b)
.............. 13,503 226,985
Redfin Corp.
(a)(b)
..................... 12,169 467,168
RMR Group, Inc. (The), Class A .......... 1,887 65,441
St. Joe Co. (The) .................... 4,023 209,397
Tejon Ranch Co.
(b)
................... 2,243 42,797
2,698,506
Road & Rail — 0.9%
ArcBest Corp.
(a)
..................... 2,986 357,872
Avis Budget Group, Inc.
(b)
.............. 4,861 1,008,025
Covenant Logistics Group, Inc., Class A
(b)
... 1,391 36,764
Daseke, Inc.
(b)
...................... 4,242 42,590
Security
Shares
Shares Value
Road & Rail (continued)
Heartland Express, Inc. ................ 5,363 $ 90,206
HyreCar, Inc.
(b)
..................... 2,091 9,849
Marten Transport Ltd. ................. 6,864 117,786
PAM Transportation Services, Inc.
(b)
....... 500 35,505
Saia, Inc.
(b)
........................ 3,121 1,051,871
Universal Logistics Holdings, Inc. ......... 1,108 20,897
US Xpress Enterprises, Inc., Class A
(b)
...... 2,996 17,586
Werner Enterprises, Inc. ............... 7,376 351,540
Yellow Corp.
(b)
...................... 6,005 75,603
3,216,094
Semiconductors & Semiconductor Equipment — 3.8%
Alpha & Omega Semiconductor Ltd.
(b)
...... 2,531 153,277
Ambarella, Inc.
(b)
.................... 4,163 844,631
Amkor Technology, Inc. ................ 12,002 297,530
Atomera, Inc.
(b)
..................... 2,344 47,161
Axcelis Technologies, Inc.
(b)
............. 4,010 298,986
AXT, Inc.
(b)
........................ 5,162 45,477
CEVA, Inc.
(b)
....................... 2,732 118,132
CMC Materials, Inc. .................. 3,339 640,053
Cohu, Inc.
(a)(b)
...................... 5,717 217,761
Diodes, Inc.
(b)
...................... 5,184 569,255
FormFactor, Inc.
(b)
................... 9,056 414,040
Ichor Holdings Ltd.
(b)
.................. 3,264 150,242
Impinj, Inc.
(b)
....................... 2,279 202,147
Kopin Corp.
(a)(b)
..................... 9,257 37,861
Kulicke & Soffa Industries, Inc.
(a)
.......... 7,310 442,547
Lattice Semiconductor Corp.
(b)
........... 15,963 1,230,109
MACOM Technology Solutions Holdings, Inc.
(b)
5,803 454,375
MaxLinear, Inc.
(b)
.................... 8,439 636,216
Meta Materials, Inc.
(a)(b)
................ 25,783 63,426
NeoPhotonics Corp.
(b)
................. 5,837 89,715
NVE Corp. ........................ 509 34,765
Onto Innovation, Inc.
(a)(b)
............... 5,731 580,149
PDF Solutions, Inc.
(b)
................. 3,601 114,476
Photronics, Inc.
(b)
.................... 7,092 133,684
Power Integrations, Inc. ............... 7,102 659,705
Rambus, Inc.
(b)
..................... 12,767 375,222
Semtech Corp.
(b)
.................... 7,581 674,178
Silicon Laboratories, Inc.
(a)(b)
............. 4,691 968,316
SiTime Corp.
(b)
...................... 1,873 547,928
SkyWater Technology, Inc.
(b)
............ 938 15,214
SMART Global Holdings, Inc.
(b)
........... 2,062 146,381
SunPower Corp.
(a)(b)
.................. 9,247 192,985
Synaptics, Inc.
(b)
.................... 4,610 1,334,641
Ultra Clean Holdings, Inc.
(b)
............. 5,254 301,370
Veeco Instruments, Inc.
(b)
.............. 5,832 166,037
13,197,992
Software — 5.7%
8x8, Inc.
(b)
......................... 13,152 220,428
A10 Networks, Inc. ................... 6,828 113,208
ACI Worldwide, Inc.
(b)
................. 13,852 480,664
Agilysys, Inc.
(b)
..................... 2,294 101,991
Alarm.com Holdings, Inc.
(b)
............. 5,644 478,668
Alkami Technology, Inc.
(b)
.............. 3,344 67,081
Altair Engineering, Inc., Class A
(b)
......... 5,468 422,786
American Software, Inc., Class A ......... 3,885 101,670
Appfolio, Inc., Class A
(b)
............... 2,235 270,569
Appian Corp.
(b)
..................... 4,587 299,118
Asana, Inc., Class A
(a)(b)
................ 8,378 624,580
Avaya Holdings Corp.
(b)
................ 9,845 194,931
AvidXchange Holdings, Inc.
(b)
............ 2,977 44,834
Benefitfocus, Inc.
(b)
................... 2,979 31,756
Blackbaud, Inc.
(a)(b)
................... 5,633 444,894
Blackline, Inc.
(b)
..................... 6,412 663,899

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Software (continued)
Bottomline Technologies DE, Inc.
(b)
........ 5,180 $ 292,515
Box, Inc., Class A
(b)
.................. 16,379 428,966
BTRS Holdings, Inc., Class A
(b)
........... 7,616 59,557
Cerence, Inc.
(a)(b)
.................... 4,424 339,055
ChannelAdvisor Corp.
(b)
............... 3,326 82,086
Cleanspark, Inc.
(b)
................... 3,905 37,176
CommVault Systems, Inc.
(b)
............. 5,394 371,755
Consensus Cloud Solutions, Inc.
(b)
........ 1,705 98,668
Couchbase, Inc.
(b)
................... 1,139 28,429
CS Disco, Inc.
(a)(b)
.................... 902 32,247
Digimarc Corp.
(b)
.................... 1,488 58,746
Digital Turbine, Inc.
(b)
................. 10,686 651,739
Domo, Inc., Class B
(b)
................. 3,243 160,853
E2open Parent Holdings, Inc., Class A
(b)
.... 23,387 263,338
Ebix, Inc.
(a)
........................ 3,026 91,990
eGain Corp.
(b)
...................... 2,735 27,295
Enfusion, Inc., Class A
(b)
............... 2,559 53,585
EngageSmart, Inc.
(b)
.................. 1,887 45,514
Envestnet, Inc.
(b)
.................... 6,439 510,870
EverCommerce, Inc.
(b)
................ 1,956 30,807
GTY Technology Holdings, Inc.
(a)(b)
........ 3,839 25,721
Instructure Holdings, Inc.
(b)
............. 1,410 33,812
Intapp, Inc.
(b)
....................... 1,185 29,815
Intelligent Systems Corp.
(a)(b)
............ 947 36,744
InterDigital, Inc.
(a)
.................... 3,709 265,676
JFrog Ltd.
(b)
........................ 6,156 182,833
Kaltura, Inc.
(b)
...................... 2,049 6,905
LivePerson, Inc.
(a)(b)
.................. 7,718 275,687
Marathon Digital Holdings, Inc.
(b)
.......... 11,387 374,177
MeridianLink, Inc.
(b)
.................. 1,489 32,133
MicroStrategy, Inc., Class A
(b)
............ 996 542,312
Mimecast Ltd.
(b)
..................... 7,125 566,936
Mitek Systems, Inc.
(b)
................. 5,055 89,726
Model N, Inc.
(b)
..................... 4,086 122,703
Momentive Global, Inc.
(b)
............... 15,088 319,111
ON24, Inc.
(b)
....................... 3,165 54,913
OneSpan, Inc.
(b)
..................... 4,331 73,324
PagerDuty, Inc.
(b)
.................... 9,692 336,797
Ping Identity Holding Corp.
(b)
............ 7,083 162,059
Progress Software Corp. ............... 5,238 252,838
PROS Holdings, Inc.
(b)
................ 4,768 164,448
Q2 Holdings, Inc.
(b)
................... 6,435 511,196
Qualys, Inc.
(b)
...................... 4,058 556,839
Rapid7, Inc.
(b)
...................... 6,631 780,402
Rekor Systems, Inc.
(b)
................. 3,743 24,517
Rimini Street, Inc.
(b)
.................. 5,231 31,229
Riot Blockchain, Inc.
(b)
................. 10,057 224,573
Sailpoint Technologies Holdings, Inc.
(b)
..... 10,796 521,879
Sapiens International Corp. NV .......... 3,805 131,082
SecureWorks Corp., Class A
(b)
........... 1,142 18,238
ShotSpotter, Inc.
(b)
................... 1,098 32,413
Smith Micro Software, Inc.
(b)
............. 6,282 30,907
Sprout Social, Inc., Class A
(b)
............ 5,270 477,936
SPS Commerce, Inc.
(b)
................ 4,223 601,144
Sumo Logic, Inc.
(b)
................... 10,409 141,146
Telos Corp.
(b)
....................... 4,698 72,443
Tenable Holdings, Inc.
(b)
............... 10,819 595,802
Upland Software, Inc.
(b)
................ 3,315 59,471
Varonis Systems, Inc.
(b)
................ 12,669 617,994
Verint Systems, Inc.
(b)
................. 7,686 403,592
Veritone, Inc.
(b)
..................... 3,243 72,903
Viant Technology, Inc., Class A
(b)
.......... 1,507 14,625
VirnetX Holding Corp. ................. 8,488 22,069
Vonage Holdings Corp.
(b)
............... 28,287 588,087
Workiva, Inc.
(b)
...................... 5,028 656,104
Security
Shares
Shares Value
Software (continued)
Xperi Holding Corp. .................. 12,320 $ 232,971
Yext, Inc.
(b)
........................ 13,171 130,656
Zuora, Inc., Class A
(b)
................. 13,191 246,408
19,971,564
Specialty Retail — 2.4%
Aaron's Co., Inc. (The) ................ 3,615 89,110
Abercrombie & Fitch Co., Class A
(b)
........ 6,884 239,770
Academy Sports & Outdoors, Inc.
(b)
........ 9,244 405,812
American Eagle Outfitters, Inc.
(a)
.......... 17,913 453,557
America's Car-Mart, Inc.
(b)
.............. 761 77,926
Arko Corp.
(b)
....................... 14,208 124,604
Asbury Automotive Group, Inc.
(b)
.......... 2,699 466,198
Barnes & Noble Education, Inc.
(b)
......... 4,584 31,217
Bed Bath & Beyond, Inc.
(b)
.............. 11,756 171,403
Big 5 Sporting Goods Corp. ............. 2,483 47,202
Boot Barn Holdings, Inc.
(b)
.............. 3,425 421,446
Buckle, Inc. (The) ................... 3,437 145,419
Caleres, Inc. ....................... 4,338 98,386
Camping World Holdings, Inc., Class A ..... 4,827 195,011
CarLotz, Inc., Class A
(b)
................ 8,469 19,225
Cato Corp. (The), Class A .............. 2,162 37,100
Chico's FAS, Inc.
(b)
................... 13,392 72,049
Children's Place, Inc. (The)
(b)
............ 1,627 129,005
Citi Trends, Inc.
(a)(b)
................... 1,025 97,119
Conn's, Inc.
(b)
...................... 2,008 47,228
Container Store Group, Inc. (The)
(b)
........ 3,854 38,463
Designer Brands, Inc., Class A
(b)
.......... 7,171 101,900
Genesco, Inc.
(b)
..................... 1,725 110,693
Group 1 Automotive, Inc. ............... 2,069 403,910
GrowGeneration Corp.
(b)
............... 6,453 84,212
Guess?, Inc. ....................... 4,884 115,653
Haverty Furniture Cos., Inc. ............. 2,098 64,136
Hibbett, Inc. ....................... 1,746 125,590
JOANN, Inc. ....................... 1,384 14,366
Kirkland's, Inc.
(b)
.................... 1,671 24,948
Lazydays Holdings, Inc.
(b)
.............. 876 18,869
Lumber Liquidators Holdings, Inc.
(b)
........ 3,195 54,539
MarineMax, Inc.
(b)
.................... 2,482 146,537
Monro, Inc.
(a)
....................... 3,871 225,563
Murphy USA, Inc. ................... 2,846 567,037
National Vision Holdings, Inc.
(b)
.......... 9,607 461,040
ODP Corp. (The)
(a)(b)
.................. 5,319 208,930
OneWater Marine, Inc., Class A .......... 1,285 78,346
Party City Holdco, Inc.
(b)
............... 13,183 73,429
Rent-A-Center, Inc. .................. 7,693 369,572
Sally Beauty Holdings, Inc.
(b)
............ 13,445 248,195
Shift Technologies, Inc., Class A
(b)
......... 7,403 25,244
Shoe Carnival, Inc. ................... 1,966 76,831
Signet Jewelers Ltd. .................. 6,209 540,369
Sleep Number Corp.
(b)
................ 2,585 198,011
Sonic Automotive, Inc., Class A .......... 2,611 129,114
Sportsman's Warehouse Holdings, Inc.
(b)
.... 5,364 63,295
Tilly's, Inc., Class A .................. 2,985 48,088
Torrid Holdings, Inc.
(b)
................. 1,502 14,840
TravelCenters of America, Inc.
(b)
.......... 1,489 76,862
Urban Outfitters, Inc.
(a)(b)
............... 8,184 240,282
Winmark Corp. ..................... 394 97,826
Zumiez, Inc.
(b)
...................... 2,449 117,528
8,533,005
Technology Hardware, Storage & Peripherals — 0.3%
(b)
3D Systems Corp.
(a)
.................. 14,594 314,355
Avid Technology, Inc. ................. 4,457 145,164
Corsair Gaming, Inc. ................. 3,265 68,598
Diebold Nixdorf, Inc. .................. 8,877 80,337

2021
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Eastman Kodak Co. .................. 5,352 $ 25,047
Quantum Corp. ..................... 6,829 37,696
Super Micro Computer, Inc. ............. 5,038 221,420
Turtle Beach Corp. ................... 1,864 41,493
934,110
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.
(b)
....................... 6,854 878,820
Fossil Group, Inc.
(b)
.................. 5,744 59,106
G-III Apparel Group Ltd.
(b)
.............. 5,206 143,894
Kontoor Brands, Inc. .................. 6,188 317,135
Movado Group, Inc. .................. 1,757 73,495
Oxford Industries, Inc.
(a)
............... 1,913 194,208
PLBY Group, Inc.
(b)
................... 3,389 90,283
Rocky Brands, Inc. ................... 726 28,895
Steven Madden Ltd. .................. 9,490 441,000
Superior Group of Cos., Inc. ............ 1,400 30,716
Unifi, Inc.
(b)
........................ 1,745 40,397
Vera Bradley, Inc.
(b)
.................. 2,825 24,041
Wolverine World Wide, Inc. ............. 9,682 278,938
2,600,928
Thrifts & Mortgage Finance — 1.5%
Axos Financial, Inc.
(b)
................. 6,807 380,579
Blue Foundry Bancorp
(b)
............... 3,298 48,250
Bridgewater Bancshares, Inc.
(b)
.......... 2,423 42,863
Capitol Federal Financial, Inc. ........... 15,065 170,686
Columbia Financial, Inc.
(b)
.............. 4,789 99,899
Essent Group Ltd. ................... 12,744 580,234
Federal Agricultural Mortgage Corp., Class C . 1,076 133,349
Finance of America Cos., Inc., Class A
(b)
.... 1,877 7,452
Flagstar Bancorp, Inc. ................ 6,218 298,091
FS Bancorp, Inc. .................... 986 33,159
Hingham Institution For Savings (The) ...... 187 78,518
Home Bancorp, Inc. .................. 1,018 42,257
Home Point Capital, Inc. ............... 965 4,342
Kearny Financial Corp. ................ 7,980 105,735
Luther Burbank Corp.
(a)
................ 1,727 24,247
Merchants Bancorp .................. 1,097 51,921
Mr Cooper Group, Inc.
(b)
............... 7,277 302,796
NMI Holdings, Inc., Class A
(b)
............ 10,038 219,330
Northfield Bancorp, Inc. ............... 5,107 82,529
Northwest Bancshares, Inc. ............. 14,187 200,888
Ocwen Financial Corp.
(b)
............... 975 38,971
PCSB Financial Corp. ................. 1,491 28,389
PennyMac Financial Services, Inc. ........ 3,675 256,441
Pioneer Bancorp, Inc.
(b)
................ 1,483 16,788
Premier Financial Corp. ............... 4,296 132,789
Provident Bancorp, Inc. ................ 2,076 38,614
Provident Financial Services, Inc. ......... 8,845 214,226
Radian Group, Inc. ................... 21,197 447,893
Southern Missouri Bancorp, Inc. .......... 813 42,414
TrustCo Bank Corp. .................. 2,175 72,449
Velocity Financial, Inc.
(b)
............... 1,023 14,015
Walker & Dunlop, Inc. ................. 3,427 517,066
Washington Federal, Inc. ............... 7,638 254,956
Waterstone Financial, Inc. .............. 2,447 53,491
WSFS Financial Corp. ................ 5,608 281,073
5,316,700
Tobacco — 0.1%
22nd Century Group, Inc.
(b)
............. 18,009 55,648
Turning Point Brands, Inc. .............. 1,769 66,833
Universal Corp.
(a)
.................... 2,950 162,014
Vector Group Ltd. ................... 16,692 191,624
476,119
Security
Shares
Shares Value
Trading Companies & Distributors — 1.5%
Alta Equipment Group, Inc.
(b)
............ 2,288 $ 33,496
Applied Industrial Technologies, Inc. ....... 4,518 463,999
Beacon Roofing Supply, Inc.
(b)
........... 6,568 376,675
BlueLinx Holdings, Inc.
(b)
............... 1,070 102,463
Boise Cascade Co. .................. 4,622 329,086
Custom Truck One Source, Inc.
(b)
......... 5,439 43,512
DXP Enterprises, Inc.
(b)
................ 2,225 57,116
EVI Industries, Inc.
(b)
.................. 587 18,332
GATX Corp.
(a)
...................... 4,185 436,035
Global Industrial Co.
(a)
................. 1,489 60,900
GMS, Inc.
(b)
........................ 5,021 301,812
H&E Equipment Services, Inc. ........... 3,900 172,653
Herc Holdings, Inc. ................... 2,937 459,787
Karat Packaging, Inc.
(b)
................ 547 11,055
Lawson Products, Inc.
(b)
............... 584 31,974
McGrath RentCorp ................... 2,799 224,648
MRC Global, Inc.
(b)
................... 10,022 68,951
NOW, Inc.
(b)
....................... 12,490 106,665
Rush Enterprises, Inc., Class A .......... 5,017 279,146
Rush Enterprises, Inc., Class B .......... 657 35,458
Textainer Group Holdings Ltd.
(b)
.......... 5,717 204,154
Titan Machinery, Inc.
(b)
................ 2,475 83,383
Transcat, Inc.
(b)
..................... 853 78,843
Triton International Ltd. ................ 7,951 478,889
Veritiv Corp.
(b)
...................... 1,687 206,775
WESCO International, Inc.
(a)(b)
........... 5,218 686,637
Willis Lease Finance Corp.
(a)(b)
........... 394 14,834
5,367,278
Water Utilities — 0.5%
American States Water Co. ............. 4,296 444,378
Artesian Resources Corp., Class A ........ 1,099 50,917
Cadiz, Inc.
(b)
....................... 2,492 9,619
California Water Service Group .......... 6,100 438,346
Global Water Resources, Inc. ............ 1,617 27,651
Middlesex Water Co. ................. 2,039 245,292
Pure Cycle Corp.
(b)
................... 2,594 37,872
SJW Group
(a)
...................... 3,339 244,415
York Water Co. (The) ................. 1,480 73,674
1,572,164
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(b)
....................... 7,126 96,415
Shenandoah Telecommunications Co. ...... 5,764 146,982
Telephone & Data Systems, Inc. .......... 12,055 242,908
United States Cellular Corp.
(b)
........... 1,824 57,492
543,797
Total Common Stocks — 99.4%
(Cost: $247,911,184) .............................. 349,688,255
Investment Companies — 0.0%
Ferroglobe Representation and Warranty
Insurance Trust
(e)
.................. 10,979 —
Total Investment Companies — 0.0%
(Cost: $0) ..................................... —

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2021
Security
Shares
Shares Value
Rights — 0.0%
Biotechnology — 0.0%
(b)(e)
Contra Aduro Biotech I ................ 1,703 $ 5,109
Oncternal T herapeutics, Inc., CVR ........ 105 108
5,217
Total Rights — 0.0%
(Cost: $5,109) .................................. 5,217
Warrants — 0.0%
Energy Equipment & Services — 0.0%
Nabors Industries Ltd. (Issued/exercisable
06/11/21, 1 share for 1 warrant, Expires
06/11/26, Strike Price USD 166.67)
(b)
.... 279 1,041
Total Warrants — 0.0%
(Cost: $0) ..................................... 1,041
Total Long-Term Investments — 99.4%
(Cost: $247,916,293) .............................. 349,694,513
Security
Shares
Shares Value
Short-Term Securities — 7.2%
(f)(g)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 1,892,227 $ 1,892,227
SL Liquidity Series, LLC, Money Market Series,
0.15%
(h)
........................ 23,606,300 23,608,660
Total Short-Term Securities — 7.2%
(Cost: $25,501,848) ............................... 25,500,887
Total Investments — 106.6%
(Cost: $273,418,141 ) .............................. 375,195,400
Liabilities in Excess of Other Assets — (6.6)% ............. (23,222,617)
Net Assets — 100.0% ............................... $ 351,972,783
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $103,223, representing less than 0.05% of its net assets as of period end, and an original cost of $79,814.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,838,753 $ — $ (1,946,526) $ — $ — $ 1,892,227 1,892,227 $ 373 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 26,267,552 — (2,653,740) (4,233) (919) 23,608,660 23,606,300 112,526
(b)
—
$ (4,233) $ (919) $ 25,500,887 $ 112,899 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
24
Schedule of Investments
(continued)
December 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 21 03/18/22 $ 2,355 $ 44,531
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 44,531 $ — $ — $ — $ 44,531
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 537,004 $ — $ — $ — $ 537,004
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (79,965) — — — (79,965)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,653,574

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
25
Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 349,688,255 $ — $ — $ 349,688,255
Investment Companies .................................... — — — —
Rights ................................................ — — 5,217 5,217
Warrants .............................................. 1,041 — — 1,041
Short-Term Securities ....................................... 1,892,227 — — 1,892,227
$ 351,581,523 $ — $ 5,217 $ 351,586,740
Investments valued at NAV
(a)
...................................... 23,608,660
$ —
$ 375,195,400
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 44,531 $ — $ — $ 44,531
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2021
2021
BlackRock Annual Report to Shareholders
26
BlackRock Small
Cap Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 349,694,513
Investments, at value — affiliated
(c)
......................................................................................... 25,500,887
Cash ............................................................................................................. 48,720
Cash pledged: –
Futures contracts .................................................................................................... 128,000
Receivables: –
Investments sold .................................................................................................... 63,492
Securities lending income — affiliated ...................................................................................... 6,138
Capital shares sold ................................................................................................... 109,650
Dividends — affiliated ................................................................................................. 11
Dividends — unaffiliated ............................................................................................... 275,793
Prepaid expenses ..................................................................................................... 2,261
Total assets .........................................................................................................
375,829,465
LIABILITIES
Collateral on securities loaned ............................................................................................. 23,631,687
Payables: –
Investments purchased ................................................................................................ 307
Accounting services fees ............................................................................................... 15,423
Capital shares redeemed ............................................................................................... 41
Distribution fees ..................................................................................................... 121
Investment advisory fees .............................................................................................. 26,775
Directors' and Officer's fees ............................................................................................. 94
Other affiliate fees ................................................................................................... 118
Pricing fees ........................................................................................................ 21,562
Printing and postage fees .............................................................................................. 36,619
Professional fees .................................................................................................... 44,723
Transfer agent fees .................................................................................................. 59,654
Variation margin on futures contracts ....................................................................................... 4,305
Other accrued expenses ............................................................................................... 15,253
Total liabilities ........................................................................................................
23,856,682
NET ASSETS ........................................................................................................
$ 351,972,783
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 248,123,839
Accumulated earnings .................................................................................................. 103,848,944
NET ASSETS ........................................................................................................
$ 351,972,783
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 247,916,293
(b)
  Securities loaned, at value .............................................................................................. $ 22,926,113
(c)
  Investments, at cost — affiliated .......................................................................................... $ 25,501,848
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2021
27
Financial Statements
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 351,337,754
Shares outstanding .................................................................................................
26,827,318
Net asset value ....................................................................................................
$ 13.10
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 635,029
Shares outstanding .................................................................................................
48,577
Net asset value ....................................................................................................
$ 13.07
Shares authorized ..................................................................................................
10 million
Par value ........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2021
2021
BlackRock Annual Report to Shareholders
28
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 373
Dividends — unaffiliated ............................................................................................... 4,087,042
Securities lending income — affiliated — net ................................................................................. 112,526
Foreign taxes withheld ................................................................................................ (9,006)
Total investment income .................................................................................................
4,190,935
EXPENSES
Investment advisory .................................................................................................. 284,787
Transfer agent — class specific .......................................................................................... 186,918
Printing and postage ................................................................................................. 115,410
Professional ....................................................................................................... 68,045
Accounting services .................................................................................................. 63,724
Offering .......................................................................................................... 39,100
Custodian ......................................................................................................... 20,146
Directors and Officer ................................................................................................. 7,066
Transfer agent ...................................................................................................... 5,000
Recoupment of past waived and/or reimbursed fees — class specific ................................................................. 3,344
Distribution — class specific ............................................................................................ 523
Miscellaneous ...................................................................................................... 10,409
Total expenses .......................................................................................................
804,472
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,010)
Transfer agent fees reimbursed — class specific ............................................................................... (35,706)
Total expenses after fees waived and/or reimbursed ..............................................................................
767,756
Net investment income ..................................................................................................
3,423,179
REALIZED AND UNREALIZED GAIN (LOSS) $ 43,194,600
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (4,233)
Investments — unaffiliated ........................................................................................... 37,121,963
Futures contracts .................................................................................................. 537,004
A
37,654,734
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (919)
Investments — unaffiliated ........................................................................................... 5,620,750
Futures contracts .................................................................................................. (79,965)
A
5,539,866
Net realized and unrealized gain ...........................................................................................
43,194,600
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 46,617,779

Statements of Changes in Net Assets
29
Financial Statements
See notes to financial statements.
BlackRock Small Cap Index V.I. Fund
Year Ended December 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,423,179 $ 2,982,185
Net realized gain .................................................................................. 37,654,734 11,315,649
Net change in unrealized appreciation (depreciation) .......................................................... 5,539,866 37,942,749
Net increase in net assets resulting from operations .............................................................
46,617,779 52,240,583
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (41,511,263) (13,197,729)
  Class III ....................................................................................... (65,309) —
Decrease in net assets resulting from distributions to shareholders ...................................................
(41,576,572) (13,197,729)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
25,188,437 (2,266,429)
NET ASSETS
Total increase in net assets ............................................................................. 30,229,644 36,776,425
Beginning of year .................................................................................... 321,743,139 284,966,714
End of year ........................................................................................
$ 351,972,783 $ 321,743,139
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
30
See notes to financial statements.
BlackRock Small Cap Index V.I. Fund
(a)
Class I
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 13.02 $ 11.34 $ 9.60 $ 14.57 $ 13.63
Net investment income
(b)
.....................................
0.14 0.12 0.15 0.18 0.16
Net realized and unrealized gain (loss) ............................
1.68 2.11 2.29 (1.86) 1.83
Net increase (decrease) from investment operations ....................
1.82 2.23 2.44 (1.68) 1.99
Distributions
(c)
– – – – –
From net investment income ..................................
(0.16) (0.16) (0.15) (0.19) (0.16)
From net realized gain .......................................
(1.58) (0.39) (0.55) (3.10) (0.89)
Total distributions ...........................................
(1.74) (0.55) (0.70) (3.29) (1.05)
Net asset value, end of year ...................................
$ 13.10 $ 13.02 $ 11.34 $ 9.60 $ 14.57
Total Return
(d)
14.57% — — — —
Based on net asset value ......................................
14.57% 19.84% 25.40% (11.25)% 14.55%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.23%
(f)
0.29% 0.27% 0.30%
(g)
0.23%
Total expenses after fees waived and/or reimbursed ....................
0.22% 0.22% 0.22% 0.23%
(g)
0.22%
Net investment income .......................................
0.96% 1.17% 1.37% 1.17% 1.11%
Supplemental Data
Net assets, end of year (000) ....................................
$ 351,338 $ 321,743 $ 284,967 $ 242,300 $ 340,353
Portfolio turnover rate ........................................
21% 16% 13% 17% 12%
(a)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the "Predecessor Fund"), a series of State Farm Variable
Product Trust, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.27%
and 0.23%, respectively.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
See notes to financial statements.
BlackRock Small
Cap Index V.I. Fund
Class III
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period ........................................................................................
$ 15.16
Net investment income
(b)
................................................................................................
0.16
Net realized and unrealized loss ...........................................................................................
(0.52)
(c)
Net (decrease) from investment operations .....................................................................................
(0.36)
Distributions
(d)
From net investment income .............................................................................................
(0.15)
From net realized gain ..................................................................................................
(1.58)
Total distributions ......................................................................................................
(1.73)
Net asset value, end of period .............................................................................................
$ 13.07
Total Return
(e)
(1.85)%
Based on net asset value .................................................................................................
(1.85)%
(f)
Ratios to Average Net Assets
(g)
Total expenses ........................................................................................................
0.41%
(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.41%
(h)
Net investment income ..................................................................................................
1.23%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 635
Portfolio turnover rate ...................................................................................................
21%
( i )
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders
32
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Small
Cap Index V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
Class III Shares commenced operations on February 9, 2021.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
34
curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 2,432,313 $ (2,432,313) $ — $ —
BMO Capital Markets .............................. 8,280 (8,280) — —
BofA Securities, Inc. ............................... 53,171 (53,171) — —
Citigroup Global Markets, Inc. ........................ 5,136,488 (5,136,488) — —
Credit Suisse Securities (USA) LLC .................... 1,936,284 (1,936,284) — —
JP Morgan Securities LLC ........................... 3,337,118 (3,337,118) — —
National Financial Services LLC ....................... 5,576,911 (5,576,911) — —
State Street Bank & Trust Co. ........................ 3,945,863 (3,945,863) — —
Toronto Dominion Bank ............................. 499,685 (499,685) — —
$ 22,926,113 $ (22,926,113) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
For the year ended December 31, 2021, the Fund reimbursed the Manager $1,204 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets attributable to Class III .
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2021, the class specific distribution fees borne directly by Class III were $523.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the year ended
December 31, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2021, the class specific transfer agent fees borne directly by Class I were $186,918.
Expense Limitations, Waivers , Reimbursements and Recoupments : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the
1940 Act ("Independent Directors") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 3 1 , 2021, the amount waived was $ 1 , 010 .

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
36
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the year ended December 31, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2021, the Manager waived and/or reimbursed $26,685 which is included in transfer agent fees reimbursed — class specific in the Statement of Operations.
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will terminated.
For the year ended December 31, 2021, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
As of December 31, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
December 31, 2021:
Class I ................................................................................................................
0.0 5%
Class III ...............................................................................................................
0.0 5
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Small Cap Index V.I. Fund
Class I .......................................................................................................... $ 9,021
Class I ............................................................................................................. 0.22%
Class III ............................................................................................................ 0.47
BlackRock Small Cap Index V.I. Fund
Class I .................................................................................................................. $ 3,344
Expiring December 31,
BlackRock Small Cap Index V.I. Fund 2022 2023
Fund Level ........................................................................................ $ 55,821 $ —
Class I ........................................................................................... 125,340 35,706
BlackRock Small Cap Index V.I. Fund
Fund Level ............................................................................................................... $ 94,540
Class I .................................................................................................................. 55,848

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended
December 31, 2021, the Fund paid BIM $30,930 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC , the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year ended December 31, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were $73,619,277 and $83,878,267, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
Purchases ............................................................................................................... $ 10,663,665
Sales ................................................................................................................... 26,804,281
Net Realized Gain .......................................................................................................... 18,255,705

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
38
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the classification of investments.
(b)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Fund Name Paid-in Capital
Accumulated Earnings
(Loss)
BlackRock Small Cap Index V.I. Fund ............................................................. $ (39,100) $ 39,100
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
BlackRock Small Cap Index V.I. Fund
Ordinary income ............................................................................................ $ 8,248,224 $ 4,536,019
Long-term capital gains ........................................................................................ 33,328,348 8,661,710
$ 41,576,572 $ 13,197,729
Fund Name
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Qualified
Late-year Losses
(b)
Total
BlackRock Small Cap Index V.I. Fund ..............................................
$ 2,952,468 $ 100,968,357 $ (71,881) $ 103,848,944
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Small Cap Index V.I. Fund .................................... $ 274,271,288 $ 140,354,444 $ (39,430,332) $ 100,924,112

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
40
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
Period from February 09, 2021 (commencement of operations) to December 31, 2021 for Class III.
As of December 31, 2021, shares of the Fund owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/21
Year Ended
12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Small Cap Index V.I. Fund
Class I
Shares sold .............................................
528,158 $ 7,690,100 329,949 $ 3,206,206
Shares issued in reinvestment of distributions ........................
3,274,590 41,510,025 1,040,479 13,197,337
Shares redeemed .........................................
(1,687,795) (24,708,208) (1,786,888) (18,669,972)
2,114,953 $ 24,491,917 (416,460) $ (2,266,429)
Class III
(a)
Shares sold .............................................
43,890 $ 638,483 — $ —
Shares issued in reinvestment of distributions ........................
5,020 63,018 — —
Shares redeemed .........................................
(333) (4,981) — —
48,577 $ 696,520 — $ —
2,163,530 $ 25,188,437 (416,460) $ (2,266,429)
Class I .......................................................................................................... 710
Class III ......................................................................................................... 1,319

Report of Independent Registered Public Accounting Firm
41
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Small Cap Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Small Cap Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The financial highlights for the year ended December 31, 2017 of the Fund were audited by other auditors whose report dated February 23, 2018, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 15, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
42
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust

Statement Regarding Liquidity Risk Management Program
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Variable Series Funds, Inc. (“Variable Series
Funds”) and BlackRock Variable Series Funds II, Inc. (“Variable Series Funds II” and together with Variable Series Funds, the "Companies" and each, a "Company") has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core
V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation
V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International Index V.I. Fund, BlackRock
International V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap
Index V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund (the "Funds"), each a series of Variable Series Funds or Variable Series
Funds II, as applicable, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of Variable Series Funds, on behalf of BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund,
BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund,
BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock International Index V.I. Fund, BlackRock International V.I. Fund, BlackRock Large
Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund, met on November
9-10, 2021 and the Board (together with the Board, the "Boards") of Variable Series Funds II, on behalf of BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund
and BlackRock U.S. Government Bond V.I. Fund, met on November 18-19, 2021 (the “Meetings”) to review the Program. The Boards previously appointed BlackRock
Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meetings,
the Committee, on behalf of BlackRock, provided the Boards with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The
Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Boards stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Director and Officer Information
2021
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
and Director
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
30 RICs consisting of 159 Portfolios None
Bruce R. Bond
1946
Director
(Since 2007)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
30 RICs consisting of 159 Portfolios None
Susan J. Carter
1956
Director
(Since 2019)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020.
30 RICs consisting of 159 Portfolios None
Collette Chilton
1958
Director
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
30 RICs consisting of 159 Portfolios None
Neil A. Cotty
1954
Director
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
30 RICs consisting of 159 Portfolios None
Lena G. Goldberg
1949
Director
(Since 2016)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School, from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
30 RICs consisting of 159 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Henry R. Keizer
1956
Director
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
30 RICs consisting of 159 Portfolios Hertz Global Holdings
(car rental); Sealed
Air Corp. (packaging);
GrafTech International Ltd.
(materials manufacturing);
Montpelier Re Holdings,
Ltd. (publicly held property
and casualty reinsurance)
from 2013 to 2015;
WABCO (commercial
vehicle safety systems)
from 2015 to 2020
Cynthia A. Montgomery
1952
Director
(Since 2019)
Professor, Harvard Business School since 1989. 30 RICs consisting of 159 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016
Donald C. Opatrny
1952
Director
(Since 2015)
Trustee, Vice Chair, Member of the Executive Committee and
Chair of the Investment Committee, Cornell University from
2004 to 2019; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2017; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
30 RICs consisting of 159 Portfolios None
Joseph P. Platt
1947
Director
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
30 RICs consisting of 159 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Director
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
30 RICs consisting of 159 Portfolios None
Claire A. Walton
1957
Director
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
30 RICs consisting of 159 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders
Interested Directors
(a)(d)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Director joined the Board, certain Independent Directors first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A.
Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 261 Portfolios None
John M. Perlowski
(e)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 263 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company's Directors and Officers is available in the Company's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2021, Bruce R. Bond retired as a Director of the Company.

Director and Officer Information
2021
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds II, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Director
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
73 RICs consisting of 102 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Director
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
73 RICs consisting of 102 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Director
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
73 RICs consisting of 102 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
73 RICs consisting of 102 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year; Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
75 RICs consisting of 104 Portfolios None
Lorenzo A. Flores
1964
Director
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
73 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Director
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
73 RICs consisting of 102 Portfolios The Boeing Company
since 2021

Director and Officer Information
(continued)
Director and Officer Information
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company's by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company's by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
J. Phillip Holloman
1955
Director
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
73 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
R. Glenn Hubbard
1958
Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
73 RICs consisting of 102 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Director
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
75 RICs consisting of 104 Portfolios None
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
75 RICs consisting of 104 Portfolios None
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 261 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 263 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective June 10, 2021, Stayce D. Harris and J. Phillip Holloman were each appointed to serve as a Director of the Company. Effective July 30, 2021, Lorenzo A. Flores was appointed to serve as a Director of the Company.
Effective December 31, 2021, Richard E. Cavanagh and Michael J. Castellano retired as Directors of the Company.

Additional Information
Additional Information
Proxy Results
At a Special Meeting of Shareholders of BlackRock Total Return V.I. Fund, a series of BlackRock Variable Series Funds II, Inc., held on October 26, 2021, Fund shareholders were asked to vote on the following proposals:
Proposal 1. To approve the amendment or elimination, as applicable, of certain of the Fund’s fundamental investment restrictions and an amendment to the
Corporation’s bylaws to reflect the amendment of such fundamental investment restrictions with respect to the Fund.
Proposal 1a. To Approve the Amendment of the Fundamental Investment Restriction Regarding Concentration.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1b. To Approve the Amendment of the Fundamental Investment Restriction Regarding Borrowing.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1c. To approve the amendment of the fundamental investment restriction regarding the issuance of senior securities and an amendment to the
Corporation’s bylaws to reflect the amendment of such fundamental investment restriction with respect to the Fund.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1d. To Approve the Amendment of the Fundamental Investment Restriction Regarding investing in real estate.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1e. To approve the amendment of the fundamental investment restriction regarding underwriting and an amendment to the Corporation’s bylaws to reflect the amendment of such fundamental investment restriction with respect to the Fund.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1f. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Commodities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1g. To Approve the Amendment of the Fundamental Investment Restriction Regarding Lending.
With respect to this Proposal, the shares of the Fund were voted as follows:
For Against Abstain
60,190,341 4,212,385 5,745,825
For Against Abstain
59,931,623 4,278,207 5,938,721
For Against Abstain
59,690,626 4,132,370 6,325,555
For Against Abstain
58,946,817 5,379,701 5,822,033
For Against Abstain
59,048,773 3,934,363 7,165,414
For Against Abstain
59,279,625 4,851,336 6,017,590
For Against Abstain
58,319,917 5,688,078 6,140,556

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders
Proposal 1h. To Approve the Elimination of the Fundamental Investment Restriction Regarding Investing for the Purpose of Exercising Control or Management.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 2. To approve an amendment to the Corporation’s bylaws to remove fundamental policies and all references thereto with respect to the Fund.
With respect to this Proposal, the shares of the Fund were voted as follows:
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
For Against Abstain
58,425,396 5,590,092 6,133,063
For Against Abstain
59,255,851 5,136,019 5,756,681

Additional Information
(continued)
Additional Information
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(d)
New York, NY 10179
Brown Brothers Harriman & Co.
(e)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(f)
New York, NY 10019
Willkie Farr & Gallagher LLP
(g)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I.
Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock High Yield
V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap Index V.I. Fund, BlackRock Total Return
V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.
(e)
For BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund.
(f)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(g)
For BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the Funds.
Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. BlackRock Government Money
Market V.I. Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-12/21-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 60/40 Target Allocation ETF V.I. Fund	$19,796	$20,400	$210	$0	$13,500	$13,500	$0	$0
BlackRock Advantage Large Cap Core V.I. Fund	$29,391	$30,294	$210	$0	$12,700	$12,700	$0	$0
BlackRock Advantage Large Cap Value V.I. Fund	$21,412	$22,032	$210	$0	$12,700	$12,700	$0	$0
BlackRock Advantage SMID Cap V.I. Fund (Formerly BlackRock Advantage U.S. Total Market V.I.) Fund	$26,462	$27,234	$210	$0	$12,700	$12,700	$0	$0
BlackRock Basic Value V.I. Fund	$29,694	$30,600	$210	$0	$12,700	$12,700	$0	$0
BlackRock Capital Appreciation V.I. Fund	$23,937	$24,684	$210	$0	$12,700	$12,700	$0	$0
BlackRock Equity Dividend V.I. Fund	$18,988	$19,584	$210	$0	$8,000	$8,000	$0	$0
BlackRock Global Allocation V.I. Fund	$49,793	$51,306	$210	$0	$20,000	$20,000	$0	$0
BlackRock Government Money Market V.I. Fund	$25,755	$26,520	$210	$0	$9,500	$9,500	$0	$0
BlackRock International Index V.I. Fund	$33,835	$33,660	$210	$0	$13,700	$13,700	$0	$0
BlackRock International V.I. Fund	$29,189	$30,090	$210	$0	$13,700	$13,700	$0	$0
BlackRock Large Cap Focus Growth V.I. Fund	$21,412	$22,032	$210	$0	$12,700	$12,700	$0	$0
BlackRock Managed Volatility V.I. Fund	$33,633	$34,680	$210	$0	$20,000	$20,000	$0	$0
BlackRock S&P 500 Index V.I. Fund	$29,391	$30,294	$210	$0	$12,700	$12,700	$0	$0
BlackRock Small Cap Index V.I. Fund	$30,906	$30,600	$210	$0	$12,700	$12,700	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,032,000	$1,984,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,032,000 and $1,984,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 60/40 Target Allocation ETF V.I. Fund	$13,710	$13,500
BlackRock Advantage Large Cap Core V.I. Fund	$12,910	$12,700
BlackRock Advantage Large Cap Value V.I. Fund	$12,910	$12,700
BlackRock Advantage SMID Cap V.I. Fund (Formerly BlackRock Advantage U.S. Total Market V.I.)	$12,910	$12,700
BlackRock Basic Value V.I. Fund	$12,910	$12,700
BlackRock Capital Appreciation V.I. Fund	$12,910	$12,700
BlackRock Equity Dividend V.I. Fund	$8,210	$8,000
BlackRock Global Allocation V.I. Fund	$20,210	$20,000
BlackRock Government Money Market V.I. Fund	$9,710	$9,500
BlackRock International Index V.I. Fund	$13,910	$13,700
BlackRock International V.I. Fund	$13,910	$13,700
BlackRock Large Cap Focus Growth V.I. Fund	$12,910	$12,700
BlackRock Managed Volatility V.I. Fund	$20,210	$20,000
BlackRock S&P 500 Index V.I. Fund	$12,910	$12,700
BlackRock Small Cap Index V.I. Fund	$12,910	$12,700

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,032,000	$1,984,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: February 25, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: February 25, 2022